UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07704

Schwab Capital Trust

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Jonathan de St. Paer

Schwab Capital Trust

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2020

Item 1: Report(s) to Shareholders.

Semiannual Report  |  April 30, 2020
Schwab Equity Index Funds®

Schwab S& P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth
Index Fund
Schwab U.S. Large-Cap Value
Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
New Notice Regarding Shareholder Report Delivery Options
Beginning on January 1, 2021, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary (such as a bank or broker-dealer). Instead, the reports will be made available on a fund’s website www.schwabfunds.com/schwabfunds_prospectus, and you will be notified by mail each time a report is posted and the mailing will provide a website link to access the report. You will continue to receive other fund regulatory documents (such as prospectuses or supplements) in paper unless you have elected to receive all fund documents electronically.
If you would like to receive a fund’s future shareholder reports in paper free of charge after January 1, 2021, you can make that request:
• If you invest through Charles Schwab & Co, Inc. (broker-dealer), by calling 1-866-345-5954 and using the unique identifier attached to this mailing;
• If you invest through another financial intermediary (such as a bank or broker-dealer) by contacting them directly; or
• If owned directly through a fund by calling 1-800-407-0256.
If you already receive shareholder reports and other fund documents electronically, you will not be affected by this change and you need not take any action.

This page is intentionally left blank.

Eight cost-efficient ways to tap into the power of the stock market for long-term growth potential.
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the schedules of Condensed Portfolio Holdings are sub-categories of Sector classifications.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Total Return for the 6 Months Ended April 30, 2020
Schwab S&P 500 Index Fund (Ticker Symbol: SWPPX)	-3.17%
S&P 500® Index	-3.16%
Fund Category: Morningstar Large Blend[1]	-5.93%
Performance Details	pages 8-9

Schwab 1000 Index Fund (Ticker Symbol: SNXFX)	-3.68%
Schwab 1000 Index®	-3.65%
Russell 1000® Index	-3.56%
Fund Category: Morningstar Large Blend[1]	-5.93%
Performance Details	pages 10-11

Schwab Small-Cap Index Fund (Ticker Symbol: SWSSX)	-15.38%
Russell 2000® Index	-15.47%
Fund Category: Morningstar Small Blend[1]	-18.89%
Performance Details	pages 12-13

Schwab Total Stock Market Index Fund (Ticker Symbol: SWTSX)	-4.44%
Dow Jones U.S. Total Stock Market IndexSM	-4.42%
Fund Category: Morningstar Large Blend[1]	-5.93%
Performance Details	pages 14-15
Total Return for the 6 Months Ended April 30, 2020
Schwab U.S. Large-Cap Growth Index Fund (Ticker Symbol: SWLGX)	6.07%
Russell 1000® Growth Index	6.09%
Fund Category: Morningstar Large Growth[1]	3.33%
Performance Details	pages 16-17

Schwab U.S. Large-Cap Value Index Fund (Ticker Symbol: SWLVX)	-13.65%
Russell 1000® Value Index	-13.66%
Fund Category: Morningstar Large Value[1]	-13.72%
Performance Details	pages 18-19

Schwab U.S. Mid-Cap Index Fund (Ticker Symbol: SWMCX)	-11.66%
Russell Midcap® Index	-11.63%
Fund Category: Morningstar Mid-Cap Blend[1]	-14.18%
Performance Details	pages 20-21

Schwab International Index Fund[2] (Ticker Symbol: SWISX)	-14.62%
MSCI EAFE® Index (Net)[3]	-14.21%
Fund Category: Morningstar Foreign Large Blend[1]	-13.97%
Performance Details	pages 22-23

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[2]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
From the President

Jonathan de St. Paer
President of Charles Schwab
Investment Management, Inc.
and the funds covered
in this report.
Dear Shareholder,
The six-month reporting period ended April 30, 2020 represented one of the most volatile investing environments on record, as the COVID-19 pandemic continued to impact nearly every aspect of daily life. Up until the last week of February 2020, U.S. stock market performance was strong, with the longest bull market cycle in history continuing and major equity indices hitting new highs. But the rapid spread of COVID-19 around the world in late February and throughout March prompted increasingly strict government social distancing policies and travel restrictions that brought many economies to an abrupt halt and sent stock markets reeling. Against this unprecedented backdrop, a new record was set for the fastest U.S. market decline, with the S&P 500® Index, a bellwether for the overall U.S. stock market, dropping 30% in just 22 trading days. Global markets saw similar sell-offs. Stocks in the U.S. and abroad regained some lost ground in April, but investors continued to grapple with historic market volatility. For the six-month reporting period ended April 30, 2020, the S&P 500® Index returned -3.2%, while the Russell 2000® Index, a measure of U.S. small-cap stocks, returned -15.5% and the MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned -14.2%.
We don’t know yet what the full impact of the COVID-19 pandemic will be or how long it will last. The sudden health crisis, sharp increase in unemployment, and market declines have understandably rattled investors, leading many to seek the perceived safety of asset classes such as cash. Market volatility and declines can be difficult to withstand, and can engender strong emotional reactions, such as selling out of fear or staying on the sidelines. In the longer-term, this can often make investing outcomes worse, as investors who missed out on the market’s rebound in April may now realize. At times like these it’s important to remember that all market cycles, no matter how long, ultimately come to an end.
At Charles Schwab Investment Management, we believe that maintaining a long-term investing plan and a portfolio with exposure to a mix of asset classes that perform differently over time is one way to weather the ups and downs that come with investing. We designed the Schwab Equity Index Funds with this long-term perspective in mind. The funds provide access to broad segments of the equities markets with different risk and return profiles, including small-cap, mid-cap, and large-cap stocks, those oriented toward value or growth, and equities from both U.S. and international markets. In addition, the Schwab Equity Index Funds can help investors achieve their

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Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
From the President (continued)

“ We are committed to serving our clients through this extraordinarily challenging time.”
financial goals by keeping investing costs down. The funds have among the lowest expenses in the industry, along with no investment minimums.
We are committed to serving our clients through this extraordinarily challenging time. While market volatility and uncertainty can be unsettling, we believe that having a diversified portfolio and investing plan to rely on can make it easier for investors to achieve their long-term goals, even during difficult times like these.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Equity Index Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
Diversification and asset allocation strategies do not ensure a profit and cannot protect against losses in a declining market.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
The Investment Environment

For most of the first four months of the six-month reporting period ended April 30, 2020, U.S. and international stocks rose steadily, with several key U.S. market indices hitting record highs in mid-February. However, beginning in late February, the COVID-19 pandemic wreaked havoc on the global economy, prompting dramatic social distancing restrictions, shuttering businesses, and resulting in a new record for the fastest U.S. market decline with the S&P 500® Index, a bellwether for the overall U.S. stock market, dropping 30% in just 22 trading days. At their lows, key U.S. and international equity indices had lost as much as one-third of their former value. By the end of March, governments and central banks around the world began passing massive emergency rescue and fiscal stimulus measures in an effort to support their economies. While the extraordinary response prompted a rally in global equity markets from their March lows, historic volatility remained throughout April with most global equity markets ending the reporting period in negative territory. Over the reporting period, the U.S. dollar strengthened against a basket of international currencies, generally reducing the returns on overseas investments in U.S. dollar terms. The S&P 500® Index returned -3.16% for the reporting period. Although both lost ground, U.S. small-cap stocks significantly underperformed U.S. large-cap stocks, with the Russell 2000® Index and the Russell 1000® Index returning -15.47% and -3.56%, respectively, for the reporting period. Among large-caps, growth stocks outperformed value stocks by a large margin, with growth sectors that are less reliant on consumer activity outperforming those more sensitive to consumer activity. The Russell 1000® Growth Index and Russell 1000® Value Index returned 6.09% and -13.66%, respectively, for the reporting period. Outside the U.S., the MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned -14.21% for the reporting period.
Prior to the onset of the COVID-19 pandemic, economic growth around the globe was uneven. The U.S. economy, despite ongoing trade tensions with China, maintained steady growth in its record eleventh year of expansion, albeit at a slowing pace. In December, an announced partial trade resolution between the U.S. and China helped ease market tensions. U.S. gross domestic product (GDP) grew at an annual rate of 2.1% in the fourth quarter of 2019, but in the fallout of the COVID-19 pandemic fell sharply in the first quarter of 2020, contracting by 5.0%. Unemployment remained at record lows through most of the reporting period. However, a record number of employment claims in
Asset Class Performance Comparison % returns during the 6 months ended April 30, 2020

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
The Investment Environment (continued)

March resulted in the largest monthly unemployment rate increase since January 1975. In April, this record was broken again when unemployment skyrocketed, rising to the highest level since the Great Depression. Consumer confidence, which had remained solid for most of the reporting period, also fell steeply in March and April and ended the reporting period at its lowest level since 2014. Inflation crept up slightly in the first four months of the reporting period before retreating in March and April, with April seeing the largest monthly decline since December 2008.
Outside the U.S., conditions continued to soften, dampened by slowing economic output, slumping world trade, geopolitical concerns, and the COVID-19 pandemic. The COVID-19 pandemic exacerbated existing weakness around the globe, dramatically slowing growth amid stay-at-home orders, supply chain disruptions, and broadly diminishing demand. Oil prices deteriorated amid significantly reduced demand, coupled with rising U.S. crude production and a price war between Russia and Saudi Arabia. In April, oil futures fell into negative territory as storage capacity evaporated and demand waned, ending the reporting period at just under $19 per barrel. First quarter growth was negative in the eurozone. First quarter growth was also negative in the United Kingdom. In January, Brexit occurred with the formal departure of the United Kingdom from the European Union and the United Kingdom entered an 11-month transition period with respect to economic and customs matters. Japan’s economy also contracted and several Asian emerging market economies, including China and India, which had maintained stronger growth than many developed economies, declined sharply.
Central banks around the world, including the U.S. Federal Reserve (Fed), reduced their policy rates over the reporting period, while others maintained low—and for some international central banks, negative—interest rates. In the U.S., the Fed enacted three interest rate cuts in the second half of 2019—in July, September, and October, amid growing signs of global economic weakness that threatened to dampen U.S. economic growth, along with continued low inflation and weakness in manufacturing. As the economic implications of the COVID-19 pandemic grew, the Fed cut interest rates twice in 2020—by 0.50% in early March and by 1.00% in mid-March, resulting in a federal funds rate range of 0.00% to 0.25%. In addition, the Fed announced extensive emergency measures to support the economy in light of the pandemic, including massive purchases of U.S. Treasuries and other securities to support smooth market functioning, new financing for employers, consumers, and businesses, facilitating the flow of credit to municipalities, and the establishment of facilities to support credit to businesses and consumers alike. Outside the U.S., central banks were similarly accommodative. The European Central Bank held interest rates at 0%, unchanged since March 2016, and launched a new asset purchase program to help counter the impact of the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and increased the pace of its purchases of exchange-traded funds (ETFs) and other assets. The Bank of England lowered its key official bank rate from 0.75% to 0.10% in two emergency rate cuts in March 2020. Central banks in key emerging market economies—including China, India, Mexico, and Russia—lowered their policy rates during the reporting period, initially in response to inflation and trade-related pressures, and subsequently in emergency moves to help mitigate the detrimental impacts of the COVID-19 pandemic.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Fund Management

Christopher Bliss, CFA, Vice President and Head of Passive Equity Strategies, leads the portfolio management team for Schwab’s passive equity mutual funds and ETFs. He also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a managing director and head of the Americas institutional index team. Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Jeremy Brown, Portfolio Manager, is responsible for the day-to-day co-management of the funds, except for the Schwab International Index Fund. Prior to joining CSIM in 2017, Mr. Brown spent six years with ALPS Advisors, Inc. in Denver, most recently as a senior analyst on the ETF portfolio management and research team where he performed portfolio management, trading and analytics/research functions for ALPS ETFs and passive funds. Additionally, Mr. Brown led a number of investment research, commentary, industry trend analysis, and sales and marketing support initiatives.

Chuck Craig, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab International Index Fund. Prior to joining CSIM in 2012, Mr. Craig worked at Guggenheim Funds (formerly Claymore Group), where he spent more than five years as a managing director of portfolio management and supervision, and three years as vice president of product research and development. Prior to that, he worked as an equity research analyst at First Trust Portfolios (formerly Niké Securities), and a trader and analyst at PMA Securities, Inc.

Ferian Juwono, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds, except for the Schwab International Index Fund. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and two years as a senior business analyst. Prior to that, Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

Jane Qin, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab International Index Fund. Prior to joining CSIM in 2012, Ms. Qin spent more than four years at The Bank of New York Mellon Corporation. During that time, Ms. Qin spent more than two years as an associate equity portfolio manager and nearly two years as a performance analyst. She also worked at Wells Fargo Funds Management as a mutual fund analyst and at CIGNA Reinsurance in the risk management group as a risk analyst.

David Rios, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab International Index Fund. Prior to this role, Mr. Rios was an associate portfolio manager on the Schwab equity index strategies team for four years. His first role with CSIM was as a trade operations specialist. Prior to joining CSIM in 2008, Mr. Rios was a senior fund accountant at Investors Bank & Trust (subsequently acquired by State Street Corporation).

Sabya Sinha, Portfolio Manager, is responsible for the day-to-day co-management of the funds, except for the Schwab International Index Fund. Prior to joining CSIM in 2015, Mr. Sinha spent a year at F-Squared Investments on the product development and analytics team. Prior to F-Squared, he worked at IndexIQ Advisors as a senior index portfolio manager for three years and for Bank of America’s Columbia Management subsidiary as a portfolio manager for three years.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab S&P 500 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab S&P 500 Index Fund (5/19/97)	-3.17%	0.83%	9.06%	11.61%
S&P 500® Index	-3.16%	0.86%	9.12%	11.69%
Fund Category: Morningstar Large Blend[2]	-5.93%	-2.85%	6.81%	9.96%
Fund Expense Ratio[3]: 0.02%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – “Standard & Poor’s®,” “S&P®,” and “S&P 500®” are registered trademarks of Standard & Poor’s Financial Services LLC (S&P), and “Dow Jones®” is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones) and have been licensed for use by S& P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by CSIM. The “S&P 500® Index” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by CSIM. The Schwab S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab S&P 500 Index Fund
Performance and Fund Facts as of April 30, 2020

Statistics1
Number of Holdings	507
Weighted Average Market Cap (millions)	$333,483
Price/Earnings Ratio (P/E)	21.5
Price/Book Ratio (P/B)	3.1
Portfolio Turnover Rate	2% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab 1000 Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab 1000 Index Fund (4/2/91)	-3.68%	0.00%	8.58%	11.29%
Schwab 1000 Index®	-3.65%	0.06%	8.71%	11.50%
Russell 1000® Index	-3.56%	0.09%	8.74%	11.57%
Fund Category: Morningstar Large Blend[2]	-5.93%	-2.85%	6.81%	9.96%
Fund Expense Ratio[3]: 0.05%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab 1000 Index Fund
Performance and Fund Facts as of April 30, 2020

Statistics1
Number of Holdings	1002 [2]
Weighted Average Market Cap (millions)	$300,777
Price/Earnings Ratio (P/E)	21.3
Price/Book Ratio (P/B)	3.0
Portfolio Turnover Rate	2% [3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	As a result of the Schwab 1000 Index®’s once per year reconstitution and the effects of certain corporate actions, the fund may hold more or less than 1,000 securities.
[3]	Not annualized.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab Small-Cap Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Small-Cap Index Fund (5/19/97)	-15.38%	-16.28%	2.95%	7.83%
Russell 2000® Index	-15.47%	-16.39%	2.88%	7.69%
Small-Cap Spliced Index	-15.47%	-16.39%	2.88%	7.80%
Fund Category: Morningstar Small Blend[2]	-18.89%	-19.30%	1.27%	6.83%
Fund Expense Ratio[3]: 0.04%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Index ownership – “Russell 2000®” is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab Small-Cap Index Fund. The Schwab Small-Cap Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab Small-Cap Index Fund
Performance and Fund Facts as of April 30, 2020

Statistics1
Number of Holdings	1,978
Weighted Average Market Cap (millions)	$2,277
Price/Earnings Ratio (P/E)	15.7
Price/Book Ratio (P/B)	1.7
Portfolio Turnover Rate	5% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
Small-company stocks are subject to greater volatility than many other asset classes.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab Total Stock Market Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Total Stock Market Index Fund (6/1/99)	-4.44%	-1.21%	8.23%	11.25%
Dow Jones U.S. Total Stock Market IndexSM	-4.42%	-1.18%	8.26%	11.27%
Fund Category: Morningstar Large Blend[2]	-5.93%	-2.85%	6.81%	9.96%
Fund Expense Ratio[3]: 0.03%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – “Standard & Poor’s®” and “S&P®” are registered trademarks of Standard & Poor’s Financial Services LLC (S&P), and “Dow Jones®” is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones) and have been licensed for use by S& P Dow Jones Indices LLC and its affiliates and sublicensed for certain purposes by CSIM. The “Dow Jones U.S. Total Stock Market IndexSM” is a product of S&P Dow Jones Indices LLC or its affiliates, and has been licensed for use by CSIM. The Schwab Total Stock Market Index Fund is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, S&P, or their respective affiliates, and neither S&P Dow Jones Indices LLC, Dow Jones, S&P, nor their respective affiliates make any representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab Total Stock Market Index Fund
Performance and Fund Facts as of April 30, 2020

Statistics1
Number of Holdings	3,048
Weighted Average Market Cap (millions)	$285,095
Price/Earnings Ratio (P/E)	21.0
Price/Book Ratio (P/B)	2.8
Portfolio Turnover Rate	1% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.
15
Schwab Equity Index Funds  |  Semiannual Report

Schwab U.S. Large-Cap Growth Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Returns1
Fund and Inception Date	6 Months	1 Year	Since Inception
Fund: Schwab U.S. Large-Cap Growth Index Fund (12/20/17)	6.07%	10.79%	12.29%
Russell 1000® Growth Index	6.09%	10.84%	12.34%
Fund Category: Morningstar Large Growth[2]	3.33%	5.34%	N/A
Fund Expense Ratio[3]: 0.035%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – The Russell 1000® Growth Index is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab U.S. Large-Cap Growth Index Fund. The Schwab U.S. Large-Cap Growth Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.
16
Schwab Equity Index Funds  |  Semiannual Report

Schwab U.S. Large-Cap Growth Index Fund
Performance and Fund Facts as of April 30, 2020

Statistics1
Number of Holdings	534
Weighted Average Market Cap (millions)	$451,798
Price/Earnings Ratio (P/E)	27.7
Price/Book Ratio (P/B)	7.4
Portfolio Turnover Rate	32% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.
17
Schwab Equity Index Funds  |  Semiannual Report

Schwab U.S. Large-Cap Value Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Returns1
Fund and Inception Date	6 Months	1 Year	Since Inception
Fund: Schwab U.S. Large-Cap Value Index Fund (12/20/17)	-13.65%	-11.03%	-2.26%
Russell 1000® Value Index	-13.66%	-11.01%	-2.20%
Fund Category: Morningstar Large Value[2]	-13.72%	-11.53%	N/A
Fund Expense Ratio[3]: 0.035%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – The Russell 1000® Value Index is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab U.S. Large-Cap Value Index Fund. The Schwab U.S. Large-Cap Value Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.
18
Schwab Equity Index Funds  |  Semiannual Report

Schwab U.S. Large-Cap Value Index Fund
Performance and Fund Facts as of April 30, 2020

Statistics1
Number of Holdings	767
Weighted Average Market Cap (millions)	$112,956
Price/Earnings Ratio (P/E)	16.2
Price/Book Ratio (P/B)	1.7
Portfolio Turnover Rate	28% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.
19
Schwab Equity Index Funds  |  Semiannual Report

Schwab U.S. Mid-Cap Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Returns1
Fund and Inception Date	6 Months	1 Year	Since Inception
Fund: Schwab U.S. Mid-Cap Index Fund (12/20/17)	-11.66%	-10.06%	-0.33%
Russell Midcap® Index	-11.63%	-10.00%	-0.25%
Fund Category: Morningstar Mid-Cap Blend[2]	-14.18%	-13.54%	N/A
Fund Expense Ratio[3]: 0.04%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Index ownership – The Russell Midcap® Index is a registered mark of the Frank Russell Company (Russell) and has been licensed for use by the Schwab U.S. Mid-Cap Index Fund. The Schwab U.S. Mid-Cap Index Fund is not sponsored, endorsed, sold or promoted by Russell and Russell makes no representation regarding the advisability of investing in the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus.
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Schwab Equity Index Funds  |  Semiannual Report

Schwab U.S. Mid-Cap Index Fund
Performance and Fund Facts as of April 30, 2020

Statistics1
Number of Holdings	803
Weighted Average Market Cap (millions)	$16,372
Price/Earnings Ratio (P/E)	18.6
Price/Book Ratio (P/B)	2.2
Portfolio Turnover Rate	5% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.
21
Schwab Equity Index Funds  |  Semiannual Report

Schwab International Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab International Index Fund (5/19/97)	-14.62%	-12.04%	-0.16%	3.58%
MSCI EAFE® Index (Net)[3]	-14.21%	-11.34%	-0.17%	3.55%
International Spliced Index	-14.21%	-11.34%	-0.17%	3.60%
Fund Category: Morningstar Foreign Large Blend[4]	-13.97%	-12.05%	-0.51%	3.06%
Fund Expense Ratio[5]: 0.06%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Index ownership – “MSCI EAFE®” is a registered mark of MSCI and has been licensed for use by the Schwab International Index Fund. The Schwab International Index Fund is not sponsored, endorsed, sold or promoted by MSCI and MSCI bears no liability with respect to the fund. The Statement of Additional Information contains a more detailed description of the limited relationship MSCI has with the fund.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	The fund’s performance relative to the index may be affected by fair-value pricing. See financial note 2 for more information.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[5]	As stated in the prospectus.
22
Schwab Equity Index Funds  |  Semiannual Report

Schwab International Index Fund
Performance and Fund Facts as of April 30, 2020

Statistics1
Number of Holdings	929
Weighted Average Market Cap (millions)	$60,338
Price/Earnings Ratio (P/E)	15.0
Price/Book Ratio (P/B)	1.4
Portfolio Turnover Rate	4% [2]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets3
Top Country Weightings % of Investments4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
23
Schwab Equity Index Funds  |  Semiannual Report

Schwab Equity Index Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2019 and held through April 30, 2020.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 11/1/19	Ending Account Value (Net of Expenses) at 4/30/20	Expenses Paid During Period 11/1/19-4/30/20[2]
Schwab S&P 500 Index Fund
Actual Return	0.02%	$1,000.00	$ 968.30	$0.10
Hypothetical 5% Return	0.02%	$1,000.00	$1,024.80	$0.10
Schwab 1000 Index Fund
Actual Return	0.05%	$1,000.00	$ 963.20	$0.24
Hypothetical 5% Return	0.05%	$1,000.00	$1,024.65	$0.25
Schwab Small-Cap Index Fund
Actual Return	0.04%	$1,000.00	$ 846.20	$0.18
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.70	$0.20
Schwab Total Stock Market Index Fund
Actual Return	0.03%	$1,000.00	$ 955.60	$0.15
Hypothetical 5% Return	0.03%	$1,000.00	$1,024.75	$0.15
Schwab U.S. Large-Cap Growth Index Fund
Actual Return	0.035%	$1,000.00	$1,060.70	$0.18
Hypothetical 5% Return	0.035%	$1,000.00	$1,024.73	$0.18
Schwab U.S. Large-Cap Value Index Fund
Actual Return	0.035%	$1,000.00	$ 863.50	$0.16
Hypothetical 5% Return	0.035%	$1,000.00	$1,024.73	$0.18
Schwab U.S. Mid-Cap Index Fund
Actual Return	0.04%	$1,000.00	$ 883.40	$0.19
Hypothetical 5% Return	0.04%	$1,000.00	$1,024.70	$0.20
Schwab International Index Fund
Actual Return	0.06%	$1,000.00	$ 853.80	$0.28
Hypothetical 5% Return	0.06%	$1,000.00	$1,024.60	$0.30

[1]	Based on the most recent six-month expense ratio.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 182 days of the period, and divided by the 366 days of the fiscal year.
24
Schwab Equity Index Funds  |  Semiannual Report

Schwab S&P 500 Index Fund
Financial Statements
Financial Highlights
	11/1/19– 4/30/20*	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15
Per-Share Data
Net asset value at beginning of period	$47.17	$42.41	$40.23	$33.38	$33.00	$31.99
Income (loss) from investment operations:
Net investment income (loss)[1]	0.48	0.92	0.80	0.74	0.69	0.67
Net realized and unrealized gains (losses)	(1.89)	4.86	2.12	6.99	0.69	0.92
Total from investment operations	(1.41)	5.78	2.92	7.73	1.38	1.59
Less distributions:
Distributions from net investment income	(0.87)	(0.84)	(0.72)	(0.69)	(0.68)	(0.58)
Distributions from net realized gains	(0.09)	(0.18)	(0.02)	(0.19)	(0.32)	—
Total distributions	(0.96)	(1.02)	(0.74)	(0.88)	(1.00)	(0.58)
Net asset value at end of period	$44.80	$47.17	$42.41	$40.23	$33.38	$33.00
Total return	(3.17%) [2]	14.30%	7.29%	23.57%	4.40%	5.10%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.02% [3]	0.02% [4]	0.03%	0.05% [5]	0.09%	0.09%
Net operating expenses	N/A	N/A	N/A [6]	0.05% [5]	0.09%	0.09%
Net investment income (loss)	2.05% [3]	2.11%	1.88%	2.01%	2.12%	2.07%
Portfolio turnover rate	2% [2]	3%	2%	2%	2%	2%
Net assets, end of period (x 1,000,000)	$39,539	$40,232	$34,410	$29,999	$22,675	$21,587

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective December 20, 2018, the annual operating expense ratio was reduced to 0.02%. The ratio presented for period ended 10/31/19 is a blended ratio.
5
Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
6
Effective March 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.
25
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Condensed Portfolio Holdings  as of April 30, 2020 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 0.3%
Other Securities		0.3	121,989,144

Banks 4.0%
Bank of America Corp.	13,204,125	0.8	317,559,206
JPMorgan Chase & Co.	5,116,539	1.2	489,959,775
Wells Fargo & Co.	6,277,390	0.5	182,358,179
Other Securities		1.5	599,360,627
		4.0	1,589,237,787

Capital Goods 5.5%
Other Securities		5.5	2,172,919,122

Commercial & Professional Services 0.7%
Other Securities		0.7	286,765,464

Consumer Durables & Apparel 1.0%
NIKE, Inc., Class B	2,031,695	0.4	177,123,170
Other Securities		0.6	213,766,252
		1.0	390,889,422

Consumer Services 1.6%
McDonald's Corp.	1,228,366	0.6	230,392,327
Other Securities		1.0	408,386,275
		1.6	638,778,602

Diversified Financials 4.6%
Berkshire Hathaway, Inc., Class B *	3,191,235	1.5	597,909,790
The Charles Schwab Corp. (b)	1,854,756	0.2	69,961,396
Other Securities		2.9	1,161,240,815
		4.6	1,829,112,001

Energy 3.0%
Chevron Corp.	3,084,654	0.7	283,788,168
Exxon Mobil Corp.	6,901,911	0.8	320,731,804
Other Securities		1.5	595,007,327
		3.0	1,199,527,299

Security	Number of Shares	% of Net Assets	Value ($)
Food & Staples Retailing 1.6%
Costco Wholesale Corp.	720,496	0.6	218,310,288
Walmart, Inc.	2,313,954	0.7	281,261,109
Other Securities		0.3	141,197,555
		1.6	640,768,952

Food, Beverage & Tobacco 3.7%
PepsiCo, Inc.	2,274,757	0.8	300,927,604
Philip Morris International, Inc.	2,538,120	0.5	189,343,752
The Coca-Cola Co.	6,290,113	0.7	288,653,286
Other Securities		1.7	696,459,041
		3.7	1,475,383,683

Health Care Equipment & Services 6.8%
Abbott Laboratories	2,883,266	0.7	265,519,966
Medtronic plc	2,186,624	0.5	213,480,101
UnitedHealth Group, Inc.	1,545,579	1.1	452,035,490
Other Securities		4.5	1,752,880,161
		6.8	2,683,915,718

Household & Personal Products 2.0%
The Procter & Gamble Co.	4,068,622	1.2	479,568,475
Other Securities		0.8	308,474,163
		2.0	788,042,638

Insurance 1.9%
Other Securities		1.9	758,527,964

Materials 2.5%
Other Securities		2.5	980,626,397

Media & Entertainment 8.7%
Alphabet, Inc., Class A *	488,787	1.7	658,249,453
Alphabet, Inc., Class C *	487,582	1.7	657,582,340
Comcast Corp., Class A	7,405,188	0.7	278,657,225
Facebook, Inc., Class A *	3,925,599	2.0	803,609,371
Netflix, Inc. *	714,877	0.8	300,141,109
The Walt Disney Co.	2,939,939	0.8	317,954,403
Other Securities		1.0	433,655,027
		8.7	3,449,848,928

Pharmaceuticals, Biotechnology & Life Sciences 8.5%
AbbVie, Inc.	2,412,067	0.5	198,271,907
Amgen, Inc.	969,291	0.6	231,873,793
Bristol-Myers Squibb Co.	3,823,997	0.6	232,537,258
Eli Lilly & Co.	1,378,521	0.5	213,174,487

26
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Condensed Portfolio Holdings  as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Johnson & Johnson	4,293,810	1.6	644,243,252
Merck & Co., Inc.	4,153,630	0.8	329,549,004
Pfizer, Inc.	9,028,139	0.9	346,319,412
Thermo Fisher Scientific, Inc.	654,220	0.6	218,954,350
Other Securities		2.4	950,273,293
		8.5	3,365,196,756

Real Estate 2.9%
Other Securities		2.9	1,148,427,724

Retailing 7.5%
Amazon.com, Inc. *	679,395	4.3	1,680,823,230
The Home Depot, Inc.	1,779,310	1.0	391,145,717
Other Securities		2.2	901,689,151
		7.5	2,973,658,098

Semiconductors & Semiconductor Equipment 4.5%
Intel Corp.	7,096,712	1.1	425,660,786
NVIDIA Corp.	998,416	0.7	291,817,029
Other Securities		2.7	1,070,832,214
		4.5	1,788,310,029

Software & Services 14.3%
Accenture plc, Class A	1,035,982	0.5	191,853,506
Adobe, Inc. *	789,756	0.7	279,289,312
International Business Machines Corp.	1,444,587	0.5	181,382,344
Mastercard, Inc., Class A	1,448,285	1.0	398,234,926
Microsoft Corp.	12,445,588	5.6	2,230,373,825
Oracle Corp.	3,534,562	0.5	187,225,749
PayPal Holdings, Inc. *	1,915,400	0.6	235,594,200
salesforce.com, Inc. *	1,446,992	0.6	234,340,354
Visa, Inc., Class A	2,792,753	1.3	499,120,816
Other Securities		3.0	1,195,969,901
		14.3	5,633,384,933

Technology Hardware & Equipment 6.9%
Apple, Inc.	6,813,724	5.1	2,001,872,111
Cisco Systems, Inc.	6,920,506	0.7	293,291,044
Other Securities		1.1	410,003,263
		6.9	2,705,166,418

Telecommunication Services 2.1%
AT&T, Inc.	11,916,987	0.9	363,110,594
Verizon Communications, Inc.	6,747,633	1.0	387,651,516
Other Securities		0.2	71,532,380
		2.1	822,294,490

Security	Number of Shares	% of Net Assets	Value ($)
Transportation 1.7%
Union Pacific Corp.	1,132,468	0.5	180,957,062
Other Securities		1.2	485,362,244
		1.7	666,319,306

Utilities 3.3%
NextEra Energy, Inc.	797,425	0.5	184,300,866
Other Securities		2.8	1,101,942,772
		3.3	1,286,243,638
Total Common Stock
(Cost $20,924,727,266)			39,395,334,513

Other Investment Company 0.0% of net assets

Securities Lending Collateral 0.0%
Other Securities		0.0	18,372,404
Total Other Investment Company
(Cost $18,372,404)			18,372,404
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investment 0.3% of net assets

Time Deposit 0.3%
Other Securities		0.3	97,854,573
Total Short-Term Investment
(Cost $97,854,573)			97,854,573

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 06/19/20	1,000	145,120,000	5,454,978
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $17,020,765.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended April 30, 2020:
	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 04/30/20	Balance of Shares Held at 04/30/20	Dividends Received
The Charles Schwab Corp.	$74,967,791	$2,502,518	($1,714,619)	($554,086)	($5,240,208)	$69,961,396	1,854,756	$649,476

27
Schwab Equity Index Funds  |  Semiannual Report
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Schwab S&P 500 Index Fund
Condensed Portfolio Holdings  as of April 30, 2020 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2020 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$39,395,334,513	$—	$—	$39,395,334,513
Other Investment Company[1]	18,372,404	—	—	18,372,404
Short-Term Investment[1]	—	97,854,573	—	97,854,573
Futures Contracts[2]	5,454,978	—	—	5,454,978
Total	$39,419,161,895	$97,854,573	$—	$39,517,016,468
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
28
Schwab Equity Index Funds  |  Semiannual Report
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Schwab S&P 500 Index Fund
Statement of Assets and Liabilities

As of April 30, 2020; unaudited
Assets
Investment in affiliated issuer, at value (cost $39,545,654)		$69,961,396
Investments in unaffiliated issuers, at value (cost $20,983,036,185) including securities on loan of $17,020,765		39,423,227,690
Collateral invested for securities on loan, at value (cost $18,372,404)		18,372,404
Deposit with broker for futures contracts		12,816,036
Receivables:
Fund shares sold		86,872,582
Dividends		33,752,105
Variation margin on futures contracts		5,456,958
Income from securities on loan		15,622
Interest	+	27
Total assets		39,650,474,820
Liabilities
Collateral held for securities on loan		18,372,404
Payables:
Investments bought		2,640,713
Investment adviser fees		610,079
Fund shares redeemed	+	90,176,757
Total liabilities		111,799,953
Net Assets
Total assets		39,650,474,820
Total liabilities	–	111,799,953
Net assets		$39,538,674,867
Net Assets by Source
Capital received from investors		21,123,565,984
Total distributable earnings		18,415,108,883

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$39,538,674,867		882,532,349		$44.80

29
Schwab Equity Index Funds  |  Semiannual Report
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Schwab S&P 500 Index Fund
Statement of Operations

For the period November 1, 2019 through April 30, 2020; unaudited
Investment Income
Dividends received from affiliated issuer		$649,476
Dividends received from unaffiliated issuers		420,574,976
Interest		363,125
Securities on loan, net	+	53,133
Total investment income		421,640,710
Expenses
Investment adviser fees		4,083,136
Total expenses	–	4,083,136
Net investment income		417,557,574
Realized and Unrealized Gains (Losses)
Net realized losses on affiliated issuer		(554,086)
Net realized losses on unaffiliated issuers		(144,166,629)
Net realized losses on futures contracts	+	(17,643,790)
Net realized losses		(162,364,505)
Net change in unrealized appreciation (depreciation) on affiliated issuer		(5,240,208)
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		(1,720,315,511)
Net change in unrealized appreciation (depreciation) on futures contracts	+	3,369,093
Net change in unrealized appreciation (depreciation)	+	(1,722,186,626)
Net realized and unrealized losses		(1,884,551,131)
Decrease in net assets resulting from operations		($1,466,993,557)
30
Schwab Equity Index Funds  |  Semiannual Report
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Schwab S&P 500 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/19-4/30/20		11/1/18-10/31/19
Net investment income		$417,557,574	$777,902,944
Net realized gains (losses)		(162,364,505)	16,453,205
Net change in unrealized appreciation (depreciation)	+	(1,722,186,626)	4,213,657,469
Increase (decrease) in net assets from operations		(1,466,993,557)	5,008,013,618
Distributions to Shareholders
Total distributions		($829,255,576)	($835,129,475)

Transactions in Fund Shares
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		150,737,571	$6,835,862,414	185,382,757	$8,015,175,116
Shares reinvested		13,928,557	685,702,860	18,929,002	700,551,667
Shares redeemed	+	(134,983,471)	(5,918,422,025)	(162,770,508)	(7,066,557,661)
Net transactions in fund shares		29,682,657	$1,603,143,249	41,541,251	$1,649,169,122
Shares Outstanding and Net Assets
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		852,849,692	$40,231,780,751	811,308,441	$34,409,727,486
Total increase or decrease	+	29,682,657	(693,105,884)	41,541,251	5,822,053,265
End of period		882,532,349	$39,538,674,867	852,849,692	$40,231,780,751
31
Schwab Equity Index Funds  |  Semiannual Report
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Schwab 1000 Index Fund
Financial Statements
Financial Highlights
	11/1/19– 4/30/20*	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15
Per-Share Data
Net asset value at beginning of period	$68.68	$64.19	$62.61	$52.40	$53.67	$53.63
Income (loss) from investment operations:
Net investment income (loss)[1]	0.66	1.38	1.18	1.08	0.95	0.94
Net realized and unrealized gains (losses)	(2.99)	6.73	3.05	10.96	0.92	1.40
Total from investment operations	(2.33)	8.11	4.23	12.04	1.87	2.34
Less distributions:
Distributions from net investment income	(1.29)	(1.28)	(1.10)	(0.97)	(0.96)	(0.86)
Distributions from net realized gains	(0.85)	(2.34)	(1.55)	(0.86)	(2.18)	(1.44)
Total distributions	(2.14)	(3.62)	(2.65)	(1.83)	(3.14)	(2.30)
Net asset value at end of period	$64.21	$68.68	$64.19	$62.61	$52.40	$53.67
Total return	(3.68%) [2]	14.20%	6.84%	23.52%	3.87%	4.66%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.05% [3]	0.05%	0.05%	0.14% [4]	0.33%	0.33%
Net operating expenses	N/A	N/A	N/A [5]	0.12% [4]	0.29%	0.29%
Net investment income (loss)	1.97% [3]	2.15%	1.82%	1.87%	1.86%	1.77%
Portfolio turnover rate	2% [2]	5%	4%	5%	3%	4%
Net assets, end of period (x 1,000,000)	$8,750	$9,346	$7,909	$7,681	$6,432	$6,550

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
5
Effective March 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.
32
Schwab Equity Index Funds  |  Semiannual Report
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Schwab 1000 Index Fund
Condensed Portfolio Holdings  as of April 30, 2020 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.5% of net assets

Automobiles & Components 0.8%
Tesla, Inc. *	46,023	0.4	35,984,463
Other Securities		0.4	30,606,476
		0.8	66,590,939

Banks 4.0%
Bank of America Corp.	2,617,747	0.7	62,956,815
JPMorgan Chase & Co.	1,014,466	1.1	97,145,264
Wells Fargo & Co.	1,244,508	0.4	36,152,957
Other Securities		1.8	154,876,509
		4.0	351,131,545

Capital Goods 5.7%
Other Securities		5.7	498,080,289

Commercial & Professional Services 0.9%
Other Securities		0.9	81,585,115

Consumer Durables & Apparel 1.1%
Other Securities		1.1	97,237,838

Consumer Services 1.8%
McDonald's Corp.	243,557	0.5	45,681,551
Other Securities		1.3	112,961,410
		1.8	158,642,961

Diversified Financials 4.7%
Berkshire Hathaway, Inc., Class B *	632,855	1.4	118,571,713
The Charles Schwab Corp. (b)	367,225	0.2	13,851,727
Other Securities		3.1	278,731,544
		4.7	411,154,984

Energy 2.8%
Chevron Corp.	611,558	0.6	56,263,336
Exxon Mobil Corp.	1,368,235	0.7	63,581,881
Other Securities		1.5	126,952,719
		2.8	246,797,936

Security	Number of Shares	% of Net Assets	Value ($)
Food & Staples Retailing 1.5%
Costco Wholesale Corp.	142,859	0.5	43,286,277
Walmart, Inc.	459,001	0.6	55,791,572
Other Securities		0.4	32,594,929
		1.5	131,672,778

Food, Beverage & Tobacco 3.5%
PepsiCo, Inc.	451,275	0.7	59,699,170
Philip Morris International, Inc.	503,419	0.4	37,555,058
The Coca-Cola Co.	1,247,250	0.7	57,236,303
Other Securities		1.7	151,015,906
		3.5	305,506,437

Health Care Equipment & Services 6.8%
Abbott Laboratories	571,699	0.6	52,647,761
Medtronic plc	433,537	0.5	42,326,217
UnitedHealth Group, Inc.	306,409	1.0	89,615,440
Other Securities		4.7	408,494,549
		6.8	593,083,967

Household & Personal Products 1.8%
The Procter & Gamble Co.	806,905	1.1	95,109,892
Other Securities		0.7	62,332,429
		1.8	157,442,321

Insurance 2.1%
Other Securities		2.1	185,090,601

Materials 2.5%
Other Securities		2.5	223,067,152

Media & Entertainment 8.4%
Alphabet, Inc., Class A *	96,913	1.5	130,512,737
Alphabet, Inc., Class C *	96,657	1.5	130,357,430
Comcast Corp., Class A	1,467,823	0.6	55,234,179
Facebook, Inc., Class A *	778,203	1.8	159,305,936
Netflix, Inc. *	141,676	0.7	59,482,669
The Walt Disney Co.	582,695	0.7	63,018,464
Other Securities		1.6	133,327,200
		8.4	731,238,615

Pharmaceuticals, Biotechnology & Life Sciences 8.5%
AbbVie, Inc.	477,952	0.4	39,287,654
Amgen, Inc.	192,154	0.5	45,967,080
Bristol-Myers Squibb Co.	757,775	0.5	46,080,298
Eli Lilly & Co.	273,359	0.5	42,272,236

33
Schwab Equity Index Funds  |  Semiannual Report
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Schwab 1000 Index Fund
Condensed Portfolio Holdings  as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Johnson & Johnson	851,489	1.5	127,757,410
Merck & Co., Inc.	823,655	0.7	65,348,788
Pfizer, Inc.	1,790,031	0.8	68,665,589
Thermo Fisher Scientific, Inc.	129,629	0.5	43,384,234
Other Securities		3.1	263,400,198
		8.5	742,163,487

Real Estate 3.5%
Other Securities		3.5	304,149,821

Retailing 7.0%
Amazon.com, Inc. *	134,694	3.8	333,232,956
The Home Depot, Inc.	352,906	0.9	77,579,326
Other Securities		2.3	201,328,124
		7.0	612,140,406

Semiconductors & Semiconductor Equipment 4.4%
Intel Corp.	1,407,193	1.0	84,403,436
NVIDIA Corp.	197,907	0.7	57,844,258
Other Securities		2.7	243,320,721
		4.4	385,568,415

Software & Services 14.5%
Accenture plc, Class A	205,571	0.4	38,069,694
Adobe, Inc. *	156,464	0.6	55,331,929
International Business Machines Corp.	286,372	0.4	35,956,868
Mastercard, Inc., Class A	287,235	0.9	78,981,008
Microsoft Corp.	2,467,369	5.1	442,177,199
Oracle Corp.	700,619	0.4	37,111,788
PayPal Holdings, Inc. *	379,687	0.5	46,701,501
salesforce.com, Inc. *	286,733	0.5	46,436,409
Visa, Inc., Class A	553,820	1.1	98,978,710
Other Securities		4.6	389,874,533
		14.5	1,269,619,639

Technology Hardware & Equipment 6.4%
Apple, Inc.	1,350,848	4.5	396,879,142
Cisco Systems, Inc.	1,372,011	0.7	58,145,826
Other Securities		1.2	108,464,066
		6.4	563,489,034

Telecommunication Services 1.9%
AT&T, Inc.	2,362,527	0.8	71,986,198
Verizon Communications, Inc.	1,338,268	0.9	76,883,497
Other Securities		0.2	16,042,221
		1.9	164,911,916

Security	Number of Shares	% of Net Assets	Value ($)
Transportation 1.7%
Union Pacific Corp.	224,488	0.4	35,870,938
Other Securities		1.3	108,681,986
		1.7	144,552,924

Utilities 3.2%
NextEra Energy, Inc.	158,126	0.4	36,546,081
Other Securities		2.8	245,504,155
		3.2	282,050,236
Total Common Stock
(Cost $2,617,363,623)			8,706,969,356

Other Investment Companies 0.4% of net assets

Money Market Fund 0.3%
Other Securities		0.3	29,421,679

Securities Lending Collateral 0.1%
Other Securities		0.1	6,786,325
Total Other Investment Companies
(Cost $36,208,004)			36,208,004

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 06/19/20	296	42,955,520	2,690,939
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $6,392,182.
(b)	Issuer is affiliated with the fund's investment adviser.
(c)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended April 30, 2020:
	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 04/30/20	Balance of Shares Held at 04/30/20	Dividends Received
The Charles Schwab Corp.	$15,595,187	$—	($683,492)	$39,501	($1,099,469)	$13,851,727	367,225	$132,290

34
Schwab Equity Index Funds  |  Semiannual Report
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Schwab 1000 Index Fund
Condensed Portfolio Holdings  as of April 30, 2020 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2020 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$8,706,969,356	$—	$—	$8,706,969,356
Other Investment Companies[1]	36,208,004	—	—	36,208,004
Futures Contracts[2]	2,690,939	—	—	2,690,939
Total	$8,745,868,299	$—	$—	$8,745,868,299
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
35
Schwab Equity Index Funds  |  Semiannual Report
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Schwab 1000 Index Fund
Statement of Assets and Liabilities

As of April 30, 2020; unaudited
Assets
Investment in affiliated issuer, at value (cost $2,111,395)		$13,851,727
Investments in unaffiliated issuers, at value (cost $2,644,673,907) including securities on loan of $6,392,182		8,722,539,308
Collateral invested for securities on loan, at value (cost $6,786,325)		6,786,325
Deposit with broker for futures contracts		1,494,091
Receivables:
Fund shares sold		8,952,551
Dividends		6,943,762
Variation margin on futures contracts		2,691,525
Income from securities on loan	+	14,645
Total assets		8,763,273,934
Liabilities
Collateral held for securities on loan		6,786,325
Payables:
Investments bought		625,559
Investment adviser fees		336,395
Fund shares redeemed	+	5,123,772
Total liabilities		12,872,051
Net Assets
Total assets		8,763,273,934
Total liabilities	–	12,872,051
Net assets		$8,750,401,883
Net Assets by Source
Capital received from investors		2,552,288,010
Total distributable earnings		6,198,113,873

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$8,750,401,883		136,267,844		$64.21

36
Schwab Equity Index Funds  |  Semiannual Report
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Schwab 1000 Index Fund
Statement of Operations

For the period November 1, 2019 through April 30, 2020; unaudited
Investment Income
Dividends received from affiliated issuer		$132,290
Dividends received from unaffiliated issuers (net of foreign withholding tax of $2,221)		92,658,039
Securities on loan, net	+	44,571
Total investment income		92,834,900
Expenses
Investment adviser fees		2,307,361
Total expenses	–	2,307,361
Net investment income		90,527,539
Realized and Unrealized Gains (Losses)
Net realized gains on affiliated issuer		39,501
Net realized gains on unaffiliated issuers		30,660,201
Net realized losses on futures contracts	+	(1,713,956)
Net realized gains		28,985,746
Net change in unrealized appreciation (depreciation) on affiliated issuer		(1,099,469)
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		(466,187,422)
Net change in unrealized appreciation (depreciation) on futures contracts	+	2,362,263
Net change in unrealized appreciation (depreciation)	+	(464,924,628)
Net realized and unrealized losses		(435,938,882)
Decrease in net assets resulting from operations		($345,411,343)
37
Schwab Equity Index Funds  |  Semiannual Report
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Schwab 1000 Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/19-4/30/20		11/1/18-10/31/19
Net investment income		$90,527,539	$181,692,334
Net realized gains		28,985,746	111,070,500
Net change in unrealized appreciation (depreciation)	+	(464,924,628)	831,678,079
Increase (decrease) in net assets from operations		(345,411,343)	1,124,440,913
Distributions to Shareholders
Total distributions		($290,754,043)	($445,433,607)

Transactions in Fund Shares
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		8,721,387	$561,794,230	20,231,558	$1,297,409,694
Shares reinvested		3,367,064	238,859,473	6,798,612	365,978,493
Shares redeemed	+	(11,898,529)	(760,216,705)	(14,175,603)	(905,415,456)
Net transactions in fund shares		189,922	$40,436,998	12,854,567	$757,972,731
Shares Outstanding and Net Assets
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		136,077,922	$9,346,130,271	123,223,355	$7,909,150,234
Total increase or decrease	+	189,922	(595,728,388)	12,854,567	1,436,980,037
End of period		136,267,844	$8,750,401,883	136,077,922	$9,346,130,271
38
Schwab Equity Index Funds  |  Semiannual Report
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Schwab Small-Cap Index Fund
Financial Statements
Financial Highlights
	11/1/19– 4/30/20*	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15
Per-Share Data
Net asset value at beginning of period	$28.84	$30.48	$31.45	$25.60	$26.29	$28.13
Income (loss) from investment operations:
Net investment income (loss)[1]	0.23	0.40	0.43	0.38	0.39	0.38
Net realized and unrealized gains (losses)	(4.29)	0.54	0.20	6.62	0.59	(0.34)
Total from investment operations	(4.06)	0.94	0.63	7.00	0.98	0.04
Less distributions:
Distributions from net investment income	(0.42)	(0.40)	(0.39)	(0.39)	(0.36)	(0.34)
Distributions from net realized gains	(1.36)	(2.18)	(1.21)	(0.76)	(1.31)	(1.54)
Total distributions	(1.78)	(2.58)	(1.60)	(1.15)	(1.67)	(1.88)
Net asset value at end of period	$23.00	$28.84	$30.48	$31.45	$25.60	$26.29
Total return	(15.38%) [2]	4.95%	1.93%	27.84%	4.17%	0.36%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04% [3]	0.04% [4]	0.05%	0.10% [5]	0.20%	0.20%
Net operating expenses	N/A	N/A	N/A [6]	0.09% [5]	0.17%	0.17%
Net investment income (loss)	1.71% [3]	1.43%	1.33%	1.31%	1.60%	1.37%
Portfolio turnover rate	5% [2]	14%	17%	11%	17%	17%
Net assets, end of period (x 1,000,000)	$3,543	$4,187	$3,874	$3,531	$2,619	$2,607

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective December 20, 2018, the annual operating expense ratio was reduced to 0.04%. The ratio presented for period ended 10/31/19 is a blended ratio.
5
Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
6
Effective March 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.
39
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Condensed Portfolio Holdings  as of April 30, 2020 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 1.0%
Other Securities		1.0	36,261,337

Banks 10.4%
Other Securities		10.4	368,367,471

Capital Goods 9.7%
Axon Enterprise, Inc. *	125,051	0.3	9,092,458
Generac Holdings, Inc. *	131,090	0.4	12,773,410
Mercury Systems, Inc. *	116,299	0.3	10,369,219
Trex Co., Inc. *	125,921	0.3	11,990,198
Other Securities		8.4	299,062,196
		9.7	343,287,481

Commercial & Professional Services 4.0%
Exponent, Inc.	110,848	0.2	7,795,940
FTI Consulting, Inc. *	79,812	0.3	10,164,856
MSA Safety, Inc.	75,649	0.2	8,512,782
Tetra Tech, Inc.	116,951	0.2	8,804,071
Other Securities		3.1	107,410,390
		4.0	142,688,039

Consumer Durables & Apparel 3.0%
Deckers Outdoor Corp. *	60,208	0.3	8,956,542
Helen of Troy Ltd. *	53,834	0.2	8,843,849
Other Securities		2.5	86,744,292
		3.0	104,544,683

Consumer Services 3.2%
Chegg, Inc. *	253,808	0.3	10,850,292
Other Securities		2.9	101,407,531
		3.2	112,257,823

Diversified Financials 3.1%
Other Securities		3.1	110,745,011

Energy 2.1%
Other Securities		2.1	73,516,368

Security	Number of Shares	% of Net Assets	Value ($)
Food & Staples Retailing 0.8%
Performance Food Group Co. *	274,074	0.2	8,044,072
Other Securities		0.6	18,763,066
		0.8	26,807,138

Food, Beverage & Tobacco 1.9%
The Boston Beer Co., Inc., Class A *	17,903	0.2	8,351,929
Other Securities		1.7	60,225,453
		1.9	68,577,382

Health Care Equipment & Services 8.9%
Amedisys, Inc. *	67,208	0.3	12,377,025
Haemonetics Corp. *	108,220	0.3	12,313,272
HealthEquity, Inc. *	148,463	0.2	8,354,013
LHC Group, Inc. *	64,487	0.2	8,382,665
Novocure Ltd. *	186,200	0.3	12,251,960
Quidel Corp. *	76,668	0.3	10,656,852
Tandem Diabetes Care, Inc. *	120,156	0.3	9,586,046
Teladoc Health, Inc. *	154,748	0.7	25,469,973
Wright Medical Group N.V. *	270,233	0.2	7,869,185
Other Securities		6.1	207,253,829
		8.9	314,514,820

Household & Personal Products 0.6%
Other Securities		0.6	21,032,004

Insurance 2.3%
Other Securities		2.3	82,452,878

Materials 3.4%
Other Securities		3.4	121,028,665

Media & Entertainment 1.3%
Other Securities		1.3	44,368,491

Pharmaceuticals, Biotechnology & Life Sciences 12.8%
ACADIA Pharmaceuticals, Inc. *	241,196	0.3	11,652,179
Acceleron Pharma, Inc. *	96,505	0.2	8,736,598
Global Blood Therapeutics, Inc. *	124,138	0.3	9,499,040
Immunomedics, Inc. *	407,893	0.3	12,391,789
Iovance Biotherapeutics, Inc. *	251,067	0.2	8,071,804
Repligen Corp. *	112,006	0.4	13,009,497
Other Securities		11.1	389,087,091
		12.8	452,447,998

40
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Condensed Portfolio Holdings  as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Real Estate 7.2%
EastGroup Properties, Inc.	82,307	0.2	8,724,542
First Industrial Realty Trust, Inc.	270,241	0.3	10,207,003
Healthcare Realty Trust, Inc.	283,647	0.2	8,336,385
Rexford Industrial Realty, Inc.	243,448	0.3	9,913,203
STAG Industrial, Inc.	320,733	0.2	8,419,241
Other Securities		6.0	210,626,247
		7.2	256,226,621

Retailing 2.7%
Other Securities		2.7	93,409,170

Semiconductors & Semiconductor Equipment 3.5%
Cirrus Logic, Inc. *	124,800	0.3	9,434,880
Enphase Energy, Inc. *	196,838	0.3	9,217,924
Inphi Corp. *	96,344	0.3	9,301,050
Silicon Laboratories, Inc. *	92,086	0.3	8,952,601
Other Securities		2.3	86,990,404
		3.5	123,896,859

Software & Services 7.4%
Everbridge, Inc. *	71,239	0.2	7,934,600
Five9, Inc. *	128,168	0.3	11,877,329
j2 Global, Inc.	99,882	0.2	8,054,485
MAXIMUS, Inc.	136,237	0.3	9,171,475
Science Applications International Corp.	124,064	0.3	10,131,066
Other Securities		6.1	215,125,135
		7.4	262,294,090

Technology Hardware & Equipment 4.3%
Lumentum Holdings, Inc. *	160,328	0.4	12,972,138
Tech Data Corp. *	76,043	0.3	10,694,688
Other Securities		3.6	129,313,500
		4.3	152,980,326

Telecommunication Services 0.9%
Other Securities		0.9	33,139,454

Transportation 1.2%
Other Securities		1.2	43,418,228

Utilities 3.9%
Black Hills Corp.	130,888	0.2	8,107,203
ONE Gas, Inc.	111,860	0.3	8,916,361
Portland General Electric Co.	192,451	0.3	9,004,782
Southwest Gas Holdings, Inc.	116,409	0.2	8,823,802
Other Securities		2.9	104,113,941
		3.9	138,966,089
Total Common Stock
(Cost $3,273,638,816)			3,527,228,426
Security	Number of Shares	% of Net Assets	Value ($)
Rights 0.0% of net assets

Media & Entertainment 0.0%
Other Securities		0.0	14,883

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	170,662
Total Rights
(Cost $3,929)			185,545

Other Investment Company 1.9% of net assets

Securities Lending Collateral 1.9%
Wells Fargo Government Money Market Fund, Select Class 0.19% (c)	66,340,239	1.9	66,340,239
Total Other Investment Company
(Cost $66,340,239)			66,340,239
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investment 0.3% of net assets

Time Deposit 0.3%
Banco Santander 0.01%, 05/01/20 (d)	11,926,165	0.3	11,926,165
Total Short-Term Investment
(Cost $11,926,165)			11,926,165

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 06/19/20	241	15,745,735	501,366
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $62,537,018.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

41
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Condensed Portfolio Holdings  as of April 30, 2020 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2020 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$3,406,199,761	$—	$—	$3,406,199,761
Materials	121,028,665	—	— *	121,028,665
Rights [1]
Media & Entertainment	—	—	14,883	14,883
Pharmaceuticals, Biotechnology & Life Sciences	—	—	170,662 *	170,662
Other Investment Company[1]	66,340,239	—	—	66,340,239
Short-Term Investment[1]	—	11,926,165	—	11,926,165
Futures Contracts[2]	501,366	—	—	501,366
Total	$3,594,070,031	$11,926,165	$185,545	$3,606,181,741
*	Level 3 amount shown includes securities determined to have no value at April 30, 2020.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
42
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Statement of Assets and Liabilities

As of April 30, 2020; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $3,285,568,910) including securities on loan of $62,537,018		$3,539,340,136
Collateral invested for securities on loan, at value (cost $66,340,239)		66,340,239
Cash		14,902
Deposit with broker for futures contracts		1,051,238
Receivables:
Fund shares sold		12,102,911
Dividends		1,079,677
Variation margin on futures contracts		501,843
Income from securities on loan		332,072
Foreign tax reclaims	+	888
Total assets		3,620,763,906
Liabilities
Collateral held for securities on loan		66,340,239
Payables:
Investments bought		26,388
Investment adviser fees		105,932
Fund shares redeemed	+	11,383,229
Total liabilities		77,855,788
Net Assets
Total assets		3,620,763,906
Total liabilities	–	77,855,788
Net assets		$3,542,908,118
Net Assets by Source
Capital received from investors		3,404,291,008
Total distributable earnings		138,617,110

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$3,542,908,118		154,059,653		$23.00

43
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Statement of Operations

For the period November 1, 2019 through April 30, 2020; unaudited
Investment Income
Dividends (net of foreign withholding tax of $26,802)		$32,691,503
Interest		64,303
Securities on loan, net	+	2,300,520
Total investment income		35,056,326
Expenses
Investment adviser fees		803,492
Total expenses	–	803,492
Net investment income		34,252,834
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(66,670,878)
Net realized losses on futures contracts	+	(5,063,422)
Net realized losses		(71,734,300)
Net change in unrealized appreciation (depreciation) on investments		(597,622,338)
Net change in unrealized appreciation (depreciation) on futures contracts	+	213,109
Net change in unrealized appreciation (depreciation)	+	(597,409,229)
Net realized and unrealized losses		(669,143,529)
Decrease in net assets resulting from operations		($634,890,695)
44
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/19-4/30/20		11/1/18-10/31/19
Net investment income		$34,252,834	$57,367,678
Net realized gains (losses)		(71,734,300)	164,782,862
Net change in unrealized appreciation (depreciation)	+	(597,409,229)	(24,103,919)
Increase (decrease) in net assets from operations		(634,890,695)	198,046,621
Distributions to Shareholders
Total distributions		($258,984,423)	($331,678,196)

Transactions in Fund Shares
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		29,795,749	$727,219,597	34,352,492	$953,623,893
Shares reinvested		7,453,061	217,331,235	12,063,839	284,224,067
Shares redeemed	+	(28,339,751)	(694,624,701)	(28,348,900)	(791,168,893)
Net transactions in fund shares		8,909,059	$249,926,131	18,067,431	$446,679,067
Shares Outstanding and Net Assets
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		145,150,594	$4,186,857,105	127,083,163	$3,873,809,613
Total increase or decrease	+	8,909,059	(643,948,987)	18,067,431	313,047,492
End of period		154,059,653	$3,542,908,118	145,150,594	$4,186,857,105
45
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Financial Statements
Financial Highlights
	11/1/19– 4/30/20*	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15
Per-Share Data
Net asset value at beginning of period	$53.42	$48.38	$46.25	$38.19	$37.69	$36.96
Income (loss) from investment operations:
Net investment income (loss)[1]	0.52	0.99	0.88	0.80	0.75	0.72
Net realized and unrealized gains (losses)	(2.78)	5.18	2.12	8.19	0.75	0.83
Total from investment operations	(2.26)	6.17	3.00	8.99	1.50	1.55
Less distributions:
Distributions from net investment income	(0.94)	(0.90)	(0.76)	(0.74)	(0.70)	(0.61)
Distributions from net realized gains	(0.14)	(0.23)	(0.11)	(0.19)	(0.30)	(0.21)
Total distributions	(1.08)	(1.13)	(0.87)	(0.93)	(1.00)	(0.82)
Net asset value at end of period	$50.08	$53.42	$48.38	$46.25	$38.19	$37.69
Total return	(4.44%) [2]	13.37%	6.51%	23.89%	4.19%	4.36%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.03% [3]	0.03%	0.03%	0.05% [4]	0.10%	0.11%
Net operating expenses	N/A	N/A	N/A [5]	0.05% [4]	0.09%	0.09%
Net investment income (loss)	1.97% [3]	1.99%	1.80%	1.89%	2.03%	1.92%
Portfolio turnover rate	1% [2]	3%	4%	2%	1%	2%
Net assets, end of period (x 1,000,000)	$10,052	$10,220	$8,410	$6,720	$4,850	$4,477

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
5
Effective March 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.
46
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Condensed Portfolio Holdings  as of April 30, 2020 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 0.8%
Tesla, Inc. *	50,307	0.4	39,334,037
Other Securities		0.4	40,962,215
		0.8	80,296,252

Banks 4.3%
Bank of America Corp.	2,853,321	0.7	68,622,370
JPMorgan Chase & Co.	1,105,619	1.1	105,874,075
Wells Fargo & Co.	1,357,714	0.4	39,441,592
Other Securities		2.1	223,244,550
		4.3	437,182,587

Capital Goods 5.9%
Other Securities		5.9	591,227,055

Commercial & Professional Services 1.1%
Other Securities		1.1	107,467,705

Consumer Durables & Apparel 1.2%
Other Securities		1.2	121,166,032

Consumer Services 1.9%
McDonald's Corp.	265,497	0.5	49,796,617
Other Securities		1.4	138,631,471
		1.9	188,428,088

Diversified Financials 4.8%
Berkshire Hathaway, Inc., Class B *	688,951	1.3	129,081,859
The Charles Schwab Corp. (c)	399,482	0.1	15,068,461
Other Securities		3.4	334,790,811
		4.8	478,941,131

Energy 2.8%
Chevron Corp.	666,779	0.6	61,343,668
Exxon Mobil Corp.	1,493,271	0.7	69,392,303
Other Securities		1.5	152,329,627
		2.8	283,065,598

Security	Number of Shares	% of Net Assets	Value ($)
Food & Staples Retailing 1.5%
Costco Wholesale Corp.	155,736	0.5	47,188,008
Walmart, Inc.	500,055	0.6	60,781,685
Other Securities		0.4	40,488,139
		1.5	148,457,832

Food, Beverage & Tobacco 3.4%
PepsiCo, Inc.	490,756	0.6	64,922,111
Philip Morris International, Inc.	547,805	0.4	40,866,253
The Coca-Cola Co.	1,358,963	0.6	62,362,812
Other Securities		1.8	176,064,804
		3.4	344,215,980

Health Care Equipment & Services 6.8%
Abbott Laboratories	622,128	0.6	57,291,768
Medtronic plc	472,052	0.5	46,086,437
UnitedHealth Group, Inc.	333,872	1.0	97,647,544
Other Securities		4.7	482,877,987
		6.8	683,903,736

Household & Personal Products 1.8%
The Procter & Gamble Co.	879,080	1.0	103,617,160
Other Securities		0.8	73,576,508
		1.8	177,193,668

Insurance 2.1%
Other Securities		2.1	215,273,762

Materials 2.7%
Other Securities		2.7	267,806,278

Media & Entertainment 8.0%
Alphabet, Inc., Class A *	105,620	1.4	142,238,454
Alphabet, Inc., Class C *	105,360	1.4	142,094,818
Comcast Corp., Class A	1,598,833	0.6	60,164,086
Facebook, Inc., Class A *	848,286	1.7	173,652,627
Netflix, Inc. *	154,651	0.6	64,930,222
The Walt Disney Co.	635,411	0.7	68,719,700
Other Securities		1.6	157,299,938
		8.0	809,099,845

Pharmaceuticals, Biotechnology & Life Sciences 8.7%
AbbVie, Inc.	522,572	0.4	42,955,418
Amgen, Inc.	209,527	0.5	50,123,049
Bristol-Myers Squibb Co.	827,761	0.5	50,336,146
Eli Lilly & Co.	297,738	0.5	46,042,204

47
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Condensed Portfolio Holdings  as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Johnson & Johnson	927,742	1.4	139,198,410
Merck & Co., Inc.	897,061	0.7	71,172,820
Pfizer, Inc.	1,951,638	0.7	74,864,834
Thermo Fisher Scientific, Inc.	141,495	0.5	47,355,547
Other Securities		3.5	348,834,006
		8.7	870,882,434

Real Estate 3.7%
Other Securities		3.7	370,228,635

Retailing 6.8%
Amazon.com, Inc. *	146,832	3.6	363,262,368
The Home Depot, Inc.	384,483	0.8	84,520,898
Other Securities		2.4	237,004,581
		6.8	684,787,847

Semiconductors & Semiconductor Equipment 4.3%
Intel Corp.	1,533,386	0.9	91,972,492
NVIDIA Corp.	215,928	0.6	63,111,436
Other Securities		2.8	279,386,036
		4.3	434,469,964

Software & Services 14.1%
Accenture plc, Class A	223,433	0.4	41,377,557
Adobe, Inc. *	170,900	0.6	60,437,076
International Business Machines Corp.	312,211	0.4	39,201,213
Mastercard, Inc., Class A	312,664	0.9	85,973,220
Microsoft Corp.	2,689,173	4.8	481,926,693
Oracle Corp.	763,246	0.4	40,429,141
PayPal Holdings, Inc. *	414,227	0.5	50,949,921
salesforce.com, Inc. *	313,315	0.5	50,741,364
Visa, Inc., Class A	603,458	1.1	107,850,014
Other Securities		4.5	454,655,243
		14.1	1,413,541,442

Technology Hardware & Equipment 6.3%
Apple, Inc.	1,471,952	4.3	432,459,498
Cisco Systems, Inc.	1,496,396	0.6	63,417,263
Other Securities		1.4	141,418,820
		6.3	637,295,581

Telecommunication Services 1.8%
AT&T, Inc.	2,573,671	0.8	78,419,755
Verizon Communications, Inc.	1,455,627	0.8	83,625,771
Other Securities		0.2	24,112,693
		1.8	186,158,219

Transportation 1.6%
Union Pacific Corp.	245,042	0.4	39,155,261
Other Securities		1.2	126,438,394
		1.6	165,593,655

Security	Number of Shares	% of Net Assets	Value ($)
Utilities 3.2%
NextEra Energy, Inc.	172,293	0.4	39,820,358
Other Securities		2.8	278,853,737
		3.2	318,674,095
Total Common Stock
(Cost $6,498,043,043)			10,015,357,421

Rights 0.0% of net assets

Media & Entertainment 0.0%
Other Securities		0.0	1,566

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Other Securities		0.0	96
Total Rights
(Cost $402)			1,662

Other Investment Company 0.2% of net assets

Securities Lending Collateral 0.2%
Other Securities		0.2	16,733,000
Total Other Investment Company
(Cost $16,733,000)			16,733,000
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investment 0.2% of net assets

Time Deposit 0.2%
Other Securities		0.2	21,728,724
Total Short-Term Investment
(Cost $21,728,724)			21,728,724

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 06/19/20	80	5,226,800	504,455
S&P 500 Index, e-mini, expires 06/19/20	213	30,910,560	1,834,915
Net Unrealized Appreciation			2,339,370
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by fund’s Board of Trustees.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $15,709,413.
(c)	Issuer is affiliated with the fund’s investment adviser.
(d)	The rate shown is the 7-day yield.
(e)	The rate shown is the current daily overnight rate.

48
Schwab Equity Index Funds  |  Semiannual Report
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Schwab Total Stock Market Index Fund
Condensed Portfolio Holdings  as of April 30, 2020 (Unaudited) (continued)

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended April 30, 2020:
	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 04/30/20	Balance of Shares Held at 04/30/20	Dividends Received
The Charles Schwab Corp.	$15,925,101	$728,663	($364,957)	($57,090)	($1,163,256)	$15,068,461	399,482	$138,210

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2020 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$9,564,832,534	$—	$—	$9,564,832,534
Automobiles & Components	80,235,216	—	61,036 *	80,296,252
Real Estate	370,228,635	—	— *	370,228,635
Rights [1]
Media & Entertainment	—	—	1,566	1,566
Pharmaceuticals, Biotechnology & Life Sciences	—	—	96	96
Other Investment Company[1]	16,733,000	—	—	16,733,000
Short-Term Investment[1]	—	21,728,724	—	21,728,724
Futures Contracts[2]	2,339,370	—	—	2,339,370
Total	$10,034,368,755	$21,728,724	$62,698	$10,056,160,177
*	Level 3 amount shown includes securities determined to have no value at April 30, 2020.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
49
Schwab Equity Index Funds  |  Semiannual Report
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Schwab Total Stock Market Index Fund
Statement of Assets and Liabilities

As of April 30, 2020; unaudited
Assets
Investment in affiliated issuer, at value (cost $12,071,477)		$15,068,461
Investments in unaffiliated issuers, at value (cost $6,507,700,692) including securities on loan of $15,709,413		10,022,019,346
Collateral invested for securities on loan, at value (cost $16,733,000)		16,733,000
Deposit with broker for futures contracts		2,939,116
Receivables:
Investments sold		13,695
Fund shares sold		12,554,607
Dividends		7,768,850
Variation margin on futures contracts		2,339,950
Income from securities on loan		78,747
Foreign tax reclaims	+	159
Total assets		10,079,515,931
Liabilities
Collateral held for securities on loan		16,733,000
Payables:
Investments bought		668,281
Investment adviser fees		231,674
Fund shares redeemed		9,542,846
Due to custodian	+	1,564
Total liabilities		27,177,365
Net Assets
Total assets		10,079,515,931
Total liabilities	–	27,177,365
Net assets		$10,052,338,566
Net Assets by Source
Capital received from investors		6,525,412,925
Total distributable earnings		3,526,925,641

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$10,052,338,566		200,721,977		$50.08

50
Schwab Equity Index Funds  |  Semiannual Report
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Schwab Total Stock Market Index Fund
Statement of Operations

For the period November 1, 2019 through April 30, 2020; unaudited
Investment Income
Dividends received from affiliated issuer		$138,210
Dividends received from unaffiliated issuers (net of foreign withholding tax of $5,888)		102,667,175
Interest		111,378
Securities on loan, net	+	505,111
Total investment income		103,421,874
Expenses
Investment adviser fees		1,554,861
Total expenses	–	1,554,861
Net investment income		101,867,013
Realized and Unrealized Gains (Losses)
Net realized losses on affiliated issuer		(57,090)
Net realized gains on unaffiliated issuers		11,537,507
Net realized gains on futures contracts	+	561,596
Net realized gains		12,042,013
Net change in unrealized appreciation (depreciation) on affiliated issuer		(1,163,256)
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		(586,049,101)
Net change in unrealized appreciation (depreciation) on futures contracts	+	2,355,407
Net change in unrealized appreciation (depreciation)	+	(584,856,950)
Net realized and unrealized losses		(572,814,937)
Decrease in net assets resulting from operations		($470,947,924)
51
Schwab Equity Index Funds  |  Semiannual Report
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Schwab Total Stock Market Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/19-4/30/20		11/1/18-10/31/19
Net investment income		$101,867,013	$184,998,541
Net realized gains		12,042,013	606,877
Net change in unrealized appreciation (depreciation)	+	(584,856,950)	1,012,024,065
Increase (decrease) in net assets from operations		(470,947,924)	1,197,629,483
Distributions to Shareholders
Total distributions		($207,148,798)	($199,442,079)

Transactions in Fund Shares
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		32,106,268	$1,613,652,679	41,564,151	$2,031,277,091
Shares reinvested		2,723,498	151,971,113	3,549,021	149,293,091
Shares redeemed	+	(25,409,483)	(1,255,098,631)	(27,643,143)	(1,368,397,596)
Net transactions in fund shares		9,420,283	$510,525,161	17,470,029	$812,172,586
Shares Outstanding and Net Assets
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		191,301,694	$10,219,910,127	173,831,665	$8,409,550,137
Total increase or decrease	+	9,420,283	(167,571,561)	17,470,029	1,810,359,990
End of period		200,721,977	$10,052,338,566	191,301,694	$10,219,910,127
52
Schwab Equity Index Funds  |  Semiannual Report
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Schwab U.S. Large-Cap Growth Index Fund
Financial Statements
Financial Highlights
	11/1/19– 4/30/20*	11/1/18– 10/31/19	12/20/17 [1]– 10/31/18
Per-Share Data
Net asset value at beginning of period	$49.06	$42.37	$40.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.29	0.57	0.46
Net realized and unrealized gains (losses)	2.69	6.52	1.91 [3]
Total from investment operations	2.98	7.09	2.37
Less distributions:
Distributions from net investment income	(0.50)	(0.40)	—
Net asset value at end of period	$51.54	$49.06	$42.37
Total return	6.07% [4]	17.04%	5.93% [4]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.035% [5]	0.035% [6]	0.040% [5],[7]
Net operating expenses	N/A	N/A	0.02% [5],[7]
Net investment income (loss)	1.18% [5]	1.27%	1.23% [5]
Portfolio turnover rate	32% [4]	46%	23% [4]
Net assets, end of period (x 1,000,000)	$339	$166	$93

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
4
Not annualized.
5
Annualized.
6
Effective December 20, 2018, the annual operating expense ratio was reduced to 0.035%. The ratio presented for period ended 10/31/19 is a blended ratio.
7
The investment adviser voluntarily agreed to waive the fund’s management fees to 0.00% beginning with the fund’s commencement of operations through June 30, 2018. The ratio presented for period ended 10/31/18 is a blended ratio.
53
Schwab Equity Index Funds  |  Semiannual Report
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Schwab U.S. Large-Cap Growth Index Fund
Condensed Portfolio Holdings  as of April 30, 2020 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.2% of net assets

Automobiles & Components 0.8%
Tesla, Inc. *	3,249	0.8	2,540,328
Other Securities		0.0	27,611
		0.8	2,567,939

Banks 0.1%
Other Securities		0.1	187,603

Capital Goods 4.7%
3M Co.	9,641	0.4	1,464,661
Lockheed Martin Corp.	5,570	0.6	2,167,064
The Boeing Co.	11,923	0.5	1,681,381
Other Securities		3.2	10,683,245
		4.7	15,996,351

Commercial & Professional Services 1.2%
Other Securities		1.2	4,061,930

Consumer Durables & Apparel 1.3%
NIKE, Inc., Class B	26,347	0.7	2,296,931
Other Securities		0.6	1,974,565
		1.3	4,271,496

Consumer Services 1.9%
Starbucks Corp.	26,597	0.6	2,040,788
Other Securities		1.3	4,533,033
		1.9	6,573,821

Diversified Financials 2.0%
S&P Global, Inc.	5,542	0.5	1,623,141
The Charles Schwab Corp. (a)	15,410	0.2	581,265
Other Securities		1.3	4,489,901
		2.0	6,694,307

Energy 0.2%
Other Securities		0.2	563,792

Food & Staples Retailing 1.1%
Costco Wholesale Corp.	9,900	0.9	2,999,700
Other Securities		0.2	660,769
		1.1	3,660,469

Security	Number of Shares	% of Net Assets	Value ($)
Food, Beverage & Tobacco 2.6%
PepsiCo, Inc.	26,519	1.0	3,508,198
The Coca-Cola Co.	58,917	0.8	2,703,701
Other Securities		0.8	2,649,624
		2.6	8,861,523

Health Care Equipment & Services 6.5%
Abbott Laboratories	16,805	0.5	1,547,572
Stryker Corp.	7,725	0.4	1,440,172
UnitedHealth Group, Inc.	21,293	1.8	6,227,564
Other Securities		3.8	12,919,628
		6.5	22,134,936

Household & Personal Products 0.6%
Other Securities		0.6	2,087,057

Insurance 0.8%
Other Securities		0.8	2,735,169

Materials 1.2%
Other Securities		1.2	4,166,511

Media & Entertainment 11.7%
Alphabet, Inc., Class A *	6,742	2.7	9,079,451
Alphabet, Inc., Class C *	6,752	2.7	9,106,152
Comcast Corp., Class A	47,734	0.5	1,796,231
Facebook, Inc., Class A *	53,813	3.3	11,016,059
Netflix, Inc. *	9,477	1.2	3,978,919
Other Securities		1.3	4,570,069
		11.7	39,546,881

Pharmaceuticals, Biotechnology & Life Sciences 8.2%
AbbVie, Inc.	33,313	0.8	2,738,329
Amgen, Inc.	12,222	0.9	2,923,747
Bristol-Myers Squibb Co.	30,920	0.6	1,880,245
Eli Lilly & Co.	19,160	0.9	2,962,902
Merck & Co., Inc.	54,401	1.3	4,316,175
Thermo Fisher Scientific, Inc.	6,118	0.6	2,047,572
Vertex Pharmaceuticals, Inc. *	5,845	0.4	1,468,264
Other Securities		2.7	9,515,110
		8.2	27,852,344

54
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Condensed Portfolio Holdings  as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Real Estate 2.3%
American Tower Corp.	9,896	0.7	2,355,248
Crown Castle International Corp.	9,339	0.4	1,488,917
Other Securities		1.2	3,984,165
		2.3	7,828,330

Retailing 10.9%
Amazon.com, Inc. *	9,420	6.9	23,305,080
Lowe's Cos., Inc.	17,401	0.5	1,822,755
The Home Depot, Inc.	14,003	0.9	3,078,280
Other Securities		2.6	8,883,223
		10.9	37,089,338

Semiconductors & Semiconductor Equipment 4.5%
Broadcom, Inc.	8,702	0.7	2,363,637
NVIDIA Corp.	13,146	1.1	3,842,313
QUALCOMM, Inc.	25,734	0.6	2,024,494
Texas Instruments, Inc.	21,127	0.7	2,452,211
Other Securities		1.4	4,705,105
		4.5	15,387,760

Software & Services 24.5%
Accenture plc, Class A	14,362	0.8	2,659,699
Adobe, Inc. *	10,845	1.1	3,835,226
Automatic Data Processing, Inc.	9,804	0.4	1,438,149
International Business Machines Corp.	12,092	0.4	1,518,272
Intuit, Inc.	5,607	0.4	1,512,825
Mastercard, Inc., Class A	19,975	1.6	5,492,526
Microsoft Corp.	170,371	9.0	30,532,187
Oracle Corp.	45,220	0.7	2,395,303
PayPal Holdings, Inc. *	26,473	1.0	3,256,179
salesforce.com, Inc. *	18,920	0.9	3,064,094
ServiceNow, Inc. *	4,196	0.4	1,475,062
Visa, Inc., Class A	38,606	2.0	6,899,664
Other Securities		5.8	18,766,504
		24.5	82,845,690

Technology Hardware & Equipment 10.3%
Apple, Inc.	92,858	8.1	27,281,680
Cisco Systems, Inc.	96,549	1.2	4,091,747
Other Securities		1.0	3,433,359
		10.3	34,806,786

Telecommunication Services 0.1%
Other Securities		0.1	322,753

Security	Number of Shares	% of Net Assets	Value ($)
Transportation 1.7%
Union Pacific Corp.	15,647	0.7	2,500,234
United Parcel Service, Inc., Class B	15,733	0.4	1,489,286
Other Securities		0.6	1,687,071
		1.7	5,676,591
Total Common Stock
(Cost $290,242,680)			335,919,377

Other Investment Companies 0.4% of net assets

Equity Funds 0.2%
Other Securities		0.2	673,842

Money Market Fund 0.2%
Other Securities		0.2	595,291

Securities Lending Collateral 0.0%
Other Securities		0.0	89,345
Total Other Investment Companies
(Cost $1,313,044)			1,358,478

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 1000 Growth Index,e-mini, expires 06/19/20	20	1,736,500	39,622
S&P 500 Index, e-mini, expires 06/19/20	1	145,120	1,868
Net Unrealized Appreciation			41,490
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $84,656.
(c)	The rate shown is the 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended April 30, 2020:
	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 04/30/20	Balance of Shares Held at 04/30/20	Dividends Received
The Charles Schwab Corp.	$328,652	$449,249	($135,773)	($29,850)	($31,013)	$581,265	15,410	$3,177

55
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Condensed Portfolio Holdings  as of April 30, 2020 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2020 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$335,919,377	$—	$—	$335,919,377
Other Investment Companies[1]	1,358,478	—	—	1,358,478
Futures Contracts[2]	41,490	—	—	41,490
Total	$337,319,345	$—	$—	$337,319,345
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
56
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Statement of Assets and Liabilities

As of April 30, 2020; unaudited
Assets
Investment in affiliated issuer, at value (cost $640,404)		$581,265
Investments in unaffiliated issuers, at value (cost $290,825,975) including securities on loan of $84,656		336,607,245
Collateral invested for securities on loan, at value (cost $89,345)		89,345
Deposit with broker for futures contracts		197,671
Receivables:
Investments sold		3,358,426
Fund shares sold		2,734,150
Dividends		125,022
Variation margin on futures contracts		41,532
Income from securities on loan	+	570
Total assets		343,735,226
Liabilities
Collateral held for securities on loan		89,345
Payables:
Investment adviser fees		8,894
Fund shares redeemed	+	5,105,812
Total liabilities		5,204,051
Net Assets
Total assets		343,735,226
Total liabilities	–	5,204,051
Net assets		$338,531,175
Net Assets by Source
Capital received from investors		303,897,776
Total distributable earnings		34,633,399

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$338,531,175		6,568,321		$51.54

57
Schwab Equity Index Funds  |  Semiannual Report
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Schwab U.S. Large-Cap Growth Index Fund
Statement of Operations

For the period November 1, 2019 through April 30, 2020; unaudited
Investment Income
Dividends received from affiliated issuer		$3,177
Dividends received from unaffiliated issuers		1,413,421
Securities on loan, net	+	1,270
Total investment income		1,417,868
Expenses
Investment adviser fees		40,859
Total expenses	–	40,859
Net investment income		1,377,009
Realized and Unrealized Gains (Losses)
Net realized losses on affiliated issuer		(29,850)
Net realized losses on unaffiliated issuers		(7,606,391)
Net realized gains on futures contracts	+	13,313
Net realized losses		(7,622,928)
Net change in unrealized appreciation (depreciation) on affiliated issuer		(31,013)
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		20,190,673
Net change in unrealized appreciation (depreciation) on futures contracts	+	42,061
Net change in unrealized appreciation (depreciation)	+	20,201,721
Net realized and unrealized gains		12,578,793
Increase in net assets resulting from operations		$13,955,802
58
Schwab Equity Index Funds  |  Semiannual Report
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Schwab U.S. Large-Cap Growth Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/19-4/30/20		11/1/18-10/31/19
Net investment income		$1,377,009	$1,673,328
Net realized losses		(7,622,928)	(3,852,313)
Net change in unrealized appreciation (depreciation)	+	20,201,721	25,108,024
Increase in net assets from operations		13,955,802	22,929,039
Distributions to Shareholders
Total distributions		($1,890,344)	($949,803)

Transactions in Fund Shares
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,880,034	$291,772,777	2,776,749	$120,542,470
Shares reinvested		30,207	1,571,983	22,696	838,591
Shares redeemed	+	(2,721,994)	(132,698,405)	(1,608,317)	(70,292,844)
Net transactions in fund shares		3,188,247	$160,646,355	1,191,128	$51,088,217
Shares Outstanding and Net Assets
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		3,380,074	$165,819,362	2,188,946	$92,751,909
Total increase	+	3,188,247	172,711,813	1,191,128	73,067,453
End of period		6,568,321	$338,531,175	3,380,074	$165,819,362
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Schwab U.S. Large-Cap Value Index Fund
Financial Statements
Financial Highlights
	11/1/19– 4/30/20*	11/1/18– 10/31/19	12/20/17 [1]– 10/31/18
Per-Share Data
Net asset value at beginning of period	$43.06	$39.51	$40.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.57	1.13	0.82
Net realized and unrealized gains (losses)	(6.10)	3.10	(1.31)
Total from investment operations	(5.53)	4.23	(0.49)
Less distributions:
Distributions from net investment income	(1.06)	(0.62)	—
Distributions from net realized gains	(0.84)	(0.06)	—
Total distributions	(1.90)	(0.68)	—
Net asset value at end of period	$35.63	$43.06	$39.51
Total return	(13.65%) [3]	11.08%	(1.23%) [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.035% [4]	0.035% [5]	0.040% [4],[6]
Net operating expenses	N/A	N/A	0.02% [4],[6]
Net investment income (loss)	2.85% [4]	2.79%	2.36% [4]
Portfolio turnover rate	28% [3]	22%	22% [3]
Net assets, end of period (x 1,000,000)	$258	$212	$70

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
5
Effective December 20, 2018, the annual operating expense ratio was reduced to 0.035%. The ratio presented for period ended 10/31/19 is a blended ratio.
6
The investment adviser voluntarily agreed to waive the fund’s management fees to 0.00% beginning with the fund’s commencement of operations through June 30, 2018. The ratio presented for period ended 10/31/18 is a blended ratio.
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Schwab U.S. Large-Cap Value Index Fund
Condensed Portfolio Holdings  as of April 30, 2020 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 98.9% of net assets

Automobiles & Components 0.8%
Other Securities		0.8	1,995,383

Banks 8.9%
Bank of America Corp.	175,908	1.6	4,230,587
Citigroup, Inc.	46,499	0.9	2,257,991
JPMorgan Chase & Co.	68,625	2.5	6,571,530
Truist Financial Corp.	29,441	0.4	1,098,738
U.S. Bancorp	30,645	0.4	1,118,542
Wells Fargo & Co.	81,978	0.9	2,381,461
Other Securities		2.2	5,257,269
		8.9	22,916,118

Capital Goods 6.8%
Caterpillar, Inc.	10,873	0.5	1,265,400
General Electric Co.	190,391	0.5	1,294,659
Honeywell International, Inc.	8,102	0.4	1,149,674
Raytheon Technologies Corp.	23,290	0.6	1,509,425
Other Securities		4.8	12,276,238
		6.8	17,495,396

Commercial & Professional Services 0.5%
Other Securities		0.5	1,260,430

Consumer Durables & Apparel 0.8%
Other Securities		0.8	2,040,093

Consumer Services 1.8%
McDonald's Corp.	13,912	1.0	2,609,335
Other Securities		0.8	1,940,595
		1.8	4,549,930

Diversified Financials 8.0%
Berkshire Hathaway, Inc., Class B *	43,047	3.1	8,065,286
BlackRock, Inc.	2,606	0.5	1,308,316
CME Group, Inc.	7,789	0.5	1,388,078
The Charles Schwab Corp. (b)	10,069	0.1	379,803
The Goldman Sachs Group, Inc.	7,009	0.5	1,285,591
Other Securities		3.3	8,222,242
		8.0	20,649,316

Security	Number of Shares	% of Net Assets	Value ($)
Energy 6.4%
Chevron Corp.	41,951	1.5	3,859,492
Exxon Mobil Corp.	93,151	1.7	4,328,727
Other Securities		3.2	8,191,095
		6.4	16,379,314

Food & Staples Retailing 2.0%
Walmart, Inc.	30,578	1.4	3,716,756
Other Securities		0.6	1,533,630
		2.0	5,250,386

Food, Beverage & Tobacco 4.7%
Mondelez International, Inc., Class A	31,272	0.6	1,608,632
Philip Morris International, Inc.	34,199	1.0	2,551,245
The Coca-Cola Co.	26,826	0.5	1,231,045
Other Securities		2.6	6,636,650
		4.7	12,027,572

Health Care Equipment & Services 6.8%
Abbott Laboratories	21,486	0.8	1,978,646
Anthem, Inc.	3,951	0.4	1,109,164
Becton, Dickinson & Co.	5,389	0.5	1,360,884
Cigna Corp. *	5,595	0.4	1,095,389
CVS Health Corp.	28,561	0.7	1,757,930
Danaher Corp.	12,838	0.8	2,098,500
Medtronic plc	29,531	1.1	2,883,112
Other Securities		2.1	5,353,684
		6.8	17,637,309

Household & Personal Products 3.3%
Colgate-Palmolive Co.	18,492	0.5	1,299,433
The Procter & Gamble Co.	50,445	2.3	5,945,952
Other Securities		0.5	1,391,090
		3.3	8,636,475

Insurance 3.8%
Chubb Ltd.	9,913	0.4	1,070,703
Other Securities		3.4	8,767,530
		3.8	9,838,233

Materials 4.3%
Linde plc	11,818	0.8	2,174,394
Other Securities		3.5	8,980,705
		4.3	11,155,099

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Schwab U.S. Large-Cap Value Index Fund
Condensed Portfolio Holdings  as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Media & Entertainment 4.1%
Comcast Corp., Class A	52,528	0.8	1,976,629
The Walt Disney Co.	38,418	1.6	4,154,907
Other Securities		1.7	4,424,604
		4.1	10,556,140

Pharmaceuticals, Biotechnology & Life Sciences 8.8%
Allergan plc	7,215	0.5	1,351,658
Bristol-Myers Squibb Co.	21,251	0.5	1,292,273
Gilead Sciences, Inc.	24,024	0.8	2,018,016
Johnson & Johnson	49,630	2.9	7,446,485
Pfizer, Inc.	122,426	1.8	4,696,261
Other Securities		2.3	5,887,339
		8.8	22,692,032

Real Estate 4.9%
Prologis, Inc.	16,114	0.6	1,437,852
Other Securities		4.3	11,332,169
		4.9	12,770,021

Retailing 2.1%
Target Corp.	10,206	0.4	1,120,007
The Home Depot, Inc.	10,316	0.9	2,267,766
Other Securities		0.8	2,117,175
		2.1	5,504,948

Semiconductors & Semiconductor Equipment 3.9%
Intel Corp.	94,191	2.2	5,649,576
Micron Technology, Inc. *	24,329	0.5	1,165,116
Other Securities		1.2	3,305,705
		3.9	10,120,397

Software & Services 1.7%
Other Securities		1.7	4,287,265

Technology Hardware & Equipment 1.2%
Other Securities		1.2	3,039,772

Telecommunication Services 4.3%
AT&T, Inc.	160,656	1.9	4,895,188
Verizon Communications, Inc.	91,072	2.0	5,232,086
Other Securities		0.4	839,880
		4.3	10,967,154

Transportation 1.8%
Other Securities		1.8	4,752,565

Security	Number of Shares	% of Net Assets	Value ($)
Utilities 7.2%
Dominion Energy, Inc.	18,083	0.5	1,394,742
Duke Energy Corp.	16,025	0.5	1,356,677
NextEra Energy, Inc.	10,744	1.0	2,483,153
The Southern Co.	22,889	0.5	1,298,493
Other Securities		4.7	11,958,301
		7.2	18,491,366
Total Common Stock
(Cost $259,352,651)			255,012,714

Other Investment Companies 0.4% of net assets

Equity Funds 0.3%
Other Securities		0.3	705,728

Securities Lending Collateral 0.1%
Other Securities		0.1	241,696
Total Other Investment Companies
(Cost $950,056)			947,424

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 1000 Value Index, e-mini, expires 06/19/20	34	1,842,630	18,013
S&P 500 Index, e-mini, expires 06/19/20	1	145,120	2,318
Net Unrealized Appreciation			20,331
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $222,967.
(b)	Issuer is affiliated with the fund's investment adviser.
(c)	The rate shown is the 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended April 30, 2020:
	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 04/30/20	Balance of Shares Held at 04/30/20	Dividends Received
The Charles Schwab Corp.	$293,723	$178,772	($74,614)	($9,695)	($8,383)	$379,803	10,069	$2,575

62
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Schwab U.S. Large-Cap Value Index Fund
Condensed Portfolio Holdings  as of April 30, 2020 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2020 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$255,012,714	$—	$—	$255,012,714
Other Investment Companies[1]	947,424	—	—	947,424
Futures Contracts[2]	20,331	—	—	20,331
Total	$255,980,469	$—	$—	$255,980,469
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
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Schwab U.S. Large-Cap Value Index Fund
Statement of Assets and Liabilities

As of April 30, 2020; unaudited
Assets
Investment in affiliated issuer, at value (cost $383,801)		$379,803
Investments in unaffiliated issuers, at value (cost $259,677,210) including securities on loan of $222,967		255,338,639
Collateral invested for securities on loan, at value (cost $241,696)		241,696
Deposit with broker for futures contracts		198,194
Receivables:
Fund shares sold		45,551,349
Dividends		307,846
Variation margin on futures contracts		20,400
Income from securities on loan	+	272
Total assets		302,038,199
Liabilities
Collateral held for securities on loan		241,696
Payables:
Investments bought		43,334,174
Investment adviser fees		6,227
Fund shares redeemed		563,354
Due to custodian	+	99,554
Total liabilities		44,245,005
Net Assets
Total assets		302,038,199
Total liabilities	–	44,245,005
Net assets		$257,793,194
Net Assets by Source
Capital received from investors		275,181,070
Total distributable loss		(17,387,876)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$257,793,194		7,235,882		$35.63

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Schwab U.S. Large-Cap Value Index Fund
Statement of Operations

For the period November 1, 2019 through April 30, 2020; unaudited
Investment Income
Dividends received from affiliated issuer		$2,575
Dividends received from unaffiliated issuers (net of foreign withholding tax of $128)		3,159,892
Securities on loan, net	+	1,042
Total investment income		3,163,509
Expenses
Investment adviser fees		38,470
Total expenses	–	38,470
Net investment income		3,125,039
Realized and Unrealized Gains (Losses)
Net realized losses on affiliated issuer		(9,695)
Net realized losses on unaffiliated issuers		(13,434,739)
Net realized losses on futures contracts	+	(50,785)
Net realized losses		(13,495,219)
Net change in unrealized appreciation (depreciation) on affiliated issuer		(8,383)
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		(19,044,699)
Net change in unrealized appreciation (depreciation) on futures contracts	+	20,365
Net change in unrealized appreciation (depreciation)	+	(19,032,717)
Net realized and unrealized losses		(32,527,936)
Decrease in net assets resulting from operations		($29,402,897)
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Schwab U.S. Large-Cap Value Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/19-4/30/20		11/1/18-10/31/19
Net investment income		$3,125,039	$4,561,029
Net realized gains (losses)		(13,495,219)	3,255,061
Net change in unrealized appreciation (depreciation)	+	(19,032,717)	16,353,464
Increase (decrease) in net assets from operations		(29,402,897)	24,169,554
Distributions to Shareholders
Total distributions		($9,633,049)	($1,536,515)

Transactions in Fund Shares
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,945,714	$177,020,133	4,104,466	$157,914,398
Shares reinvested		182,880	7,979,022	38,320	1,344,745
Shares redeemed	+	(2,820,676)	(100,383,331)	(979,981)	(39,427,758)
Net transactions in fund shares		2,307,918	$84,615,824	3,162,805	$119,831,385
Shares Outstanding and Net Assets
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		4,927,964	$212,213,316	1,765,159	$69,748,892
Total increase	+	2,307,918	45,579,878	3,162,805	142,464,424
End of period		7,235,882	$257,793,194	4,927,964	$212,213,316
66
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Schwab U.S. Mid-Cap Index Fund
Financial Statements
Financial Highlights
	11/1/19– 4/30/20*	11/1/18– 10/31/19	12/20/17 [1]– 10/31/18
Per-Share Data
Net asset value at beginning of period	$44.29	$39.55	$40.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.44	0.70	0.59
Net realized and unrealized gains (losses)	(5.42)	4.54	(1.04)
Total from investment operations	(4.98)	5.24	(0.45)
Less distributions:
Distributions from net investment income	(0.64)	(0.42)	—
Distributions from net realized gains	(0.48)	(0.08)	—
Total distributions	(1.12)	(0.50)	—
Net asset value at end of period	$38.19	$44.29	$39.55
Total return	(11.66%) [3]	13.61%	(1.13%) [3]
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.04% [4]	0.04% [5]	0.05% [4],[6]
Net operating expenses	N/A	N/A	0.03% [4],[6]
Net investment income (loss)	2.11% [4]	1.67%	1.65% [4]
Portfolio turnover rate	4% [3]	21%	15% [3]
Net assets, end of period (x 1,000,000)	$442	$357	$171

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Annualized.
5
Effective December 20, 2018, the annual operating expense ratio was reduced to 0.04%. The ratio presented for period ended 10/31/19 is a blended ratio.
6
The investment adviser voluntarily agreed to waive the fund’s management fees to 0.00% beginning with the fund’s commencement of operations through June 30, 2018. The ratio presented for period ended 10/31/18 is a blended ratio.
67
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Schwab U.S. Mid-Cap Index Fund
Condensed Portfolio Holdings  as of April 30, 2020 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 0.7%
Other Securities		0.7	2,952,671

Banks 3.0%
Other Securities		3.0	13,381,080

Capital Goods 8.9%
Cummins, Inc.	9,738	0.4	1,592,163
L3Harris Technologies, Inc.	14,659	0.6	2,839,448
PACCAR, Inc.	22,509	0.4	1,558,298
Other Securities		7.5	33,363,693
		8.9	39,353,602

Commercial & Professional Services 2.9%
CoStar Group, Inc. *	2,387	0.4	1,547,397
IHS Markit Ltd.	25,851	0.4	1,739,772
Verisk Analytics, Inc.	10,594	0.4	1,619,081
Other Securities		1.7	8,064,749
		2.9	12,970,999

Consumer Durables & Apparel 2.5%
lululemon Athletica, Inc. *	7,829	0.4	1,749,625
Other Securities		2.1	9,056,808
		2.5	10,806,433

Consumer Services 2.9%
Chipotle Mexican Grill, Inc. *	1,697	0.3	1,490,899
Other Securities		2.6	11,301,889
		2.9	12,792,788

Diversified Financials 4.6%
MSCI, Inc.	5,458	0.4	1,784,766
State Street Corp.	23,677	0.3	1,492,598
T. Rowe Price Group, Inc.	15,276	0.4	1,766,364
Other Securities		3.5	15,399,236
		4.6	20,442,964

Energy 2.7%
The Williams Cos., Inc.	80,504	0.4	1,559,362
Other Securities		2.3	10,230,503
		2.7	11,789,865

Security	Number of Shares	% of Net Assets	Value ($)
Food & Staples Retailing 0.6%
The Kroger Co.	52,729	0.4	1,666,764
Other Securities		0.2	989,748
		0.6	2,656,512

Food, Beverage & Tobacco 3.1%
Other Securities		3.1	13,635,414

Health Care Equipment & Services 7.3%
Centene Corp. *	38,370	0.6	2,554,675
DexCom, Inc. *	6,006	0.5	2,013,211
IDEXX Laboratories, Inc. *	5,636	0.4	1,564,554
McKesson Corp.	10,716	0.3	1,513,635
ResMed, Inc.	9,419	0.3	1,462,959
Veeva Systems, Inc., Class A *	8,693	0.4	1,658,624
Zimmer Biomet Holdings, Inc.	13,612	0.4	1,629,356
Other Securities		4.4	19,802,319
		7.3	32,199,333

Household & Personal Products 0.8%
The Clorox Co.	8,356	0.4	1,557,893
Other Securities		0.4	1,996,160
		0.8	3,554,053

Insurance 3.4%
Willis Towers Watson plc	8,560	0.3	1,526,162
Other Securities		3.1	13,495,751
		3.4	15,021,913

Materials 5.2%
Newmont Corp.	54,262	0.7	3,227,504
Other Securities		4.5	19,933,972
		5.2	23,161,476

Media & Entertainment 3.7%
Other Securities		3.7	16,496,183

Pharmaceuticals, Biotechnology & Life Sciences 4.9%
Agilent Technologies, Inc.	20,582	0.4	1,577,816
IQVIA Holdings, Inc. *	11,722	0.4	1,671,440
Other Securities		4.1	18,280,496
		4.9	21,529,752

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Schwab U.S. Mid-Cap Index Fund
Condensed Portfolio Holdings  as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Real Estate 8.8%
AvalonBay Communities, Inc.	9,238	0.3	1,505,332
Digital Realty Trust, Inc.	17,318	0.6	2,588,868
Equity Residential	24,271	0.4	1,579,071
SBA Communications Corp.	7,440	0.5	2,157,005
Other Securities		7.0	31,171,951
		8.8	39,002,227

Retailing 4.6%
AutoZone, Inc. *	1,574	0.4	1,605,984
Dollar General Corp.	16,914	0.7	2,965,024
O'Reilly Automotive, Inc. *	4,945	0.4	1,910,451
Other Securities		3.1	13,713,793
		4.6	20,195,252

Semiconductors & Semiconductor Equipment 4.1%
Advanced Micro Devices, Inc. *	68,468	0.8	3,587,038
KLA Corp.	10,411	0.4	1,708,341
Lam Research Corp.	9,582	0.6	2,446,093
Other Securities		2.3	10,406,292
		4.1	18,147,764

Software & Services 12.0%
Cadence Design Systems, Inc. *	18,453	0.3	1,497,092
Fiserv, Inc. *	37,458	0.9	3,860,422
Global Payments, Inc.	19,789	0.7	3,285,370
Paychex, Inc.	21,310	0.3	1,460,161
Square, Inc., Class A *	22,803	0.3	1,485,387
Synopsys, Inc. *	9,888	0.4	1,553,603
Other Securities		9.1	39,694,387
		12.0	52,836,422

Technology Hardware & Equipment 3.9%
Amphenol Corp., Class A	19,354	0.4	1,708,184
Motorola Solutions, Inc.	11,359	0.4	1,633,538
Other Securities		3.1	14,039,279
		3.9	17,381,001

Telecommunication Services 0.3%
Other Securities		0.3	1,328,167

Transportation 1.7%
Other Securities		1.7	7,284,748

Security	Number of Shares	% of Net Assets	Value ($)
Utilities 7.0%
Consolidated Edison, Inc.	22,089	0.4	1,740,613
Eversource Energy	21,498	0.4	1,734,889
FirstEnergy Corp.	35,855	0.3	1,479,736
Public Service Enterprise Group, Inc.	33,498	0.4	1,698,684
Sempra Energy	18,723	0.5	2,318,844
WEC Energy Group, Inc.	20,935	0.4	1,895,664
Xcel Energy, Inc.	34,808	0.5	2,212,396
Other Securities		4.1	17,919,344
		7.0	31,000,170
Total Common Stock
(Cost $474,662,924)			439,920,789

Other Investment Companies 0.3% of net assets

Equity Funds 0.1%
Other Securities		0.1	601,948

Securities Lending Collateral 0.2%
Other Securities		0.2	800,430
Total Other Investment Companies
(Cost $1,356,726)			1,402,378

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 400 Mid-Cap Index, e-mini expires 06/19/20	6	984,780	21,448
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $755,210.
(b)	The rate shown is the 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

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Schwab U.S. Mid-Cap Index Fund
Condensed Portfolio Holdings  as of April 30, 2020 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2020 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$439,920,789	$—	$—	$439,920,789
Other Investment Companies[1]	1,402,378	—	—	1,402,378
Futures Contracts[2]	21,448	—	—	21,448
Total	$441,344,615	$—	$—	$441,344,615
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
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Schwab U.S. Mid-Cap Index Fund
Statement of Assets and Liabilities

As of April 30, 2020; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $475,219,220) including securities on loan of $755,210		$440,522,737
Collateral invested for securities on loan, at value (cost $800,430)		800,430
Deposit with broker for futures contracts		144,006
Receivables:
Investments sold		561,558
Fund shares sold		1,190,952
Dividends		204,004
Variation margin on futures contracts		21,460
Income from securities on loan	+	2,372
Total assets		443,447,519
Liabilities
Collateral held for securities on loan		800,430
Payables:
Investments bought		113,516
Investment adviser fees		13,363
Due to custodian		703,099
Fund shares redeemed	+	143,256
Total liabilities		1,773,664
Net Assets
Total assets		443,447,519
Total liabilities	–	1,773,664
Net assets		$441,673,855
Net Assets by Source
Capital received from investors		482,297,456
Total distributable loss		(40,623,601)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$441,673,855		11,566,274		$38.19

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Schwab U.S. Mid-Cap Index Fund
Statement of Operations

For the period November 1, 2019 through April 30, 2020; unaudited
Investment Income
Dividends (net of foreign withholding tax of $421)		$4,462,736
Securities on loan, net	+	9,892
Total investment income		4,472,628
Expenses
Investment adviser fees		83,513
Total expenses	–	83,513
Net investment income		4,389,115
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(3,479,552)
Net realized losses on futures contracts	+	(23,948)
Net realized losses		(3,503,500)
Net change in unrealized appreciation (depreciation) on investments		(60,845,541)
Net change in unrealized appreciation (depreciation) on futures contracts	+	25,033
Net change in unrealized appreciation (depreciation)	+	(60,820,508)
Net realized and unrealized losses		(64,324,008)
Decrease in net assets resulting from operations		($59,934,893)
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Schwab U.S. Mid-Cap Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/19-4/30/20		11/1/18-10/31/19
Net investment income		$4,389,115	$4,785,991
Net realized losses		(3,503,500)	(662,598)
Net change in unrealized appreciation (depreciation)	+	(60,820,508)	35,427,266
Increase (decrease) in net assets from operations		(59,934,893)	39,550,659
Distributions to Shareholders
Total distributions		($9,582,557)	($2,951,274)

Transactions in Fund Shares
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		5,653,508	$233,129,751	6,140,825	$247,965,349
Shares reinvested		166,927	7,635,275	76,761	2,670,904
Shares redeemed	+	(2,305,922)	(86,169,518)	(2,496,685)	(101,917,905)
Net transactions in fund shares		3,514,513	$154,595,508	3,720,901	$148,718,348
Shares Outstanding and Net Assets
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		8,051,761	$356,595,797	4,330,860	$171,278,064
Total increase	+	3,514,513	85,078,058	3,720,901	185,317,733
End of period		11,566,274	$441,673,855	8,051,761	$356,595,797
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Schwab International Index Fund
Financial Statements
Financial Highlights
	11/1/19– 4/30/20*	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15
Per-Share Data
Net asset value at beginning of period	$20.48	$19.00	$21.01	$17.52	$18.49	$19.42
Income (loss) from investment operations:
Net investment income (loss)[1]	0.23	0.64	0.62	0.55	0.53	0.54
Net realized and unrealized gains (losses)	(3.10)	1.39	(2.06)	3.49	(1.03)	(0.86)
Total from investment operations	(2.87)	2.03	(1.44)	4.04	(0.50)	(0.32)
Less distributions:
Distributions from net investment income	(0.64)	(0.55)	(0.57)	(0.55)	(0.47)	(0.61)
Net asset value at end of period	$16.97	$20.48	$19.00	$21.01	$17.52	$18.49
Total return	(14.62%) [2]	11.27%	(7.11%)	23.76%	(2.64%)	(1.53%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.06% [3]	0.06%	0.06%	0.11% [4]	0.23%	0.23%
Net operating expenses	N/A	N/A	N/A [5]	0.10% [4]	0.19%	0.19%
Net investment income (loss)	2.46% [3]	3.32%	2.99%	2.88%	3.06%	2.82%
Portfolio turnover rate	4% [2]	5%	5%	3%	4%	7%
Net assets, end of period (x 1,000,000)	$5,329	$5,443	$4,314	$4,128	$2,900	$2,844

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective March 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
5
Effective March 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.
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Schwab International Index Fund
Condensed Portfolio Holdings  as of April 30, 2020 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 98.7% of net assets

Australia 6.3%
BHP Group Ltd.	1,294,010	0.5	26,416,310
Commonwealth Bank of Australia	777,083	0.6	31,391,420
CSL Ltd.	199,378	0.7	39,741,468
Other Securities		4.5	238,022,652
		6.3	335,571,850

Austria 0.2%
Other Securities		0.2	9,446,595

Belgium 0.9%
Other Securities		0.9	46,697,218

Denmark 2.2%
Novo Nordisk A/S, Class B	777,536	0.9	49,599,027
Other Securities		1.3	68,855,740
		2.2	118,454,767

Finland 1.0%
Other Securities		1.0	53,662,236

France 10.6%
Air Liquide S.A.	207,793	0.5	26,400,976
Danone S.A.	271,201	0.4	18,901,904
L'Oreal S.A.	110,299	0.6	32,068,453
LVMH Moet Hennessy Louis Vuitton SE	122,081	0.9	47,195,604
Sanofi	495,407	0.9	48,388,249
Schneider Electric SE	242,863	0.4	22,443,538
TOTAL S.A.	1,054,106	0.7	37,412,723
Vinci S.A.	225,941	0.3	18,509,523
Other Securities		5.9	311,712,700
		10.6	563,033,670

Germany 7.9%
adidas AG	79,203	0.3	18,132,132
Allianz SE	183,258	0.6	33,725,200
BASF SE	403,582	0.4	20,653,900
Bayer AG	431,653	0.5	28,389,540
Deutsche Telekom AG *	1,464,523	0.4	21,410,763
SAP SE	431,709	1.0	51,419,631
Siemens AG	336,034	0.6	31,010,259
Other Securities		4.1	217,868,351
		7.9	422,609,776

Security	Number of Shares	% of Net Assets	Value ($)
Hong Kong 3.8%
AIA Group Ltd.	5,359,800	0.9	49,190,993
Other Securities		2.9	152,120,561
		3.8	201,311,554

Ireland 0.6%
Other Securities		0.6	30,787,847

Israel 0.6%
Other Securities		0.6	32,939,184

Italy 2.1%
Enel S.p.A.	3,573,131	0.5	24,406,070
Other Securities		1.6	85,342,272
		2.1	109,748,342

Japan 25.6%
KDDI Corp.	776,200	0.4	22,482,065
Keyence Corp.	80,100	0.5	28,596,664
Mitsubishi UFJ Financial Group, Inc.	5,410,909	0.4	21,860,071
Nintendo Co., Ltd.	49,139	0.4	20,290,672
SoftBank Group Corp.	688,600	0.6	29,515,186
Sony Corp.	558,900	0.7	35,967,492
Takeda Pharmaceutical Co., Ltd.	658,190	0.4	23,735,281
Toyota Motor Corp.	1,003,503	1.2	62,043,442
Other Securities		21.0	1,121,993,499
		25.6	1,366,484,372

Netherlands 4.2%
ASML Holding N.V.	186,977	1.0	54,613,228
Unilever N.V.	644,519	0.6	32,096,580
Other Securities		2.6	137,277,029
		4.2	223,986,837

New Zealand 0.3%
Other Securities		0.3	16,646,306

Norway 0.6%
Other Securities		0.6	29,607,547

Portugal 0.2%
Other Securities		0.2	9,177,867

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Schwab International Index Fund
Condensed Portfolio Holdings  as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Singapore 1.2%
Other Securities		1.2	64,867,612

Spain 2.4%
Iberdrola S.A.	2,705,346	0.5	26,912,174
Other Securities		1.9	103,683,717
		2.4	130,595,891

Sweden 2.8%
Other Securities		2.8	146,644,071

Switzerland 10.4%
Nestle S.A.	1,307,291	2.6	138,455,215
Novartis AG	943,883	1.5	80,549,515
Roche Holding AG	308,659	2.0	106,887,792
UBS Group AG	1,696,458	0.3	18,164,815
Zurich Insurance Group AG	65,744	0.4	20,844,420
Other Securities		3.6	190,991,643
		10.4	555,893,400

United Kingdom 14.8%
AstraZeneca plc	576,360	1.1	60,282,644
BP plc	8,903,028	0.7	35,081,608
British American Tobacco plc	1,007,761	0.7	38,843,355
Diageo plc	1,031,041	0.7	35,498,583
GlaxoSmithKline plc	2,191,854	0.9	45,727,757
HSBC Holdings plc	8,922,424	0.9	45,860,875
National Grid plc	1,529,048	0.3	17,918,531
Reckitt Benckiser Group plc	311,686	0.5	25,963,365
RELX plc	851,428	0.4	19,209,742
Rio Tinto plc	494,946	0.4	22,974,707
Royal Dutch Shell plc, A Shares	1,837,089	0.6	30,246,286
Royal Dutch Shell plc, B Shares	1,639,377	0.5	26,244,190
Unilever plc	487,187	0.5	25,086,317
Other Securities		6.6	362,221,014
		14.8	791,158,974
Total Common Stock
(Cost $5,085,878,324)			5,259,325,916

Preferred Stock 0.6% of net assets

Germany 0.6%
Other Securities		0.6	28,389,508
Total Preferred Stock
(Cost $29,588,383)			28,389,508
Security	Number of Shares	% of Net Assets	Value ($)
Other Investment Company 0.0% of net assets

United States 0.0%
Securities Lending Collateral 0.0%
Other Securities		0.0	1,691,381
Total Other Investment Company
(Cost $1,691,381)			1,691,381
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investments 0.1% of net assets

Time Deposits 0.1%
Other Securities		0.1	5,473,320
Total Short-Term Investments
(Cost $5,473,320)			5,473,320

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 06/19/20	502	41,121,330	(202,488)
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $1,594,290.
(c)	Securities are traded on separate exchanges for the same entity.
(d)	The rate shown is the 7-day yield.
(e)	The rate shown is the current daily overnight rate.
(f)	Rate is negative due to the current daily overnight rate at the central bank of the denominated currency and therefore is non-income producing.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt

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Schwab International Index Fund
Condensed Portfolio Holdings  as of April 30, 2020 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2020 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$2,648,748,357	$—	$2,648,748,357
Australia	—	326,921,146	8,650,704	335,571,850
France	5,134	563,028,536	—	563,033,670
Germany	4,113,300	418,496,476	—	422,609,776
Hong Kong	4,131,122	197,180,432	—	201,311,554
Ireland	11,481,798	19,306,049	—	30,787,847
Israel	15,228,110	17,711,074	—	32,939,184
Netherlands	64,097,383	159,889,454	—	223,986,837
Portugal	—	9,177,867	— *	9,177,867
United Kingdom	—	791,140,158	18,816	791,158,974
Preferred Stock[1]	—	28,389,508	—	28,389,508
Other Investment Company[1]	1,691,381	—	—	1,691,381
Short-Term Investments[1]	—	5,473,320	—	5,473,320
Liabilities
Futures Contracts[2]	(202,488)	—	—	(202,488)
Total	$100,545,740	$5,185,462,377	$8,669,520	$5,294,677,637
*	Level 3 amount shown includes securities determined to have no value at April 30, 2020.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
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Schwab International Index Fund
Statement of Assets and Liabilities

As of April 30, 2020; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $5,120,940,027) including securities on loan of $1,594,290		$5,293,188,744
Collateral invested for securities on loan, at value (cost $1,691,381)		1,691,381
Foreign currency, at value (cost $60,294)		61,622
Deposit with broker for futures contracts		2,485,093
Receivables:
Investments sold		75,700,277
Dividends		19,891,629
Fund shares sold		18,891,548
Foreign tax reclaims		8,916,860
Income from securities on loan	+	28,531
Total assets		5,420,855,685
Liabilities
Collateral held for securities on loan		1,691,381
Payables:
Investments bought		762,932
Investment adviser fees		248,279
Due to custodian		76,566,020
Fund shares redeemed		12,225,068
Variation margin on futures contracts	+	201,499
Total liabilities		91,695,179
Net Assets
Total assets		5,420,855,685
Total liabilities	–	91,695,179
Net assets		$5,329,160,506
Net Assets by Source
Capital received from investors		5,461,138,951
Total distributable loss		(131,978,445)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$5,329,160,506		314,124,203		$16.97

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Schwab International Index Fund
Statement of Operations

For the period November 1, 2019 through April 30, 2020; unaudited
Investment Income
Dividends (net of foreign withholding tax of $7,782,462)		$67,460,754
Interest		38,201
Securities on loan, net	+	220,170
Total investment income		67,719,125
Expenses
Investment adviser fees		1,614,431
Total expenses	–	1,614,431
Net investment income		66,104,694
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(77,020,025)
Net realized losses on futures contracts		(7,841,150)
Net realized losses on foreign currency transactions	+	(684,908)
Net realized losses		(85,546,083)
Net change in unrealized appreciation (depreciation) on investments		(765,612,729)
Net change in unrealized appreciation (depreciation) on futures contracts		(1,047,938)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(64,284)
Net change in unrealized appreciation (depreciation)	+	(766,724,951)
Net realized and unrealized losses		(852,271,034)
Decrease in net assets resulting from operations		($786,166,340)
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Schwab International Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/19-4/30/20		11/1/18-10/31/19
Net investment income		$66,104,694	$161,653,306
Net realized losses		(85,546,083)	(81,047,333)
Net change in unrealized appreciation (depreciation)	+	(766,724,951)	450,579,679
Increase (decrease) in net assets from operations		(786,166,340)	531,185,652
Distributions to Shareholders
Total distributions		($172,919,468)	($132,253,839)

Transactions in Fund Shares
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		98,230,321	$1,706,727,759	101,475,911	$1,918,826,792
Shares reinvested		6,184,493	127,647,953	5,815,026	99,611,394
Shares redeemed	+	(56,085,191)	(989,375,104)	(68,493,022)	(1,288,104,681)
Net transactions in fund shares		48,329,623	$845,000,608	38,797,915	$730,333,505
Shares Outstanding and Net Assets
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		265,794,580	$5,443,245,706	226,996,665	$4,313,980,388
Total increase or decrease	+	48,329,623	(114,085,200)	38,797,915	1,129,265,318
End of period		314,124,203	$5,329,160,506	265,794,580	$5,443,245,706
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Schwab Equity Index Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust, except Schwab 1000 Index Fund, which is a series of Schwab Investments. Both Schwab Capital Trust and Schwab Investments (the trusts) are no-load, open-end management investment companies. Each trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trusts as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Schwab S&P 500 Index Fund	Schwab Target 2040 Fund
Schwab Small-Cap Index Fund	Schwab Target 2045 Fund
Schwab Total Stock Market Index Fund	Schwab Target 2050 Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2055 Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Target 2060 Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Fundamental US Large Company Index Fund
Schwab International Index Fund	Schwab Fundamental US Small Company Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Fundamental International Small Company Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Fundamental Global Real Estate Index Fund
Laudus International MarketMasters Fund™	Schwab Target 2010 Index Fund
Schwab Balanced Fund	Schwab Target 2015 Index Fund
Schwab Core Equity Fund	Schwab Target 2020 Index Fund
Schwab Dividend Equity Fund	Schwab Target 2025 Index Fund
Schwab Large-Cap Growth Fund	Schwab Target 2030 Index Fund
Schwab Small-Cap Equity Fund	Schwab Target 2035 Index Fund
Schwab Hedged Equity Fund	Schwab Target 2040 Index Fund
Schwab Health Care Fund	Schwab Target 2045 Index Fund
Schwab International Core Equity Fund	Schwab Target 2050 Index Fund
Schwab Target 2010 Fund	Schwab Target 2055 Index Fund
Schwab Target 2015 Fund	Schwab Target 2060 Index Fund
Schwab Target 2020 Fund	Schwab Monthly Income Fund – Moderate Payout
Schwab Target 2025 Fund	Schwab Monthly Income Fund – Enhanced Payout
Schwab Target 2030 Fund	Schwab Monthly Income Fund – Maximum Payout
Schwab Target 2035 Fund

SCHWAB INVESTMENTS (ORGANIZED OCTOBER 26, 1990)
Schwab 1000 Index Fund	Schwab Tax-Free Bond Fund
Schwab Treasury Inflation Protected Securities Index Fund	Schwab California Tax-Free Bond Fund
Schwab U.S. Aggregate Bond Index Fund	Schwab Global Real Estate Fund
Schwab Short-Term Bond Index Fund
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the SEC and are available on the SEC’s website at www.sec.gov.
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the NAV of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective NAVs. Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
•   Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of April 30, 2020 are disclosed in the Condensed Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Securities Lending: Under the trusts’ Securities Lending Program, a fund (lender), may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%. In this context, the gross lending revenue equals the income received from
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) or any affiliate of CSIM.
As of April 30, 2020, the funds had securities on loan, all of which were classified as common stocks and rights. The value of the securities on loan and the related collateral as of April 30, 2020, if any, are disclosed in each fund’s Condensed Portfolio Holdings. The value of the securities on loan and the investment of cash collateral are also disclosed in each fund’s Statement of Assets and Liabilities.
Cash Management Transactions: The funds, except for Schwab 1000 Index Fund, Schwab U.S. Large-Cap Growth Index Fund, Schwab U.S. Large-Cap Value Index Fund and Schwab U.S. Mid-Cap Index Fund may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the funds to earn interest on cash balances, however, interest rates may be negative due to overnight rates at the central bank of the denominated currency. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends, in the form of cash or non-cash income such as in the form of additional securities, and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The Schwab International Index Fund filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. For additional details see Affiliates and Affiliated Transactions in financial note 4, Other Affiliated Transactions.
(e) Expenses:
Pursuant to an Amended and Restated Investment Advisory and Administration Agreement (Advisory Agreement) between CSIM and each trust, CSIM pays the operating expenses of each fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of April 30, 2020, if any, are reflected in each fund’s Statement of Assets and Liabilities.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(k) Recent Accounting Standards:
In August 2018, the FASB issued Accounting Standards Update “Fair Value Measurement (Topic 820)” (ASU 2018-13) which modifies the disclosure requirements for fair value measurement by removing, modifying, or adding certain disclosures. The amendments are effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The funds are permitted to early adopt any removed or modified disclosures upon issuance of this update and delay adoption of the additional disclosures until their effective date. The funds have early adopted certain removed or modified disclosures, including the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timing of transfers between levels upon issuance of ASU 2018-13, and have delayed adoption of the additional disclosures until their effective date. At this time, management is currently evaluating the impact that the adoption of the additional disclosures will have on the funds’ financial statements.
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Financial Notes, unaudited (continued)

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectuses, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Tracking Error Risk. As an index fund, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Investment Style Risk. The funds are index funds. Therefore, each fund follows the securities included in its respective index during upturns as well as downturns. Because of its indexing strategy, a fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, a fund’s performance may be below that of the index. Market disruptions could cause delays in an index’s rebalancing schedule which may result in the index and, in turn, a fund experiencing returns different than those that would have been achieved under a normal rebalancing schedule.
Sampling Index Tracking Risk. To the extent a fund uses sampling techniques, a fund will not fully replicate its index and may hold securities not included in the index. As a result, a fund will be subject to the risk that the investment adviser’s investment strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund utilizes a sampling approach, it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.
Concentration Risk. To the extent that a fund’s or its respective index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Growth Investing Risk. Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
Value Investing Risk. A fund may emphasize “value” style of investing, which targets undervalued companies with characteristics for improved valuations. This style of investing is subject to the risk that the valuations never improve or that the returns on “value” securities may not move in tandem with the returns on other styles of investing or the stock market in general.
Foreign Investment Risk. A fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. To the extent a fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
Derivatives Risk. A fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are futures and options on futures. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk and market risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to lack of availability risk, credit risk, leverage risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately large impact on a fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase its volatility, and could cause the fund to lose more than the initial amount invested.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Please refer to the funds’ prospectuses for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Advisory Agreement between CSIM and each trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab U.S. Large-Cap Growth Index Fund	Schwab U.S. Large-Cap Value Index Fund	Schwab U.S. Mid-Cap Index Fund	Schwab International Index Fund
0.02%	0.05%	0.04%	0.03%	0.035%	0.035%	0.04%	0.06%
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Certain funds in the Fund Complex (for definition refer to Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of April 30, 2020, as applicable:
	Underlying Funds
	Schwab S&P 500 Index Fund	Schwab Small-Cap Index Fund	Schwab U.S. Large-Cap Growth Index Fund	Schwab U.S. Mid-Cap Index Fund	Schwab International Index Fund
Schwab MarketTrack All Equity Portfolio	0.5%	1.7%	8.8%	—%	1.5%
Schwab MarketTrack Balanced Portfolio	0.3%	0.9%	4.4%	—%	0.7%
Schwab MarketTrack Conservative Portfolio	0.1%	0.3%	1.5%	—%	0.2%
Schwab MarketTrack Growth Portfolio	0.5%	1.8%	7.0%	—%	1.3%
Schwab Target 2010 Fund	0.0%*	—%	—%	0.1%	—%
Schwab Target 2015 Fund	0.0%*	—%	—%	0.1%	—%
Schwab Target 2020 Fund	0.2%	—%	—%	1.0%	—%
Schwab Target 2025 Fund	0.2%	—%	—%	1.3%	—%
Schwab Target 2030 Fund	0.3%	—%	—%	2.5%	—%
Schwab Target 2035 Fund	0.2%	—%	—%	1.4%	—%
Schwab Target 2040 Fund	0.4%	—%	—%	3.0%	—%
Schwab Target 2045 Fund	0.1%	—%	—%	0.5%	—%
Schwab Target 2050 Fund	0.1%	—%	—%	0.5%	—%
Schwab Target 2055 Fund	0.0%*	—%	—%	0.4%	—%
Schwab Target 2060 Fund	0.0%*	—%	—%	0.1%	—%
*	Less than 0.05%
Other Affiliated Transactions
The professional fees related to foreign withholding tax claims discussed in financial note 2 were non-routine expenses. The investment adviser agreed to pay these professional fees, which are subject to reimbursement by the Schwab International Index Fund to the extent the fund is able to successfully recover taxes withheld in the future.
As of April 30, 2020, the balance of professional fees related to foreign withholding tax subject to future reimbursement by the fund to the investment adviser was $121,249 for Schwab International Index Fund. There were no professional fees incurred by the Schwab International Index Fund and no reimbursements made by the Schwab International Index Fund to the investment adviser during the period ended April 30, 2020.
No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Transactions
The funds may engage in transactions with certain other funds in the Fund Complex when permitted by applicable law. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended April 30, 2020, each fund’s total aggregate security transactions with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab S&P 500 Index Fund	$83,325,672	($694,670)
Schwab 1000 Index Fund	12,570,560	1,147,513
Schwab Small-Cap Index Fund	23,595,675	(13,311,783)
Schwab Total Stock Market Index Fund	11,214,675	(1,828,609)
Schwab U.S. Large-Cap Growth Index Fund	1,233,649	(50,645)
Schwab U.S. Large-Cap Value Index Fund	1,248,392	(324,081)
Schwab U.S. Mid-Cap Index Fund	770,728	(476,305)
Schwab International Index Fund	9,325,639	(2,176,395)

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trusts were in compliance with these limitations throughout the report period. The funds do not pay any interested or non-interested (independent trustees) trustees. The independent trustees are paid by CSIM. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), maturing on October 1, 2020. Under the terms of the Syndicated Credit Facility, in addition to CSIM paying the interest charged on any borrowings by a fund, CSIM paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on November 29, 2019. On November 29, 2019, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on November 27, 2020. Under the terms of the Uncommitted Credit Facility, CSIM pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by CSIM. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The current value and variation margin for futures contracts held at April 30, 2020 are presented on the Condensed Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations, if any. Refer to financial note 2(b) for the funds’
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Financial Notes, unaudited (continued)

7. Derivatives (continued):
accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended April 30, 2020, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Notional Amounts	Number of Contracts
Schwab S&P 500 Index Fund	$181,162,484	1,212
Schwab 1000 Index Fund	29,398,855	196
Schwab Small-Cap Index Fund	19,225,255	265
Schwab Total Stock Market Index Fund	47,486,204	365
Schwab U.S. Large-Cap Growth Index Fund	854,375	10
Schwab U.S. Large-Cap Value Index Fund	1,021,202	17
Schwab U.S. Mid-Cap Index Fund	1,774,186	10
Schwab International Index Fund	38,765,093	432

8. Purchases and Sales of Investment Securities:
For the period ended April 30, 2020, purchases and sales of securities (excluding short-term obligations) were as follows:
	Purchases of Securities	Sales of Securities
Schwab S&P 500 Index Fund	$1,884,184,942	$700,747,516
Schwab 1000 Index Fund	160,974,094	330,525,694
Schwab Small-Cap Index Fund	307,137,451	205,947,355
Schwab Total Stock Market Index Fund	537,301,594	112,733,464
Schwab U.S. Large-Cap Growth Index Fund	237,231,784	77,907,792
Schwab U.S. Large-Cap Value Index Fund	139,175,072	62,244,170
Schwab U.S. Mid-Cap Index Fund	169,278,388	18,184,916
Schwab International Index Fund	943,813,593	217,652,740

9. Federal Income Taxes:
As of April 30, 2020, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab U.S. Large-Cap Growth Index Fund
Tax cost	$21,355,589,831	$2,638,405,435	$3,472,913,207	$6,616,886,764	$303,566,637
Gross unrealized appreciation	$19,655,592,732	$6,283,204,403	$868,524,070	$4,028,739,659	$40,983,229
Gross unrealized depreciation	(1,494,166,095)	(175,741,539)	(735,255,536)	(589,466,246)	(7,230,521)
Net unrealized appreciation (depreciation)	$18,161,426,637	$6,107,462,864	$133,268,534	$3,439,273,413	$33,752,708

	Schwab U.S. Large-Cap Value Index Fund	Schwab U.S. Mid-Cap Index Fund	Schwab International Index Fund
Tax cost	$275,417,956	$485,654,427	$5,304,398,410
Gross unrealized appreciation	$517,276	$27,814,254	$779,442,323
Gross unrealized depreciation	(19,954,763)	(72,124,066)	(789,163,096)
Net unrealized appreciation (depreciation)	($19,437,487)	($44,309,812)	($9,720,773)
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Financial Notes, unaudited (continued)

9. Federal Income Taxes (continued):
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2019, the funds had capital loss carryforwards available to offset future net capital gains as follows:
Expiration Date	Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab U.S. Large-Cap Growth Index Fund
No expiration	$—	$—	$—	$—	$600,614
Total	$—	$—	$—	$—	$600,614

Expiration Date	Schwab U.S. Large-Cap Value Index Fund	Schwab U.S. Mid-Cap Index Fund	Schwab International Index Fund
No expiration	$—	$—	$117,065,815
Total	$—	$—	$117,065,815
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of April 30, 2020. The tax-basis components of distributions paid during the fiscal year ended October 31, 2019, were as follows:
	Schwab S&P 500 Index Fund	Schwab 1000 Index Fund	Schwab Small-Cap Index Fund	Schwab Total Stock Market Index Fund	Schwab U.S. Large-Cap Growth Index Fund
Ordinary income	$696,643,335	$157,630,133	$75,407,201	$163,508,663	$949,803
Long-term capital gains	138,486,140	287,803,474	256,270,995	35,933,416	—

	Schwab U.S. Large-Cap Value Index Fund	Schwab U.S. Mid-Cap Index Fund	Schwab International Index Fund
Ordinary income	$1,536,515	$2,937,860	$132,253,839
Long-term capital gains	—	13,414	—
As of October 31, 2019, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended October 31, 2019, the funds did not incur any interest or penalties.

10. Independent Registered Public Accounting Firm:
On June 8, 2020, the Audit, Compliance and Valuation Committee of the Board approved, and on June 9, 2020, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Schwab Funds Complex for fiscal periods ending after June 8, 2020.
On June 8, 2020, PricewaterhouseCoopers LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Schwab Funds Complex. The Prior Auditor’s reports on the financial statements of the Schwab 1000 Index Fund, Schwab S&P 500 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund and Schwab International Index Fund for the past two fiscal years, October 31, 2018 and October 31, 2019, and the Schwab U.S. Large-Cap Growth Index Fund, Schwab U.S. Large-Cap Value Index Fund and Schwab U.S. Mid-Cap Index Fund for the period December 20, 2017 (commencement of operations) through October 31, 2018 and the year ended October 31, 2019, did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the last two period year-ends detailed above and through June 8, 2020, there were no (1) disagreements with the Prior Auditor on any matter of
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Financial Notes, unaudited (continued)

10. Independent Registered Public Accounting Firm (continued):
accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its reports on the funds’ financial statements for such periods; or (2) “reportable events,” as that term is defined in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

11. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust and Schwab Investments, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 99 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	99	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	99	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	99	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	99	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	99	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	99	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	99	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	99	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	99	Director (2012 – present), Eaton Corporation plc

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	99	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	99	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	99	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Bloomberg Barclays US Aggregate Bond Index   An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
Dow Jones U.S. Total Stock Market Index   An index which includes all publicly traded stocks of companies headquartered in the United States for which pricing information is readily available. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
International Spliced Index  An internally calculated index comprised of the Schwab International Index from inception of the Schwab International Index Fund until the close of business on December 20, 2011, the MSCI EAFE Index from December 21, 2011 until the close of business on February 28, 2013, and the MSCI EAFE Index (Net) from March 1, 2013 forward.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
restricted and illiquid securities  Restricted securities are securities that are subject to legal restrictions on their sale. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (the 1933 Act), or in a registered public offering. Certain restricted securities, such as Section 4(a)(2) commercial paper and Rule 144A securities under the 1933 Act, may be considered to be liquid if they meet the criteria for liquidity established by the Board. Illiquid securities generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The liquidity of a fund’s investments is monitored under the supervision and direction of the Board. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.
return on equity (ROE)  The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 1000 Growth Index  An index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000 Index  An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 1000 Value Index  An index that measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values.

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Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell Midcap Index   An index that measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap Index is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
Schwab 1000 Index  A float-adjusted market capitalization weighted index developed by Charles Schwab & Co., Inc. that represents the performance of the largest 1,000 publicly traded companies in the United States. As a result of corporate actions, the index may be comprised of more or less than 1,000 securities.
Small-Cap Spliced Index  An internally calculated index comprised of the Schwab Small-Cap Index from inception of the Schwab Small-Cap Index Fund until the close of business on December 14, 2011, and the Russell 2000 Index from December 15, 2011 forward.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Schwab Equity Index Funds  |  Semiannual Report

Notes

Schwab Equity Index Funds
Charles Schwab Investment Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Charles Schwab Investment Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2020 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR13562-24
00245382

Semiannual Report  |  April 30, 2020
Schwab Active Equity Funds

Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
New Notice Regarding Shareholder Report Delivery Options
Beginning on January 1, 2021, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary (such as a bank or broker-dealer). Instead, the reports will be made available on a fund’s website www.schwabfunds.com/schwabfunds_prospectus, and you will be notified by mail each time a report is posted and the mailing will provide a website link to access the report. You will continue to receive other fund regulatory documents (such as prospectuses or supplements) in paper unless you have elected to receive all fund documents electronically.
If you would like to receive a fund’s future shareholder reports in paper free of charge after January 1, 2021, you can make that request:
• If you invest through Charles Schwab & Co, Inc. (broker-dealer), by calling 1-866-345-5954 and using the unique identifier attached to this mailing;
• If you invest through another financial intermediary (such as a bank or broker-dealer) by contacting them directly; or
• If owned directly through a fund by calling 1-800-407-0256.
If you already receive shareholder reports and other fund documents electronically, you will not be affected by this change and you need not take any action.

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Schwab Active Equity Funds
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Active Equity Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Total Return for the 6 Months Ended April 30, 2020
Schwab Core Equity Fund (Ticker Symbol: SWANX)	-5.13%
S&P 500® Index	-3.16%
Fund Category: Morningstar Large Blend[1]	-5.93%
Performance Details	pages 8-9

Schwab Dividend Equity Fund[2] (Ticker Symbol: SWDSX)	-16.57%
Russell 1000® Value Index	-13.66%
Fund Category: Morningstar Large Value[1]	-13.72%
Performance Details	pages 10-11

Schwab Large-Cap Growth Fund (Ticker Symbol: SWLSX)	3.41%
Russell 1000® Growth Index	6.09%
Fund Category: Morningstar Large Growth[1]	3.33%
Performance Details	pages 12-13

Schwab Small-Cap Equity Fund (Ticker Symbol: SWSCX)	-21.86%
Russell 2000® Index	-15.47%
Fund Category: Morningstar Small Blend[1]	-18.89%
Performance Details	pages 14-15
Total Return for the 6 Months Ended April 30, 2020
Schwab Hedged Equity Fund (Ticker Symbol: SWHEX)	-6.47%
S&P 500® Index	-3.16%
Fund Category: Morningstar Long-Short Equity[1]	-5.27%
Performance Details	pages 16-17

Schwab Health Care Fund[2] (Ticker Symbol: SWHFX)	5.73%
Dow Jones Global Health Care Index	6.99%
Fund Category: Morningstar Health[1]	10.21%
Performance Details	pages 18-19

Schwab International Core Equity Fund[2] (Ticker Symbol: SICNX)	-15.92%
MSCI EAFE® Index (Net)[3]	-14.21%
Fund Category: Morningstar Foreign Large Blend[1]	-13.97%
Performance Details	pages 20-21

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[2]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Active Equity Funds
From the President

Jonathan de St. Paer
President of Charles Schwab
Investment Management, Inc.
and the funds covered
in this report.
Dear Shareholder,
The six-month reporting period ended April 30, 2020 represented one of the most volatile investing environments on record, as the COVID-19 pandemic continued to impact nearly every aspect of daily life. Up until the last week of February 2020, U.S. stock market performance was strong, with the longest bull market cycle in history continuing and major equity indices hitting new highs. But the rapid spread of COVID-19 around the world in late February and throughout March prompted increasingly strict government social distancing policies and travel restrictions that brought many economies to an abrupt halt and sent stock markets reeling. Against this unprecedented backdrop, a new record was set for the fastest U.S. market decline, with the S&P 500® Index, a bellwether for the overall U.S. stock market, dropping 30% in just 22 trading days. Global markets saw similar sell-offs. Stocks in the U.S. and abroad regained some lost ground in April, but investors continued to grapple with historic market volatility. For the six-month reporting period ended April 30, 2020, the S&P 500® Index returned -3.2%, while the Russell 2000® Index, a measure of U.S. small-cap stocks, returned -15.5% and the MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned -14.2%. In this environment, the Schwab Active Equity Funds underperformed their respective indices for the reporting period.
We don’t know yet what the full impact of the COVID-19 pandemic will be or how long it will last. The sudden health crisis, sharp increase in unemployment, and market declines have understandably rattled investors, leading many to seek the perceived safety of asset classes such as cash. Market volatility and declines can be difficult to withstand, and can engender strong emotional reactions, such as selling out of fear or staying on the sidelines. In the longer-term, this can often make investing outcomes worse, as investors who missed out on the market’s rebound in April may now realize. At times like these it’s important to remember that all market cycles, no matter how long, ultimately come to an end.
At Charles Schwab Investment Management, we believe that maintaining a long-term investing plan and a portfolio with exposure to a mix of asset classes that perform differently over time is one way to weather the ups and downs that come with investing. We designed the Schwab Active Equity Funds with this long-term perspective in mind. The Schwab Active Equity Funds take on the job of sifting through the latest market developments and researching company fundamentals, identifying trends that could impact valuations, and factoring that analysis into investment decisions. The investment team uses an integrated investment process that combines

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Schwab Active Equity Funds  |  Semiannual Report

Schwab Active Equity Funds
From the President (continued)

“ We are committed to serving our clients through this extraordinarily challenging time.”
quantitative and qualitative research and analysis through a bottom-up approach to stock selection. The team also continually assesses risks to determine whether those risks are balanced relative to the possible rewards.
We are committed to serving our clients through this extraordinarily challenging time. While market volatility and uncertainty can be unsettling, we believe that having a diversified portfolio and investing plan to rely on can make it easier for investors to achieve their long-term goals, even during difficult times like these.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Active Equity Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
Diversification and asset allocation strategies do not ensure a profit and cannot protect against losses in a declining market.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Active Equity Funds
The Investment Environment

For most of the first four months of the six-month reporting period ended April 30, 2020, U.S. and international stocks rose steadily, with several key U.S. market indices hitting record highs in mid-February. However, beginning in late February, the COVID-19 pandemic wreaked havoc on the global economy, prompting dramatic social distancing restrictions, shuttering businesses, and resulting in a new record for the fastest U.S. market decline with the S&P 500® Index, a bellwether for the overall U.S. stock market, dropping 30% in just 22 trading days. At their lows, key U.S. and international equity indices had lost as much as one-third of their former value. By the end of March, governments and central banks around the world began passing massive emergency rescue and fiscal stimulus measures in an effort to support their economies. While the extraordinary response prompted a rally in global equity markets from their March lows, historic volatility remained throughout April with most global equity markets ending the reporting period in negative territory. Over the reporting period, the U.S. dollar strengthened against a basket of international currencies, generally reducing the returns on overseas investments in U.S. dollar terms. The S&P 500® Index returned -3.16% for the reporting period. Although both lost ground, U.S. small-cap stocks significantly underperformed U.S. large-cap stocks, with the Russell 2000® Index and the Russell 1000® Index returning -15.47% and -3.56%, respectively, for the reporting period. Among large-caps, growth stocks outperformed value stocks by a large margin, with growth sectors that are less reliant on consumer activity outperforming those more sensitive to consumer activity. The Russell 1000® Growth Index and Russell 1000® Value Index returned 6.09% and -13.66%, respectively, for the reporting period. Outside the U.S., the MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned -14.21% for the reporting period.
Prior to the onset of the COVID-19 pandemic, economic growth around the globe was uneven. The U.S. economy, despite ongoing trade tensions with China, maintained steady growth in its record eleventh year of expansion, albeit at a slowing pace. In December, an announced partial trade resolution between the U.S. and China helped ease market tensions. U.S. gross domestic product (GDP) grew at an annual rate of 2.1% in the fourth quarter of 2019, but in the fallout of the COVID-19 pandemic fell sharply in the first quarter of 2020, contracting by 5.0%. Unemployment remained at record lows through most of the reporting period. However, a record number of employment claims in
Asset Class Performance Comparison % returns during the 6 months ended April 30, 2020

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Active Equity Funds
The Investment Environment (continued)

March resulted in the largest monthly unemployment rate increase since January 1975. In April, this record was broken again when unemployment skyrocketed, rising to the highest level since the Great Depression. Consumer confidence, which had remained solid for most of the reporting period, also fell steeply in March and April and ended the reporting period at its lowest level since 2014. Inflation crept up slightly in the first four months of the reporting period before retreating in March and April, with April seeing the largest monthly decline since December 2008.
Outside the U.S., conditions continued to soften, dampened by slowing economic output, slumping world trade, geopolitical concerns, and the COVID-19 pandemic. The COVID-19 pandemic exacerbated existing weakness around the globe, dramatically slowing growth amid stay-at-home orders, supply chain disruptions, and broadly diminishing demand. Oil prices deteriorated amid significantly reduced demand, coupled with rising U.S. crude production and a price war between Russia and Saudi Arabia. In April, oil futures fell into negative territory as storage capacity evaporated and demand waned, ending the reporting period at just under $19 per barrel. First quarter growth was negative in the eurozone. First quarter growth was also negative in the United Kingdom. In January, Brexit occurred with the formal departure of the United Kingdom from the European Union and the United Kingdom entered an 11-month transition period with respect to economic and customs matters. Japan’s economy also contracted and several Asian emerging market economies, including China and India, which had maintained stronger growth than many developed economies, declined sharply.
Central banks around the world, including the U.S. Federal Reserve (Fed), reduced their policy rates over the reporting period, while others maintained low—and for some international central banks, negative—interest rates. In the U.S., the Fed enacted three interest rate cuts in the second half of 2019—in July, September, and October, amid growing signs of global economic weakness that threatened to dampen U.S. economic growth, along with continued low inflation and weakness in manufacturing. As the economic implications of the COVID-19 pandemic grew, the Fed cut interest rates twice in 2020—by 0.50% in early March and by 1.00% in mid-March, resulting in a federal funds rate range of 0.00% to 0.25%. In addition, the Fed announced extensive emergency measures to support the economy in light of the pandemic, including massive purchases of U.S. Treasuries and other securities to support smooth market functioning, new financing for employers, consumers, and businesses, facilitating the flow of credit to municipalities, and the establishment of facilities to support credit to businesses and consumers alike. Outside the U.S., central banks were similarly accommodative. The European Central Bank held interest rates at 0%, unchanged since March 2016, and launched a new asset purchase program to help counter the impact of the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and increased the pace of its purchases of exchange-traded funds (ETFs) and other assets. The Bank of England lowered its key official bank rate from 0.75% to 0.10% in two emergency rate cuts in March 2020. Central banks in key emerging market economies—including China, India, Mexico, and Russia—lowered their policy rates during the reporting period, initially in response to inflation and trade-related pressures, and subsequently in emergency moves to help mitigate the detrimental impacts of the COVID-19 pandemic.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Active Equity Funds
Fund Management

Jonas Svallin, CFA, Vice President and Head of Active Equities, has overall responsibility for all aspects of the management of the funds and leads the Active Equities portfolio management and research team. Prior to joining CSIM in 2012, Mr. Svallin spent nearly three years as a partner and a director of quantitative analytics and research at Fiduciary Research & Consulting, where he provided oversight of quantitative analytics and risk management efforts. From 2003 to 2009, Mr. Svallin was a principal and head portfolio manager at Algert Coldiron Investors LLC (now known as Algert Global). Prior to joining Algert, Mr. Svallin worked as a quantitative research associate at RCM Capital Management (now known as Allianz Global Investors) and a senior consultant at FactSet Research Systems.

Wei Li, Ph.D., CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the funds. Prior to joining CSIM in 2012, Ms. Li spent more than 10 years at Barclays Global Investors (now known as BlackRock, Inc), where she held a number of positions. From 2001 to 2009, she worked in various roles in the global advanced active group, including portfolio management and quantitative research for both U.S. and international equity markets. After 2009, she worked in the defined contribution research and product development area for almost two years.

Iain Clayton, CFA, FRM, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Core Equity Fund, Schwab International Core Equity Fund and Schwab Health Care Fund. Prior to joining CSIM in 2013, Mr. Clayton spent more than five years at SSI Investment Management, where he was a portfolio manager and director of quantitative research. In these roles, Mr. Clayton co-managed multiple investment strategies and developed quantitative models and valuation approaches. From 2004 to 2008, he worked as a portfolio manager and director at RCM Capital Management (now known as Allianz Global Investors) and helped manage various equity portfolios and developed fundamental-based stock selection models. Prior to that, he was a vice president at Eureka Investment Advisors for almost three years and also served as a senior quantitative analyst and assistant portfolio manager. He has also worked as a quantitative research analyst at RCM Capital Management.

Holly Emerson, CFA, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Large-Cap Growth Fund and the Schwab Dividend Equity Fund. Previously, she served as an Associate Portfolio Manager supporting the Schwab Active Equity Funds. Prior to joining CSIM in 2014, Ms. Emerson spent nearly 10 years at Algert Coldiron Investors (now known as Algert Global), a quantitative market-neutral hedge fund manager. She held a number of positions at Algert, including assistant portfolio manager and director of operations. In her various roles, she acted as the lead portfolio manager for the Canadian fund, conducted macroeconomic research, and managed relationships with prime brokerage investment banks.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Core Equity Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Core Equity Fund (7/1/96)	-5.13%	-2.37%	6.64%	9.95%
S&P 500® Index	-3.16%	0.86%	9.12%	11.69%
Fund Category: Morningstar Large Blend[3]	-5.93%	-2.85%	6.81%	9.96%
Fund Expense Ratio[4]: 0.73%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	On September 7, 2012, the Schwab Premier Equity Fund merged into the fund.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Reflects the total annual fund operating expenses without contractual fee waivers. For actual expense ratios during the period, refer to the financial highlights section of the financial statements.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Core Equity Fund
Performance and Fund Facts as of April 30, 2020

Statistics
Number of Holdings	116
Weighted Average Market Cap (millions)	$399,881
Price/Earnings Ratio (P/E)	18.0
Price/Book Ratio (P/B)	3.4
Portfolio Turnover Rate	45% [1]
Sector Weightings % of Investments2

Top Equity Holdings % of Net Assets3

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Dividend Equity Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Dividend Equity Fund (9/2/03)	-16.57%	-15.31%	1.22%	7.04%
Russell 1000® Value Index	-13.66%	-11.01%	3.91%	8.54%
Dividend Equity Spliced Index	-13.66%	-11.01%	3.90%	9.01%
S&P 500® Index	-3.16%	0.86%	9.12%	11.69%
Fund Category: Morningstar Large Value[3]	-13.72%	-11.53%	3.40%	7.87%
Fund Expense Ratio[4]: 0.89%

Yields1
30-Day SEC Yield	2.61%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	The fund’s performance relative to the index may be affected by fair-value pricing. See financial note 2 for more information.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Reflects the total annual fund operating expenses without contractual fee waivers. For actual expense ratios during the period, refer to the financial highlights section of the financial statements.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Dividend Equity Fund
Performance and Fund Facts as of April 30, 2020

Statistics
Number of Holdings	151
Weighted Average Market Cap (millions)	$127,740
Price/Earnings Ratio (P/E)	13.2
Price/Book Ratio (P/B)	1.8
Portfolio Turnover Rate	31% [1]
Sector Weightings % of Investments2

Top Equity Holdings % of Net Assets3

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Large-Cap Growth Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Large-Cap Growth Fund (10/3/05)	3.41%	5.63%	9.42%	11.81%
Russell 1000® Growth Index	6.09%	10.84%	13.34%	14.41%
Fund Category: Morningstar Large Growth[2]	3.33%	5.34%	10.51%	12.28%
Fund Expense Ratios[3]: Net 0.99%; Gross 1.03%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, refer to the financial highlights section of the financial statements.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Large-Cap Growth Fund
Performance and Fund Facts as of April 30, 2020

Statistics
Number of Holdings	109
Weighted Average Market Cap (millions)	$513,960
Price/Earnings Ratio (P/E)	24.4
Price/Book Ratio (P/B)	6.4
Portfolio Turnover Rate	33% [1]
Sector Weightings % of Investments2

Top Equity Holdings % of Net Assets3

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Small-Cap Equity Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Small-Cap Equity Fund (7/1/03)	-21.86%	-25.01%	-0.14%	7.50%
Russell 2000® Index	-15.47%	-16.39%	2.88%	7.69%
Fund Category: Morningstar Small Blend[2]	-18.89%	-19.30%	1.27%	6.83%
Fund Expense Ratio[3]: 1.09%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Reflects the total annual fund operating expenses without contractual fee waivers. For actual expense ratios during the period, refer to the financial highlights section of the financial statements.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Small-Cap Equity Fund
Performance and Fund Facts as of April 30, 2020

Statistics
Number of Holdings	275
Weighted Average Market Cap (millions)	$2,272
Price/Earnings Ratio (P/E)	14.9
Price/Book Ratio (P/B)	1.8
Portfolio Turnover Rate	53% [1]
Sector Weightings % of Investments2

Top Equity Holdings % of Net Assets3

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
Small-company stocks are subject to greater volatility than many other asset classes.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.
15
Schwab Active Equity Funds  |  Semiannual Report

Schwab Hedged Equity Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Hedged Equity Fund (9/3/02)	-6.47%	-7.84%	2.10%	4.60%
S&P 500® Index	-3.16%	0.86%	9.12%	11.69%
Fund Category: Morningstar Long-Short Equity[2]	-5.27%	-5.17%	1.33%	3.58%
Fund Expense Ratio[3]: Net 1.92%; Gross 1.94%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
The Schwab Hedged Equity Fund’s long positions can decline in value at the same time the value of its shorted stocks increases, thereby increasing the potential for loss. The potential loss associated with short positions is much greater than the original value of the securities sold. The use of borrowing and short sales may cause the fund to have higher expenses than those of equity funds that do not use such techniques.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, refer to the financial highlights section of the financial statements.
16
Schwab Active Equity Funds  |  Semiannual Report

Schwab Hedged Equity Fund
Performance and Fund Facts as of April 30, 2020

Statistics
Number of Holdings
Long Holdings	176
Short Holdings	90
Weighted Average Market Cap (millions)
Long Holdings	$281,963
Short Holdings	$10,822
Price/Earnings Ratio (P/E)
Long Holdings	16.6
Short Holdings	20.6
Price/Book Ratio (P/B)
Long Holdings	2.6
Short Holdings	2.1
Portfolio Turnover Rate including short sales	76% [1]
Portfolio Turnover Rate excluding short sales	38% [1]
Top Equity Long Holdings % of Net Assets2

Top Equity Short Holdings % of Net Assets2

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.
17
Schwab Active Equity Funds  |  Semiannual Report

Schwab Health Care Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Health Care Fund (7/3/00)	5.73%	11.28%	6.70%	13.91%
Dow Jones Global Health Care Index	6.99%	14.46%	7.21%	12.75%
S&P 500® Index	-3.16%	0.86%	9.12%	11.69%
Fund Category: Morningstar Health[3]	10.21%	13.25%	6.62%	14.04%
Fund Expense Ratio[4]: 0.80%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Since the Schwab Health Care Fund focuses its investments on companies involved in a specific sector, this fund may involve a greater degree of risk than an investment in mutual funds that do not concentrate their investments.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	The fund’s performance relative to the index may be affected by fair-value pricing. See financial note 2 for more information.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus. Reflects the total annual fund operating expenses without contractual fee waivers. For actual expense ratios during the period, refer to the financial highlights section of the financial statements.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Health Care Fund
Performance and Fund Facts as of April 30, 2020

Statistics
Number of Holdings	77
Weighted Average Market Cap (millions)	$139,264
Price/Earnings Ratio (P/E)	22.7
Price/Book Ratio (P/B)	4.8
Portfolio Turnover Rate	31% [1]
Industry Weightings % of Investments

Top Equity Holdings % of Net Assets2

Portfolio holdings may have changed since the report date.
Source of Industry Classification: S&P and MSCI.
[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.
19
Schwab Active Equity Funds  |  Semiannual Report

Schwab International Core Equity Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab International Core Equity Fund (5/30/08)	-15.92%	-15.24%	-1.57%	3.98%
MSCI EAFE® Index (Net)[3]	-14.21%	-11.34%	-0.17%	3.55%
Fund Category: Morningstar Foreign Large Blend[4]	-13.97%	-12.05%	-0.51%	3.06%
Fund Expense Ratios[5]: Net 0.86%; Gross 0.87%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	The fund’s performance relative to the index may be affected by fair-value pricing. See financial note 2 for more information.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[5]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, refer to the financial highlights section of the financial statements.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab International Core Equity Fund
Performance and Fund Facts as of April 30, 2020

Statistics
Number of Holdings	144
Weighted Average Market Cap (millions)	$76,487
Price/Earnings Ratio (P/E)	13.5
Price/Book Ratio (P/B)	1.7
Portfolio Turnover Rate	45% [1]
Sector Weightings % of Investments

Top Equity Holdings % of Net Assets2
Top Country Weightings % of Investments3

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	Not annualized.
[2]	This list is not a recommendation of any security by the investment adviser.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
21
Schwab Active Equity Funds  |  Semiannual Report

Schwab Active Equity Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2019 and held through April 30, 2020.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 11/1/19	Ending Account Value (Net of Expenses) at 4/30/20	Expenses Paid During Period 11/1/19-4/30/20[2]
Schwab Core Equity Fund
Actual Return	0.73%	$1,000.00	$ 948.70	$3.54
Hypothetical 5% Return	0.73%	$1,000.00	$1,021.27	$3.67
Schwab Dividend Equity Fund
Actual Return	0.89%	$1,000.00	$ 834.30	$4.06
Hypothetical 5% Return	0.89%	$1,000.00	$1,020.47	$4.47
Schwab Large-Cap Growth Fund
Actual Return	0.99%	$1,000.00	$1,034.10	$5.01
Hypothetical 5% Return	0.99%	$1,000.00	$1,019.98	$4.97
Schwab Small-Cap Equity Fund
Actual Return	1.10%	$1,000.00	$ 781.40	$4.87
Hypothetical 5% Return	1.10%	$1,000.00	$1,019.43	$5.52
Schwab Hedged Equity Fund[3]
Actual Return	1.95%	$1,000.00	$ 935.30	$9.38
Hypothetical 5% Return	1.95%	$1,000.00	$1,015.20	$9.77
Schwab Health Care Fund
Actual Return	0.80%	$1,000.00	$1,057.30	$4.09
Hypothetical 5% Return	0.80%	$1,000.00	$1,020.92	$4.02
Schwab International Core Equity Fund
Actual Return	0.86%	$1,000.00	$ 840.80	$3.94
Hypothetical 5% Return	0.86%	$1,000.00	$1,020.62	$4.32

[1]	Based on the most recent six-month expense ratio.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.
[3]	Schwab Hedged Equity Fund’s expense ratio includes non-recurring interest expense and dividend expenses paid on securities sold short.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Core Equity Fund
Financial Statements
Financial Highlights
	11/1/19– 4/30/20*	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15
Per-Share Data
Net asset value at beginning of period	$21.87	$22.40	$24.36	$19.65	$23.10	$25.48
Income (loss) from investment operations:
Net investment income (loss)[1]	0.11	0.21	0.26	0.34	0.38	0.30
Net realized and unrealized gains (losses)	(1.17)	1.99	0.41	4.71	(0.52)	1.05
Total from investment operations	(1.06)	2.20	0.67	5.05	(0.14)	1.35
Less distributions:
Distributions from net investment income	(0.20)	(0.27)	(0.34)	(0.34)	(0.36)	(0.33)
Distributions from net realized gains	(0.45)	(2.46)	(2.29)	—	(2.95)	(3.40)
Total distributions	(0.65)	(2.73)	(2.63)	(0.34)	(3.31)	(3.73)
Net asset value at end of period	$20.16	$21.87	$22.40	$24.36	$19.65	$23.10
Total return	(5.13%) [2]	12.02%	2.71%	26.00%	(0.50%)	5.61%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.73% [3]	0.73%	0.73%	0.73%	0.73%	0.74%
Gross operating expenses	0.73% [3]	0.73%	0.73%	0.74%	0.73%	0.74%
Net investment income (loss)	1.07% [3]	1.01%	1.12%	1.53%	1.93%	1.29%
Portfolio turnover rate	45% [2]	98%	101%	86%	80%	81%
Net assets, end of period (x 1,000,000)	$1,908	$2,182	$2,138	$2,353	$2,075	$2,363

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
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Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Core Equity Fund
Portfolio Holdings as of April 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Banks 3.0%
Citigroup, Inc.	204,789	9,944,554
Fifth Third Bancorp	244,491	4,569,537
JPMorgan Chase & Co.	399,965	38,300,648
Wells Fargo & Co.	164,985	4,792,814
		57,607,553

Capital Goods 4.1%
Allison Transmission Holdings, Inc.	421,787	15,327,740
Carlisle Cos., Inc.	49,904	6,036,388
Curtiss-Wright Corp.	75,607	7,836,666
Dover Corp.	135,293	12,670,189
Honeywell International, Inc.	48,258	6,847,810
Lockheed Martin Corp.	14,634	5,693,504
Northrop Grumman Corp.	18,623	6,158,067
Parker-Hannifin Corp.	73,392	11,604,743
Raytheon Technologies Corp.	101,055	6,549,375
		78,724,482

Commercial & Professional Services 1.8%
Cintas Corp.	60,734	13,472,623
Republic Services, Inc.	114,238	8,949,405
Robert Half International, Inc.	137,595	6,504,115
TransUnion	62,787	4,946,988
		33,873,131

Consumer Durables & Apparel 1.4%
Leggett & Platt, Inc.	62,560	2,197,733
LVMH Moet Hennessy Louis Vuitton SE ADR	84,504	6,505,118
NIKE, Inc., Class B	83,108	7,245,356
PulteGroup, Inc.	235,172	6,648,312
Sony Corp. ADR	72,261	4,642,769
		27,239,288

Consumer Services 0.6%
Hilton Worldwide Holdings, Inc.	157,128	11,896,161

Diversified Financials 3.1%
Ameriprise Financial, Inc.	64,936	7,463,744
Berkshire Hathaway, Inc., Class B *	88,182	16,521,779
BlackRock, Inc.	31,415	15,771,587
Capital One Financial Corp.	164,317	10,641,169
Morgan Stanley	214,639	8,463,216
		58,861,495

Energy 2.6%
Chevron Corp.	194,997	17,939,724
ConocoPhillips	366,010	15,409,021
Valero Energy Corp.	242,048	15,333,741
		48,682,486

Security	Number of Shares	Value ($)
Food & Staples Retailing 1.9%
Casey's General Stores, Inc.	20,745	3,141,000
The Kroger Co.	490,462	15,503,504
Walmart, Inc.	142,425	17,311,759
		35,956,263

Food, Beverage & Tobacco 4.4%
Campbell Soup Co.	404,361	20,209,963
General Mills, Inc.	194,602	11,654,714
Monster Beverage Corp. *	54,208	3,350,597
Nestle S.A. ADR	136,034	14,297,173
PepsiCo, Inc.	168,576	22,300,919
The Hershey Co.	38,359	5,079,882
The JM Smucker Co.	57,058	6,556,535
		83,449,783

Health Care Equipment & Services 8.5%
Anthem, Inc.	60,390	16,953,285
Cardinal Health, Inc.	230,394	11,399,895
Edwards Lifesciences Corp. *	57,261	12,454,267
HCA Healthcare, Inc.	81,953	9,004,996
Hill-Rom Holdings, Inc.	196,156	22,065,588
Hologic, Inc. *	434,420	21,764,442
IDEXX Laboratories, Inc. *	16,327	4,532,375
McKesson Corp.	172,939	24,427,634
Medtronic plc	242,710	23,695,777
UnitedHealth Group, Inc.	43,233	12,644,356
West Pharmaceutical Services, Inc.	10,921	2,066,908
Zimmer Biomet Holdings, Inc.	14,814	1,773,236
		162,782,759

Household & Personal Products 0.6%
The Procter & Gamble Co.	59,955	7,066,896
Unilever N.V.	102,824	5,081,562
		12,148,458

Insurance 2.7%
MetLife, Inc.	525,027	18,942,974
The Allstate Corp.	312,280	31,765,122
		50,708,096

Materials 2.9%
Avery Dennison Corp.	60,201	6,645,588
Axalta Coating Systems Ltd. *	396,943	7,835,655
CF Industries Holdings, Inc.	232,101	6,382,777
Graphic Packaging Holding Co.	337,831	4,510,044
The Sherwin-Williams Co.	54,221	29,082,518
		54,456,582

Media & Entertainment 9.9%
Activision Blizzard, Inc.	220,121	14,028,311
Alphabet, Inc., Class A *	58,782	79,161,719
Alphabet, Inc., Class C *	9,569	12,905,328

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Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Core Equity Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Comcast Corp., Class A	98,454	3,704,824
Electronic Arts, Inc. *	145,249	16,596,151
Facebook, Inc., Class A *	233,846	47,870,615
Nintendo Co. Ltd ADR	98,000	5,041,120
Take-Two Interactive Software, Inc. *	46,638	5,645,530
Tencent Holdings Ltd. ADR	57,275	3,013,810
		187,967,408

Pharmaceuticals, Biotechnology & Life Sciences 8.4%
Alexion Pharmaceuticals, Inc. *	273,501	29,393,153
Biogen, Inc. *	41,136	12,210,399
Gilead Sciences, Inc.	231,999	19,487,916
Jazz Pharmaceuticals plc *	93,237	10,279,379
Johnson & Johnson	206,486	30,981,160
Merck & Co., Inc.	124,706	9,894,174
Novartis AG ADR	425,360	36,040,753
Novo Nordisk A/S ADR	41,443	2,624,585
Regeneron Pharmaceuticals, Inc. *	8,189	4,306,431
Roche Holding AG ADR	114,207	4,964,578
		160,182,528

Real Estate 3.8%
American Tower Corp.	113,189	26,938,982
Boston Properties, Inc.	132,809	12,906,378
Equinix, Inc.	10,914	7,369,133
Prologis, Inc.	217,432	19,401,457
SBA Communications Corp.	20,242	5,868,561
		72,484,511

Retailing 8.4%
Amazon.com, Inc. *	49,942	123,556,508
eBay, Inc.	167,186	6,659,018
Target Corp.	141,532	15,531,722
The Home Depot, Inc.	68,773	15,118,369
		160,865,617

Semiconductors & Semiconductor Equipment 3.6%
Intel Corp.	735,903	44,139,462
NVIDIA Corp.	43,936	12,841,614
QUALCOMM, Inc.	158,658	12,481,625
		69,462,701

Software & Services 16.1%
Adobe, Inc. *	45,577	16,117,850
Amdocs Ltd.	255,564	16,468,544
Security	Number of Shares	Value ($)
Cadence Design Systems, Inc. *	184,769	14,990,309
Citrix Systems, Inc.	12,349	1,790,729
Intuit, Inc.	15,000	4,047,150
Mastercard, Inc., Class A	157,001	43,170,565
MAXIMUS, Inc.	246,308	16,581,455
Microsoft Corp.	783,100	140,339,351
Oracle Corp.	81,833	4,334,694
ServiceNow, Inc. *	6,663	2,342,311
Synopsys, Inc. *	29,967	4,708,415
VeriSign, Inc. *	121,004	25,349,128
Visa, Inc., Class A	99,795	17,835,362
		308,075,863

Technology Hardware & Equipment 6.5%
Apple, Inc.	411,494	120,896,937
HP, Inc.	153,045	2,373,728
		123,270,665

Telecommunication Services 1.7%
AT&T, Inc.	474,753	14,465,724
Verizon Communications, Inc.	296,807	17,051,562
		31,517,286

Transportation 0.2%
Old Dominion Freight Line, Inc.	26,074	3,788,291

Utilities 3.6%
Exelon Corp.	536,735	19,902,134
IDACORP, Inc.	114,857	10,541,575
NextEra Energy, Inc.	14,055	3,248,392
NRG Energy, Inc.	672,901	22,562,370
Portland General Electric Co.	278,086	13,011,644
		69,266,115
Total Common Stock
(Cost $1,499,448,639)		1,903,267,522
*	Non-income producing security.

ADR —	American Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$1,903,267,522	$—	$—	$1,903,267,522
Total	$1,903,267,522	$—	$—	$1,903,267,522
[1]	As categorized in Portfolio Holdings.
25
Schwab Active Equity Funds  |  Semiannual Report
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Schwab Core Equity Fund
Statement of Assets and Liabilities

As of April 30, 2020; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $1,499,448,639)		$1,903,267,522
Deposit with broker for futures contracts		900,000
Receivables:
Investments sold		14,476,146
Dividends		1,252,105
Foreign tax reclaims		373,464
Fund shares sold		123,507
Income from securities on loan		72
Prepaid expenses	+	22,695
Total assets		1,920,415,511
Liabilities
Payables:
Investment adviser and administrator fees		697,350
Shareholder service fees		367,859
Independent trustees’ fees		185
Fund shares redeemed		8,735,906
Due to custodian		2,840,707
Accrued expenses	+	166,422
Total liabilities		12,808,429
Net Assets
Total assets		1,920,415,511
Total liabilities	–	12,808,429
Net assets		$1,907,607,082
Net Assets by Source
Capital received from investors		1,548,999,417
Total distributable earnings		358,607,665

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,907,607,082		94,605,325		$20.16

26
Schwab Active Equity Funds  |  Semiannual Report
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Schwab Core Equity Fund
Statement of Operations

For the period November 1, 2019 through April 30, 2020; unaudited
Investment Income
Dividends (net of foreign withholding tax of $289,349)		$18,541,130
Securities on loan, net	+	180,642
Total investment income		18,721,772
Expenses
Investment adviser and administrator fees		4,912,709
Shareholder service fees		2,543,662
Portfolio accounting fees		35,641
Shareholder reports		31,588
Transfer agent fees		20,200
Professional fees		19,706
Registration fees		16,482
Custodian fees		14,670
Independent trustees’ fees		8,839
Other expenses	+	12,936
Total expenses		7,616,433
Expense reduction by CSIM and its affiliates	–	20,200
Net expenses	–	7,596,233
Net investment income		11,125,539
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(48,885,899)
Net realized losses on futures contracts	+	(2,014,640)
Net realized losses		(50,900,539)
Net change in unrealized appreciation (depreciation) on investments	+	(69,113,147)
Net realized and unrealized losses		(120,013,686)
Decrease in net assets resulting from operations		($108,888,147)
27
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Schwab Core Equity Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/19-4/30/20		11/1/18-10/31/19
Net investment income		$11,125,539	$21,633,840
Net realized gains (losses)		(50,900,539)	45,629,093
Net change in unrealized appreciation (depreciation)	+	(69,113,147)	179,996,703
Increase (decrease) in net assets from operations		(108,888,147)	247,259,636
Distributions to Shareholders
Total distributions		($63,919,641)	($258,813,892)

Transactions in Fund Shares
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,017,571	$61,275,143	11,415,378	$217,630,660
Shares reinvested		2,083,874	46,553,727	10,439,291	193,753,240
Shares redeemed	+	(10,291,572)	(209,458,113)	(17,535,305)	(356,277,403)
Net transactions in fund shares		(5,190,127)	($101,629,243)	4,319,364	$55,106,497
Shares Outstanding and Net Assets
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		99,795,452	$2,182,044,113	95,476,088	$2,138,491,872
Total increase or decrease	+	(5,190,127)	(274,437,031)	4,319,364	43,552,241
End of period		94,605,325	$1,907,607,082	99,795,452	$2,182,044,113
28
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Schwab Dividend Equity Fund
Financial Statements
Financial Highlights
	11/1/19– 4/30/20*	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15
Per-Share Data
Net asset value at beginning of period	$15.07	$15.43	$17.21	$14.39	$16.43	$19.17
Income (loss) from investment operations:
Net investment income (loss)[1]	0.15	0.23	0.22	0.29	0.31	0.29
Net realized and unrealized gains (losses)	(2.48)	0.93	(0.27)	2.75	(0.29)	(0.21)
Total from investment operations	(2.33)	1.16	(0.05)	3.04	0.02	0.08
Less distributions:
Distributions from net investment income	(0.13)	(0.24)	(0.30)	(0.22)	(0.32)	(0.27)
Distributions from net realized gains	(0.80)	(1.28)	(1.43)	—	(1.74)	(2.55)
Total distributions	(0.93)	(1.52)	(1.73)	(0.22)	(2.06)	(2.82)
Net asset value at end of period	$11.81	$15.07	$15.43	$17.21	$14.39	$16.43
Total return	(16.57%) [2]	8.78%	(0.63%)	21.19%	0.26%	0.12%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.89% [3]	0.89%	0.88%	0.88%	0.88%	0.88%
Gross operating expenses	0.89% [3]	0.89%	0.88%	0.88%	0.89%	0.88%
Net investment income (loss)	2.17% [3]	1.58%	1.36%	1.78%	2.18%	1.71%
Portfolio turnover rate	31% [2]	70%	79%	70%	74%	73%
Net assets, end of period (x 1,000,000)	$619	$847	$1,249	$1,469	$1,560	$1,872

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
29
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Schwab Dividend Equity Fund
Portfolio Holdings as of April 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Banks 10.0%
Australia & New Zealand Banking Group Ltd.	543,563	5,904,431
Bank of America Corp.	154,338	3,711,829
Citigroup, Inc.	268,118	13,019,810
CVB Financial Corp.	60,446	1,256,370
Fifth Third Bancorp	290,046	5,420,960
JPMorgan Chase & Co.	206,173	19,743,126
MGIC Investment Corp.	278,873	2,038,562
Regions Financial Corp.	523,771	5,630,538
The PNC Financial Services Group, Inc.	36,830	3,928,656
Wells Fargo & Co.	39,812	1,156,539
		61,810,821

Capital Goods 7.7%
ACS Actividades de Construccion y Servicios S.A.	32,164	804,306
Allison Transmission Holdings, Inc.	208,140	7,563,808
Builders FirstSource, Inc. *	147,871	2,713,433
Carlisle Cos., Inc.	11,377	1,376,162
CITIC Ltd.	4,163,000	4,323,704
Cummins, Inc.	12,597	2,059,609
Dover Corp.	80,358	7,525,527
Honeywell International, Inc.	12,883	1,828,098
Illinois Tool Works, Inc.	5,715	928,687
Lockheed Martin Corp.	9,138	3,555,230
Masco Corp.	235,723	9,674,072
Raytheon Technologies Corp.	37,282	2,416,246
W.W. Grainger, Inc.	9,960	2,744,777
		47,513,659

Commercial & Professional Services 2.3%
ManpowerGroup, Inc.	75,606	5,612,989
RELX plc	218,886	4,938,461
Robert Half International, Inc.	75,759	3,581,128
		14,132,578

Consumer Durables & Apparel 0.3%
Hanesbrands, Inc.	106,866	1,062,248
NIKE, Inc., Class B	10,677	930,821
		1,993,069

Consumer Services 2.2%
Bloomin' Brands, Inc.	70,118	844,922
Extended Stay America, Inc.	170,453	1,852,824
Hilton Worldwide Holdings, Inc.	38,410	2,908,021
Sands China Ltd.	307,200	1,243,698
Starbucks Corp.	84,104	6,453,300
Wyndham Destinations, Inc.	24,486	626,107
		13,928,872

Security	Number of Shares	Value ($)
Diversified Financials 5.8%
Ameriprise Financial, Inc.	34,362	3,949,568
Berkshire Hathaway, Inc., Class B *	43,527	8,155,219
BlackRock, Inc.	2,560	1,285,222
Capital One Financial Corp.	107,077	6,934,307
Discover Financial Services	1,714	73,651
Evercore, Inc., Class A	42,004	2,167,406
Morgan Stanley	167,503	6,604,643
Navient Corp.	182,080	1,387,450
State Street Corp.	20,947	1,320,499
Synchrony Financial	32,003	633,339
T. Rowe Price Group, Inc.	15,396	1,780,239
UBS Group AG	130,767	1,400,187
		35,691,730

Energy 6.9%
Chevron Corp.	246,724	22,698,608
ConocoPhillips	69,816	2,939,254
CVR Energy, Inc.	57,086	1,361,501
Exxon Mobil Corp.	268,269	12,466,460
HollyFrontier Corp.	28,159	930,373
Valero Energy Corp.	32,396	2,052,287
		42,448,483

Food & Staples Retailing 1.6%
Koninklijke Ahold Delhaize N.V.	95,014	2,306,972
The Kroger Co.	84,569	2,673,226
Walmart, Inc.	41,203	5,008,224
		9,988,422

Food, Beverage & Tobacco 6.2%
Campbell Soup Co.	63,799	3,188,674
Flowers Foods, Inc.	241,911	5,389,777
General Mills, Inc.	107,952	6,465,245
Ingredion, Inc.	10,793	876,392
Nestle S.A.	29,673	3,142,668
PepsiCo, Inc.	61,939	8,193,910
Philip Morris International, Inc.	42,441	3,166,098
The Hershey Co.	24,211	3,206,263
The JM Smucker Co.	43,571	5,006,744
		38,635,771

Health Care Equipment & Services 7.5%
Abbott Laboratories	21,997	2,025,704
Anthem, Inc.	3,824	1,073,512
Cardinal Health, Inc.	113,540	5,617,959
DENTSPLY SIRONA, Inc.	30,592	1,298,325
HCA Healthcare, Inc.	23,836	2,619,100
Hill-Rom Holdings, Inc.	26,829	3,017,994
Hologic, Inc. *	11,651	583,715
McKesson Corp.	47,913	6,767,711
Medtronic plc	201,286	19,651,552

30
Schwab Active Equity Funds  |  Semiannual Report
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Schwab Dividend Equity Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
UnitedHealth Group, Inc.	11,117	3,251,389
Zimmer Biomet Holdings, Inc.	5,919	708,504
		46,615,465

Household & Personal Products 2.5%
Kimberly-Clark Corp.	37,641	5,212,526
The Procter & Gamble Co.	85,905	10,125,622
		15,338,148

Insurance 4.5%
Aviva plc	441,984	1,336,616
Fidelity National Financial, Inc.	55,000	1,487,750
First American Financial Corp.	42,059	1,939,761
MetLife, Inc.	261,084	9,419,911
The Allstate Corp.	135,776	13,811,134
		27,995,172

Materials 3.3%
Axalta Coating Systems Ltd. *	34,582	682,649
BHP Group plc	199,422	3,347,293
CF Industries Holdings, Inc.	28,039	771,072
Commercial Metals Co.	39,330	626,920
LyondellBasell Industries N.V., Class A	31,706	1,837,363
NewMarket Corp.	2,785	1,145,860
PPG Industries, Inc.	35,418	3,217,017
Reliance Steel & Aluminum Co.	49,126	4,400,707
Steel Dynamics, Inc.	80,181	1,945,993
The Sherwin-Williams Co.	4,825	2,587,985
		20,562,859

Media & Entertainment 2.0%
Activision Blizzard, Inc.	16,225	1,034,019
Altice USA, Inc., Class A *	121,000	3,142,370
Comcast Corp., Class A	80,262	3,020,259
Electronic Arts, Inc. *	5,122	585,240
Take-Two Interactive Software, Inc. *	23,952	2,899,389
The Interpublic Group of Cos., Inc.	91,918	1,560,768
		12,242,045

Pharmaceuticals, Biotechnology & Life Sciences 8.9%
Alexion Pharmaceuticals, Inc. *	3,070	329,933
Amgen, Inc.	7,262	1,737,216
Avantor, Inc. *	36,418	612,186
Biogen, Inc. *	7,106	2,109,274
Bristol-Myers Squibb Co.	34,852	2,119,350
Gilead Sciences, Inc.	91,816	7,712,544
Johnson & Johnson	115,725	17,363,379
Novartis AG	11,522	983,270
Novo Nordisk A/S, Class B	33,659	2,147,108
Pfizer, Inc.	157,316	6,034,642
Regeneron Pharmaceuticals, Inc. *	4,556	2,395,909
Roche Holding AG	33,711	11,674,030
		55,218,841

Real Estate 6.6%
Alexander & Baldwin, Inc.	33,026	433,962
American Tower Corp.	28,084	6,683,992
Boston Properties, Inc.	73,706	7,162,749
Brixmor Property Group, Inc.	108,878	1,246,653
Corporate Office Properties Trust	77,002	2,034,393
First Industrial Realty Trust, Inc.	128,901	4,868,591
Gaming & Leisure Properties, Inc.	56,516	1,596,012
Security	Number of Shares	Value ($)
Longfor Group Holdings Ltd.	479,500	2,437,793
Prologis, Inc.	83,050	7,410,551
PS Business Parks, Inc.	37,269	4,811,055
Sabra Health Care REIT, Inc.	182,017	2,333,458
		41,019,209

Retailing 1.0%
Best Buy Co., Inc.	34,440	2,642,581
Target Corp.	15,026	1,648,954
The Home Depot, Inc.	8,988	1,975,832
		6,267,367

Semiconductors & Semiconductor Equipment 4.0%
Broadcom, Inc.	11,549	3,136,940
Intel Corp.	262,105	15,721,058
QUALCOMM, Inc.	53,811	4,233,311
Texas Instruments, Inc.	13,032	1,512,624
		24,603,933

Software & Services 2.2%
Amdocs Ltd.	32,321	2,082,765
Microsoft Corp.	25,988	4,657,310
Oracle Corp.	84,199	4,460,021
VeriSign, Inc. *	10,366	2,171,573
		13,371,669

Technology Hardware & Equipment 3.5%
Apple, Inc.	19,023	5,588,958
Badger Meter, Inc.	10,493	619,402
Cisco Systems, Inc.	213,184	9,034,738
HP, Inc.	266,979	4,140,844
Jabil, Inc.	70,596	2,007,750
		21,391,692

Telecommunication Services 3.9%
AT&T, Inc.	350,657	10,684,519
CenturyLink, Inc.	262,430	2,787,007
Verizon Communications, Inc.	184,888	10,621,815
		24,093,341

Transportation 0.1%
Delta Air Lines, Inc.	33,778	875,188

Utilities 6.7%
American Water Works Co., Inc.	9,470	1,152,404
Exelon Corp.	342,858	12,713,175
IDACORP, Inc.	48,280	4,431,138
NRG Energy, Inc.	227,294	7,621,168
Portland General Electric Co.	221,660	10,371,471
The AES Corp.	106,354	1,409,191
UGI Corp.	115,893	3,497,651
		41,196,198
Total Common Stock
(Cost $607,171,150)		616,934,532

31
Schwab Active Equity Funds  |  Semiannual Report
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Schwab Dividend Equity Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.3% of net assets

Time Deposits 0.3%
Australia & New Zealand Banking Group Ltd.
U.S. dollar
0.01%, 05/01/20 (a)	1,853,051	1,853,051
Brown Brothers Harriman
Euro currency
(0.65%), 05/04/20 (a)(b)	1,395	1,529
BNP Paribas
Swiss Franc
(1.50%), 05/04/20 (a)(b)	52,031	53,904
Total Short-Term Investments
(Cost $1,908,484)		1,908,484
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.
(b)	Rate is negative due to the current daily overnight rate at the central bank of the denominated currency and therefore is non-income producing.

REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$250,436,598	$—	$—	$250,436,598
Banks	55,906,390	5,904,431	—	61,810,821
Capital Goods	42,385,649	5,128,010	—	47,513,659
Commercial & Professional Services	9,194,117	4,938,461	—	14,132,578
Consumer Services	12,685,174	1,243,698	—	13,928,872
Diversified Financials	34,291,543	1,400,187	—	35,691,730
Food & Staples Retailing	7,681,450	2,306,972	—	9,988,422
Food, Beverage & Tobacco	35,493,103	3,142,668	—	38,635,771
Insurance	26,658,556	1,336,616	—	27,995,172
Materials	17,215,566	3,347,293	—	20,562,859
Pharmaceuticals, Biotechnology & Life Sciences	40,414,433	14,804,408	—	55,218,841
Real Estate	38,581,416	2,437,793	—	41,019,209
Short-Term Investments[1]	—	1,908,484	—	1,908,484
Total	$570,943,995	$47,899,021	$—	$618,843,016
[1]	As categorized in Portfolio Holdings.
32
Schwab Active Equity Funds  |  Semiannual Report
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Schwab Dividend Equity Fund
Statement of Assets and Liabilities

As of April 30, 2020; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $609,079,634)		$618,843,016
Receivables:
Investments sold		2,848,235
Dividends		748,977
Foreign tax reclaims		123,102
Fund shares sold		95,229
Prepaid expenses	+	12,946
Total assets		622,671,505
Liabilities
Payables:
Investment adviser and administrator fees		302,208
Shareholder service fees		118,118
Independent trustees’ fees		225
Fund shares redeemed		3,462,034
Accrued expenses	+	90,847
Total liabilities		3,973,432
Net Assets
Total assets		622,671,505
Total liabilities	–	3,973,432
Net assets		$618,698,073
Net Assets by Source
Capital received from investors		633,010,604
Total distributable loss		(14,312,531)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$618,698,073		52,388,089		$11.81

33
Schwab Active Equity Funds  |  Semiannual Report
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Schwab Dividend Equity Fund
Statement of Operations

For the period November 1, 2019 through April 30, 2020; unaudited
Investment Income
Dividends (net of foreign withholding tax of $96,841)		$11,637,893
Interest		10,450
Securities on loan, net	+	26,772
Total investment income		11,675,115
Expenses
Investment adviser and administrator fees		2,374,930
Shareholder service fees		916,231
Portfolio accounting fees		31,524
Shareholder reports		21,966
Professional fees		19,510
Registration fees		14,796
Transfer agent fees		12,135
Independent trustees’ fees		5,897
Custodian fees		4,981
Other expenses	+	5,900
Total expenses		3,407,870
Expense reduction by CSIM and its affiliates	–	12,135
Net expenses	–	3,395,735
Net investment income		8,279,380
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(25,044,685)
Net realized gains on futures contracts		103,224
Net realized losses on foreign currency transactions	+	(17,588)
Net realized losses		(24,959,049)
Net change in unrealized appreciation (depreciation) on investments		(113,515,643)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	1,849
Net change in unrealized appreciation (depreciation)	+	(113,513,794)
Net realized and unrealized losses		(138,472,843)
Decrease in net assets resulting from operations		($130,193,463)
34
Schwab Active Equity Funds  |  Semiannual Report
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Schwab Dividend Equity Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/19-4/30/20		11/1/18-10/31/19
Net investment income		$8,279,380	$14,944,406
Net realized gains (losses)		(24,959,049)	43,656,520
Net change in unrealized appreciation (depreciation)	+	(113,513,794)	7,941,778
Increase (decrease) in net assets from operations		(130,193,463)	66,542,704
Distributions to Shareholders
Total distributions		($51,250,470)	($116,674,245)

Transactions in Fund Shares
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,829,542	$24,227,158	4,035,151	$55,294,907
Shares reinvested		2,889,774	41,778,541	5,687,633	76,661,106
Shares redeemed	+	(8,524,954)	(112,818,398)	(34,473,540)	(483,993,577)
Net transactions in fund shares		(3,805,638)	($46,812,699)	(24,750,756)	($352,037,564)
Shares Outstanding and Net Assets
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		56,193,727	$846,954,705	80,944,483	$1,249,123,810
Total decrease	+	(3,805,638)	(228,256,632)	(24,750,756)	(402,169,105)
End of period		52,388,089	$618,698,073	56,193,727	$846,954,705
35
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Large-Cap Growth Fund
Financial Statements
Financial Highlights
	11/1/19– 4/30/20*	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15
Per-Share Data
Net asset value at beginning of period	$18.07	$18.04	$18.65	$15.20	$17.68	$18.38
Income (loss) from investment operations:
Net investment income (loss)[1]	0.02	0.06	0.06	0.08	0.20	0.13
Net realized and unrealized gains (losses)	0.62	1.79	0.75	4.04	(0.12)	1.08
Total from investment operations	0.64	1.85	0.81	4.12	0.08	1.21
Less distributions:
Distributions from net investment income	(0.03)	(0.07)	(0.07)	(0.17)	(0.20)	(0.09)
Distributions from net realized gains	(0.95)	(1.75)	(1.35)	(0.50)	(2.36)	(1.82)
Total distributions	(0.98)	(1.82)	(1.42)	(0.67)	(2.56)	(1.91)
Net asset value at end of period	$17.73	$18.07	$18.04	$18.65	$15.20	$17.68
Total return	3.41% [2]	12.18%	4.46%	28.10%	0.54%	7.00%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.99% [3]	0.99%	0.99%	0.99%	1.00% [4]	0.99%
Gross operating expenses	1.03% [3]	1.03%	1.02%	1.04%	1.04%	1.03%
Net investment income (loss)	0.26% [3]	0.34%	0.30%	0.48%	1.32%	0.75%
Portfolio turnover rate	33% [2]	67%	88%	81%	84%	90%
Net assets, end of period (x 1,000,000)	$175	$181	$243	$257	$219	$251

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
The ratio of net operating expenses would have been 0.99%, if certain non-routine expenses had not been incurred.
36
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Large-Cap Growth Fund
Portfolio Holdings as of April 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 98.8% of net assets

Banks 0.6%
JPMorgan Chase & Co.	10,821	1,036,219

Capital Goods 5.2%
Allison Transmission Holdings, Inc.	50,333	1,829,101
Builders FirstSource, Inc. *	15,944	292,572
Curtiss-Wright Corp.	11,075	1,147,924
Dover Corp.	9,335	874,223
Honeywell International, Inc.	8,223	1,166,844
Lockheed Martin Corp.	4,578	1,781,117
Masco Corp.	6,794	278,826
Oshkosh Corp.	6,097	411,730
Parker-Hannifin Corp.	6,972	1,102,412
Raytheon Technologies Corp.	4,363	282,766
		9,167,515

Commercial & Professional Services 0.7%
Cintas Corp.	4,133	916,824
Robert Half International, Inc.	6,942	328,148
		1,244,972

Consumer Durables & Apparel 1.4%
NIKE, Inc., Class B	8,639	753,148
PulteGroup, Inc.	15,577	440,362
Sony Corp. ADR	19,026	1,222,420
		2,415,930

Consumer Services 0.8%
Hilton Worldwide Holdings, Inc.	14,402	1,090,376
Starbucks Corp.	4,533	347,817
		1,438,193

Diversified Financials 0.9%
MSCI, Inc.	2,063	674,601
T. Rowe Price Group, Inc.	8,245	953,369
		1,627,970

Energy 0.2%
Chevron Corp.	2,117	194,764
ConocoPhillips	4,942	208,058
		402,822

Food & Staples Retailing 0.9%
The Kroger Co.	19,722	623,413
Walmart, Inc.	7,871	956,720
		1,580,133

Food, Beverage & Tobacco 3.6%
Campbell Soup Co.	20,481	1,023,640
Flowers Foods, Inc.	34,117	760,127
Security	Number of Shares	Value ($)
General Mills, Inc.	6,789	406,593
Monster Beverage Corp. *	5,928	366,410
Nestle S.A. ADR	5,748	604,115
PepsiCo, Inc.	21,511	2,845,690
The Hershey Co.	2,668	353,323
		6,359,898

Health Care Equipment & Services 5.9%
Cardinal Health, Inc.	12,735	630,128
Edwards Lifesciences Corp. *	8,205	1,784,587
HCA Healthcare, Inc.	2,146	235,802
Hill-Rom Holdings, Inc.	15,294	1,720,422
Hologic, Inc. *	27,741	1,389,824
McKesson Corp.	6,333	894,536
Medtronic plc	8,906	869,493
Steris plc	1,055	150,338
UnitedHealth Group, Inc.	8,738	2,555,603
Veeva Systems, Inc., Class A *	855	163,134
		10,393,867

Household & Personal Products 0.4%
The Procter & Gamble Co.	3,217	379,188
Unilever N.V.	7,199	355,774
		734,962

Materials 1.4%
Avery Dennison Corp.	3,722	410,871
Axalta Coating Systems Ltd. *	20,338	401,472
Graphic Packaging Holding Co.	30,999	413,837
The Sherwin-Williams Co.	2,307	1,237,406
		2,463,586

Media & Entertainment 12.4%
Alphabet, Inc., Class A *	7,293	9,821,483
Altice USA, Inc., Class A *	23,756	616,943
Electronic Arts, Inc. *	8,307	949,158
Facebook, Inc., Class A *	35,776	7,323,705
Netflix, Inc. *	665	279,200
Nintendo Co. Ltd ADR	7,275	374,226
Take-Two Interactive Software, Inc. *	8,352	1,011,010
Tencent Holdings Ltd. ADR	17,936	943,793
Zynga, Inc., Class A *	37,178	280,322
		21,599,840

Pharmaceuticals, Biotechnology & Life Sciences 7.6%
Alexion Pharmaceuticals, Inc. *	24,954	2,681,806
Amgen, Inc.	5,207	1,245,619
Biogen, Inc. *	4,776	1,417,660
Jazz Pharmaceuticals plc *	9,143	1,008,016
Johnson & Johnson	3,607	541,194
Medpace Holdings, Inc. *	6,579	525,399
Novartis AG ADR	18,757	1,589,281
Novo Nordisk A/S ADR	19,292	1,221,762

37
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Large-Cap Growth Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Regeneron Pharmaceuticals, Inc. *	1,502	789,872
Roche Holding AG ADR	53,720	2,335,208
		13,355,817

Real Estate 3.1%
American Tower Corp.	10,290	2,449,020
Boston Properties, Inc.	5,027	488,524
First Industrial Realty Trust, Inc.	10,477	395,716
Prologis, Inc.	18,419	1,643,528
Sabra Health Care REIT, Inc.	28,732	368,344
		5,345,132

Retailing 12.1%
Amazon.com, Inc. *	6,071	15,019,654
Best Buy Co., Inc.	9,463	726,096
Lowe's Cos., Inc.	5,256	550,566
Target Corp.	15,379	1,687,691
The Home Depot, Inc.	14,050	3,088,612
		21,072,619

Semiconductors & Semiconductor Equipment 4.2%
Broadcom, Inc.	4,508	1,224,463
Intel Corp.	17,803	1,067,824
NVIDIA Corp.	8,245	2,409,849
QUALCOMM, Inc.	26,129	2,055,568
Teradyne, Inc.	9,000	562,860
		7,320,564

Software & Services 25.6%
Accenture plc, Class A	4,558	844,096
Adobe, Inc. *	6,342	2,242,785
Amdocs Ltd.	11,193	721,277
Autodesk, Inc. *	3,050	570,747
Cadence Design Systems, Inc. *	31,747	2,575,634
Fortinet, Inc. *	16,079	1,732,351
Intuit, Inc.	5,619	1,516,062
Manhattan Associates, Inc. *	9,652	684,713
Mastercard, Inc., Class A	17,870	4,913,714
MAXIMUS, Inc.	9,077	611,064
Microsoft Corp.	99,364	17,807,022
Oracle Corp.	25,716	1,362,177
PayPal Holdings, Inc. *	3,078	378,594
ServiceNow, Inc. *	2,632	925,253
SS&C Technologies Holdings, Inc.	27,132	1,496,601
Security	Number of Shares	Value ($)
Synopsys, Inc. *	8,515	1,337,877
VeriSign, Inc. *	8,982	1,881,639
Visa, Inc., Class A	18,315	3,273,257
		44,874,863

Technology Hardware & Equipment 10.5%
Apple, Inc.	55,457	16,293,267
Cisco Systems, Inc.	37,545	1,591,157
Jabil, Inc.	10,982	312,328
Keysight Technologies, Inc. *	1,190	115,156
		18,311,908

Telecommunication Services 0.4%
Verizon Communications, Inc.	10,954	629,307

Transportation 0.5%
Union Pacific Corp.	5,663	904,891

Utilities 0.4%
Exelon Corp.	7,471	277,025
NRG Energy, Inc.	13,037	437,130
		714,155
Total Common Stock
(Cost $110,334,184)		172,995,163
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.6% of net assets

Time Deposits 1.6%
Banco Santander
0.01%, 05/01/20 (a)	1,756,495	1,756,495
Barclays Capital, Inc.
0.01%, 05/01/20 (a)	957,710	957,710
Total Short-Term Investments
(Cost $2,714,205)		2,714,205
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.

ADR —	American Depositary Receipt
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$172,995,163	$—	$—	$172,995,163
Short-Term Investments[1]	—	2,714,205	—	2,714,205
Total	$172,995,163	$2,714,205	$—	$175,709,368
[1]	As categorized in Portfolio Holdings.
38
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Large-Cap Growth Fund
Statement of Assets and Liabilities

As of April 30, 2020; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $113,048,389)		$175,709,368
Receivables:
Fund shares sold		249,444
Dividends		40,292
Foreign tax reclaims		29,845
Prepaid expenses	+	10,449
Total assets		176,039,398
Liabilities
Payables:
Investment adviser and administrator fees		92,290
Shareholder service fees		32,512
Fund shares redeemed		821,500
Accrued expenses	+	46,683
Total liabilities		992,985
Net Assets
Total assets		176,039,398
Total liabilities	–	992,985
Net assets		$175,046,413
Net Assets by Source
Capital received from investors		112,718,411
Total distributable earnings		62,328,002

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$175,046,413		9,872,923		$17.73

39
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Large-Cap Growth Fund
Statement of Operations

For the period November 1, 2019 through April 30, 2020; unaudited
Investment Income
Dividends (net of foreign withholding tax of $23,019)		$1,111,958
Interest		1,473
Securities on loan, net	+	5,496
Total investment income		1,118,927
Expenses
Investment adviser and administrator fees		644,606
Shareholder service fees		213,332
Professional fees		17,937
Registration fees		12,052
Portfolio accounting fees		11,127
Shareholder reports		4,801
Transfer agent fees		4,657
Independent trustees’ fees		4,262
Custodian fees		3,218
Other expenses	+	2,061
Total expenses		918,053
Expense reduction by CSIM and its affiliates	–	31,719
Net expenses	–	886,334
Net investment income		232,593
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(348,022)
Net realized gains on futures contracts	+	17,243
Net realized losses		(330,779)
Net change in unrealized appreciation (depreciation) on investments	+	5,818,504
Net realized and unrealized gains		5,487,725
Increase in net assets resulting from operations		$5,720,318
40
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Large-Cap Growth Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/19-4/30/20		11/1/18-10/31/19
Net investment income		$232,593	$658,429
Net realized gains (losses)		(330,779)	9,266,572
Net change in unrealized appreciation (depreciation)	+	5,818,504	8,686,239
Increase in net assets from operations		5,720,318	18,611,240
Distributions to Shareholders
Total distributions		($9,705,767)	($24,256,179)

Transactions in Fund Shares
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		919,769	$15,745,678	1,083,640	$17,768,963
Shares reinvested		459,787	8,322,151	1,033,263	15,729,023
Shares redeemed	+	(1,511,309)	(25,844,709)	(5,570,871)	(89,814,641)
Net transactions in fund shares		(131,753)	($1,776,880)	(3,453,968)	($56,316,655)
Shares Outstanding and Net Assets
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		10,004,676	$180,808,742	13,458,644	$242,770,336
Total decrease	+	(131,753)	(5,762,329)	(3,453,968)	(61,961,594)
End of period		9,872,923	$175,046,413	10,004,676	$180,808,742
41
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Equity Fund
Financial Statements
Financial Highlights
	11/1/19– 4/30/20*	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15
Per-Share Data
Net asset value at beginning of period	$16.68	$20.87	$23.58	$18.81	$21.19	$25.11
Income (loss) from investment operations:
Net investment income (loss)[1]	0.02	0.02	0.01	(0.00) [2]	0.07	0.05
Net realized and unrealized gains (losses)	(3.66)	(0.35) [3]	0.32	4.86	0.12	0.63
Total from investment operations	(3.64)	(0.33)	0.33	4.86	0.19	0.68
Less distributions:
Distributions from net investment income	(0.02)	(0.01)	—	(0.09)	(0.04)	(0.02)
Distributions from net realized gains	—	(3.85)	(3.04)	—	(2.53)	(4.58)
Total distributions	(0.02)	(3.86)	(3.04)	(0.09)	(2.57)	(4.60)
Net asset value at end of period	$13.02	$16.68	$20.87	$23.58	$18.81	$21.19
Total return	(21.86%) [4]	0.08%	1.37%	25.87%	1.47%	3.01%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	1.10% [5]	1.09%	1.09%	1.10%	1.09%	1.09%
Gross operating expenses	1.10% [5]	1.09%	1.09%	1.10%	1.10%	1.09%
Net investment income (loss)	0.24% [5]	0.09%	0.06%	(0.01%)	0.37%	0.22%
Portfolio turnover rate	53% [4]	117%	111%	99%	85%	95%
Net assets, end of period (x 1,000,000)	$435	$579	$573	$645	$571	$630

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
4
Not annualized.
5
Annualized.
42
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Equity Fund
Portfolio Holdings as of April 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 100.4% of net assets

Automobiles & Components 1.5%
Cooper Tire & Rubber Co.	94,887	2,010,655
Dana, Inc.	171,580	1,973,170
Gentherm, Inc. *	25,690	961,833
The Goodyear Tire & Rubber Co.	236,063	1,692,572
		6,638,230

Banks 9.4%
Amalgamated Bank, Class A	41,531	444,382
BancorpSouth Bank	47,996	1,050,632
Bank of Marin Bancorp	21,165	697,598
Boston Private Financial Holdings, Inc.	63,243	480,647
Customers Bancorp, Inc. *	116,470	1,486,157
CVB Financial Corp.	54,742	1,137,812
Enterprise Bancorp, Inc.	347	8,380
Essent Group Ltd.	76,724	2,096,100
Financial Institutions, Inc.	113,439	2,195,045
First BanCorp	579,844	3,380,491
First Defiance Financial Corp.	49,862	866,602
First Financial Corp.	56,154	1,994,590
Flagstar Bancorp, Inc.	149,665	3,877,820
Hilltop Holdings, Inc.	294,902	5,691,609
Howard Bancorp, Inc. *	15,154	169,270
Independent Bank Corp., Michigan	12,647	185,784
International Bancshares Corp.	121,296	3,516,371
Investors Bancorp, Inc.	34,494	321,139
Metropolitan Bank Holding Corp. *	7,301	183,182
MGIC Investment Corp.	196,620	1,437,292
NMI Holdings, Inc., Class A *	38,870	525,522
OFG Bancorp	68,564	862,535
Radian Group, Inc.	214,600	3,214,708
RBB Bancorp	33,881	437,743
Republic Bancorp, Inc., Class A	40,737	1,357,764
UMB Financial Corp.	50,687	2,576,927
Washington Federal, Inc.	19,398	518,703
		40,714,805

Capital Goods 11.9%
AAR Corp.	39,012	763,855
Aegion Corp. *	14,237	228,504
Albany International Corp., Class A	53,002	2,710,522
Atkore International Group, Inc. *	103,548	2,520,358
AZZ, Inc.	23,061	723,885
Barnes Group, Inc.	18,438	707,650
BMC Stock Holdings, Inc. *	43,734	929,348
Builders FirstSource, Inc. *	138,829	2,547,512
Ducommun, Inc. *	79,510	2,245,362
EMCOR Group, Inc.	88,883	5,646,737
Federal Signal Corp.	65,151	1,754,516
Foundation Building Materials, Inc. *	125,252	1,465,448
Generac Holdings, Inc. *	36,972	3,602,552
Gibraltar Industries, Inc. *	57,500	2,662,250
GMS, Inc. *	34,481	633,761
H&E Equipment Services, Inc.	35,376	575,214
L.B. Foster Co., Class A *	8,880	127,783
Security	Number of Shares	Value ($)
Masonite International Corp. *	27,041	1,597,582
MasTec, Inc. *	73,759	2,647,948
Moog, Inc., Class A	41,656	2,061,139
Mueller Industries, Inc.	25,702	665,682
Northwest Pipe Co. *	54,701	1,330,328
Quanex Building Products Corp.	127,953	1,595,574
Rexnord Corp.	133,739	3,647,063
Spartan Motors, Inc.	81,479	1,148,039
SPX Corp. *	52,476	2,000,910
Universal Forest Products, Inc.	22,530	926,434
Watts Water Technologies, Inc., Class A	50,052	4,124,285
		51,590,241

Commercial & Professional Services 2.3%
Herman Miller, Inc.	32,904	741,656
Huron Consulting Group, Inc. *	34,688	1,943,916
Knoll, Inc.	75,235	877,240
McGrath RentCorp	29,071	1,585,823
Mobile Mini, Inc.	40,943	1,169,741
Tetra Tech, Inc.	4,284	322,500
TriNet Group, Inc. *	53,339	2,612,011
UniFirst Corp.	4,876	819,899
		10,072,786

Consumer Durables & Apparel 3.8%
Deckers Outdoor Corp. *	10,558	1,570,608
Helen of Troy Ltd. *	29,467	4,840,839
Installed Building Products, Inc. *	71,682	3,534,639
Meritage Homes Corp. *	9,642	506,784
Rocky Brands, Inc.	20,166	432,561
Sonos, Inc. *	93,980	960,476
TopBuild Corp. *	27,584	2,570,553
Universal Electronics, Inc. *	14,559	600,995
Vista Outdoor, Inc. *	64,403	651,758
YETI Holdings, Inc. *	27,214	751,379
		16,420,592

Consumer Services 1.7%
Bloomin' Brands, Inc.	22,154	266,956
Collectors Universe, Inc.	78,449	1,723,524
Everi Holdings, Inc. *	316,597	1,567,155
K12, Inc. *	48,638	1,104,569
Marriott Vacations Worldwide Corp.	11,007	913,581
Perdoceo Education Corp. *	35,134	456,742
Scientific Games Corp., Class A *	97,824	1,233,561
WW International, Inc. *	11,594	295,763
		7,561,851

Diversified Financials 3.5%
B. Riley Financial, Inc.	76,306	1,517,726
BGC Partners, Inc., Class A	148,556	459,781
Cohen & Steers, Inc.	13,539	781,742
Enova International, Inc. *	186,544	2,992,166
Navient Corp.	60,415	460,362
OneMain Holdings, Inc.	77,742	1,882,134
Oppenheimer Holdings, Inc., Class A	47,993	987,696

43
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Equity Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Piper Sandler Cos.	39,490	2,128,906
Regional Management Corp. *	37,864	603,552
Stifel Financial Corp.	58,880	2,607,206
Virtus Investment Partners, Inc.	9,755	792,789
		15,214,060

Energy 1.4%
Ardmore Shipping Corp.	100,987	664,494
Dorian LPG Ltd. *	311,493	2,956,069
Teekay Corp. *	207,460	771,751
Teekay Tankers Ltd., Class A *	29,363	596,363
World Fuel Services Corp.	43,254	1,081,350
		6,070,027

Food & Staples Retailing 0.4%
PriceSmart, Inc.	15,693	997,133
Sprouts Farmers Market, Inc. *	41,673	865,965
		1,863,098

Food, Beverage & Tobacco 2.9%
Coca-Cola Consolidated, Inc.	19,142	4,507,367
John B. Sanfilippo & Son, Inc.	44,610	3,663,819
Sanderson Farms, Inc.	13,456	1,831,900
Seneca Foods Corp., Class A *	8,855	318,603
The Boston Beer Co., Inc., Class A *	418	195,001
Vector Group Ltd.	187,841	2,009,899
		12,526,589

Health Care Equipment & Services 6.7%
Accuray, Inc. *	141,641	316,568
AMN Healthcare Services, Inc. *	8,292	389,558
CONMED Corp.	49,320	3,645,241
Haemonetics Corp. *	37,808	4,301,794
Inovalon Holdings, Inc., Class A *	88,434	1,547,595
Integer Holdings Corp. *	58,047	4,322,180
Lantheus Holdings, Inc. *	85,869	1,120,590
National HealthCare Corp.	12,463	852,095
National Research Corp.	4,804	247,838
Natus Medical, Inc. *	142,435	3,559,451
Novocure Ltd. *	11,188	736,170
Omnicell, Inc. *	13,315	970,663
R1 RCM, Inc. *	189,925	1,960,026
Tandem Diabetes Care, Inc. *	26,433	2,108,825
Teladoc Health, Inc. *	4,601	757,279
Utah Medical Products, Inc.	7,950	659,850
Varex Imaging Corp. *	26,766	699,396
Zynex, Inc. *(a)	64,868	1,145,569
		29,340,688

Household & Personal Products 0.6%
Medifast, Inc.	34,215	2,596,234

Insurance 2.4%
American Equity Investment Life Holding Co.	74,794	1,572,170
Benefytt Technologies, Inc. *(a)	96,139	2,512,112
Employers Holdings, Inc.	18,086	549,272
Global Indemnity Ltd.	10,552	259,474
Hallmark Financial Services, Inc. *	10,023	43,299
National General Holdings Corp.	101,850	1,938,205
Security	Number of Shares	Value ($)
National Western Life Group, Inc., Class A	6,826	1,315,575
Selective Insurance Group, Inc.	48,199	2,416,216
		10,606,323

Materials 2.8%
Balchem Corp.	9,152	816,724
Boise Cascade Co.	32,115	1,004,236
Cabot Corp.	19,661	666,311
Chase Corp.	2,487	234,425
Commercial Metals Co.	50,455	804,253
Innospec, Inc.	20,481	1,485,282
Koppers Holdings, Inc. *	97,248	1,532,629
Materion Corp.	33,490	1,732,773
Minerals Technologies, Inc.	31,027	1,366,429
Orion Engineered Carbons S.A.	8,440	76,888
PolyOne Corp.	17,085	397,910
Stepan Co.	8,818	841,237
Tronox Holdings plc, Class A *	185,507	1,265,158
		12,224,255

Media & Entertainment 1.1%
IMAX Corp. *	123,671	1,422,216
Liberty Latin America Ltd., Class A *	151,658	1,622,740
Lions Gate Entertainment Corp., Class A *	123,033	878,456
Sinclair Broadcast Group, Inc., Class A	10,529	185,837
Yelp, Inc. *	38,136	852,340
		4,961,589

Pharmaceuticals, Biotechnology & Life Sciences 14.9%
ACADIA Pharmaceuticals, Inc. *	90,839	4,388,432
Acceleron Pharma, Inc. *	6,281	568,619
Affimed N.V. *	180,950	396,281
Agenus, Inc. *	61,421	163,687
Akcea Therapeutics, Inc. *	65,290	1,113,847
Amicus Therapeutics, Inc. *	211,031	2,492,276
Anika Therapeutics, Inc. *	28,102	933,829
Ardelyx, Inc. *	59,788	393,405
Arrowhead Pharmaceuticals, Inc. *	41,172	1,417,552
BioDelivery Sciences International, Inc. *	470,773	2,146,725
BioSpecifics Technologies Corp. *	14,334	815,748
Catalyst Pharmaceuticals, Inc. *	270,011	1,279,852
Coherus Biosciences, Inc. *	204,189	3,389,537
Corcept Therapeutics, Inc. *	65,039	823,394
Cue Biopharma, Inc. *	18,965	485,125
Emergent BioSolutions, Inc. *	82,253	6,082,609
Endo International plc *	99,520	457,792
Esperion Therapeutics, Inc. *(a)	25,768	1,020,413
FibroGen, Inc. *	64,321	2,372,802
Halozyme Therapeutics, Inc. *	86,443	1,958,366
Horizon Therapeutics plc *	144,963	5,224,467
Ironwood Pharmaceuticals, Inc. *	22,426	224,260
Jounce Therapeutics, Inc. *	168,551	825,900
Medpace Holdings, Inc. *	59,877	4,781,777
Pacira BioSciences, Inc. *	80,395	3,319,510
Pfenex, Inc. *	194,321	1,117,346
Prestige Consumer Healthcare, Inc. *	75,715	3,080,843
Puma Biotechnology, Inc. *	103,975	1,044,949
Radius Health, Inc. *	69,376	1,088,509
Repligen Corp. *	30,979	3,598,211
Retrophin, Inc. *	71,159	1,083,040
Seres Therapeutics, Inc. *	100,245	368,902
Syneos Health, Inc. *	62,971	3,513,152

44
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Equity Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Veracyte, Inc. *	77,329	2,085,563
Xencor, Inc. *	27,474	803,065
		64,859,785

Real Estate 7.1%
Alexander's, Inc.	5,599	1,765,141
American Assets Trust, Inc.	30,055	851,158
CoreCivic, Inc.	203,418	2,668,844
CorEnergy Infrastructure Trust, Inc.	50,691	615,389
EastGroup Properties, Inc.	55,484	5,881,304
First Industrial Realty Trust, Inc.	110,043	4,156,324
Getty Realty Corp.	17,350	471,226
Global Medical REIT, Inc.	99,169	1,033,341
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	74,219	2,077,390
Lexington Realty Trust	83,164	869,064
Newmark Group, Inc., Class A	343,623	1,333,257
Office Properties Income Trust	120,274	3,295,508
Paramount Group, Inc.	250,046	2,412,944
Piedmont Office Realty Trust, Inc., Class A	24,578	426,428
QTS Realty Trust, Inc., Class A	4,952	309,648
Rexford Industrial Realty, Inc.	10,093	410,987
Sabra Health Care REIT, Inc.	132,732	1,701,624
Terreno Realty Corp.	8,012	439,218
		30,718,795

Retailing 3.0%
1-800-Flowers.com, Inc., Class A *	103,974	1,995,261
AutoNation, Inc. *	17,919	667,304
Group 1 Automotive, Inc.	21,414	1,211,818
Lithia Motors, Inc., Class A	10,851	1,199,686
PetMed Express, Inc.	46,149	1,826,116
Quotient Technology, Inc. *	214,710	1,541,618
Rent-A-Center, Inc.	133,648	2,660,263
RH *	3,211	461,678
Sally Beauty Holdings, Inc. *	134,020	1,301,334
		12,865,078

Semiconductors & Semiconductor Equipment 5.0%
Cirrus Logic, Inc. *	48,386	3,657,982
Enphase Energy, Inc. *	105,753	4,952,413
FormFactor, Inc. *	39,355	916,971
Inphi Corp. *	23,239	2,243,493
Lattice Semiconductor Corp. *	114,173	2,570,034
NeoPhotonics Corp. *	63,701	612,804
Synaptics, Inc. *	14,855	971,368
Xperi Corp.	383,170	5,854,838
		21,779,903

Software & Services 7.8%
Agilysys, Inc. *	54,288	1,063,502
Alarm.com Holdings, Inc. *	13,779	616,335
Box, Inc., Class A *	129,165	2,084,723
CACI International, Inc., Class A *	17,156	4,291,402
Cardtronics plc, Class A *	37,921	868,391
ChannelAdvisor Corp. *	76,481	790,049
Cornerstone OnDemand, Inc. *	15,323	514,240
Digital Turbine, Inc. *	601,771	3,526,378
EVERTEC, Inc.	134,287	3,402,832
j2 Global, Inc.	18,556	1,496,356
Mitek Systems, Inc. *	342,728	3,197,652
MobileIron, Inc. *	103,251	525,547
Perspecta, Inc.	32,519	701,435
Progress Software Corp.	100,485	4,110,841
Security	Number of Shares	Value ($)
Qualys, Inc. *	23,465	2,474,150
SPS Commerce, Inc. *	14,006	777,473
Synchronoss Technologies, Inc. *	184,225	635,576
Telenav, Inc. *	240,827	1,124,662
The Hackett Group, Inc.	15,959	236,672
Verint Systems, Inc. *	39,885	1,704,685
		34,142,901

Technology Hardware & Equipment 3.5%
Ciena Corp. *	100,384	4,642,760
Itron, Inc. *	23,226	1,621,639
OSI Systems, Inc. *	53,624	3,881,305
Sanmina Corp. *	119,778	3,321,444
Viavi Solutions, Inc. *	135,673	1,638,930
		15,106,078

Telecommunication Services 1.2%
ATN International, Inc.	17,238	1,070,825
Consolidated Communications Holdings, Inc.	194,121	1,217,139
Shenandoah Telecommunications Co.	16,597	888,105
Spok Holdings, Inc.	47,278	485,072
Telephone & Data Systems, Inc.	67,321	1,320,838
United States Cellular Corp. *	7,281	231,754
		5,213,733

Transportation 0.9%
Allegiant Travel Co.	5,360	420,653
Controladora Vuela Cia de Aviacion S.A.B. de C.V. ADR *	100,363	492,782
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR	53,145	1,543,331
Marten Transport Ltd.	19,098	428,177
Radiant Logistics, Inc. *	193,966	830,175
		3,715,118

Utilities 4.6%
Atlantic Power Corp. *	758,888	1,510,187
Avista Corp.	32,945	1,417,953
Black Hills Corp.	11,974	741,669
Clearway Energy, Inc., Class A	96,444	1,803,503
Consolidated Water Co., Ltd.	90,546	1,360,001
Northwest Natural Holding Co.	15,375	1,000,912
NorthWestern Corp.	14,920	860,735
ONE Gas, Inc.	11,200	892,752
Otter Tail Corp.	92,386	4,100,091
Portland General Electric Co.	18,560	868,422
Spark Energy, Inc., Class A	324,778	2,344,898
The York Water Co.	8,336	336,108
Unitil Corp.	58,823	2,959,385
		20,196,616
Total Common Stock
(Cost $468,183,196)		436,999,375

Other Investment Company 0.9% of net assets

Securities Lending Collateral 0.9%
Wells Fargo Government Money Market Fund, Select Class 0.19% (b)	3,792,873	3,792,873
Total Other Investment Company
(Cost $3,792,873)		3,792,873

45
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Equity Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.3% of net assets

Time Deposits 0.3%
Australia & New Zealand Banking Group Ltd.
0.01%, 05/01/20 (c)	1,108,201	1,108,201
Total Short-Term Investment
(Cost $1,108,201)		1,108,201
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $3,790,658.
(b)	The rate shown is the 7-day yield.
(c)	The rate shown is the current daily overnight rate.

ADR —	American Depositary Receipt
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$436,999,375	$—	$—	$436,999,375
Other Investment Company[1]	3,792,873	—	—	3,792,873
Short-Term Investment[1]	—	1,108,201	—	1,108,201
Total	$440,792,248	$1,108,201	$—	$441,900,449
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
46
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Equity Fund
Statement of Assets and Liabilities

As of April 30, 2020; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $469,291,397) including securities on loan of $3,790,658		$438,107,576
Collateral invested for securities on loan, at value (cost $3,792,873)		3,792,873
Deposit with broker for futures contracts		1,349,251
Receivables:
Investments sold		4,211,349
Dividends		137,816
Fund shares sold		124,870
Income from securities on loan		6,854
Prepaid expenses	+	8,495
Total assets		447,739,084
Liabilities
Collateral held for securities on loan		3,792,873
Payables:
Investments bought		865,044
Investment adviser and administrator fees		267,761
Shareholder service fees		80,770
Independent trustees’ fees		74
Fund shares redeemed		7,528,278
Accrued expenses	+	87,274
Total liabilities		12,622,074
Net Assets
Total assets		447,739,084
Total liabilities	–	12,622,074
Net assets		$435,117,010
Net Assets by Source
Capital received from investors		564,162,972
Total distributable loss		(129,045,962)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$435,117,010		33,426,685		$13.02

47
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Equity Fund
Statement of Operations

For the period November 1, 2019 through April 30, 2020; unaudited
Investment Income
Dividends (net of foreign withholding tax of $22,130)		$3,418,952
Interest		5,669
Securities on loan, net	+	36,818
Total investment income		3,461,439
Expenses
Investment adviser and administrator fees		2,106,216
Shareholder service fees		634,026
Portfolio accounting fees		27,702
Professional fees		17,934
Shareholder reports		17,128
Registration fees		16,837
Custodian fees		8,870
Transfer agent fees		7,860
Independent trustees’ fees		5,173
Other expenses	+	5,375
Total expenses		2,847,121
Expense reduction by CSIM and its affiliates	–	7,860
Net expenses	–	2,839,261
Net investment income		622,178
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(56,690,990)
Net realized gains on futures contracts	+	401,801
Net realized losses		(56,289,189)
Net change in unrealized appreciation (depreciation) on investments	+	(63,492,933)
Net realized and unrealized losses		(119,782,122)
Decrease in net assets resulting from operations		($119,159,944)
48
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Equity Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/19-4/30/20		11/1/18-10/31/19
Net investment income		$622,178	$521,857
Net realized losses		(56,289,189)	(40,911,996)
Net change in unrealized appreciation (depreciation)	+	(63,492,933)	43,145,274
Increase (decrease) in net assets from operations		(119,159,944)	2,755,135
Distributions to Shareholders
Total distributions		($635,564)	($105,061,725)

Transactions in Fund Shares
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,121,883	$40,915,150	8,709,089	$139,266,609
Shares reinvested		28,552	496,524	5,236,122	80,112,670
Shares redeemed	+	(4,440,417)	(65,641,915)	(6,703,704)	(111,336,125)
Net transactions in fund shares		(1,289,982)	($24,230,241)	7,241,507	$108,043,154
Shares Outstanding and Net Assets
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		34,716,667	$579,142,759	27,475,160	$573,406,195
Total increase or decrease	+	(1,289,982)	(144,025,749)	7,241,507	5,736,564
End of period		33,426,685	$435,117,010	34,716,667	$579,142,759
49
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Hedged Equity Fund
Financial Statements
Financial Highlights
	11/1/19– 4/30/20*	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15
Per-Share Data
Net asset value at beginning of period	$15.49	$16.89	$17.65	$16.25	$17.46	$19.02
Income (loss) from investment operations:
Net investment income (loss)[1]	0.02	0.07	0.08	0.03	0.03	(0.01)
Net realized and unrealized gains (losses)	(1.00)	(0.34)	0.24	1.85	0.49	0.89
Total from investment operations	(0.98)	(0.27)	0.32	1.88	0.52	0.88
Less distributions:
Distributions from net investment income	(0.10)	(0.08)	(0.01)	—	(0.12)	—
Distributions from net realized gains	—	(1.05)	(1.07)	(0.48)	(1.61)	(2.44)
Total distributions	(0.10)	(1.13)	(1.08)	(0.48)	(1.73)	(2.44)
Net asset value at end of period	$14.41	$15.49	$16.89	$17.65	$16.25	$17.46
Total return	(6.47%) [2]	(1.31%)	1.75%	11.71%	3.55%	4.84%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses (including dividend expense on short sales)	1.95% [3]	1.93%	1.66%	1.64%	1.85%	1.82%
Net operating expenses (excluding dividend expense on short sales)	1.34% [3],[4]	1.34% [4]	1.33%	1.33%	1.57% [5]	1.54% [5]
Gross operating expenses	2.00% [3]	1.95%	1.67%	1.65%	1.87%	1.84%
Net investment income (loss)	0.20% [3]	0.46%	0.43%	0.16%	0.22%	(0.06%)
Portfolio turnover rate	76% [2]	176%	180%	163%	142%	146%
Net assets, end of period (x 1,000,000)	$101	$182	$300	$252	$204	$212

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
The ratios of net operating expenses would have been 1.33%, if interest expense had not been incurred.
5
The ratios of net operating expenses would have been 1.33%, if stock loan fees on short sales had not been incurred.
50
Schwab Active Equity Funds  |  Semiannual Report
See financial notes

Schwab Hedged Equity Fund
Portfolio Holdings as of April 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 0.9%
Dana, Inc.	82,787	952,050

Banks 6.0%
Citigroup, Inc. (a)	31,825	1,545,422
Fifth Third Bancorp	32,614	609,556
First BanCorp	197,147	1,149,367
Flagstar Bancorp, Inc.	9,065	234,874
JPMorgan Chase & Co.	9,500	909,720
Popular, Inc.	22,294	860,326
Radian Group, Inc.	12,393	185,647
Wells Fargo & Co.	20,528	596,338
		6,091,250

Capital Goods 11.4%
Allison Transmission Holdings, Inc. (a)	45,950	1,669,823
AMETEK, Inc.	2,029	170,172
Arcosa, Inc.	6,442	240,093
Atkore International Group, Inc. *	7,485	182,185
BMC Stock Holdings, Inc. *	8,055	171,169
Builders FirstSource, Inc. *(a)	49,024	899,590
Carlisle Cos., Inc.	9,448	1,142,830
Cummins, Inc. (a)	3,010	492,135
Curtiss-Wright Corp.	5,760	597,024
Dover Corp. (a)	16,924	1,584,933
Eaton Corp. plc	1,614	134,769
Gibraltar Industries, Inc. *	3,783	175,153
HEICO Corp. (a)	517	45,289
Herc Holdings, Inc. *	17,485	493,602
Lockheed Martin Corp. (a)	3,526	1,371,826
MasTec, Inc. *	26,549	953,109
Northrop Grumman Corp.	2,470	816,755
Oshkosh Corp.	923	62,330
Rexnord Corp.	6,940	189,254
Universal Forest Products, Inc.	3,370	138,574
		11,530,615

Commercial & Professional Services 1.6%
ASGN, Inc. *	6,287	292,031
Cintas Corp.	1,793	397,741
Clean Harbors, Inc. *	1,689	90,243
McGrath RentCorp	2,904	158,413
RELX plc ADR	16,037	363,399
TriNet Group, Inc. *	6,096	298,521
		1,600,348

Consumer Durables & Apparel 1.1%
Crocs, Inc. *	10,548	255,789
Deckers Outdoor Corp. *	768	114,248
Lennar Corp., Class A	2,416	120,969
Security	Number of Shares	Value ($)
Sony Corp. ADR	3,038	195,191
Tempur Sealy International, Inc. *(a)	8,053	432,849
		1,119,046

Consumer Services 1.1%
Boyd Gaming Corp.	6,143	102,527
Marriott Vacations Worldwide Corp.	7,451	618,433
Perdoceo Education Corp. *	29,615	384,995
		1,105,955

Diversified Financials 2.3%
Berkshire Hathaway, Inc., Class B *	4,312	807,896
Capital One Financial Corp. (a)	10,319	668,259
LPL Financial Holdings, Inc.	5,566	335,185
Morgan Stanley	5,559	219,191
OneMain Holdings, Inc.	5,638	136,496
T. Rowe Price Group, Inc.	1,329	153,672
		2,320,699

Energy 2.6%
Cabot Oil & Gas Corp.	12,129	262,229
ConocoPhillips	11,995	504,990
CVR Energy, Inc. (a)	27,477	655,326
Exxon Mobil Corp.	4,736	220,082
Helmerich & Payne, Inc.	8,760	173,185
HollyFrontier Corp.	8,177	270,168
Phillips 66 (a)	7,783	569,482
		2,655,462

Food & Staples Retailing 0.8%
Casey's General Stores, Inc.	1,098	166,248
Koninklijke Ahold Delhaize N.V. ADR	20,969	505,773
The Kroger Co.	4,474	141,423
		813,444

Food, Beverage & Tobacco 3.2%
Altria Group, Inc.	11,384	446,822
Coca-Cola Consolidated, Inc.	2,073	488,129
Darling Ingredients, Inc. *	18,174	374,203
Flowers Foods, Inc.	14,709	327,716
Ingredion, Inc.	611	49,613
Lamb Weston Holdings, Inc.	3,181	195,186
Philip Morris International, Inc.	2,506	186,948
Pilgrim's Pride Corp. *	12,476	274,472
Sanderson Farms, Inc.	2,361	321,427
The Hershey Co.	2,064	273,336
The Kraft Heinz Co.	2,913	88,351
Tyson Foods, Inc., Class A	3,358	208,834
		3,235,037

Health Care Equipment & Services 5.2%
Cardinal Health, Inc.	11,941	590,841
Cerner Corp.	9,758	677,108
CVS Health Corp. (a)	1,830	112,636

51
Schwab Active Equity Funds  |  Semiannual Report
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Schwab Hedged Equity Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
DaVita, Inc. *	7,209	569,583
DENTSPLY SIRONA, Inc.	9,620	408,273
Haemonetics Corp. *	975	110,935
HCA Healthcare, Inc. (a)	7,142	784,763
Hologic, Inc. *(a)	25,402	1,272,640
Medtronic plc	4,738	462,571
Natus Medical, Inc. *	2,035	50,855
Veeva Systems, Inc., Class A *	1,202	229,342
		5,269,547

Household & Personal Products 1.8%
Kimberly-Clark de Mexico SAB de CV ADR	5,816	40,538
Medifast, Inc. (a)	10,089	765,553
The Procter & Gamble Co.	6,654	784,307
Unilever N.V.	4,048	200,052
		1,790,450

Insurance 0.4%
The Allstate Corp. (a)	4,021	409,016

Materials 3.2%
Alcoa Corp. *(a)	22,004	179,333
Axalta Coating Systems Ltd. *	44,098	870,494
Commercial Metals Co.	4,330	69,020
Fortescue Metals Group Ltd. ADR	4,613	70,118
Innospec, Inc.	4,399	319,015
NewMarket Corp.	1,463	601,937
PPG Industries, Inc.	2,809	255,141
Reliance Steel & Aluminum Co.	6,547	586,480
The Sherwin-Williams Co.	445	238,685
		3,190,223

Media & Entertainment 7.5%
Alphabet, Inc., Class A *(a)	2,158	2,906,179
Altice USA, Inc., Class A *	3,846	99,881
Comcast Corp., Class A (a)	30,767	1,157,762
Electronic Arts, Inc. *	951	108,661
Facebook, Inc., Class A *(a)	14,865	3,043,014
Take-Two Interactive Software, Inc. *	2,307	279,262
		7,594,759

Pharmaceuticals, Biotechnology & Life Sciences 8.1%
AbbVie, Inc. (a)	4,995	410,589
ACADIA Pharmaceuticals, Inc. *	843	40,725
Alexion Pharmaceuticals, Inc. *	4,141	445,033
Amicus Therapeutics, Inc. *	17,151	202,553
Biogen, Inc. *(a)	1,668	495,113
Emergent BioSolutions, Inc. *	5,998	443,552
Esperion Therapeutics, Inc. *	1,348	53,381
Gilead Sciences, Inc.	12,762	1,072,008
Incyte Corp. *(a)	4,862	474,823
Intercept Pharmaceuticals, Inc. *	582	47,678
Jazz Pharmaceuticals plc *(a)	10,109	1,114,517
Johnson & Johnson (a)	11,092	1,664,244
Novartis AG ADR (a)	12,937	1,096,152
Roche Holding AG ADR	15,424	670,481
		8,230,849

Real Estate 5.0%
Alexander & Baldwin, Inc.	14,963	196,614
American Tower Corp. (a)	1,519	361,522
Boston Properties, Inc. (a)	15,535	1,509,691
Security	Number of Shares	Value ($)
CoreCivic, Inc.	11,806	154,895
EastGroup Properties, Inc.	9,143	969,158
First Industrial Realty Trust, Inc.	3,286	124,112
Paramount Group, Inc.	64,327	620,756
Prologis, Inc. (a)	12,397	1,106,184
		5,042,932

Retailing 7.3%
Amazon.com, Inc. *(a)	1,847	4,569,478
Best Buy Co., Inc. (a)	13,302	1,020,662
LKQ Corp. *	5,376	140,582
Lowe's Cos., Inc.	2,574	269,627
Target Corp.	4,845	531,690
The Home Depot, Inc.	1,982	435,703
The TJX Cos., Inc.	4,213	206,648
Williams-Sonoma, Inc.	3,707	229,241
		7,403,631

Semiconductors & Semiconductor Equipment 4.2%
Enphase Energy, Inc. *	9,080	425,216
Intel Corp. (a)	27,561	1,653,109
NVIDIA Corp.	762	222,717
Qorvo, Inc. *(a)	5,004	490,542
QUALCOMM, Inc.	6,041	475,246
Synaptics, Inc. *	5,685	371,742
Xperi Corp.	41,510	634,273
		4,272,845

Software & Services 14.3%
Adobe, Inc. *	1,315	465,037
Amdocs Ltd.	9,146	589,368
ANSYS, Inc. *	1,012	264,972
CACI International, Inc., Class A *(a)	717	179,350
Cadence Design Systems, Inc. *(a)	8,568	695,122
Cornerstone OnDemand, Inc. *	8,459	283,884
Euronet Worldwide, Inc. *	5,738	526,519
Fortinet, Inc. *	4,787	515,751
Genpact Ltd.	10,993	378,489
Mastercard, Inc., Class A	3,681	1,012,164
Microsoft Corp. (a)	27,375	4,905,874
Nuance Communications, Inc. *	1,896	38,299
Oracle Corp. (a)	11,905	630,608
PayPal Holdings, Inc. *(a)	4,701	578,223
Progress Software Corp. (a)	7,599	310,875
ServiceNow, Inc. *	1,189	417,981
SS&C Technologies Holdings, Inc.	10,567	582,876
SVMK, Inc. *	20,040	314,628
Synopsys, Inc. *	9,980	1,568,058
Visa, Inc., Class A	1,214	216,966
Wirecard AG	1,317	65,587
		14,540,631

Technology Hardware & Equipment 8.3%
Apple, Inc. (a)	17,303	5,083,622
Ciena Corp. *	10,478	484,608
Cisco Systems, Inc. (a)	42,140	1,785,893
Jabil, Inc. (a)	22,544	641,151
Sanmina Corp. *	14,196	393,655
		8,388,929

Telecommunication Services 1.5%
CenturyLink, Inc.	76,259	809,871
Telefonica S.A. ADR (b)	41,395	188,761

52
Schwab Active Equity Funds  |  Semiannual Report
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Schwab Hedged Equity Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Telekomunikasi Indonesia Persero Tbk PT ADR	20,942	454,232
Verizon Communications, Inc.	1,821	104,616
		1,557,480

Transportation 0.1%
JetBlue Airways Corp. *	10,259	99,923

Utilities 1.9%
Entergy Corp.	5,814	555,295
NRG Energy, Inc.	24,696	828,057
Otter Tail Corp.	5,018	222,699
Public Service Enterprise Group, Inc.	2,246	113,894
Vistra Energy Corp. (a)	11,098	216,855
		1,936,800
Total Common Stock
(Cost $95,866,959)		101,151,921

Other Investment Company 0.1% of net assets

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 0.19% (c)	100,000	100,000
Total Other Investment Company
(Cost $100,000)		100,000
53
Schwab Active Equity Funds  |  Semiannual Report
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Schwab Hedged Equity Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

In addition to the above, the fund had the following short sale positions at April 30, 2020:

Security	Number of Shares	Value ($)
Short Sales (41.7%) of net assets

Automobiles & Components (1.7%)
Dorman Products, Inc.	5,047	(318,365)
Ford Motor Co.	144,652	(736,278)
Tesla, Inc.	883	(690,400)
		(1,745,043)

Banks (1.4%)
Commerce Bancshares, Inc.	8,605	(526,540)
Cullen/Frost Bankers, Inc.	1,669	(119,934)
Southside Bancshares, Inc.	19,830	(603,030)
Triumph Bancorp, Inc.	7,840	(217,247)
		(1,466,751)

Capital Goods (7.0%)
Air Lease Corp.	21,274	(556,315)
Axon Enterprise, Inc.	3,093	(224,892)
Cubic Corp.	9,865	(376,942)
Ingersoll Rand, Inc.	18,797	(546,617)
Jacobs Engineering Group, Inc.	10,162	(840,906)
Kaman Corp.	7,861	(304,692)
SiteOne Landscape Supply, Inc.	3,058	(271,031)
Sunrun, Inc.	23,809	(334,040)
The Boeing Co.	362	(51,049)
Trex Co., Inc.	11,886	(1,131,785)
Trinity Industries, Inc.	62,962	(1,214,537)
Vicor Corp.	16,342	(868,904)
Watsco, Inc.	1,665	(268,048)
Welbilt, Inc.	12,945	(63,819)
		(7,053,577)

Commercial & Professional Services (2.0%)
Equifax, Inc.	6,719	(933,269)
Rollins, Inc.	11,834	(473,360)
Stericycle, Inc.	12,080	(589,504)
		(1,996,133)

Consumer Durables & Apparel (0.7%)
Callaway Golf Co.	41,128	(588,953)
Toll Brothers, Inc.	3,647	(87,601)
		(676,554)

Consumer Services (0.1%)
Las Vegas Sands Corp.	2,419	(116,160)

Diversified Financials (1.4%)
FirstCash, Inc.	4,781	(343,467)
Green Dot Corp., Class A	4,182	(127,551)
Virtu Financial, Inc., Class A	35,508	(829,822)
WisdomTree Investments, Inc.	29,183	(94,553)
		(1,395,393)

Security	Number of Shares	Value ($)
Energy (0.4%)
Halliburton Co.	11,114	(116,697)
ONEOK, Inc.	9,282	(277,810)
		(394,507)

Food, Beverage & Tobacco (0.6%)
Cal-Maine Foods, Inc.	13,771	(571,634)

Health Care Equipment & Services (2.1%)
Acadia Healthcare Co., Inc.	26,667	(640,275)
Addus HomeCare Corp.	2,148	(174,031)
Covetrus, Inc.	31,142	(370,278)
HealthEquity, Inc.	859	(48,336)
ICU Medical, Inc.	968	(212,292)
Inspire Medical Systems, Inc.	7,297	(522,903)
Masimo Corp.	660	(141,181)
		(2,109,296)

Insurance (0.3%)
Everest Re Group Ltd.	2,009	(347,818)

Materials (3.5%)
Albemarle Corp.	6,142	(377,303)
DuPont de Nemours, Inc.	12,156	(571,575)
Freeport-McMoRan, Inc.	30,721	(271,267)
Louisiana-Pacific Corp.	52,719	(1,054,380)
Quaker Chemical Corp.	5,895	(896,747)
The Chemours Co.	31,746	(372,381)
		(3,543,653)

Media & Entertainment (1.4%)
Live Nation Entertainment, Inc.	4,850	(217,619)
Netflix, Inc.	701	(294,315)
World Wrestling Entertainment, Inc., Class A	2,409	(107,128)
Zillow Group, Inc., Class A	18,283	(796,042)
		(1,415,104)

Pharmaceuticals, Biotechnology & Life Sciences (0.2%)
Bluebird Bio, Inc.	2,928	(157,761)

Real Estate (3.1%)
Iron Mountain, Inc.	11,936	(288,612)
Pebblebrook Hotel Trust	37,489	(443,870)
Redfin Corp.	29,293	(618,961)
Washington Real Estate Investment Trust	50,033	(1,166,770)
WP Carey, Inc.	9,448	(621,489)
		(3,139,702)

Retailing (3.7%)
CarMax, Inc.	5,508	(405,664)
Carvana Co.	6,609	(529,447)
Five Below, Inc.	6,200	(558,992)
Macy's, Inc.	36,179	(212,009)
Ollie's Bargain Outlet Holdings, Inc.	9,635	(654,313)
RH	1,620	(232,924)
The Gap, Inc.	49,418	(401,274)
Wayfair, Inc., Class A	6,234	(773,265)
		(3,767,888)

54
Schwab Active Equity Funds  |  Semiannual Report
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Schwab Hedged Equity Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment (2.2%)
Cree, Inc.	24,515	(1,057,332)
Marvell Technology Group Ltd.	18,034	(482,229)
ON Semiconductor Corp.	43,233	(693,674)
		(2,233,235)

Software & Services (5.8%)
8x8, Inc.	22,858	(387,672)
Appian Corp.	976	(44,574)
Fidelity National Information Services, Inc.	2,041	(269,187)
Guidewire Software, Inc.	10,302	(935,834)
LivePerson, Inc.	14,283	(341,935)
LiveRamp Holdings, Inc.	28,846	(1,092,110)
Nutanix, Inc., Class A	9,291	(190,373)
Q2 Holdings, Inc.	2,475	(197,307)
Rapid7, Inc.	3,549	(161,657)
Splunk, Inc.	1,645	(230,892)
Teradata Corp.	11,078	(272,408)
Twilio, Inc., Class A	7,074	(794,410)
Varonis Systems, Inc.	9,526	(638,718)
VMware, Inc., Class A	2,831	(372,333)
		(5,929,410)

Security	Number of Shares	Value ($)
Technology Hardware & Equipment (3.8%)
Dell Technologies, Class C	7,422	(316,845)
II-VI, Inc.	22,451	(772,764)
IPG Photonics Corp.	8,414	(1,088,183)
Littelfuse, Inc.	1,421	(206,386)
Novanta, Inc.	13,481	(1,171,364)
Western Digital Corp.	7,580	(349,286)
		(3,904,828)

Telecommunication Services (0.3%)
Bandwidth, Inc., Class A	4,287	(349,648)
Total Short Sales
(Proceeds $48,368,802)		(42,314,095)
*	Non-income producing security.
(a)	All or a portion of this security is held as collateral for short sales.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $91,200.
(c)	The rate shown is the 7-day yield.

ADR —	American Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$101,151,921	$—	$—	$101,151,921
Other Investment Company[1]	100,000	—	—	100,000
Liabilities
Short Sales[1]	(42,314,095)	—	—	(42,314,095)
Total	$58,937,826	$—	$—	$58,937,826
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
55
Schwab Active Equity Funds  |  Semiannual Report
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Schwab Hedged Equity Fund
Statement of Assets and Liabilities

As of April 30, 2020; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $95,866,959) including securities on loan of $91,200		$101,151,921
Collateral invested for securities on loan, at value (cost $100,000)		100,000
Deposit with broker for futures contracts		180,000
Deposit with broker for short sales		43,521,429
Receivables:
Investments sold		1,247,159
Dividends		49,541
Foreign tax reclaims		12,517
Fund shares sold		4,113
Income from securities on loan		108
Prepaid expenses	+	10,829
Total assets		146,277,617
Liabilities
Securities sold short, at value (proceeds $48,368,802)		42,314,095
Collateral held for securities on loan		100,000
Payables:
Investment adviser and administrator fees		80,432
Shareholder service fees		20,017
Independent trustees’ fees		79
Due to custodian		1,871,930
Fund shares redeemed		371,211
Dividends on short sales		8,679
Accrued expenses	+	136,532
Total liabilities		44,902,975
Net Assets
Total assets		146,277,617
Total liabilities	–	44,902,975
Net assets		$101,374,642
Net Assets by Source
Capital received from investors		108,996,844
Total distributable loss		(7,622,202)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$101,374,642		7,037,350		$14.41

56
Schwab Active Equity Funds  |  Semiannual Report
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Schwab Hedged Equity Fund
Statement of Operations

For the period November 1, 2019 through April 30, 2020; unaudited
Investment Income
Dividends (net of foreign withholding tax of $18,389)		$1,345,721
Rebates on short sales, net of fees		244,101
Securities on loan, net	+	184
Total investment income		1,590,006
Expenses
Investment adviser and administrator fees		777,350
Shareholder service fees		159,537
Dividends on short sales		454,052
Portfolio accounting fees		25,856
Professional fees		19,085
Registration fees		13,191
Custodian fees		9,293
Transfer agent fees		5,668
Shareholder reports		4,440
Independent trustees’ fees		4,307
Interest expense		4,213
Other expenses	+	2,232
Total expenses		1,479,224
Expense reduction by CSIM and its affiliates	–	36,315
Net expenses	–	1,442,909
Net investment income		147,097
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(5,204,439)
Net realized gains on futures contracts		84,272
Net realized gains on short sales	+	2,212,620
Net realized losses		(2,907,547)
Net change in unrealized appreciation (depreciation) on investments		(10,205,600)
Net change in unrealized appreciation (depreciation) on short sales	+	4,396,886
Net change in unrealized appreciation (depreciation)	+	(5,808,714)
Net realized and unrealized losses		(8,716,261)
Decrease in net assets resulting from operations		($8,569,164)
57
Schwab Active Equity Funds  |  Semiannual Report
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Schwab Hedged Equity Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/19-4/30/20		11/1/18-10/31/19
Net investment income		$147,097	$1,100,935
Net realized losses		(2,907,547)	(15,812,685)
Net change in unrealized appreciation (depreciation)	+	(5,808,714)	7,919,579
Decrease in net assets from operations		(8,569,164)	(6,792,171)
Distributions to Shareholders
Total distributions		($1,081,623)	($19,341,478)

Transactions in Fund Shares
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		551,727	$8,475,865	3,932,131	$60,687,628
Shares reinvested		39,687	632,208	1,047,501	15,597,289
Shares redeemed	+	(5,328,349)	(80,471,422)	(10,987,256)	(168,052,659)
Net transactions in fund shares		(4,736,935)	($71,363,349)	(6,007,624)	($91,767,742)
Shares Outstanding and Net Assets
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		11,774,285	$182,388,778	17,781,909	$300,290,169
Total decrease	+	(4,736,935)	(81,014,136)	(6,007,624)	(117,901,391)
End of period		7,037,350	$101,374,642	11,774,285	$182,388,778
58
Schwab Active Equity Funds  |  Semiannual Report
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Schwab Health Care Fund
Financial Statements
Financial Highlights
	11/1/19– 4/30/20*	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15
Per-Share Data
Net asset value at beginning of period	$25.08	$25.85	$25.44	$21.56	$26.68	$28.19
Income (loss) from investment operations:
Net investment income (loss)[1]	0.16	0.26	0.23	0.21	0.19	0.14
Net realized and unrealized gains (losses)	1.29	1.27	1.96	4.24	(1.52)	1.78
Total from investment operations	1.45	1.53	2.19	4.45	(1.33)	1.92
Less distributions:
Distributions from net investment income	(0.29)	(0.24)	(0.24)	(0.20)	(0.16)	(0.21)
Distributions from net realized gains	(0.89)	(2.06)	(1.54)	(0.37)	(3.63)	(3.22)
Total distributions	(1.18)	(2.30)	(1.78)	(0.57)	(3.79)	(3.43)
Net asset value at end of period	$25.35	$25.08	$25.85	$25.44	$21.56	$26.68
Total return	5.73% [2]	6.51%	9.13%	21.10%	(5.78%)	7.26%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.80% [3]	0.80%	0.80%	0.81%	0.80%	0.79%
Gross operating expenses	0.80% [3]	0.80%	0.80%	0.81%	0.80%	0.80%
Net investment income (loss)	1.27% [3]	1.05%	0.91%	0.89%	0.82%	0.52%
Portfolio turnover rate	31% [2]	45%	45%	42%	54%	75%
Net assets, end of period (x 1,000,000)	$747	$779	$826	$853	$853	$1,118

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
59
Schwab Active Equity Funds  |  Semiannual Report
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Schwab Health Care Fund
Portfolio Holdings as of April 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.2% of net assets

Australia 1.9%
CSL Ltd.	58,642	11,688,949
Pro Medicus Ltd.	56,159	945,233
Sonic Healthcare Ltd.	66,849	1,180,570
		13,814,752

Belgium 0.3%
Galapagos N.V. *	8,000	1,767,418
UCB S.A.	8,848	810,821
		2,578,239

Denmark 2.4%
Chemometec A/S	13,743	622,369
Novo Nordisk A/S, Class B	276,660	17,648,143
		18,270,512

France 0.5%
Sartorius Stedim Biotech	15,222	3,649,827

Germany 0.2%
Bayer AG	23,015	1,513,682

Hong Kong 2.1%
China Medical System Holdings Ltd.	4,595,000	5,409,099
Livzon Pharmaceutical Group, Inc., H Shares (a)	510,400	2,274,597
Wuxi Biologics Cayman, Inc. *	382,000	5,946,370
YiChang HEC ChangJiang Pharmaceutical Co., Ltd., H Shares (a)	450,000	1,697,018
		15,327,084

Ireland 5.6%
Horizon Therapeutics plc *	251,599	9,067,628
Medtronic plc	286,871	28,007,216
Steris plc	34,739	4,950,307
		42,025,151

Japan 3.2%
Chugai Pharmaceutical Co., Ltd.	24,000	2,860,841
Daiichi Sankyo Co., Ltd.	55,000	3,780,768
Hoya Corp.	115,000	10,487,231
Olympus Corp.	420,000	6,664,084
		23,792,924

New Zealand 0.6%
Fisher & Paykel Healthcare Corp., Ltd.	279,069	4,662,332

Security	Number of Shares	Value ($)
Republic of Korea 0.5%
Celltrion, Inc. *	15,000	2,592,542
Seegene, Inc.	13,000	979,132
		3,571,674

Sweden 0.2%
Getinge AB, B Shares	95,240	1,825,493

Switzerland 7.3%
Novartis AG	213,713	18,237,937
Roche Holding AG	88,429	30,622,728
Sonova Holding AG	31,941	5,768,980
		54,629,645

United Kingdom 0.3%
AstraZeneca plc	21,743	2,274,144

United States 74.1%
Abbott Laboratories	295,408	27,204,123
AbbVie, Inc.	304,602	25,038,284
Agilent Technologies, Inc.	124,338	9,531,751
Alexion Pharmaceuticals, Inc. *	82,085	8,821,675
Amedisys, Inc. *	32,635	6,010,062
Amgen, Inc.	131,349	31,421,308
Anthem, Inc.	47,657	13,378,750
Bio-Techne Corp.	32,240	7,254,000
Biogen, Inc. *	32,458	9,634,508
Bristol-Myers Squibb Co.	335,804	20,420,241
Cardinal Health, Inc.	30,748	1,521,411
Chemed Corp.	6,479	2,698,957
Cigna Corp. *	36,720	7,189,042
CONMED Corp.	17,071	1,261,718
CVS Health Corp.	116,676	7,181,408
Danaher Corp.	55,582	9,085,434
DENTSPLY SIRONA, Inc.	19,863	842,986
DexCom, Inc. *	9,017	3,022,498
Edwards Lifesciences Corp. *	49,076	10,674,030
Eli Lilly & Co.	150,165	23,221,516
Emergent BioSolutions, Inc. *	56,181	4,154,585
Gilead Sciences, Inc.	319,703	26,855,052
HCA Healthcare, Inc.	43,522	4,782,197
Hill-Rom Holdings, Inc.	41,203	4,634,925
Hologic, Inc. *	196,892	9,864,289
Humana, Inc.	18,193	6,946,451
IDEXX Laboratories, Inc. *	4,172	1,158,147
Incyte Corp. *	55,730	5,442,592
IQVIA Holdings, Inc. *	5,510	785,671
Jazz Pharmaceuticals plc *	19,526	2,152,742
Johnson & Johnson	419,436	62,932,177
McKesson Corp.	52,378	7,398,392
Medpace Holdings, Inc. *	12,675	1,012,226
Merck & Co., Inc.	457,666	36,311,220
Mettler-Toledo International, Inc. *	1,020	734,339
Molina Healthcare, Inc. *	57,766	9,471,891
NuVasive, Inc. *	74,847	4,556,685
Pfizer, Inc.	786,025	30,151,919

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Schwab Health Care Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Regeneron Pharmaceuticals, Inc. *	6,413	3,372,468
Repligen Corp. *	8,426	978,680
ResMed, Inc.	4,436	689,000
Teleflex, Inc.	6,824	2,288,770
Thermo Fisher Scientific, Inc.	74,904	25,068,871
UnitedHealth Group, Inc.	126,675	37,048,637
Vertex Pharmaceuticals, Inc. *	62,970	15,818,064
West Pharmaceutical Services, Inc.	23,575	4,461,804
Zimmer Biomet Holdings, Inc.	34,219	4,096,014
Zoetis, Inc.	111,629	14,434,746
		553,016,256
Total Common Stock
(Cost $496,961,062)		740,951,715
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investment 0.1% of net assets

Time Deposit 0.1%
Citibank
U.S. Dollar
0.01%, 05/01/20 (b)	575,305	575,305
Total Short-Term Investment
(Cost $575,305)		575,305
*	Non-income producing security.
(a)	Represents a China based company which is listed on the Hong Kong exchange and traded in Hong Kong dollars.
(b)	The rate shown is the current daily overnight rate.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$595,041,407	$—	$—	$595,041,407
Australia	—	13,814,752	—	13,814,752
Belgium	—	2,578,239	—	2,578,239
Denmark	—	18,270,512	—	18,270,512
France	—	3,649,827	—	3,649,827
Germany	—	1,513,682	—	1,513,682
Hong Kong	—	15,327,084	—	15,327,084
Japan	—	23,792,924	—	23,792,924
New Zealand	—	4,662,332	—	4,662,332
Republic of Korea	—	3,571,674	—	3,571,674
Sweden	—	1,825,493	—	1,825,493
Switzerland	—	54,629,645	—	54,629,645
United Kingdom	—	2,274,144	—	2,274,144
Short-Term Investment[1]	—	575,305	—	575,305
Total	$595,041,407	$146,485,613	$—	$741,527,020
[1]	As categorized in Portfolio Holdings.
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Schwab Health Care Fund
Statement of Assets and Liabilities

As of April 30, 2020; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $497,536,367)		$741,527,020
Foreign currency, at value (cost $459)		462
Receivables:
Investments sold		7,624,215
Foreign tax reclaims		1,568,721
Dividends		827,444
Fund shares sold		736,856
Prepaid expenses	+	22,699
Total assets		752,307,417
Liabilities
Payables:
Investments bought		4,807,646
Investment adviser and administrator fees		312,936
Shareholder service fees		145,469
Independent trustees’ fees		87
Fund shares redeemed		426,098
Accrued expenses	+	109,692
Total liabilities		5,801,928
Net Assets
Total assets		752,307,417
Total liabilities	–	5,801,928
Net assets		$746,505,489
Net Assets by Source
Capital received from investors		466,785,311
Total distributable earnings		279,720,178

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$746,505,489		29,451,603		$25.35

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Schwab Health Care Fund
Statement of Operations

For the period November 1, 2019 through April 30, 2020; unaudited
Investment Income
Dividends (net of foreign withholding tax of $321,510)		$7,779,294
Interest		5,632
Securities on loan, net	+	50,127
Total investment income		7,835,053
Expenses
Investment adviser and administrator fees		2,021,140
Shareholder service fees		880,425
Portfolio accounting fees		41,641
Shareholder reports		20,685
Custodian fees		17,048
Professional fees		16,408
Transfer agent fees		15,899
Registration fees		14,616
Independent trustees’ fees		5,647
Other expenses	+	7,933
Total expenses		3,041,442
Expense reduction by CSIM and its affiliates	–	15,899
Net expenses	–	3,025,543
Net investment income		4,809,510
Realized and Unrealized Gains (Losses)
Net realized gains on investments		33,389,637
Net realized gains on futures contracts		49,223
Net realized losses on foreign currency transactions	+	(40,750)
Net realized gains		33,398,110
Net change in unrealized appreciation (depreciation) on investments		2,447,986
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	21,673
Net change in unrealized appreciation (depreciation)	+	2,469,659
Net realized and unrealized gains		35,867,769
Increase in net assets resulting from operations		$40,677,279
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Schwab Health Care Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/19-4/30/20		11/1/18-10/31/19
Net investment income		$4,809,510	$8,419,505
Net realized gains		33,398,110	26,005,472
Net change in unrealized appreciation (depreciation)	+	2,469,659	14,471,726
Increase in net assets from operations		40,677,279	48,896,703
Distributions to Shareholders
Total distributions		($35,647,551)	($73,744,967)

Transactions in Fund Shares
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,439,724	$35,443,481	2,837,228	$69,277,171
Shares reinvested		1,220,264	31,165,561	2,764,704	64,998,182
Shares redeemed	+	(4,255,594)	(103,886,559)	(6,495,890)	(156,442,620)
Net transactions in fund shares		(1,595,606)	($37,277,517)	(893,958)	($22,167,267)
Shares Outstanding and Net Assets
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		31,047,209	$778,753,278	31,941,167	$825,768,809
Total decrease	+	(1,595,606)	(32,247,789)	(893,958)	(47,015,531)
End of period		29,451,603	$746,505,489	31,047,209	$778,753,278
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Schwab International Core Equity Fund
Financial Statements
Financial Highlights
	11/1/19– 4/30/20*	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15
Per-Share Data
Net asset value at beginning of period	$10.04	$9.64	$11.27	$9.20	$9.62	$9.77
Income (loss) from investment operations:
Net investment income (loss)[1]	0.07	0.24	0.24	0.22	0.22	0.19
Net realized and unrealized gains (losses)	(1.60)	0.41	(1.58)	2.08	(0.45)	(0.01)
Total from investment operations	(1.53)	0.65	(1.34)	2.30	(0.23)	0.18
Less distributions:
Distributions from net investment income	(0.36)	(0.25)	(0.26)	(0.23)	(0.19)	(0.15)
Distributions from net realized gains	—	—	(0.03)	—	—	(0.18)
Total distributions	(0.36)	(0.25)	(0.29)	(0.23)	(0.19)	(0.33)
Net asset value at end of period	$8.15	$10.04	$9.64	$11.27	$9.20	$9.62
Total return	(15.92%) [2]	7.08%	(12.18%)	25.58%	(2.41%)	2.05%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	0.86% [3]	0.86%	0.86%	0.86%	0.86%	0.86%
Gross operating expenses	0.88% [3]	0.87%	0.89%	0.90%	0.91%	0.92%
Net investment income (loss)	1.51% [3]	2.44%	2.22%	2.15%	2.40%	2.02%
Portfolio turnover rate	45% [2]	91%	98%	85%	90%	87%
Net assets, end of period (x 1,000,000)	$702	$976	$1,166	$1,227	$772	$679

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
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Schwab International Core Equity Fund
Portfolio Holdings as of April 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after calendar quarters on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.4% of net assets

Australia 4.3%
Aristocrat Leisure Ltd.	185,476	3,041,767
Australia & New Zealand Banking Group Ltd.	1,044,149	11,342,027
Beach Energy Ltd.	1,169,414	1,139,886
Coca-Cola Amatil Ltd.	1,170,179	6,515,078
Cochlear Ltd.	8,148	968,776
Macquarie Group Ltd.	64,009	4,240,148
QBE Insurance Group Ltd.	279,973	1,516,013
Santos Ltd.	520,539	1,655,208
		30,418,903

Austria 0.8%
BAWAG Group AG *	39,093	1,328,680
Wienerberger AG	240,509	4,504,566
		5,833,246

Brazil 0.2%
YDUQS Participacoes S.A.	274,263	1,530,716

Canada 1.8%
Alimentation Couche-Tard, Inc., Class B	178,680	4,985,762
Constellation Software, Inc.	2,700	2,596,380
Kirkland Lake Gold Ltd.	116,548	4,817,825
		12,399,967

Denmark 3.0%
Novo Nordisk A/S, Class B	270,305	17,242,758
Novozymes A/S, Class B	30,363	1,489,505
SimCorp A/S	25,790	2,382,192
		21,114,455

Finland 1.1%
Fortum Oyj	269,799	4,470,609
Kemira Oyj *	131,808	1,585,654
TietoEVRY Oyj *	55,296	1,347,374
		7,403,637

France 10.8%
Air Liquide S.A.	53,352	6,778,597
Christian Dior SE	16,303	6,343,548
Cie de Saint-Gobain	132,024	3,512,882
CNP Assurances *	69,899	721,128
Covivio	30,836	1,936,542
Credit Agricole S.A.	154,316	1,241,234
Gaztransport Et Technigaz S.A.	9,871	715,618
Hermes International	3,127	2,286,056
L'Oreal S.A.	67,158	19,525,591
LVMH Moet Hennessy Louis Vuitton SE	17,738	6,857,378
Peugeot S.A.	125,967	1,785,663
Schneider Electric SE	118,395	10,941,159
Societe Generale S.A.	78,149	1,226,082
Security	Number of Shares	Value ($)
TOTAL S.A.	176,897	6,278,494
Veolia Environnement S.A.	250,296	5,335,921
		75,485,893

Germany 5.5%
adidas AG	35,863	8,210,202
Allianz SE	95,753	17,621,545
Deutsche Telekom AG *	263,079	3,846,114
Henkel AG & Co. KGaA	18,088	1,410,019
SAP SE	48,174	5,737,868
Siemens Healthineers AG	42,415	1,867,272
		38,693,020

Greece 0.6%
Hellenic Telecommunications Organization S.A.	322,692	4,263,241

Hong Kong 3.9%
China Tower Corp., Ltd., H Shares *(a)	7,000,000	1,557,809
CITIC Ltd.	6,879,259	7,144,818
Longfor Group Holdings Ltd.	1,456,460	7,404,687
Sunac China Holdings Ltd.	414,479	1,854,069
Sunny Optical Technology Group Co., Ltd.	100,000	1,392,552
Tencent Holdings Ltd.	151,006	7,938,300
		27,292,235

Ireland 0.2%
Smurfit Kappa Group plc	44,261	1,386,531

Italy 2.7%
Assicurazioni Generali S.p.A.	134,629	1,920,702
Ferrari N.V.	29,683	4,639,314
Italgas S.p.A.	1,271,738	7,125,319
Unipol Gruppo S.p.A.	1,445,617	4,987,949
		18,673,284

Japan 24.7%
Advantest Corp.	100,500	4,876,403
Astellas Pharma, Inc.	381,200	6,304,723
Bandai Namco Holdings, Inc.	46,300	2,313,445
Daifuku Co., Ltd.	51,000	3,569,019
Daiwabo Holdings Co., Ltd.	3,200	197,136
Fujitsu Ltd.	18,100	1,758,386
Hosiden Corp.	184,200	1,571,956
Hoya Corp.	149,763	13,657,385
Invincible Investment Corp.	9,815	2,511,284
ITOCHU Corp.	39,300	770,481
Kakaku.com, Inc.	279,700	5,707,372
Kanamoto Co., Ltd.	128,800	2,497,625
KDDI Corp.	284,900	8,251,920
Keyence Corp.	14,000	4,998,168
M3, Inc.	67,400	2,432,734
MCUBS MidCity Investment Corp.	3,151	2,187,007
Meitec Corp.	31,000	1,368,781
Mitsubishi Heavy Industries Ltd.	58,000	1,487,330

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Schwab International Core Equity Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Mitsubishi UFJ Financial Group, Inc.	2,899,400	11,713,575
Mitsubishi UFJ Lease & Finance Co., Ltd.	672,900	3,213,122
Morinaga & Co., Ltd.	73,900	3,036,933
Nexon Co., Ltd.	49,700	802,455
Nihon Unisys Ltd.	49,452	1,430,195
Nintendo Co., Ltd.	7,000	2,890,468
Olympus Corp.	140,000	2,221,361
Ono Pharmaceutical Co., Ltd.	85,000	2,047,846
Optorun Co., Ltd.	79,700	2,164,785
Pan Pacific International Holdings Corp.	182,000	3,526,011
Recruit Holdings Co., Ltd.	51,000	1,487,730
Sankyu, Inc.	123,380	4,741,227
Seino Holdings Co., Ltd.	229,000	2,726,265
Shin-Etsu Chemical Co., Ltd.	60,979	6,726,105
Shionogi & Co., Ltd.	161,919	8,942,384
SMC Corp.	3,000	1,356,067
Sony Corp.	234,798	15,110,208
Sumco Corp.	153,200	2,181,123
Sumitomo Mitsui Financial Group, Inc.	136,400	3,586,942
Takuma Co., Ltd.	418,100	4,520,342
Tokyo Electron Ltd.	50,500	10,755,533
Tokyo Steel Manufacturing Co., Ltd.	546,253	3,477,831
Toyota Motor Corp.	69,600	4,303,150
Trend Micro, Inc.	70,000	3,551,228
		172,974,041

Luxembourg 0.1%
Aroundtown S.A.	130,740	703,234

Mexico 0.1%
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	196,059	714,243

Netherlands 6.6%
Adyen N.V. *	3,042	3,004,217
ASM International N.V.	10,116	1,113,550
ASML Holding N.V.	9,552	2,789,999
Heineken Holding N.V.	163,402	12,731,451
Koninklijke Ahold Delhaize N.V.	626,691	15,216,267
Signify N.V.	115,582	2,352,827
Unilever N.V.	106,259	5,291,621
Wolters Kluwer N.V.	55,989	4,118,183
		46,618,115

New Zealand 0.8%
Spark New Zealand Ltd.	2,195,714	5,942,289

Republic of Korea 0.8%
Samsung Electronics Co., Ltd.	93,239	3,833,757
SFA Engineering Corp.	50,000	1,441,406
		5,275,163

Singapore 1.7%
DBS Group Holdings Ltd.	348,000	4,899,530
Singapore Exchange Ltd.	981,509	6,693,008
		11,592,538

Spain 2.4%
ACS Actividades de Construccion y Servicios S.A.	177,022	4,426,686
Amadeus IT Group S.A.	44,316	2,115,311
Security	Number of Shares	Value ($)
Banco Bilbao Vizcaya Argentaria S.A.	69,993	228,791
Industria de Diseno Textil S.A.	146,483	3,751,780
Red Electrica Corp. S.A.	348,013	6,125,680
		16,648,248

Sweden 1.4%
Evolution Gaming Group AB	46,469	2,128,120
Kungsleden AB	145,373	1,107,081
Sandvik AB *	422,558	6,500,385
		9,735,586

Switzerland 12.7%
ABB Ltd.	289,339	5,492,311
Credit Suisse Group AG	671,832	6,134,254
Forbo Holding AG	2,256	3,024,360
Geberit AG	9,005	4,027,061
Nestle S.A.	148,435	15,720,754
Novartis AG	280,144	23,907,056
Roche Holding AG	79,007	27,359,914
Sonova Holding AG	10,791	1,949,002
Zurich Insurance Group AG	5,579	1,768,846
		89,383,558

Taiwan 1.2%
Largan Precision Co., Ltd.	27,000	3,680,466
Taiwan Semiconductor Manufacturing Co., Ltd.	503,000	5,074,161
		8,754,627

United Kingdom 12.0%
Ashmore Group plc	269,576	1,285,293
AstraZeneca plc	34,335	3,591,166
Aviva plc	2,999,146	9,069,798
BAE Systems plc	107,627	686,491
BHP Group plc	929,022	15,593,608
Experian plc	143,241	4,301,579
Ferguson plc	19,572	1,411,185
GlaxoSmithKline plc	372,680	7,775,071
Prudential plc	129,925	1,832,905
RELX plc	586,166	13,224,956
Rightmove plc	1,073,668	6,713,040
Royal Dutch Shell plc, A Shares	145,088	2,388,765
SSE plc	124,074	1,946,147
Unilever plc	282,089	14,525,375
		84,345,379
Total Common Stock
(Cost $721,934,691)		697,182,149

Other Investment Company 0.3% of net assets

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.22% (b)	2,364,834	2,364,834
Total Other Investment Company
(Cost $2,364,834)		2,364,834
*	Non-income producing security.
(a)	Represents a China based company which is listed on the Hong Kong exchange and traded in Hong Kong dollars.
(b)	The rate shown is the 7-day yield.

67
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Schwab International Core Equity Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$546,535,550	$—	$546,535,550
Brazil	1,530,716	—	—	1,530,716
Canada	12,399,967	—	—	12,399,967
Mexico	714,243	—	—	714,243
Netherlands	20,967,401	25,650,714	—	46,618,115
Switzerland	3,024,360	86,359,198	—	89,383,558
Other Investment Company[1]	2,364,834	—	—	2,364,834
Total	$41,001,521	$658,545,462	$—	$699,546,983
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
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Schwab International Core Equity Fund
Statement of Assets and Liabilities

As of April 30, 2020; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $724,299,525)		$699,546,983
Foreign currency, at value (cost $276,757)		279,377
Receivables:
Investments sold		16,530,397
Fund shares sold		2,878,833
Dividends		2,661,124
Foreign tax reclaims		1,699,034
Income from securities on loan		40,748
Prepaid expenses	+	25,980
Total assets		723,662,476
Liabilities
Payables:
Investments bought		18,602,974
Investment adviser and administrator fees		310,292
Shareholder service fees		131,189
Independent trustees’ fees		249
Fund shares redeemed		2,595,717
Accrued expenses	+	313,106
Total liabilities		21,953,527
Net Assets
Total assets		723,662,476
Total liabilities	–	21,953,527
Net assets		$701,708,949
Net Assets by Source
Capital received from investors		891,975,325
Total distributable loss		(190,266,376)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$701,708,949		86,129,250		$8.15

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See financial notes

Schwab International Core Equity Fund
Statement of Operations

For the period November 1, 2019 through April 30, 2020; unaudited
Investment Income
Dividends (net of foreign withholding tax of $1,267,750)		$10,140,724
Securities on loan, net	+	94,213
Total investment income		10,234,937
Expenses
Investment adviser and administrator fees		2,513,314
Shareholder service fees		1,055,232
Custodian fees		113,119
Portfolio accounting fees		43,742
Professional fees		24,146
Transfer agent fees		20,844
Shareholder reports		17,909
Registration fees		15,914
Independent trustees’ fees		6,143
Other expenses	+	11,835
Total expenses		3,822,198
Expense reduction by CSIM and its affiliates	–	93,197
Net expenses	–	3,729,001
Net investment income		6,505,936
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(34,672,303)
Net realized gains on futures contracts		4,125
Net realized losses on foreign currency transactions	+	(188,386)
Net realized losses		(34,856,564)
Net change in unrealized appreciation (depreciation) on investments		(113,779,598)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	35,550
Net change in unrealized appreciation (depreciation)	+	(113,744,048)
Net realized and unrealized losses		(148,600,612)
Decrease in net assets resulting from operations		($142,094,676)
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Schwab International Core Equity Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/19-4/30/20		11/1/18-10/31/19
Net investment income		$6,505,936	$25,716,639
Net realized losses		(34,856,564)	(113,223,498)
Net change in unrealized appreciation (depreciation)	+	(113,744,048)	154,448,499
Increase (decrease) in net assets from operations		(142,094,676)	66,941,640
Distributions to Shareholders
Total distributions		($34,016,026)	($29,979,566)

Transactions in Fund Shares
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		8,281,181	$71,296,954	16,140,498	$153,928,560
Shares reinvested		2,656,064	26,826,251	2,751,748	24,710,692
Shares redeemed	+	(21,966,884)	(195,814,606)	(42,745,841)	(406,370,048)
Net transactions in fund shares		(11,029,639)	($97,691,401)	(23,853,595)	($227,730,796)
Shares Outstanding and Net Assets
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		97,158,889	$975,511,052	121,012,484	$1,166,279,774
Total decrease	+	(11,029,639)	(273,802,103)	(23,853,595)	(190,768,722)
End of period		86,129,250	$701,708,949	97,158,889	$975,511,052
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Schwab Active Equity Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Schwab Core Equity Fund	Schwab Target 2040 Fund
Schwab Dividend Equity Fund	Schwab Target 2045 Fund
Schwab Large-Cap Growth Fund	Schwab Target 2050 Fund
Schwab Small-Cap Equity Fund	Schwab Target 2055 Fund
Schwab Hedged Equity Fund	Schwab Target 2060 Fund
Schwab Health Care Fund	Schwab Fundamental US Large Company Index Fund
Schwab International Core Equity Fund	Schwab Fundamental US Small Company Index Fund
Schwab S&P 500 Index Fund	Schwab Fundamental International Large Company Index Fund
Schwab Small-Cap Index Fund®	Schwab Fundamental International Small Company Index Fund
Schwab Total Stock Market Index Fund®	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Fundamental Global Real Estate Index Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Target 2010 Index Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Target 2015 Index Fund
Schwab International Index Fund®	Schwab Target 2020 Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Target 2025 Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Target 2030 Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Target 2035 Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Target 2040 Index Fund
Laudus International MarketMasters Fund™	Schwab Target 2045 Index Fund
Schwab Balanced Fund	Schwab Target 2050 Index Fund
Schwab Target 2010 Fund	Schwab Target 2055 Index Fund
Schwab Target 2015 Fund	Schwab Target 2060 Index Fund
Schwab Target 2020 Fund	Schwab Monthly Income Fund - Moderate Payout
Schwab Target 2025 Fund	Schwab Monthly Income Fund - Enhanced Payout
Schwab Target 2030 Fund	Schwab Monthly Income Fund - Maximum Payout
Schwab Target 2035 Fund
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds invest in certain other investment companies (underlying funds). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
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Schwab Active Equity Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the NAV of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
•   Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency
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Schwab Active Equity Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of April 30, 2020 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) or any affiliate of CSIM.
As of April 30, 2020, certain funds had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of April 30, 2020, if any, are disclosed in each fund’s Portfolio Holdings. The value of the securities on loan and the investment of cash collateral are also disclosed in each fund’s Statement of Assets and Liabilities.
Cash Management Transactions: The funds may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This
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Schwab Active Equity Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
fully automated program allows the funds to earn interest on cash balances, however, interest rates may be negative due to overnight rates at the central bank of the denominated currency. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed.
Short Sales: Dividends declared on short positions are recorded on the ex-date as an expense. When a fund sells securities short (sells securities it does not own), the fund identifies assets worth at least 100% of the value of the short securities as collateral. If the market value of the short securities subsequently falls, the fund can realize a gain by closing the short position. However, if the value rises, the fund typically would have to add to its collateral or close out its short position at a loss. The potential for losses associated with short positions is much greater than the original value of the securities sold short and may exceed amounts recorded in the Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
If a fund sells securities short, it records the proceeds received as an asset and the obligation to buy back the securities as a liability. At the time a short sale is initiated, the asset and liability are of equal value and effectively cancel each other out. Subsequently, the fund values the liability side of the transaction according to the market price of the securities sold short, and values the asset side according to the value of the proceeds. When a fund closes out a short position (buys the security), it records the outcome as a realized gain or loss. Dividends accrued on securities sold short are recorded as an expense on a fund’s records and presented in the Statement of Operations. A fund may also incur stock loan fees which represent the cost of borrowing securities used for short sale transactions. A fund may also earn rebates as an element of the broker arrangement, which are recorded as an offset to stock loan fees on short sales transactions. The stock loan fees on short sales are recognized on the Statement of Operations. In the event that rebates exceed the stock loan fees on short sales, the net rebates are recognized as a component of investment income on the Statement of Operations.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract or forward position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends, in the form of cash or non-cash income such as in the form of additional securities, and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
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Schwab Active Equity Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
The Schwab International Core Equity Fund filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. For additional details see Affiliates and Affiliated Transactions in financial note 4, Other Affiliated Transactions.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The funds make distributions from net investment income, if any, once a year, with the exception of Schwab Dividend Equity Fund which typically pays quarterly dividends. The funds make distributions from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of April 30, 2020, if any, are reflected in each fund’s Statement of Assets and Liabilities.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(k) Recent Accounting Standards:
In August 2018, the FASB issued Accounting Standards Update “Fair Value Measurement (Topic 820)” (ASU 2018-13) which modifies the disclosure requirements for fair value measurement by removing, modifying, or adding certain disclosures. The amendments are effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The funds are permitted to early adopt any removed or modified disclosures upon issuance of this update and delay adoption of the additional disclosures until their effective date. The funds have early adopted certain removed or modified disclosures, including the
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Schwab Active Equity Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timing of transfers between levels upon issuance of ASU 2018-13, and have delayed adoption of the additional disclosures until their effective date. At this time, management is currently evaluating the impact that the adoption of the additional disclosures will have on the funds’ financial statements.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Management Risk. The funds’ investment adviser makes investment decisions for the funds using a strategy based largely on historical information. There is no guarantee that a strategy based on historical information will produce the desired results in the future. In addition, the portfolio optimization process used by each fund to assist in constructing the fund’s portfolio does not assure successful investment. Securities selected with the assistance of the process may be negatively impacted by factors or events not foreseen in developing the process. As a result, a fund may have a lower return than if it were managed using another process or strategy.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Growth Investing Risk. Growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
Dividend Paying Stock Risk. To the extent that a fund invests in dividend paying stocks, the fund’s performance will correlate with the performance of the dividend paying stock segment of the stock market, and the fund may underperform funds that do not limit their investments to dividend paying stocks. If stocks held by a fund reduce or stop paying dividends, the fund’s ability to generate income may be affected.
Derivatives Risk. The principal type of derivative used by a fund is a futures contract. A futures contract is an agreement to buy or sell a financial instrument at a specific price on a specific day. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC), could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules. A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk, market risk and management risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to lack of availability risk, credit risk, leverage risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives
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Schwab Active Equity Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
can have a disproportionately large impact on a fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause a fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase its volatility, and could cause the fund to lose more than the initial amount invested.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Exchange-Traded Fund (ETF) Risk. When a fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.
REITs Risk. A fund’s investments in real estate investment trusts (REITs) will be subject to the risks associated with the direct ownership of real estate, including fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. REITs are also subject to certain additional risks; for example, REITs are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences on a fund. In addition, REITs have their own expenses, and a fund will bear a proportionate share of those expenses.
Short Sales Risk. To the extent a fund establishes both long and short positions in equity securities the fund’s long positions could decline in value at the same time that the value of the stocks sold short increase, thereby increasing the fund’s overall potential for loss. The price of a borrowed security in a short sale transaction may be more or less than the price at which the security was sold by the fund. A fund’s short sales may result in a loss if the prices of the borrowed securities rise and it costs more to replace the borrowed securities. In contrast to a fund’s long positions, the potential loss on the fund’s short positions is unlimited. In addition, the lender of the borrowed securities may require a fund to return the securities on short notice, which may require the fund to purchase the borrowed securities at an unfavorable price and could result in a loss to the fund.
Foreign Investment Risk. A fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. To the extent a fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with a fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
Concentration Risk. The investments of certain funds are concentrated in issuers doing business in the same sector, and therefore, the companies in which a fund invests will be affected by many of the same factors, such as legislative or regulatory changes, intense competition for market share and other competitive challenges. In addition, a fund is subject to the risks that stocks of these companies may underperform other segments of the equity market or stock market as a whole and are likely to have above-average volatility.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Portfolio Turnover Risk. The funds buy and sell portfolio securities actively. This may cause a fund’s portfolio turnover rate and transaction costs to rise, which may lower a fund’s performance and may increase the likelihood of capital gains distributions.
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
% of Average Daily Net Assets	Schwab Core Equity Fund	Schwab Dividend Equity Fund	Schwab Large-Cap Growth Fund	Schwab Small-Cap Equity Fund	Schwab Hedged Equity Fund	Schwab International Core Equity Fund
Flat rate	0.47%	0.62%	0.72%	0.81%	1.05%	0.58%

% of Average Daily Net Assets	Schwab Health Care Fund
First $500 million	0.54%
$500 million to $1 billion	0.515%
Over $1 billion	0.49%
For the period ended April 30, 2020, the aggregate advisory fee paid to CSIM by the Schwab Health Care Fund was 0.53%, as a percentage of the fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of CSIM (together, service providers), of certain shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds), and a fund will pay no more than 0.25% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service provider. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Expense Limitation
Although these agreements specify certain fees for these services, CSIM and its affiliates have made an additional agreement with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses (expense limitation). The expense limitation as a percentage of average daily net assets is as follows:
Schwab Core Equity Fund	Schwab Dividend Equity Fund	Schwab Large-Cap Growth Fund	Schwab Small-Cap Equity Fund	Schwab Hedged Equity Fund	Schwab Health Care Fund	Schwab International Core Equity Fund
0.75%	0.89%	0.99%	1.12%	1.33%*	0.82%	0.86%
*	Excludes dividend expenses and stock loan fees paid on securities sold short.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Certain funds in the Fund Complex (for definition refer to Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of April 30, 2020, as applicable:
	Underlying Funds
	Schwab Core Equity Fund	Schwab Dividend Equity Fund	Schwab Small-Cap Equity Fund	Schwab International Core Equity Fund
Schwab Balanced Fund	9.2%	—%	11.4%	—%
Schwab Monthly Income Fund - Enhanced Payout	—%	2.5%	—%	—%
Schwab Monthly Income Fund - Maximum Payout	—%	1.0%	—%	—%
Schwab Monthly Income Fund - Moderate Payout	—%	2.0%	—%	—%
Schwab Target 2010 Fund	0.1%	0.0%*	0.1%	0.2%
Schwab Target 2015 Fund	0.2%	0.0%*	0.2%	0.4%
Schwab Target 2020 Fund	1.5%	0.1%	1.4%	3.0%
Schwab Target 2025 Fund	2.5%	0.1%	2.7%	4.5%
Schwab Target 2030 Fund	4.9%	1.2%	6.2%	9.2%
Schwab Target 2035 Fund	2.7%	1.1%	3.8%	5.1%
Schwab Target 2040 Fund	5.8%	3.0%	8.9%	11.3%
Schwab Target 2045 Fund	1.1%	0.6%	1.6%	2.1%
Schwab Target 2050 Fund	1.1%	0.7%	1.8%	2.2%
Schwab Target 2055 Fund	0.6%	0.5%	1.1%	1.3%
Schwab Target 2060 Fund	0.1%	0.1%	0.2%	0.2%
*	Less than 0.05%
Other Affiliated Transactions
The professional fees related to foreign withholding tax claims discussed in financial note 2 were non-routine expenses. The investment adviser agreed to pay these professional fees, which are subject to reimbursement by the Schwab International Core Equity Fund to the extent the fund is able to successfully recover taxes withheld in the future.
As of April 30, 2020, the balance of professional fees related to foreign withholding tax subject to future reimbursement by the fund to the investment adviser was $19,171 for Schwab International Core Equity Fund. There were no professional fees incurred by the Schwab International Core Equity Fund and no reimbursements made by the Schwab International Core Equity Fund to the investment adviser during the period ended April 30, 2020.
No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.
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Financial Notes, unaudited (continued)

6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), maturing on October 1, 2020. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on November 29, 2019. On November 29, 2019, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing November 27, 2020. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:
For the period ended April 30, 2020, purchases and sales of securities (excluding short-term obligations) were as follows:
	Purchases of Securities	Sales of Securities
Schwab Core Equity Fund	$922,212,734	$1,077,595,482
Schwab Dividend Equity Fund	236,882,552	326,281,407
Schwab Large-Cap Growth Fund	59,276,781	71,986,273
Schwab Small-Cap Equity Fund	273,667,736	292,820,551
Schwab Hedged Equity Fund*	110,920,188	152,642,420
Schwab Health Care Fund	234,443,452	301,511,403
Schwab International Core Equity Fund	387,522,124	512,302,598
*	Including securities sold short.

8. Derivatives:
The funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The current value and variation margin for futures contracts held at April 30, 2020, if any, are presented on the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended April 30, 2020, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Notional Amounts	Number of Contracts
Schwab Core Equity Fund	$3,675,294	23
Schwab Dividend Equity Fund	359,280	2
Schwab Large-Cap Growth Fund	92,317	1
Schwab Small-Cap Equity Fund	1,639,429	29
Schwab Hedged Equity Fund	230,286	1
Schwab Health Care Fund	138,476	1
Schwab International Core Equity Fund	421,846	4
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Financial Notes, unaudited (continued)

9. Federal Income Taxes:
As of April 30, 2020, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab Core Equity Fund	Schwab Dividend Equity Fund	Schwab Large-Cap Growth Fund	Schwab Small-Cap Equity Fund	Schwab Hedged Equity Fund	Schwab Health Care Fund	Schwab International Core Equity Fund
Tax cost	$1,502,178,107	$609,452,103	$113,129,850	$473,408,619	$47,674,878	$497,906,138	$727,066,261
Gross unrealized appreciation	$456,396,654	$67,613,545	$67,155,002	$41,291,431	$25,979,451	$249,361,642	$55,657,970
Gross unrealized depreciation	(55,307,239)	(58,222,632)	(4,575,484)	(72,799,601)	(14,716,503)	(5,740,760)	(83,177,248)
Net unrealized appreciation (depreciation)	$401,089,415	$9,390,913	$62,579,518	($31,508,170)	$11,262,948	$243,620,882	($27,519,278)
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2019, the funds had capital loss carryforwards available to offset future net capital gains as follows:
Expiration Date	Schwab Core Equity Fund	Schwab Dividend Equity Fund	Schwab Large-Cap Growth Fund	Schwab Small-Cap Equity Fund	Schwab Hedged Equity Fund
No expiration	$—	$—	$—	$41,249,674	$15,795,438
Total	$—	$—	$—	$41,249,674	$15,795,438

Expiration Date	Schwab Health Care Fund	Schwab International Core Equity Fund
No expiration	$—	$127,145,053
Total	$—	$127,145,053
For the fiscal year ended October 31, 2019, the Schwab Hedged Equity Fund had other accumulated losses of $79,118.
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of April 30, 2020. The tax-basis components of distributions paid during the fiscal year ended October 31, 2019, were as follows:
	Schwab Core Equity Fund	Schwab Dividend Equity Fund	Schwab Large-Cap Growth Fund	Schwab Small-Cap Equity Fund	Schwab Hedged Equity Fund
Ordinary income	$50,106,445	$17,703,109	$6,863,262	$47,742,964	$2,154,010
Long-term capital gains	208,707,447	98,971,136	17,392,917	57,318,761	17,187,468

	Schwab Health Care Fund	Schwab International Core Equity Fund
Ordinary income	$13,608,829	$29,979,566
Long-term capital gains	60,136,138	—
As of October 31, 2019, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended October 31, 2019, the funds did not incur any interest or penalties.
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Financial Notes, unaudited (continued)

10. Independent Registered Public Accounting Firm:
On June 8, 2020, the Audit, Compliance and Valuation Committee of the Board approved, and on June 9, 2020, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Schwab Funds Complex for fiscal periods ending after June 8, 2020.
On June 8, 2020, the PricewaterhouseCoopers LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Schwab Funds Complex. The Prior Auditor’s reports on the financial statements of the funds for the past two fiscal years, the years ended October 31, 2018 and October 31, 2019, did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the last two fiscal year-ends and through June 8, 2020, there were no (1) disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its reports on the funds’ financial statements for such periods; or (2) “reportable events,” as that term is defined in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

11. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 99 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	99	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	99	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	99	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	99	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	99	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	99	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	99	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	99	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	99	Director (2012 – present), Eaton Corporation plc

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	99	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	99	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	99	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Schwab Active Equity Funds  |  Semiannual Report

Schwab Active Equity Funds
Glossary

asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Bloomberg Barclays US Aggregate Bond Index   An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
Dividend Equity Spliced Index  An internally calculated index, comprised of the S&P 500 Index from inception of the Schwab Dividend Equity Fund until the close of business on February 27, 2015, and the Russell 1000 Value Index thereafter.
Dow Jones Global Health Care Index  An index that measures the performance of healthcare providers, researchers, and supplies producers around the world. The index is quoted in U.S. dollars.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
return on equity (ROE)  The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 1000 Growth Index  An index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000 Index  An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 1000 Value Index  An index that measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Schwab Active Equity Funds  |  Semiannual Report

Notes

Notes

Notes

Schwab Active Equity Funds
Charles Schwab Investment Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Charles Schwab Investment Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2020 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR27230-17
00245381

Semiannual Report  |  April 30, 2020
Schwab Fundamental Index* Funds

Schwab Fundamental
US Large Company Index Fund
Schwab Fundamental
US Small Company Index Fund
Schwab Fundamental International
Large Company Index Fund
Schwab Fundamental International
Small Company Index Fund
Schwab Fundamental Emerging Markets
Large Company Index Fund
New Notice Regarding Shareholder Report Delivery Options
Beginning on January 1, 2021, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary (such as a bank or broker-dealer). Instead, the reports will be made available on a fund’s website www.schwabfunds.com/schwabfunds_prospectus, and you will be notified by mail each time a report is posted and the mailing will provide a website link to access the report. You will continue to receive other fund regulatory documents (such as prospectuses or supplements) in paper unless you have elected to receive all fund documents electronically.
If you would like to receive a fund’s future shareholder reports in paper free of charge after January 1, 2021, you can make that request:
• If you invest through Charles Schwab & Co, Inc. (broker-dealer), by calling 1-866-345-5954 and using the unique identifier attached to this mailing;
• If you invest through another financial intermediary (such as a bank or broker-dealer) by contacting them directly; or
• If owned directly through a fund by calling 1-800-407-0256.
If you already receive shareholder reports and other fund documents electronically, you will not be affected by this change and you need not take any action.
*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

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Schwab Fundamental Index Funds
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the schedules of Condensed Portfolio Holdings are sub-categories of Sector classifications.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental Index Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Total Return for the 6 Months Ended April 30, 2020
Schwab Fundamental US Large Company Index Fund (Ticker Symbol: SFLNX)	-11.21%
Russell RAFITM US Large Company Index	-11.19%
Russell 1000® Index	-3.56%
Fund Category: Morningstar Large Value[1]	-13.72%
Performance Details	pages 8-9

Schwab Fundamental US Small Company Index Fund (Ticker Symbol: SFSNX)	-22.09%
Russell RAFITM US Small Company Index	-22.07%
Russell 2000® Index	-15.47%
Fund Category: Morningstar Small Blend[1]	-18.89%
Performance Details	pages 10-11

Schwab Fundamental International Large Company Index Fund[2] (Ticker Symbol: SFNNX)	-19.75%
Russell RAFITM Developed ex US Large Company Index (Net)[3]	-19.57%
MSCI EAFE® Index (Net)[3]	-14.21%
Fund Category: Morningstar Foreign Large Value[1]	-18.36%
Performance Details	pages 12-13
Total Return for the 6 Months Ended April 30, 2020
Schwab Fundamental International Small Company Index Fund[2] (Ticker Symbol: SFILX)	-16.99%
Russell RAFITM Developed ex US Small Company Index (Net)[3]	-16.60%
S&P Developed ex-U.S. Small Cap Index (Net)[3]	-14.73%
Fund Category: Morningstar Foreign Small/Mid Blend[1]	-15.88%
Performance Details	pages 14-15

Schwab Fundamental Emerging Markets Large Company Index Fund[2] (Ticker Symbol: SFENX)	-20.50%
Russell RAFITM Emerging Markets Large Company Index (Net)[3]	-19.49%
MSCI Emerging Markets Index (Net)[3]	-10.50%
Fund Category: Morningstar Diversified Emerging Markets[1]	-12.75%
Performance Details	pages 16-17

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for each fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Index ownership — The funds are not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFITM Index Series (the Indices) or otherwise. The Indices are compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Indices and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. CSIM has obtained full license from Russell to use the Indices. For full disclaimer please see the funds’ statement of additional information.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[2]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental Index Funds
From the President

Jonathan de St. Paer
President of Charles Schwab
Investment Management, Inc.
and the funds covered
in this report.
Dear Shareholder,
The six-month reporting period ended April 30, 2020 represented one of the most volatile investing environments on record, as the COVID-19 pandemic continued to impact nearly every aspect of daily life. Up until the last week of February 2020, U.S. stock market performance was strong, with the longest bull market cycle in history continuing and major equity indices hitting new highs. But the rapid spread of COVID-19 around the world in late February and throughout March prompted increasingly strict government social distancing policies and travel restrictions that brought many economies to an abrupt halt and sent stock markets reeling. Against this unprecedented backdrop, a new record was set for the fastest U.S. market decline, with the S&P 500® Index, a bellwether for the overall U.S. stock market, dropping 30% in just 22 trading days. Global markets saw similar sell-offs. Stocks in the U.S. and abroad regained some lost ground in April, but investors continued to grapple with historic market volatility. For the six-month reporting period ended April 30, 2020, the S&P 500® Index returned -3.2%, while the Russell 2000® Index, a measure of U.S. small-cap stocks, returned -15.5% and the MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned -14.2%.
We don’t know yet what the full impact of the COVID-19 pandemic will be or how long it will last. The sudden health crisis, sharp increase in unemployment, and market declines have understandably rattled investors, leading many to seek the perceived safety of asset classes such as cash. Market volatility and declines can be difficult to withstand, and can engender strong emotional reactions, such as selling out of fear or staying on the sidelines. In the longer-term, this can often make investing outcomes worse, as investors who missed out on the market’s rebound in April may now realize. At times like these it’s important to remember that all market cycles, no matter how long, ultimately come to an end.
At Charles Schwab Investment Management, we believe that maintaining a long-term investing plan and a portfolio with exposure to a mix of asset classes that perform differently over time is one way to weather the ups and downs that come with investing. We designed the Schwab Fundamental Index Funds with this long-term perspective in mind. The funds can serve as a complement to traditional market-cap index and actively managed strategies. In weighting fund holdings based on objective financial measures of company size, Fundamental Index funds can have different risk exposures than index funds that use market capitalization to weight the same set of stocks. As a

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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental Index Funds
From the President (continued)

“ We are committed to serving our clients through this extraordinarily challenging time.”
result, Fundamental Index and market-cap index strategies can perform differently over time—a key reason why we believe many investors can benefit from combining both approaches.
We are committed to serving our clients through this extraordinarily challenging time. While market volatility and uncertainty can be unsettling, we believe that having a diversified portfolio and investing plan to rely on can make it easier for investors to achieve their long-term goals, even during difficult times like these.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Fundamental Index Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
Diversification and asset allocation strategies do not ensure a profit and cannot protect against losses in a declining market.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental Index Funds
The Investment Environment

For most of the first four months of the six-month reporting period ended April 30, 2020, U.S. and international stocks rose steadily, with several key U.S. market indices hitting record highs in mid-February. However, beginning in late February, the COVID-19 pandemic wreaked havoc on the global economy, prompting dramatic social distancing restrictions, shuttering businesses, and resulting in a new record for the fastest U.S. market decline with the S&P 500® Index, a bellwether for the overall U.S. stock market, dropping 30% in just 22 trading days. At their lows, key U.S. and international equity indices had lost as much as one-third of their former value. By the end of March, governments and central banks around the world began passing massive emergency rescue and fiscal stimulus measures in an effort to support their economies. While the extraordinary response prompted a rally in global equity markets from their March lows, historic volatility remained throughout April with most global equity markets ending the reporting period in negative territory. Over the reporting period, the U.S. dollar strengthened against a basket of international currencies, generally reducing the returns on overseas investments in U.S. dollar terms. The S&P 500® Index returned -3.16% for the reporting period. Although both lost ground, U.S. small-cap stocks significantly underperformed U.S. large-cap stocks, with the Russell 2000® Index and the Russell 1000® Index returning -15.47% and -3.56%, respectively, for the reporting period. Among large-caps, growth stocks outperformed value stocks by a large margin, with growth sectors that are less reliant on consumer activity outperforming those more sensitive to consumer activity. The Russell 1000® Growth Index and Russell 1000® Value Index returned 6.09% and -13.66%, respectively, for the reporting period. Outside the U.S., the MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned -14.21% for the reporting period and the MSCI Emerging Markets Index (Net)* returned -10.50%.
Prior to the onset of the COVID-19 pandemic, economic growth around the globe was uneven. The U.S. economy, despite ongoing trade tensions with China, maintained steady growth in its record eleventh year of expansion, albeit at a slowing pace. In December, an announced partial trade resolution between the U.S. and China helped ease market tensions. U.S. gross domestic product (GDP) grew at an annual rate of 2.1% in the fourth quarter of 2019, but in the fallout of the COVID-19 pandemic fell sharply in the first quarter of 2020, contracting by 5.0%. Unemployment remained at record lows through most of the reporting period. However, a record number of unemployment claims in
Asset Class Performance Comparison % returns during the 6 months ended April 30, 2020

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental Index Funds
The Investment Environment (continued)

March resulted in the largest monthly unemployment rate increase since January 1975.In April, this record was broken again when unemployment skyrocketed, rising to the highest level since the Great Depression. Consumer confidence, which had remained solid for most of the reporting period, also fell steeply in March and April and ended the reporting period at its lowest level since 2014. Inflation crept up slightly in the first four months of the reporting period before retreating in March and April, with April seeing the largest monthly decline since December 2008.
Outside the U.S., conditions continued to soften, dampened by slowing economic output, slumping world trade, geopolitical concerns, and the COVID-19 pandemic. The COVID-19 pandemic exacerbated existing weakness around the globe, dramatically slowing growth amid stay-at-home orders, supply chain disruptions, and broadly diminishing demand. Oil prices deteriorated amid significantly reduced demand, coupled with rising U.S. crude production and a price war between Russia and Saudi Arabia. In April, oil futures fell into negative territory as storage capacity evaporated and demand waned, ending the reporting period at just under $19 per barrel. First quarter growth was negative in the eurozone. First quarter growth was also negative in the United Kingdom. In January, Brexit occurred with the formal departure of the United Kingdom from the European Union and the United Kingdom entered an 11-month transition period with respect to economic and customs matters. Japan’s economy also contracted and several Asian emerging market economies, including China and India, which had maintained stronger growth than many developed economies, declined sharply.
Central banks around the world, including the U.S. Federal Reserve (Fed), reduced their policy rates over the reporting period, while others maintained low—and for some international central banks, negative—interest rates. In the U.S., the Fed enacted three interest rate cuts in the second half of 2019—in July, September, and October, amid growing signs of global economic weakness that threatened to dampen U.S. economic growth, along with continued low inflation and weakness in manufacturing. As the economic implications of the COVID-19 pandemic grew, the Fed cut interest rates twice in 2020—by 0.50% in early March and by 1.00% in mid-March, resulting in a federal funds rate range of 0.00% to 0.25%. In addition, the Fed announced extensive emergency measures to support the economy in light of the pandemic, including massive purchases of U.S. Treasuries and other securities to support smooth market functioning, new financing for employers, consumers, and businesses, facilitating the flow of credit to municipalities, and the establishment of facilities to support credit to businesses and consumers alike. Outside the U.S., central banks were similarly accommodative. The European Central Bank held interest rates at 0%, unchanged since March 2016, and launched a new asset purchase program to help counter the impact of the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and increased the pace of its purchases of exchange-traded funds (ETFs) and other assets. The Bank of England lowered its key official bank rate from 0.75% to 0.10% in two emergency rate cuts in March 2020. Central banks in key emerging market economies—including China, India, Mexico, and Russia—lowered their policy rates during the reporting period, initially in response to inflation and trade-related pressures, and subsequently in emergency moves to help mitigate the detrimental impacts of the COVID-19 pandemic.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental Index Funds
Fund Management

Christopher Bliss, CFA, Vice President and Head of Passive Equity Strategies, leads the portfolio management team for Schwab’s passive equity mutual funds and ETFs. He also has overall responsibility for all aspects of the management of the funds. Prior to joining CSIM in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a managing director and head of the Americas institutional index team. Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Jeremy Brown, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental US Large Company Index Fund and Schwab Fundamental US Small Company Index Fund. Prior to joining CSIM in 2017, Mr. Brown spent six years with ALPS Advisors, Inc. in Denver, most recently as a senior analyst on the ETF portfolio management and research team where he performed portfolio management, trading and analytics/research functions for ALPS ETFs and passive funds. Additionally, Mr. Brown led a number of investment research, commentary, industry trend analysis, and sales and marketing support initiatives.

Chuck Craig, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental International Large Company Index Fund, Schwab Fundamental International Small Company Index Fund, and Schwab Fundamental Emerging Markets Large Company Index Fund. Prior to joining CSIM in 2012, Mr. Craig worked at Guggenheim Funds (formerly Claymore Group), where he spent more than five years as a managing director of portfolio management and supervision, and three years as vice president of product research and development. Prior to that, he worked as an equity research analyst at First Trust Portfolios (formerly Niké Securities), and a trader and analyst at PMA Securities, Inc.

Ferian Juwono, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental US Large Company Index Fund and Schwab Fundamental US Small Company Index Fund. Prior to joining CSIM in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors), where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and two years as a senior business analyst. Prior to that, Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

Jane Qin, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental International Large Company Index Fund, Schwab Fundamental International Small Company Index Fund, and Schwab Fundamental Emerging Markets Large Company Index Fund. Prior to joining CSIM in 2012, Ms. Qin spent more than four years at The Bank of New York Mellon Corporation. During that time, Ms. Qin spent more than two years as an associate equity portfolio manager and nearly two years as a performance analyst. She also worked at Wells Fargo Funds Management as a mutual fund analyst and at CIGNA Reinsurance in the risk management group as a risk analyst.

David Rios, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental International Large Company Index Fund, Schwab Fundamental International Small Company Index Fund, and Schwab Fundamental Emerging Markets Large Company Index Fund. Prior to this role, Mr. Rios was an associate portfolio manager on the Schwab equity index strategies team for four years. His first role with CSIM was as a trade operations specialist. Prior to joining CSIM in 2008, Mr. Rios was a senior fund accountant at Investors Bank & Trust (subsequently acquired by State Street Corporation).

Sabya Sinha, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental US Large Company Index Fund and Schwab Fundamental US Small Company Index Fund. Prior to joining CSIM in 2015, Mr. Sinha spent a year at F-Squared Investments on the product development and analytics team. Prior to F-Squared, he worked at IndexIQ Advisors as a senior index portfolio manager for three years and for Bank of America’s Columbia Management subsidiary as a portfolio manager for three years.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental US Large Company Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental US Large Company Index Fund (4/2/07)	-11.21%	-7.96%	5.39%	9.42%
Russell RAFITM US Large Company Index[2]	-11.19%	-7.82%	5.64%	N/A
Fundamental U.S. Large Company Spliced Index	-11.19%	-7.82%	5.64%	9.75%
Russell 1000® Index	-3.56%	0.09%	8.74%	11.57%
Fund Category: Morningstar Large Value[3]	-13.72%	-11.53%	3.40%	7.87%
Fund Expense Ratio[4]: 0.25%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Index ownership—The Schwab Fundamental US Large Company Index Fund is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFITM US Large Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. CSIM has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	The inception date of the Russell RAFITM US Large Company Index is February 24, 2011. The fund began tracking the index on October 19, 2012.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental US Large Company Index Fund
Performance and Fund Facts as of April 30, 2020

Statistics1
Number of Holdings	721
Weighted Average Market Cap (millions)	$223,347
Price/Earnings Ratio (P/E)	16.5
Price/Book Ratio (P/B)	1.9
Portfolio Turnover Rate	4% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental US Small Company Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental US Small Company Index Fund (4/2/07)	-22.09%	-21.98%	0.85%	6.72%
Russell RAFITM US Small Company Index[2]	-22.07%	-21.87%	1.06%	N/A
Fundamental U.S. Small Company Spliced Index	-22.07%	-21.87%	1.06%	6.97%
Russell 2000® Index	-15.47%	-16.39%	2.88%	7.69%
Fund Category: Morningstar Small Blend[3]	-18.89%	-19.30%	1.27%	6.83%
Fund Expense Ratio[4]: 0.25%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Index ownership—The Schwab Fundamental US Small Company Index Fund is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFITM US Small Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. CSIM has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	The inception date of the Russell RAFITM US Small Company Index is February 24, 2011. The fund began tracking the index on October 19, 2012.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[4]	As stated in the prospectus.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental US Small Company Index Fund
Performance and Fund Facts as of April 30, 2020

Statistics1
Number of Holdings	950
Weighted Average Market Cap (millions)	$4,549
Price/Earnings Ratio (P/E)	13.8
Price/Book Ratio (P/B)	1.3
Portfolio Turnover Rate	15% [2]
Sector Weightings % of Investments3

Top Equity Holdings % of Net Assets4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S& P and MSCI.
Small-company stocks are subject to greater volatility than many other asset classes.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[4]	This list is not a recommendation of any security by the investment adviser.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental International Large Company Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental International Large Company Index Fund (4/2/07)	-19.75%	-18.76%	-1.79%	2.23%
Russell RAFITM Developed ex US Large Company Index (Net)[3,4]	-19.57%	-18.26%	-1.67%	N/A
Fundamental Developed ex-U.S. Large Company Spliced Index	-19.57%	-18.26%	-1.67%	2.48%
MSCI EAFE® Index (Net)[3]	-14.21%	-11.34%	-0.17%	3.55%
Fund Category: Morningstar Foreign Large Value[5]	-18.36%	-17.51%	-2.88%	1.66%
Fund Expense Ratio[6]: 0.25%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Index ownership—The Schwab Fundamental International Large Company Index Fund is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFITM Developed ex US Large Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. CSIM has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	The fund’s performance relative to the index may be affected by fair-value pricing. See financial note 2 for more information.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[4]	The inception date of the Russell RAFITM Developed ex US Large Company Index (Net) is February 24, 2011. The fund began tracking the index on October 19, 2012.
[5]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[6]	As stated in the prospectus.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental International Large Company Index Fund
Performance and Fund Facts as of April 30, 2020

Statistics1
Number of Holdings	946
Weighted Average Market Cap (millions)	$52,028
Price/Earnings Ratio (P/E)	11.8
Price/Book Ratio (P/B)	0.9
Portfolio Turnover Rate	8% [2]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets3
Top Country Weightings % of Investments4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental International Small Company Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental International Small Company Index Fund (1/31/08)	-16.99%	-16.19%	0.46%	4.32%
Russell RAFITM Developed ex US Small Company Index (Net)[3,4]	-16.60%	-15.23%	0.82%	N/A
Fundamental Developed ex-U.S. Small Company Spliced Index	-16.60%	-15.23%	0.82%	4.79%
S&P Developed ex-U.S. Small Cap Index (Net)[3]	-14.73%	-12.86%	0.97%	4.89%
Fund Category: Morningstar Foreign Small/Mid Blend[5]	-15.88%	-15.40%	-0.26%	4.18%
Fund Expense Ratio[6]: 0.39%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Index ownership—The Schwab Fundamental International Small Company Index Fund is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFITM Developed ex US Small Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. CSIM has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	The fund’s performance relative to the index may be affected by fair-value pricing. See financial note 2 for more information.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[4]	The inception date of the Russell RAFITM Developed ex US Small Company Index (Net) is February 24, 2011. The fund began tracking the index on October 19, 2012.
[5]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[6]	As stated in the prospectus.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental International Small Company Index Fund
Performance and Fund Facts as of April 30, 2020

Statistics1
Number of Holdings	1,634
Weighted Average Market Cap (millions)	$3,312
Price/Earnings Ratio (P/E)	12.3
Price/Book Ratio (P/B)	0.9
Portfolio Turnover Rate	15% [2]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets3
Top Country Weightings % of Investments4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
Small-company stocks are subject to greater volatility than many other asset classes.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental Emerging Markets Large Company Index Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental Emerging Markets Large Company Index Fund (1/31/08)	-20.50%	-19.02%	-0.77%	-0.13%
Russell RAFITM Emerging Markets Large Company Index (Net)[3,4]	-19.49%	-17.58%	0.00%	N/A
Fundamental Emerging Markets Large Company Spliced Index	-19.49%	-17.58%	0.00%	0.83%
MSCI Emerging Markets Index (Net)[3]	-10.50%	-12.00%	-0.10%	1.45%
Fund Category: Morningstar Diversified Emerging Markets[5]	-12.75%	-12.93%	-0.71%	1.29%
Fund Expense Ratio[6]: 0.39%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Index ownership—The Schwab Fundamental Emerging Markets Large Company Index Fund is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFITM Emerging Markets Large Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. CSIM has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	The fund’s performance relative to the index may be affected by fair-value pricing. See financial note 2 for more information.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[4]	The inception date of the Russell RAFITM Emerging Markets Large Company Index (Net) is February 24, 2011. The fund began tracking the index on October 19, 2012.
[5]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[6]	As stated in the prospectus.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental Emerging Markets Large Company Index Fund
Performance and Fund Facts as of April 30, 2020

Statistics1
Number of Holdings	325
Weighted Average Market Cap (millions)	$75,771
Price/Earnings Ratio (P/E)	9.3
Price/Book Ratio (P/B)	1.1
Portfolio Turnover Rate	16% [2]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets3
Top Country Weightings % of Investments4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets. Investing in emerging markets may accentuate these risks.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental Index Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2019 and held through April 30, 2020.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 11/1/19	Ending Account Value (Net of Expenses) at 4/30/20	Expenses Paid During Period 11/1/19-4/30/20[2]
Schwab Fundamental US Large Company Index Fund
Actual Return	0.25%	$1,000.00	$ 887.90	$1.17
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.66	$1.26
Schwab Fundamental US Small Company Index Fund
Actual Return	0.25%	$1,000.00	$ 779.10	$1.11
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.66	$1.26
Schwab Fundamental International Large Company Index Fund
Actual Return	0.25%	$1,000.00	$ 802.50	$1.12
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.66	$1.26
Schwab Fundamental International Small Company Index Fund
Actual Return	0.39%	$1,000.00	$ 830.10	$1.77
Hypothetical 5% Return	0.39%	$1,000.00	$1,022.96	$1.96
Schwab Fundamental Emerging Markets Large Company Index Fund
Actual Return	0.39%	$1,000.00	$ 795.00	$1.74
Hypothetical 5% Return	0.39%	$1,000.00	$1,022.96	$1.96

[1]	Based on the most recent six-month expense ratio.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days of the period, and divided by 366 days of the fiscal year.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental US Large Company Index Fund
Financial Statements
Financial Highlights
	11/1/19– 4/30/20*	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15
Per-Share Data
Net asset value at beginning of period	$17.56	$17.47	$16.89	$15.12	$15.14	$15.56
Income (loss) from investment operations:
Net investment income (loss)[1]	0.21	0.42	0.38	0.35	0.34	0.33
Net realized and unrealized gains (losses)	(2.02)	1.08	0.76	2.52	0.44	(0.10)
Total from investment operations	(1.81)	1.50	1.14	2.87	0.78	0.23
Less distributions:
Distributions from net investment income	(0.43)	(0.42)	(0.36)	(0.34)	(0.34)	(0.26)
Distributions from net realized gains	(0.52)	(0.99)	(0.20)	(0.76)	(0.46)	(0.39)
Total distributions	(0.95)	(1.41)	(0.56)	(1.10)	(0.80)	(0.65)
Net asset value at end of period	$14.80	$17.56	$17.47	$16.89	$15.12	$15.14
Total return	(11.21%) [2]	10.56%	6.83%	19.69%	5.61%	1.44%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25% [3]	0.25%	0.25%	0.31% [4]	0.39%	0.39%
Net operating expenses	N/A	N/A	N/A [5]	0.30% [4]	0.35%	0.35%
Net investment income (loss)	2.50% [3]	2.53%	2.17%	2.19%	2.33%	2.16%
Portfolio turnover rate	4% [2]	20%	10%	15%	11%	12%
Net assets, end of period (x 1,000,000)	$4,387	$5,237	$4,887	$5,367	$4,569	$4,886

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective May 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
5
Effective May 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.
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Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Large Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2020 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.5%
General Motors Co.	944,898	0.5	21,061,776
Other Securities		1.0	43,053,695
		1.5	64,115,471

Banks 4.8%
Bank of America Corp.	1,315,033	0.7	31,626,544
Citigroup, Inc.	689,903	0.8	33,501,690
JPMorgan Chase & Co.	588,149	1.3	56,321,148
Wells Fargo & Co.	1,286,444	0.9	37,371,198
Other Securities		1.1	52,857,548
		4.8	211,678,128

Capital Goods 7.5%
3M Co.	140,776	0.5	21,386,690
General Electric Co.	5,073,579	0.8	34,500,337
Raytheon Technologies Corp.	320,655	0.5	20,781,651
Other Securities		5.7	252,322,309
		7.5	328,990,987

Commercial & Professional Services 0.6%
Other Securities		0.6	26,357,163

Consumer Durables & Apparel 1.3%
Other Securities		1.3	58,932,288

Consumer Services 1.7%
McDonald's Corp.	125,541	0.5	23,546,470
Other Securities		1.2	49,286,579
		1.7	72,833,049

Diversified Financials 4.8%
Berkshire Hathaway, Inc., Class B *	208,005	0.9	38,971,817
The Charles Schwab Corp. (b)	81,981	0.1	3,092,323
The Goldman Sachs Group, Inc.	111,681	0.5	20,484,529
Other Securities		3.3	149,879,966
		4.8	212,428,635

Energy 7.1%
Chevron Corp.	695,665	1.5	64,001,180
Exxon Mobil Corp.	2,009,209	2.1	93,367,942
Phillips 66	280,242	0.5	20,505,307
Security	Number of Shares	% of Net Assets	Value ($)
Valero Energy Corp.	354,629	0.5	22,465,747
Other Securities		2.5	109,147,826
		7.1	309,488,002

Food & Staples Retailing 3.5%
Costco Wholesale Corp.	89,320	0.6	27,063,960
The Kroger Co.	644,771	0.5	20,381,211
Walgreens Boots Alliance, Inc.	471,325	0.5	20,403,659
Walmart, Inc.	575,434	1.6	69,944,003
Other Securities		0.3	17,531,801
		3.5	155,324,634

Food, Beverage & Tobacco 4.5%
PepsiCo, Inc.	222,799	0.7	29,474,080
Philip Morris International, Inc.	349,255	0.6	26,054,423
The Coca-Cola Co.	526,869	0.6	24,178,018
Other Securities		2.6	117,508,351
		4.5	197,214,872

Health Care Equipment & Services 6.6%
Anthem, Inc.	81,386	0.5	22,847,492
CVS Health Corp.	719,972	1.0	44,314,277
UnitedHealth Group, Inc.	169,058	1.1	49,444,393
Other Securities		4.0	171,964,062
		6.6	288,570,224

Household & Personal Products 1.7%
The Procter & Gamble Co.	414,654	1.1	48,875,267
Other Securities		0.6	25,051,250
		1.7	73,926,517

Insurance 3.0%
Other Securities		3.0	131,646,733

Materials 3.2%
Other Securities		3.2	138,327,564

Media & Entertainment 4.5%
Alphabet, Inc., Class A *	20,224	0.6	27,235,661
Alphabet, Inc., Class C *	20,422	0.6	27,542,335
Comcast Corp., Class A	950,949	0.8	35,784,211
The Walt Disney Co.	306,120	0.8	33,106,878
Other Securities		1.7	73,857,404
		4.5	197,526,489

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Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental US Large Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Pharmaceuticals, Biotechnology & Life Sciences 7.5%
AbbVie, Inc.	267,254	0.5	21,968,279
Amgen, Inc.	112,294	0.6	26,862,971
Bristol-Myers Squibb Co.	324,625	0.5	19,740,446
Gilead Sciences, Inc.	446,073	0.9	37,470,132
Johnson & Johnson	438,213	1.5	65,749,479
Merck & Co., Inc.	448,857	0.8	35,612,314
Pfizer, Inc.	1,451,406	1.3	55,675,934
Other Securities		1.4	68,168,887
		7.5	331,248,442

Real Estate 1.6%
Other Securities		1.6	70,867,031

Retailing 5.2%
Amazon.com, Inc. *	9,939	0.6	24,589,086
Target Corp.	208,768	0.5	22,910,200
The Home Depot, Inc.	174,887	0.9	38,445,409
Other Securities		3.2	143,130,432
		5.2	229,075,127

Semiconductors & Semiconductor Equipment 3.9%
Intel Corp.	1,065,485	1.5	63,907,790
QUALCOMM, Inc.	345,862	0.6	27,208,964
Other Securities		1.8	81,514,560
		3.9	172,631,314

Software & Services 7.1%
International Business Machines Corp.	363,804	1.0	45,679,230
Microsoft Corp.	611,825	2.5	109,645,158
Oracle Corp.	517,411	0.6	27,407,261
Other Securities		3.0	126,888,558
		7.1	309,620,207

Technology Hardware & Equipment 8.6%
Apple, Inc.	858,153	5.7	252,125,352
Cisco Systems, Inc.	861,753	0.8	36,521,092
Other Securities		2.1	89,459,185
		8.6	378,105,629

Telecommunication Services 3.8%
AT&T, Inc.	2,478,314	1.7	75,514,228
Verizon Communications, Inc.	1,241,665	1.6	71,333,654
Other Securities		0.5	18,528,246
		3.8	165,376,128

Security	Number of Shares	% of Net Assets	Value ($)
Transportation 2.1%
Union Pacific Corp.	142,610	0.5	22,787,652
Other Securities		1.6	68,937,533
		2.1	91,725,185

Utilities 3.7%
Other Securities		3.7	160,868,041
Total Common Stock
(Cost $3,193,537,416)			4,376,877,860

Other Investment Companies 0.5% of net assets

Money Market Fund 0.1%
Other Securities		0.1	5,134,411

Securities Lending Collateral 0.4%
Other Securities		0.4	16,226,240
Total Other Investment Companies
(Cost $21,360,651)			21,360,651

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 06/19/20	87	12,625,440	322,246
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $15,286,182.
(b)	Issuer is affiliated with the fund's investment adviser.
(c)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended April 30, 2020:
	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 04/30/20	Balance of Shares Held at 04/30/20	Dividends Received
The Charles Schwab Corp.	$3,126,284	$253,026	($85,576)	($23,719)	($177,692)	$3,092,323	81,981	$27,076

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Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Large Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2020 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2020 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$4,376,877,860	$—	$—	$4,376,877,860
Other Investment Companies[1]	21,360,651	—	—	21,360,651
Futures Contracts[2]	322,246	—	—	322,246
Total	$4,398,560,757	$—	$—	$4,398,560,757
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
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See financial notes

Schwab Fundamental US Large Company Index Fund
Statement of Assets and Liabilities

As of April 30, 2020; unaudited
Assets
Investment in affiliated issuer, at value (cost $2,057,524)		$3,092,323
Investments in unaffiliated issuers, at value (cost $3,196,614,303) including securities on loan of $15,286,182		4,378,919,948
Collateral invested for securities on loan, at value (cost $16,226,240)		16,226,240
Deposit with broker for futures contracts		1,674,517
Receivables:
Fund shares sold		6,398,326
Dividends		5,032,262
Variation margin on futures contracts		322,418
Income from securities on loan	+	128,033
Total assets		4,411,794,067
Liabilities
Collateral held for securities on loan		16,226,240
Payables:
Investment adviser fees		850,981
Fund shares redeemed	+	8,082,276
Total liabilities		25,159,497
Net Assets
Total assets		4,411,794,067
Total liabilities	–	25,159,497
Net assets		$4,386,634,570
Net Assets by Source
Capital received from investors		3,218,366,755
Total distributable earnings		1,168,267,815

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$4,386,634,570		296,447,374		$14.80

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Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental US Large Company Index Fund
Statement of Operations

For the period November 1, 2019 through April 30, 2020; unaudited
Investment Income
Dividends received from affiliated issuer		$27,076
Dividends received from unaffiliated issuers (net of foreign withholding tax of $4,557)		67,587,544
Securities on loan, net	+	719,021
Total investment income		68,333,641
Expenses
Investment adviser fees		6,225,108
Total expenses	–	6,225,108
Net investment income		62,108,533
Realized and Unrealized Gains (Losses)
Net realized losses on affiliated issuer		(23,719)
Net realized gains on unaffiliated issuers		15,525,373
Net realized losses on futures contracts	+	(5,446,683)
Net realized gains		10,054,971
Net change in unrealized appreciation (depreciation) on affiliated issuer		(177,692)
Net change in unrealized appreciation (depreciation) on unaffiliated issuers		(652,170,591)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(6,440)
Net change in unrealized appreciation (depreciation)	+	(652,354,723)
Net realized and unrealized losses		(642,299,752)
Decrease in net assets resulting from operations		($580,191,219)
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Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental US Large Company Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/19-4/30/20		11/1/18-10/31/19
Net investment income		$62,108,533	$124,374,648
Net realized gains		10,054,971	126,461,116
Net change in unrealized appreciation (depreciation)	+	(652,354,723)	245,896,113
Increase (decrease) in net assets from operations		(580,191,219)	496,731,877
Distributions to Shareholders
Total distributions		($280,720,286)	($384,906,616)

Transactions in Fund Shares
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		37,586,556	$579,612,689	72,965,468	$1,170,251,181
Shares reinvested		9,908,434	175,775,620	17,039,769	240,260,741
Shares redeemed	+	(49,278,110)	(745,228,392)	(71,475,046)	(1,171,686,052)
Net transactions in fund shares		(1,783,120)	$10,159,917	18,530,191	$238,825,870
Shares Outstanding and Net Assets
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		298,230,494	$5,237,386,158	279,700,303	$4,886,735,027
Total increase or decrease	+	(1,783,120)	(850,751,588)	18,530,191	350,651,131
End of period		296,447,374	$4,386,634,570	298,230,494	$5,237,386,158
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Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental US Small Company Index Fund
Financial Statements
Financial Highlights
	11/1/19– 4/30/20*	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15
Per-Share Data
Net asset value at beginning of period	$13.85	$14.68	$15.32	$12.69	$12.82	$13.51
Income (loss) from investment operations:
Net investment income (loss)[1]	0.11	0.20	0.22	0.21	0.18	0.18
Net realized and unrealized gains (losses)	(3.03)	0.32	0.17	2.68	0.43	(0.03)
Total from investment operations	(2.92)	0.52	0.39	2.89	0.61	0.15
Less distributions:
Distributions from net investment income	(0.20)	(0.22)	(0.21)	(0.17)	(0.18)	(0.16)
Distributions from net realized gains	(0.32)	(1.13)	(0.82)	(0.09)	(0.56)	(0.68)
Total distributions	(0.52)	(1.35)	(1.03)	(0.26)	(0.74)	(0.84)
Net asset value at end of period	$10.41	$13.85	$14.68	$15.32	$12.69	$12.82
Total return	(22.09%) [2]	5.61%	2.40%	22.94%	5.37%	1.01%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25% [3]	0.25%	0.25%	0.33% [4]	0.43%	0.43%
Net operating expenses	N/A	N/A	N/A [5]	0.30% [4]	0.35%	0.35%
Net investment income (loss)	1.82% [3]	1.50%	1.42%	1.43%	1.50%	1.37%
Portfolio turnover rate	15% [2]	34%	30%	27%	30%	31%
Net assets, end of period (x 1,000,000)	$1,368	$1,908	$1,782	$1,727	$1,361	$1,416

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective May 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
5
Effective May 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.
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Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental US Small Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2020 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 99.5% of net assets

Automobiles & Components 1.6%
Tesla, Inc. *	5,257	0.3	4,110,343
Other Securities		1.3	17,409,686
		1.6	21,520,029

Banks 7.1%
East West Bancorp, Inc.	94,662	0.2	3,319,796
SVB Financial Group *	17,591	0.2	3,398,053
Other Securities		6.7	90,514,029
		7.1	97,231,878

Capital Goods 11.1%
Arcosa, Inc.	96,638	0.3	3,601,698
EnerSys	65,503	0.3	3,824,720
Generac Holdings, Inc. *	34,511	0.2	3,362,752
Ingersoll Rand, Inc. *	150,498	0.3	4,376,482
Teledyne Technologies, Inc. *	13,133	0.3	4,277,024
Other Securities		9.7	131,823,441
		11.1	151,266,117

Commercial & Professional Services 5.7%
Copart, Inc. *	42,872	0.3	3,434,476
FTI Consulting, Inc. *	26,793	0.2	3,412,357
Stericycle, Inc. *	69,423	0.2	3,387,842
Other Securities		5.0	67,899,443
		5.7	78,134,118

Consumer Durables & Apparel 3.6%
Deckers Outdoor Corp. *	24,577	0.3	3,656,075
Vista Outdoor, Inc. *	337,123	0.2	3,411,685
Other Securities		3.1	42,812,503
		3.6	49,880,263

Consumer Services 4.3%
Other Securities		4.3	58,860,506

Diversified Financials 4.3%
AGNC Investment Corp.	289,993	0.3	3,601,713
Eaton Vance Corp.	90,890	0.2	3,335,663
FactSet Research Systems, Inc.	15,128	0.3	4,160,200
Janus Henderson Group plc	190,059	0.2	3,402,056
Security	Number of Shares	% of Net Assets	Value ($)
Waddell & Reed Financial, Inc., Class A	272,048	0.3	3,958,298
Other Securities		3.0	40,070,262
		4.3	58,528,192

Energy 4.1%
CNX Resources Corp. *	426,243	0.3	4,518,176
EQT Corp.	373,537	0.4	5,449,905
Range Resources Corp.	970,850	0.4	5,660,055
Other Securities		3.0	40,233,034
		4.1	55,861,170

Food & Staples Retailing 0.8%
Other Securities		0.8	10,883,925

Food, Beverage & Tobacco 3.0%
Fresh Del Monte Produce, Inc.	135,551	0.3	3,864,559
TreeHouse Foods, Inc. *	74,507	0.3	3,854,247
Universal Corp.	75,278	0.3	3,641,197
Other Securities		2.1	29,569,354
		3.0	40,929,357

Health Care Equipment & Services 4.6%
Community Health Systems, Inc. *	1,122,832	0.2	3,402,181
Hill-Rom Holdings, Inc.	30,508	0.3	3,431,845
Teleflex, Inc.	11,110	0.3	3,726,294
West Pharmaceutical Services, Inc.	22,049	0.3	4,172,994
Other Securities		3.5	47,716,753
		4.6	62,450,067

Household & Personal Products 1.2%
Herbalife Nutrition Ltd. *	109,150	0.3	4,076,752
Other Securities		0.9	12,718,593
		1.2	16,795,345

Insurance 3.0%
Brown & Brown, Inc.	105,303	0.3	3,781,431
The Hanover Insurance Group, Inc.	34,270	0.3	3,440,022
White Mountains Insurance Group Ltd.	5,038	0.4	4,901,974
Other Securities		2.0	29,382,293
		3.0	41,505,720

27
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Small Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Materials 7.2%
Boise Cascade Co.	107,847	0.2	3,372,376
Cabot Corp.	97,397	0.2	3,300,784
FMC Corp.	46,785	0.3	4,299,541
Silgan Holdings, Inc.	107,716	0.3	3,716,202
The Scotts Miracle-Gro Co.	33,001	0.3	4,093,114
Other Securities		5.9	79,620,479
		7.2	98,402,496

Media & Entertainment 3.3%
Other Securities		3.3	45,237,204

Pharmaceuticals, Biotechnology & Life Sciences 2.4%
PerkinElmer, Inc.	45,721	0.3	4,139,122
Other Securities		2.1	28,989,036
		2.4	33,128,158

Real Estate 9.6%
SBA Communications Corp.	14,031	0.3	4,067,867
Other Securities		9.3	127,474,257
		9.6	131,542,124

Retailing 3.2%
Pool Corp.	15,729	0.2	3,329,200
Other Securities		3.0	40,031,263
		3.2	43,360,463

Semiconductors & Semiconductor Equipment 2.9%
Cirrus Logic, Inc. *	57,703	0.3	4,362,347
Cree, Inc. *	81,737	0.3	3,525,317
First Solar, Inc. *	81,964	0.3	3,607,236
Synaptics, Inc. *	60,866	0.3	3,980,028
Other Securities		1.7	24,288,606
		2.9	39,763,534

Software & Services 4.4%
Black Knight, Inc. *	46,210	0.2	3,261,040
Other Securities		4.2	57,157,765
		4.4	60,418,805

Technology Hardware & Equipment 5.5%
Keysight Technologies, Inc. *	46,115	0.3	4,462,549
Vishay Intertechnology, Inc.	201,618	0.2	3,344,843
Other Securities		5.0	67,808,043
		5.5	75,615,435

Security	Number of Shares	% of Net Assets	Value ($)
Telecommunication Services 0.8%
Other Securities		0.8	10,961,956

Transportation 2.1%
Hub Group, Inc., Class A *	76,292	0.3	3,670,408
Other Securities		1.8	25,071,673
		2.1	28,742,081

Utilities 3.7%
Hawaiian Electric Industries, Inc.	92,950	0.3	3,668,736
Other Securities		3.4	47,334,971
		3.7	51,003,707
Total Common Stock
(Cost $1,322,172,113)			1,362,022,650

Other Investment Companies 1.7% of net assets

Money Market Fund 0.1%
Other Securities		0.1	1,276,356

Securities Lending Collateral 1.6%
Wells Fargo Government Money Market Fund, Select Class 0.19% (c)	21,822,639	1.6	21,822,639
Total Other Investment Companies
(Cost $23,098,995)			23,098,995

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 06/19/20	97	6,337,495	259,404
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $18,594,438.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

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Schwab Fundamental US Small Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2020 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2020 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$1,230,480,526	$—	$—	$1,230,480,526
Real Estate	131,542,124	—	— *	131,542,124
Other Investment Companies[1]	23,098,995	—	—	23,098,995
Futures Contracts[2]	259,404	—	—	259,404
Total	$1,385,381,049	$—	$—	$1,385,381,049
*	Level 3 amount shown includes securities determined to have no value at April 30, 2020.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
29
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Schwab Fundamental US Small Company Index Fund
Statement of Assets and Liabilities

As of April 30, 2020; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $1,323,448,469) including securities on loan of $18,594,438		$1,363,299,006
Collateral invested for securities on loan, at value (cost $21,822,639)		21,822,639
Deposit with broker for futures contracts		617,814
Receivables:
Investments sold		6,552,708
Fund shares sold		3,386,248
Dividends		679,384
Variation margin on futures contracts		259,596
Income from securities on loan	+	79,447
Total assets		1,396,696,842
Liabilities
Collateral held for securities on loan		21,822,639
Payables:
Investment adviser fees		257,073
Fund shares redeemed	+	6,399,858
Total liabilities		28,479,570
Net Assets
Total assets		1,396,696,842
Total liabilities	–	28,479,570
Net assets		$1,368,217,272
Net Assets by Source
Capital received from investors		1,439,527,041
Total distributable loss		(71,309,769)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,368,217,272		131,447,244		$10.41

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Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental US Small Company Index Fund
Statement of Operations

For the period November 1, 2019 through April 30, 2020; unaudited
Investment Income
Dividends (net of foreign withholding tax of $22,707)		$17,388,320
Securities on loan, net	+	488,331
Total investment income		17,876,651
Expenses
Investment adviser fees		2,160,382
Total expenses	–	2,160,382
Net investment income		15,716,269
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(88,669,106)
Net realized losses on futures contracts	+	(2,164,828)
Net realized losses		(90,833,934)
Net change in unrealized appreciation (depreciation) on investments		(327,226,136)
Net change in unrealized appreciation (depreciation) on futures contracts	+	61,084
Net change in unrealized appreciation (depreciation)	+	(327,165,052)
Net realized and unrealized losses		(417,998,986)
Decrease in net assets resulting from operations		($402,282,717)
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Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental US Small Company Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/19-4/30/20		11/1/18-10/31/19
Net investment income		$15,716,269	$26,088,897
Net realized gains (losses)		(90,833,934)	28,592,321
Net change in unrealized appreciation (depreciation)	+	(327,165,052)	43,662,004
Increase (decrease) in net assets from operations		(402,282,717)	98,343,222
Distributions to Shareholders
Total distributions		($70,795,483)	($157,177,616)

Transactions in Fund Shares
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		23,802,864	$258,386,076	41,667,076	$538,341,603
Shares reinvested		3,614,741	50,967,840	9,687,290	109,950,745
Shares redeemed	+	(33,704,072)	(375,730,334)	(34,964,711)	(463,377,091)
Net transactions in fund shares		(6,286,467)	($66,376,418)	16,389,655	$184,915,257
Shares Outstanding and Net Assets
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		137,733,711	$1,907,671,890	121,344,056	$1,781,591,027
Total increase or decrease	+	(6,286,467)	(539,454,618)	16,389,655	126,080,863
End of period		131,447,244	$1,368,217,272	137,733,711	$1,907,671,890
32
Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental International Large Company Index Fund
Financial Statements
Financial Highlights
	11/1/19– 4/30/20*	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15
Per-Share Data
Net asset value at beginning of period	$8.98	$8.69	$9.55	$7.96	$8.19	$8.84
Income (loss) from investment operations:
Net investment income (loss)[1]	0.10	0.30	0.29	0.25	0.24	0.25
Net realized and unrealized gains (losses)	(1.80)	0.27	(0.89)	1.59	(0.25)	(0.60)
Total from investment operations	(1.70)	0.57	(0.60)	1.84	(0.01)	(0.35)
Less distributions:
Distributions from net investment income	(0.33)	(0.28)	(0.26)	(0.25)	(0.22)	(0.30)
Net asset value at end of period	$6.95	$8.98	$8.69	$9.55	$7.96	$8.19
Total return	(19.75%) [2]	7.04%	(6.53%)	23.83%	0.07%	(4.07%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25% [3]	0.25%	0.25%	0.34% [4]	0.46%	0.46%
Net operating expenses	N/A	N/A	N/A [5]	0.29% [4]	0.35%	0.35%
Net investment income (loss)	2.49% [3]	3.51%	3.10%	2.92%	3.20%	2.96%
Portfolio turnover rate	8% [2]	28%	13%	11%	18%	11%
Net assets, end of period (x 1,000,000)	$1,006	$1,327	$1,349	$1,372	$971	$1,173

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective May 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
5
Effective May 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.
33
Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental International Large Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2020 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 98.2% of net assets

Australia 5.0%
BHP Group Ltd.	257,571	0.5	5,258,132
Commonwealth Bank of Australia	118,925	0.5	4,804,152
Westpac Banking Corp.	326,204	0.3	3,393,873
Other Securities		3.7	36,688,758
		5.0	50,144,915

Austria 0.2%
Other Securities		0.2	2,532,078

Belgium 0.7%
Other Securities		0.7	7,215,972

Canada 6.2%
Royal Bank of Canada	70,744	0.4	4,352,030
The Toronto-Dominion Bank	84,652	0.4	3,537,024
Other Securities		5.4	54,008,336
		6.2	61,897,390

Denmark 1.0%
Novo Nordisk A/S, Class B	52,958	0.3	3,378,191
Other Securities		0.7	7,047,779
		1.0	10,425,970

Finland 1.1%
Other Securities		1.1	11,551,258

France 8.4%
BNP Paribas S.A.	121,775	0.4	3,825,723
Orange S.A.	285,556	0.3	3,469,229
Sanofi	75,358	0.7	7,360,497
TOTAL S.A.	320,993	1.1	11,392,803
Other Securities		5.9	58,481,239
		8.4	84,529,491

Germany 7.9%
Allianz SE	29,920	0.5	5,506,215
BASF SE	128,332	0.7	6,567,578
Bayer AG	86,002	0.6	5,656,296
Bayerische Motoren Werke AG	68,393	0.4	4,023,230
Daimler AG	186,388	0.6	6,375,026
Deutsche Telekom AG *	398,037	0.6	5,819,148
Security	Number of Shares	% of Net Assets	Value ($)
Siemens AG	64,751	0.6	5,975,423
Other Securities		3.9	39,741,674
		7.9	79,664,590

Hong Kong 1.9%
Other Securities		1.9	19,555,099

Ireland 0.1%
Other Securities		0.1	681,702

Israel 0.3%
Other Securities		0.3	2,724,142

Italy 2.8%
Enel S.p.A.	844,669	0.6	5,769,464
Eni S.p.A.	502,648	0.5	4,788,388
Other Securities		1.7	17,896,374
		2.8	28,454,226

Japan 26.3%
Hitachi Ltd.	152,700	0.5	4,532,048
Honda Motor Co., Ltd.	366,200	0.9	8,892,858
Idemitsu Kosan Co., Ltd.	217,069	0.5	4,932,461
KDDI Corp.	171,600	0.5	4,970,268
Mitsubishi UFJ Financial Group, Inc.	1,248,834	0.5	5,045,289
Nippon Telegraph & Telephone Corp.	181,216	0.4	4,126,947
SoftBank Group Corp.	133,000	0.6	5,700,726
Sony Corp.	51,200	0.3	3,294,929
Sumitomo Mitsui Financial Group, Inc.	126,110	0.3	3,316,343
Toyota Motor Corp.	268,718	1.7	16,613,991
Other Securities		20.1	202,729,414
		26.3	264,155,274

Netherlands 2.5%
Koninklijke Ahold Delhaize N.V.	165,245	0.4	4,012,204
Unilever N.V.	67,598	0.3	3,366,331
Other Securities		1.8	17,795,855
		2.5	25,174,390

New Zealand 0.1%
Other Securities		0.1	1,111,933

Norway 0.7%
Other Securities		0.7	7,081,166

34
Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental International Large Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Poland 0.3%
Other Securities		0.3	2,933,103

Portugal 0.2%
Other Securities		0.2	2,365,421

Republic of Korea 6.1%
Samsung Electronics Co., Ltd.	515,831	2.1	21,209,695
Other Securities		4.0	39,754,613
		6.1	60,964,308

Singapore 0.7%
Other Securities		0.7	6,906,814

Spain 2.7%
Banco Santander S.A.	2,684,741	0.6	5,998,750
Iberdrola S.A.	419,334	0.4	4,171,440
Telefonica S.A.	896,592	0.4	4,099,652
Other Securities		1.3	12,677,960
		2.7	26,947,802

Sweden 2.2%
Other Securities		2.2	21,904,211

Switzerland 5.7%
Nestle S.A.	124,614	1.3	13,197,871
Novartis AG	84,049	0.7	7,172,612
Roche Holding AG	30,250	1.0	10,475,495
Other Securities		2.7	26,513,355
		5.7	57,359,333

United Kingdom 15.1%
AstraZeneca plc	48,647	0.5	5,088,087
BP plc	3,051,890	1.2	12,025,707
British American Tobacco plc	152,949	0.6	5,895,299
GlaxoSmithKline plc	286,083	0.6	5,968,433
Glencore plc	2,914,912	0.5	5,460,910
HSBC Holdings plc	1,511,381	0.8	7,768,433
National Grid plc	402,624	0.5	4,718,250
Rio Tinto plc	103,834	0.5	4,819,830
Royal Dutch Shell plc, A Shares	651,814	1.1	10,731,626
Royal Dutch Shell plc, B Shares	553,082	0.9	8,854,089
Vodafone Group plc	4,990,449	0.7	7,039,895
Other Securities		7.2	73,249,048
		15.1	151,619,607
Total Common Stock
(Cost $1,119,422,656)			987,900,195

Preferred Stock 1.1% of net assets

Germany 0.6%
Volkswagen AG	33,491	0.5	4,659,641
Other Securities		0.1	1,900,669
		0.6	6,560,310

Security	Number of Shares	% of Net Assets	Value ($)
Italy 0.1%
Other Securities		0.1	671,613

Republic of Korea 0.4%
Other Securities		0.4	3,932,190
Total Preferred Stock
(Cost $12,095,429)			11,164,113

Other Investment Company 0.2% of net assets

United States 0.2%
Securities Lending Collateral 0.2%
Other Securities		0.2	1,973,598
Total Other Investment Company
(Cost $1,973,598)			1,973,598
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investments 0.1% of net assets

Time Deposits 0.1%
Other Securities		0.1	615,957
Total Short-Term Investments
(Cost $615,957)			615,957

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 06/19/20	104	8,519,160	97,785
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $1,855,090.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.
(e)	Rate is negative due to the current daily overnight rate at the central bank of the denominated currency and therefore is non-income producing.

CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

35
Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental International Large Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2020 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2020 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$572,393,390	$—	$572,393,390
Australia	—	49,366,468	778,447	50,144,915
Canada	61,897,390	—	—	61,897,390
France	1,187	84,528,304	—	84,529,491
Hong Kong	—	19,357,060	198,039	19,555,099
Ireland	489,691	192,011	—	681,702
Netherlands	3,240,366	21,934,024	— *	25,174,390
Sweden	56,509	21,847,702	—	21,904,211
United Kingdom	59,485	151,560,122	—	151,619,607
Preferred Stock[1]	—	11,164,113	—	11,164,113
Other Investment Company[1]	1,973,598	—	—	1,973,598
Short-Term Investments[1]	—	615,957	—	615,957
Futures Contracts[2]	97,785	—	—	97,785
Total	$67,816,011	$932,959,151	$976,486	$1,001,751,648
*	Level 3 amount shown includes securities determined to have no value at April 30, 2020.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
36
Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental International Large Company Index Fund
Statement of Assets and Liabilities

As of April 30, 2020; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $1,132,134,042) including securities on loan of $1,855,090		$999,680,265
Collateral invested for securities on loan, at value (cost $1,973,598)		1,973,598
Foreign currency, at value (cost $470,480)		472,390
Deposit with broker for futures contracts		605,438
Receivables:
Investments sold		841,922
Fund shares sold		5,003,375
Dividends		4,593,367
Foreign tax reclaims		1,989,375
Variation margin on futures contracts		97,990
Income from securities on loan	+	7,907
Total assets		1,015,265,627
Liabilities
Collateral held for securities on loan		1,973,598
Payables:
Investments bought		56,920
Investment adviser fees		200,587
Fund shares redeemed		4,164,365
Due to custodian	+	3,178,713
Total liabilities		9,574,183
Net Assets
Total assets		1,015,265,627
Total liabilities	–	9,574,183
Net assets		$1,005,691,444
Net Assets by Source
Capital received from investors		1,260,700,693
Total distributable loss		(255,009,249)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,005,691,444		144,794,763		$6.95

37
Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental International Large Company Index Fund
Statement of Operations

For the period November 1, 2019 through April 30, 2020; unaudited
Investment Income
Dividends (net of foreign withholding tax of $2,075,625)		$16,379,120
Interest		5,780
Securities on loan, net	+	151,367
Total investment income		16,536,267
Expenses
Investment adviser fees		1,511,951
Total expenses	–	1,511,951
Net investment income		15,024,316
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(30,079,532)
Net realized losses on futures contracts		(2,179,645)
Net realized losses on foreign currency transactions	+	(212,651)
Net realized losses		(32,471,828)
Net change in unrealized appreciation (depreciation) on investments		(232,424,150)
Net change in unrealized appreciation (depreciation) on futures contracts		(458)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	37,203
Net change in unrealized appreciation (depreciation)	+	(232,387,405)
Net realized and unrealized losses		(264,859,233)
Decrease in net assets resulting from operations		($249,834,917)
38
Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental International Large Company Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/19-4/30/20		11/1/18-10/31/19
Net investment income		$15,024,316	$47,477,521
Net realized losses		(32,471,828)	(74,180,947)
Net change in unrealized appreciation (depreciation)	+	(232,387,405)	115,623,816
Increase (decrease) in net assets from operations		(249,834,917)	88,920,390
Distributions to Shareholders
Total distributions		($48,541,581)	($43,980,238)

Transactions in Fund Shares
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		33,258,792	$239,884,238	48,492,601	$406,679,894
Shares reinvested		2,997,596	27,038,314	3,195,805	24,767,484
Shares redeemed	+	(39,197,534)	(290,107,427)	(59,146,394)	(498,217,108)
Net transactions in fund shares		(2,941,146)	($23,184,875)	(7,457,988)	($66,769,730)
Shares Outstanding and Net Assets
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		147,735,909	$1,327,252,817	155,193,897	$1,349,082,395
Total decrease	+	(2,941,146)	(321,561,373)	(7,457,988)	(21,829,578)
End of period		144,794,763	$1,005,691,444	147,735,909	$1,327,252,817
39
Schwab Fundamental Index Funds  |  Semiannual Report
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Schwab Fundamental International Small Company Index Fund
Financial Statements
Financial Highlights
	11/1/19– 4/30/20*	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15
Per-Share Data
Net asset value at beginning of period	$12.57	$12.67	$14.58	$11.93	$11.25	$11.15
Income (loss) from investment operations:
Net investment income (loss)[1]	0.12	0.29	0.33	0.27	0.25	0.22
Net realized and unrealized gains (losses)	(2.18)	0.25	(1.70)	2.67	0.66	0.12
Total from investment operations	(2.06)	0.54	(1.37)	2.94	0.91	0.34
Less distributions:
Distributions from net investment income	(0.36)	(0.30)	(0.34)	(0.29)	(0.23)	(0.19)
Distributions from net realized gains	—	(0.34)	(0.20)	—	—	(0.05)
Total distributions	(0.36)	(0.64)	(0.54)	(0.29)	(0.23)	(0.24)
Net asset value at end of period	$10.15	$12.57	$12.67	$14.58	$11.93	$11.25
Total return	(16.99%) [2]	5.13%	(9.79%)	25.23%	8.29%	3.09%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.39% [3]	0.39%	0.39%	0.48% [4]	0.68%	0.71%
Net operating expenses	N/A	N/A	N/A [5]	0.43% [4]	0.49%	0.49%
Net investment income (loss)	2.07% [3]	2.44%	2.30%	2.04%	2.24%	1.98%
Portfolio turnover rate	15% [2]	38%	26%	21%	40%	37%
Net assets, end of period (x 1,000,000)	$571	$775	$763	$749	$476	$427

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective May 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
5
Effective May 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.
40
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2020 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 98.6% of net assets

Australia 4.9%
Other Securities		4.9	27,869,892

Austria 0.5%
Other Securities		0.5	3,035,298

Belgium 1.3%
Other Securities		1.3	7,268,309

Canada 7.2%
Cameco Corp.	111,800	0.2	1,111,615
Celestica Inc. *	147,500	0.2	920,848
Franco-Nevada Corp.	7,459	0.2	986,853
Wheaton Precious Metals Corp.	30,873	0.2	1,173,083
Yamana Gold, Inc.	184,100	0.2	867,629
Other Securities		6.2	36,032,492
		7.2	41,092,520

Denmark 1.4%
Other Securities		1.4	7,863,040

Finland 1.1%
Orion Oyj, Class B	20,872	0.2	1,060,680
Other Securities		0.9	5,325,525
		1.1	6,386,205

France 3.7%
Iliad S.A.	8,311	0.2	1,237,681
Other Securities		3.5	19,700,079
		3.7	20,937,760

Germany 3.8%
Hapag-Lloyd AG	6,864	0.2	983,326
Other Securities		3.6	20,937,132
		3.8	21,920,458

Greece 0.0%
Other Securities		0.0	—

Hong Kong 4.2%
Hang Lung Properties Ltd.	422,000	0.2	902,745
Semiconductor Manufacturing International Corp. *(b)	594,900	0.2	1,116,592
Security	Number of Shares	% of Net Assets	Value ($)
SJM Holdings Ltd.	925,000	0.2	913,292
Sun Art Retail Group Ltd.	792,000	0.2	1,318,584
Tingyi (Cayman Islands) Holding Corp.	538,000	0.2	955,004
Other Securities		3.2	18,967,626
		4.2	24,173,843

Ireland 0.4%
Other Securities		0.4	2,141,631

Israel 1.0%
Other Securities		1.0	5,907,386

Italy 2.3%
Other Securities		2.3	12,944,113

Japan 36.4%
Daifuku Co., Ltd.	12,800	0.2	895,754
Daiwabo Holdings Co., Ltd.	14,500	0.2	893,272
Ibiden Co., Ltd.	47,600	0.2	1,216,657
Iwatani Corp.	28,000	0.2	956,541
Japan Exchange Group, Inc.	56,000	0.2	1,041,624
Kawasaki Kisen Kaisha Ltd. *	97,900	0.2	963,160
Keihin Corp.	39,100	0.2	932,666
Kinden Corp.	63,000	0.2	1,013,739
Kurita Water Industries Ltd.	34,800	0.2	970,881
Kyowa Kirin Co., Ltd.	44,100	0.2	1,023,545
Lion Corp.	44,900	0.2	943,901
Miraca Holdings, Inc.	34,600	0.2	866,368
Morinaga Milk Industry Co., Ltd.	23,000	0.2	891,435
Nippon Paint Holdings Co., Ltd.	16,000	0.2	924,727
Nissin Foods Holdings Co., Ltd.	15,600	0.2	1,282,374
Nomura Research Institute Ltd.	41,480	0.2	1,015,473
PALTAC Corp.	17,100	0.2	893,030
Rengo Co., Ltd.	111,000	0.2	864,765
Rinnai Corp.	12,300	0.2	931,670
Sega Sammy Holdings, Inc.	72,600	0.2	879,391
Sundrug Co., Ltd.	29,600	0.2	1,013,458
Taiyo Yuden Co., Ltd.	38,400	0.2	1,070,698
Other Securities		32.0	186,156,151
		36.4	207,641,280

Luxembourg 0.0%
Other Securities		0.0	—

Netherlands 1.5%
Other Securities		1.5	8,652,243

41
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
New Zealand 0.8%
Other Securities		0.8	4,862,674

Norway 1.2%
Other Securities		1.2	6,587,196

Poland 1.0%
Orange Polska S.A. *	518,838	0.2	881,064
Other Securities		0.8	4,707,223
		1.0	5,588,287

Portugal 0.4%
Other Securities		0.4	2,167,839

Republic of Korea 5.9%
LG Innotek Co., Ltd.	9,228	0.2	999,784
Other Securities		5.7	32,897,282
		5.9	33,897,066

Singapore 1.6%
Venture Corp., Ltd.	78,800	0.2	880,644
Other Securities		1.4	8,161,168
		1.6	9,041,812

Spain 1.4%
Other Securities		1.4	8,071,559

Sweden 3.7%
BillerudKorsnas AB	80,654	0.2	1,016,806
Getinge AB, B Shares	57,537	0.2	1,102,829
Kinnevik AB, B Shares	43,665	0.2	897,445
Svenska Cellulosa AB, S.C.A., B Shares *	102,702	0.2	1,089,331
Other Securities		2.9	16,782,120
		3.7	20,888,531

Switzerland 3.6%
Galenica AG	12,756	0.2	913,462
Logitech International S.A.	18,769	0.2	903,976
Pargesa Holding S.A.	12,862	0.2	914,958
Sunrise Communications Group AG	10,815	0.2	866,298
Other Securities		2.8	17,200,713
		3.6	20,799,407

United Kingdom 9.3%
IG Group Holdings plc	112,241	0.2	1,063,847
Polymetal International plc	53,768	0.2	1,101,110
Spectris plc	27,970	0.2	943,168
Other Securities		8.7	49,948,180
		9.3	53,056,305
Total Common Stock
(Cost $574,878,597)			562,794,654

Security	Number of Shares	% of Net Assets	Value ($)
Preferred Stock 0.4% of net assets

Germany 0.4%
Other Securities		0.4	2,074,607
Total Preferred Stock
(Cost $2,039,012)			2,074,607

Rights 0.0% of net assets

Australia 0.0%
Other Securities		0.0	25,934

Norway 0.0%
Other Securities		0.0	30,087
Total Rights
(Cost $81,680)			56,021

Other Investment Company 1.7% of net assets

United States 1.7%
Securities Lending Collateral 1.7%
Wells Fargo Government Money Market Fund, Select Class 0.19% (c)	9,800,555	1.7	9,800,555
Total Other Investment Company
(Cost $9,800,555)			9,800,555
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investments 0.2% of net assets

Time Deposits 0.2%
Other Securities		0.2	969,390
Total Short-Term Investments
(Cost $969,390)			969,390

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 06/19/20	82	6,717,030	24,596
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by fund’s Board of Trustees.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $8,465,720.
(c)	The rate shown is the 7-day yield.
(d)	Rate is negative due to the current daily overnight rate at the central bank of the denominated currency and therefore is non-income producing.
(e)	The rate shown is the current daily overnight rate.

42
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2020 (Unaudited) (continued)

CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2020 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$285,766,068	$—	$285,766,068
Australia	498,636	26,949,523	421,733 *	27,869,892
Belgium	69,199	7,199,110	—	7,268,309
Canada	41,092,520	—	—	41,092,520
Finland	—	6,311,233	74,972	6,386,205
Germany	926,882	20,993,576	—	21,920,458
Greece	—	—	— *	—
Hong Kong	451,647	23,722,196	— *	24,173,843
Ireland	827,083	1,314,548	—	2,141,631
Italy	—	12,878,352	65,761 *	12,944,113
Luxembourg	—	—	— *	—
Netherlands	3,850,087	4,802,156	—	8,652,243
Norway	10,433	6,576,763	—	6,587,196
Portugal	302,765	1,865,074	— *	2,167,839
Republic of Korea	349,822	33,547,244	—	33,897,066
Spain	781,937	7,289,622	— *	8,071,559
Switzerland	518,135	20,122,961	158,311	20,799,407
United Kingdom	4,223,197	48,833,108	— *	53,056,305
Preferred Stock[1]	—	2,074,607	—	2,074,607
Rights [1]
Australia	—	—	25,934	25,934
Norway	—	—	30,087	30,087
Other Investment Company[1]	9,800,555	—	—	9,800,555
Short-Term Investments[1]	—	969,390	—	969,390
Futures Contracts[2]	24,596	—	—	24,596
Total	$63,727,494	$511,215,531	$776,798	$575,719,823
*	Level 3 amount shown includes securities determined to have no value at April 30, 2020.
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
43
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Statement of Assets and Liabilities

As of April 30, 2020; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $577,968,679) including securities on loan of $8,465,720		$565,894,672
Collateral invested for securities on loan, at value (cost $9,800,555)		9,800,555
Foreign currency, at value (cost $1,051,454)		1,061,222
Deposit with broker for futures contracts		808,488
Receivables:
Investments sold		18,641,738
Dividends		3,220,239
Fund shares sold		2,286,616
Foreign tax reclaims		484,257
Income from securities on loan		39,311
Variation margin on futures contracts	+	24,758
Total assets		602,261,856
Liabilities
Collateral held for securities on loan		9,800,555
Payables:
Investments bought		18,644
Investment adviser fees		181,357
Due to custodian		20,181,125
Fund shares redeemed	+	1,573,606
Total liabilities		31,755,287
Net Assets
Total assets		602,261,856
Total liabilities	–	31,755,287
Net assets		$570,506,569
Net Assets by Source
Capital received from investors		657,771,026
Total distributable loss		(87,264,457)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$570,506,569		56,190,799		$10.15

44
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Statement of Operations

For the period November 1, 2019 through April 30, 2020; unaudited
Investment Income
Dividends (net of foreign withholding tax of $1,175,039)		$7,481,098
Income from non-cash dividends		912,373
Interest		3,215
Securities on loan, net	+	287,469
Total investment income		8,684,155
Expenses
Investment adviser fees		1,378,803
Total expenses	–	1,378,803
Net investment income		7,305,352
Realized and Unrealized Gains (Losses)
Net realized losses on investments (net of foreign capital gain tax paid of $8,348)		(49,828,416)
Net realized losses on futures contracts		(1,616,259)
Net realized losses on foreign currency transactions	+	(20,859)
Net realized losses		(51,465,534)
Net change in unrealized appreciation (depreciation) on investments		(77,487,546)
Net change in unrealized appreciation (depreciation) on futures contracts		2,341
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(27,196)
Net change in unrealized appreciation (depreciation)	+	(77,512,401)
Net realized and unrealized losses		(128,977,935)
Decrease in net assets resulting from operations		($121,672,583)
45
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/19-4/30/20		11/1/18-10/31/19
Net investment income		$7,305,352	$18,989,748
Net realized losses		(51,465,534)	(12,664,287)
Net change in unrealized appreciation (depreciation)	+	(77,512,401)	31,326,114
Increase (decrease) in net assets from operations		(121,672,583)	37,651,575
Distributions to Shareholders
Total distributions		($21,815,081)	($40,145,201)

Transactions in Fund Shares
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		13,601,557	$138,421,358	21,189,779	$254,698,550
Shares reinvested		1,327,830	17,115,730	2,920,765	31,485,839
Shares redeemed	+	(20,394,826)	(216,800,841)	(22,650,454)	(271,063,058)
Net transactions in fund shares		(5,465,439)	($61,263,753)	1,460,090	$15,121,331
Shares Outstanding and Net Assets
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		61,656,238	$775,257,986	60,196,148	$762,630,281
Total increase or decrease	+	(5,465,439)	(204,751,417)	1,460,090	12,627,705
End of period		56,190,799	$570,506,569	61,656,238	$775,257,986
46
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index Fund
Financial Statements
Financial Highlights
	11/1/19– 4/30/20*	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15
Per-Share Data
Net asset value at beginning of period	$9.25	$8.60	$9.38	$7.86	$6.67	$8.60
Income (loss) from investment operations:
Net investment income (loss)[1]	0.06	0.35	0.27	0.22	0.16	0.20
Net realized and unrealized gains (losses)	(1.87)	0.54	(0.83)	1.47	1.22	(1.92)
Total from investment operations	(1.81)	0.89	(0.56)	1.69	1.38	(1.72)
Less distributions:
Distributions from net investment income	(0.36)	(0.24)	(0.22)	(0.17)	(0.19)	(0.21)
Net asset value at end of period	$7.08	$9.25	$8.60	$9.38	$7.86	$6.67
Total return	(20.50%) [2]	10.73%	(6.09%)	21.96%	21.64%	(20.28%)
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.39% [3]	0.39%	0.39%	0.57% [4]	0.88%	0.85%
Net operating expenses	N/A	N/A	N/A [5]	0.43% [4]	0.49%	0.49%
Net investment income (loss)	1.48% [3]	3.93%	2.92%	2.62%	2.41%	2.61%
Portfolio turnover rate	16% [2]	38%	19%	18%	20%	27%
Net assets, end of period (x 1,000,000)	$511	$671	$548	$554	$336	$304

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Effective May 1, 2017, the annual operating expense ratio was reduced. The ratio presented for period ended 10/31/17 is a blended ratio.
5
Effective May 1, 2017, the fund instituted a new fee structure and the contractual expense limitation was terminated.
47
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2020 (Unaudited)

This section shows the fund’s 50 largest portfolio holdings in unaffiliated issuers, any holdings exceeding 1% of the fund’s net assets as of the report date, and any affiliated issuers. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds® at 1-877-824-5615. This complete schedule, filed on the fund’s N-CSR(S), is also available on the U.S. Securities and Exchange Commission (SEC)’s website at www.sec.gov.
In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website. The fund also makes available its complete schedule of portfolio holdings 15-20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	% of Net Assets	Value ($)
Common Stock 96.5% of net assets

Brazil 4.4%
Petroleo Brasileiro S.A.	715,758	0.5	2,454,787
Vale S.A.	785,797	1.3	6,482,439
Other Securities		2.6	13,349,731
		4.4	22,286,957

Chile 0.9%
Other Securities		0.9	4,458,880

China 34.2%
Agricultural Bank of China Ltd., H Shares	9,217,600	0.8	3,834,354
Alibaba Group Holding Ltd. ADR *	26,300	1.0	5,330,221
Baidu, Inc. ADR *	22,087	0.4	2,229,241
Bank of China Ltd., H Shares	26,095,234	1.9	9,934,527
China Construction Bank Corp., H Shares	28,628,960	4.5	22,979,411
China Merchants Bank Co., Ltd., H Shares	592,650	0.5	2,804,603
China Mobile Ltd.	1,813,055	2.9	14,575,252
China National Building Material Co., Ltd., H Shares	1,820,000	0.4	2,273,445
China Overseas Land & Investment Ltd.	810,000	0.6	2,992,096
China Petroleum & Chemical Corp., H Shares	23,688,400	2.3	11,806,598
China Shenhua Energy Co., Ltd., H Shares	1,422,500	0.5	2,520,084
China Telecom Corp., Ltd., H Shares	7,682,000	0.5	2,653,365
CNOOC Ltd.	4,943,075	1.1	5,465,170
Industrial & Commercial Bank of China Ltd., H Shares	21,155,172	2.8	14,184,736
PetroChina Co., Ltd., H Shares	11,916,000	0.8	4,280,126
Ping An Insurance Group Co. of China Ltd., H Shares	411,500	0.8	4,187,530
Tencent Holdings Ltd.	138,800	1.4	7,296,637
Other Securities		11.0	55,258,059
		34.2	174,605,455

Colombia 0.2%
Other Securities		0.2	1,064,695

Czech Republic 0.2%
Other Securities		0.2	1,007,007

Security	Number of Shares	% of Net Assets	Value ($)
Egypt 0.1%
Other Securities		0.1	579,558

Greece 0.4%
Other Securities		0.4	2,181,855

Hungary 0.4%
Other Securities		0.4	2,014,391

India 6.9%
Infosys Ltd.	431,637	0.8	4,034,567
Reliance Industries Ltd.	278,113	1.1	5,407,354
Other Securities		5.0	25,642,256
		6.9	35,084,177

Indonesia 1.1%
Other Securities		1.1	5,378,928

Kuwait 0.5%
Other Securities		0.5	2,584,427

Malaysia 1.8%
Tenaga Nasional Berhad	1,015,400	0.6	2,875,107
Other Securities		1.2	6,471,183
		1.8	9,346,290

Mexico 3.3%
America Movil S.A.B. de C.V., Series L	9,033,219	1.1	5,472,180
Wal-Mart de Mexico S.A.B. de C.V.	922,937	0.4	2,219,935
Other Securities		1.8	9,378,117
		3.3	17,070,232

Philippines 0.4%
Other Securities		0.4	1,818,350

Qatar 0.5%
Other Securities		0.5	2,786,101

Russia 10.7%
Gazprom PJSC - USD	5,851,400	2.9	14,979,836
Lukoil PJSC	217,511	2.8	14,145,139
Magnit PJSC	50,232	0.5	2,497,471
Rosneft Oil Co. PJSC	607,650	0.5	2,748,108
Sberbank of Russia PJSC	1,948,320	1.0	5,178,107

48
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	% of Net Assets	Value ($)
Tatneft PJSC	301,880	0.4	2,237,127
Other Securities		2.6	13,162,505
		10.7	54,948,293

Saudi Arabia 0.8%
Other Securities		0.8	3,837,462

South Africa 3.8%
MTN Group Ltd.	952,675	0.5	2,503,496
Other Securities		3.3	17,174,442
		3.8	19,677,938

Taiwan 20.7%
Asustek Computer, Inc.	423,041	0.6	2,859,604
AU Optronics Corp.	10,179,800	0.5	2,677,090
Chunghwa Telecom Co., Ltd.	662,906	0.5	2,436,446
Compal Electronics, Inc.	4,003,305	0.5	2,552,081
Fubon Financial Holding Co., Ltd.	1,685,674	0.5	2,383,508
Hon Hai Precision Industry Co., Ltd.	6,802,572	3.4	17,482,382
Innolux Corp.	13,478,357	0.6	2,927,555
MediaTek, Inc.	221,338	0.6	3,056,330
Nan Ya Plastics Corp.	1,121,622	0.5	2,481,314
Pegatron Corp.	1,735,264	0.7	3,807,008
Quanta Computer, Inc.	1,036,500	0.4	2,239,531
Taiwan Semiconductor Manufacturing Co., Ltd.	2,234,803	4.4	22,544,236
United Microelectronics Corp.	4,455,965	0.5	2,305,360
Other Securities		7.0	35,959,981
		20.7	105,712,426

Thailand 2.9%
PTT PCL NVDR	4,796,570	1.0	5,237,196
The Siam Cement PCL NVDR	208,900	0.4	2,219,024
Other Securities		1.5	7,557,285
		2.9	15,013,505

Turkey 1.7%
Other Securities		1.7	8,661,922

United Arab Emirates 0.6%
Other Securities		0.6	2,967,698
Total Common Stock
(Cost $516,876,167)			493,086,547

Preferred Stock 4.4% of net assets

Brazil 2.8%
Banco Bradesco S.A.	879,333	0.6	3,096,642
Itau Unibanco Holding S.A.	1,146,979	0.9	4,802,720
Petroleo Brasileiro S.A.	954,554	0.6	3,168,447
Other Securities		0.7	3,428,374
		2.8	14,496,183

Security	Number of Shares	% of Net Assets	Value ($)
Colombia 0.1%
Other Securities		0.1	576,309

Russia 1.5%
Transneft PJSC	3,008	1.1	5,532,280
Other Securities		0.4	1,972,649
		1.5	7,504,929
Total Preferred Stock
(Cost $27,303,920)			22,577,421

Other Investment Company 0.1% of net assets

United States 0.1%
Securities Lending Collateral 0.1%
Other Securities		0.1	280,000
Total Other Investment Company
(Cost $280,000)			280,000
Security Rate, Maturity Date	Face Amount ($)	% of Net Assets	Value ($)
Short-Term Investments 0.0% of net assets

Time Deposits 0.0%
Other Securities		0.0	104,304
Total Short-Term Investments
(Cost $104,304)			104,304

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI Emerging Markets Index, expires 06/19/20	31	1,404,145	(21,451)
The following footnotes may not be applicable to the Condensed Portfolio Holdings. Please refer to the complete schedule of portfolio holdings.
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $199,220.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.
(e)	Rate is negative due to the current daily overnight rate at the central bank of the denominated currency and therefore is non-income producing.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

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Schwab Fundamental Emerging Markets Large Company Index Fund
Condensed Portfolio Holdings  as of April 30, 2020 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2020 and reflects the complete schedule of portfolio holdings (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$188,493,825	$—	$188,493,825
Brazil	22,286,957	—	—	22,286,957
Chile	4,458,880	—	—	4,458,880
China	11,484,862	163,120,593	—	174,605,455
Colombia	1,064,695	—	—	1,064,695
Mexico	17,070,232	—	—	17,070,232
Philippines	—	—	1,818,350	1,818,350
Russia	51,293,100	3,655,193	—	54,948,293
South Africa	4,129,026	15,548,912	—	19,677,938
Turkey	1,635,058	7,026,864	—	8,661,922
Preferred Stock
Brazil	14,496,183	—	—	14,496,183
Colombia	576,309	—	—	576,309
Russia	7,321,138	183,791	—	7,504,929
Other Investment Company[1]	280,000	—	—	280,000
Short-Term Investments[1]	—	104,304	—	104,304
Liabilities
Futures Contracts[2]	(21,451)	—	—	(21,451)
Total	$136,074,989	$378,133,482	$1,818,350	$516,026,821
[1]	As categorized in the complete schedule of Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
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Schwab Fundamental Emerging Markets Large Company Index Fund
Statement of Assets and Liabilities

As of April 30, 2020; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $544,284,391) including securities on loan of $199,220		$515,768,272
Collateral invested for securities on loan, at value (cost $280,000)		280,000
Foreign currency, at value (cost $2,006,675)		2,010,916
Receivables:
Investments sold		18,739,511
Fund shares sold		1,898,316
Dividends		666,184
Foreign tax reclaims		1,918
Income from securities on loan	+	353
Total assets		539,365,470
Liabilities
Collateral held for securities on loan		280,000
Payables:
Investments bought		104,275
Investment adviser fees		168,309
Due to custodian		25,478,527
Fund shares redeemed		2,151,435
Variation margin on futures contracts		21,390
Due to broker for futures contracts	+	17,722
Total liabilities		28,221,658
Net Assets
Total assets		539,365,470
Total liabilities	–	28,221,658
Net assets		$511,143,812
Net Assets by Source
Capital received from investors		652,383,844
Total distributable loss		(141,240,032)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$511,143,812		72,183,028		$7.08

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Schwab Fundamental Emerging Markets Large Company Index Fund
Statement of Operations

For the period November 1, 2019 through April 30, 2020; unaudited
Investment Income
Dividends (net of foreign withholding tax of $694,795)		$5,911,541
Interest		5,927
Securities on loan, net	+	2,657
Total investment income		5,920,125
Expenses
Investment adviser fees		1,238,405
Total expenses	–	1,238,405
Net investment income		4,681,720
Realized and Unrealized Gains (Losses)
Net realized losses on investments		(34,248,678)
Net realized losses on futures contracts		(1,591,794)
Net realized losses on foreign currency transactions	+	(124,505)
Net realized losses		(35,964,977)
Net change in unrealized appreciation (depreciation) on investments (net of change in foreign capital gains tax of $252,312)		(105,500,232)
Net change in unrealized appreciation (depreciation) on futures contracts		(35,556)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(88,505)
Net change in unrealized appreciation (depreciation)	+	(105,624,293)
Net realized and unrealized losses		(141,589,270)
Decrease in net assets resulting from operations		($136,907,550)
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Schwab Fundamental Emerging Markets Large Company Index Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/19-4/30/20		11/1/18-10/31/19
Net investment income		$4,681,720	$24,384,488
Net realized gains (losses)		(35,964,977)	6,327,116
Net change in unrealized appreciation (depreciation)	+	(105,624,293)	31,350,637
Increase (decrease) in net assets from operations		(136,907,550)	62,062,241
Distributions to Shareholders
Total distributions		($26,542,518)	($15,972,543)

Transactions in Fund Shares
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		21,621,663	$166,617,038	25,021,407	$219,417,177
Shares reinvested		2,049,543	19,245,216	1,405,982	11,419,761
Shares redeemed	+	(24,050,854)	(182,178,322)	(17,582,733)	(154,001,819)
Net transactions in fund shares		(379,648)	$3,683,932	8,844,656	$76,835,119
Shares Outstanding and Net Assets
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		72,562,676	$670,909,948	63,718,020	$547,985,131
Total increase or decrease	+	(379,648)	(159,766,136)	8,844,656	122,924,817
End of period		72,183,028	$511,143,812	72,562,676	$670,909,948
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Schwab Fundamental Index Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Schwab Fundamental US Large Company Index Fund	Schwab Target 2010 Fund
Schwab Fundamental US Small Company Index Fund	Schwab Target 2015 Fund
Schwab Fundamental International Large Company Index Fund	Schwab Target 2020 Fund
Schwab Fundamental International Small Company Index Fund	Schwab Target 2025 Fund
Schwab Fundamental Emerging Markets Large Company Index Fund	Schwab Target 2030 Fund
Schwab Fundamental Global Real Estate Index Fund	Schwab Target 2035 Fund
Schwab S&P 500 Index Fund	Schwab Target 2040 Fund
Schwab Small-Cap Index Fund®	Schwab Target 2045 Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2050 Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Target 2055 Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Target 2060 Fund
Schwab Total Stock Market Index Fund®	Schwab Target 2010 Index Fund
Schwab International Index Fund®	Schwab Target 2015 Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Target 2020 Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Target 2025 Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Target 2030 Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Target 2035 Index Fund
Laudus International MarketMasters Fund™	Schwab Target 2040 Index Fund
Schwab Balanced Fund	Schwab Target 2045 Index Fund
Schwab Core Equity Fund	Schwab Target 2050 Index Fund
Schwab Dividend Equity Fund	Schwab Target 2055 Index Fund
Schwab Large-Cap Growth Fund	Schwab Target 2060 Index Fund
Schwab Small-Cap Equity Fund	Schwab Monthly Income Fund - Moderate Payout
Schwab Hedged Equity Fund	Schwab Monthly Income Fund - Enhanced Payout
Schwab Health Care Fund	Schwab Monthly Income Fund - Maximum Payout
Schwab International Core Equity Fund
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain other investment companies (underlying funds). For specific investments in underlying funds, please refer to the complete schedule of portfolio holdings on Form N-CSR(S) for this reporting period, which is filed with the U.S. Securities and Exchange Commission (SEC). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the SEC and are available on the SEC’s website at www.sec.gov.
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Schwab Fundamental Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the funds valuing their holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, each fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of a fund’s portfolio holdings and the NAV of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of a fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the funds pursuant to these procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
•   Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
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Schwab Fundamental Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In addition, international securities whose markets close hours before the funds value their holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of April 30, 2020 are disclosed in the Condensed Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating under Rule 2a-7 of the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 7.5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the
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Schwab Fundamental Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) or any affiliate of CSIM.
As of April 30, 2020, the funds had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of April 30, 2020, if any, are disclosed in each fund’s Condensed Portfolio Holdings. The value of the securities on loan and the investment of cash collateral are also disclosed in each fund’s Statement of Assets and Liabilities.
Cash Management Transactions: The funds may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the funds to earn interest on cash balances, however, interest rates may be negative due to overnight rates at the central bank of the denominated currency. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends, in the form of cash or non-cash income such as in the form of additional securities, and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
The Schwab Fundamental International Large Company Index Fund filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. For additional details see Affiliates and Affiliated Transactions in financial note 4, Other Affiliated Transactions.
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Schwab Fundamental Index Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(e) Expenses:
Pursuant to an Amended and Restated Investment Advisory and Administration Agreement (Advisory Agreement) between CSIM and the trust, CSIM pays the operating expenses of each fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes payable as of April 30, 2020, if any, are reflected in each fund’s Statement of Assets and Liabilities.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(k) Recent Accounting Standards:
In August 2018, the FASB issued Accounting Standards Update “Fair Value Measurement (Topic 820)” (ASU 2018-13) which modifies the disclosure requirements for fair value measurement by removing, modifying, or adding certain disclosures. The amendments are effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The funds are permitted to early adopt any removed or modified disclosures upon issuance of this update and delay adoption of the additional disclosures until their effective date. The funds have early adopted certain removed or modified disclosures, including the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timing of transfers between levels upon issuance of ASU 2018-13, and have delayed adoption of the additional disclosures until their effective date. At this time, management is currently evaluating the impact that the adoption of the additional disclosures will have on the funds’ financial statements.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may
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Schwab Fundamental Index Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Tracking Error Risk. As an index fund, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and its index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Investment Style Risk. The funds are index funds. Therefore, each fund follows the securities included in its respective index during upturns as well as downturns. Because of its indexing strategy, a fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of a fund’s expenses, the fund’s performance may be below that of its respective index. Market disruptions could cause delays in an index’s rebalancing schedule which may result in the index and, in turn, a fund experiencing returns different than those that would have been achieved under a normal rebalancing schedule.
Sampling Index Tracking Risk. To the extent a fund uses a sampling method, the fund may not fully replicate its respective index and may hold securities not included in the index. As a result, the fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. If a fund utilizes a sampling approach, it may not track the return of the index as well as it would if the fund purchased all of the securities in the index.
Concentration Risk. To the extent that a fund’s or its respective index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Foreign Investment Risk. A fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities may also include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs), which may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile. To the extent a fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with a fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
ETF Risk. Certain funds may purchase shares of ETFs to gain exposure to a particular portion of the market while awaiting an opportunity to purchase securities directly. When a fund invests in an ETF, in addition to directly bearing the expenses associated with its own operations, it will bear a proportionate share of the ETF’s expenses. Therefore, it may be more costly to own an ETF than to own the underlying securities directly. In addition, while the risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF holds, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio securities.
Derivatives Risk. Each fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A fund’s use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk and market risk, are discussed elsewhere. A fund’s use of derivatives is also subject to lack of availability risk, credit risk, leverage risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and could cause the fund to lose more than the initial amount invested.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Advisory Agreement between CSIM and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Schwab Fundamental US Large Company Index Fund	Schwab Fundamental US Small Company Index Fund	Schwab Fundamental International Large Company Index Fund	Schwab Fundamental International Small Company Index Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
0.25%	0.25%	0.25%	0.39%	0.39%
CSIM has a licensing agreement with the Frank Russell Company to use certain Russell indices and trademarks in connection with the offering and operation of certain registered investment companies. The funds have entered into a sub-license agreement with CSIM pursuant to which CSIM has agreed to sub-license certain Russell indices and trademarks to the funds. CSIM pays all applicable licensing fees.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Certain funds in the Fund Complex (for definition refer to Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentages of shares of each fund in this report that are owned by other funds in the Fund Complex as of April 30, 2020, as applicable:
	Underlying Funds
	Schwab Fundamental US Large Company Index Fund	Schwab Fundamental US Small Company Index Fund	Schwab Fundamental International Large Company Index Fund	Schwab Fundamental International Small Company Index Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab MarketTrack All Equity Portfolio	1.8%	1.9%	3.5%	5.1%	5.7%
Schwab MarketTrack Balanced Portfolio	1.0%	1.0%	1.5%	2.1%	2.3%
Schwab MarketTrack Conservative Portfolio	0.3%	0.3%	0.5%	0.7%	0.8%
Schwab MarketTrack Growth Portfolio	2.0%	2.0%	2.8%	4.1%	4.5%
Other Affiliated Transactions
The professional fees related to foreign withholding tax claims discussed in financial note 2 were non-routine expenses. The investment adviser agreed to pay these professional fees, which are subject to reimbursement by the Schwab Fundamental International Large Company Index Fund to the extent the fund is able to successfully recover taxes withheld in the future.
As of April 30, 2020, the balance of professional fees related to foreign withholding tax subject to future reimbursement by the fund to the investment adviser was $56,005 for Schwab Fundamental International Large Company Index Fund. There were no professional fees incurred by the Schwab Fundamental International Large Company Index Fund and no reimbursements made by the Schwab Fundamental International Large Company Index Fund to the investment adviser during the period ended April 30, 2020.
No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Transactions
The funds may engage in transactions with certain other funds in the Fund Complex when permitted by applicable law. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended April 30, 2020, each fund’s total aggregate security transactions with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab Fundamental US Large Company Index Fund	$129,547,801	$16,064,786
Schwab Fundamental US Small Company Index Fund	117,423,879	(9,931,563)
Schwab Fundamental International Large Company Index Fund	13,898,509	(4,223,684)
Schwab Fundamental International Small Company Index Fund	21,956,006	(627,650)
Schwab Fundamental Emerging Markets Large Company Index Fund	1,050,496	—

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds do not pay any interested or non-interested (independent trustees) trustees. The independent trustees are paid by CSIM. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), maturing on October 1, 2020. Under the terms of the Syndicated Credit Facility, in addition to CSIM paying the interest charged on any borrowings by a fund, CSIM paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on November 29, 2019. On November 29, 2019, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on November 27, 2020. Under the terms of the Uncommitted Credit Facility, CSIM pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by CSIM. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The current value and variation margin for futures contracts held at April 30, 2020 are presented on the Condensed Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations, if any. Refer to financial note 2(b) for the funds’
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Financial Notes, unaudited (continued)

7. Derivatives (continued):
accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended April 30, 2020, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Notional Amounts	Number of Contracts
Schwab Fundamental US Large Company Index Fund	$20,508,569	139
Schwab Fundamental US Small Company Index Fund	8,799,416	118
Schwab Fundamental International Large Company Index Fund	7,373,748	82
Schwab Fundamental International Small Company Index Fund	5,086,160	58
Schwab Fundamental Emerging Markets Large Company Index Fund	2,241,678	47

8. Purchases and Sales of Investment Securities:
For the period ended April 30, 2020, purchases and sales of securities (excluding short-term obligations) were as follows:
	Purchases of Securities	Sales of Securities
Schwab Fundamental US Large Company Index Fund	$213,679,632	$420,830,265
Schwab Fundamental US Small Company Index Fund	251,186,239	344,805,270
Schwab Fundamental International Large Company Index Fund	91,702,792	150,761,880
Schwab Fundamental International Small Company Index Fund	103,240,269	180,508,490
Schwab Fundamental Emerging Markets Large Company Index Fund	100,541,033	114,141,941

9. Federal Income Taxes:
As of April 30, 2020, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab Fundamental US Large Company Index Fund	Schwab Fundamental US Small Company Index Fund	Schwab Fundamental International Large Company Index Fund	Schwab Fundamental International Small Company Index Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
Tax cost	$3,302,108,173	$1,411,944,692	$1,209,215,432	$624,111,043	$587,681,271
Gross unrealized appreciation	$1,544,677,447	$233,237,651	$42,190,463	$63,580,715	$20,616,085
Gross unrealized depreciation	(448,224,863)	(259,801,294)	(249,654,247)	(111,971,935)	(92,270,535)
Net unrealized appreciation (depreciation)	$1,096,452,584	($26,563,643)	($207,463,784)	($48,391,220)	($71,654,450)
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2019, the funds had capital loss carryforwards available to offset future net capital gains as follows:
Expiration Date	Schwab Fundamental US Large Company Index Fund	Schwab Fundamental US Small Company Index Fund	Schwab Fundamental International Large Company Index Fund	Schwab Fundamental International Small Company Index Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
No expiration	$—	$—	$37,978,836	$5,683,427	$53,499,403
Total	$—	$—	$37,978,836	$5,683,427	$53,499,403
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Financial Notes, unaudited (continued)

9. Federal Income Taxes (continued):
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of April 30, 2020. The tax-basis components of distributions paid during the fiscal year ended October 31, 2019, were as follows:
	Schwab Fundamental US Large Company Index Fund	Schwab Fundamental US Small Company Index Fund	Schwab Fundamental International Large Company Index Fund	Schwab Fundamental International Small Company Index Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
Ordinary income	$115,941,650	$49,180,336	$43,980,238	$18,761,883	$15,972,543
Long-term capital gains	268,964,966	107,997,280	—	21,383,318	—
As of October 31, 2019, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended October 31, 2019, the funds did not incur any interest or penalties.

10. Independent Registered Public Accounting Firm:
On June 8, 2020, the Audit, Compliance and Valuation Committee of the Board approved, and on June 9, 2020, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Schwab Funds Complex for fiscal periods ending after June 8, 2020.
On June 8, 2020, the PricewaterhouseCoopers LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Schwab Funds Complex. The Prior Auditor’s reports on the financial statements of the funds for the past two fiscal years, the years ended October 31, 2018 and October 31, 2019, did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the last two fiscal year-ends and through June 8, 2020, there were no (1) disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its reports on the funds’ financial statements for such periods; or (2) “reportable events,” as that term is defined in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

11. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 99 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	99	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	99	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	99	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	99	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	99	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	99	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	99	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	99	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	99	Director (2012 – present), Eaton Corporation plc

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	99	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	99	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	99	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental Index Funds
Glossary

asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Bloomberg Barclays US Aggregate Bond Index   An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
Fundamental Developed ex-U.S. Large Company Spliced Index  An internally calculated index comprised of the FTSE RAFI Developed ex-US 1000 Index from inception of the Schwab Fundamental International Large Company Index Fund until the close of business on October 18, 2012 and the Russell RAFI Developed ex US Large Company Index (Net) from October 19, 2012 forward. The FTSE RAFI
Developed ex-US 1000 Index is composed of the largest 1,000 listed companies incorporated outside the United States, ranked by four fundamental financial measures of size, sales, cash flows, book value and dividends. The index is rebalanced and reconstituted annually.
Fundamental Developed ex-U.S. Small Company Spliced Index  An internally calculated index comprised of the FTSE RAFI Developed ex US Mid Small 1500 Index from inception of the Schwab Fundamental International Small Company Index Fund until the close of business on October 18, 2012 and the Russell RAFI Developed ex US Small Company Index (Net) from October 19, 2012 forward. The FTSE RAFI Developed ex US Mid Small 1500 Index is designed to track the performance of small- and mid-capitalization equities of companies domiciled in developed international markets (excluding the U.S.), selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The equities with the highest fundamental strength are weighted according to their fundamental scores. The fundamentally weighted portfolio is rebalanced and reconstituted annually.
Fundamental Emerging Markets Large Company Spliced Index  An internally calculated index comprised of the FTSE RAFI Emerging Index from inception of the Schwab Fundamental Emerging Markets Large Company Index Fund until the close of business on October 18, 2012 and the Russell RAFI Emerging Markets Large Company Index (Net) from October 19, 2012 forward. The FTSE RAFI Emerging Index is designed to track the performance of the largest emerging market equities, selected based on the following four fundamental measures of firm size: book value, cash flow, sales and dividends. The equities with the highest fundamental strength are weighted according to their fundamental scores. The fundamentally weighted portfolio is rebalanced and reconstituted annually.
Fundamental U.S. Large Company Spliced Index  An internally calculated index comprised of the FTSE RAFI US 1000 Index from inception of the Schwab Fundamental US Large Company Index Fund until the close of business on October 18, 2012 and the Russell RAFI US Large Company Index from October 19, 2012 forward. The FTSE RAFI US 1000 Index is designed to track the performance of the largest U.S. equities, selected based on the following four fundamental measures of firm size, book value, income, sales and dividends. The 1,000 equities with the highest fundamental strength are weighted by their fundamental scale. The fundamentally weighted portfolio is rebalanced and reconstituted annually.
Fundamental U.S. Small Company Spliced Index  An internally calculated index comprised of the FTSE RAFI US Mid Small 1500 Index from inception of the Schwab Fundamental US Small Company Index Fund until the close of business on October 18, 2012 and the Russell RAFI US Small Company Index from October 19, 2012 forward. The FTSE RAFI US Mid Small 1500 Index is composed of approximately 1,500 listed small and medium sized companies incorporated in the United States, ranked by fundamental value. The fundamentally weighted portfolio is rebalanced and reconstituted annually.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.

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Schwab Fundamental Index Funds  |  Semiannual Report

Schwab Fundamental Index Funds
MSCI Emerging Markets Index (Net)  A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
restricted and illiquid securities  Restricted securities are securities that are subject to legal restrictions on their sale. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (the 1933 Act), or in a registered public offering. Certain restricted securities, such as Section 4(a)(2) commercial paper and Rule 144A securities under the 1933 Act, may be considered to be liquid if they meet the criteria for liquidity established by the Board. Illiquid securities generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The liquidity of a fund’s investments is monitored under the supervision and direction of the Board. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.
return on equity (ROE)  The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 1000 Growth Index  An index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000 Index  An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 1000 Value Index  An index that measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell RAFI Developed ex US Large Company Index (Net)   An index that ranks developed ex-U.S. companies in the FTSE Global Total Cap Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the top 87.5%. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. Selecting the developed ex-U.S. companies in the FTSE Global Total Cap Index measures the performance of the largest investable securities in developed countries globally, excluding companies assigned to the United States.
Russell RAFI Developed ex US Small Company Index (Net)   An index that ranks developed ex-U.S. companies in the FTSE Global Total Cap Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores rank below the 87.5% threshold. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. Selecting the developed ex-U.S. companies in the FTSE Global Total Cap Index measures the performance of the smallest investable securities in developed countries globally, excluding companies assigned to the United States.
Russell RAFI Emerging Markets Large Company Index (Net)  An index that ranks emerging market companies in the FTSE Global Total Cap Index by measures of fundamental size and tracks the performance of those companies whose fundamental scores are in the top 87.5%. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. Selecting the emerging companies in the FTSE Global Total Cap Index measures the performance of the investable securities in emerging countries globally.
Russell RAFI US Large Company Index  An index that ranks U.S. companies in the FTSE Global Total Cap Index. The Russell RAFI US Large Company Index includes only those securities that are members of the U.S. portion whose fundamental scores are in the top 87.5%. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis.
Russell RAFI US Small Company Index  An index that ranks U.S. companies in the FTSE Global Total Cap Index. The Russell RAFI US Small Company Index includes only those securities that are members of the U.S. portion and rank below the 87.5% fundamental score threshold. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
S&P Developed ex-U.S. Small Cap Index (Net)  An index composed of the stocks representing the lowest 15% of float-adjusted market cap in each developed market country, excluding the U.S. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Schwab Fundamental Index Funds  |  Semiannual Report

Notes

Schwab Fundamental Index Funds
Charles Schwab Investment Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Charles Schwab Investment Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2020 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR37675-13
00245383

Semiannual Report  |  April 30, 2020
Laudus International MarketMasters Fund™

New Notice Regarding Shareholder Report Delivery Options
Beginning on January 1, 2021, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary (such as a bank or broker-dealer). Instead, the reports will be made available on a fund’s website www.schwabfunds.com/laudusfunds_prospectus, and you will be notified by mail each time a report is posted and the mailing will provide a website link to access the report. You will continue to receive other fund regulatory documents (such as prospectuses or supplements) in paper unless you have elected to receive all fund documents electronically.
If you would like to receive a fund’s future shareholder reports in paper free of charge after January 1, 2021, you can make that request:
• If you invest through Charles Schwab & Co, Inc. (broker-dealer), by calling 1-866-345-5954 and using the unique identifier attached to this mailing;
• If you invest through another financial intermediary (such as a bank or broker-dealer) by contacting them directly; or
• If owned directly through a fund by calling 1-800-407-0256.
If you already receive shareholder reports and other fund documents electronically, you will not be affected by this change and you need not take any action.

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Laudus International MarketMasters Fund
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS), which was developed by, and is the exclusive property of, MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Schwab. The Industry classifications used in the schedules of Portfolio Holdings are sub-categories of Sector classifications.
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Laudus International MarketMasters Fund  |  Semiannual Report

Laudus International MarketMasters Fund
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/laudusfunds_prospectus.
Total Return for the 6 Months Ended April 30, 2020
Laudus International MarketMasters Fund[1] (Ticker Symbol: SWMIX)	-11.98%
MSCI EAFE® Index (Net)[2]	-14.21%
Fund Category: Morningstar Foreign Large Growth[3]	-6.91%
Performance Details	pages 8-9
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
Foreign securities can involve risks such as political and economic instability and currency risk. These risks may be greater in emerging markets.
[1]	The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations. See financial note 2 for more information.
[2]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
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Laudus International MarketMasters Fund  |  Semiannual Report

Laudus International MarketMasters Fund
From the President

Jonathan de St. Paer
President of Charles Schwab
Investment Management, Inc.
and the fund covered
in this report.
Dear Shareholder,
The six-month reporting period ended April 30, 2020 represented one of the most volatile investing environments on record, as the COVID-19 pandemic continued to impact nearly every aspect of daily life. Up until the last week of February 2020, U.S. stock market performance was strong, with the longest bull market cycle in history continuing and major equity indices hitting new highs. But the rapid spread of COVID-19 around the world in late February and throughout March prompted increasingly strict government social distancing policies and travel restrictions that brought many economies to an abrupt halt and sent stock markets reeling. Against this unprecedented backdrop, a new record was set for the fastest U.S. market decline, with the S&P 500® Index, a bellwether for the overall U.S. stock market, dropping 30% in just 22 trading days. Global markets saw similar sell-offs. Stocks in the U.S. and abroad regained some lost ground in April, but investors continued to grapple with historic market volatility. For the six-month reporting period ended April 30, 2020, the S&P 500® Index returned -3.2%, while the MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned -14.2%.
We don’t know yet what the full impact of the COVID-19 pandemic will be or how long it will last. The sudden health crisis, sharp increase in unemployment, and market declines have understandably rattled investors, leading many to seek the perceived safety of asset classes such as cash. Market volatility and declines can be difficult to withstand, and can engender strong emotional reactions, such as selling out of fear or staying on the sidelines. In the longer-term, this can often make investing outcomes worse, as investors who missed out on the market’s rebound in April may now realize. At times like these it’s important to remember that all market cycles, no matter how long, ultimately come to an end.
At Charles Schwab Investment Management, we believe that maintaining a long-term investing plan and a portfolio with exposure to a mix of asset classes that perform differently over time is one way to weather the ups and downs that come with investing. We designed the Laudus International MarketMasters Fund with this long-term perspective in mind. The fund offers a multi-manager structure for investing in international stocks, combining institutional investment managers with complementary strategies to deliver diversification across international markets. With a comprehensive manager selection process and ongoing oversight, the fund provides exposure to large- and small-capitalization, growth and value, and developed and emerging

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Laudus International MarketMasters Fund  |  Semiannual Report

Laudus International MarketMasters Fund
From the President (continued)

“ We are committed to serving our clients through this extraordinarily challenging time.”
markets stocks. We believe this multiple investment strategy structure offers the opportunity for an investor to realize the benefits of diversification over time.
We are committed to serving our clients through this extraordinarily challenging time. While market volatility and uncertainty can be unsettling, we believe that having a diversified portfolio and investing plan to rely on can make it easier for investors to achieve their long-term goals, even during difficult times like these.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Laudus International MarketMasters Fund, please continue reading this report. In addition, you can find further details about this fund by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
Diversification and asset allocation strategies do not ensure a profit and cannot protect against losses in a declining market.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Laudus International MarketMasters Fund  |  Semiannual Report

Laudus International MarketMasters Fund
The Investment Environment

For most of the first four months of the six-month reporting period ended April 30, 2020, international stocks rose steadily. However, beginning in late February, the COVID-19 pandemic wreaked havoc on the global economy, prompting dramatic social distancing restrictions, shuttering businesses, and plunging markets into bear-market territory with record speed. At their lows, key international stock indices had lost as much as one-third of their former value. By the end of March, governments and central banks around the world began passing massive emergency rescue and fiscal stimulus measures in an effort to support their economies. While the extraordinary response prompted a rally in global equity markets from their March lows, historic volatility remained throughout April with most global equity markets ending the reporting period in negative territory. Over the reporting period, the U.S. dollar strengthened against a basket of international currencies, generally reducing the returns on overseas investments in U.S. dollar terms. The S&P 500® Index, a bellwether for the overall U.S. stock market, returned -3.16% for the reporting period. Outside the U.S., the MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned -14.21% for the reporting period.
Prior to the onset of the COVID-19 pandemic, economic growth around the globe was uneven. The U.S. economy, despite ongoing trade tensions with China, maintained steady growth in its record eleventh year of expansion, albeit at a slowing pace. In December, an announced partial trade resolution between the U.S. and China helped ease market tensions. U.S. gross domestic product (GDP) grew at an annual rate of 2.1% in the fourth quarter of 2019, but in the fallout of the COVID-19 pandemic fell sharply in the first quarter of 2020, contracting by 5.0%. Unemployment remained at record lows through most of the reporting period. However, a record number of unemployment claims in March resulted in the largest monthly unemployment rate increase since January 1975. In April, this record was broken again when unemployment skyrocketed, rising to the highest level since the Great Depression. Consumer confidence, which had remained solid for most of the reporting period, also fell steeply in March and April and ended the reporting period at its lowest level since 2014. Inflation crept up slightly in the first four months of the reporting period before retreating in March and April, with April seeing the largest monthly decline since December 2008.
Outside the U.S., conditions continued to soften, dampened by slowing economic output, slumping world trade, geopolitical concerns, and the COVID-19 pandemic. The COVID-19 pandemic exacerbated existing weakness around
Asset Class Performance Comparison % returns during the 6 months ended April 30, 2020

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Laudus International MarketMasters Fund  |  Semiannual Report

Laudus International MarketMasters Fund
The Investment Environment (continued)

the globe, dramatically slowing growth amid stay-at-home orders, supply chain disruptions, and broadly diminishing demand. Oil prices deteriorated amid significantly reduced demand, coupled with rising U.S. crude production and a price war between Russia and Saudi Arabia. In April, oil futures fell into negative territory as storage capacity evaporated and demand waned, ending the reporting period at just under $19 per barrel. First-quarter growth was negative in the eurozone. First quarter growth was also negative in the United Kingdom. In January, Brexit occurred with the formal departure of the United Kingdom from the European Union and the United Kingdom entered an 11-month transition period with respect to economic and customs matters. Japan’s economy also contracted and several Asian emerging market economies, including China and India, which had maintained stronger growth than many developed economies, declined sharply.
Central banks around the world, including the U.S. Federal Reserve (Fed), reduced their policy rates over the reporting period, while others maintained low—and for some international central banks, negative—interest rates. In the U.S., the Fed enacted three interest rate cuts in the second half of 2019—in July, September, and October, amid growing signs of global economic weakness that threatened to dampen U.S. economic growth, along with continued low inflation and weakness in manufacturing. As the economic implications of the COVID-19 pandemic grew, the Fed cut interest rates twice in 2020—by 0.50% in early March, and by 1.00% in mid-March, resulting in a federal funds rate range of 0.00% to 0.25%. In addition, the Fed announced extensive emergency measures to support the economy in light of the pandemic, including massive purchases of U.S. Treasuries and other securities to support smooth market functioning, new financing for employers, consumers, and businesses, facilitating the flow of credit to municipalities, and the establishment of facilities to support credit to businesses and consumers alike. Outside the U.S., central banks were similarly accommodative. The European Central Bank held interest rates at 0%, unchanged since March 2016, and launched a new asset purchase program to help counter the impact of the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and increased the pace of its purchases of exchange-traded funds (ETFs) and other assets. The Bank of England lowered its key official bank rate from 0.75% to 0.10% in two emergency rate cuts in March 2020. Central banks in key emerging market economies—including China, India, Mexico, and Russia—lowered their policy rates during the reporting period, initially in response to inflation and trade-related pressures, and subsequently in emergency moves to help mitigate the detrimental impacts of the COVID-19 pandemic.
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Laudus International MarketMasters Fund  |  Semiannual Report

Laudus International MarketMasters Fund
Fund Management

Omar Aguilar, Ph.D., Senior Vice President and Chief Investment Officer of Equities and Multi-Asset Strategies, has overall responsibility for all aspects of the management of the fund. Prior to joining CSIM in 2011, Mr. Aguilar was with Financial Engines, where he was responsible for managing assets from leading retirement plan sponsors in the defined contribution market. Prior to joining Financial Engines in 2009, Mr. Aguilar was the head of quantitative equity for ING Investment Management, where he was responsible for building and developing the firm’s quantitative equity group. He joined ING in 2004 from Lehman Brothers, where he served as the head of quantitative research for its alternative investment management business. Prior to that, he was a director of quantitative research and portfolio manager with Merrill Lynch Investment Management and Bankers Trust.

Jane Shi, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining CSIM in 2011, Ms. Shi was a vice president investment analyst at Bailard, Inc. since 2006, where she developed quantitative models for domestic equity and tactical asset allocation strategies, and was also responsible for performance measurement and attribution. Prior to that, she was a treasury analyst at Sun Microsystems, Inc.
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Laudus International MarketMasters Fund  |  Semiannual Report

Laudus International MarketMasters Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/laudusfunds_prospectus.

Average Annual Total Returns1,2
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Laudus International MarketMasters Fund (4/2/04)[3]	-11.98%	-10.61%	1.01%	4.97%
MSCI EAFE® Index (Net)[4]	-14.21%	-11.34%	-0.17%	3.55%
Fund Category: Morningstar Foreign Large Growth[5]	-6.91%	-3.84%	2.78%	5.42%
Fund Expense Ratios[6]: Net 1.25%; Gross 1.50%

Investment Managers and Allocations7
Investment Managers	Investment Style	% of Net Assets
American Century Investment Management, Inc.	International Small-Cap Growth	27.6%
William Blair Investment Management, LLC	International Multi-Cap Growth	26.4%
Mondrian Investment Partners Limited	International Small-Cap Value	20.2%
Harris Associates L.P.	International Large-Cap Value	16.5%
Baillie Gifford Overseas Limited[8]	International Growth	6.1%
Mellon Investments Corporation	International Blend	0.1%
Cash and other assets		3.1%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	The fund’s performance relative to the index may be affected by fair-value pricing. See financial note 2 for more information.
[3]	The fund commenced operations on October 16, 1996 which became the Laudus International MarketMasters Fund Investor Shares. The Investor Shares were consolidated into Select Shares on February 26, 2019. The performance presented is that of the former Select Shares which commenced operations on April 2, 2004.
[4]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[5]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[6]	As stated in the prospectus. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, refer to the financial highlights section of the financial statements.
[7]	For more information about each of the investment manager’s investment styles, refer to the fund’s prospectus.
[8]	Baillie Gifford Overseas Limited began managing fund assets on January 31, 2020.
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Laudus International MarketMasters Fund  |  Semiannual Report

Laudus International MarketMasters Fund
Performance and Fund Facts as of April 30, 2020

Statistics1
Number of Holdings	432
Weighted Average Market Cap (millions)	$39,826
Price/Earnings Ratio (P/E)	19.2
Price/Book Ratio (P/B)	2.2
Portfolio Turnover Rate	34% [2]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets3
Top Country Weightings % of Investments4

Portfolio holdings may have changed since the report date.
Source of Sector Classification: S&P and MSCI.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets. Investing in emerging markets may accentuate these risks.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
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Laudus International MarketMasters Fund  |  Semiannual Report

Laudus International MarketMasters Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2019 and held through April 30, 2020.
Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 11/1/19	Ending Account Value (Net of Expenses) at 4/30/20	Expenses Paid During Period 11/1/19-4/30/20[2]
Laudus International MarketMasters Fund
Actual Return	1.25%	$1,000.00	$ 880.20	$5.84
Hypothetical 5% Return	1.25%	$1,000.00	$1,018.68	$6.27

[1]	Based on the most recent six-month expense ratio.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 182 days of the period, and divided by the 366 days of the fiscal year.
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Laudus International MarketMasters Fund  |  Semiannual Report

Laudus International MarketMasters Fund
Financial Statements
Financial Highlights
	11/1/19– 4/30/20*	11/1/18– 10/31/19[1]	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15
Per-Share Data
Net asset value at beginning of period	$22.89	$22.89	$26.96	$21.16	$22.71	$22.95
Income (loss) from investment operations:
Net investment income (loss)[2]	(0.01)	0.31	0.24	0.22	0.19	0.21
Net realized and unrealized gains (losses)	(2.65)	1.74	(3.09)	5.76	(0.23)	(0.10)
Total from investment operations	(2.66)	2.05	(2.85)	5.98	(0.04)	0.11
Less distributions:
Distributions from net investment income	(0.43)	(0.29)	(0.36)	(0.18)	(0.31)	(0.35)
Distributions from net realized gains	(0.04)	(1.76)	(0.86)	—	(1.20)	—
Total distributions	(0.47)	(2.05)	(1.22)	(0.18)	(1.51)	(0.35)
Net asset value at end of period	$19.76	$22.89	$22.89	$26.96	$21.16	$22.71
Total return	(11.98%) [3]	10.50%	(11.09%)	28.52%	0.00% [4]	0.56%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses	1.25% [5]	1.25%	1.25%	1.25%	1.25%	1.25%
Gross operating expenses	1.51% [5]	1.50%	1.51%	1.53%	1.54%	1.50%
Net investment income (loss)	(0.11%) [5]	1.43%	0.92%	0.92%	0.93%	0.91%
Portfolio turnover rate	34% [3]	54%	69%	71%	69%	72%
Net assets, end of period (x 1,000,000)	$1,154	$1,413	$1,127	$1,229	$1,063	$1,395

*	Unaudited.
1
Effective February 26, 2019, the Investor Share class, and the Select Share class were consolidated into a single class of shares of the fund. The financial history as shown in the financial highlights is that of the former Select Shares.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
Less than 0.005%.
5
Annualized.
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Laudus International MarketMasters Fund  |  Semiannual Report
See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings as of April 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15-20 days after calendar quarters on the fund’s website at www.schwabfunds.com/laudusfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 95.4% of net assets

Argentina 0.7%
Globant S.A. *	20,520	2,373,549
MercadoLibre, Inc. *	8,873	5,177,484
		7,551,033

Australia 4.3%
Afterpay Ltd. *	116,194	2,310,594
Altium Ltd.	145,842	3,201,429
AMP Ltd. *	2,235,475	2,062,580
Aristocrat Leisure Ltd.	61,701	1,011,883
Brambles Ltd.	277,700	1,984,877
Breville Group Ltd.	122,474	1,385,944
Centuria Office REIT	153,891	193,919
Charter Hall Retail REIT	1,790,237	3,683,883
Charter Hall Retail REIT Interim Shares *(a)	347,344	714,752
Costa Group Holdings Ltd.	766,192	1,431,211
CSL Ltd.	20,209	4,028,204
Gold Road Resources Ltd. *	3,399,598	3,471,493
Goodman Group	125,894	1,072,269
Inghams Group Ltd.	1,399,812	3,171,406
InvoCare Ltd.	153,272	1,024,992
NRW Holdings Ltd.	1,914,846	2,094,759
Orica Ltd.	238,302	2,761,608
Pact Group Holdings Ltd. *	766,706	948,416
Saracen Mineral Holdings Ltd. *	1,535,446	4,211,107
Seven Group Holdings Ltd.	430,049	4,228,876
Shopping Centres Australasia Property Group	2,976,348	4,314,198
		49,308,400

Belgium 1.4%
Argenx SE *	28,028	4,191,540
Barco N.V.	9,092	1,450,391
Fagron	140,927	3,177,617
Melexis N.V.	42,640	2,593,498
Shurgard Self Storage S.A.	111,147	3,664,186
Warehouses De Pauw CVA	25,649	703,643
		15,780,875

Brazil 0.7%
Arco Platform Ltd., Class A *	29,593	1,486,161
Azul S.A. *	103,325	987,787
B3 S.A. - Brasil Bolsa Balcao	132,600	936,849
Localiza Rent a Car S.A.	67,995	427,509
Lojas Renner S.A.	53,230	375,788
Magazine Luiza S.A.	91,700	838,097
Notre Dame Intermedica Participacoes S.A.	70,100	706,556
Totvs S.A.	163,600	1,779,536
		7,538,283

Security	Number of Shares	Value ($)
Canada 6.7%
Alamos Gold, Inc., Class A	539,815	4,356,307
Alimentation Couche-Tard, Inc., Class B	78,951	2,202,993
ATS Automation Tooling Systems, Inc. *	138,740	2,058,250
Boralex, Inc., Class A	325,919	6,310,225
Boyd Group Services, Inc.	15,600	2,194,949
Brookfield Asset Management, Inc., Class A	75,682	2,559,565
BRP, Inc.	72,610	2,173,162
CAE, Inc.	148,936	2,460,956
Canadian National Railway Co.	40,674	3,363,615
Canadian Pacific Railway Ltd.	11,282	2,564,737
Cenovus Energy, Inc.	633,825	2,299,520
Cineplex, Inc.	152,238	1,819,922
ECN Capital Corp.	278,261	789,634
Element Fleet Management Corp.	436,365	3,219,561
Enghouse Systems Ltd.	12,811	479,970
FirstService Corp.	34,147	2,952,399
Gibson Energy, Inc.	105,649	1,505,097
Innergex Renewable Energy, Inc.	622,839	8,358,513
Kinaxis, Inc. *	6,668	670,273
lululemon Athletica, Inc. *	10,720	2,395,706
Northview Apartment Real Estate Investment Trust	144,797	3,661,665
Open Text Corp.	49,300	1,862,984
Parex Resources, Inc. *	175,592	1,925,022
Ritchie Bros. Auctioneers, Inc.	64,883	2,792,586
TFI International, Inc.	86,804	2,407,151
The Descartes Systems Group, Inc. *	60,623	2,548,261
Toromont Industries Ltd.	9,681	454,856
TransAlta Renewables, Inc.	69,901	755,279
WSP Global, Inc.	99,835	6,699,657
		77,842,815

China 7.9%
A-Living Services Co., Ltd., H Shares	1,271,500	7,028,718
Aier Eye Hospital Group Co., Ltd., A Shares	148,600	917,690
AK Medical Holdings Ltd.	158,000	423,909
Alibaba Group Holding Ltd. ADR *	67,950	13,771,426
Baidu, Inc. ADR *	19,690	1,987,312
Centre Testing International Group Co., Ltd., A Shares	430,800	1,026,412
China Mengniu Dairy Co., Ltd. *	276,000	977,346
China Merchants Bank Co., Ltd., H Shares	706,000	3,341,010
China Yongda Automobiles Services Holdings Ltd.	3,848,000	3,879,308
Country Garden Services Holdings Co., Ltd.	247,000	1,141,182
Foshan Haitian Flavouring & Food Co., Ltd., A Shares	52,300	899,617
GDS Holdings Ltd. ADR *	99,498	5,703,225
GSX Techedu, Inc. ADR *	62,710	2,480,808
Hangzhou Tigermed Consulting Co., Ltd., A Shares	93,500	998,603
Kweichow Moutai Co., Ltd., A Shares	10,100	1,792,682
Li Ning Co., Ltd.	562,000	1,774,500
Meituan Dianping, B Shares *	332,700	4,454,548

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See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
NAURA Technology Group Co., Ltd., A Shares	33,900	711,740
NetEase, Inc. ADR	8,599	2,966,311
NIO, Inc. ADR *	67,475	230,090
Offcn Education Technology Co., Ltd., A Shares	180,200	654,035
Ping An Insurance Group Co. of China Ltd., H Shares	535,000	5,444,298
Shenzhen Goodix Technology Co., Ltd., A Shares	15,200	500,543
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., A Shares	19,200	685,384
Shenzhou International Group Holdings Ltd.	87,000	1,004,122
Silergy Corp.	29,000	1,152,122
TAL Education Group ADR *	73,031	3,957,550
Tencent Holdings Ltd.	251,800	13,236,983
Tencent Music Entertainment Group ADR *	31,427	358,582
Times China Holdings Ltd.	1,730,000	2,902,118
Topchoice Medical Corp., A Shares *	39,000	668,415
Trip.Com Group Ltd. ADR *	98,725	2,543,156
Vitasoy International Holdings Ltd.	88,000	313,851
WuXi AppTec Co. Ltd., A Shares	39,800	560,612
Wuxi Biologics Cayman, Inc. *	44,000	684,922
		91,173,130

Denmark 2.0%
Chr. Hansen Holding A/S	14,424	1,243,691
Coloplast A/S, Class B	18,184	2,868,051
DSV PANALPINA A/S	29,938	3,110,564
Genmab A/S *	15,346	3,688,941
Netcompany Group A/S *	7,515	388,244
Novo Nordisk A/S, Class B	84,312	5,378,263
Orsted A/S	28,709	2,899,908
Royal Unibrew A/S *	42,710	3,304,312
Tryg A/S	15,832	422,236
		23,304,210

Finland 0.9%
Huhtamaki Oyj	110,997	4,142,858
Neste Oyj	75,772	2,675,927
UPM-Kymmene Oyj	70,700	1,938,959
Valmet Oyj *	77,955	1,782,758
		10,540,502

France 7.3%
Accor S.A.	136,500	3,797,210
Airbus SE *	41,062	2,599,984
Alten S.A.	10,649	766,705
BNP Paribas S.A.	235,903	7,411,205
Bureau Veritas S.A.	85,800	1,781,202
Capgemini SE	26,771	2,516,762
Coface S.A. *	346,933	2,040,546
Dassault Systemes SE	16,591	2,430,088
EssilorLuxottica S.A.	11,500	1,428,581
Gaztransport Et Technigaz S.A.	53,897	3,907,371
Hermes International	4,702	3,437,491
Ingenico Group S.A.	17,537	2,206,466
Kering S.A.	12,133	6,172,112
Korian S.A.	190,339	6,392,995
L'Oreal S.A.	18,402	5,350,218
LISI	72,344	1,170,100
LVMH Moet Hennessy Louis Vuitton SE	10,681	4,129,195
Security	Number of Shares	Value ($)
Orpea	7,506	834,913
Publicis Groupe S.A.	113,326	3,345,265
Rubis SCA	138,784	6,217,872
Safran S.A.	27,582	2,564,328
Sartorius Stedim Biotech	3,494	837,767
SOITEC *	21,974	2,020,529
Teleperformance	10,220	2,289,371
Valeo S.A.	166,288	3,811,800
Verallia S.A. *	101,820	2,558,034
Worldline S.A. *	29,413	1,992,121
		84,010,231

Germany 8.1%
Allianz SE	28,245	5,197,963
Bayer AG	68,123	4,480,406
Bayerische Motoren Werke AG	113,300	6,664,893
Bechtle AG	19,707	2,849,977
Carl Zeiss Meditec AG	8,002	789,059
CompuGroup Medical SE	9,865	749,723
Continental AG	76,335	6,378,665
Daimler AG	214,194	7,326,074
Delivery Hero SE *	52,114	4,420,057
Duerr AG	61,115	1,426,099
Evotec SE *	101,147	2,495,848
Fielmann AG	107,484	7,067,620
Flatex AG *	48,882	1,531,831
Gerresheimer AG	42,322	3,365,838
HelloFresh SE *	118,832	4,235,555
Henkel AG & Co. KGaA	9,700	756,147
Infineon Technologies AG	85,846	1,595,956
JOST Werke AG	59,110	1,603,198
KION Group AG	8,655	429,307
MorphoSys AG *	38,767	4,067,106
MTU Aero Engines AG	13,715	1,867,646
Nemetschek SE	73,070	4,597,190
Norma Group SE	59,990	1,502,449
Puma SE	18,322	1,150,905
SAP SE	26,038	3,101,312
Stabilus S.A.	49,433	2,111,511
Stroeer SE & Co. KGaA	34,778	2,201,125
Teamviewer AG *	28,122	1,220,372
ThyssenKrupp AG *	373,000	2,481,272
Vonovia SE	51,459	2,544,588
Zalando SE *	60,372	2,959,053
		93,168,745

Hong Kong 1.5%
AIA Group Ltd.	656,400	6,024,286
ASM Pacific Technology Ltd.	188,000	1,899,685
Ausnutria Dairy Corp., Ltd. *	1,606,000	2,961,848
HKBN Ltd.	1,860,483	3,203,963
Man Wah Holdings Ltd.	2,810,000	1,613,727
Minth Group Ltd.	642,000	1,543,769
		17,247,278

India 1.2%
Axis Bank Ltd.	301,324	1,760,471
Bata India Ltd.	46,874	846,352
HDFC Bank Ltd.	91,684	1,203,970
Hexaware Technologies Ltd.	79,558	294,682
Indraprastha Gas Ltd.	498,148	3,155,435
Pidilite Industries Ltd.	30,318	611,208

13
Laudus International MarketMasters Fund  |  Semiannual Report
See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Reliance Industries Ltd.	123,485	2,400,920
WNS Holdings Ltd. ADR *	79,160	3,866,966
		14,140,004

Indonesia 0.4%
PT Bank Central Asia Tbk	1,671,200	2,894,836
PT Bank Mandiri (Persero) Tbk	4,725,800	1,404,797
		4,299,633

Ireland 1.2%
Glanbia plc	324,750	3,456,090
ICON plc *	12,038	1,931,738
Kerry Group plc, Class A	16,046	1,841,045
Kingspan Group plc	32,380	1,649,988
Ryanair Holdings plc ADR *	76,321	4,844,094
		13,722,955

Israel 0.2%
CyberArk Software Ltd. *	7,456	736,354
Kornit Digital Ltd. *	34,849	1,156,116
Wix.com Ltd. *	6,985	913,708
		2,806,178

Italy 1.9%
Amplifon S.p.A.	119,996	2,746,862
Banca Farmafactoring S.p.A.	466,129	2,406,912
Enel S.p.A.	226,739	1,548,728
Falck Renewables SpA	366,052	1,799,152
Ferrari N.V.	14,884	2,326,299
FinecoBank Banca Fineco S.p.A.	178,014	1,983,364
Interpump Group S.p.A.	97,829	2,854,484
Intesa Sanpaolo S.p.A.	3,778,900	5,900,765
Moncler S.p.A.	14,482	544,623
		22,111,189

Japan 12.6%
Anritsu Corp.	212,300	4,321,468
Ariake Japan Co., Ltd.	69,100	3,984,933
Asahi Intecc Co., Ltd.	54,700	1,449,071
Benefit One, Inc.	37,000	649,570
Cosmos Pharmaceutical Corp.	14,400	3,854,727
Daikin Industries Ltd.	23,700	3,041,442
Digital Arts, Inc.	33,200	1,999,791
Disco Corp.	8,400	1,875,838
en-Japan, Inc.	141,800	3,125,734
F.C.C. Co., Ltd.	11,800	167,892
GMO Payment Gateway, Inc.	43,900	3,913,655
Harmonic Drive Systems, Inc.	88,100	4,070,123
Hoya Corp.	44,000	4,012,506
Infomart Corp.	512,500	3,538,635
Invincible Investment Corp.	8,327	2,130,562
Kakaku.com, Inc.	82,100	1,675,278
Keyence Corp.	16,000	5,712,193
Kobe Bussan Co., Ltd.	79,000	3,816,410
Komatsu Ltd.	192,100	3,634,708
Kyudenko Corp.	172,000	4,822,363
Lasertec Corp.	59,700	3,948,348
M3, Inc.	97,600	3,522,772
Matsumotokiyoshi Holdings Co., Ltd.	89,500	3,080,467
Meitec Corp.	8,400	370,895
Menicon Co., Ltd.	37,500	1,627,500
MISUMI Group, Inc.	127,300	3,023,804
MonotaRO Co., Ltd.	25,400	816,137
Security	Number of Shares	Value ($)
Musashi Seimitsu Industry Co., Ltd.	137,000	1,109,222
Nabtesco Corp.	205,800	5,889,035
Nifco, Inc.	227,600	4,394,676
Nihon Kohden Corp.	105,200	3,762,960
Nihon M&A Center, Inc.	236,300	7,708,670
Nippon Gas Co., Ltd.	54,200	1,787,456
Nissan Chemical Corp.	60,500	2,321,304
Nomura Research Institute Ltd.	71,000	1,738,152
NS Solutions Corp.	14,400	363,739
Omron Corp.	36,000	2,114,465
Orix JREIT, Inc.	1,478	1,766,935
Persol Holdings Co., Ltd.	34,800	400,227
Resorttrust, Inc.	242,800	2,489,371
SCREEN Holdings Co., Ltd.	40,900	1,975,428
SCSK Corp.	46,700	2,114,081
Seria Co., Ltd.	62,600	2,034,522
SHIFT, Inc. *	31,200	2,606,961
Shimadzu Corp.	39,400	981,213
Shiseido Co., Ltd.	42,900	2,522,228
SHO-BOND Holdings Co., Ltd.	86,800	3,483,562
SMC Corp.	9,800	4,429,819
SoftBank Group Corp.	43,300	1,855,951
Sushiro Global Holdings Ltd.	28,000	431,855
TechnoPro Holdings, Inc.	13,800	786,129
Terumo Corp.	76,300	2,531,833
TIS, Inc.	66,600	1,270,021
Toyota Motor Corp.	43,900	2,714,199
UT Group Co., Ltd. *	102,400	1,439,294
Zenkoku Hosho Co., Ltd.	2,300	67,017
Zeon Corp.	42,600	373,269
		145,650,416

Mexico 0.2%
Grupo Aeroportuario del Sureste S.A.B. de C.V. ADR	3,654	364,340
Grupo Televisa S.A.B. ADR	253,900	1,358,365
		1,722,705

Netherlands 3.2%
Adyen N.V. *	2,907	2,870,894
ASM International N.V.	22,160	2,439,330
ASML Holding N.V.	44,656	13,043,360
B&S Group Sarl	314,297	1,746,221
Boskalis Westminster N.V.	154,630	2,685,802
Euronext N.V.	45,287	3,802,025
EXOR N.V.	74,300	4,051,912
IMCD N.V.	44,590	3,937,477
Marel Hf	589,011	2,524,840
		37,101,861

New Zealand 0.1%
Mercury NZ Ltd.	517,711	1,439,209

Norway 0.4%
Bakkafrost P/F	39,391	1,943,497
Elkem A.S.A.	736,115	1,224,447
Subsea 7 S.A. *	200,228	1,099,080
Tomra Systems A.S.A.	26,885	893,302
		5,160,326

Poland 0.3%
Dino Polska S.A. *	81,913	3,464,083

14
Laudus International MarketMasters Fund  |  Semiannual Report
See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Portugal 0.0%
Banco Espirito Santo S.A. *(a)	42,176	—

Republic of Korea 1.1%
BGF retail Co., Ltd.	10,999	1,422,934
Douzone Bizon Co., Ltd.	41,019	2,972,727
Kakao Corp.	5,680	858,355
NAVER Corp.	24,450	3,964,092
Orion Corp/Republic of Korea	15,319	1,569,375
Samsung Electronics Co., Ltd.	25,500	1,048,497
Samsung SDI Co., Ltd.	5,736	1,355,049
		13,191,029

Russia 0.1%
Yandex N.V., Class A *	35,231	1,331,027

Singapore 1.4%
Ascendas Real Estate Investment Trust	1,166,171	2,438,790
CapitaLand Mall Trust	1,398,400	1,860,573
ESR-REIT	5,257,900	1,259,838
NetLink NBN Trust	2,083,500	1,474,391
SATS Ltd.	1,753,000	4,061,340
Sheng Siong Group Ltd.	5,013,800	5,253,750
SPH REIT	637,200	366,787
		16,715,469

South Africa 0.4%
Naspers Ltd., N Shares	26,145	4,069,427

Spain 0.4%
Amadeus IT Group S.A.	71,180	3,397,596
Industria de Diseno Textil S.A.	60,171	1,541,123
		4,938,719

Sweden 5.5%
AAK AB	387,358	6,327,049
AF POYRY AB *	155,097	2,817,814
Atlas Copco AB, A Shares	140,173	4,830,987
Atlas Copco AB, B Shares	22,568	698,070
Bravida Holding AB *	371,786	3,001,752
Embracer Group AB *	293,504	3,107,741
Evolution Gaming Group AB	33,716	1,544,077
Fabege AB	43,378	513,852
Fastighets AB Balder, B Shares *	65,795	2,600,034
Hennes & Mauritz AB, B Shares	266,300	3,640,212
Hexagon AB, B Shares	59,776	2,933,324
Indutrade AB	20,024	643,751
Kinnevik AB, B Shares	40,650	835,478
Lifco AB, B Shares	46,092	2,178,661
Lindab International AB	230,700	2,113,900
Loomis AB, B Shares	115,198	2,809,188
Nibe Industrier AB, B Shares	46,647	870,282
Nolato AB, B Shares	10,499	551,822
Samhallsbyggnadsbolaget i Norden AB	2,545,163	4,928,853
Sinch AB *	63,641	3,289,263
SKF AB, B Shares	217,600	3,434,514
Spotify Technology S.A. *	16,814	2,548,498
Stillfront Group AB *	59,029	3,507,272
Vitrolife AB	19,459	353,094
Volvo AB, B Shares	285,700	3,661,121
		63,740,609

Security	Number of Shares	Value ($)
Switzerland 5.3%
Belimo Holding AG	101	672,417
Burckhardt Compression Holding AG	14,972	3,037,972
Cembra Money Bank AG	30,986	2,945,772
Cie Financiere Richemont S.A.	50,400	2,859,365
Credit Suisse Group AG	699,053	6,382,799
Daetwyler Holding AG	9,529	1,633,091
Glencore plc	4,343,900	8,138,032
Kuehne & Nagel International AG	5,090	728,085
LafargeHolcim Ltd.	60,664	2,519,555
Logitech International S.A.	25,480	1,227,200
Lonza Group AG	14,345	6,263,968
Partners Group Holding AG	3,340	2,632,053
SIG Combibloc Group AG *	263,607	4,269,576
Sika AG	21,755	3,598,476
Straumann Holding AG	2,732	2,078,580
Tecan Group AG	13,495	4,344,611
Temenos AG	13,069	1,693,500
The Swatch Group AG - Bearer Shares	11,085	2,224,335
u-blox Holding AG *	16,521	1,157,201
VAT Group AG	5,038	831,478
Zur Rose Group AG *	13,421	2,207,883
		61,445,949

Taiwan 2.8%
Accton Technology Corp.	528,000	3,827,507
Airtac International Group	249,000	4,771,652
ASPEED Technology, Inc.	62,000	2,451,742
Chailease Holding Co., Ltd.	1,069,918	4,065,004
Globalwafers Co. Ltd.	50,000	636,351
King Yuan Electronics Co., Ltd.	2,336,000	2,800,118
Macronix International Co., Ltd.	2,573,000	3,069,767
MediaTek, Inc.	222,000	3,065,471
Taiwan Semiconductor Manufacturing Co., Ltd.	51,000	514,478
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	124,314	6,604,803
		31,806,893

Thailand 0.2%
Airports of Thailand PCL	271,300	521,973
Sea Ltd. ADR *	23,562	1,309,576
		1,831,549

Turkey 0.1%
Ulker Biskuvi Sanayi AS *	468,609	1,588,960

United Kingdom 13.9%
3i Group plc	102,233	1,004,323
Abcam plc	26,037	416,479
Ashtead Group plc	155,285	4,241,645
Assura plc	922,916	885,217
Avast plc	796,712	4,589,033
AVEVA Group plc	20,013	898,229
Bellway plc	91,501	3,061,745
Big Yellow Group plc	54,837	738,132
boohoo Group plc *	662,694	2,692,806
Bunzl plc	114,800	2,491,705
Cineworld Group plc	1,603,387	1,321,894
CNH Industrial N.V. *	870,692	5,446,345
Coats Group plc	4,140,869	2,395,142
Compass Group plc	170,330	2,866,212
ContourGlobal plc	1,741,638	3,559,538

15
Laudus International MarketMasters Fund  |  Semiannual Report
See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Croda International plc	20,829	1,277,228
Dechra Pharmaceuticals plc	61,654	2,146,061
Diageo plc	93,754	3,227,936
Diploma plc	190,245	4,123,500
Electrocomponents plc	432,802	3,143,881
Elementis plc	587,971	518,385
Equiniti Group plc	1,889,043	4,072,625
Experian plc	120,556	3,620,341
Ferguson plc	25,635	1,848,340
Funding Circle Holdings plc *	91,736	99,712
Future plc	193,973	2,513,740
G4S plc	1,017,300	1,396,531
Games Workshop Group plc	19,408	1,468,886
Greggs plc	95,976	2,207,560
Halma plc	99,445	2,614,447
Hill & Smith Holdings plc	208,258	3,019,122
HomeServe plc	255,259	3,575,579
IMI plc	94,976	987,568
Intermediate Capital Group plc	388,524	5,496,368
Intertek Group plc	23,847	1,423,171
JD Sports Fashion plc	326,171	2,161,965
Liberty Global plc, Class A *	117,100	2,274,082
Liberty Global plc, Class C *	71,939	1,317,203
Lloyds Banking Group plc	15,510,500	6,275,672
London Stock Exchange Group plc	34,000	3,182,291
Network International Holdings plc *	265,496	1,384,726
Nomad Foods Ltd. *	75,468	1,555,395
Ocado Group plc *	61,650	1,245,187
Prudential plc	202,700	2,859,572
Reckitt Benckiser Group plc	15,400	1,282,816
RELX plc	107,105	2,416,481
Renishaw plc	11,726	518,987
Rentokil Initial plc	329,896	1,962,753
Rolls-Royce Holdings plc	758,300	3,138,566
Rotork plc	185,590	578,562
Royal Bank of Scotland Group plc	1,682,500	2,347,275
Schroders plc	87,333	2,916,885
Schroders plc, Non-Voting Shares	1,100	29,374
Segro plc	200,282	2,099,261
Serco Group plc *	1,556,483	2,519,462
Signature Aviation plc	479,073	1,176,561
Smiths Group plc	112,800	1,756,342
Softcat plc	40,026	568,355
Spectris plc	107,424	3,622,411
Spirax-Sarco Engineering plc	17,965	1,966,079
SSP Group plc	73,777	260,743
The Unite Group plc	235,140	2,596,466
Trainline plc *	679,860	3,249,327
Security	Number of Shares	Value ($)
Tritax Big Box REIT plc	3,160,484	4,797,032
Ultra Electronics Holdings plc	141,143	3,494,301
Vesuvius plc	353,680	1,785,403
Victrex plc	169,950	4,258,259
WH Smith plc	27,045	426,895
WPP plc	379,400	2,943,810
		160,357,925

United States 1.0%
Amazon.com, Inc. *	1,625	4,020,250
Illumina, Inc. *	8,277	2,640,611
NVIDIA Corp.	3,353	980,015
Tesla, Inc. *	5,337	4,172,894
		11,813,770
Total Common Stock
(Cost $1,061,333,572)		1,101,915,387

Preferred Stock 0.1% of net assets

Germany 0.1%
Henkel AG & Co. KGaA	10,700	950,016
Total Preferred Stock
(Cost $1,096,002)		950,016

Other Investment Company 3.8% of net assets

Money Market Fund 3.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.22% (b)	43,649,843	43,649,843
Total Other Investment Company
(Cost $43,649,843)		43,649,843

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 06/19/20	458	37,517,070	2,930,697

Expiration Date	Counterparty	Currency to be Received	Amount of Currency to be Received	Currency to be Delivered	Amount of Currency to be Delivered	Unrealized Appreciation (Depreciation) ($)
Forward Foreign Currency Exchange Contracts
06/17/2020	State Street Bank & Trust Co.	CHF	750,000	USD	770,911	7,023
06/17/2020	State Street Bank & Trust Co.	USD	2,183,128	CHF	2,122,000	(17,908)
Net Unrealized Depreciation on Forward Foreign Currency Exchange Contracts						(10,885)
*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	The rate shown is the 7-day yield.

16
Laudus International MarketMasters Fund  |  Semiannual Report
See financial notes

Laudus International MarketMasters Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust

CHF —	Swiss franc
USD —	U.S. dollar

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$—	$433,368,545	$—	$433,368,545
Argentina	7,551,033	—	—	7,551,033
Australia	—	48,593,648	714,752	49,308,400
Brazil	7,538,283	—	—	7,538,283
Canada	77,842,815	—	—	77,842,815
China	33,998,460	57,174,670	—	91,173,130
Germany	2,823,570	90,345,175	—	93,168,745
India	3,866,966	10,273,038	—	14,140,004
Ireland	10,266,865	3,456,090	—	13,722,955
Israel	2,806,178	—	—	2,806,178
Mexico	1,722,705	—	—	1,722,705
Netherlands	9,742,247	27,359,614	—	37,101,861
Portugal	—	—	— *	—
Russia	1,331,027	—	—	1,331,027
Sweden	2,548,498	61,192,111	—	63,740,609
Taiwan	6,604,803	25,202,090	—	31,806,893
Thailand	1,831,549	—	—	1,831,549
Turkey	1,588,960	—	—	1,588,960
United Kingdom	7,966,659	152,391,266	—	160,357,925
United States	11,813,770	—	—	11,813,770
Preferred Stock[1]	—	950,016	—	950,016
Other Investment Company[1]	43,649,843	—	—	43,649,843
Futures Contracts[2]	2,930,697	—	—	2,930,697
Forward Foreign Currency Exchange Contracts[2]	—	7,023	—	7,023
Liabilities
Forward Foreign Currency Exchange Contracts[2]	—	(17,908)	—	(17,908)
Total	$238,424,928	$910,295,378	$714,752	$1,149,435,058
*	Level 3 amount shown includes securities determined to have no value at April 30, 2020.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts and forward foreign currency exchange contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.
17
Laudus International MarketMasters Fund  |  Semiannual Report
See financial notes

Laudus International MarketMasters Fund
Statement of Assets and Liabilities

As of April 30, 2020; unaudited
Assets
Investments in unaffiliated issuers, at value (cost $1,106,079,417)		$1,146,515,246
Foreign currency, at value (cost $443,491)		444,602
Deposit with broker for futures contracts		3,873,546
Receivables:
Investments sold		8,850,492
Variation margin on futures contracts		2,931,600
Dividends		1,829,621
Foreign tax reclaims		1,030,074
Fund shares sold		402,750
Unrealized appreciation on forward foreign currency exchange contracts		7,023
Prepaid expenses	+	17,208
Total assets		1,165,902,162
Liabilities
Payables:
Investments bought		7,854,838
Investment adviser and administrator fees		914,080
Shareholder service fees		154,001
Fund shares redeemed		1,914,256
Unrealized depreciation on forward foreign currency exchange contracts		17,908
Accrued expenses	+	547,162
Total liabilities		11,402,245
Net Assets
Total assets		1,165,902,162
Total liabilities	–	11,402,245
Net assets		$1,154,499,917
Net Assets by Source
Capital received from investors		1,124,265,905
Total distributable earnings		30,234,012

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,154,499,917		58,431,646		$19.76

18
Laudus International MarketMasters Fund  |  Semiannual Report
See financial notes

Laudus International MarketMasters Fund
Statement of Operations

For the period November 1, 2019 through April 30, 2020; unaudited
Investment Income
Dividends (net of foreign withholding tax of $743,050)		$7,445,574
Expenses
Investment adviser and administrator fees		8,325,135
Shareholder service fees		1,031,603
Custodian fees		269,576
Portfolio accounting fees		85,688
Shareholder reports		31,297
Professional fees		30,374
Registration fees		23,819
Transfer agent fees		17,994
Independent trustees’ fees		7,620
Other expenses	+	19,537
Total expenses		9,842,643
Expense reduction by CSIM and its affiliates	–	1,679,120
Net expenses	–	8,163,523
Net investment loss		(717,949)
Realized and Unrealized Gains (Losses)
Net realized gains on investments		30,900,040
Net realized losses on futures contracts		(6,831,886)
Net realized losses on foreign currency transactions		(169,898)
Net realized gains on forward foreign currency exchange contracts	+	11,900
Net realized gains		23,910,156
Net change in unrealized appreciation (depreciation) on investments		(173,954,680)
Net change in unrealized appreciation (depreciation) on futures contracts		1,004,062
Net change in unrealized appreciation (depreciation) on foreign currency translations		9,968
Net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts	+	(26,495)
Net change in unrealized appreciation (depreciation)	+	(172,967,145)
Net realized and unrealized losses		(149,056,989)
Decrease in net assets resulting from operations		($149,774,938)
19
Laudus International MarketMasters Fund  |  Semiannual Report
See financial notes

Laudus International MarketMasters Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/19-4/30/20		11/1/18-10/31/19
Net investment income (loss)		($717,949)	$18,495,360
Net realized gains (losses)		23,910,156	(5,592,579)
Net change in unrealized appreciation (depreciation)	+	(172,967,145)	125,000,030
Increase (decrease) in net assets from operations		(149,774,938)	137,902,811
Distributions to Shareholders1
Investor Shares		—	(34,719,762)
Select Shares	+	(27,899,553)	(99,317,431)
Total distributions		($27,899,553)	($134,037,193)

Transactions in Fund Shares[1]
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	VALUE	SHARES	VALUE
Shares Sold
Investor Shares		—	$—	103,775	$2,181,854
Select Shares	+	4,377,819	81,590,196	21,106,679	454,485,861
Total shares sold		4,377,819	$81,590,196	21,210,454	$456,667,715
Shares Reinvested
Investor Shares		—	$—	1,583,820	$30,947,842
Select Shares	+	891,003	21,116,755	3,532,129	68,841,189
Total shares reinvested		891,003	$21,116,755	5,115,949	$99,789,031
Shares Redeemed
Investor Shares		—	$—	(19,296,537)	($416,594,739)
Select Shares	+	(8,561,866)	(183,430,819)	(12,155,331)	(261,429,704)
Total shares redeemed		(8,561,866)	($183,430,819)	(31,451,868)	($678,024,443)
Net transactions in fund shares		(3,293,044)	($80,723,868)	(5,125,465)	($121,567,697)
Shares Outstanding and Net Assets
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		61,724,690	$1,412,898,276	66,850,155	$1,530,600,355
Total decrease	+	(3,293,044)	(258,398,359)	(5,125,465)	(117,702,079)
End of period		58,431,646	$1,154,499,917	61,724,690	$1,412,898,276
[1]	Effective February 26, 2019, all outstanding Investor Shares (17,685,944 shares valued at $382,997,961) were consolidated into the Select Shares, resulting in a single class of shares of the fund.
20
Laudus International MarketMasters Fund  |  Semiannual Report
See financial notes

Laudus International MarketMasters Fund
Financial Notes, unaudited

1. Business Structure of the Fund:
Laudus International MarketMasters Fund is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Laudus International MarketMasters Fund	Schwab Target 2040 Fund
Schwab S&P 500 Index Fund	Schwab Target 2045 Fund
Schwab Small-Cap Index Fund®	Schwab Target 2050 Fund
Schwab Total Stock Market Index Fund®	Schwab Target 2055 Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2060 Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Fundamental US Large Company Index Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Fundamental US Small Company Index Fund
Schwab International Index Fund®	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Fundamental International Small Company Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Fundamental Global Real Estate Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Target 2010 Index Fund
Schwab Balanced Fund	Schwab Target 2015 Index Fund
Schwab Core Equity Fund	Schwab Target 2020 Index Fund
Schwab Dividend Equity Fund	Schwab Target 2025 Index Fund
Schwab Large-Cap Growth Fund	Schwab Target 2030 Index Fund
Schwab Small-Cap Equity Fund	Schwab Target 2035 Index Fund
Schwab Hedged Equity Fund	Schwab Target 2040 Index Fund
Schwab Health Care Fund	Schwab Target 2045 Index Fund
Schwab International Core Equity Fund	Schwab Target 2050 Index Fund
Schwab Target 2010 Fund	Schwab Target 2055 Index Fund
Schwab Target 2015 Fund	Schwab Target 2060 Index Fund
Schwab Target 2020 Fund	Schwab Monthly Income Fund - Moderate Payout
Schwab Target 2025 Fund	Schwab Monthly Income Fund - Enhanced Payout
Schwab Target 2030 Fund	Schwab Monthly Income Fund - Maximum Payout
Schwab Target 2035 Fund
The fund offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The fund invests in certain other investment companies (underlying funds). For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
•   Foreign equity security fair valuation: The Board has adopted procedures to fair value foreign equity securities that are traded in markets that close prior to the fund valuing its holdings. By fair valuing securities whose prices may have been affected by events occurring after the close of trading, the fund seeks to establish prices that investors might expect to realize upon the current sales of these securities. This methodology is designed to deter “arbitrage” market timers, who seek to exploit delays between the change in the value of the fund’s portfolio holdings and the NAV of the fund’s shares, and seeks to help ensure that the prices at which the fund’s shares are purchased and redeemed are fair and do not result in dilution of shareholder interest or other harm to shareholders. When fair value pricing is used at the open or close of a reporting period, it may cause a temporary divergence between the return of the fund and that of its comparative index or benchmark. The Board regularly reviews fair value determinations made by the fund pursuant to these procedures.
•   Futures contracts and forward foreign currency exchange contracts (forwards): Futures contracts are valued at their settlement prices as of the close of their exchanges. Forwards are valued based on that day’s forward exchange rates or by using an interpolated forward exchange rate for contracts with interim settlement dates.
•   Underlying funds: Mutual funds are valued at their respective NAVs.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
provincial obligations. In addition, international securities whose markets close hours before the fund values its holdings may require fair valuations due to significant movement in the U.S. markets occurring after the daily close of the foreign markets. The Board has approved a vendor that calculates fair valuations of international equity securities based on a number of factors that appear to correlate to the movements in the U.S. markets.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments as of April 30, 2020 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. The fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by the fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their market value may change daily.
Forward Foreign Currency Exchange Contracts: Forwards are contracts to buy and sell a currency at a set price on a future date. The value of the forwards is accounted for as unrealized appreciation or depreciation until the contracts settle, at which time the gains or losses are realized.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Gains realized by the fund on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the fund records a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities.
When the fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(d) Investment Income:
Interest income is recorded as it accrues. Dividends, in the form of cash or non-cash income such as in the form of additional securities, and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
The fund filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. For additional details see Affiliates and Affiliated Transactions in financial note 4, Other Affiliated Transactions.
(e) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the fund invests. These foreign taxes, if any, are paid by the fund and are disclosed in the Statement of Operations. Foreign taxes payable as of April 30, 2020, if any, are reflected in the fund’s Statement of Assets and Liabilities.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(k) Recent Accounting Standards:
In August 2018, the FASB issued Accounting Standards Update “Fair Value Measurement (Topic 820)” (ASU 2018-13) which modifies the disclosure requirements for fair value measurement by removing, modifying, or adding certain disclosures. The amendments are effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The fund is permitted to early adopt any removed or modified disclosures upon issuance of this update and delay adoption of the additional disclosures until their effective date. The fund has early adopted certain removed or modified disclosures, including the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timing of transfers between levels upon issuance of ASU 2018-13, and has delayed adoption of the additional disclosures until their effective date. At this time, management is currently evaluating the impact that the adoption of the additional disclosures will have on the fund’s financial statements.

3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Investment Style Risk. CSIM may attempt to reduce the impact of the performance of any given investment style by allocating to investment managers who invest in both value and growth style stocks. But whenever value stocks fall out of favor with investors, they may underperform growth stocks, and vice versa.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Management Risk. As with all actively managed funds, the fund is subject to the risk that its investment adviser and investment managers will select investments or allocate assets in a manner that could cause the fund to underperform or otherwise not meet its investment objective. Poor stock selection or a focus on securities in a particular sector may cause the fund to underperform its benchmark or other funds with a similar investment objective.
Foreign Investment Risk. The fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of the fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged, resulting in the dollar value of the fund’s investment being
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
adversely affected. To the extent the fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with the fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
Currency Risk. As a result of the fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the fund will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar. If such an event occurs, the dollar value of an investment in the fund would be adversely affected.
Derivatives Risk. The fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A credit default swap is an agreement in which the seller agrees to make a payment to the buyer in the event of a specified credit event in exchange for a fixed payment or series of fixed payments.
The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk, market risk and management risk, are discussed elsewhere in this section. The fund’s use of derivatives is also subject to credit risk, leverage risk, lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Credit risk is the risk that the counterparty to a derivatives transaction may not fulfill its obligations. Leverage risk is the risk that a small percentage of assets invested in derivatives can have a disproportionately large impact on the fund. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gains. The fund’s use of derivatives could reduce the fund’s performance, increase its volatility, and could cause the fund to lose more than the initial amount invested. The use of derivatives, that are subject to regulation by the Commodity Futures Trading Commission (CFTC), could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
Multi-Manager Risk. Although CSIM monitors and coordinates the overall management of the fund, each investment manager makes investment decisions independently, and it is possible that the investment styles of the investment managers may not complement one another. As a result, the fund’s exposure to a given stock, industry or investment style could unintentionally be smaller or larger than if the fund had a single manager.
Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
For its advisory and administrative services to the fund, CSIM is entitled to receive an annual fee, payable monthly, based on a percentage of the fund’s average daily net assets as follows:
First $500 million	1.29%
$500 million to $1 billion	1.275%
Over $1 billion	1.25%
For the period ended April 30, 2020, the aggregate advisory fees paid to CSIM by the fund was 1.28% as a percentage of the fund’s average daily net assets.
Shareholder Servicing
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of CSIM, (together, service providers), of certain shareholder services to the current shareholders of the fund.
Pursuant to the Plan, the fund’s shares are subject to an annual shareholder servicing fee up to 0.20%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the fund (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the fund), and the fund will pay no more than 0.20% of the average annual daily net asset value of the fund shares owned by shareholders holding shares through such service provider. Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Expense Limitation
Although these agreements specify certain fees for these services, CSIM and its affiliates have made an additional agreement with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses to 1.25%.
Investments from Affiliates
Certain funds in the Fund Complex (for definition refer to Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentage of shares of the fund in this report that are owned by other funds in the Fund Complex as of April 30, 2020, as applicable:
Underlying Fund
Schwab Monthly Income Fund - Enhanced Payout	0.6%
Schwab Monthly Income Fund - Maximum Payout	0.2%
Schwab Monthly Income Fund - Moderate Payout	0.5%
Schwab Target 2010 Fund	0.3%
Schwab Target 2015 Fund	0.4%
Schwab Target 2020 Fund	3.0%
Schwab Target 2025 Fund	4.4%
Schwab Target 2030 Fund	8.9%
Schwab Target 2035 Fund	4.8%
Schwab Target 2040 Fund	10.9%
Schwab Target 2045 Fund	2.0%
Schwab Target 2050 Fund	2.1%
Schwab Target 2055 Fund	1.3%
Schwab Target 2060 Fund	0.2%
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Other Affiliated Transactions
The professional fees related to foreign withholding tax claims discussed in financial note 2 were non-routine expenses. The investment adviser agreed to pay these professional fees, which are subject to reimbursement by the fund to the extent the fund is able to successfully recover taxes withheld in the future.
As of April 30, 2020, the balance of professional fees related to foreign withholding tax subject to future reimbursement by the fund to the investment adviser was $27,425. There were no professional fees incurred by the fund and no reimbursements made by the fund to the investment adviser during the period ended April 30, 2020.
No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), maturing on October 1, 2020. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on November 29, 2019. On November 29, 2019, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on November 27, 2020. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount it borrows. There were no borrowings from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:
For the period ended April 30, 2020, purchases and sales of securities (excluding short-term obligations) were as follows:
Purchases of Securities	Sales of Securities
$424,868,496	$531,267,876
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Financial Notes, unaudited (continued)

8. Derivatives:
The fund entered into equity index futures contracts during the report period. The fund invested in futures contracts to equitize available cash. The current value and variation margin for futures contracts held at April 30, 2020 are presented on the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized and change in unrealized gains (losses) on futures contracts are presented on the Statement of Operations. Refer to financial note 2(b) for the fund’s accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended April 30, 2020, the month-end average notional amounts of futures contracts held by the fund and the month-end average number of contracts held were as follows:
Notional Amounts	Number of Contracts
$40,997,463	583
The fund invested in forwards in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future foreign currency exchange rates and to hedge exposure to certain currencies. Refer to financial note 2(b) for the fund’s accounting policies with respect to forwards and financial note 3 for disclosures concerning the risks of investing in forwards. During the period ended April 30, 2020, the month-end average forward foreign currency notional amount and the month-end average unrealized depreciation were $2,678,089 and ($8,043), respectively.
As of April 30, 2020, the derivatives contracts held by the fund, categorized by primary risk exposure, were:
Asset Derivatives	Fair Value
Equity Index Futures Contracts[1]	$2,930,697
Forward Foreign Currency Exchange Contracts[2]	7,023
Liability Derivatives	Fair Value
Equity Index Futures Contracts[3]	$—
Forward Foreign Currency Exchange Contracts[4]	(17,908)
[1]	Includes cumulative unrealized appreciation of futures contracts as reported in the Schedule of Portfolio Holdings. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
[2]	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
[3]	Includes cumulative unrealized depreciation of futures contracts as reported in the Schedule of Portfolio Holdings. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
[4]	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.
The effects of the derivatives held by the fund in the Statement of Operations for the period ended April 30, 2020 were:
Equity Index Futures Contracts
Realized losses[1]	($6,831,886)
Net change in unrealized appreciation (depreciation)[2]	1,004,062
Forward Foreign Currency Exchange Contracts
Realized gains[1]	$11,900
Net change in unrealized appreciation (depreciation)[2]	(26,495)
[1]	Statement of Operations location: Net realized losses on futures contracts and net realized gains on forward foreign currency exchange contracts.
[2]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts and net change in unrealized appreciation (depreciation) on forward foreign currency exchange contracts.
The fund’s forwards are entered into pursuant to International Swaps and Derivatives Association, Inc. (ISDA) agreements which govern certain terms of derivative transactions. ISDA agreements typically contain, among other things, master netting provisions in the event of a default or other termination event. Master netting provisions allow the fund and the counterparty, in the event of a default or other termination event, to offset payable and receivable amounts for each party related to derivative contracts to one net amount payable by either the fund or the counterparty. The fund’s forwards, which are reported gross in the Statement of Assets
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Financial Notes, unaudited (continued)

8. Derivatives (continued):
and Liabilities, are presented in the table below. The following table presents the fund’s forwards, net of amounts available for offset under a master netting agreement and net of any related collateral received by the fund for assets and pledged by the fund for liabilities as of April 30, 2020.
		Gross Amounts Not Offset in the Statement of Assets & Liabilities
Counterparty	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amounts(a)
State Street Bank & Trust Co.	$7,023	($7,023)	$—	$—
Total	$7,023	($7,023)	$—	$—
Counterparty	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amounts(b)
State Street Bank & Trust Co.	($17,908)	$7,023	$—	($10,885)
Total	($17,908)	$7,023	$—	($10,885)
[a]	Represents the net amount due from the counterparty in the event of default.
[b]	Represents the net amount due to the counterparty in the event of default.

9. Federal Income Taxes:
As of April 30, 2020, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
Tax cost	$1,133,744,932
Gross unrealized appreciation	$157,646,796
Gross unrealized depreciation	(141,956,670)
Net unrealized appreciation (depreciation)	$15,690,126
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2019, the fund had no capital loss carryforwards available to offset future net capital gains.
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of April 30, 2020. The tax-basis components of distributions paid during the fiscal year ended October 31, 2019, were as follows:
Ordinary income	$18,404,188
Long-term capital gains	115,633,005
As of October 31, 2019, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended October 31, 2019, the fund did not incur any interest or penalties.

10. Independent Registered Public Accounting Firm:
On June 8, 2020, the Audit, Compliance and Valuation Committee of the Board approved, and on June 9, 2020, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Schwab Funds Complex for fiscal periods ending after June 8, 2020.
On June 8, 2020, the PricewaterhouseCoopers LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Schwab Funds Complex. The Prior Auditor’s reports on the financial statements of the fund for the past two fiscal years, the years ended October 31, 2018 and October 31, 2019, did not contain an adverse opinion or disclaimer of opinion, and were not
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Financial Notes, unaudited (continued)

10. Independent Registered Public Accounting Firm (continued):
qualified or modified as to uncertainty, audit scope or accounting principles. During the last two fiscal year-ends and through June 8, 2020, there were no (1) disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its reports on the fund’s financial statements for such periods; or (2) “reportable events,” as that term is defined in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

11. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Approval of New Sub-Advisory Agreement

At a meeting of the Board held on December 12, 2019, CSIM recommended, and the Trustees, including a majority of the Independent Trustees, approved a new investment sub-advisory agreement between Charles Schwab Investment Management, Inc. (CSIM) and Baillie Gifford Overseas Limited (Baillie Gifford) (New Sub-Advisory Agreement), pursuant to which Baillie Gifford was appointed as a sub-adviser to Laudus International MarketMasters Fund (the Fund), a series of Schwab Capital Trust (the Trust).
The Board was provided with detailed materials related to Baillie Gifford in advance of, and additional materials at, the meeting. The materials and related discussions included, but were not limited to, information about Baillie Gifford’s (a) quality of investment management and other services; (b) investment management personnel; (c) operations and financial condition; (d) brokerage practices (including any soft dollar arrangements) and other investment strategies; (e) compliance systems; (f) policies on, and compliance procedures for, personal securities transactions; (g) reputation, expertise and resources; (h) performance compared with similar advisers; and (i) performance with respect to similar accounts managed by Baillie Gifford. In addition, the Board was provided with information about the level of the sub-advisory fees to be paid to Baillie Gifford, and comparable fees paid to Baillie Gifford for managing similar accounts. The Independent Trustees received advice from independent counsel to the Independent Trustees. The proposed appointment of Baillie Gifford was first reviewed and discussed in the Investment Oversight Committee of the Board (the Committee) on December 11, 2019. Following such discussion, the Committee recommended the New Sub-Advisory Agreement to the Board for approval.
In its consideration of the approval of the New Sub-Advisory Agreement, the Board considered a variety of specific factors, including:
1.	the nature, extent and quality of the services to be provided to the Fund under the New Sub-Advisory Agreement, including the resources Baillie Gifford to be dedicated to the Fund;
2.	Baillie Gifford’s investment performance in providing sub-advisory services with respect to similar accounts;
3.	the Fund’s expenses and how those expenses would be impacted by the hiring of Baillie Gifford;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale may be realized as the Fund grows and whether fee levels in the New Sub-Advisory Agreement with Baillie Gifford reflect the economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the sub-advisory services to be provided by Baillie Gifford to the Fund and the resources Baillie Gifford will dedicate to the Fund. In this regard, the Trustees considered the information provided by Baillie Gifford with respect to its history, reputation, expertise, qualifications of its personnel, and experience in managing the type of strategies for which Baillie Gifford was being engaged. The Board also considered reports regarding the search process undertaken by CSIM that led to the identification of Baillie Gifford by CSIM as a well-qualified sub-adviser to the Fund with an investment style consistent with the Fund’s investment objective and strategies, and CSIM’s desired risk/return profile. The Trustees also considered the Trust’s Chief Compliance Officer’s evaluation of Baillie Gifford’s compliance program and the recommended compliance monitoring program for Baillie Gifford. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services to be provided by Baillie Gifford to the Fund and the resources of Baillie Gifford to be dedicated to the Fund supported approval of the New Sub-Advisory Agreement with Baillie Gifford.
Investment Performance. The Board considered Baillie Gifford’s investment performance in determining whether to approve the New Sub-Advisory Agreement. Specifically, the Trustees considered Baillie Gifford’s tracking error relative to appropriate benchmarks as well as its overall relative performance in providing investment advisory services to similar accounts. Following such evaluation, the Board concluded, within the context of its full deliberations, that the investment performance of Baillie Gifford supported approval of the New Sub-Advisory Agreement.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation to be paid under the New Sub-Advisory Agreement, and the Fund’s net operating expense ratio. When considering the fees to be paid to Baillie Gifford, the Trustees took into account the fact that Baillie Gifford will be compensated by CSIM, and not by the Fund directly, and that the fees paid to Baillie Gifford would not impact the fees paid by the Fund to CSIM. The Trustees also considered fees charged by Baillie Gifford to comparable sub-advised accounts. The Board considered CSIM’s statements that the fees to be paid to Baillie Gifford are reasonable in light of the anticipated quality of services to be provided by Baillie Gifford. Following such evaluation, the Board concluded, within the context of its full deliberations,

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that the fees to be paid to Baillie Gifford are reasonable and supported approval of the New Sub-Advisory Agreement.
Profitability. With respect to the profitability of CSIM, the Trustees considered projected profitability to CSIM before and after the appointment of Baillie Gifford as a new sub-adviser. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the expected profitability of CSIM supported approval of the New Sub-Advisory Agreement. With respect to Baillie Gifford, no historical information regarding the profitability of its relationship to the Fund was available. The Trustees took into account, however, the fact that Baillie Gifford will be compensated by CSIM, and not by the Fund directly, and that the compensation paid to Baillie Gifford reflects an arms-length negotiation between CSIM and Baillie Gifford, which are unaffiliated with each other.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale and whether those are passed along to the Fund’s shareholders through graduated investment advisory and sub-advisory fee schedules or other means, including any fee waivers by CSIM and its affiliates. In connection with its evaluation, the Board took into account the fact that the existing contractual investment advisory and sub-advisory fee schedules relating to the Fund include lower fees at higher graduated asset levels. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including a majority of the Independent Trustees, approved the New Sub-Advisory Agreement for an initial two-year term and concluded that the compensation under the New Sub-Advisory Agreement is fair and reasonable in light of such services, and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 99 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	99	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	99	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	99	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	99	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	99	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	99	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	99	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	99	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	99	Director (2012 – present), Eaton Corporation plc

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	99	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	99	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	99	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Bloomberg Barclays US Aggregate Bond Index   An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
restricted and illiquid securities  Restricted securities are securities that are subject to legal restrictions on their sale. Restricted securities generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933 (the 1933 Act), or in a registered public offering. Certain restricted securities, such as Section 4(a)(2) commercial paper and Rule 144A securities under the 1933 Act, may be considered to be liquid if they meet the criteria for liquidity established by the Board. Illiquid securities generally are any securities that cannot be disposed of promptly and in the ordinary course of business at approximately the amount at which a fund has valued the instruments. The liquidity of a fund’s investments is monitored under the supervision and direction of the Board. Investments currently not considered liquid include repurchase agreements not maturing within seven days and certain restricted securities.
return on equity (ROE)  The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

38
Laudus International MarketMasters Fund  |  Semiannual Report

Notes

Laudus International MarketMasters Fund
Laudus Funds®

Laudus Funds offer investors access to some of the world’s leading investment managers. With a rigorous manager selection process and ongoing oversight by Charles Schwab Investment Management, Laudus Funds offer single and multi-manager strategies as a complement to other funds managed by Charles Schwab Investment Management. The list below shows all currently available Laudus Funds.
An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus or, if available, the summary prospectus. Please call 1-877-824-5615 for a prospectus for any Laudus Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Laudus Funds’ website at www.schwabfunds.com/laudusfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Laudus Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/laudusfunds_prospectus or the SEC’s website at www.sec.gov.

Laudus Funds®
Laudus® U.S. Large Cap Growth Fund
Laudus International MarketMasters Fund™
Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Fund
Laudus International MarketMasters Fund
1-877-824-5615

Printed on recycled paper.

This page is intentionally left blank.

MFR13563-23
00245380

Semiannual Report  |  April 30, 2020
Schwab Target Funds

Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Target 2045 Fund
Schwab Target 2050 Fund
Schwab Target 2055 Fund
Schwab Target 2060 Fund
New Notice Regarding Shareholder Report Delivery Options
Beginning on January 1, 2021, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary (such as a bank or broker-dealer). Instead, the reports will be made available on a fund’s website www.schwabfunds.com/schwabfunds_prospectus, and you will be notified by mail each time a report is posted and the mailing will provide a website link to access the report. You will continue to receive other fund regulatory documents (such as prospectuses or supplements) in paper unless you have elected to receive all fund documents electronically.
If you would like to receive a fund’s future shareholder reports in paper free of charge after January 1, 2021, you can make that request:
• If you invest through Charles Schwab & Co, Inc. (broker-dealer), by calling 1-866-345-5954 and using the unique identifier attached to this mailing;
• If you invest through another financial intermediary (such as a bank or broker-dealer) by contacting them directly; or
• If owned directly through a fund by calling 1-800-407-0256.
If you already receive shareholder reports and other fund documents electronically, you will not be affected by this change and you need not take any action.

Schwab Target Funds
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.
Total Return for the 6 Months Ended April 30, 2020
Schwab Target 2010 Fund (Ticker Symbol: SWBRX)	-0.03%
Target 2010 Composite Index	0.15%
Fund Category: Morningstar Target-Date 2000-2010[1]	-1.33%
Performance Details	pages 9-10

Schwab Target 2015 Fund (Ticker Symbol: SWGRX)	-0.32%
Target 2015 Composite Index	-0.22%
Fund Category: Morningstar Target-Date 2015[1]	-1.94%
Performance Details	pages 11-12

Schwab Target 2020 Fund (Ticker Symbol: SWCRX)	-0.61%
Target 2020 Composite Index	-0.41%
Fund Category: Morningstar Target-Date 2020[1]	-2.49%
Performance Details	pages 13-14

Schwab Target 2025 Fund (Ticker Symbol: SWHRX)	-2.75%
Target 2025 Composite Index	-2.41%
Fund Category: Morningstar Target-Date 2025[1]	-3.38%
Performance Details	pages 15-16

Schwab Target 2030 Fund (Ticker Symbol: SWDRX)	-4.32%
Target 2030 Composite Index	-3.90%
Fund Category: Morningstar Target-Date 2030[1]	-4.31%
Performance Details	pages 17-18
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up each of the composite indices may vary over time. For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
Performance at a Glance (continued)

Total Return for the 6 Months Ended April 30, 2020
Schwab Target 2035 Fund (Ticker Symbol: SWIRX)	-5.42%
Target 2035 Composite Index	-5.04%
Fund Category: Morningstar Target-Date 2035[1]	-5.38%
Performance Details	pages 19-20

Schwab Target 2040 Fund (Ticker Symbol: SWERX)	-6.49%
Target 2040 Composite Index	-6.01%
Fund Category: Morningstar Target-Date 2040[1]	-6.49%
Performance Details	pages 21-22

Schwab Target 2045 Fund (Ticker Symbol: SWMRX)	-7.44%
Target 2045 Composite Index	-6.96%
Fund Category: Morningstar Target-Date 2045[1]	-7.13%
Performance Details	pages 23-24

Schwab Target 2050 Fund (Ticker Symbol: SWNRX)	-7.90%
Target 2050 Composite Index	-7.50%
Fund Category: Morningstar Target-Date 2050[1]	-7.51%
Performance Details	pages 25-26

Schwab Target 2055 Fund (Ticker Symbol: SWORX)	-8.29%
Target 2055 Composite Index	-7.88%
Fund Category: Morningstar Target-Date 2055[1]	-7.58%
Performance Details	pages 27-28

Schwab Target 2060 Fund (Ticker Symbol: SWPRX)	-8.74%
Target 2060 Composite Index	-8.27%
Fund Category: Morningstar Target-Date 2060+[1]	-7.80%
Performance Details	pages 29-30
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up each of the composite indices may vary over time. For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
From the President

Jonathan de St. Paer
President of Charles Schwab
Investment Management, Inc.
and the funds covered
in this report.
Dear Shareholder,
The six-month reporting period ended April 30, 2020 represented one of the most volatile investing environments on record, as the COVID-19 pandemic continued to impact nearly every aspect of daily life. Up until the last week of February 2020, U.S. stock market performance was strong, with the longest bull market cycle in history continuing and major equity indices hitting new highs. The outlook for bond yields was also favorable as recession fears eased. But the rapid spread of COVID-19 around the world in late February and throughout March prompted increasingly strict government social distancing policies and travel restrictions that brought many economies to an abrupt halt and sent stock markets reeling. Against this unprecedented backdrop, a new record was set for the fastest U.S. market decline, with the S&P 500® Index, a bellwether for the overall U.S. stock market, dropping 30% in just 22 trading days. Global markets saw similar sell-offs. Stocks in the U.S. and abroad regained some lost ground in April, but investors continued to grapple with historic market volatility. Meanwhile, the bond market saw prices rise and yields pushed down to historic lows as the U.S. Federal Reserve cut interest rates to zero. For the six-month reporting period ended April 30, 2020, the S&P 500® Index returned -3.2%, while the MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned -14.2% and the Bloomberg Barclays US Aggregate Bond Index, a benchmark for the overall U.S. fixed income market, returned 4.9%.
We don’t know yet what the full impact of the COVID-19 pandemic will be or how long it will last. The sudden health crisis, sharp increase in unemployment, and market declines have understandably rattled investors, leading many to seek the perceived safety of asset classes such as cash. Market volatility and declines can be difficult to withstand, and can engender strong emotional reactions, such as selling out of fear or staying on the sidelines. In the longer-term, this can often make investing outcomes worse, as investors who missed out on the market’s rebound in April may now realize. At times like these it’s important to remember that all market cycles, no matter how long, ultimately come to an end.
At Charles Schwab Investment Management, we believe that maintaining a long-term investing plan and a portfolio with exposure to a mix of asset classes that perform differently over time is one way to weather the ups and downs that come with investing. We designed the Schwab Target Funds with this long-term perspective in mind. The Schwab Target Funds offer an all-in-one portfolio solution based on your expected retirement date. Our portfolio management team reallocates each fund’s investments along what is

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
From the President (continued)

“ We are committed to serving our clients through this extraordinarily challenging time.”
called a “glide path,” moving from more aggressive to more conservative as the target date approaches and beyond. And, in addition to regularly rebalancing the portfolio, our portfolio managers maintain diversification among asset classes and styles, to balance risk and return. For investors who don’t want the responsibility of managing ongoing asset allocation and diversification decisions—and making changes as they get older—the funds offer a simple way to put those tasks in the hands of professionals.
We are committed to serving our clients through this extraordinarily challenging time. While market volatility and uncertainty can be unsettling, we believe that having a diversified portfolio and investing plan to rely on can make it easier for investors to achieve their long-term goals, even during difficult times like these.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Target Funds, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
Diversification and asset allocation strategies do not ensure a profit and cannot protect against losses in a declining market.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
The Investment Environment

For most of the first four months of the six-month reporting period ended April 30, 2020, U.S. and international stocks rose steadily, with several key U.S. market indices hitting record highs in mid-February. However, beginning in late February, the COVID-19 pandemic wreaked havoc on the global economy, prompting dramatic social distancing restrictions, shuttering businesses, and resulting in a new record for the fastest U.S. market decline with the S&P 500® Index, a bellwether for the overall U.S. stock market, dropping 30% in just 22 trading days. At their lows, key U.S. and international equity indices had lost as much as one-third of their former value. By the end of March, governments and central banks around the world began passing massive emergency rescue and fiscal stimulus measures in an effort to support their economies. While the extraordinary response prompted a rally in global equity markets from their March lows, historic volatility remained throughout April with most global equity markets ending the reporting period in negative territory. Over the reporting period, the U.S. dollar strengthened against a basket of international currencies, generally reducing the returns on overseas investments in U.S. dollar terms. The S&P 500® Index returned -3.16% for the reporting period. Although both lost ground, U.S. small-cap stocks significantly underperformed U.S. large-cap stocks, with the Russell 2000® Index and the Russell 1000® Index returning -15.47% and -3.56%, respectively, for the reporting period. Among large-caps, growth stocks outperformed value stocks by a large margin, with growth sectors that are less reliant on consumer activity outperforming those more sensitive to consumer activity. The Russell 1000® Growth Index and Russell 1000® Value Index returned 6.09% and -13.66%, respectively, for the reporting period. Outside the U.S., the MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned -14.21% for the reporting period. U.S. bonds outperformed both U.S. equities and their international counterparts with the Bloomberg Barclays US Aggregate Bond Index returning 4.86% and the FTSE non-US Dollar World Government Bond Index returning -1.29% for the reporting period.
Prior to the onset of the COVID-19 pandemic, economic growth around the globe was uneven. The U.S. economy, despite ongoing trade tensions with China, maintained steady growth in its record eleventh year of expansion, albeit at a slowing pace. In December, an announced partial trade resolution between the U.S. and China helped ease market tensions. U.S. gross domestic product (GDP) grew at an annual rate of 2.1% in the fourth quarter of 2019, but in the fallout of the COVID-19 pandemic fell sharply in the first quarter of 2020, contracting by 5.0%. Unemployment
Asset Class Performance Comparison % returns during the 6 months ended April 30, 2020

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
The Investment Environment (continued)

remained at record lows through most of the reporting period. However, a record number of unemployment claims in March resulted in the largest monthly unemployment rate increase since January 1975. In April, this record was broken again when unemployment skyrocketed, rising to the highest level since the Great Depression. Consumer confidence, which had remained solid for most of the reporting period, also fell steeply in March and April and ended the reporting period at its lowest level since 2014. Inflation crept up slightly in the first four months of the reporting period before retreating in March and April, with April seeing the largest monthly decline since December 2008.
Outside the U.S., conditions continued to soften, dampened by slowing economic output, slumping world trade, geopolitical concerns, and the COVID-19 pandemic. The COVID-19 pandemic exacerbated existing weakness around the globe, dramatically slowing growth amid stay-at-home orders, supply chain disruptions, and broadly diminishing demand. Oil prices deteriorated amid significantly reduced demand, coupled with rising U.S. crude production and a price war between Russia and Saudi Arabia. In April, oil futures fell into negative territory as storage capacity evaporated and demand waned, ending the reporting period at just under $19 per barrel. First quarter growth was negative in the eurozone. First quarter growth was also negative in the United Kingdom. In January, Brexit occurred with the formal departure of the United Kingdom from the European Union and the United Kingdom entered an 11-month transition period with respect to economic and customs matters. Japan’s economy also contracted and several Asian emerging market economies, including China and India, which had maintained stronger growth than many developed economies, declined sharply.
Central banks around the world, including the U.S. Federal Reserve (Fed), reduced their policy rates, while others maintained low—and for some international central banks, negative—interest rates. In the U.S., the Fed enacted three interest rate cuts in the second half of 2019—in July, September, and October, amid growing signs of global economic weakness that threatened to dampen U.S. economic growth, along with continued low inflation and weakness in manufacturing. As the economic implications of the COVID-19 pandemic grew, the Fed cut interest rates twice in 2020—by 0.50% in early March and by 1.00% in mid-March, resulting in a federal funds rate range of 0.00% to 0.25%. In addition, the Fed announced extensive emergency measures to support the economy in light of the pandemic, including massive purchases of U.S. Treasuries and other securities to support smooth market functioning, new financing for employers, consumers, and businesses, facilitating the flow of credit to municipalities, and the establishment of facilities to support credit to businesses and consumers alike. Outside the U.S., central banks were similarly accommodative. The European Central Bank held interest rates at 0%, unchanged since March 2016, and launched a new asset purchase program to help counter the impact of the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and increased the pace of its purchases of exchange-traded funds (ETFs) and other assets. The Bank of England lowered its key official bank rate from 0.75% to 0.10% in two emergency rate cuts in March 2020. Central banks in key emerging market economies—including China, India, Mexico, and Russia—lowered their policy rates during the reporting period, initially in response to inflation and trade-related pressures, and subsequently in emergency moves to help mitigate the detrimental impacts of the COVID-19 pandemic.
Over the first four months of the reporting period, as the Fed implemented three rate cuts in the second half of 2019, bond prices surged, pushing yields lower. (Bond yields and bond prices typically move in opposite directions.) At the end of March 2020, as equity markets plummeted, as investors sought the perceived safety of asset classes such as fixed-income securities, and as the Fed implemented additional rate cuts, demand for U.S. Treasuries soared, driving yields to historic lows. Over the reporting period, short-term yields fell steeply in response to the federal funds rate cuts, with the three-month U.S. Treasury yield falling from 1.54% to 0.09%. Longer-term yields, which are typically more influenced by economic growth and inflation expectations, also fell, with the yield on the 10-year U.S. Treasury falling from 1.69% to 0.64%. Outside the U.S., bond yields generally remained low.

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
Fund Management

Zifan Tang, Ph.D., CFA, Senior Portfolio Manager, is responsible for the co-management of the funds. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and from 1997 to 2009 worked as a portfolio manager at Barclays Global Investors (now known as BlackRock, Inc.).

Patrick Kwok, CFA, Portfolio Manager, is responsible for the co-management of the funds. Prior to joining CSIM in 2008, Mr. Kwok spent two years as an asset operations specialist at Charles Schwab Trust Company. He also worked for one year at State Street Bank & Trust as a portfolio accountant and pricing specialist.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2010 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2010 Fund (7/1/05)	-0.03%	3.87%	4.06%	5.54%
Dow Jones U.S. Total Stock Market IndexSM	-4.42%	-1.18%	8.26%	11.27%
Bloomberg Barclays US Aggregate Bond Index	4.86%	10.84%	3.80%	3.96%
Target 2010 Composite Index	0.15%	4.60%	4.54%	5.74%
Fund Category: Morningstar Target-Date 2000-2010[2]	-1.33%	2.34%	3.75%	5.43%
Fund Expense Ratios[3]: Net 0.32%; Gross 0.49%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.32% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2010 Fund
Performance and Fund Facts as of April 30, 2020

Statistics
Number of Holdings	21
Portfolio Turnover Rate	18% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed-income securities, exchange-traded funds, and cash equivalents, including money market securities.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2015 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2015 Fund (3/12/08)	-0.32%	3.45%	4.08%	5.93%
Dow Jones U.S. Total Stock Market IndexSM	-4.42%	-1.18%	8.26%	11.27%
Bloomberg Barclays US Aggregate Bond Index	4.86%	10.84%	3.80%	3.96%
Target 2015 Composite Index	-0.22%	4.20%	4.58%	6.12%
Fund Category: Morningstar Target-Date 2015[2]	-1.94%	1.69%	3.87%	5.86%
Fund Expense Ratios[3]: Net 0.34%; Gross 0.45%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.34% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2015 Fund
Performance and Fund Facts as of April 30, 2020

Statistics
Number of Holdings	20
Portfolio Turnover Rate	10% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed-income securities, exchange-traded funds, and cash equivalents, including money market securities.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2020 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2020 Fund (7/1/05)	-0.61%	3.10%	4.42%	6.72%
Dow Jones U.S. Total Stock Market IndexSM	-4.42%	-1.18%	8.26%	11.27%
Bloomberg Barclays US Aggregate Bond Index	4.86%	10.84%	3.80%	3.96%
Target 2020 Composite Index	-0.41%	3.98%	5.00%	6.97%
Fund Category: Morningstar Target-Date 2020[2]	-2.49%	1.00%	3.80%	5.85%
Fund Expense Ratios[3]: Net 0.38%; Gross 0.41%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.38% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2020 Fund
Performance and Fund Facts as of April 30, 2020

Statistics
Number of Holdings	20
Portfolio Turnover Rate	14% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed-income securities, exchange-traded funds, and cash equivalents, including money market securities.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2025 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2025 Fund (3/12/08)	-2.75%	0.45%	4.42%	7.15%
Dow Jones U.S. Total Stock Market IndexSM	-4.42%	-1.18%	8.26%	11.27%
Bloomberg Barclays US Aggregate Bond Index	4.86%	10.84%	3.80%	3.96%
Target 2025 Composite Index	-2.41%	1.76%	5.16%	7.46%
Fund Category: Morningstar Target-Date 2025[2]	-3.38%	0.10%	4.07%	6.41%
Fund Expense Ratios[3]: Net 0.48%; Gross 0.51%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.48% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2025 Fund
Performance and Fund Facts as of April 30, 2020

Statistics
Number of Holdings	22
Portfolio Turnover Rate	12% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed-income securities, exchange-traded funds, and cash equivalents, including money market securities.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2030 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2030 Fund (7/1/05)	-4.32%	-1.45%	4.38%	7.40%
Dow Jones U.S. Total Stock Market IndexSM	-4.42%	-1.18%	8.26%	11.27%
Bloomberg Barclays US Aggregate Bond Index	4.86%	10.84%	3.80%	3.96%
Target 2030 Composite Index	-3.90%	0.06%	5.23%	7.79%
Fund Category: Morningstar Target-Date 2030[2]	-4.31%	-1.10%	4.24%	6.66%
Fund Expense Ratios[3]: Net 0.55%; Gross 0.57%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.55% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2030 Fund
Performance and Fund Facts as of April 30, 2020

Statistics
Number of Holdings	22
Portfolio Turnover Rate	10% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed-income securities, exchange-traded funds, and cash equivalents, including money market securities.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2035 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2035 Fund (3/12/08)	-5.42%	-2.91%	4.34%	7.67%
Dow Jones U.S. Total Stock Market IndexSM	-4.42%	-1.18%	8.26%	11.27%
Bloomberg Barclays US Aggregate Bond Index	4.86%	10.84%	3.80%	3.96%
Target 2035 Composite Index	-5.04%	-1.29%	5.27%	8.10%
Fund Category: Morningstar Target-Date 2035[2]	-5.38%	-2.38%	4.36%	7.04%
Fund Expense Ratios[3]: Net 0.60%; Gross 0.63%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.60% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2035 Fund
Performance and Fund Facts as of April 30, 2020

Statistics
Number of Holdings	21
Portfolio Turnover Rate	9% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed-income securities, exchange-traded funds, and cash equivalents, including money market securities.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2040 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Target 2040 Fund (7/1/05)	-6.49%	-4.30%	4.27%	7.85%
Dow Jones U.S. Total Stock Market IndexSM	-4.42%	-1.18%	8.26%	11.27%
Bloomberg Barclays US Aggregate Bond Index	4.86%	10.84%	3.80%	3.96%
Target 2040 Composite Index	-6.01%	-2.46%	5.30%	8.32%
Fund Category: Morningstar Target-Date 2040[2]	-6.49%	-3.75%	4.29%	7.05%
Fund Expense Ratios[3]: Net 0.65%; Gross 0.67%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.65% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2040 Fund
Performance and Fund Facts as of April 30, 2020

Statistics
Number of Holdings	21
Portfolio Turnover Rate	8% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed-income securities, exchange-traded funds, and cash equivalents, including money market securities.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2045 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Fund: Schwab Target 2045 Fund (1/23/13)	-7.44%	-5.47%	4.17%	7.13%
Dow Jones U.S. Total Stock Market IndexSM	-4.42%	-1.18%	8.26%	11.27%
Bloomberg Barclays US Aggregate Bond Index	4.86%	10.84%	3.80%	3.33%
Target 2045 Composite Index	-6.96%	-3.59%	5.24%	7.91%
Fund Category: Morningstar Target-Date 2045[2]	-7.13%	-4.50%	4.33%	N/A
Fund Expense Ratios[3]: Net 0.69%; Gross 0.77%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.69% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2045 Fund
Performance and Fund Facts as of April 30, 2020

Statistics
Number of Holdings	21
Portfolio Turnover Rate	3% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed-income securities, exchange-traded funds, and cash equivalents, including money market securities.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2050 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Fund: Schwab Target 2050 Fund (1/23/13)	-7.90%	-6.10%	4.11%	7.21%
Dow Jones U.S. Total Stock Market IndexSM	-4.42%	-1.18%	8.26%	11.27%
Bloomberg Barclays US Aggregate Bond Index	4.86%	10.84%	3.80%	3.33%
Target 2050 Composite Index	-7.50%	-4.24%	5.20%	7.98%
Fund Category: Morningstar Target-Date 2050[2]	-7.51%	-4.95%	4.26%	N/A
Fund Expense Ratios[3]: Net 0.71%; Gross 0.79%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.71% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2050 Fund
Performance and Fund Facts as of April 30, 2020

Statistics
Number of Holdings	21
Portfolio Turnover Rate	3% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed-income securities, exchange-traded funds, and cash equivalents, including money market securities.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2055 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception
Fund: Schwab Target 2055 Fund (1/23/13)	-8.29%	-6.64%	4.07%	7.23%
Dow Jones U.S. Total Stock Market IndexSM	-4.42%	-1.18%	8.26%	11.27%
Bloomberg Barclays US Aggregate Bond Index	4.86%	10.84%	3.80%	3.33%
Target 2055 Composite Index	-7.88%	-4.70%	5.18%	8.04%
Fund Category: Morningstar Target-Date 2055[2]	-7.58%	-5.04%	4.33%	N/A
Fund Expense Ratios[3]: Net 0.73%; Gross 0.86%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.73% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2055 Fund
Performance and Fund Facts as of April 30, 2020

Statistics
Number of Holdings	20
Portfolio Turnover Rate	4% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed-income securities, exchange-traded funds, and cash equivalents, including money market securities.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2060 Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	3 Years	Since Inception
Fund: Schwab Target 2060 Fund (8/25/16)	-8.74%	-7.14%	2.86%	5.30%
Dow Jones U.S. Total Stock Market IndexSM	-4.42%	-1.18%	7.95%	9.63%
Bloomberg Barclays US Aggregate Bond Index	4.86%	10.84%	5.17%	3.79%
Target 2060 Composite Index	-8.27%	-5.16%	4.43%	6.26%
Fund Category: Morningstar Target-Date 2060+[2]	-7.80%	-5.11%	4.11%	N/A
Fund Expense Ratios[3]: Net 0.74%; Gross 1.41%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.74% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2060 Fund
Performance and Fund Facts as of April 30, 2020

Statistics
Number of Holdings	21
Portfolio Turnover Rate	8% [1]
Asset Class Weightings % of Investments2,3

Top Holdings % of Net Assets4,5

Portfolio holdings may have changed since the report date.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	The fund intends to invest in a combination of the underlying funds; however, the fund may also invest directly in equity and fixed-income securities, exchange-traded funds, and cash equivalents, including money market securities.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The holdings listed exclude any temporary liquidity investments.

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including transfer agent fees and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2019 and held through April 30, 2020.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1,2]	Effective Expense Ratio (Annualized)[3,4]	Beginning Account Value at 11/1/19	Ending Account Value (Net of Expenses) at 4/30/20[2]	Expenses Paid During Period 11/1/19-4/30/20[2,5]	Effective Expenses Paid During Period 11/1/19-4/30/20[4,5]
Schwab Target 2010 Fund
Actual Return	0.00%	0.32%	$1,000.00	$ 999.70	$0.00	$1.59
Hypothetical 5% Return	0.00%	0.32%	$1,000.00	$1,024.90	$0.00	$1.61
Schwab Target 2015 Fund
Actual Return	0.00%	0.33%	$1,000.00	$ 996.80	$0.00	$1.64
Hypothetical 5% Return	0.00%	0.33%	$1,000.00	$1,024.90	$0.00	$1.66
Schwab Target 2020 Fund
Actual Return	0.00%	0.36%	$1,000.00	$ 993.90	$0.00	$1.78
Hypothetical 5% Return	0.00%	0.36%	$1,000.00	$1,024.90	$0.00	$1.81
Schwab Target 2025 Fund
Actual Return	0.00%	0.46%	$1,000.00	$ 972.50	$0.00	$2.26
Hypothetical 5% Return	0.00%	0.46%	$1,000.00	$1,024.90	$0.00	$2.31
Schwab Target 2030 Fund
Actual Return	0.00%	0.54%	$1,000.00	$ 956.80	$0.00	$2.63
Hypothetical 5% Return	0.00%	0.54%	$1,000.00	$1,024.90	$0.00	$2.72
Schwab Target 2035 Fund
Actual Return	0.00%	0.59%	$1,000.00	$ 945.80	$0.00	$2.85
Hypothetical 5% Return	0.00%	0.59%	$1,000.00	$1,024.90	$0.00	$2.97
Schwab Target 2040 Fund
Actual Return	0.00%	0.64%	$1,000.00	$ 935.10	$0.00	$3.08
Hypothetical 5% Return	0.00%	0.64%	$1,000.00	$1,024.90	$0.00	$3.22
Schwab Target 2045 Fund
Actual Return	0.00%	0.68%	$1,000.00	$ 925.60	$0.00	$3.26
Hypothetical 5% Return	0.00%	0.68%	$1,000.00	$1,024.90	$0.00	$3.42
Schwab Target 2050 Fund
Actual Return	0.00%	0.70%	$1,000.00	$ 921.00	$0.00	$3.34
Hypothetical 5% Return	0.00%	0.70%	$1,000.00	$1,024.90	$0.00	$3.52
Schwab Target 2055 Fund
Actual Return	0.00%	0.72%	$1,000.00	$ 917.10	$0.00	$3.43
Hypothetical 5% Return	0.00%	0.72%	$1,000.00	$1,024.90	$0.00	$3.62

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
Fund Expenses (Unaudited) (continued)

	Expense Ratio (Annualized)[1,2]	Effective Expense Ratio (Annualized)[3,4]	Beginning Account Value at 11/1/19	Ending Account Value (Net of Expenses) at 4/30/20[2]	Expenses Paid During Period 11/1/19-4/30/20[2,5]	Effective Expenses Paid During Period 11/1/19-4/30/20[4,5]
Schwab Target 2060 Fund
Actual Return	0.00%	0.74%	$1,000.00	$ 912.60	$0.00	$3.52
Hypothetical 5% Return	0.00%	0.74%	$1,000.00	$1,024.90	$0.00	$3.72

[1]	Based on the most recent six-month expense ratio.
[2]	Excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Based on the most recent six-month acquired fund fees and expense ratio; may differ from the acquired fund fees and expenses ratios in the prospectus.
[4]	Includes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[5]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 182 days of the period, and divided by the 366 days of the fiscal year.

Schwab Target Funds  |  Semiannual Report

Schwab Target 2010 Fund
Financial Statements
Financial Highlights
	11/1/19– 4/30/20*	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15
Per-Share Data
Net asset value at beginning of period	$13.57	$13.06	$13.42	$12.52	$12.42	$12.42
Income (loss) from investment operations:
Net investment income (loss)[1]	0.19	0.30	0.29	0.22	0.20	0.17
Net realized and unrealized gains (losses)	(0.18)	0.97	(0.35)	0.90	0.12	0.08
Total from investment operations	0.01	1.27	(0.06)	1.12	0.32	0.25
Less distributions:
Distributions from net investment income	(0.34)	(0.34)	(0.30)	(0.22)	(0.22)	(0.25)
Distributions from net realized gains	(0.31)	(0.42)	—	—	—	—
Total distributions	(0.65)	(0.76)	(0.30)	(0.22)	(0.22)	(0.25)
Net asset value at end of period	$12.93	$13.57	$13.06	$13.42	$12.52	$12.42
Total return	(0.03%) [2]	10.42%	(0.52%)	9.11%	2.68%	2.03%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.00% [4]	0.00%	0.00% [5]	0.00%	0.00% [5]	0.00% [5]
Gross operating expenses[3]	0.15% [4]	0.17%	0.12%	0.14%	0.14%	0.14%
Net investment income (loss)	2.92% [4]	2.33%	2.15%	1.75%	1.60%	1.40%
Portfolio turnover rate	18% [2]	13%	16%	51% [6]	14%	33%
Net assets, end of period (x 1,000,000)	$51	$51	$52	$59	$59	$65

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4
Annualized.
5
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
6
The portfolio turnover rate increased due to the in-kind transactions relating to Schwab Total Bond Market Fund and Schwab U.S. Aggregate Bond Index Fund. For comparison purposes, the portfolio turnover rate would have been 30% without including these transactions. There were no transaction costs associated with these transactions.

Schwab Target Funds  |  Semiannual Report
See financial notes

Schwab Target 2010 Fund
Portfolio Holdings as of April 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 75.0% of net assets

Equity Funds 29.1%
Global Real Estate 1.8%
Schwab Global Real Estate Fund	148,241	904,272
International 9.3%
Laudus International MarketMasters Fund	151,728	2,998,138
Schwab International Core Equity Fund	207,535	1,691,410
		4,689,548
Large-Cap 16.0%
Schwab Core Equity Fund	127,319	2,566,758
Schwab Dividend Equity Fund	6,195	73,167
Schwab S&P 500 Index Fund	122,565	5,490,920
		8,130,845
Mid-Cap 0.8%
Schwab U.S. Mid-Cap Index Fund	10,242	391,134
Small-Cap 1.2%
Schwab Small-Cap Equity Fund	48,165	627,104
		14,742,903

Fixed-Income Funds 42.7%
Inflation-Protected Bond 6.3%
Schwab Treasury Inflation Protected Securities Index Fund	270,236	3,177,977
Intermediate-Term Bond 26.3%
Schwab U.S. Aggregate Bond Index Fund	1,239,221	13,296,843
Short-Term Bond 10.1%
Schwab Short-Term Bond Index Fund	496,098	5,119,735
		21,594,555

Money Market Fund 3.2%
Schwab Variable Share Price Money Fund, Ultra Shares 0.55% (a)	1,638,485	1,639,468
Total Affiliated Underlying Funds
(Cost $34,288,180)		37,976,926

Unaffiliated Underlying Funds 24.0% of net assets

Equity Funds 6.7%
Large-Cap 6.1%
ClearBridge Large Cap Growth Fund, Class IS	32,836	1,737,025
Dodge & Cox Stock Fund	8,730	1,340,205
		3,077,230
Security	Number of Shares	Value ($)
Small-Cap 0.6%
ClearBridge Small Cap Growth Fund, Class IS *	8,971	303,754
		3,380,984

Fixed-Income Funds 17.3%
Intermediate-Term Bond 15.1%
Baird Aggregate Bond Fund, Institutional Class	222,750	2,581,675
Loomis Sayles Investment Grade Bond Fund, Class Y	45,506	514,222
Metropolitan West Total Return Bond Fund, Class I	401,781	4,564,230
		7,660,127
International Bond 2.2%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	105,096	1,120,322
		8,780,449
Total Unaffiliated Underlying Funds
(Cost $11,683,769)		12,161,433
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.3% of net assets

Time Deposits 1.3%
Banco Santander
0.01%, 05/01/20 (b)	508,526	508,526
Barclays Capital, Inc.
0.01%, 05/01/20 (b)	138,434	138,434
Total Short-Term Investments
(Cost $646,960)		646,960
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target Funds  |  Semiannual Report
See financial notes

Schwab Target 2010 Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2020:
Affiliated Underlying Funds	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 04/30/20	Balance of Shares Held at 04/30/20	Distributions Received*
Laudus International MarketMasters Fund	$2,895,314	$729,326	($243,000)	($2,836)	($380,666)	$2,998,138	151,728	$61,325
Schwab Core Equity Fund	2,718,520	419,909	(400,000)	627	(172,298)	2,566,758	127,319	80,909
Schwab Dividend Equity Fund	87,695	5,421	—	—	(19,949)	73,167	6,195	5,421
Schwab Global Real Estate Fund	961,884	201,101	—	—	(258,713)	904,272	148,241	43,101
Schwab International Core Equity Fund	1,983,635	325,461	(240,000)	(28,083)	(349,603)	1,691,410	207,535	71,462
Schwab S&P 500 Index Fund	5,446,654	1,388,123	(1,118,000)	48,105	(273,962)	5,490,920	122,565	113,122
Schwab Short-Term Bond Index Fund	5,052,710	846,853	(886,000)	11,120	95,052	5,119,735	496,098	55,878
Schwab Small-Cap Equity Fund	743,230	100,833	(39,000)	(18,321)	(159,638)	627,104	48,165	833
Schwab Treasury Inflation Protected Securities Index Fund	3,255,343	422,565	(632,000)	(3,319)	135,388	3,177,977	270,236	32,564
Schwab U.S. Aggregate Bond Index Fund	11,796,171	3,599,229	(2,545,000)	18,649	427,794	13,296,843	1,239,221	174,290
Schwab U.S. Mid-Cap Index Fund	375,464	61,491	—	—	(45,821)	391,134	10,242	9,491
Schwab Variable Share Price Money Fund, Ultra Shares	3,307,470	21,872	(1,690,000)	531	(405)	1,639,468	1,638,485	19,402
Total	$38,624,090	$8,122,184	($7,793,000)	$26,473	($1,002,821)	$37,976,926		$667,798
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$37,976,926	$—	$—	$37,976,926
Unaffiliated Underlying Funds[1]	12,161,433	—	—	12,161,433
Short-Term Investments[1]	—	646,960	—	646,960
Total	$50,138,359	$646,960	$—	$50,785,319
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Target Funds  |  Semiannual Report
See financial notes

Schwab Target 2010 Fund
Statement of Assets and Liabilities

As of April 30, 2020; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $34,288,180)		$37,976,926
Investments in unaffiliated funds and issuers, at value (cost $12,330,729)		12,808,393
Receivables:
Investments sold		650,000
Dividends		43,989
Fund shares sold		6,786
Due from investment adviser		5,955
Prepaid expenses	+	6,236
Total assets		51,498,285
Liabilities
Payables:
Investments bought		842,450
Fund shares redeemed		188
Accrued expenses	+	27,816
Total liabilities		870,454
Net Assets
Total assets		51,498,285
Total liabilities	–	870,454
Net assets		$50,627,831
Net Assets by Source
Capital received from investors		46,141,787
Total distributable earnings		4,486,044

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$50,627,831		3,914,116		$12.93

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2010 Fund
Statement of Operations

For the period November 1, 2019 through April 30, 2020; unaudited
Investment Income
Dividends received from affiliated underlying funds		$582,043
Dividends received from unaffiliated underlying funds		170,967
Interest	+	1,886
Total investment income		754,896
Expenses
Professional fees		13,145
Registration fees		10,543
Portfolio accounting fees		5,589
Independent trustees’ fees		3,950
Shareholder reports		2,020
Custodian fees		1,842
Transfer agent fees		1,015
Other expenses	+	1,456
Total expenses		39,560
Expense reduction by CSIM and its affiliates	–	39,560
Net expenses	–	—
Net investment income		754,896
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		85,755
Realized capital gain distributions received from unaffiliated underlying funds		233,637
Net realized gains on sales of affiliated underlying funds		26,473
Net realized gains on sales of unaffiliated underlying funds	+	1,676
Net realized gains		347,541
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		(1,002,821)
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	(169,699)
Net change in unrealized appreciation (depreciation)	+	(1,172,520)
Net realized and unrealized losses		(824,979)
Decrease in net assets resulting from operations		($70,083)

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2010 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/19-4/30/20		11/1/18-10/31/19
Net investment income		$754,896	$1,200,215
Net realized gains		347,541	1,269,295
Net change in unrealized appreciation (depreciation)	+	(1,172,520)	2,675,510
Increase (decrease) in net assets from operations		(70,083)	5,145,020
Distributions to Shareholders
Total distributions		($2,519,058)	($2,901,734)

Transactions in Fund Shares
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		594,828	$7,859,472	451,805	$5,747,022
Shares reinvested		172,129	2,273,815	218,767	2,638,341
Shares redeemed	+	(619,866)	(8,022,402)	(886,220)	(11,518,751)
Net transactions in fund shares		147,091	$2,110,885	(215,648)	($3,133,388)
Shares Outstanding and Net Assets
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		3,767,025	$51,106,087	3,982,673	$51,996,189
Total increase or decrease	+	147,091	(478,256)	(215,648)	(890,102)
End of period		3,914,116	$50,627,831	3,767,025	$51,106,087

Schwab Target Funds  |  Semiannual Report
See financial notes

Schwab Target 2015 Fund
Financial Statements
Financial Highlights
	11/1/19– 4/30/20*	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15
Per-Share Data
Net asset value at beginning of period	$12.07	$11.49	$12.21	$11.72	$12.23	$12.81
Income (loss) from investment operations:
Net investment income (loss)[1]	0.17	0.27	0.25	0.20	0.18	0.17
Net realized and unrealized gains (losses)	(0.19)	0.86	(0.30)	0.88	0.11	0.08
Total from investment operations	(0.02)	1.13	(0.05)	1.08	0.29	0.25
Less distributions:
Distributions from net investment income	(0.31)	(0.30)	(0.27)	(0.22)	(0.21)	(0.27)
Distributions from net realized gains	(0.33)	(0.25)	(0.40)	(0.37)	(0.59)	(0.56)
Total distributions	(0.64)	(0.55)	(0.67)	(0.59)	(0.80)	(0.83)
Net asset value at end of period	$11.41	$12.07	$11.49	$12.21	$11.72	$12.23
Total return	(0.32%) [2]	10.48%	(0.57%)	9.67%	2.59%	1.99%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.00% [4]	0.00%	0.00% [5]	0.00%	0.00% [5]	0.00% [5]
Gross operating expenses[3]	0.10% [4]	0.11%	0.07%	0.09%	0.08%	0.09%
Net investment income (loss)	2.99% [4]	2.35%	2.12%	1.74%	1.59%	1.42%
Portfolio turnover rate	10% [2]	10%	14%	52% [6]	14%	33%
Net assets, end of period (x 1,000,000)	$74	$81	$90	$103	$104	$116

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4
Annualized.
5
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
6
The portfolio turnover rate increased due to the in-kind transactions relating to Schwab Total Bond Market Fund and Schwab U.S. Aggregate Bond Index Fund. For comparison purposes, the portfolio turnover rate would have been 33% without including these transactions. There were no transaction costs associated with these transactions.

Schwab Target Funds  |  Semiannual Report
See financial notes

Schwab Target 2015 Fund
Portfolio Holdings as of April 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 74.8% of net assets

Equity Funds 31.3%
Global Real Estate 1.8%
Schwab Global Real Estate Fund	225,544	1,375,818
International 10.4%
Laudus International MarketMasters Fund	243,207	4,805,763
Schwab International Core Equity Fund	353,454	2,880,651
		7,686,414
Large-Cap 17.0%
Schwab Core Equity Fund	196,379	3,958,995
Schwab Dividend Equity Fund	7,252	85,652
Schwab S&P 500 Index Fund	189,918	8,508,336
		12,552,983
Mid-Cap 0.8%
Schwab U.S. Mid-Cap Index Fund	15,286	583,762
Small-Cap 1.3%
Schwab Small-Cap Equity Fund	74,644	971,860
		23,170,837

Fixed-Income Funds 40.4%
Inflation-Protected Bond 6.1%
Schwab Treasury Inflation Protected Securities Index Fund	382,959	4,503,598
Intermediate-Term Bond 24.8%
Schwab U.S. Aggregate Bond Index Fund	1,708,045	18,327,323
Short-Term Bond 9.5%
Schwab Short-Term Bond Index Fund	679,793	7,015,461
		29,846,382

Money Market Fund 3.1%
Schwab Variable Share Price Money Fund, Ultra Shares 0.55% (a)	2,286,836	2,288,208
Total Affiliated Underlying Funds
(Cost $47,745,255)		55,305,427

Unaffiliated Underlying Funds 24.2% of net assets

Equity Funds 7.2%
Large-Cap 6.5%
ClearBridge Large Cap Growth Fund, Class IS	50,529	2,673,006
Dodge & Cox Stock Fund	13,929	2,138,306
		4,811,312
Security	Number of Shares	Value ($)
Small-Cap 0.7%
ClearBridge Small Cap Growth Fund, Class IS *	14,504	491,107
		5,302,419

Fixed-Income Funds 17.0%
Intermediate-Term Bond 14.8%
Baird Aggregate Bond Fund, Institutional Class	294,991	3,418,951
Loomis Sayles Investment Grade Bond Fund, Class Y	77,948	880,807
Metropolitan West Total Return Bond Fund, Class I	585,050	6,646,165
		10,945,923
International Bond 2.2%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	155,323	1,655,749
		12,601,672
Total Unaffiliated Underlying Funds
(Cost $17,232,244)		17,904,091
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.6% of net assets

Time Deposit 0.6%
Australia & New Zealand Banking Group Ltd.
0.01%, 05/01/20 (b)	460,580	460,580
Total Short-Term Investment
(Cost $460,580)		460,580
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2015 Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2020:
Affiliated Underlying Funds	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 04/30/20	Balance of Shares Held at 04/30/20	Distributions Received*
Laudus International MarketMasters Fund	$5,121,917	$842,059	($580,000)	($17,678)	($560,535)	$4,805,763	243,207	$102,059
Schwab Core Equity Fund	4,602,775	456,756	(842,000)	197,318	(455,854)	3,958,995	196,379	126,756
Schwab Dividend Equity Fund	237,989	6,346	(140,000)	15,616	(34,299)	85,652	7,252	6,346
Schwab Global Real Estate Fund	1,634,776	273,252	(110,000)	1,820	(424,030)	1,375,818	225,544	73,252
Schwab International Core Equity Fund	3,436,913	370,383	(306,000)	(28,342)	(592,303)	2,880,651	353,454	120,383
Schwab S&P 500 Index Fund	9,206,847	1,589,539	(2,030,000)	425,772	(683,822)	8,508,336	189,918	179,539
Schwab Short-Term Bond Index Fund	7,539,057	338,783	(1,010,000)	18,813	128,808	7,015,461	679,793	78,818
Schwab Small-Cap Equity Fund	1,389,668	1,394	(147,000)	7,371	(279,573)	971,860	74,644	1,394
Schwab Treasury Inflation Protected Securities Index Fund	4,928,698	46,716	(660,000)	21,771	166,413	4,503,598	382,959	46,716
Schwab U.S. Aggregate Bond Index Fund	17,696,214	2,095,581	(2,060,000)	14,287	581,241	18,327,323	1,708,045	245,684
Schwab U.S. Mid-Cap Index Fund	583,167	74,742	—	—	(74,147)	583,762	15,286	14,742
Schwab Variable Share Price Money Fund, Ultra Shares	4,837,629	30,577	(2,580,000)	911	(909)	2,288,208	2,286,836	26,934
Total	$61,215,650	$6,126,128	($10,465,000)	$657,659	($2,229,010)	$55,305,427		$1,022,623
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$55,305,427	$—	$—	$55,305,427
Unaffiliated Underlying Funds[1]	17,904,091	—	—	17,904,091
Short-Term Investment[1]	—	460,580	—	460,580
Total	$73,209,518	$460,580	$—	$73,670,098
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Target Funds  |  Semiannual Report
See financial notes

Schwab Target 2015 Fund
Statement of Assets and Liabilities

As of April 30, 2020; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $47,745,255)		$55,305,427
Investments in unaffiliated funds and issuers, at value (cost $17,692,824)		18,364,671
Receivables:
Investments sold		1,340,000
Dividends		62,377
Fund shares sold		13,577
Due from investment adviser		6,044
Prepaid expenses	+	14,295
Total assets		75,106,391
Liabilities
Payables:
Investments bought		1,011,612
Fund shares redeemed		83,852
Accrued expenses	+	29,217
Total liabilities		1,124,681
Net Assets
Total assets		75,106,391
Total liabilities	–	1,124,681
Net assets		$73,981,710
Net Assets by Source
Capital received from investors		64,619,019
Total distributable earnings		9,362,691

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$73,981,710		6,484,521		$11.41

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2015 Fund
Statement of Operations

For the period November 1, 2019 through April 30, 2020; unaudited
Investment Income
Dividends received from affiliated underlying funds		$888,708
Dividends received from unaffiliated underlying funds		261,980
Interest	+	2,267
Total investment income		1,152,955
Expenses
Professional fees		13,244
Registration fees		10,019
Portfolio accounting fees		5,760
Independent trustees’ fees		4,020
Shareholder reports		2,301
Custodian fees		1,936
Transfer agent fees		1,442
Other expenses	+	1,594
Total expenses		40,316
Expense reduction by CSIM and its affiliates	–	40,316
Net expenses	–	—
Net investment income		1,152,955
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		133,915
Realized capital gain distributions received from unaffiliated underlying funds		367,401
Net realized gains on sales of affiliated underlying funds		657,659
Net realized gains on sales of unaffiliated underlying funds	+	128,067
Net realized gains		1,287,042
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		(2,229,010)
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	(392,629)
Net change in unrealized appreciation (depreciation)	+	(2,621,639)
Net realized and unrealized losses		(1,334,597)
Decrease in net assets resulting from operations		($181,642)

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2015 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/19-4/30/20		11/1/18-10/31/19
Net investment income		$1,152,955	$1,963,769
Net realized gains		1,287,042	2,268,491
Net change in unrealized appreciation (depreciation)	+	(2,621,639)	3,984,094
Increase (decrease) in net assets from operations		(181,642)	8,216,354
Distributions to Shareholders
Total distributions		($4,189,125)	($4,192,333)

Transactions in Fund Shares
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		362,561	$4,146,964	663,357	$7,656,603
Shares reinvested		335,649	3,930,448	364,172	3,892,994
Shares redeemed	+	(936,606)	(10,863,605)	(2,164,691)	(24,726,747)
Net transactions in fund shares		(238,396)	($2,786,193)	(1,137,162)	($13,177,150)
Shares Outstanding and Net Assets
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		6,722,917	$81,138,670	7,860,079	$90,291,799
Total decrease	+	(238,396)	(7,156,960)	(1,137,162)	(9,153,129)
End of period		6,484,521	$73,981,710	6,722,917	$81,138,670

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Schwab Target 2020 Fund
Financial Statements
Financial Highlights
	11/1/19– 4/30/20*	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15
Per-Share Data
Net asset value at beginning of period	$14.46	$13.87	$14.71	$13.84	$14.33	$14.32
Income (loss) from investment operations:
Net investment income (loss)[1]	0.22	0.32	0.30	0.23	0.22	0.20
Net realized and unrealized gains (losses)	(0.29)	1.04	(0.33)	1.39	0.06	0.12
Total from investment operations	(0.07)	1.36	(0.03)	1.62	0.28	0.32
Less distributions:
Distributions from net investment income	(0.36)	(0.35)	(0.33)	(0.24)	(0.27)	(0.31)
Distributions from net realized gains	(0.43)	(0.42)	(0.48)	(0.51)	(0.50)	—
Total distributions	(0.79)	(0.77)	(0.81)	(0.75)	(0.77)	(0.31)
Net asset value at end of period	$13.60	$14.46	$13.87	$14.71	$13.84	$14.33
Total return	(0.61%) [2]	10.58%	(0.32%)	12.28%	2.05%	2.25%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.00% [4]	0.00%	0.00%	0.00%	0.00% [5]	0.00% [5]
Gross operating expenses[3]	0.03% [4]	0.03%	0.02%	0.03%	0.03%	0.03%
Net investment income (loss)	3.13% [4]	2.28%	2.07%	1.67%	1.59%	1.42%
Portfolio turnover rate	14% [2]	14%	18%	47% [6]	9%	25%
Net assets, end of period (x 1,000,000)	$501	$549	$542	$579	$530	$536

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4
Annualized.
5
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
6
The portfolio turnover rate increased due to the in-kind transactions relating to Schwab Total Bond Market Fund and Schwab U.S. Aggregate Bond Index Fund. For comparison purposes, the portfolio turnover rate would have been 31% without including these transactions. There were no transaction costs associated with these transactions.

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Schwab Target 2020 Fund
Portfolio Holdings as of April 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 74.7% of net assets

Equity Funds 33.0%
Global Real Estate 1.9%
Schwab Global Real Estate Fund	1,605,609	9,794,216
International 11.3%
Laudus International MarketMasters Fund	1,782,045	35,213,201
Schwab International Core Equity Fund	2,606,883	21,246,099
		56,459,300
Large-Cap 17.7%
Schwab Core Equity Fund	1,410,523	28,436,149
Schwab Dividend Equity Fund	40,318	476,153
Schwab S&P 500 Index Fund	1,329,346	59,554,692
		88,466,994
Mid-Cap 0.9%
Schwab U.S. Mid-Cap Index Fund	113,442	4,332,357
Small-Cap 1.2%
Schwab Small-Cap Equity Fund	468,102	6,094,690
		165,147,557

Fixed-Income Funds 38.8%
Inflation-Protected Bond 5.9%
Schwab Treasury Inflation Protected Securities Index Fund	2,519,924	29,634,307
Intermediate-Term Bond 23.8%
Schwab U.S. Aggregate Bond Index Fund	11,126,098	119,383,036
Short-Term Bond 9.1%
Schwab Short-Term Bond Index Fund	4,402,654	45,435,383
		194,452,726

Money Market Fund 2.9%
Schwab Variable Share Price Money Fund, Ultra Shares 0.55% (a)	14,728,506	14,737,343
Total Affiliated Underlying Funds
(Cost $324,041,657)		374,337,626

Unaffiliated Underlying Funds 24.3% of net assets

Equity Funds 7.4%
Large-Cap 6.6%
ClearBridge Large Cap Growth Fund, Class IS	352,499	18,647,189
Dodge & Cox Stock Fund	94,508	14,508,903
		33,156,092
Security	Number of Shares	Value ($)
Small-Cap 0.8%
ClearBridge Small Cap Growth Fund, Class IS *	116,500	3,944,694
		37,100,786

Fixed-Income Funds 16.9%
Intermediate-Term Bond 14.6%
Baird Aggregate Bond Fund, Institutional Class	1,863,388	21,596,663
Loomis Sayles Investment Grade Bond Fund, Class Y	591,427	6,683,131
Metropolitan West Total Return Bond Fund, Class I	3,940,976	44,769,484
		73,049,278
International Bond 2.3%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	1,058,377	11,282,301
		84,331,579
Total Unaffiliated Underlying Funds
(Cost $116,738,734)		121,432,365
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.7% of net assets

Time Deposit 0.7%
Banco Santander
0.01%, 05/01/20 (b)	3,576,654	3,576,654
Total Short-Term Investment
(Cost $3,576,654)		3,576,654
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

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Schwab Target 2020 Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2020:
Affiliated Underlying Funds	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 04/30/20	Balance of Shares Held at 04/30/20	Distributions Received*
Laudus International MarketMasters Fund	$40,354,107	$5,185,592	($5,560,000)	($235,756)	($4,530,742)	$35,213,201	1,782,045	$805,593
Laudus U.S. Large Cap Growth Fund	1,023,113	85,851	(1,126,845)	645,348	(627,467)	—	—	85,851
Schwab Core Equity Fund	34,762,217	2,532,450	(6,830,000)	1,027,168	(3,055,686)	28,436,149	1,410,523	982,449
Schwab Dividend Equity Fund	1,361,750	84,179	(660,000)	(46,978)	(262,798)	476,153	40,318	84,179
Schwab Global Real Estate Fund	12,461,685	2,128,390	(1,660,000)	80,656	(3,216,515)	9,794,216	1,605,609	558,391
Schwab International Core Equity Fund	27,044,335	2,314,297	(3,330,000)	(250,934)	(4,531,599)	21,246,099	2,606,883	974,296
Schwab S&P 500 Index Fund	66,191,930	8,610,641	(12,550,000)	1,919,398	(4,617,277)	59,554,692	1,329,346	1,350,641
Schwab Short-Term Bond Index Fund	45,506,292	5,881,103	(6,910,000)	91,300	866,688	45,435,383	4,402,654	501,333
Schwab Small-Cap Equity Fund	10,124,182	10,761	(2,090,000)	(264,372)	(1,685,881)	6,094,690	468,102	10,761
Schwab Treasury Inflation Protected Securities Index Fund	27,550,743	5,141,135	(4,210,000)	25,877	1,126,552	29,634,307	2,519,924	261,135
Schwab U.S. Aggregate Bond Index Fund	109,012,348	25,375,301	(18,860,000)	67,942	3,787,445	119,383,036	11,126,098	1,575,763
Schwab U.S. Mid-Cap Index Fund	5,143,346	626,961	(950,000)	91,849	(579,799)	4,332,357	113,442	106,961
Schwab Variable Share Price Money Fund, Ultra Shares	29,511,748	194,406	(14,970,000)	2,880	(1,691)	14,737,343	14,728,506	172,390
Total	$410,047,796	$58,171,067	($79,706,845)	$3,154,378	($17,328,770)	$374,337,626		$7,469,743
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$374,337,626	$—	$—	$374,337,626
Unaffiliated Underlying Funds[1]	121,432,365	—	—	121,432,365
Short-Term Investment[1]	—	3,576,654	—	3,576,654
Total	$495,769,991	$3,576,654	$—	$499,346,645
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2020 Fund
Statement of Assets and Liabilities

As of April 30, 2020; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $324,041,657)		$374,337,626
Investments in unaffiliated funds and issuers, at value (cost $120,315,388)		125,009,019
Receivables:
Investments sold		9,170,000
Fund shares sold		545,248
Dividends		408,697
Due from investment adviser		10,791
Interest		1
Prepaid expenses	+	12,068
Total assets		509,493,450
Liabilities
Payables:
Investments bought		8,283,845
Independent trustees’ fees		34
Fund shares redeemed		164,524
Accrued expenses	+	58,420
Total liabilities		8,506,823
Net Assets
Total assets		509,493,450
Total liabilities	–	8,506,823
Net assets		$500,986,627
Net Assets by Source
Capital received from investors		438,099,667
Total distributable earnings		62,886,960

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$500,986,627		36,845,073		$13.60

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Schwab Target 2020 Fund
Statement of Operations

For the period November 1, 2019 through April 30, 2020; unaudited
Investment Income
Dividends received from affiliated underlying funds		$6,323,657
Dividends received from unaffiliated underlying funds		1,943,562
Interest	+	11,635
Total investment income		8,278,854
Expenses
Registration fees		15,085
Professional fees		14,648
Portfolio accounting fees		12,763
Shareholder reports		11,812
Transfer agent fees		5,511
Independent trustees’ fees		5,084
Custodian fees		1,931
Other expenses	+	4,026
Total expenses		70,860
Expense reduction by CSIM and its affiliates	–	70,860
Net expenses	–	—
Net investment income		8,278,854
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		1,146,086
Realized capital gain distributions received from unaffiliated underlying funds		2,681,479
Net realized gains on sales of affiliated underlying funds		3,154,378
Net realized gains on sales of unaffiliated underlying funds	+	269,813
Net realized gains		7,251,756
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		(17,328,770)
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	(2,820,570)
Net change in unrealized appreciation (depreciation)	+	(20,149,340)
Net realized and unrealized losses		(12,897,584)
Decrease in net assets resulting from operations		($4,618,730)

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Schwab Target 2020 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/19-4/30/20		11/1/18-10/31/19
Net investment income		$8,278,854	$12,429,435
Net realized gains		7,251,756	17,864,060
Net change in unrealized appreciation (depreciation)	+	(20,149,340)	24,386,674
Increase (decrease) in net assets from operations		(4,618,730)	54,680,169
Distributions to Shareholders
Total distributions		($29,966,408)	($29,733,328)

Transactions in Fund Shares
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,089,999	$43,295,557	5,237,831	$72,332,026
Shares reinvested		1,985,761	27,880,086	2,194,423	27,913,053
Shares redeemed	+	(6,184,739)	(84,294,304)	(8,554,258)	(118,357,642)
Net transactions in fund shares		(1,108,979)	($13,118,661)	(1,122,004)	($18,112,563)
Shares Outstanding and Net Assets
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		37,954,052	$548,690,426	39,076,056	$541,856,148
Total increase or decrease	+	(1,108,979)	(47,703,799)	(1,122,004)	6,834,278
End of period		36,845,073	$500,986,627	37,954,052	$548,690,426

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Schwab Target 2025 Fund
Financial Statements
Financial Highlights
	11/1/19– 4/30/20*	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15
Per-Share Data
Net asset value at beginning of period	$14.74	$14.10	$14.71	$13.45	$14.11	$14.54
Income (loss) from investment operations:
Net investment income (loss)[1]	0.24	0.30	0.28	0.22	0.20	0.19
Net realized and unrealized gains (losses)	(0.60)	1.10	(0.34)	1.73	0.06	0.15
Total from investment operations	(0.36)	1.40	(0.06)	1.95	0.26	0.34
Less distributions:
Distributions from net investment income	(0.35)	(0.34)	(0.34)	(0.23)	(0.26)	(0.32)
Distributions from net realized gains	(0.44)	(0.42)	(0.21)	(0.46)	(0.66)	(0.45)
Total distributions	(0.79)	(0.76)	(0.55)	(0.69)	(0.92)	(0.77)
Net asset value at end of period	$13.59	$14.74	$14.10	$14.71	$13.45	$14.11
Total return	(2.75%) [2]	10.79%	(0.53%)	15.17%	2.01%	2.36%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.00% [4]	0.00%	0.00%	0.00%	0.00% [5]	0.00% [5]
Gross operating expenses[3]	0.03% [4]	0.03%	0.02%	0.03%	0.04%	0.04%
Net investment income (loss)	3.34% [4]	2.10%	1.88%	1.59%	1.53%	1.37%
Portfolio turnover rate	12% [2]	15%	13%	36% [6]	5%	21%
Net assets, end of period (x 1,000,000)	$536	$577	$531	$521	$443	$409

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4
Annualized.
5
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
6
The portfolio turnover rate increased due to the in-kind transactions relating to Schwab Total Bond Market Fund and Schwab U.S. Aggregate Bond Index Fund. For comparison purposes, the portfolio turnover rate would have been 26% without including these transactions. There were no transaction costs associated with these transactions.

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Schwab Target 2025 Fund
Portfolio Holdings as of April 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 73.0% of net assets

Equity Funds 45.6%
Global Real Estate 2.7%
Schwab Global Real Estate Fund	2,358,685	14,387,981
International 15.5%
Laudus International MarketMasters Fund	2,593,960	51,256,651
Schwab International Core Equity Fund	3,918,203	31,933,352
		83,190,003
Large-Cap 24.2%
Laudus U.S. Large Cap Growth Fund	275,670	6,205,322
Schwab Core Equity Fund	2,345,802	47,291,376
Schwab Dividend Equity Fund	75,805	895,258
Schwab S&P 500 Index Fund	1,676,985	75,128,918
		129,520,874
Mid-Cap 1.0%
Schwab U.S. Mid-Cap Index Fund	146,529	5,595,930
Small-Cap 2.2%
Schwab Small-Cap Equity Fund	908,192	11,824,657
		244,519,445

Fixed-Income Funds 25.4%
Inflation-Protected Bond 2.3%
Schwab Treasury Inflation Protected Securities Index Fund	1,028,696	12,097,459
Intermediate-Term Bond 16.8%
Schwab U.S. Aggregate Bond Index Fund	8,422,811	90,376,764
Short-Term Bond 6.3%
Schwab Short-Term Bond Index Fund	3,267,126	33,716,744
		136,190,967

Money Market Fund 2.0%
Schwab Variable Share Price Money Fund, Ultra Shares 0.55% (a)	10,636,501	10,642,883
Total Affiliated Underlying Funds
(Cost $358,752,743)		391,353,295

Unaffiliated Underlying Funds 26.0% of net assets

Equity Funds 9.3%
International 0.7%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	476,608	3,860,528
Security	Number of Shares	Value ($)
Large-Cap 7.5%
ClearBridge Large Cap Growth Fund, Class IS	364,588	19,286,724
Dodge & Cox Stock Fund	136,253	20,917,488
		40,204,212
Small-Cap 1.1%
ClearBridge Small Cap Growth Fund, Class IS *	170,567	5,775,393
		49,840,133

Fixed-Income Funds 16.7%
Intermediate-Term Bond 12.6%
Baird Aggregate Bond Fund, Institutional Class	1,116,955	12,945,511
Loomis Sayles Investment Grade Bond Fund, Class Y	1,101,765	12,449,943
Metropolitan West Total Return Bond Fund, Class I	3,749,753	42,597,191
		67,992,645
International Bond 4.1%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	2,062,981	21,991,376
		89,984,021
Total Unaffiliated Underlying Funds
(Cost $137,506,304)		139,824,154
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.6% of net assets

Time Deposit 0.6%
Banco Santander
0.01%, 05/01/20 (b)	3,220,239	3,220,239
Total Short-Term Investment
(Cost $3,220,239)		3,220,239
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2025 Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2020:
Affiliated Underlying Funds	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 04/30/20	Balance of Shares Held at 04/30/20	Distributions Received*
Laudus International MarketMasters Fund	$56,558,130	$5,110,280	($3,200,000)	($694,244)	($6,517,515)	$51,256,651	2,593,960	$1,140,280
Laudus U.S. Large Cap Growth Fund	6,728,398	1,954,592	(2,770,000)	881,920	(589,588)	6,205,322	275,670	564,591
Schwab Core Equity Fund	53,527,691	1,548,243	(3,830,000)	(30,353)	(3,924,205)	47,291,376	2,345,802	1,548,244
Schwab Dividend Equity Fund	2,066,652	122,678	(700,000)	(124,946)	(469,126)	895,258	75,805	122,678
Schwab Global Real Estate Fund	16,958,713	2,879,897	(880,000)	10,794	(4,581,423)	14,387,981	2,358,685	759,896
Schwab International Core Equity Fund	37,091,229	2,926,245	(1,020,000)	(203,152)	(6,860,970)	31,933,352	3,918,203	1,336,245
Schwab S&P 500 Index Fund	81,277,045	7,980,601	(10,220,000)	643,316	(4,552,044)	75,128,918	1,676,985	1,640,602
Schwab Short-Term Bond Index Fund	33,442,382	5,791,288	(6,240,000)	96,381	626,693	33,716,744	3,267,126	371,457
Schwab Small-Cap Equity Fund	15,913,251	757,039	(1,630,000)	(888,193)	(2,327,440)	11,824,657	908,192	17,038
Schwab Treasury Inflation Protected Securities Index Fund	10,429,385	3,386,591	(2,190,000)	16,342	455,141	12,097,459	1,028,696	106,591
Schwab U.S. Aggregate Bond Index Fund	82,065,620	21,500,639	(16,151,000)	90,403	2,871,102	90,376,764	8,422,811	1,211,050
Schwab U.S. Mid-Cap Index Fund	6,334,698	160,134	—	—	(898,902)	5,595,930	146,529	160,134
Schwab Variable Share Price Money Fund, Ultra Shares	21,391,508	140,500	(10,890,000)	1,795	(920)	10,642,883	10,636,501	124,531
Total	$423,784,702	$54,258,727	($59,721,000)	($199,937)	($26,769,197)	$391,353,295		$9,103,337
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$391,353,295	$—	$—	$391,353,295
Unaffiliated Underlying Funds[1]	139,824,154	—	—	139,824,154
Short-Term Investment[1]	—	3,220,239	—	3,220,239
Total	$531,177,449	$3,220,239	$—	$534,397,688
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2025 Fund
Statement of Assets and Liabilities

As of April 30, 2020; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $358,752,743)		$391,353,295
Investments in unaffiliated funds and issuers, at value (cost $140,726,543)		143,044,393
Receivables:
Investments sold		9,730,000
Dividends		340,215
Fund shares sold		222,190
Due from investment adviser		11,525
Interest		1
Prepaid expenses	+	24,143
Total assets		544,725,762
Liabilities
Payables:
Investments bought		7,536,718
Fund shares redeemed		835,410
Accrued expenses	+	57,600
Total liabilities		8,429,728
Net Assets
Total assets		544,725,762
Total liabilities	–	8,429,728
Net assets		$536,296,034
Net Assets by Source
Capital received from investors		496,967,633
Total distributable earnings		39,328,401

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$536,296,034		39,468,947		$13.59

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Schwab Target 2025 Fund
Statement of Operations

For the period November 1, 2019 through April 30, 2020; unaudited
Investment Income
Dividends received from affiliated underlying funds		$6,951,013
Dividends received from unaffiliated underlying funds		2,537,907
Interest	+	18,886
Total investment income		9,507,806
Expenses
Registration fees		17,330
Professional fees		14,642
Portfolio accounting fees		12,816
Shareholder reports		11,956
Transfer agent fees		6,150
Independent trustees’ fees		5,132
Custodian fees		1,963
Other expenses	+	4,094
Total expenses		74,083
Expense reduction by CSIM and its affiliates	–	74,083
Net expenses	–	—
Net investment income		9,507,806
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		2,152,324
Realized capital gain distributions received from unaffiliated underlying funds		3,355,295
Net realized losses on sales of affiliated underlying funds		(199,937)
Net realized losses on sales of unaffiliated underlying funds	+	(551,809)
Net realized gains		4,755,873
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		(26,769,197)
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	(5,489,702)
Net change in unrealized appreciation (depreciation)	+	(32,258,899)
Net realized and unrealized losses		(27,503,026)
Decrease in net assets resulting from operations		($17,995,220)

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Schwab Target 2025 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/19-4/30/20		11/1/18-10/31/19
Net investment income		$9,507,806	$11,528,934
Net realized gains		4,755,873	18,998,513
Net change in unrealized appreciation (depreciation)	+	(32,258,899)	25,891,364
Increase (decrease) in net assets from operations		(17,995,220)	56,418,811
Distributions to Shareholders
Total distributions		($31,204,773)	($28,587,026)

Transactions in Fund Shares
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		3,672,444	$52,221,575	6,370,762	$89,570,449
Shares reinvested		2,073,359	29,960,039	2,152,966	27,536,429
Shares redeemed	+	(5,426,483)	(73,780,391)	(7,018,067)	(98,439,951)
Net transactions in fund shares		319,320	$8,401,223	1,505,661	$18,666,927
Shares Outstanding and Net Assets
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		39,149,627	$577,094,804	37,643,966	$530,596,092
Total increase or decrease	+	319,320	(40,798,770)	1,505,661	46,498,712
End of period		39,468,947	$536,296,034	39,149,627	$577,094,804

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Schwab Target 2030 Fund
Financial Statements
Financial Highlights
	11/1/19– 4/30/20*	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15
Per-Share Data
Net asset value at beginning of period	$15.79	$15.24	$16.10	$14.51	$15.59	$15.77
Income (loss) from investment operations:
Net investment income (loss)[1]	0.26	0.30	0.29	0.23	0.22	0.21
Net realized and unrealized gains (losses)	(0.86)	1.21	(0.38)	2.18	0.01	0.17
Total from investment operations	(0.60)	1.51	(0.09)	2.41	0.23	0.38
Less distributions:
Distributions from net investment income	(0.37)	(0.37)	(0.39)	(0.24)	(0.30)	(0.36)
Distributions from net realized gains	(0.65)	(0.59)	(0.38)	(0.58)	(1.01)	(0.20)
Total distributions	(1.02)	(0.96)	(0.77)	(0.82)	(1.31)	(0.56)
Net asset value at end of period	$14.17	$15.79	$15.24	$16.10	$14.51	$15.59
Total return	(4.32%) [2]	10.94%	(0.75%)	17.47%	1.72%	2.44%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.00% [4]	0.00%	0.00%	0.00%	0.00% [5]	0.00% [5]
Gross operating expenses[3]	0.02% [4]	0.02%	0.02%	0.02%	0.03%	0.03%
Net investment income (loss)	3.49% [4]	2.00%	1.79%	1.53%	1.51%	1.36%
Portfolio turnover rate	10% [2]	17%	14%	30%	5%	19%
Net assets, end of period (x 1,000,000)	$904	$999	$958	$966	$814	$789

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4
Annualized.
5
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.

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Schwab Target 2030 Fund
Portfolio Holdings as of April 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 72.6% of net assets

Equity Funds 54.2%
Global Real Estate 3.2%
Schwab Global Real Estate Fund	4,755,705	29,009,800
International 18.4%
Laudus International MarketMasters Fund	5,173,210	102,222,623
Schwab International Core Equity Fund	7,929,692	64,626,991
		166,849,614
Large-Cap 28.4%
Laudus U.S. Large Cap Growth Fund	948,227	21,344,592
Schwab Core Equity Fund	4,601,224	92,760,679
Schwab Dividend Equity Fund	631,893	7,462,660
Schwab S&P 500 Index Fund	3,017,592	135,188,104
		256,756,035
Mid-Cap 1.2%
Schwab U.S. Mid-Cap Index Fund	292,633	11,175,670
Small-Cap 3.0%
Schwab Small-Cap Equity Fund	2,057,005	26,782,208
		490,573,327

Fixed-Income Funds 17.0%
Inflation-Protected Bond 0.5%
Schwab Treasury Inflation Protected Securities Index Fund	377,391	4,438,122
Intermediate-Term Bond 12.0%
Schwab U.S. Aggregate Bond Index Fund	10,098,864	108,360,806
Short-Term Bond 4.5%
Schwab Short-Term Bond Index Fund	3,928,260	40,539,642
		153,338,570

Money Market Fund 1.4%
Schwab Variable Share Price Money Fund, Ultra Shares 0.55% (a)	12,639,616	12,647,200
Total Affiliated Underlying Funds
(Cost $564,213,653)		656,559,097

Unaffiliated Underlying Funds 26.4% of net assets

Equity Funds 11.1%
International 1.6%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	1,762,171	14,273,586
Security	Number of Shares	Value ($)
Large-Cap 8.2%
ClearBridge Large Cap Growth Fund, Class IS	632,103	33,438,247
Dodge & Cox Stock Fund	267,299	41,035,781
		74,474,028
Small-Cap 1.3%
ClearBridge Small Cap Growth Fund, Class IS *	357,282	12,097,546
		100,845,160

Fixed-Income Funds 15.3%
Intermediate-Term Bond 10.7%
Baird Aggregate Bond Fund, Institutional Class	1,117,798	12,955,275
Loomis Sayles Investment Grade Bond Fund, Class Y	2,198,319	24,841,010
Metropolitan West Total Return Bond Fund, Class I	5,216,772	59,262,532
		97,058,817
International Bond 4.6%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	3,857,969	41,125,945
		138,184,762
Total Unaffiliated Underlying Funds
(Cost $239,907,750)		239,029,922
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.7% of net assets

Time Deposit 0.7%
Banco Santander
0.01%, 05/01/20 (b)	6,054,140	6,054,140
Total Short-Term Investment
(Cost $6,054,140)		6,054,140
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

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Schwab Target 2030 Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2020:
Affiliated Underlying Funds	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 04/30/20	Balance of Shares Held at 04/30/20	Distributions Received*
Laudus International MarketMasters Fund	$114,060,550	$7,871,075	($4,840,000)	($771,380)	($14,097,622)	$102,222,623	5,173,210	$2,321,075
Laudus U.S. Large Cap Growth Fund	22,578,525	3,214,603	(4,880,000)	1,536,839	(1,105,375)	21,344,592	948,227	1,894,602
Schwab Core Equity Fund	104,714,833	3,063,115	(7,130,000)	(135,286)	(7,751,983)	92,760,679	4,601,224	3,063,115
Schwab Dividend Equity Fund	11,389,803	698,754	(2,240,000)	(113,021)	(2,272,876)	7,462,660	631,893	698,755
Schwab Global Real Estate Fund	34,719,157	5,295,717	(1,920,000)	26,579	(9,111,653)	29,009,800	4,755,705	1,555,717
Schwab International Core Equity Fund	75,878,157	4,533,579	(1,340,000)	(228,175)	(14,216,570)	64,626,991	7,929,692	2,733,579
Schwab S&P 500 Index Fund	147,472,503	12,279,165	(17,300,000)	1,041,706	(8,305,270)	135,188,104	3,017,592	3,009,164
Schwab Short-Term Bond Index Fund	41,847,840	6,384,328	(8,550,000)	124,464	733,010	40,539,642	3,928,260	454,527
Schwab Small-Cap Equity Fund	34,020,480	2,237,327	(2,480,000)	(433,813)	(6,561,786)	26,782,208	2,057,005	37,327
Schwab Treasury Inflation Protected Securities Index Fund	—	4,340,000	—	—	98,122	4,438,122	377,391	—
Schwab U.S. Aggregate Bond Index Fund	104,917,645	18,796,643	(18,940,000)	66,005	3,520,513	108,360,806	10,098,864	1,507,095
Schwab U.S. Mid-Cap Index Fund	12,651,067	319,804	—	—	(1,795,201)	11,175,670	292,633	319,804
Schwab Variable Share Price Money Fund, Ultra Shares	26,491,561	175,560	(14,020,000)	1,309	(1,230)	12,647,200	12,639,616	155,641
Total	$730,742,121	$69,209,670	($83,640,000)	$1,115,227	($60,867,921)	$656,559,097		$17,750,401
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$656,559,097	$—	$—	$656,559,097
Unaffiliated Underlying Funds[1]	239,029,922	—	—	239,029,922
Short-Term Investment[1]	—	6,054,140	—	6,054,140
Total	$895,589,019	$6,054,140	$—	$901,643,159
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2030 Fund
Statement of Assets and Liabilities

As of April 30, 2020; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $564,213,653)		$656,559,097
Investments in unaffiliated funds and issuers, at value (cost $245,961,890)		245,084,062
Receivables:
Investments sold		13,120,000
Fund shares sold		1,552,688
Dividends		445,824
Due from investment adviser		14,096
Interest		2
Prepaid expenses	+	13,616
Total assets		916,789,385
Liabilities
Payables:
Investments bought		11,721,630
Independent trustees’ fees		38
Fund shares redeemed		547,038
Accrued expenses	+	83,501
Total liabilities		12,352,207
Net Assets
Total assets		916,789,385
Total liabilities	–	12,352,207
Net assets		$904,437,178
Net Assets by Source
Capital received from investors		803,550,072
Total distributable earnings		100,887,106

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$904,437,178		63,811,032		$14.17

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Schwab Target 2030 Fund
Statement of Operations

For the period November 1, 2019 through April 30, 2020; unaudited
Investment Income
Dividends received from affiliated underlying funds		$12,343,860
Dividends received from unaffiliated underlying funds		4,580,369
Interest	+	25,774
Total investment income		16,950,003
Expenses
Shareholder reports		21,756
Registration fees		17,318
Professional fees		15,937
Portfolio accounting fees		15,160
Transfer agent fees		7,445
Independent trustees’ fees		6,107
Custodian fees		2,021
Other expenses	+	6,264
Total expenses		92,008
Expense reduction by CSIM and its affiliates	–	92,008
Net expenses	–	—
Net investment income		16,950,003
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		5,406,541
Realized capital gain distributions received from unaffiliated underlying funds		6,375,882
Net realized gains on sales of affiliated underlying funds		1,115,227
Net realized losses on sales of unaffiliated underlying funds	+	(454,500)
Net realized gains		12,443,150
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		(60,867,921)
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	(13,755,672)
Net change in unrealized appreciation (depreciation)	+	(74,623,593)
Net realized and unrealized losses		(62,180,443)
Decrease in net assets resulting from operations		($45,230,440)

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Schwab Target 2030 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/19-4/30/20		11/1/18-10/31/19
Net investment income		$16,950,003	$19,375,183
Net realized gains		12,443,150	44,516,378
Net change in unrealized appreciation (depreciation)	+	(74,623,593)	36,469,471
Increase (decrease) in net assets from operations		(45,230,440)	100,361,032
Distributions to Shareholders
Total distributions		($64,665,015)	($59,673,092)

Transactions in Fund Shares
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,757,807	$71,186,783	6,655,676	$100,210,585
Shares reinvested		4,044,928	62,251,430	4,238,554	57,474,786
Shares redeemed	+	(8,244,086)	(117,786,497)	(10,487,734)	(157,448,421)
Net transactions in fund shares		558,649	$15,651,716	406,496	$236,950
Shares Outstanding and Net Assets
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		63,252,383	$998,680,917	62,845,887	$957,756,027
Total increase or decrease	+	558,649	(94,243,739)	406,496	40,924,890
End of period		63,811,032	$904,437,178	63,252,383	$998,680,917

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Schwab Target 2035 Fund
Financial Statements
Financial Highlights
	11/1/19– 4/30/20*	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15
Per-Share Data
Net asset value at beginning of period	$15.46	$14.94	$15.58	$13.82	$14.70	$15.23
Income (loss) from investment operations:
Net investment income (loss)[1]	0.25	0.28	0.27	0.21	0.20	0.19
Net realized and unrealized gains (losses)	(1.00)	1.19	(0.38)	2.32	0.01	0.17
Total from investment operations	(0.75)	1.47	(0.11)	2.53	0.21	0.36
Less distributions:
Distributions from net investment income	(0.34)	(0.36)	(0.39)	(0.22)	(0.28)	(0.35)
Distributions from net realized gains	(0.62)	(0.59)	(0.14)	(0.55)	(0.81)	(0.54)
Total distributions	(0.96)	(0.95)	(0.53)	(0.77)	(1.09)	(0.89)
Net asset value at end of period	$13.75	$15.46	$14.94	$15.58	$13.82	$14.70
Total return	(5.42%) [2]	10.90%	(0.88%)	19.19%	1.63%	2.43%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.00% [4]	0.00%	0.00% [5]	0.00%	0.00% [5]	0.00% [5]
Gross operating expenses[3]	0.03% [4]	0.03%	0.03%	0.04%	0.04%	0.05%
Net investment income (loss)	3.43% [4]	1.87%	1.70%	1.48%	1.46%	1.28%
Portfolio turnover rate	9% [2]	15%	14%	24%	3%	14%
Net assets, end of period (x 1,000,000)	$444	$483	$447	$440	$361	$337

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4
Annualized.
5
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.

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Schwab Target 2035 Fund
Portfolio Holdings as of April 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 74.5% of net assets

Equity Funds 61.4%
Global Real Estate 3.6%
Schwab Global Real Estate Fund	2,631,470	16,051,967
International 20.7%
Laudus International MarketMasters Fund	2,832,101	55,962,309
Schwab International Core Equity Fund	4,406,969	35,916,794
		91,879,103
Large-Cap 32.0%
Laudus U.S. Large Cap Growth Fund	712,582	16,040,218
Schwab Core Equity Fund	2,522,374	50,851,052
Schwab Dividend Equity Fund	573,980	6,778,698
Schwab S&P 500 Index Fund	1,527,204	68,418,755
		142,088,723
Mid-Cap 1.4%
Schwab U.S. Mid-Cap Index Fund	158,265	6,044,147
Small-Cap 3.7%
Schwab Small-Cap Equity Fund	1,276,918	16,625,476
		272,689,416

Fixed-Income Funds 12.2%
Intermediate-Term Bond 9.0%
Schwab U.S. Aggregate Bond Index Fund	3,693,913	39,635,687
Short-Term Bond 3.2%
Schwab Short-Term Bond Index Fund	1,387,983	14,323,988
		53,959,675

Money Market Fund 0.9%
Schwab Variable Share Price Money Fund, Ultra Shares 0.55% (a)	4,010,100	4,012,507
Total Affiliated Underlying Funds
(Cost $307,468,854)		330,661,598

Unaffiliated Underlying Funds 24.6% of net assets

Equity Funds 12.1%
International 2.4%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	1,352,012	10,951,296
Security	Number of Shares	Value ($)
Large-Cap 8.3%
ClearBridge Large Cap Growth Fund, Class IS	296,301	15,674,326
Dodge & Cox Stock Fund	137,505	21,109,725
		36,784,051
Small-Cap 1.4%
ClearBridge Small Cap Growth Fund, Class IS *	179,402	6,074,558
		53,809,905

Fixed-Income Funds 12.5%
Intermediate-Term Bond 8.8%
Baird Aggregate Bond Fund, Institutional Class	331,578	3,842,986
Loomis Sayles Investment Grade Bond Fund, Class Y	1,116,962	12,621,668
Metropolitan West Total Return Bond Fund, Class I	1,979,283	22,484,657
		38,949,311
International Bond 3.7%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	1,533,010	16,341,885
		55,291,196
Total Unaffiliated Underlying Funds
(Cost $111,473,958)		109,101,101
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.5% of net assets

Time Deposit 0.5%
Banco Santander
0.01%, 05/01/20 (b)	2,327,787	2,327,787
Total Short-Term Investment
(Cost $2,327,787)		2,327,787
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

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Schwab Target 2035 Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2020:
Affiliated Underlying Funds	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 04/30/20	Balance of Shares Held at 04/30/20	Distributions Received*
Laudus International MarketMasters Fund	$60,904,081	$3,629,368	($370,000)	($63,371)	($8,137,769)	$55,962,309	2,832,101	$1,239,368
Laudus U.S. Large Cap Growth Fund	16,567,813	1,390,233	(2,070,000)	334,360	(182,188)	16,040,218	712,582	1,390,233
Schwab Core Equity Fund	55,646,758	1,628,170	(2,100,000)	(43,366)	(4,280,510)	50,851,052	2,522,374	1,628,170
Schwab Dividend Equity Fund	8,124,685	502,244	—	—	(1,848,231)	6,778,698	573,980	502,243
Schwab Global Real Estate Fund	18,642,442	2,825,342	(370,000)	2,860	(5,048,677)	16,051,967	2,631,470	835,342
Schwab International Core Equity Fund	41,017,479	3,127,691	(370,000)	(56,138)	(7,802,238)	35,916,794	4,406,969	1,477,692
Schwab S&P 500 Index Fund	73,858,143	5,743,335	(7,400,000)	281,717	(4,064,440)	68,418,755	1,527,204	1,483,335
Schwab Short-Term Bond Index Fund	14,485,816	2,518,606	(2,980,000)	41,318	258,248	14,323,988	1,387,983	158,674
Schwab Small-Cap Equity Fund	19,559,286	1,781,473	(420,000)	(149,248)	(4,146,035)	16,625,476	1,276,918	21,472
Schwab U.S. Aggregate Bond Index Fund	36,869,413	9,410,325	(7,930,000)	(774)	1,286,723	39,635,687	3,693,913	540,506
Schwab U.S. Mid-Cap Index Fund	6,842,087	172,960	—	—	(970,900)	6,044,147	158,265	172,960
Schwab Variable Share Price Money Fund, Ultra Shares	9,182,420	60,131	(5,230,000)	71	(115)	4,012,507	4,010,100	53,128
Total	$361,700,423	$32,789,878	($29,240,000)	$347,429	($34,936,132)	$330,661,598		$9,503,123
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$330,661,598	$—	$—	$330,661,598
Unaffiliated Underlying Funds[1]	109,101,101	—	—	109,101,101
Short-Term Investment[1]	—	2,327,787	—	2,327,787
Total	$439,762,699	$2,327,787	$—	$442,090,486
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2035 Fund
Statement of Assets and Liabilities

As of April 30, 2020; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $307,468,854)		$330,661,598
Investments in unaffiliated funds and issuers, at value (cost $113,801,745)		111,428,888
Receivables:
Investments sold		6,590,000
Fund shares sold		265,177
Dividends		165,228
Due from investment adviser		10,432
Prepaid expenses	+	21,576
Total assets		449,142,899
Liabilities
Payables:
Investments bought		4,773,862
Fund shares redeemed		379,756
Accrued expenses	+	58,793
Total liabilities		5,212,411
Net Assets
Total assets		449,142,899
Total liabilities	–	5,212,411
Net assets		$443,930,488
Net Assets by Source
Capital received from investors		417,698,376
Total distributable earnings		26,232,112

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$443,930,488		32,292,231		$13.75

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Schwab Target 2035 Fund
Statement of Operations

For the period November 1, 2019 through April 30, 2020; unaudited
Investment Income
Dividends received from affiliated underlying funds		$6,147,972
Dividends received from unaffiliated underlying funds		1,952,648
Interest	+	11,806
Total investment income		8,112,426
Expenses
Registration fees		15,327
Professional fees		14,380
Portfolio accounting fees		12,319
Shareholder reports		12,302
Transfer agent fees		6,211
Independent trustees’ fees		4,923
Custodian fees		1,919
Other expenses	+	3,472
Total expenses		70,853
Expense reduction by CSIM and its affiliates	–	70,853
Net expenses	–	—
Net investment income		8,112,426
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		3,355,151
Realized capital gain distributions received from unaffiliated underlying funds		3,188,714
Net realized gains on sales of affiliated underlying funds		347,429
Net realized losses on sales of unaffiliated underlying funds	+	(197,567)
Net realized gains		6,693,727
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		(34,936,132)
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	(7,833,550)
Net change in unrealized appreciation (depreciation)	+	(42,769,682)
Net realized and unrealized losses		(36,075,955)
Decrease in net assets resulting from operations		($27,963,529)

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Schwab Target 2035 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/19-4/30/20		11/1/18-10/31/19
Net investment income		$8,112,426	$8,647,898
Net realized gains		6,693,727	20,972,631
Net change in unrealized appreciation (depreciation)	+	(42,769,682)	18,014,725
Increase (decrease) in net assets from operations		(27,963,529)	47,635,254
Distributions to Shareholders
Total distributions		($30,104,205)	($27,960,017)

Transactions in Fund Shares
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,906,518	$42,487,936	4,397,034	$64,804,146
Shares reinvested		1,911,963	29,023,597	2,053,408	27,084,446
Shares redeemed	+	(3,785,834)	(52,704,167)	(5,092,947)	(75,084,216)
Net transactions in fund shares		1,032,647	$18,807,366	1,357,495	$16,804,376
Shares Outstanding and Net Assets
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		31,259,584	$483,190,856	29,902,089	$446,711,243
Total increase or decrease	+	1,032,647	(39,260,368)	1,357,495	36,479,613
End of period		32,292,231	$443,930,488	31,259,584	$483,190,856

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Schwab Target 2040 Fund
Financial Statements
Financial Highlights
	11/1/19– 4/30/20*	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15
Per-Share Data
Net asset value at beginning of period	$16.61	$16.27	$17.14	$15.12	$16.42	$16.77
Income (loss) from investment operations:
Net investment income (loss)[1]	0.27	0.28	0.28	0.23	0.22	0.21
Net realized and unrealized gains (losses)	(1.21)	1.28	(0.45)	2.78	(0.03) [2]	0.20
Total from investment operations	(0.94)	1.56	(0.17)	3.01	0.19	0.41
Less distributions:
Distributions from net investment income	(0.35)	(0.39)	(0.44)	(0.24)	(0.32)	(0.39)
Distributions from net realized gains	(0.90)	(0.83)	(0.26)	(0.75)	(1.17)	(0.37)
Total distributions	(1.25)	(1.22)	(0.70)	(0.99)	(1.49)	(0.76)
Net asset value at end of period	$14.42	$16.61	$16.27	$17.14	$15.12	$16.42
Total return	(6.49%) [3]	10.90%	(1.17%)	21.02%	1.38%	2.48%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[4]	0.00% [5]	0.00%	0.00% [6]	0.00%	0.00% [6]	0.00% [6]
Gross operating expenses[4]	0.02% [5]	0.02%	0.02%	0.02%	0.03%	0.03%
Net investment income (loss)	3.42% [5]	1.78%	1.65%	1.44%	1.45%	1.27%
Portfolio turnover rate	8% [3]	15%	17%	21%	4%	13%
Net assets, end of period (x 1,000,000)	$910	$1,012	$962	$998	$841	$834

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
3
Not annualized.
4
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
5
Annualized.
6
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.

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Schwab Target 2040 Fund
Portfolio Holdings as of April 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 75.6% of net assets

Equity Funds 66.7%
Global Real Estate 4.0%
Schwab Global Real Estate Fund	5,901,603	35,999,776
International 22.5%
Laudus International MarketMasters Fund	6,354,596	125,566,808
Schwab International Core Equity Fund	9,716,909	79,192,805
		204,759,613
Large-Cap 34.5%
Laudus U.S. Large Cap Growth Fund	1,933,177	43,515,821
Schwab Core Equity Fund	5,479,249	110,461,655
Schwab Dividend Equity Fund	1,590,134	18,779,488
Schwab S&P 500 Index Fund	3,155,274	141,356,271
		314,113,235
Mid-Cap 1.4%
Schwab U.S. Mid-Cap Index Fund	343,180	13,106,032
Small-Cap 4.3%
Schwab Small-Cap Equity Fund	2,978,907	38,785,376
		606,764,032

Fixed-Income Funds 8.4%
Intermediate-Term Bond 6.1%
Schwab U.S. Aggregate Bond Index Fund	5,171,943	55,494,945
Short-Term Bond 2.3%
Schwab Short-Term Bond Index Fund	2,005,900	20,700,883
		76,195,828

Money Market Fund 0.5%
Schwab Variable Share Price Money Fund, Ultra Shares 0.55% (a)	4,870,526	4,873,448
Total Affiliated Underlying Funds
(Cost $594,051,143)		687,833,308

Unaffiliated Underlying Funds 23.5% of net assets

Equity Funds 13.7%
International 3.4%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	3,808,108	30,845,677
Security	Number of Shares	Value ($)
Large-Cap 8.6%
ClearBridge Large Cap Growth Fund, Class IS	570,362	30,172,167
Dodge & Cox Stock Fund	313,889	48,188,186
		78,360,353
Small-Cap 1.7%
ClearBridge Small Cap Growth Fund, Class IS *	443,069	15,002,317
		124,208,347

Fixed-Income Funds 9.8%
Intermediate-Term Bond 7.0%
Baird Aggregate Bond Fund, Institutional Class	380,950	4,415,211
Loomis Sayles Investment Grade Bond Fund, Class Y	2,097,540	23,702,203
Metropolitan West Total Return Bond Fund, Class I	3,164,629	35,950,182
		64,067,596
International Bond 2.8%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	2,367,955	25,242,396
		89,309,992
Total Unaffiliated Underlying Funds
(Cost $222,620,745)		213,518,339
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.6% of net assets

Time Deposit 0.6%
Barclays Capital, Inc.
0.01%, 05/01/20 (b)	5,476,193	5,476,193
Total Short-Term Investment
(Cost $5,476,193)		5,476,193
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

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Schwab Target 2040 Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2020:
Affiliated Underlying Funds	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 04/30/20	Balance of Shares Held at 04/30/20	Distributions Received*
Laudus International MarketMasters Fund	$140,453,404	$8,548,157	($4,850,000)	($1,311,460)	($17,273,293)	$125,566,808	6,354,596	$2,858,156
Laudus U.S. Large Cap Growth Fund	48,618,750	4,079,681	(9,690,000)	2,678,381	(2,170,991)	43,515,821	1,933,177	4,079,681
Schwab Core Equity Fund	125,474,027	3,652,881	(9,410,000)	(60,937)	(9,194,316)	110,461,655	5,479,249	3,652,881
Schwab Dividend Equity Fund	23,122,489	1,426,224	(630,000)	(11,528)	(5,127,697)	18,779,488	1,590,134	1,426,224
Schwab Global Real Estate Fund	42,514,092	6,334,997	(1,510,000)	24,295	(11,363,608)	35,999,776	5,901,603	1,904,997
Schwab International Core Equity Fund	92,910,361	5,487,179	(1,400,000)	(337,368)	(17,467,367)	79,192,805	9,716,909	3,347,179
Schwab S&P 500 Index Fund	153,253,679	7,787,128	(12,100,000)	845,401	(8,429,937)	141,356,271	3,155,274	3,127,129
Schwab Short-Term Bond Index Fund	20,806,043	3,986,457	(4,530,000)	65,248	373,135	20,700,883	2,005,900	226,558
Schwab Small-Cap Equity Fund	46,725,134	2,912,384	(970,000)	(324,853)	(9,557,289)	38,785,376	2,978,907	52,384
Schwab U.S. Aggregate Bond Index Fund	52,449,147	13,393,943	(12,220,000)	115,776	1,756,079	55,494,945	5,171,943	774,007
Schwab U.S. Mid-Cap Index Fund	14,836,274	375,044	—	—	(2,105,286)	13,106,032	343,180	375,044
Schwab Variable Share Price Money Fund, Ultra Shares	12,553,710	80,645	(7,760,000)	646	(1,553)	4,873,448	4,870,526	70,908
Total	$773,717,110	$58,064,720	($65,070,000)	$1,683,601	($80,562,123)	$687,833,308		$21,895,148
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$687,833,308	$—	$—	$687,833,308
Unaffiliated Underlying Funds[1]	213,518,339	—	—	213,518,339
Short-Term Investment[1]	—	5,476,193	—	5,476,193
Total	$901,351,647	$5,476,193	$—	$906,827,840
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2040 Fund
Statement of Assets and Liabilities

As of April 30, 2020; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $594,051,143)		$687,833,308
Investments in unaffiliated funds and issuers, at value (cost $228,096,938)		218,994,532
Receivables:
Investments sold		11,580,000
Fund shares sold		1,033,188
Dividends		241,926
Due from investment adviser		16,084
Interest		2
Prepaid expenses	+	19,420
Total assets		919,718,460
Liabilities
Payables:
Investments bought		9,050,201
Independent trustees’ fees		38
Fund shares redeemed		902,444
Accrued expenses	+	104,133
Total liabilities		10,056,816
Net Assets
Total assets		919,718,460
Total liabilities	–	10,056,816
Net assets		$909,661,644
Net Assets by Source
Capital received from investors		813,336,248
Total distributable earnings		96,325,396

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$909,661,644		63,086,979		$14.42

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Schwab Target 2040 Fund
Statement of Operations

For the period November 1, 2019 through April 30, 2020; unaudited
Investment Income
Dividends received from affiliated underlying funds		$13,170,322
Dividends received from unaffiliated underlying funds		3,572,585
Interest	+	17,655
Total investment income		16,760,562
Expenses
Shareholder reports		32,668
Registration fees		16,665
Professional fees		15,982
Portfolio accounting fees		15,268
Transfer agent fees		10,141
Independent trustees’ fees		6,137
Custodian fees		2,061
Other expenses	+	6,359
Total expenses		105,281
Expense reduction by CSIM and its affiliates	–	105,281
Net expenses	–	—
Net investment income		16,760,562
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		8,724,826
Realized capital gain distributions received from unaffiliated underlying funds		6,841,238
Net realized gains on sales of affiliated underlying funds		1,683,601
Net realized losses on sales of unaffiliated underlying funds	+	(975,925)
Net realized gains		16,273,740
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		(80,562,123)
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	(18,097,942)
Net change in unrealized appreciation (depreciation)	+	(98,660,065)
Net realized and unrealized losses		(82,386,325)
Decrease in net assets resulting from operations		($65,625,763)

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Schwab Target 2040 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/19-4/30/20		11/1/18-10/31/19
Net investment income		$16,760,562	$17,515,301
Net realized gains		16,273,740	58,610,358
Net change in unrealized appreciation (depreciation)	+	(98,660,065)	25,987,197
Increase (decrease) in net assets from operations		(65,625,763)	102,112,856
Distributions to Shareholders
Total distributions		($75,661,959)	($71,258,344)

Transactions in Fund Shares
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		4,615,816	$69,198,690	6,025,941	$95,176,212
Shares reinvested		4,584,013	74,123,497	4,962,246	69,868,426
Shares redeemed	+	(7,026,215)	(103,930,773)	(9,203,118)	(146,239,888)
Net transactions in fund shares		2,173,614	$39,391,414	1,785,069	$18,804,750
Shares Outstanding and Net Assets
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		60,913,365	$1,011,557,952	59,128,296	$961,898,690
Total increase or decrease	+	2,173,614	(101,896,308)	1,785,069	49,659,262
End of period		63,086,979	$909,661,644	60,913,365	$1,011,557,952

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Schwab Target 2045 Fund
Financial Statements
Financial Highlights
	11/1/19– 4/30/20*	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15
Per-Share Data
Net asset value at beginning of period	$13.88	$13.35	$13.92	$12.00	$12.51	$12.67
Income (loss) from investment operations:
Net investment income (loss)[1]	0.22	0.22	0.21	0.17	0.16	0.14
Net realized and unrealized gains (losses)	(1.16)	1.09	(0.39)	2.37	0.00 [2]	0.15
Total from investment operations	(0.94)	1.31	(0.18)	2.54	0.16	0.29
Less distributions:
Distributions from net investment income	(0.28)	(0.31)	(0.36)	(0.18)	(0.23)	(0.29)
Distributions from net realized gains	(0.48)	(0.47)	(0.03)	(0.44)	(0.44)	(0.16)
Total distributions	(0.76)	(0.78)	(0.39)	(0.62)	(0.67)	(0.45)
Net asset value at end of period	$12.18	$13.88	$13.35	$13.92	$12.00	$12.51
Total return	(7.44%) [3]	10.91%	(1.43%)	22.11%	1.40%	2.37%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[4]	0.00% [5]	0.00%	0.00% [6]	0.00%	0.00% [6]	0.00% [6]
Gross operating expenses[4]	0.06% [5]	0.08%	0.06%	0.10%	0.13%	0.20%
Net investment income (loss)	3.34% [5]	1.65%	1.52%	1.31%	1.34%	1.09%
Portfolio turnover rate	3% [3]	8%	12%	11%	1%	10%
Net assets, end of period (x 1,000,000)	$157	$162	$139	$121	$82	$66

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
5
Annualized.
6
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2045 Fund
Portfolio Holdings as of April 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 77.9% of net assets

Equity Funds 71.9%
Global Real Estate 4.3%
Schwab Global Real Estate Fund	1,102,321	6,724,159
International 24.3%
Laudus International MarketMasters Fund	1,181,247	23,341,439
Schwab International Core Equity Fund	1,832,205	14,932,466
		38,273,905
Large-Cap 37.2%
Laudus U.S. Large Cap Growth Fund	427,915	9,632,364
Schwab Core Equity Fund	1,016,637	20,495,399
Schwab Dividend Equity Fund	325,641	3,845,819
Schwab S&P 500 Index Fund	549,260	24,606,874
		58,580,456
Mid-Cap 1.5%
Schwab U.S. Mid-Cap Index Fund	61,870	2,362,793
Small-Cap 4.6%
Schwab Small-Cap Equity Fund	551,361	7,178,725
		113,120,038

Fixed-Income Funds 5.7%
Intermediate-Term Bond 4.4%
Schwab U.S. Aggregate Bond Index Fund	637,626	6,841,735
Short-Term Bond 1.3%
Schwab Short-Term Bond Index Fund	203,390	2,098,982
		8,940,717

Money Market Fund 0.3%
Schwab Variable Share Price Money Fund, Ultra Shares 0.55% (a)	424,756	425,011
Total Affiliated Underlying Funds
(Cost $126,492,692)		122,485,766

Unaffiliated Underlying Funds 21.3% of net assets

Equity Funds 14.8%
International 4.2%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	826,291	6,692,960
Security	Number of Shares	Value ($)
Large-Cap 8.6%
ClearBridge Large Cap Growth Fund, Class IS	86,134	4,556,493
Dodge & Cox Stock Fund	57,968	8,899,176
		13,455,669
Small-Cap 2.0%
ClearBridge Small Cap Growth Fund, Class IS *	91,646	3,103,141
		23,251,770

Fixed-Income Funds 6.5%
Intermediate-Term Bond 4.6%
Baird Aggregate Bond Fund, Institutional Class	33,073	383,315
Loomis Sayles Investment Grade Bond Fund, Class Y	266,884	3,015,790
Metropolitan West Total Return Bond Fund, Class I	343,421	3,901,265
		7,300,370
International Bond 1.9%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	275,622	2,938,123
		10,238,493
Total Unaffiliated Underlying Funds
(Cost $35,958,513)		33,490,263
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.6% of net assets

Time Deposit 0.6%
Banco Santander
0.01%, 05/01/20 (b)	964,578	964,578
Total Short-Term Investment
(Cost $964,578)		964,578
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2045 Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2020:
Affiliated Underlying Funds	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 04/30/20	Balance of Shares Held at 04/30/20	Distributions Received*
Laudus International MarketMasters Fund	$23,910,113	$2,732,081	$—	$—	($3,300,755)	$23,341,439	1,181,247	$492,081
Laudus U.S. Large Cap Growth Fund	9,771,857	819,973	(995,000)	(669)	36,203	9,632,364	427,915	819,973
Schwab Core Equity Fund	20,871,037	1,331,169	—	—	(1,706,807)	20,495,399	1,016,637	621,169
Schwab Dividend Equity Fund	4,609,450	284,942	—	—	(1,048,573)	3,845,819	325,641	284,942
Schwab Global Real Estate Fund	7,507,982	1,286,423	—	—	(2,070,246)	6,724,159	1,102,321	336,422
Schwab International Core Equity Fund	15,675,852	2,554,659	—	—	(3,298,045)	14,932,466	1,832,205	584,659
Schwab S&P 500 Index Fund	24,345,193	1,883,658	(300,000)	(32,945)	(1,289,032)	24,606,874	549,260	508,659
Schwab Short-Term Bond Index Fund	2,096,302	314,569	(360,000)	7,898	40,213	2,098,982	203,390	24,580
Schwab Small-Cap Equity Fund	8,357,484	689,559	—	—	(1,868,318)	7,178,725	551,361	9,558
Schwab U.S. Aggregate Bond Index Fund	5,695,409	2,057,127	(1,140,000)	8,348	220,851	6,841,735	637,626	88,160
Schwab U.S. Mid-Cap Index Fund	2,674,726	67,614	—	—	(379,547)	2,362,793	61,870	67,614
Schwab Variable Share Price Money Fund, Ultra Shares	1,078,348	6,620	(660,000)	196	(153)	425,011	424,756	5,786
Total	$126,593,753	$14,028,394	($3,455,000)	($17,172)	($14,664,209)	$122,485,766		$3,843,603
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$122,485,766	$—	$—	$122,485,766
Unaffiliated Underlying Funds[1]	33,490,263	—	—	33,490,263
Short-Term Investment[1]	—	964,578	—	964,578
Total	$155,976,029	$964,578	$—	$156,940,607
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2045 Fund
Statement of Assets and Liabilities

As of April 30, 2020; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $126,492,692)		$122,485,766
Investments in unaffiliated funds and issuers, at value (cost $36,923,091)		34,454,841
Receivables:
Investments sold		1,530,000
Fund shares sold		194,511
Dividends		28,634
Due from investment adviser		7,268
Prepaid expenses	+	15,083
Total assets		158,716,103
Liabilities
Payables:
Investments bought		1,418,471
Fund shares redeemed		64,389
Accrued expenses	+	37,815
Total liabilities		1,520,675
Net Assets
Total assets		158,716,103
Total liabilities	–	1,520,675
Net assets		$157,195,428
Net Assets by Source
Capital received from investors		161,160,482
Total distributable loss		(3,965,054)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$157,195,428		12,902,766		$12.18

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2045 Fund
Statement of Operations

For the period November 1, 2019 through April 30, 2020; unaudited
Investment Income
Dividends received from affiliated underlying funds		$2,197,398
Dividends received from unaffiliated underlying funds		511,876
Interest	+	4,513
Total investment income		2,713,787
Expenses
Professional fees		13,435
Registration fees		11,955
Shareholder reports		7,008
Portfolio accounting fees		6,146
Independent trustees’ fees		4,194
Transfer agent fees		2,410
Custodian fees		1,811
Other expenses	+	1,961
Total expenses		48,920
Expense reduction by CSIM and its affiliates	–	48,920
Net expenses	–	—
Net investment income		2,713,787
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		1,646,205
Realized capital gain distributions received from unaffiliated underlying funds		1,091,817
Net realized losses on sales of affiliated underlying funds		(17,172)
Net realized gains on sales of unaffiliated underlying funds	+	48,880
Net realized gains		2,769,730
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		(14,664,209)
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	(3,409,405)
Net change in unrealized appreciation (depreciation)	+	(18,073,614)
Net realized and unrealized losses		(15,303,884)
Decrease in net assets resulting from operations		($12,590,097)

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2045 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/19-4/30/20		11/1/18-10/31/19
Net investment income		$2,713,787	$2,478,428
Net realized gains		2,769,730	6,627,236
Net change in unrealized appreciation (depreciation)	+	(18,073,614)	6,450,937
Increase (decrease) in net assets from operations		(12,590,097)	15,556,601
Distributions to Shareholders
Total distributions		($8,999,527)	($8,203,160)

Transactions in Fund Shares
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,849,233	$23,906,762	2,379,015	$31,439,276
Shares reinvested		634,950	8,781,363	685,490	8,033,942
Shares redeemed	+	(1,257,941)	(15,919,831)	(1,786,094)	(23,623,378)
Net transactions in fund shares		1,226,242	$16,768,294	1,278,411	$15,849,840
Shares Outstanding and Net Assets
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		11,676,524	$162,016,758	10,398,113	$138,813,477
Total increase or decrease	+	1,226,242	(4,821,330)	1,278,411	23,203,281
End of period		12,902,766	$157,195,428	11,676,524	$162,016,758

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2050 Fund
Financial Statements
Financial Highlights
	11/1/19– 4/30/20*	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15
Per-Share Data
Net asset value at beginning of period	$14.03	$13.49	$14.07	$12.08	$12.60	$12.75
Income (loss) from investment operations:
Net investment income (loss)[1]	0.22	0.21	0.21	0.16	0.15	0.13
Net realized and unrealized gains (losses)	(1.24)	1.11	(0.41)	2.47	0.01	0.18
Total from investment operations	(1.02)	1.32	(0.20)	2.63	0.16	0.31
Less distributions:
Distributions from net investment income	(0.27)	(0.31)	(0.36)	(0.18)	(0.23)	(0.30)
Distributions from net realized gains	(0.43)	(0.47)	(0.02)	(0.46)	(0.45)	(0.16)
Total distributions	(0.70)	(0.78)	(0.38)	(0.64)	(0.68)	(0.46)
Net asset value at end of period	$12.31	$14.03	$13.49	$14.07	$12.08	$12.60
Total return	(7.90%) [2]	10.87%	(1.50%)	22.68%	1.39%	2.44%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.00% [4]	0.00%	0.00% [5]	0.00%	0.01% [6]	0.00% [5]
Gross operating expenses[3]	0.06% [4]	0.08%	0.07%	0.11%	0.16%	0.25%
Net investment income (loss)	3.31% [4]	1.54%	1.45%	1.27%	1.31%	1.05%
Portfolio turnover rate	3% [2]	7%	10%	10%	1%	8%
Net assets, end of period (x 1,000,000)	$155	$161	$122	$104	$68	$53

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4
Annualized.
5
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
6
The ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2050 Fund
Portfolio Holdings as of April 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 79.0% of net assets

Equity Funds 75.0%
Global Real Estate 4.5%
Schwab Global Real Estate Fund	1,131,470	6,901,966
International 25.3%
Laudus International MarketMasters Fund	1,201,793	23,747,433
Schwab International Core Equity Fund	1,893,444	15,431,569
		39,179,002
Large-Cap 38.6%
Laudus U.S. Large Cap Growth Fund	472,464	10,635,172
Schwab Core Equity Fund	1,023,662	20,637,018
Schwab Dividend Equity Fund	372,398	4,398,019
Schwab S&P 500 Index Fund	538,880	24,141,811
		59,812,020
Mid-Cap 1.5%
Schwab U.S. Mid-Cap Index Fund	61,926	2,364,959
Small-Cap 5.1%
Schwab Small-Cap Equity Fund	603,209	7,853,775
		116,111,722

Fixed-Income Funds 4.0%
Intermediate-Term Bond 3.0%
Schwab U.S. Aggregate Bond Index Fund	436,391	4,682,477
Short-Term Bond 1.0%
Schwab Short-Term Bond Index Fund	142,641	1,472,053
		6,154,530

Money Market Fund 0.0%
Schwab Variable Share Price Money Fund, Ultra Shares 0.55% (a)	28,012	28,029
Total Affiliated Underlying Funds
(Cost $127,638,002)		122,294,281

Unaffiliated Underlying Funds 20.2% of net assets

Equity Funds 15.3%
International 4.9%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	932,560	7,553,739
Security	Number of Shares	Value ($)
Large-Cap 8.5%
ClearBridge Large Cap Growth Fund, Class IS	78,515	4,153,417
Dodge & Cox Stock Fund	59,310	9,105,321
		13,258,738
Small-Cap 1.9%
ClearBridge Small Cap Growth Fund, Class IS *	86,600	2,932,284
		23,744,761

Fixed-Income Funds 4.9%
Intermediate-Term Bond 3.6%
Baird Aggregate Bond Fund, Institutional Class	21,937	254,247
Loomis Sayles Investment Grade Bond Fund, Class Y	226,315	2,557,358
Metropolitan West Total Return Bond Fund, Class I	248,286	2,820,524
		5,632,129
International Bond 1.3%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	180,094	1,919,803
		7,551,932
Total Unaffiliated Underlying Funds
(Cost $34,214,053)		31,296,693
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.7% of net assets

Time Deposit 0.7%
Citibank
0.01%, 05/01/20 (b)	1,010,127	1,010,127
Total Short-Term Investment
(Cost $1,010,127)		1,010,127
*	Non-income producing security.
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2050 Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2020:
Affiliated Underlying Funds	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 04/30/20	Balance of Shares Held at 04/30/20	Distributions Received*
Laudus International MarketMasters Fund	$24,584,626	$2,826,792	$—	$—	($3,663,985)	$23,747,433	1,201,793	$506,793
Laudus U.S. Large Cap Growth Fund	10,892,497	914,008	(1,200,000)	(7,674)	36,341	10,635,172	472,464	914,008
Schwab Core Equity Fund	21,314,438	1,238,961	(160,000)	(21,610)	(1,734,771)	20,637,018	1,023,662	638,961
Schwab Dividend Equity Fund	4,969,277	628,728	—	—	(1,199,986)	4,398,019	372,398	308,728
Schwab Global Real Estate Fund	7,550,419	1,463,702	—	—	(2,112,155)	6,901,966	1,131,470	343,701
Schwab International Core Equity Fund	16,318,911	2,486,817	—	—	(3,374,159)	15,431,569	1,893,444	597,816
Schwab S&P 500 Index Fund	24,190,315	2,083,002	(770,000)	(73,140)	(1,288,366)	24,141,811	538,880	506,002
Schwab Short-Term Bond Index Fund	1,678,637	208,259	(450,000)	8,934	26,223	1,472,053	142,641	18,267
Schwab Small-Cap Equity Fund	8,852,260	989,924	—	—	(1,988,409)	7,853,775	603,209	9,924
Schwab U.S. Aggregate Bond Index Fund	4,110,083	799,991	(380,000)	3,761	148,642	4,682,477	436,391	59,996
Schwab U.S. Mid-Cap Index Fund	2,677,178	67,675	—	—	(379,894)	2,364,959	61,926	67,676
Schwab Variable Share Price Money Fund, Ultra Shares	694,379	3,647	(670,000)	152	(149)	28,029	28,012	3,044
Total	$127,833,020	$13,711,506	($3,630,000)	($89,577)	($15,530,668)	$122,294,281		$3,974,916
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$122,294,281	$—	$—	$122,294,281
Unaffiliated Underlying Funds[1]	31,296,693	—	—	31,296,693
Short-Term Investment[1]	—	1,010,127	—	1,010,127
Total	$153,590,974	$1,010,127	$—	$154,601,101
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2050 Fund
Statement of Assets and Liabilities

As of April 30, 2020; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $127,638,002)		$122,294,281
Investments in unaffiliated funds and issuers, at value (cost $35,224,180)		32,306,820
Receivables:
Investments sold		1,620,000
Fund shares sold		195,614
Dividends		20,038
Due from investment adviser		7,414
Prepaid expenses	+	14,660
Total assets		156,458,827
Liabilities
Payables:
Investments bought		1,189,996
Fund shares redeemed		451,207
Accrued expenses	+	41,253
Total liabilities		1,682,456
Net Assets
Total assets		156,458,827
Total liabilities	–	1,682,456
Net assets		$154,776,371
Net Assets by Source
Capital received from investors		160,622,401
Total distributable loss		(5,846,030)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$154,776,371		12,575,553		$12.31

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2050 Fund
Statement of Operations

For the period November 1, 2019 through April 30, 2020; unaudited
Investment Income
Dividends received from affiliated underlying funds		$2,202,229
Dividends received from unaffiliated underlying funds		464,873
Interest	+	3,767
Total investment income		2,670,869
Expenses
Professional fees		13,400
Registration fees		12,150
Shareholder reports		8,133
Portfolio accounting fees		6,138
Independent trustees’ fees		4,185
Transfer agent fees		3,049
Custodian fees		1,735
Other expenses	+	1,955
Total expenses		50,745
Expense reduction by CSIM and its affiliates	–	50,745
Net expenses	–	—
Net investment income		2,670,869
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		1,772,687
Realized capital gain distributions received from unaffiliated underlying funds		1,094,367
Net realized losses on sales of affiliated underlying funds		(89,577)
Net realized losses on sales of unaffiliated underlying funds	+	(61,472)
Net realized gains		2,716,005
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		(15,530,668)
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	(3,619,249)
Net change in unrealized appreciation (depreciation)	+	(19,149,917)
Net realized and unrealized losses		(16,433,912)
Decrease in net assets resulting from operations		($13,763,043)

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2050 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/19-4/30/20		11/1/18-10/31/19
Net investment income		$2,670,869	$2,199,900
Net realized gains		2,716,005	5,687,326
Net change in unrealized appreciation (depreciation)	+	(19,149,917)	6,762,154
Increase (decrease) in net assets from operations		(13,763,043)	14,649,380
Distributions to Shareholders
Total distributions		($8,146,453)	($7,175,224)

Transactions in Fund Shares
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,842,051	$24,492,258	3,665,701	$48,849,543
Shares reinvested		564,445	7,947,389	591,705	6,993,949
Shares redeemed	+	(1,308,696)	(16,756,714)	(1,854,387)	(24,773,359)
Net transactions in fund shares		1,097,800	$15,682,933	2,403,019	$31,070,133
Shares Outstanding and Net Assets
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		11,477,753	$161,002,934	9,074,734	$122,458,645
Total increase or decrease	+	1,097,800	(6,226,563)	2,403,019	38,544,289
End of period		12,575,553	$154,776,371	11,477,753	$161,002,934

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Schwab Target 2055 Fund
Financial Statements
Financial Highlights
	11/1/19– 4/30/20*	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15
Per-Share Data
Net asset value at beginning of period	$14.15	$13.60	$14.18	$12.09	$12.63	$12.79
Income (loss) from investment operations:
Net investment income (loss)[1]	0.22	0.21	0.20	0.16	0.15	0.13
Net realized and unrealized gains (losses)	(1.30)	1.10	(0.39)	2.55	0.00 [2]	0.17
Total from investment operations	(1.08)	1.31	(0.19)	2.71	0.15	0.30
Less distributions:
Distributions from net investment income	(0.27)	(0.31)	(0.37)	(0.17)	(0.23)	(0.30)
Distributions from net realized gains	(0.46)	(0.45)	(0.02)	(0.45)	(0.46)	(0.16)
Total distributions	(0.73)	(0.76)	(0.39)	(0.62)	(0.69)	(0.46)
Net asset value at end of period	$12.34	$14.15	$13.60	$14.18	$12.09	$12.63
Total return	(8.29%) [3]	10.73%	(1.49%)	23.35%	1.28%	2.36%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[4]	0.00% [5]	0.00%	0.00% [6]	0.00%	0.01% [7]	0.00% [6]
Gross operating expenses[4]	0.10% [5]	0.13%	0.11%	0.19%	0.27%	0.44%
Net investment income (loss)	3.27% [5]	1.53%	1.41%	1.24%	1.26%	1.03%
Portfolio turnover rate	4% [3]	6%	10%	9%	1%	8%
Net assets, end of period (x 1,000,000)	$92	$94	$73	$60	$38	$29

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Per-share amount was less than $0.005.
3
Not annualized.
4
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
5
Annualized.
6
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.
7
The ratio of net operating expenses would have been 0.00%, if certain non-routine expenses had not been incurred.

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Schwab Target 2055 Fund
Portfolio Holdings as of April 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 79.7% of net assets

Equity Funds 77.1%
Global Real Estate 4.6%
Schwab Global Real Estate Fund	693,675	4,231,416
International 26.0%
Laudus International MarketMasters Fund	739,315	14,608,862
Schwab International Core Equity Fund	1,148,212	9,357,927
		23,966,789
Large-Cap 39.5%
Laudus U.S. Large Cap Growth Fund	309,610	6,969,313
Schwab Core Equity Fund	613,570	12,369,564
Schwab Dividend Equity Fund	254,735	3,008,416
Schwab S&P 500 Index Fund	314,386	14,084,474
		36,431,767
Mid-Cap 1.7%
Schwab U.S. Mid-Cap Index Fund	41,976	1,603,051
Small-Cap 5.3%
Schwab Small-Cap Equity Fund	379,041	4,935,108
		71,168,131

Fixed-Income Funds 2.6%
Intermediate-Term Bond 1.9%
Schwab U.S. Aggregate Bond Index Fund	167,905	1,801,616
Short-Term Bond 0.7%
Schwab Short-Term Bond Index Fund	62,207	641,978
		2,443,594
Total Affiliated Underlying Funds
(Cost $76,999,128)		73,611,725

Unaffiliated Underlying Funds 19.6% of net assets

Equity Funds 15.7%
International 5.3%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	607,310	4,919,208
Security	Number of Shares	Value ($)
Large-Cap 8.4%
ClearBridge Large Cap Growth Fund, Class IS	41,331	2,186,432
Dodge & Cox Stock Fund	36,152	5,550,059
		7,736,491
Small-Cap 2.0%
ClearBridge Small Cap Growth Fund, Class IS *	54,082	1,831,233
		14,486,932

Fixed-Income Funds 3.9%
Intermediate-Term Bond 3.0%
Baird Aggregate Bond Fund, Institutional Class	8,781	101,768
Loomis Sayles Investment Grade Bond Fund, Class Y	106,319	1,201,409
Metropolitan West Total Return Bond Fund, Class I	126,395	1,435,845
		2,739,022
International Bond 0.9%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	78,262	834,273
		3,573,295
Total Unaffiliated Underlying Funds
(Cost $19,807,543)		18,060,227
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.5% of net assets

Time Deposit 0.5%
Australia & New Zealand Banking Group Ltd.
0.01%, 05/01/20 (a)	431,227	431,227
Total Short-Term Investment
(Cost $431,227)		431,227
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.

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Schwab Target 2055 Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2020:
Affiliated Underlying Funds	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 04/30/20	Balance of Shares Held at 04/30/20	Distributions Received*
Laudus International MarketMasters Fund	$14,779,238	$2,011,749	$—	$—	($2,182,125)	$14,608,862	739,315	$300,750
Laudus U.S. Large Cap Growth Fund	6,907,119	850,446	(745,000)	(75,918)	32,666	6,969,313	309,610	600,445
Schwab Core Equity Fund	12,628,257	815,845	—	—	(1,074,538)	12,369,564	613,570	375,845
Schwab Dividend Equity Fund	3,133,035	624,749	—	—	(749,368)	3,008,416	254,735	194,748
Schwab Global Real Estate Fund	4,497,300	1,043,378	—	—	(1,309,262)	4,231,416	693,675	209,378
Schwab International Core Equity Fund	9,755,219	2,105,508	(460,000)	(128,760)	(1,914,040)	9,357,927	1,148,212	361,508
Schwab S&P 500 Index Fund	13,941,998	1,338,531	(450,000)	(43,477)	(702,578)	14,084,474	314,386	293,531
Schwab Short-Term Bond Index Fund	778,773	8,168	(160,000)	3,232	11,805	641,978	62,207	8,172
Schwab Small-Cap Equity Fund	5,251,592	1,164,175	(260,000)	(204,891)	(1,015,768)	4,935,108	379,041	6,175
Schwab U.S. Aggregate Bond Index Fund	1,593,363	655,305	(517,000)	11,909	58,039	1,801,616	167,905	25,314
Schwab U.S. Mid-Cap Index Fund	1,579,537	239,928	—	—	(216,414)	1,603,051	41,976	39,929
Total	$74,845,431	$10,857,782	($2,592,000)	($437,905)	($9,061,583)	$73,611,725		$2,415,795
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$73,611,725	$—	$—	$73,611,725
Unaffiliated Underlying Funds[1]	18,060,227	—	—	18,060,227
Short-Term Investment[1]	—	431,227	—	431,227
Total	$91,671,952	$431,227	$—	$92,103,179
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

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Schwab Target 2055 Fund
Statement of Assets and Liabilities

As of April 30, 2020; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $76,999,128)		$73,611,725
Investments in unaffiliated funds and issuers, at value (cost $20,238,770)		18,491,454
Receivables:
Investments sold		1,040,000
Fund shares sold		232,358
Dividends		8,586
Due from investment adviser		6,992
Prepaid expenses	+	13,348
Total assets		93,404,463
Liabilities
Payables:
Investments bought		1,048,572
Fund shares redeemed		30,807
Accrued expenses	+	37,611
Total liabilities		1,116,990
Net Assets
Total assets		93,404,463
Total liabilities	–	1,116,990
Net assets		$92,287,473
Net Assets by Source
Capital received from investors		96,366,545
Total distributable loss		(4,079,072)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$92,287,473		7,477,928		$12.34

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Schwab Target 2055 Fund
Statement of Operations

For the period November 1, 2019 through April 30, 2020; unaudited
Investment Income
Dividends received from affiliated underlying funds		$1,298,889
Dividends received from unaffiliated underlying funds		253,924
Interest	+	2,530
Total investment income		1,555,343
Expenses
Professional fees		13,231
Registration fees		10,818
Shareholder reports		7,834
Portfolio accounting fees		5,778
Independent trustees’ fees		4,038
Transfer agent fees		2,460
Custodian fees		1,826
Other expenses	+	1,634
Total expenses		47,619
Expense reduction by CSIM and its affiliates	–	47,619
Net expenses	–	—
Net investment income		1,555,343
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		1,116,906
Realized capital gain distributions received from unaffiliated underlying funds		635,730
Net realized losses on sales of affiliated underlying funds		(437,905)
Net realized losses on sales of unaffiliated underlying funds	+	(156,202)
Net realized gains		1,158,529
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		(9,061,583)
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	(2,045,852)
Net change in unrealized appreciation (depreciation)	+	(11,107,435)
Net realized and unrealized losses		(9,948,906)
Decrease in net assets resulting from operations		($8,393,563)

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2055 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/19-4/30/20		11/1/18-10/31/19
Net investment income		$1,555,343	$1,267,248
Net realized gains		1,158,529	3,688,542
Net change in unrealized appreciation (depreciation)	+	(11,107,435)	3,614,466
Increase (decrease) in net assets from operations		(8,393,563)	8,570,256
Distributions to Shareholders
Total distributions		($4,969,426)	($4,215,901)

Transactions in Fund Shares
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,353,125	$17,913,889	1,825,581	$24,571,388
Shares reinvested		340,618	4,836,775	343,303	4,088,743
Shares redeemed	+	(841,406)	(10,842,712)	(930,807)	(12,531,078)
Net transactions in fund shares		852,337	$11,907,952	1,238,077	$16,129,053
Shares Outstanding and Net Assets
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		6,625,591	$93,742,510	5,387,514	$73,259,102
Total increase or decrease	+	852,337	(1,455,037)	1,238,077	20,483,408
End of period		7,477,928	$92,287,473	6,625,591	$93,742,510

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Schwab Target 2060 Fund
Financial Statements
Financial Highlights
	11/1/19– 4/30/20*	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17	8/25/16 [1]– 10/31/16
Per-Share Data
Net asset value at beginning of period	$12.16	$11.53	$12.02	$9.83	$10.00
Income (loss) from investment operations:
Net investment income (loss)[2]	0.18	0.16	0.14	0.08	0.01
Net realized and unrealized gains (losses)	(1.17)	0.99	(0.32)	2.22	(0.18)
Total from investment operations	(0.99)	1.15	(0.18)	2.30	(0.17)
Less distributions:
Distributions from net investment income	(0.22)	(0.26)	(0.29)	(0.11)	—
Distributions from net realized gains	(0.31)	(0.26)	(0.02)	—	—
Total distributions	(0.53)	(0.52)	(0.31)	(0.11)	—
Net asset value at end of period	$10.64	$12.16	$11.53	$12.02	$9.83
Total return	(8.74%) [3]	10.85%	(1.64%)	23.63%	(1.70%) [3]
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[4]	0.00% [5]	0.00%	0.00%	0.00%	0.00% [6]
Gross operating expenses[4]	0.48% [5]	0.67%	0.73%	1.89%	7.87% [6]
Net investment income (loss)	3.18% [5]	1.42%	1.18%	0.75%	0.43% [6]
Portfolio turnover rate	8% [3]	13%	22%	7%	0% [3]
Net assets, end of period (x 1,000,000)	$16	$16	$10	$6	$1

*	Unaudited.
1
Commencement of operations.
2
Calculated based on the average shares outstanding during the period.
3
Not annualized.
4
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
5
Annualized.
6
Annualized (except for non-recurring professional fees and shareholder report fees).

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Schwab Target 2060 Fund
Portfolio Holdings as of April 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 80.8% of net assets

Equity Funds 79.1%
Global Real Estate 4.7%
Schwab Global Real Estate Fund	125,303	764,351
International 26.7%
Laudus International MarketMasters Fund	134,323	2,654,226
Schwab International Core Equity Fund	208,408	1,698,523
		4,352,749
Large-Cap 40.6%
Laudus U.S. Large Cap Growth Fund	59,553	1,340,537
Schwab Core Equity Fund	111,137	2,240,514
Schwab Dividend Equity Fund	47,987	566,725
Schwab S&P 500 Index Fund	55,241	2,474,784
		6,622,560
Mid-Cap 1.8%
Schwab U.S. Mid-Cap Index Fund	7,867	300,456
Small-Cap 5.3%
Schwab Small-Cap Equity Fund	65,960	858,800
		12,898,916

Fixed-Income Funds 1.7%
Intermediate-Term Bond 1.2%
Schwab U.S. Aggregate Bond Index Fund	18,847	202,227
Short-Term Bond 0.5%
Schwab Short-Term Bond Index Fund	7,500	77,401
		279,628
Total Affiliated Underlying Funds
(Cost $14,271,703)		13,178,544

Unaffiliated Underlying Funds 18.7% of net assets

Equity Funds 16.2%
International 5.8%
Goldman Sachs Emerging Markets Equity Insights Fund, Institutional Class	116,596	944,431
Security	Number of Shares	Value ($)
Large-Cap 8.1%
ClearBridge Large Cap Growth Fund, Class IS	6,330	334,840
Dodge & Cox Stock Fund	6,488	995,977
		1,330,817
Small-Cap 2.3%
ClearBridge Small Cap Growth Fund, Class IS *	11,063	374,599
		2,649,847

Fixed-Income Funds 2.5%
Intermediate-Term Bond 2.0%
Baird Aggregate Bond Fund, Institutional Class	397	4,602
Loomis Sayles Investment Grade Bond Fund, Class Y	14,588	164,848
Metropolitan West Total Return Bond Fund, Class I	14,124	160,447
		329,897
International Bond 0.5%
PIMCO International Bond Fund (U.S. Dollar-Hedged), Institutional Class	7,101	75,700
		405,597
Total Unaffiliated Underlying Funds
(Cost $3,395,302)		3,055,444
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.2% of net assets

Time Deposit 0.2%
Citibank
0.01%, 05/01/20 (a)	36,053	36,053
Total Short-Term Investment
(Cost $36,053)		36,053
*	Non-income producing security.
(a)	The rate shown is the current daily overnight rate.

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2060 Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2020:
Affiliated Underlying Funds	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 04/30/20	Balance of Shares Held at 04/30/20	Distributions Received*
Laudus International MarketMasters Fund	$2,530,622	$707,507	($214,000)	($46,512)	($323,391)	$2,654,226	134,323	$52,507
Laudus U.S. Large Cap Growth Fund	1,244,898	178,395	(90,000)	(2,214)	9,458	1,340,537	59,553	107,395
Schwab Core Equity Fund	2,162,028	410,688	(136,000)	(17,009)	(179,193)	2,240,514	111,137	65,687
Schwab Dividend Equity Fund	542,402	211,949	(40,000)	(12,523)	(135,103)	566,725	47,987	36,949
Schwab Global Real Estate Fund	769,641	228,797	—	—	(234,087)	764,351	125,303	35,797
Schwab International Core Equity Fund	1,682,737	433,791	(40,000)	(5,924)	(372,081)	1,698,523	208,408	61,790
Schwab S&P 500 Index Fund	2,369,029	608,859	(350,000)	(33,028)	(120,076)	2,474,784	55,241	49,859
Schwab Short-Term Bond Index Fund	75,020	812	—	—	1,569	77,401	7,500	812
Schwab Small-Cap Equity Fund	925,151	252,062	(90,000)	(66,181)	(162,232)	858,800	65,960	1,062
Schwab U.S. Aggregate Bond Index Fund	200,897	89,943	(96,000)	1,446	5,941	202,227	18,847	2,945
Schwab U.S. Mid-Cap Index Fund	274,719	65,944	—	—	(40,207)	300,456	7,867	6,945
Total	$12,777,144	$3,188,747	($1,056,000)	($181,945)	($1,549,402)	$13,178,544		$421,748
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$13,178,544	$—	$—	$13,178,544
Unaffiliated Underlying Funds[1]	3,055,444	—	—	3,055,444
Short-Term Investment[1]	—	36,053	—	36,053
Total	$16,233,988	$36,053	$—	$16,270,041
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Target Funds  |  Semiannual Report
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Schwab Target 2060 Fund
Statement of Assets and Liabilities

As of April 30, 2020; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $14,271,703)		$13,178,544
Investments in unaffiliated funds and issuers, at value (cost $3,431,355)		3,091,497
Receivables:
Investments sold		660,000
Fund shares sold		14,886
Due from investment adviser		5,903
Dividends		1,037
Prepaid expenses	+	8,344
Total assets		16,960,211
Liabilities
Payables:
Investments bought		1,035
Fund shares redeemed		609,762
Accrued expenses	+	29,094
Total liabilities		639,891
Net Assets
Total assets		16,960,211
Total liabilities	–	639,891
Net assets		$16,320,320
Net Assets by Source
Capital received from investors		17,772,949
Total distributable loss		(1,452,629)

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$16,320,320		1,533,208		$10.64

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Schwab Target 2060 Fund
Statement of Operations

For the period November 1, 2019 through April 30, 2020; unaudited
Investment Income
Dividends received from affiliated underlying funds		$222,022
Dividends received from unaffiliated underlying funds		40,710
Interest	+	239
Total investment income		262,971
Expenses
Professional fees		12,996
Registration fees		10,366
Portfolio accounting fees		5,382
Independent trustees’ fees		3,866
Shareholder reports		2,730
Custodian fees		1,970
Transfer agent fees		689
Other expenses	+	1,281
Total expenses		39,280
Expense reduction by CSIM and its affiliates	–	39,280
Net expenses	–	—
Net investment income		262,971
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		199,726
Realized capital gain distributions received from unaffiliated underlying funds		106,232
Net realized losses on sales of affiliated underlying funds		(181,945)
Net realized losses on sales of unaffiliated underlying funds	+	(29,411)
Net realized gains		94,602
Net change in unrealized appreciation (depreciation) on affiliated underlying funds		(1,549,402)
Net change in unrealized appreciation (depreciation) on unaffiliated underlying funds	+	(378,365)
Net change in unrealized appreciation (depreciation)	+	(1,927,767)
Net realized and unrealized losses		(1,833,165)
Decrease in net assets resulting from operations		($1,570,194)

Schwab Target Funds  |  Semiannual Report
See financial notes

Schwab Target 2060 Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/19-4/30/20		11/1/18-10/31/19
Net investment income		$262,971	$188,772
Net realized gains		94,602	412,453
Net change in unrealized appreciation (depreciation)	+	(1,927,767)	760,621
Increase (decrease) in net assets from operations		(1,570,194)	1,361,846
Distributions to Shareholders
Total distributions		($715,136)	($501,444)

Transactions in Fund Shares
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		493,781	$5,696,938	663,372	$7,706,262
Shares reinvested		55,993	689,274	46,852	478,361
Shares redeemed	+	(313,472)	(3,545,730)	(321,911)	(3,759,126)
Net transactions in fund shares		236,302	$2,840,482	388,313	$4,425,497
Shares Outstanding and Net Assets
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		1,296,906	$15,765,168	908,593	$10,479,269
Total increase	+	236,302	555,152	388,313	5,285,899
End of period		1,533,208	$16,320,320	1,296,906	$15,765,168

Schwab Target Funds  |  Semiannual Report
See financial notes

Schwab Target Funds
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Schwab Target 2010 Fund	Schwab Large-Cap Growth Fund
Schwab Target 2015 Fund	Schwab Small-Cap Equity Fund
Schwab Target 2020 Fund	Schwab Hedged Equity Fund
Schwab Target 2025 Fund	Schwab Health Care Fund
Schwab Target 2030 Fund	Schwab International Core Equity Fund
Schwab Target 2035 Fund	Schwab Fundamental US Large Company Index Fund
Schwab Target 2040 Fund	Schwab Fundamental US Small Company Index Fund
Schwab Target 2045 Fund	Schwab Fundamental International Large Company Index Fund
Schwab Target 2050 Fund	Schwab Fundamental International Small Company Index Fund
Schwab Target 2055 Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Target 2060 Fund	Schwab Fundamental Global Real Estate Index Fund
Schwab S&P 500 Index Fund	Schwab Target 2010 Index Fund
Schwab Small-Cap Index Fund®	Schwab Target 2015 Index Fund
Schwab Total Stock Market Index Fund®	Schwab Target 2020 Index Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2025 Index Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Target 2030 Index Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Target 2035 Index Fund
Schwab International Index Fund®	Schwab Target 2040 Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Target 2045 Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Target 2050 Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Target 2055 Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Target 2060 Index Fund
Laudus International MarketMasters Fund™	Schwab Monthly Income Fund - Moderate Payout
Schwab Balanced Fund	Schwab Monthly Income Fund - Enhanced Payout
Schwab Core Equity Fund	Schwab Monthly Income Fund - Maximum Payout
Schwab Dividend Equity Fund
The Schwab Target Funds are “funds of funds.” Each of the funds seeks to achieve its investment objective by investing in a combination of other affiliated Schwab and/or Laudus Funds and other unaffiliated, third-party mutual funds, in accordance with its target portfolio allocation. Each fund may also invest directly in equity and fixed-income securities, exchange-traded funds (ETFs), and cash and cash equivalents, including money market securities.
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the funds should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed and available on the U.S. Securities and Exchange Commissions (SEC) website at www.sec.gov.

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective NAVs.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The levels associated with valuing the funds’ investments as of April 30, 2020 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Cash Management Transactions: The funds may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the funds to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets. Each fund bears its share of the acquired fund fees and expenses of the underlying funds, which are indirect expenses incurred by the fund through its investments in the underlying funds. Such expenses are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(j) Recent Accounting Standards:
In August 2018, the FASB issued Accounting Standards Update “Fair Value Measurement (Topic 820)” (ASU 2018-13) which modifies the disclosure requirements for fair value measurement by removing, modifying, or adding certain disclosures. The amendments are effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The funds are permitted to early adopt any removed or modified disclosures upon issuance of this update and delay adoption of the additional disclosures until their effective date. The funds have early adopted certain removed or modified disclosures, including the

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timing of transfers between levels upon issuance of ASU 2018-13, and have delayed adoption of the additional disclosures until their effective date. At this time, management is currently evaluating the impact that the adoption of the additional disclosures will have on the funds’ financial statements.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The funds are subject to the risk that the selection of the underlying funds and the allocation of a fund’s assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of a fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Direct Investment Risk. The funds may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain their allocations. A fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.
Underlying Fund Investment Risk. Before investing in the funds, investors should assess the risks associated with the underlying funds in which the funds may invest, which include any combination of the risks described below.
•   Investment Risk. The funds may experience losses with respect to their investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
•   Management Risk. Generally, the underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser (or subadviser(s)) will make poor security selections. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the underlying fund, but there can be no guarantee that they will produce the desired results.
•   Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.
•   Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
•   Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.
•   Money Market Fund Risk. The funds may invest in underlying money market funds that either seek to maintain a stable $1 net asset value (“stable share price money market funds”) or have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1 net asset value, it

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when the fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.
•   ETF Risk. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.
•   Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar.
•   Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
•   Derivatives Risk. An underlying fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A credit default swap is an agreement in which the seller agrees to make a payment to the buyer in the event of a specified credit event in exchange for a fixed payment or series of fixed payments.
An underlying fund’s use of derivative instruments involves risks different from or possibly greater than the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as leverage risk, liquidity risk, market risk and management risk, are discussed elsewhere in this section. An underlying fund’s use of derivatives is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause an underlying fund to realize higher amounts of short-term capital gains. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase its volatility, and could cause the fund to lose more than the initial amount invested. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) by an underlying fund could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
•   Leverage Risk. Certain underlying fund transactions, such as derivatives transactions, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the underlying fund.
•   Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or an underlying fund may have to sell them at a loss.
•   Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.
•   Securities Lending Risk. An underlying fund may lend its portfolio securities to brokers, dealers, and other financial institutions. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
Shareholder Servicing
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc., a broker-dealer affiliate of CSIM (together, service providers), of certain shareholder services to the current shareholders of the funds. The funds are not subject to any fee under the Plan.
Expense Limitation
CSIM and its affiliates have agreed with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses to 0.00%.
The agreement to limit the funds’ total expenses charged is limited to each fund’s direct operating expenses and, therefore, does not apply to underlying fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.
Investments in Affiliates
The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. As of April 30, 2020, each Schwab Target Fund’s ownership percentages of other related funds’ shares are:
Underlying Funds	Schwab Target 2010 Fund	Schwab Target 2015 Fund	Schwab Target 2020 Fund	Schwab Target 2025 Fund	Schwab Target 2030 Fund	Schwab Target 2035 Fund	Schwab Target 2040 Fund	Schwab Target 2045 Fund	Schwab Target 2050 Fund	Schwab Target 2055 Fund	Schwab Target 2060 Fund
Laudus International MarketMasters Fund	0.3%	0.4%	3.0%	4.4%	8.9%	4.8%	10.9%	2.0%	2.1%	1.3%	0.2%
Laudus U.S. Large Cap Growth Fund	—%	—%	—%	0.3%	0.9%	0.7%	1.9%	0.4%	0.5%	0.3%	0.1%
Schwab Core Equity Fund	0.1%	0.2%	1.5%	2.5%	4.9%	2.7%	5.8%	1.1%	1.1%	0.6%	0.1%
Schwab Dividend Equity Fund	0.0%*	0.0%*	0.1%	0.1%	1.2%	1.1%	3.0%	0.6%	0.7%	0.5%	0.1%
Schwab Global Real Estate Fund	0.4%	0.5%	3.9%	5.7%	11.4%	6.3%	14.2%	2.6%	2.7%	1.7%	0.3%
Schwab International Core Equity Fund	0.2%	0.4%	3.0%	4.5%	9.2%	5.1%	11.3%	2.1%	2.2%	1.3%	0.2%
Schwab S&P 500 Index Fund	0.0%*	0.0%*	0.2%	0.2%	0.3%	0.2%	0.4%	0.1%	0.1%	0.0%*	0.0%*
Schwab Short-Term Bond Index Fund	0.4%	0.6%	4.0%	2.9%	3.5%	1.3%	1.8%	0.2%	0.1%	0.1%	0.0%*
Schwab Small-Cap Equity Fund	0.1%	0.2%	1.4%	2.7%	6.2%	3.8%	8.9%	1.6%	1.8%	1.1%	0.2%
Schwab Treasury Inflation Protected Securities Index Fund	0.3%	0.4%	2.6%	1.1%	0.4%	—%	—%	—%	—%	—%	—%
Schwab U.S. Aggregate Bond Index Fund	0.3%	0.5%	3.1%	2.4%	2.8%	1.0%	1.5%	0.2%	0.1%	0.0%*	0.0%*
Schwab U.S. Mid-Cap Index Fund	0.1%	0.1%	1.0%	1.3%	2.5%	1.4%	3.0%	0.5%	0.5%	0.4%	0.1%
Schwab Variable Share Price Money Fund, Ultra Shares	0.0%*	0.1%	0.4%	0.3%	0.3%	0.1%	0.1%	0.0%*	0.0%*	—%	—%
*	Less than 0.05%

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trusts were in compliance with these limitations throughout the report period. The trusts did not pay any of these interested persons for their services as trustees, but they did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), maturing on October 1, 2020. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on November 29, 2019. On November 29, 2019, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing November 27, 2020. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:
For the period ended April 30, 2020, purchases and sales of securities (excluding short-term obligations) were as follows:
	Purchases of Securities	Sales of Securities
Schwab Target 2010 Fund	$9,940,635	$9,381,000
Schwab Target 2015 Fund	8,035,260	13,491,000
Schwab Target 2020 Fund	71,454,219	103,668,431
Schwab Target 2025 Fund	69,669,422	78,071,000
Schwab Target 2030 Fund	95,951,593	118,350,000
Schwab Target 2035 Fund	44,709,513	42,610,000
Schwab Target 2040 Fund	81,196,061	88,235,541
Schwab Target 2045 Fund	18,561,807	5,395,000
Schwab Target 2050 Fund	17,483,550	4,760,000
Schwab Target 2055 Fund	14,045,355	3,762,000
Schwab Target 2060 Fund	3,970,688	1,295,000

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Schwab Target Funds
Financial Notes, unaudited (continued)

8. Federal Income Taxes:
As of April 30, 2020, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab Target 2010 Fund	Schwab Target 2015 Fund	Schwab Target 2020 Fund	Schwab Target 2025 Fund	Schwab Target 2030 Fund	Schwab Target 2035 Fund	Schwab Target 2040 Fund
Tax cost	$46,930,167	$65,951,293	$446,098,050	$502,831,815	$816,623,032	$423,570,363	$830,243,203
Gross unrealized appreciation	$4,748,272	$8,738,498	$61,930,569	$49,446,998	$117,473,749	$45,304,292	$126,477,965
Gross unrealized depreciation	(893,120)	(1,019,693)	(8,681,974)	(17,881,125)	(32,453,622)	(26,784,169)	(49,893,328)
Net unrealized appreciation (depreciation)	$3,855,152	$7,718,805	$53,248,595	$31,565,873	$85,020,127	$18,520,123	$76,584,637

	Schwab Target 2045 Fund	Schwab Target 2050 Fund	Schwab Target 2055 Fund	Schwab Target 2060 Fund
Tax cost	$163,906,585	$163,330,032	$97,839,914	$17,914,426
Gross unrealized appreciation	$10,124,107	$8,870,083	$4,902,692	$295,574
Gross unrealized depreciation	(17,090,085)	(17,599,014)	(10,639,427)	(1,939,959)
Net unrealized appreciation (depreciation)	($6,965,978)	($8,728,931)	($5,736,735)	($1,644,385)
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2019, the funds had no capital loss carryforwards available to offset future net capital gains.
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of April 30, 2020. The tax-basis components of distributions paid during the fiscal year ended October 31, 2019, were as follows:
	Schwab Target 2010 Fund	Schwab Target 2015 Fund	Schwab Target 2020 Fund	Schwab Target 2025 Fund	Schwab Target 2030 Fund	Schwab Target 2035 Fund	Schwab Target 2040 Fund
Ordinary income	$1,495,169	$2,479,149	$14,329,454	$13,118,422	$23,478,753	$10,929,045	$23,580,844
Long-term capital gains	1,406,565	1,713,184	15,403,874	15,468,604	36,194,339	17,030,972	47,677,500

	Schwab Target 2045 Fund	Schwab Target 2050 Fund	Schwab Target 2055 Fund	Schwab Target 2060 Fund
Ordinary income	$3,334,924	$2,879,645	$1,737,352	$258,171
Long-term capital gains	4,868,236	4,295,579	2,478,549	243,273
As of October 31, 2019, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended October 31, 2019, the funds did not incur any interest or penalties.

9. Independent Registered Public Accounting Firm:
On June 8, 2020, the Audit, Compliance and Valuation Committee of the Board approved, and on June 9, 2020, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Schwab Funds Complex for fiscal periods ending after June 8, 2020.

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Schwab Target Funds
Financial Notes, unaudited (continued)

9. Independent Registered Public Accounting Firm (continued):
On June 8, 2020, the PricewaterhouseCoopers LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Schwab Funds Complex. The Prior Auditor’s reports on the financial statements of the funds for the past two fiscal years, the years ended October 31, 2018 and October 31, 2019, did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the last two fiscal year-ends and through June 8, 2020, there were no (1) disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its reports on the funds’ financial statements for such periods; or (2) “reportable events,” as that term is defined in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

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Schwab Target Funds
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 99 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	99	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	99	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	99	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	99	None

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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	99	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	99	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	99	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	99	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	99	Director (2012 – present), Eaton Corporation plc

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Schwab Target Funds
Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	99	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	99	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	99	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.

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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

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Glossary

asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Bloomberg Barclays US Aggregate Bond Index   An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Government/Credit 1–5 Year Index An index that is a broad-based benchmark measuring the performance of U.S. dollar-denominated U.S. Treasury bonds, government related bonds (i.e., U.S. and non-U.S. agencies, sovereign, quasi-sovereign, supranational and local authority debt) and investment grade U.S. corporate bonds that have a remaining maturity of greater than or equal to one year and less than five years. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have a remaining maturity greater than or equal to one year and less than five years. The index excludes certain types of securities, including, bonds with equity type features (e.g., warrants, convertibles and preferreds), tax-exempt municipal securities, inflation-linked bonds, floating rate issues, strips, private placements, U.S. dollar-denominated 25 and 50 par retail bonds, structured notes and pass-through certificates. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Intermediate Aggregate Bond Index  An index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.
Bloomberg Barclays US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L)   An index which includes all publicly-issued U.S. Treasury Inflation-Protected Securities (TIPS) that have at least one year remaining to maturity, are rated investment grade and have $500 million or more of outstanding face value. The TIPS in the index must be denominated in U.S. dollars and must be fixed-rate and non-convertible. The index is market capitalization weighted and the TIPS in the index are updated on the last business day of each month. TIPS are publicly issued, dollar denominated U.S. Government securities issued by the U.S. Treasury that have principal and interest payments linked to an official inflation measure (as measured by the Consumer Price Index, or CPI) and their payments are supported by the full faith and credit of the United States.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
Dow Jones U.S. Total Stock Market Index   An index which includes all publicly traded stocks of companies headquartered in the United States for which pricing information is readily available. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
FTSE EPRA Nareit Global Index (Net)  An index that provides a diverse representation of publicly traded equity real estate investment trusts (REITs) and listed property companies worldwide. The index constituents are free-float adjusted, and screened on liquidity, size and revenue. The index is comprised of countries in developed and emerging markets. The Net of Tax Index is calculated based on the maximum withholding tax rates applicable to dividends received by institutional investors who are not resident in the same country as the remitting company and who do not benefit from double taxation treaties.
FTSE non-US Dollar World Government Bond Index  A market capitalization index that measures the total rate of return performance for the government bonds of 22 countries, excluding the U.S., with a remaining maturity of at least 1 year.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.

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MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index (Net)  A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
Russell 1000 Growth Index  An index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000 Index  An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 1000 Value Index  An index that measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell Midcap Index   An index that measures the performance of the mid-cap segment of the U.S. equity universe. The Russell Midcap Index is a subset of the Russell 1000 Index. It includes approximately 800 of the smallest securities based on a combination of their market cap and current index membership.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
stock  A share of ownership, or equity, in the issuing company.
Target 2010 Composite Index  A custom blended index developed by CSIM based on the 2010 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective August 24, 2018, the FTSE non-US Dollar World Government Bond Index was replaced by the Bloomberg Barclays Global Aggregate ex-US Hedged Index. Effective February 1, 2020, the composite is derived using the following portion allocations: 21.5% S&P 500 Index, 0.7% Russell Midcap Index, 1.9% Russell 2000 Index, 9.3% MSCI EAFE Index (Net), 40.3% Bloomberg Barclays US Aggregate Bond Index, 1.8% FTSE EPRA Nareit Global Index (Net), 6.5% Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L), 2.3% Bloomberg Barclays Global Aggregate ex-US Hedged Index, 1.0% Bloomberg Barclays US Government/Credit Index, 10.1% Bloomberg Barclays US
Government/Credit 1-5 Year Index, and 4.6% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2020. Percentages listed may not total to 100% due to rounding.
Target 2015 Composite Index  A custom blended index developed by CSIM based on the 2015 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective August 24, 2018, the FTSE non-US Dollar World Government Bond Index was replaced by the Bloomberg Barclays Global Aggregate ex-US Hedged Index. Effective February 1, 2020, the composite is derived using the following portion allocations: 22.9% S&P 500 Index, 0.8% Russell Midcap Index, 2.1% Russell 2000 Index, 10.4% MSCI EAFE Index (Net), 38.5% Bloomberg Barclays US Aggregate Bond Index, 1.9% FTSE EPRA Nareit Global Index (Net), 6.2% Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L), 2.4% Bloomberg Barclays Global Aggregate ex-US Hedged Index, 1.2% Bloomberg Barclays US Government/Credit Index, 9.5% Bloomberg Barclays US Government/Credit 1-5 Year Index, and 4.3% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2020. Percentages listed may not total to 100% due to rounding.
Target 2020 Composite Index  A custom blended index developed by CSIM based on the 2020 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective August 24, 2018, the FTSE non-US Dollar World Government Bond Index was replaced by the Bloomberg Barclays Global Aggregate ex-US Hedged Index. Effective February 1, 2020, the composite is derived using the following portion allocations: 23.8% S&P 500 Index, 0.8% Russell Midcap Index, 2.1% Russell 2000 Index, 11.3% MSCI EAFE Index (Net), 37.2% Bloomberg Barclays US Aggregate Bond Index, 2.0% FTSE EPRA Nareit Global Index (Net), 6.0% Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L), 2.4% Bloomberg Barclays Global Aggregate ex-US Hedged Index, 1.3% Bloomberg Barclays US Government/Credit Index, 9.1% Bloomberg Barclays US Government/Credit 1-5 Year Index, and 4.0% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2020. Percentages listed may not total to 100% due to rounding.
Target 2025 Composite Index  A custom blended index developed by CSIM based on the 2025 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000® Index. Effective August 24, 2018, the FTSE non-US Dollar World Government Bond Index was replaced by the Bloomberg Barclays Global Aggregate ex-US Hedged Index. Effective February 1, 2020, the composite is derived using the following portion allocations: 31.1% S&P 500 Index, 1.1% Russell Midcap Index, 3.4% Russell 2000 Index, 15.5% MSCI EAFE Index (Net), 27.2% Bloomberg Barclays US Aggregate Bond Index, 2.7% FTSE EPRA Nareit Global Index (Net), 0.8% MSCI Emerging Markets Index (Net), 2.3% Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series-L), 4.3% Bloomberg Barclays Global Aggregate ex-US Hedged Index, 2.3% Bloomberg Barclays US Government/Credit Index, 6.3% Bloomberg Barclays US

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
Government/Credit 1-5 Year Index, and 3.1% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2020. Percentages listed may not total to 100% due to rounding.
Target 2030 Composite Index  A custom blended index developed by CSIM based on the 2030 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective August 24, 2018, the FTSE non-US Dollar World Government Bond Index was replaced by the Bloomberg Barclays Global Aggregate ex-US Hedged Index. Effective February 1, 2020, the composite is derived using the following portion allocations: 36.1% S&P 500 Index, 1.3% Russell Midcap Index, 4.4% Russell 2000 Index, 18.4% MSCI EAFE Index (Net), 20.1% Bloomberg Barclays US Aggregate Bond Index, 3.2% FTSE EPRA Nareit Global Index (Net), 1.6% MSCI Emerging Markets Index (Net), 0.5% Bloomberg Barclays US Treasury Inflation-Linked Bond Index (Series L), 4.7% Bloomberg Barclays Global Aggregate ex-US Hedged Index, 2.8% Bloomberg Barclays US Government/Credit Index, 4.5% Bloomberg Barclays US Government/Credit 1-5 Year Index, and 2.4% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2020. Percentages listed may not total to 100% due to rounding.
Target 2035 Composite Index  A custom blended index developed by CSIM based on the 2035 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective August 24, 2018, the FTSE non-US Dollar World Government Bond Index was replaced by the Bloomberg Barclays Global Aggregate ex-US Hedged Index. Effective February 1, 2020, the composite is derived using the following portion allocations: 39.7% S&P 500 Index, 1.4% Russell Midcap Index, 5.2% Russell 2000 Index, 20.7% MSCI EAFE Index (Net), 15.0% Bloomberg Barclays US Aggregate Bond Index, 3.7% FTSE EPRA Nareit Global Index (Net), 2.5% MSCI Emerging Markets Index (Net), 3.9% Bloomberg Barclays Global Aggregate ex-US Hedged Index, 2.9% Bloomberg Barclays US Government/Credit Index, 3.2% Bloomberg Barclays US Government/Credit 1-5 Year Index, and 1.9% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2020. Percentages listed may not total to 100% due to rounding.
Target 2040 Composite Index  A custom blended index developed by CSIM based on the 2040 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective August 24, 2018, the FTSE non-US Dollar World Government Bond Index was replaced by the Bloomberg Barclays Global Aggregate ex-US Hedged Index. Effective February 1, 2020, the composite is derived using the following portion allocations: 42.6% S&P 500 Index, 1.5% Russell Midcap Index, 6.0% Russell 2000 Index, 22.5% MSCI EAFE Index (Net), 10.7% Bloomberg Barclays US Aggregate Bond Index, 4.0% FTSE EPRA Nareit Global Index (Net), 3.4% MSCI Emerging Markets Index (Net), 2.9% Bloomberg Barclays Global Aggregate ex-US Hedged Index, 2.6% Bloomberg Barclays US Government/Credit Index, 2.3% Bloomberg Barclays US Government/Credit 1-5 Year Index, and 1.5% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2020. Percentages listed may not total to 100% due to rounding.
Target 2045 Composite Index  A custom blended index developed by CSIM based on the 2045 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective August 24, 2018, the FTSE non-US Dollar World Government Bond Index was replaced by the Bloomberg Barclays Global Aggregate ex-US Hedged Index. Effective February 1, 2020, the composite is derived using the following portion allocations: 45.1% S&P 500 Index, 1.6% Russell Midcap Index, 6.8% Russell 2000 Index, 24.3% MSCI EAFE Index (Net), 6.9% Bloomberg Barclays US Aggregate Bond Index, 4.3% FTSE EPRA Nareit Global Index (Net), 4.3% MSCI Emerging Markets Index (Net), 2.0% Bloomberg Barclays Global Aggregate ex-US Hedged Index, 2.1% Bloomberg Barclays US Government/Credit Index, 1.5% Bloomberg Barclays US Government/Credit 1-5 Year Index, and 1.0% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2020. Percentages listed may not total to 100% due to rounding.
Target 2050 Composite Index  A custom blended index developed by CSIM based on the 2050 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective August 24, 2018, the FTSE non-US Dollar World Government Bond Index was replaced by the Bloomberg Barclays Global Aggregate ex-US Hedged Index. Effective February 1, 2020, the composite is derived using the following portion allocations: 46.5% S&P 500 Index, 1.7% Russell Midcap Index, 7.2% Russell 2000 Index, 25.3% MSCI EAFE Index (Net), 4.9% Bloomberg Barclays US Aggregate Bond Index, 4.5% FTSE EPRA Nareit Global Index (Net), 4.9% MSCI Emerging Markets Index (Net), 1.5% Bloomberg Barclays Global Aggregate ex-US Hedged Index, 1.7% Bloomberg Barclays US Government/Credit Index, 1.0% Bloomberg Barclays US Government/Credit 1-5 Year Index, and 0.8% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2020. Percentages listed may not total to 100% due to rounding.
Target 2055 Composite Index  A custom blended index developed by CSIM based on the 2055 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective March 1, 2014, the Dow Jones U.S. Total Stock Market Index was replaced by a combination of the S&P 500 Index and the Russell 2000 Index. Effective August 24, 2018, the FTSE non-US Dollar World Government Bond Index was replaced by the Bloomberg Barclays Global Aggregate ex-US Hedged Index. Effective February 1, 2020, the composite is derived using the following portion allocations: 47.4% S&P 500 Index, 1.7% Russell Midcap Index, 7.5% Russell 2000 Index, 25.9% MSCI EAFE Index (Net), 3.6% Bloomberg Barclays US Aggregate Bond Index, 4.6% FTSE EPRA Nareit Global Index (Net), 5.4% MSCI Emerging Markets Index (Net), 1.1% Bloomberg Barclays Global Aggregate ex-US Hedged Index, 1.4% Bloomberg Barclays US Government/Credit Index, 0.8% Bloomberg Barclays US Government/Credit 1-5 Year Index, and 0.7% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2020. Percentages listed may not total to 100% due to rounding.
Target 2060 Composite Index: A custom blended index developed by CSIM based on the 2060 fund’s asset allocation glide schedule and will become more conservative as time elapses. Effective August 24, 2018, the FTSE non-US Dollar World Government Bond Index was replaced by the Bloomberg Barclays Global Aggregate ex-US Hedged Index. Effective February 1, 2020, the composite is derived using the following portion allocations: 48.3% S&P 500 Index, 1.7% Russell Midcap Index, 7.8% Russell 2000 Index, 26.6% MSCI EAFE Index (Net), 2.3%

Schwab Target Funds  |  Semiannual Report

Schwab Target Funds
Bloomberg Barclays US Aggregate Bond Index, 4.8% FTSE EPRA Nareit Global Index (Net), 5.8% MSCI Emerging Markets Index (Net), 0.8% Bloomberg Barclays Global Aggregate ex-US Hedged Index, 1.0% Bloomberg Barclays US Government/Credit Index, 0.5% Bloomberg Barclays US Government/Credit 1-5 Year Index, and 0.5% Bloomberg Barclays US Treasury Bills 1-3 Month Index. The components that make up the composite index may vary over time. The composite index represents target allocations for 2020. Percentages listed may not total to 100% due to rounding.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

Schwab Target Funds  |  Semiannual Report

Notes

Schwab Target Funds
Charles Schwab Investment Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Charles Schwab Investment Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2020 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR34720-14
00245385

Semiannual Report  |  April 30, 2020
Schwab Balanced Fund

New Notice Regarding Shareholder Report Delivery Options
Beginning on January 1, 2021, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary (such as a bank or broker-dealer). Instead, the reports will be made available on a fund’s website www.schwabfunds.com/schwabfunds_prospectus, and you will be notified by mail each time a report is posted and the mailing will provide a website link to access the report. You will continue to receive other fund regulatory documents (such as prospectuses or supplements) in paper unless you have elected to receive all fund documents electronically.
If you would like to receive a fund’s future shareholder reports in paper free of charge after January 1, 2021, you can make that request:
• If you invest through Charles Schwab & Co, Inc. (broker-dealer), by calling 1-866-345-5954 and using the unique identifier attached to this mailing;
• If you invest through another financial intermediary (such as a bank or broker-dealer) by contacting them directly; or
• If owned directly through a fund by calling 1-800-407-0256.
If you already receive shareholder reports and other fund documents electronically, you will not be affected by this change and you need not take any action.

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Schwab Balanced Fund
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
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Schwab Balanced Fund  |  Semiannual Report

Schwab Balanced Fund
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.
Total Return for the 6 Months Ended April 30, 2020
Schwab Balanced Fund (Ticker Symbol: SWOBX)	-0.18%
Balanced Blended Index	-0.90%
Fund Category: Morningstar Allocation—50% to 70% Equity[1]	-4.97%
Performance Details	pages 8-9
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up the composite index may vary over time. For index definition, please see the Glossary.
Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
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Schwab Balanced Fund  |  Semiannual Report

Schwab Balanced Fund
From the President

Jonathan de St. Paer
President of Charles Schwab
Investment Management, Inc.
and the fund covered
in this report.
Dear Shareholder,
The six-month reporting period ended April 30, 2020 represented one of the most volatile investing environments on record, as the COVID-19 pandemic continued to impact nearly every aspect of daily life. Up until the last week of February 2020, U.S. stock market performance was strong, with the longest bull market cycle in history continuing and major equity indices hitting new highs. The outlook for bond yields was also favorable as recession fears eased. But the rapid spread of COVID-19 around the world in late February and throughout March prompted increasingly strict government social distancing policies and travel restrictions that brought many economies to an abrupt halt and sent stock markets reeling. Against this unprecedented backdrop, a new record was set for the fastest U.S. market decline, with the S&P 500® Index, a bellwether for the overall U.S. stock market, dropping 30% in just 22 trading days. Stocks regained some lost ground in April when the S&P 500® Index posted its strongest monthly gain since 1987, but investors grappled with historic market volatility, including the most daily swings of at least 3% in more than a decade. Meanwhile, the bond market saw prices rise and yields pushed down to historic lows as the U.S. Federal Reserve cut interest rates to zero. For the six-month reporting period ended April 30, 2020, the S&P 500® Index returned -3.2%, while the Bloomberg Barclays US Aggregate Bond Index, a benchmark for the overall U.S. fixed income market, returned 4.9%.
We don’t know yet what the full impact of the COVID-19 pandemic will be or how long it will last. The sudden health crisis, sharp increase in unemployment, and market declines have understandably rattled investors, leading many to seek the perceived safety of asset classes such as cash. Market volatility and declines can be difficult to withstand, and can engender strong emotional reactions, such as selling out of fear or staying on the sidelines. In the longer-term, this can often make investing outcomes worse, as investors who missed out on the market’s rebound in April may now realize. At times like these it’s important to remember that all market cycles, no matter how long, ultimately come to an end.
At Charles Schwab Investment Management, we believe that maintaining a long-term investing plan and a portfolio with exposure to a mix of asset classes that perform differently over time is one way to weather the ups and downs that come with investing. We designed the Schwab Balanced Fund with this long-term perspective in mind. The fund offers an all-in-one portfolio solution for those who want to pursue both growth and income without taking on complicated asset allocation decisions by themselves. The fund invests

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Schwab Balanced Fund  |  Semiannual Report

Schwab Balanced Fund
From the President (continued)

“ We are committed to serving our clients through this extraordinarily challenging time.”
across a mix of affiliated equity and bond funds, balancing the growth potential of equities and the income potential of fixed income, while offering the benefits of more diversification than investing in an individual stock or bond. When either stocks or bonds are under pressure, this diversification can offer downside protection.
We are committed to serving our clients through this extraordinarily challenging time. While market volatility and uncertainty can be unsettling, we believe that having a diversified portfolio and investing plan to rely on can make it easier for investors to achieve their long-term goals, even during difficult times like these.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab Balanced Fund, please continue reading this report. In addition, you can find further details about this fund by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
Diversification and asset allocation strategies do not ensure a profit and cannot protect against losses in a declining market.
Management views may have changed since the report date.
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Schwab Balanced Fund  |  Semiannual Report

Schwab Balanced Fund
The Investment Environment

For most of the first four months of the six-month reporting period ended April 30, 2020, U.S. and international stocks rose steadily, with several key U.S. market indices hitting record highs in mid-February. However, beginning in late February, the COVID-19 pandemic wreaked havoc on the global economy, prompting dramatic social distancing restrictions, shuttering businesses, and resulting in a new record for the fastest U.S. market decline with the S&P 500® Index, a bellwether for the overall U.S. stock market, dropping 30% in just 22 trading days. At their lows, key U.S. and international equity indices had lost as much as one-third of their former value. By the end of March, governments and central banks around the world began passing massive emergency rescue and fiscal stimulus measures in an effort to support their economies. While the extraordinary response prompted a rally in global equity markets from their March lows, historic volatility remained throughout April with most global equity markets ending the reporting period in negative territory. Over the reporting period, the U.S. dollar strengthened against a basket of international currencies, generally reducing the returns on overseas investments in U.S. dollar terms. The S&P 500® Index returned -3.16% for the reporting period. Although both lost ground, U.S. small-cap stocks significantly underperformed U.S. large-cap stocks, with the Russell 2000® Index and the Russell 1000® Index returning -15.47% and -3.56%, respectively, for the reporting period. Among large-caps, growth stocks outperformed value stocks by a large margin, with growth sectors that are less reliant on consumer activity outperforming those more sensitive to consumer activity. The Russell 1000® Growth Index and Russell 1000® Value Index returned 6.09% and -13.66%, respectively, for the reporting period. Outside the U.S., the MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned -14.21% for the reporting period. U.S. bonds outperformed both U.S. equities and their international counterparts with the Bloomberg Barclays US Aggregate Bond Index returning 4.86% and the FTSE non-US Dollar World Government Bond Index returning -1.29% for the reporting period.
Prior to the onset of the COVID-19 pandemic, economic growth around the globe was uneven. The U.S. economy, despite ongoing trade tensions with China, maintained steady growth in its record eleventh year of expansion, albeit at a slowing pace. In December, an announced partial trade resolution between the U.S. and China helped ease market tensions. U.S. gross domestic product (GDP) grew at an annual rate of 2.1% in the fourth quarter of 2019, but in the fallout of the COVID-19 pandemic fell sharply in the first quarter of 2020, contracting by 5.0%. Unemployment
Asset Class Performance Comparison % returns during the 6 months ended April 30, 2020

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Schwab Balanced Fund  |  Semiannual Report

Schwab Balanced Fund
The Investment Environment (continued)

remained at record lows through most of the reporting period. However, a record number of unemployment claims in March resulted in the largest monthly unemployment rate increase since January 1975. In April, this record was broken again when unemployment skyrocketed, rising to the highest level since the Great Depression. Consumer confidence, which had remained solid for most of the reporting period, also fell steeply in March and April and ended the reporting period at its lowest level since 2014. Inflation crept up slightly in the first four months of the reporting period before retreating in March and April, with April seeing the largest monthly decline since December 2008.
Outside the U.S., conditions continued to soften, dampened by slowing economic output, slumping world trade, geopolitical concerns, and the COVID-19 pandemic. The COVID-19 pandemic exacerbated existing weakness around the globe, dramatically slowing growth amid stay-at-home orders, supply chain disruptions, and broadly diminishing demand. Oil prices deteriorated amid significantly reduced demand, coupled with rising U.S. crude production and a price war between Russia and Saudi Arabia. In April, oil futures fell into negative territory as storage capacity evaporated and demand waned, ending the reporting period at just under $19 per barrel. First quarter growth was negative in the eurozone. First quarter growth was also negative in the United Kingdom. In January, Brexit occurred with the formal departure of the United Kingdom from the European Union and the United Kingdom entered an 11-month transition period with respect to economic and customs matters. Japan’s economy also contracted and several Asian emerging market economies, including China and India, which had maintained stronger growth than many developed economies, declined sharply.
Central banks around the world, including the U.S. Federal Reserve (Fed), reduced their policy rates, while others maintained low—and for some international central banks, negative—interest rates. In the U.S., the Fed enacted three interest rate cuts in the second half of 2019—in July, September, and October, amid growing signs of global economic weakness that threatened to dampen U.S. economic growth, along with continued low inflation and weakness in manufacturing. As the economic implications of the COVID-19 pandemic grew, the Fed cut interest rates twice in 2020—by 0.50% in early March and by 1.00% in mid-March, resulting in a federal funds rate range of 0.00% to 0.25%. In addition, the Fed announced extensive emergency measures to support the economy in light of the pandemic, including massive purchases of U.S. Treasuries and other securities to support smooth market functioning, new financing for employers, consumers, and businesses, facilitating the flow of credit to municipalities, and the establishment of facilities to support credit to businesses and consumers alike. Outside the U.S., central banks were similarly accommodative. The European Central Bank held interest rates at 0%, unchanged since March 2016, and launched a new asset purchase program to help counter the impact of the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and increased the pace of its purchases of exchange-traded funds (ETFs) and other assets. The Bank of England lowered its key official bank rate from 0.75% to 0.10% in two emergency rate cuts in March 2020. Central banks in key emerging market economies—including China, India, Mexico, and Russia—lowered their policy rates during the reporting period, initially in response to inflation and trade-related pressures, and subsequently in emergency moves to help mitigate the detrimental impacts of the COVID-19 pandemic.
Over the first four months of the reporting period, as the Fed implemented three rate cuts in the second half of 2019, bond prices surged, pushing yields lower. (Bond yields and bond prices typically move in opposite directions.) At the end of March 2020, as equity markets plummeted, as investors sought the perceived safety of asset classes such as fixed-income securities, and as the Fed implemented additional rate cuts, demand for U.S. Treasuries soared, driving yields to historic lows. Over the reporting period, short-term yields fell steeply in response to the federal funds rate cuts, with the three-month U.S. Treasury yield falling from 1.54% to 0.09%. Longer-term yields, which are typically more influenced by economic growth and inflation expectations, also fell, with the yield on the 10-year U.S. Treasury falling from 1.69% to 0.64%. Outside the U.S., bond yields generally remained low.
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Schwab Balanced Fund
Fund Management

Zifan Tang, Ph.D., CFA, Senior Portfolio Manager, is responsible for the co-management of the fund. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and from 1997 to 2009 worked as a portfolio manager at Barclays Global Investors (now known as BlackRock, Inc.).

Patrick Kwok, CFA, Portfolio Manager, is responsible for the co-management of the fund. Prior to joining CSIM in 2008, Mr. Kwok spent two years as an asset operations specialist at Charles Schwab Trust Company. He also worked for one year at State Street Bank & Trust as a portfolio accountant and pricing specialist.
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Schwab Balanced Fund

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Balanced Fund (11/18/96)	-0.18%	2.78%	5.87%	7.71%
S&P 500® Index	-3.16%	0.86%	9.12%	11.69%
Bloomberg Barclays US Aggregate Bond Index	4.86%	10.84%	3.80%	3.96%
Balanced Blended Index	-0.90%	3.33%	6.59%	8.36%
Fund Category: Morningstar Allocation—50% to 70% Equity[2]	-4.97%	-2.18%	3.86%	6.44%
Fund Expense Ratios[3]: Net 0.51%; Gross 0.55%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.51% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Net Expense: Expenses reduced by a contractual fee waiver in effect for so long as CSIM serves as the investment adviser to the fund. Gross Expense: Does not reflect the effect of contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
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Schwab Balanced Fund
Performance and Fund Facts as of April 30, 2020

Statistics
Number of Holdings	6
Portfolio Turnover Rate	13% [1]
Asset Class Weightings % of Investments2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
Small-company stocks are subject to greater volatility than many other asset classes.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.
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Schwab Balanced Fund
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including transfer agent fees and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2019 and held through April 30, 2020.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1,2]	Effective Expense Ratio (Annualized)[3,4]	Beginning Account Value at 11/1/19	Ending Account Value (Net of Expenses) at 4/30/20	Expenses Paid During Period 11/1/19-4/30/20[2,5]	Effective Expenses Paid During Period 11/1/19-4/30/20[4,5]
Schwab Balanced Fund
Actual Return	0.00%	0.50%	$1,000.00	$ 998.20	$0.00	$2.48
Hypothetical 5% Return	0.00%	0.50%	$1,000.00	$1,024.90	$0.00	$2.51

[1]	Based on the most recent six-month expense ratio.
[2]	Excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Based on the most recent six-month acquired fund fees and expense ratio; may differ from the acquired fund fees and expense ratio in the prospectus.
[4]	Includes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[5]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 182 days of the period, and divided by the 366 days of the fiscal year.
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Schwab Balanced Fund
Financial Statements
Financial Highlights
	11/1/19– 4/30/20*	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15
Per-Share Data
Net asset value at beginning of period	$15.99	$15.41	$15.60	$14.51	$15.40	$15.56
Income (loss) from investment operations:
Net investment income (loss)[1]	0.13	0.24	0.23	0.21	0.19	0.18
Net realized and unrealized gains (losses)	(0.13)	1.32	0.08 [2]	1.96	0.00 [3]	0.42
Total from investment operations	0.00 [3]	1.56	0.31	2.17	0.19	0.60
Less distributions:
Distributions from net investment income	(0.22)	(0.37)	(0.48)	(0.22)	(0.32)	(0.34)
Distributions from net realized gains	(0.60)	(0.61)	(0.02)	(0.86)	(0.76)	(0.42)
Total distributions	(0.82)	(0.98)	(0.50)	(1.08)	(1.08)	(0.76)
Net asset value at end of period	$15.17	$15.99	$15.41	$15.60	$14.51	$15.40
Total return	(0.18%) [4]	11.19%	1.94%	15.90%	1.41%	3.95%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[5]	0.00% [6]	0.00%	0.00%	0.00%	0.00% [7]	0.00% [7]
Gross operating expenses[5]	0.04% [6]	0.04%	0.04%	0.06%	0.06%	0.07%
Net investment income (loss)	1.73% [6]	1.55%	1.44%	1.39%	1.34%	1.18%
Portfolio turnover rate	13% [4]	32%	6%	28% [8]	19%	5%
Net assets, end of period (x 1,000,000)	$502	$526	$447	$386	$282	$305

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
The per share amount does not accord with the change in aggregate gains and losses in securities during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.
3
Less than $0.005.
4
Not annualized.
5
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
6
Annualized.
7
Less than 0.005%; the ratio of net operating expenses would have been 0.00%, if certain non-routine expenses and/or interest expense had not been incurred.
8
The portfolio turnover rate increased due to the in-kind transactions relating to Schwab Total Bond Market Fund and Schwab U.S. Aggregate Bond Index Fund. For comparison purposes, the portfolio turnover rate would have been 7% without including these transactions. There were no transaction costs associated with these transactions.
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See financial notes

Schwab Balanced Fund
Portfolio Holdings as of April 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.4% of net assets

Equity Funds 60.3%
Large-Cap 50.4%
Laudus U.S. Large Cap Growth Fund	3,463,731	77,968,581
Schwab Core Equity Fund	8,686,867	175,127,234
		253,095,815
Small-Cap 9.9%
Schwab Small-Cap Equity Fund	3,807,273	49,570,694
		302,666,509

Fixed-Income Fund 36.7%
Intermediate-Term Bond 36.7%
Schwab U.S. Aggregate Bond Index Fund	17,136,309	183,872,597

Money Market Fund 1.4%
Schwab Variable Share Price Money Fund, Ultra Shares 0.55% (a)	7,206,619	7,210,943
Total Affiliated Underlying Funds
(Cost $464,278,965)		493,750,049
Security	Number of Shares	Value ($)
Unaffiliated Underlying Fund 1.1% of net assets

Money Market Fund 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.22% (a)	5,491,775	5,491,775
Total Unaffiliated Underlying Fund
(Cost $5,491,775)		5,491,775
(a)	The rate shown is the 7-day yield.

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2020:
Affiliated Underlying Funds	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 04/30/20	Balance of Shares Held at 04/30/20	Distributions Received*
Laudus U.S. Large Cap Growth Fund	$77,612,608	$6,512,605	($6,250,000)	($274,759)	$368,127	$77,968,581	3,463,731	$6,512,605
Schwab Core Equity Fund	185,648,795	22,459,605	(17,207,000)	(3,063,268)	(12,710,898)	175,127,234	8,686,867	5,485,605
Schwab Small-Cap Equity Fund	53,323,240	11,459,781	(3,490,000)	(1,308,233)	(10,414,094)	49,570,694	3,807,273	59,781
Schwab U.S. Aggregate Bond Index Fund	193,852,620	28,132,272	(44,420,000)	1,181,375	5,126,330	183,872,597	17,136,309	2,633,371
Schwab Variable Share Price Money Fund, Ultra Shares	12,118,997	1,092,918	(6,000,000)	(718)	(254)	7,210,943	7,206,619	84,186
Total	$522,556,260	$69,657,181	($77,367,000)	($3,465,603)	($17,630,789)	$493,750,049		$14,775,548
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

At April 30, 2020, all of the fund’s investment securities were classified as Level 1. Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3 (see financial note 2(a) for additional information).
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See financial notes

Schwab Balanced Fund
Statement of Assets and Liabilities

As of April 30, 2020; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $464,278,965)		$493,750,049
Investments in unaffiliated underlying funds, at value (cost $5,491,775)		5,491,775
Receivables:
Investments sold		10,800,000
Fund shares sold		612,383
Dividends		364,292
Due from investment adviser		15,260
Prepaid expenses	+	27,217
Total assets		511,060,976
Liabilities
Payables:
Investments bought		9,069,811
Fund shares redeemed		396,302
Accrued expenses	+	64,745
Total liabilities		9,530,858
Net Assets
Total assets		511,060,976
Total liabilities	–	9,530,858
Net assets		$501,530,118
Net Assets by Source
Capital received from investors		469,249,547
Total distributable earnings		32,280,571

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$501,530,118		33,054,169		$15.17

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See financial notes

Schwab Balanced Fund
Statement of Operations

For the period November 1, 2019 through April 30, 2020; unaudited
Investment Income
Dividends received from affiliated underlying funds		$4,534,961
Dividends received from unaffiliated underlying funds	+	23,809
Total investment income		4,558,770
Expenses
Shareholder reports		22,773
Registration fees		22,273
Professional fees		15,259
Portfolio accounting fees		12,691
Transfer agent fees		11,009
Independent trustees’ fees		5,000
Custodian fees		334
Other expenses	+	3,635
Total expenses		92,974
Expense reduction by CSIM and its affiliates	–	92,974
Net expenses	–	—
Net investment income		4,558,770
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		10,240,587
Net realized losses on sales of affiliated underlying funds	+	(3,465,603)
Net realized gains		6,774,984
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	(17,630,789)
Net realized and unrealized losses		(10,855,805)
Decrease in net assets resulting from operations		($6,297,035)
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See financial notes

Schwab Balanced Fund
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/19-4/30/20		11/1/18-10/31/19
Net investment income		$4,558,770	$7,461,092
Net realized gains		6,774,984	21,204,175
Net change in unrealized appreciation (depreciation)	+	(17,630,789)	20,529,722
Increase (decrease) in net assets from operations		(6,297,035)	49,194,989
Distributions to Shareholders
Total distributions		($27,287,501)	($28,049,773)

Transactions in Fund Shares
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		6,410,770	$99,224,742	11,096,629	$169,470,196
Shares reinvested		1,536,645	24,202,165	1,812,747	24,889,012
Shares redeemed	+	(7,801,235)	(114,486,084)	(8,978,575)	(135,957,018)
Net transactions in fund shares		146,180	$8,940,823	3,930,801	$58,402,190
Shares Outstanding and Net Assets
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		32,907,989	$526,173,831	28,977,188	$446,626,425
Total increase or decrease	+	146,180	(24,643,713)	3,930,801	79,547,406
End of period		33,054,169	$501,530,118	32,907,989	$526,173,831
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See financial notes

Schwab Balanced Fund
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab Balanced Fund is a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Schwab Balanced Fund	Schwab Target 2040 Fund
Schwab S&P 500 Index Fund	Schwab Target 2045 Fund
Schwab Small-Cap Index Fund®	Schwab Target 2050 Fund
Schwab Total Stock Market Index Fund®	Schwab Target 2055 Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Target 2060 Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Fundamental US Large Company Index Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Fundamental US Small Company Index Fund
Schwab International Index Fund®	Schwab Fundamental International Large Company Index Fund
Schwab MarketTrack All Equity Portfolio™	Schwab Fundamental International Small Company Index Fund
Schwab MarketTrack Growth Portfolio™	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab MarketTrack Balanced Portfolio™	Schwab Fundamental Global Real Estate Index Fund
Schwab MarketTrack Conservative Portfolio™	Schwab Target 2010 Index Fund
Laudus International MarketMasters Fund™	Schwab Target 2015 Index Fund
Schwab Core Equity Fund	Schwab Target 2020 Index Fund
Schwab Dividend Equity Fund	Schwab Target 2025 Index Fund
Schwab Large-Cap Growth Fund	Schwab Target 2030 Index Fund
Schwab Small-Cap Equity Fund	Schwab Target 2035 Index Fund
Schwab Hedged Equity Fund	Schwab Target 2040 Index Fund
Schwab Health Care Fund	Schwab Target 2045 Index Fund
Schwab International Core Equity Fund	Schwab Target 2050 Index Fund
Schwab Target 2010 Fund	Schwab Target 2055 Index Fund
Schwab Target 2015 Fund	Schwab Target 2060 Index Fund
Schwab Target 2020 Fund	Schwab Monthly Income Fund - Moderate Payout
Schwab Target 2025 Fund	Schwab Monthly Income Fund - Enhanced Payout
Schwab Target 2030 Fund	Schwab Monthly Income Fund - Maximum Payout
Schwab Target 2035 Fund
The Schwab Balanced Fund is a single class “fund of funds” which seeks to achieve its investment objective by investing in a diversified group of other affiliated Schwab and/or Laudus Funds (the underlying funds), but also may invest in other unaffiliated, third party mutual funds, including exchange-traded funds (ETFs). In addition, the fund may invest a portion of its assets directly in equity and fixed-income securities to maintain its allocations.
The fund offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of the fund. Each share has a par value of 1/1,000 of a cent, and the fund’s Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the fund should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed and available on the U.S. Securities and Exchange Commission’s (SEC) website at www.sec.gov.
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Schwab Balanced Fund
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective NAVs.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, the fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(b) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(c) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the day it learns of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(d) Expenses:
Expenses that are specific to the fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets. The fund bears its share of the acquired fund fees and expenses of the underlying funds, which are indirect expenses incurred by the fund through its investments in the underlying funds. Such expenses are reflected in the net asset values of the underlying funds.
(e) Distributions to Shareholders:
The fund makes distributions from net investment income and net realized capital gains, if any, once a year.
(f) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(g) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(h) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.
(i) Recent Accounting Standards:
In August 2018, the FASB issued Accounting Standards Update “Fair Value Measurement (Topic 820)” (ASU 2018-13) which modifies the disclosure requirements for fair value measurement by removing, modifying, or adding certain disclosures. The amendments are effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The fund is permitted to early adopt any removed or modified disclosures upon issuance of this update and delay adoption of the additional disclosures until their effective date. The fund has early adopted certain removed or modified disclosures, including the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timing of transfers between levels upon issuance of ASU 2018-13, and has delayed adoption of the additional disclosures until their effective date. At this time, management is currently evaluating the impact that the adoption of the additional disclosures will have on the fund’s financial statements.

3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Asset Allocation Risk. The fund is subject to the risk that the selection of the underlying funds and the allocation of the fund’s assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of the fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Direct Investment Risk. The fund may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain its allocations. The fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.
Underlying Fund Investment Risk. Before investing in the fund, investors should assess the risks associated with the underlying funds in which the fund may invest, which include any combination of the risks described below.
•   Investment Risk. The fund may experience losses with respect to its investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
•   Management Risk. Generally, the underlying funds are actively managed mutual funds. Any actively managed mutual fund is subject to the risk that its investment adviser (or subadviser(s)) will select or allocate assets that could cause the fund to underperform or otherwise not meet its objective. An underlying fund’s adviser applies its own investment techniques and risk analyses in making investment decisions for the underlying fund, but there can be no guarantee that they will produce the desired results.
•   Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
•   Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.
•   Growth Investing Risk. An underlying fund’s investments in growth stocks can be volatile. Growth companies usually invest a high portion of earnings in their businesses and may lack the dividends of value stocks that can cushion stock prices in a falling market. The prices of growth stocks are based largely on projections of the issuer’s future earnings and revenues. If a company’s earnings or revenues fall short of expectations, its stock price may fall dramatically. Growth stocks may also be more expensive relative to their earnings or assets compared to value or other stocks.
•   Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
•   ETF Risk. When an underlying fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.
•   Money Market Fund Risk. The fund may invest in underlying money market funds that either seek to maintain a stable $1 net asset value (“stable share price money market funds”) or that have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when the fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.
•   Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar.
•   Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
•   Derivatives Risk. An underlying fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A credit default swap is an agreement in which the seller agrees to make a payment to the buyer in the event of a specified credit event in exchange for a fixed payment or series of fixed payments.
An underlying fund’s use of derivative instruments involves risks different from or possibly greater than the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as leverage risk, liquidity risk, market risk and management risk, are discussed elsewhere in this section. An underlying fund’s use of derivatives is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause an underlying fund to realize higher amounts of short-term capital gains. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase its volatility, and could cause the fund to lose more than the initial amount invested. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) by an underlying fund could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
•   Leverage Risk. Certain underlying fund transactions, such as derivatives transactions, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the underlying fund.
•   Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or an underlying fund may have to sell them at a loss.
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
•   Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.
•   Securities Lending Risk. An underlying fund may lend its portfolio securities to brokers, dealers, and other financial institutions. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
•   Mortgage-Backed and Mortgage Pass-Through Securities Risk. Certain of the mortgage-backed securities in which an underlying fund may invest are not backed by the full faith and credit of the U.S. government and there can be no assurance that the U.S. government would provide financial support to its agencies or instrumentalities where it was not obligated to do so. Mortgage-backed securities tend to increase in value less than other debt securities when interest rates decline, but are subject to similar or greater risk of decline in market value during periods of rising interest rates. Because of prepayment and extension risk, mortgage-backed securities react differently to changes in interest rates than other bonds. Small movements in interest rates — both increases and decreases — may quickly and significantly affect the value of certain mortgage-backed securities. Transactions in mortgage pass-through securities often occur through to-be-announced (TBA) transactions. Default by or bankruptcy of a counterparty to a TBA transaction could expose an underlying fund to possible losses because of an adverse market action, expenses, or delays in connection with the purchase or sale of the pools of mortgage pass-through securities specified in the TBA transaction.
•   Mortgage Dollar Rolls Risk. Mortgage dollar rolls are transactions in which an underlying fund sells mortgage-backed securities to a dealer and simultaneously agrees to repurchase similar securities in the future at a predetermined price. An underlying fund’s mortgage dollar rolls could lose money if the price of the mortgage-backed securities sold falls below the agreed upon repurchase price, or if the counterparty is unable to honor the agreement.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
Shareholder Servicing
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the fund. The Plan enables the fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc., a broker-dealer affiliate of CSIM (together, service providers), of certain shareholder services to the current shareholders of the fund. The fund is not subject to any fee under the Plan.
Expense Limitation
CSIM and its affiliates have agreed with the fund, for so long as CSIM serves as the investment adviser to the fund, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses to 0.00%.
The agreement to limit the fund’s total expenses charged is limited to the fund’s direct operating expenses and, therefore, does not apply to underlying fund fees and expenses, which are indirect expenses incurred by the fund through its investments in the underlying funds.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Investments in Affiliates
The fund may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the fund may invest in other related funds. As of April 30, 2020, the fund’s ownership percentages of other related funds’ shares are:
Laudus U.S. Large Cap Growth Fund	3.4%
Schwab Core Equity Fund	9.2%
Schwab Small-Cap Equity Fund	11.4%
Schwab U.S. Aggregate Bond Index Fund	4.8%
Schwab Variable Share Price Money Fund, Ultra Shares	0.2%
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The fund had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on the fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), maturing on October 1, 2020. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by the fund, the fund paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on November 29, 2019. On November 29, 2019, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing on November 27, 2020. Under the terms of the Uncommitted Credit Facility, the fund pays interest on the amount it borrows. There were no borrowings from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:
For the period ended April 30, 2020, purchases and sales of securities (excluding short-term obligations) were as follows:
Purchases of Securities	Sales of Securities
$69,657,181	$77,367,000
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Financial Notes, unaudited (continued)

8. Federal Income Taxes:
As of April 30, 2020, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
Tax cost	$479,272,458
Gross unrealized appreciation	$29,008,983
Gross unrealized depreciation	(9,039,617)
Net unrealized appreciation (depreciation)	$19,969,366
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2019, the fund had no capital loss carryforwards available to offset future net capital gains.
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of April 30, 2020. The tax-basis components of distributions paid during the fiscal year ended October 31, 2019, were as follows:
Ordinary income	$10,526,518
Long-term capital gains	17,523,255
As of October 31, 2019, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended October 31, 2019, the fund did not incur any interest or penalties.

9. Independent Registered Public Accounting Firm:
On June 8, 2020, the Audit, Compliance and Valuation Committee of the Board approved, and on June 9, 2020, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Schwab Funds Complex for fiscal periods ending after June 8, 2020.
On June 8, 2020, the PricewaterhouseCoopers LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Schwab Funds Complex. The Prior Auditor’s reports on the financial statements of the fund for the past two fiscal years, the years ended October 31, 2018 and October 31, 2019, did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the last two fiscal year-ends and through June 8, 2020, there were no (1) disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its reports on the fund’s financial statements for such periods; or (2) “reportable events,” as that term is defined in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 99 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the fund’s Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	99	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	99	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	99	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	99	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	99	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	99	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	99	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	99	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	99	Director (2012 – present), Eaton Corporation plc

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	99	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	99	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	99	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Schwab Balanced Fund  |  Semiannual Report

Schwab Balanced Fund
Glossary

asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Balanced Blended Index   A custom blended index developed by CSIM that, effective January 29, 2019, is composed of 50% S&P 500 Index, 10% Russell 2000 Index, 37% Bloomberg Barclays US Aggregate Bond Index, and 3% Bloomberg Barclays US Treasury Bills 1-3 Month Index. From August 1, 2013 through January 28, 2019, the composite was composed of 50% S&P 500 Index, 10% Russell 2000 Index, 25% Bloomberg Barclays US Aggregate Bond Index, 12% Bloomberg Barclays US Intermediate Aggregate Bond Index and 3% Bloomberg Barclays US Treasury Bills 1-3 Month Index. Prior to August 1, 2013 the Balanced Blended Index was composed of 60% S&P 500 Index and 40% Bloomberg Barclays US Aggregate Bond Index. Percentages listed may not total to 100% due to rounding.
Bloomberg Barclays US Aggregate Bond Index   An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Intermediate Aggregate Bond Index  An index that represents securities that are SEC-registered, taxable, and dollar denominated. The index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities.
Bloomberg Barclays US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”
capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
FTSE non-US Dollar World Government Bond Index  A market capitalization index that measures the total rate of return performance for the government bonds of 22 countries, excluding the U.S., with a remaining maturity of at least 1 year.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
return on equity (ROE)  The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 1000 Growth Index  An index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000 Index  An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 1000 Value Index  An index that measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

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Schwab Balanced Fund  |  Semiannual Report

Schwab Balanced Fund
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Schwab Balanced Fund  |  Semiannual Report

Notes

Notes

Schwab Balanced Fund
Charles Schwab Investment Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Charles Schwab Investment Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2020 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR34721-14
00245386

Semiannual Report  |  April 30, 2020
Schwab MarketTrack Portfolios®

Schwab MarketTrack
All Equity Portfolio™
Schwab MarketTrack
Growth Portfolio™
Schwab MarketTrack
Balanced Portfolio™
Schwab MarketTrack
Conservative Portfolio™
New Notice Regarding Shareholder Report Delivery Options
Beginning on January 1, 2021, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from a fund or from your financial intermediary (such as a bank or broker-dealer). Instead, the reports will be made available on a fund’s website www.schwabfunds.com/schwabfunds_prospectus, and you will be notified by mail each time a report is posted and the mailing will provide a website link to access the report. You will continue to receive other fund regulatory documents (such as prospectuses or supplements) in paper unless you have elected to receive all fund documents electronically.
If you would like to receive a fund’s future shareholder reports in paper free of charge after January 1, 2021, you can make that request:
• If you invest through Charles Schwab & Co, Inc. (broker-dealer), by calling 1-866-345-5954 and using the unique identifier attached to this mailing;
• If you invest through another financial intermediary (such as a bank or broker-dealer) by contacting them directly; or
• If owned directly through a fund by calling 1-800-407-0256.
If you already receive shareholder reports and other fund documents electronically, you will not be affected by this change and you need not take any action.

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Schwab MarketTrack Portfolios
In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: Charles Schwab & Co., Inc. (Schwab)
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Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack Portfolios
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.
Total Return for the 6 Months Ended April 30, 2020
Schwab MarketTrack All Equity Portfolio (Ticker Symbol: SWEGX)	-11.58%
All Equity Composite Index	-11.33%
Fund Category: Morningstar Allocation—85%+ Equity[1]	-9.96%
Performance Details	pages 8-9

Schwab MarketTrack Growth Portfolio (Ticker Symbol: SWHGX)	-8.07%
Growth Composite Index	-7.83%
Fund Category: Morningstar Allocation—70% to 85% Equity[1]	-8.11%
Performance Details	pages 10-11

Schwab MarketTrack Balanced Portfolio (Ticker Symbol: SWBGX)	-4.71%
Balanced Composite Index	-4.50%
Fund Category: Morningstar Allocation—50% to 70% Equity[1]	-4.97%
Performance Details	pages 12-13

Schwab MarketTrack Conservative Portfolio (Ticker Symbol: SWCGX)	-1.61%
Conservative Composite Index	-1.36%
Fund Category: Morningstar Allocation—30% to 50% Equity[1]	-4.64%
Performance Details	pages 14-15
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The components that make up each of the composite indices may vary over time. For index definitions, please see the Glossary.
Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, a fund’s total return would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.
[1]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
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Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack Portfolios
From the President

Jonathan de St. Paer
President of Charles Schwab
Investment Management, Inc.
and the funds covered
in this report.
Dear Shareholder,
The six-month reporting period ended April 30, 2020 represented one of the most volatile investing environments on record, as the COVID-19 pandemic continued to impact nearly every aspect of daily life. Up until the last week of February 2020, U.S. stock market performance was strong, with the longest bull market cycle in history continuing and major equity indices hitting new highs. The outlook for bond yields was also favorable as recession fears eased. But the rapid spread of COVID-19 around the world in late February and throughout March prompted increasingly strict government social distancing policies and travel restrictions that brought many economies to an abrupt halt and sent stock markets reeling. Against this unprecedented backdrop, a new record was set for the fastest U.S. market decline, with the S&P 500® Index, a bellwether for the overall U.S. stock market, dropping 30% in just 22 trading days. Global markets saw similar sell-offs. Stocks in the U.S. and abroad regained some lost ground in April, but investors continued to grapple with historic market volatility. Meanwhile, the bond market saw prices rise and yields pushed down to historic lows as the U.S. Federal Reserve cut interest rates to zero. For the six-month reporting period ended April 30, 2020, the S&P 500® Index returned -3.2%, while the MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned -14.2% and the Bloomberg Barclays US Aggregate Bond Index, a benchmark for the overall U.S. fixed income market, returned 4.9%.
We don’t know yet what the full impact of the COVID-19 pandemic will be or how long it will last. The sudden health crisis, sharp increase in unemployment, and market declines have understandably rattled investors, leading many to seek the perceived safety of asset classes such as cash. Market volatility and declines can be difficult to withstand, and can engender strong emotional reactions, such as selling out of fear or staying on the sidelines. In the longer-term, this can often make investing outcomes worse, as investors who missed out on the market’s rebound in April may now realize. At times like these it’s important to remember that all market cycles, no matter how long, ultimately come to an end.
At Charles Schwab Investment Management, we believe that maintaining a long-term investing plan and a portfolio with exposure to a mix of asset classes that perform differently over time is one way to weather the ups and downs that come with investing. We designed the Schwab MarketTrack Portfolios with this in mind. Each of the four funds is designed to make investing decisions simpler, providing four different options across a range of risk levels. For those with a longer time horizon and greater tolerance for

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Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack Portfolios
From the President (continued)

“ We are committed to serving our clients through this extraordinarily challenging time.”
volatility, the Schwab MarketTrack All Equity Portfolio is a diversified all-stock solution. At the other end of the risk spectrum, investors who are more risk averse or seeking short-term stability of their investment can opt to invest in the Schwab MarketTrack Conservative Portfolio, a solution with a larger allocation to bond holdings. The Schwab MarketTrack Growth Portfolio and Schwab MarketTrack Balanced Portfolio fill out the offerings in between, geared toward investors who want capital growth but less volatility than an all-stock portfolio. In addition, each fund is rebalanced periodically, keeping them in line with investors’ chosen asset allocation and risk level.
We are committed to serving our clients through this extraordinarily challenging time. While market volatility and uncertainty can be unsettling, we believe that having a diversified portfolio and investing plan to rely on can make it easier for investors to achieve their long-term goals, even during difficult times like these.
Thank you for investing with Charles Schwab Investment Management, and for trusting us to help you achieve your financial goals. For more information about the Schwab MarketTrack Portfolios, please continue reading this report. In addition, you can find further details about these funds by visiting our website at www.schwabfunds.com. We are also happy to hear from you at 1-877-824-5615.
Sincerely,
Diversification and asset allocation strategies do not ensure a profit and cannot protect against losses in a declining market.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack Portfolios
The Investment Environment

For most of the first four months of the six-month reporting period ended April 30, 2020, U.S. and international stocks rose steadily, with several key U.S. market indices hitting record highs in mid-February. However, beginning in late February, the COVID-19 pandemic wreaked havoc on the global economy, prompting dramatic social distancing restrictions, shuttering businesses, and resulting in a new record for the fastest U.S. market decline with the S&P 500® Index, a bellwether for the overall U.S. stock market, dropping 30% in just 22 trading days. At their lows, key U.S. and international equity indices had lost as much as one-third of their former value. By the end of March, governments and central banks around the world began passing massive emergency rescue and fiscal stimulus measures in an effort to support their economies. While the extraordinary response prompted a rally in global equity markets from their March lows, historic volatility remained throughout April with most global equity markets ending the reporting period in negative territory. Over the reporting period, the U.S. dollar strengthened against a basket of international currencies, generally reducing the returns on overseas investments in U.S. dollar terms. The S&P 500® Index returned -3.16% for the reporting period. Although both lost ground, U.S. small-cap stocks significantly underperformed U.S. large-cap stocks, with the Russell 2000® Index and the Russell 1000® Index returning -15.47% and -3.56%, respectively, for the reporting period. Among large-caps, growth stocks outperformed value stocks by a large margin, with growth sectors that are less reliant on consumer activity outperforming those more sensitive to consumer activity. The Russell 1000® Growth Index and Russell 1000® Value Index returned 6.09% and -13.66%, respectively, for the reporting period. Outside the U.S., the MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, returned -14.21% for the reporting period. U.S. bonds outperformed both U.S. equities and their international counterparts with the Bloomberg Barclays US Aggregate Bond Index returning 4.86% and the FTSE non-US Dollar World Government Bond Index returning -1.29% for the reporting period.
Prior to the onset of the COVID-19 pandemic, economic growth around the globe was uneven. The U.S. economy, despite ongoing trade tensions with China, maintained steady growth in its record eleventh year of expansion, albeit at a slowing pace. In December, an announced partial trade resolution between the U.S. and China helped ease market tensions. U.S. gross domestic product (GDP) grew at an annual rate of 2.1% in the fourth quarter of 2019, but in the fallout of the COVID-19 pandemic fell sharply in the first quarter of 2020, contracting by 5.0%. Unemployment
Asset Class Performance Comparison % returns during the 6 months ended April 30, 2020

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not an indication of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
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Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack Portfolios
The Investment Environment (continued)

remained at record lows through most of the reporting period. However, a record number of unemployment claims in March resulted in the largest monthly unemployment rate increase since January 1975. In April, this record was broken again when unemployment skyrocketed, rising to the highest level since the Great Depression. Consumer confidence, which had remained solid for most of the reporting period, also fell steeply in March and April and ended the reporting period at its lowest level since 2014. Inflation crept up slightly in the first four months of the reporting period before retreating in March and April, with April seeing the largest monthly decline since December 2008.
Outside the U.S., conditions continued to soften, dampened by slowing economic output, slumping world trade, geopolitical concerns, and the COVID-19 pandemic. The COVID-19 pandemic exacerbated existing weakness around the globe, dramatically slowing growth amid stay-at-home orders, supply chain disruptions, and broadly diminishing demand. Oil prices deteriorated amid significantly reduced demand, coupled with rising U.S. crude production and a price war between Russia and Saudi Arabia. In April, oil futures fell into negative territory as storage capacity evaporated and demand waned, ending the reporting period at just under $19 per barrel. First quarter growth was negative in the eurozone. First quarter growth was also negative in the United Kingdom. In January, Brexit occurred with the formal departure of the United Kingdom from the European Union and the United Kingdom entered an 11-month transition period with respect to economic and customs matters. Japan’s economy also contracted and several Asian emerging market economies, including China and India, which had maintained stronger growth than many developed economies, declined sharply.
Central banks around the world, including the U.S. Federal Reserve (Fed), reduced their policy rates, while others maintained low—and for some international central banks, negative—interest rates. In the U.S., the Fed enacted three interest rate cuts in the second half of 2019—in July, September, and October, amid growing signs of global economic weakness that threatened to dampen U.S. economic growth, along with continued low inflation and weakness in manufacturing. As the economic implications of the COVID-19 pandemic grew, the Fed cut interest rates twice in 2020—by 0.50% in early March and by 1.00% in mid-March, resulting in a federal funds rate range of 0.00% to 0.25%. In addition, the Fed announced extensive emergency measures to support the economy in light of the pandemic, including massive purchases of U.S. Treasuries and other securities to support smooth market functioning, new financing for employers, consumers, and businesses, facilitating the flow of credit to municipalities, and the establishment of facilities to support credit to businesses and consumers alike. Outside the U.S., central banks were similarly accommodative. The European Central Bank held interest rates at 0%, unchanged since March 2016, and launched a new asset purchase program to help counter the impact of the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and increased the pace of its purchases of exchange-traded funds (ETFs) and other assets. The Bank of England lowered its key official bank rate from 0.75% to 0.10% in two emergency rate cuts in March 2020. Central banks in key emerging market economies—including China, India, Mexico, and Russia—lowered their policy rates during the reporting period, initially in response to inflation and trade-related pressures, and subsequently in emergency moves to help mitigate the detrimental impacts of the COVID-19 pandemic.
Over the first four months of the reporting period, as the Fed implemented three rate cuts in the second half of 2019, bond prices surged, pushing yields lower. (Bond yields and bond prices typically move in opposite directions.) At the end of March 2020, as equity markets plummeted, as investors sought the perceived safety of asset classes such as fixed-income securities, and as the Fed implemented additional rate cuts, demand for U.S. Treasuries soared, driving yields to historic lows. Over the reporting period, short-term yields fell steeply in response to the federal funds rate cuts, with the three-month U.S. Treasury yield falling from 1.54% to 0.09%. Longer-term yields, which are typically more influenced by economic growth and inflation expectations, also fell, with the yield on the 10-year U.S. Treasury falling from 1.69% to 0.64%. Outside the U.S., bond yields generally remained low.
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Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack Portfolios
Portfolio Management

Zifan Tang, Ph.D., CFA, Senior Portfolio Manager, is responsible for the co-management of the funds. Prior to joining CSIM in 2012, Ms. Tang was a product manager at Thomson Reuters and from 1997 to 2009 worked as a portfolio manager at Barclays Global Investors (now known as BlackRock, Inc.).

Patrick Kwok, CFA, Portfolio Manager, is responsible for the co-management of the funds. Prior to joining CSIM in 2008, Mr. Kwok spent two years as an asset operations specialist at Charles Schwab Trust Company. He also worked for one year at State Street Bank & Trust as a portfolio accountant and pricing specialist.
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Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack All Equity Portfolio

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab MarketTrack All Equity Portfolio (5/19/98)	-11.58%	-9.75%	3.80%	7.53%
S&P 500® Index	-3.16%	0.86%	9.12%	11.69%
All Equity Composite Index	-11.33%	-9.17%	4.37%	8.14%
Fund Category: Morningstar Allocation—85%+ Equity[2]	-9.96%	-8.06%	3.08%	7.24%
Fund Expense Ratio[3]: 0.53%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.13% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Reflects the total annual fund operating expenses without contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
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Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack All Equity Portfolio
Performance and Fund Facts as of April 30, 2020

Statistics
Number of Holdings	11
Portfolio Turnover Rate	17% [1]
Asset Class Weightings % of Investments2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
Small-company stocks are subject to greater volatility than many other asset classes.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.
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Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack Growth Portfolio

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab MarketTrack Growth Portfolio (11/20/95)	-8.07%	-5.67%	4.10%	7.05%
S&P 500® Index	-3.16%	0.86%	9.12%	11.69%
Bloomberg Barclays US Aggregate Bond Index	4.86%	10.84%	3.80%	3.96%
Growth Composite Index	-7.83%	-5.04%	4.64%	7.61%
Fund Category: Morningstar Allocation—70% to 85% Equity[2]	-8.11%	-6.06%	3.31%	6.60%
Fund Expense Ratio[3]: 0.51%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.11% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Reflects the total annual fund operating expenses without contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
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Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack Growth Portfolio
Performance and Fund Facts as of April 30, 2020

Statistics
Number of Holdings	13
Portfolio Turnover Rate	17% [1]
Asset Class Weightings % of Investments2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
Small-company stocks are subject to greater volatility than many other asset classes.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.
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Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack Balanced Portfolio

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab MarketTrack Balanced Portfolio (11/20/95)	-4.71%	-1.56%	4.02%	6.23%
S&P 500® Index	-3.16%	0.86%	9.12%	11.69%
Bloomberg Barclays US Aggregate Bond Index	4.86%	10.84%	3.80%	3.96%
Balanced Composite Index	-4.50%	-0.95%	4.57%	6.80%
Fund Category: Morningstar Allocation—50% to 70% Equity[2]	-4.97%	-2.18%	3.86%	6.44%
Fund Expense Ratio[3]: 0.50%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.10% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Reflects the total annual fund operating expenses without contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
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Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack Balanced Portfolio
Performance and Fund Facts as of April 30, 2020

Statistics
Number of Holdings	14
Portfolio Turnover Rate	18% [1]
Asset Class Weightings % of Investments2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
Small-company stocks are subject to greater volatility than many other asset classes.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.
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Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack Conservative Portfolio

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares may be worth more or less than their original cost. Current performance may be lower or higher than performance data quoted. To obtain performance information current to the most recent month end, please visit www.schwabfunds.com/schwabfunds_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab MarketTrack Conservative Portfolio (11/20/95)	-1.61%	2.32%	3.74%	5.25%
S&P 500® Index	-3.16%	0.86%	9.12%	11.69%
Bloomberg Barclays US Aggregate Bond Index	4.86%	10.84%	3.80%	3.96%
Conservative Composite Index	-1.36%	2.95%	4.37%	5.89%
Fund Category: Morningstar Allocation—30% to 50% Equity[2]	-4.64%	-1.51%	2.70%	4.98%
Fund Expense Ratio[3]: 0.51%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
[1]	Fund expenses may have been partially absorbed by CSIM and its affiliates. Without these reductions, the fund’s returns would have been lower. These returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all active and index mutual funds within the category as of the report date.
[3]	As stated in the prospectus. Includes 0.08% of acquired fund fees and expenses (AFFE), which are indirect expenses incurred by the fund through its investments in the underlying funds. Reflects the total annual fund operating expenses without contractual fee waivers. For actual expense ratios during the period, not including AFFE, refer to the financial highlights section of the financial statements.
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Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack Conservative Portfolio
Performance and Fund Facts as of April 30, 2020

Statistics
Number of Holdings	14
Portfolio Turnover Rate	17% [1]
Asset Class Weightings % of Investments2

Top Holdings % of Net Assets3,4

Portfolio holdings may have changed since the report date.
Small-company stocks are subject to greater volatility than many other asset classes.
International investments are subject to additional risks such as currency fluctuation, geopolitical risk and the potential for illiquid markets.
[1]	Not annualized.
[2]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[3]	This list is not a recommendation of any security by the investment adviser.
[4]	The holdings listed exclude any temporary liquidity investments.
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Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack Portfolios
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, transfer agent and shareholder services fees, and other fund expenses.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning November 1, 2019 and held through April 30, 2020.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1,2]	Effective Expense Ratio (Annualized)[3,4]	Beginning Account Value at 11/1/19	Ending Account Value (Net of Expenses) at 4/30/20	Expenses Paid During Period 11/1/19-4/30/20[2,5]	Effective Expenses Paid During Period 11/1/19-4/30/20[4,5]
Schwab MarketTrack All Equity Portfolio
Actual Return	0.40%	0.53%	$1,000.00	$ 884.20	$1.87	$2.48
Hypothetical 5% Return	0.40%	0.53%	$1,000.00	$1,022.91	$2.01	$2.66
Schwab MarketTrack Growth Portfolio
Actual Return	0.39%	0.50%	$1,000.00	$ 919.30	$1.86	$2.39
Hypothetical 5% Return	0.39%	0.50%	$1,000.00	$1,022.96	$1.96	$2.51
Schwab MarketTrack Balanced Portfolio
Actual Return	0.40%	0.49%	$1,000.00	$ 952.90	$1.94	$2.38
Hypothetical 5% Return	0.40%	0.49%	$1,000.00	$1,022.91	$2.01	$2.46
Schwab MarketTrack Conservative Portfolio
Actual Return	0.42%	0.50%	$1,000.00	$ 983.90	$2.07	$2.47
Hypothetical 5% Return	0.42%	0.50%	$1,000.00	$1,022.81	$2.11	$2.51

[1]	Based on the most recent six-month expense ratio.
[2]	Excludes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[3]	Based on the most recent six-month acquired fund fees and expense ratio; may differ from the acquired fund fees and expenses ratios in the prospectus.
[4]	Includes acquired fund fees and expenses, which are indirect expenses incurred by the fund through its investments in underlying funds.
[5]	Expenses for each portfolio are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by the 182 days of the period, and divided by the 366 days of the fiscal year.
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Schwab MarketTrack Portfolios  |  Semiannual Report

Schwab MarketTrack All Equity Portfolio
Financial Statements
Financial Highlights
	11/1/19– 4/30/20*	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15
Per-Share Data
Net asset value at beginning of period	$19.15	$18.33	$18.76	$15.90	$17.00	$17.17
Income (loss) from investment operations:
Net investment income (loss)[1]	0.39	0.31	0.28	0.27	0.27	0.29
Net realized and unrealized gains (losses)	(2.40)	1.30	(0.05)	3.33	0.31	(0.23)
Total from investment operations	(2.01)	1.61	0.23	3.60	0.58	0.06
Less distributions:
Distributions from net investment income	(0.53)	(0.36)	(0.33)	(0.30)	(0.53)	(0.23)
Distributions from net realized gains	(0.72)	(0.43)	(0.33)	(0.44)	(1.15)	—
Total distributions	(1.25)	(0.79)	(0.66)	(0.74)	(1.68)	(0.23)
Net asset value at end of period	$15.89	$19.15	$18.33	$18.76	$15.90	$17.00
Total return	(11.58%) [2]	9.58%	1.10%	23.33%	3.99%	0.36%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.40% [4]	0.40%	0.39%	0.40%	0.41%	0.42% [5]
Gross operating expenses[3]	0.40% [4]	0.40%	0.39%	0.40%	0.42%	0.43% [5]
Net investment income (loss)	4.36% [4]	1.72%	1.46%	1.56%	1.73%	1.67%
Portfolio turnover rate	17% [2]	6%	5%	5%	6%	42% [6]
Net assets, end of period (x 1,000,000)	$586	$691	$660	$662	$553	$578

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4
Annualized.
5
Effective December 1, 2014, the management fee was reduced. The ratio presented for the period ended 10/31/15 is a blended ratio.
6
The portfolio turnover rate increased due to the addition of Schwab Fundamental Index Funds to the portfolio during the period.
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Schwab MarketTrack Portfolios  |  Semiannual Report
See financial notes

Schwab MarketTrack All Equity Portfolio
Portfolio Holdings as of April 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.6% of net assets

Equity Funds 99.6%
International 29.8%
Schwab Fundamental Emerging Markets Large Company Index Fund	4,082,636	28,905,066
Schwab Fundamental International Large Company Index Fund	5,022,077	34,903,434
Schwab Fundamental International Small Company Index Fund	2,884,867	29,281,404
Schwab International Index Fund	4,802,456	81,449,649
		174,539,553
Large-Cap 50.1%
Schwab Fundamental US Large Company Index Fund	5,302,965	78,483,887
Schwab S&P 500 Index Fund	4,144,184	185,659,439
Schwab U.S. Large-Cap Growth Index Fund	578,483	29,814,988
		293,958,314
Real Estate 4.8%
Schwab U.S. REIT ETF	806,931	28,460,456
Small-Cap 14.9%
Schwab Fundamental US Small Company Index Fund	2,528,466	26,321,328
Schwab Small-Cap Index Fund	2,651,890	60,993,475
		87,314,803
Total Affiliated Underlying Funds
(Cost $448,279,953)		584,273,126
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.3% of net assets

Time Deposit 0.3%
Banco Santander
0.01%, 05/01/20 (a)	1,773,549	1,773,549
Total Short-Term Investment
(Cost $1,773,549)		1,773,549
(a)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

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Schwab MarketTrack Portfolios  |  Semiannual Report
See financial notes

Schwab MarketTrack All Equity Portfolio
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2020:
Affiliated Underlying Funds	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 04/30/20	Balance of Shares Held at 04/30/20	Distributions Received*
Schwab Fundamental Emerging Markets Large Company Index Fund	$34,543,201	$3,213,720	($320,000)	$3,038	($8,534,893)	$28,905,066	4,082,636	$1,353,720
Schwab Fundamental International Large Company Index Fund	40,345,903	4,323,427	—	—	(9,765,896)	34,903,434	5,022,077	1,493,427
Schwab Fundamental International Small Company Index Fund	35,162,430	1,475,116	(490,000)	(38,062)	(6,828,080)	29,281,404	2,884,867	995,116
Schwab Fundamental US Large Company Index Fund	93,229,404	5,002,650	(4,340,000)	(667,999)	(14,740,168)	78,483,887	5,302,965	5,002,650
Schwab Fundamental US Small Company Index Fund	50,829,585	5,350,054	(19,920,000)	(1,396,583)	(8,541,728)	26,321,328	2,528,466	1,890,053
Schwab International Index Fund	96,463,199	6,007,772	(3,600,000)	(1,121,310)	(16,300,012)	81,449,649	4,802,456	3,017,772
Schwab S&P 500 Index Fund	217,206,651	4,372,544	(24,300,000)	11,233,310	(22,853,066)	185,659,439	4,144,184	4,372,544
Schwab Small-Cap Index Fund	119,883,006	12,637,133	(52,410,000)	9,842,418	(28,959,082)	60,993,475	2,651,890	7,347,133
Schwab U.S. Large-Cap Growth Index Fund	—	32,900,000	(3,720,000)	(325,293)	960,281	29,814,988	578,483	—
Schwab U.S. REIT ETF	—	34,286,037	—	—	(5,825,581)	28,460,456	806,931	86,516
Total	$687,663,379	$109,568,453	($109,100,000)	$17,529,519	($121,388,225)	$584,273,126		$25,558,931
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$584,273,126	$—	$—	$584,273,126
Short-Term Investment[1]	—	1,773,549	—	1,773,549
Total	$584,273,126	$1,773,549	$—	$586,046,675
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
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Schwab MarketTrack Portfolios  |  Semiannual Report
See financial notes

Schwab MarketTrack All Equity Portfolio
Statement of Assets and Liabilities

As of April 30, 2020; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $448,279,953)		$584,273,126
Investments in unaffiliated issuers, at value (cost $1,773,549)		1,773,549
Receivables:
Investments sold		6,590,000
Fund shares sold		509,860
Prepaid expenses	+	22,127
Total assets		593,168,662
Liabilities
Payables:
Investments bought		5,710,000
Investment adviser and administrator fees		59,099
Shareholder service fees		108,744
Independent trustees’ fees		19
Fund shares redeemed		725,489
Accrued expenses	+	82,945
Total liabilities		6,686,296
Net Assets
Total assets		593,168,662
Total liabilities	–	6,686,296
Net assets		$586,482,366
Net Assets by Source
Capital received from investors		436,605,572
Total distributable earnings		149,876,794

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$586,482,366		36,907,552		$15.89

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Schwab MarketTrack Portfolios  |  Semiannual Report
See financial notes

Schwab MarketTrack All Equity Portfolio
Statement of Operations

For the period November 1, 2019 through April 30, 2020; unaudited
Investment Income
Dividends received from affiliated underlying funds		$15,608,562
Interest	+	14,254
Total investment income		15,622,816
Expenses
Investment adviser and administrator fees		428,541
Shareholder service fees		783,831
Shareholder reports		33,694
Registration fees		16,343
Professional fees		15,018
Portfolio accounting fees		13,544
Transfer agent fees		9,974
Independent trustees’ fees		5,405
Custodian fees		1,837
Other expenses	+	4,695
Total expenses		1,312,882
Expense reduction by CSIM and its affiliates	–	9,974
Net expenses	–	1,302,908
Net investment income		14,319,908
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		9,950,369
Net realized gains on sales of affiliated underlying funds	+	17,529,519
Net realized gains		27,479,888
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	(121,388,225)
Net realized and unrealized losses		(93,908,337)
Decrease in net assets resulting from operations		($79,588,429)
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Schwab MarketTrack Portfolios  |  Semiannual Report
See financial notes

Schwab MarketTrack All Equity Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/19-4/30/20		11/1/18-10/31/19
Net investment income		$14,319,908	$11,446,552
Net realized gains		27,479,888	26,061,302
Net change in unrealized appreciation (depreciation)	+	(121,388,225)	23,445,012
Increase (decrease) in net assets from operations		(79,588,429)	60,952,866
Distributions to Shareholders
Total distributions		($44,690,295)	($28,006,553)

Transactions in Fund Shares
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,597,608	$44,007,516	3,457,644	$62,047,856
Shares reinvested		2,115,919	40,244,771	1,580,131	25,376,894
Shares redeemed	+	(3,875,735)	(64,292,020)	(4,966,158)	(89,453,708)
Net transactions in fund shares		837,792	$19,960,267	71,617	($2,028,958)
Shares Outstanding and Net Assets
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		36,069,760	$690,800,823	35,998,143	$659,883,468
Total increase or decrease	+	837,792	(104,318,457)	71,617	30,917,355
End of period		36,907,552	$586,482,366	36,069,760	$690,800,823
22
Schwab MarketTrack Portfolios  |  Semiannual Report
See financial notes

Schwab MarketTrack Growth Portfolio
Financial Statements
Financial Highlights
	11/1/19– 4/30/20*	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15
Per-Share Data
Net asset value at beginning of period	$23.54	$22.67	$23.47	$20.54	$22.68	$23.20
Income (loss) from investment operations:
Net investment income (loss)[1]	0.41	0.41	0.37	0.34	0.32	0.34
Net realized and unrealized gains (losses)	(2.14)	1.62	(0.04)	3.37	0.41	(0.12)
Total from investment operations	(1.73)	2.03	0.33	3.71	0.73	0.22
Less distributions:
Distributions from net investment income	(0.47)	(0.45)	(0.40)	(0.36)	(0.39)	(0.35)
Distributions from net realized gains	(0.88)	(0.71)	(0.73)	(0.42)	(2.48)	(0.39)
Total distributions	(1.35)	(1.16)	(1.13)	(0.78)	(2.87)	(0.74)
Net asset value at end of period	$20.46	$23.54	$22.67	$23.47	$20.54	$22.68
Total return	(8.07%) [2]	9.86%	1.28%	18.52%	3.88%	0.95%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.39% [4]	0.40%	0.39%	0.40%	0.41%	0.42% [5]
Gross operating expenses[3]	0.40% [4]	0.40%	0.39%	0.40%	0.41%	0.42% [5]
Net investment income (loss)	3.75% [4]	1.82%	1.59%	1.57%	1.61%	1.50%
Portfolio turnover rate	17% [2]	7%	7%	20% [6]	12%	36% [7]
Net assets, end of period (x 1,000,000)	$717	$817	$783	$804	$707	$716

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4
Annualized.
5
Effective December 1, 2014, the management fee was reduced. The ratio presented for the period ended 10/31/15 is a blended ratio.
6
The portfolio turnover rate increased due to the in-kind transactions relating to Schwab Total Bond Market Fund and Schwab U.S. Aggregate Bond Index Fund. For comparison purposes, the portfolio turnover rate would have been 6% without including these transactions. There were no transaction costs associated with these transactions.
7
The portfolio turnover rate increased due to the addition of Schwab Fundamental Index Funds to the portfolio during the period.
23
Schwab MarketTrack Portfolios  |  Semiannual Report
See financial notes

Schwab MarketTrack Growth Portfolio
Portfolio Holdings as of April 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.7% of net assets

Equity Funds 80.1%
International 19.9%
Schwab Fundamental Emerging Markets Large Company Index Fund	3,275,930	23,193,587
Schwab Fundamental International Large Company Index Fund	4,101,811	28,507,588
Schwab Fundamental International Small Company Index Fund	2,327,386	23,622,967
Schwab International Index Fund	3,957,956	67,126,932
		142,451,074
Large-Cap 43.6%
Schwab Fundamental US Large Company Index Fund	5,783,021	85,588,709
Schwab S&P 500 Index Fund	4,542,662	203,511,257
Schwab U.S. Large-Cap Growth Index Fund	460,759	23,747,519
		312,847,485
Real Estate 3.9%
Schwab U.S. REIT ETF	791,746	27,924,881
		27,924,881
Small-Cap 12.7%
Schwab Fundamental US Small Company Index Fund	2,607,686	27,146,009
Schwab Small-Cap Index Fund	2,781,570	63,976,120
		91,122,129
		574,345,569

Security	Number of Shares	Value ($)
Fixed-Income Funds 15.9%
Intermediate-Term Bond 15.9%
Schwab U.S. Aggregate Bond Index Fund	10,645,224	114,223,253

Money Market Fund 2.7%
Schwab Variable Share Price Money Fund, Ultra Shares 0.55% (a)	19,540,982	19,552,706
Total Affiliated Underlying Funds
(Cost $516,070,373)		708,121,528
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.9% of net assets

Time Deposit 0.9%
Citibank
0.01%, 05/01/20 (b)	6,218,253	6,218,253
Total Short-Term Investment
(Cost $6,218,253)		6,218,253
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

24
Schwab MarketTrack Portfolios  |  Semiannual Report
See financial notes

Schwab MarketTrack Growth Portfolio
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2020:
Affiliated Underlying Funds	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 04/30/20	Balance of Shares Held at 04/30/20	Distributions Received*
Schwab Fundamental Emerging Markets Large Company Index Fund	$28,413,513	$2,746,380	($1,610,000)	$129,514	($6,485,820)	$23,193,587	3,275,930	$1,066,381
Schwab Fundamental International Large Company Index Fund	32,938,332	3,239,233	—	—	(7,669,977)	28,507,588	4,101,811	1,219,232
Schwab Fundamental International Small Company Index Fund	26,960,646	1,903,215	—	—	(5,240,894)	23,622,967	2,327,386	773,215
Schwab Fundamental US Large Company Index Fund	98,801,392	7,108,339	(4,530,000)	448,637	(16,239,659)	85,588,709	5,783,021	5,178,338
Schwab Fundamental US Small Company Index Fund	48,680,656	5,160,148	(17,200,000)	(893,257)	(8,601,538)	27,146,009	2,607,686	1,810,147
Schwab International Index Fund	75,410,421	5,359,153	—	—	(13,642,642)	67,126,932	3,957,956	2,359,153
Schwab S&P 500 Index Fund	229,515,716	8,174,564	(22,920,000)	11,301,193	(22,560,216)	203,511,257	4,542,662	4,594,565
Schwab Small-Cap Index Fund	114,668,640	14,986,509	(46,970,000)	10,759,245	(29,468,274)	63,976,120	2,781,570	6,906,509
Schwab U.S. Aggregate Bond Index Fund	120,769,170	15,735,299	(26,240,000)	978,553	2,980,231	114,223,253	10,645,224	1,615,775
Schwab U.S. Large-Cap Growth Index Fund	—	26,270,000	(3,190,000)	(97,341)	764,860	23,747,519	460,759	—
Schwab U.S. REIT ETF	—	35,077,391	(1,216,520)	(590,543)	(5,345,447)	27,924,881	791,746	81,150
Schwab Variable Share Price Money Fund, Ultra Shares	33,651,006	3,250,492	(17,350,000)	4,565	(3,357)	19,552,706	19,540,982	226,121
Total	$809,809,492	$129,010,723	($141,226,520)	$22,040,566	($111,512,733)	$708,121,528		$25,830,586
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$708,121,528	$—	$—	$708,121,528
Short-Term Investment[1]	—	6,218,253	—	6,218,253
Total	$708,121,528	$6,218,253	$—	$714,339,781
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
25
Schwab MarketTrack Portfolios  |  Semiannual Report
See financial notes

Schwab MarketTrack Growth Portfolio
Statement of Assets and Liabilities

As of April 30, 2020; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $516,070,373)		$708,121,528
Investments in unaffiliated issuers, at value (cost $6,218,253)		6,218,253
Receivables:
Investments sold		12,000,000
Fund shares sold		822,903
Dividends		225,711
Prepaid expenses	+	16,277
Total assets		727,404,672
Liabilities
Payables:
Investments bought		9,549,906
Investment adviser and administrator fees		72,611
Shareholder service fees		134,603
Independent trustees’ fees		39
Fund shares redeemed		330,092
Accrued expenses	+	87,962
Total liabilities		10,175,213
Net Assets
Total assets		727,404,672
Total liabilities	–	10,175,213
Net assets		$717,229,459
Net Assets by Source
Capital received from investors		494,193,925
Total distributable earnings		223,035,534

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$717,229,459		35,057,921		$20.46

26
Schwab MarketTrack Portfolios  |  Semiannual Report
See financial notes

Schwab MarketTrack Growth Portfolio
Statement of Operations

For the period November 1, 2019 through April 30, 2020; unaudited
Investment Income
Dividends received from affiliated underlying funds		$16,149,446
Interest	+	25,515
Total investment income		16,174,961
Expenses
Investment adviser and administrator fees		508,940
Shareholder service fees		939,091
Shareholder reports		34,314
Registration fees		17,223
Professional fees		15,406
Portfolio accounting fees		14,231
Transfer agent fees		9,881
Independent trustees’ fees		5,692
Custodian fees		1,720
Other expenses	+	5,360
Total expenses		1,551,858
Expense reduction by CSIM and its affiliates	–	9,881
Net expenses	–	1,541,977
Net investment income		14,632,984
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		9,681,140
Net realized gains on sales of affiliated underlying funds	+	22,040,566
Net realized gains		31,721,706
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	(111,512,733)
Net realized and unrealized losses		(79,791,027)
Decrease in net assets resulting from operations		($65,158,043)
27
Schwab MarketTrack Portfolios  |  Semiannual Report
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Schwab MarketTrack Growth Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/19-4/30/20		11/1/18-10/31/19
Net investment income		$14,632,984	$14,441,539
Net realized gains		31,721,706	31,540,675
Net change in unrealized appreciation (depreciation)	+	(111,512,733)	28,613,519
Increase (decrease) in net assets from operations		(65,158,043)	74,595,733
Distributions to Shareholders
Total distributions		($46,215,156)	($39,927,176)

Transactions in Fund Shares
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,999,552	$43,353,818	2,937,909	$65,107,948
Shares reinvested		1,816,570	42,344,247	1,829,307	36,750,784
Shares redeemed	+	(3,448,902)	(73,627,024)	(4,611,016)	(102,839,073)
Net transactions in fund shares		367,220	$12,071,041	156,200	($980,341)
Shares Outstanding and Net Assets
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		34,690,701	$816,531,617	34,534,501	$782,843,401
Total increase or decrease	+	367,220	(99,302,158)	156,200	33,688,216
End of period		35,057,921	$717,229,459	34,690,701	$816,531,617
28
Schwab MarketTrack Portfolios  |  Semiannual Report
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Schwab MarketTrack Balanced Portfolio
Financial Statements
Financial Highlights
	11/1/19– 4/30/20*	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15
Per-Share Data
Net asset value at beginning of period	$18.75	$18.24	$19.12	$17.35	$19.07	$19.50
Income (loss) from investment operations:
Net investment income (loss)[1]	0.30	0.36	0.34	0.30	0.27	0.29
Net realized and unrealized gains (losses)	(1.12)	1.32	(0.24)	2.02	0.35	(0.08)
Total from investment operations	(0.82)	1.68	0.10	2.32	0.62	0.21
Less distributions:
Distributions from net investment income	(0.39)	(0.39)	(0.33)	(0.30)	(0.33)	(0.30)
Distributions from net realized gains	(0.43)	(0.78)	(0.65)	(0.25)	(2.01)	(0.34)
Total distributions	(0.82)	(1.17)	(0.98)	(0.55)	(2.34)	(0.64)
Net asset value at end of period	$17.11	$18.75	$18.24	$19.12	$17.35	$19.07
Total return	(4.71%) [2]	10.14%	0.44%	13.71%	3.92%	1.10%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.40% [4]	0.40%	0.40%	0.40%	0.41%	0.42% [5]
Gross operating expenses[3]	0.40% [4]	0.40%	0.40%	0.40%	0.41%	0.42% [5]
Net investment income (loss)	3.34% [4]	1.99%	1.79%	1.67%	1.60%	1.51%
Portfolio turnover rate	18% [2]	11%	8%	46% [6]	15%	36% [7]
Net assets, end of period (x 1,000,000)	$497	$545	$515	$551	$516	$512

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4
Annualized.
5
Effective December 1, 2014, the management fee was reduced. The ratio presented for the period ended 10/31/15 is a blended ratio.
6
The portfolio turnover rate increased due to the in-kind transactions relating to Schwab Total Bond Market Fund and Schwab U.S. Aggregate Bond Index Fund. For comparison purposes, the portfolio turnover rate would have been 10% without including these transactions. There were no transaction costs associated with these transactions.
7
The portfolio turnover rate increased due to the addition of Schwab Fundamental Index Funds to the portfolio during the period.
29
Schwab MarketTrack Portfolios  |  Semiannual Report
See financial notes

Schwab MarketTrack Balanced Portfolio
Portfolio Holdings as of April 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.8% of net assets

Equity Funds 60.1%
International 14.9%
Schwab Fundamental Emerging Markets Large Company Index Fund	1,692,183	11,980,659
Schwab Fundamental International Large Company Index Fund	2,141,437	14,882,989
Schwab Fundamental International Small Company Index Fund	1,199,899	12,178,974
Schwab International Index Fund	2,046,663	34,711,401
		73,754,023
Large-Cap 33.3%
Schwab Fundamental US Large Company Index Fund	3,003,821	44,456,550
Schwab S&P 500 Index Fund	2,367,912	106,082,463
Schwab U.S. Large-Cap Growth Index Fund	290,146	14,954,142
		165,493,155
Small-Cap 9.0%
Schwab Fundamental US Small Company Index Fund	1,282,713	13,353,044
Schwab Small-Cap Index Fund	1,370,097	31,512,222
		44,865,266
Real Estate 2.9%
Schwab U.S. REIT ETF	407,249	14,363,672
		298,476,116

Fixed-Income Funds 35.9%
Intermediate-Term Bond 35.0%
Schwab U.S. Aggregate Bond Index Fund	16,205,521	173,885,242
Security	Number of Shares	Value ($)
Short-Term Bond 0.9%
Schwab Short-Term Bond Index Fund	459,531	4,742,357
		178,627,599

Money Market Fund 2.8%
Schwab Variable Share Price Money Fund, Ultra Shares 0.55% (a)	13,748,862	13,757,111
Total Affiliated Underlying Funds
(Cost $380,944,062)		490,860,826
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.9% of net assets

Time Deposit 0.9%
Sumitomo Mitsui Trust Banking, Limited
0.01%, 05/01/20 (b)	4,450,963	4,450,963
Total Short-Term Investment
(Cost $4,450,963)		4,450,963
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

30
Schwab MarketTrack Portfolios  |  Semiannual Report
See financial notes

Schwab MarketTrack Balanced Portfolio
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2020:
Affiliated Underlying Funds	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 04/30/20	Balance of Shares Held at 04/30/20	Distributions Received*
Schwab Fundamental Emerging Markets Large Company Index Fund	$13,985,994	$2,288,100	($1,150,000)	($128,872)	($3,014,563)	$11,980,659	1,692,183	$548,100
Schwab Fundamental International Large Company Index Fund	16,361,563	2,255,633	—	—	(3,734,207)	14,882,989	2,141,437	605,633
Schwab Fundamental International Small Company Index Fund	13,942,514	1,973,121	(1,260,000)	(156,856)	(2,319,805)	12,178,974	1,199,899	383,121
Schwab Fundamental US Large Company Index Fund	49,891,262	6,551,363	(4,385,000)	68,441	(7,669,516)	44,456,550	3,003,821	2,591,363
Schwab Fundamental US Small Company Index Fund	24,552,319	3,402,956	(10,110,000)	(594,878)	(3,897,353)	13,353,044	1,282,713	912,956
Schwab International Index Fund	38,010,985	4,229,143	(690,000)	668	(6,839,395)	34,711,401	2,046,663	1,189,143
Schwab S&P 500 Index Fund	114,675,422	7,585,313	(10,875,000)	3,625,671	(8,928,943)	106,082,463	2,367,912	2,275,313
Schwab Short-Term Bond Index Fund	—	5,367,294	(680,000)	6	55,057	4,742,357	459,531	17,323
Schwab Small-Cap Index Fund	56,788,172	8,543,448	(24,760,000)	5,981,459	(15,040,857)	31,512,222	1,370,097	3,443,449
Schwab U.S. Aggregate Bond Index Fund	189,452,490	16,519,596	(38,167,025)	1,530,666	4,549,515	173,885,242	16,205,521	2,500,329
Schwab U.S. Large-Cap Growth Index Fund	—	16,050,000	(1,630,000)	52,499	481,643	14,954,142	290,146	—
Schwab U.S. REIT ETF	—	17,973,932	(727,449)	(167,429)	(2,715,382)	14,363,672	407,249	43,817
Schwab Variable Share Price Money Fund, Ultra Shares	23,045,463	1,670,314	(10,960,000)	2,727	(1,393)	13,757,111	13,748,862	153,721
Total	$540,706,184	$94,410,213	($105,394,474)	$10,214,102	($49,075,199)	$490,860,826		$14,664,268
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$490,860,826	$—	$—	$490,860,826
Short-Term Investment[1]	—	4,450,963	—	4,450,963
Total	$490,860,826	$4,450,963	$—	$495,311,789
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
31
Schwab MarketTrack Portfolios  |  Semiannual Report
See financial notes

Schwab MarketTrack Balanced Portfolio
Statement of Assets and Liabilities

As of April 30, 2020; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $380,944,062)		$490,860,826
Investments in unaffiliated issuers, at value (cost $4,450,963)		4,450,963
Receivables:
Investments sold		10,567,449
Fund shares sold		418,207
Dividends		352,412
Prepaid expenses	+	15,817
Total assets		506,665,674
Liabilities
Payables:
Investments bought		9,477,802
Investment adviser and administrator fees		50,982
Shareholder service fees		94,814
Independent trustees’ fees		16
Fund shares redeemed		71,606
Accrued expenses	+	59,036
Total liabilities		9,754,256
Net Assets
Total assets		506,665,674
Total liabilities	–	9,754,256
Net assets		$496,911,418
Net Assets by Source
Capital received from investors		374,730,676
Total distributable earnings		122,180,742

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$496,911,418		29,038,701		$17.11

32
Schwab MarketTrack Portfolios  |  Semiannual Report
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Schwab MarketTrack Balanced Portfolio
Statement of Operations

For the period November 1, 2019 through April 30, 2020; unaudited
Investment Income
Dividends received from affiliated underlying funds		$9,827,183
Interest	+	14,674
Total investment income		9,841,857
Expenses
Investment adviser and administrator fees		342,639
Shareholder service fees		636,418
Shareholder reports		17,809
Registration fees		16,351
Professional fees		14,594
Portfolio accounting fees		12,784
Transfer agent fees		6,151
Independent trustees’ fees		5,068
Custodian fees		1,838
Other expenses	+	3,920
Total expenses		1,057,572
Expense reduction by CSIM and its affiliates	–	6,151
Net expenses	–	1,051,421
Net investment income		8,790,436
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		4,837,085
Net realized gains on sales of affiliated underlying funds	+	10,214,102
Net realized gains		15,051,187
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	(49,075,199)
Net realized and unrealized losses		(34,024,012)
Decrease in net assets resulting from operations		($25,233,576)
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Schwab MarketTrack Balanced Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/19-4/30/20		11/1/18-10/31/19
Net investment income		$8,790,436	$10,507,329
Net realized gains		15,051,187	12,873,385
Net change in unrealized appreciation (depreciation)	+	(49,075,199)	27,918,849
Increase (decrease) in net assets from operations		(25,233,576)	51,299,563
Distributions to Shareholders
Total distributions		($23,741,670)	($32,704,957)

Transactions in Fund Shares
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,119,947	$37,660,519	4,645,103	$82,462,045
Shares reinvested		1,162,605	21,612,831	1,824,301	29,754,346
Shares redeemed	+	(3,288,204)	(57,940,368)	(5,649,914)	(100,958,347)
Net transactions in fund shares		(5,652)	$1,332,982	819,490	$11,258,044
Shares Outstanding and Net Assets
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		29,044,353	$544,553,682	28,224,863	$514,701,032
Total increase or decrease	+	(5,652)	(47,642,264)	819,490	29,852,650
End of period		29,038,701	$496,911,418	29,044,353	$544,553,682
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Schwab MarketTrack Conservative Portfolio
Financial Statements
Financial Highlights
	11/1/19– 4/30/20*	11/1/18– 10/31/19	11/1/17– 10/31/18	11/1/16– 10/31/17	11/1/15– 10/31/16	11/1/14– 10/31/15
Per-Share Data
Net asset value at beginning of period	$16.43	$15.63	$16.27	$15.31	$15.94	$16.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.23	0.35	0.31	0.27	0.24	0.25
Net realized and unrealized gains (losses)	(0.49)	1.18	(0.38)	1.09	0.30	(0.05)
Total from investment operations	(0.26)	1.53	(0.07)	1.36	0.54	0.20
Less distributions:
Distributions from net investment income	(0.24)	(0.36)	(0.32)	(0.28)	(0.27)	(0.26)
Distributions from net realized gains	(0.19)	(0.37)	(0.25)	(0.12)	(0.90)	—
Total distributions	(0.43)	(0.73)	(0.57)	(0.40)	(1.17)	(0.26)
Net asset value at end of period	$15.74	$16.43	$15.63	$16.27	$15.31	$15.94
Total return	(1.61%) [2]	10.31%	(0.49%)	9.07%	3.68%	1.23%
Ratios/Supplemental Data
Ratios to average net assets:
Net operating expenses[3]	0.42% [4]	0.43%	0.41%	0.42%	0.43%	0.43% [5]
Gross operating expenses[3]	0.42% [4]	0.43%	0.41%	0.42%	0.44%	0.44% [5]
Net investment income (loss)	2.93% [4]	2.19%	1.93%	1.71%	1.61%	1.54%
Portfolio turnover rate	17% [2]	26%	9%	74% [6]	10%	24% [7]
Net assets, end of period (x 1,000,000)	$247	$263	$239	$251	$238	$228

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
The expenses incurred by underlying funds in which the fund invests are not included in this ratio.
4
Annualized.
5
Effective December 1, 2014, the management fee was reduced. The ratio presented for the period ended 10/31/15 is a blended ratio.
6
The portfolio turnover rate increased due to the in-kind transactions relating to Schwab Total Bond Market Fund and Schwab U.S. Aggregate Bond Index Fund. For comparison purposes, the portfolio turnover rate would have been 23% without including these transactions. There were no transaction costs associated with these transactions.
7
The portfolio turnover rate increased due to the addition of Schwab Fundamental Index Funds to the portfolio during the period.
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Schwab MarketTrack Conservative Portfolio
Portfolio Holdings as of April 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.0% of net assets

Equity Funds 40.1%
International 9.8%
Schwab Fundamental Emerging Markets Large Company Index Fund	550,625	3,898,422
Schwab Fundamental International Large Company Index Fund	671,527	4,667,111
Schwab Fundamental International Small Company Index Fund	402,721	4,087,616
Schwab International Index Fund	687,886	11,666,540
		24,319,689
Large-Cap 22.3%
Schwab Fundamental US Large Company Index Fund	996,938	14,754,676
Schwab S&P 500 Index Fund	791,765	35,471,053
Schwab U.S. Large-Cap Growth Index Fund	96,366	4,966,716
		55,192,445
Real Estate 1.9%
Schwab U.S. REIT ETF	132,901	4,687,418
Small-Cap 6.1%
Schwab Fundamental US Small Company Index Fund	426,158	4,436,301
Schwab Small-Cap Index Fund	458,286	10,540,574
		14,976,875
		99,176,427

Fixed-Income Funds 56.0%
Intermediate-Term Bond 55.0%
Schwab U.S. Aggregate Bond Index Fund	12,687,501	136,136,887
Security	Number of Shares	Value ($)
Short-Term Bond 1.0%
Schwab Short-Term Bond Index Fund	231,412	2,388,169

Money Market Fund 2.9%
Schwab Variable Share Price Money Fund, Ultra Shares 0.55% (a)	7,209,036	7,213,361
Total Affiliated Underlying Funds
(Cost $202,240,830)		244,914,844
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.9% of net assets

Time Deposit 0.9%
Banco Santander
0.01%, 05/01/20 (b)	2,388,910	2,388,910
Total Short-Term Investment
(Cost $2,388,910)		2,388,910
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

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Schwab MarketTrack Conservative Portfolio
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended April 30, 2020:
Affiliated Underlying Funds	Market Value at 10/31/19	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Market Value at 04/30/20	Balance of Shares Held at 04/30/20	Distributions Received*
Schwab Fundamental Emerging Markets Large Company Index Fund	$4,603,496	$760,407	($340,000)	($89,036)	($1,036,445)	$3,898,422	550,625	$180,407
Schwab Fundamental International Large Company Index Fund	5,300,132	1,214,200	(660,000)	(48,110)	(1,139,111)	4,667,111	671,527	184,199
Schwab Fundamental International Small Company Index Fund	4,204,530	950,583	(230,000)	(47,510)	(789,987)	4,087,616	402,721	120,583
Schwab Fundamental US Large Company Index Fund	16,081,095	3,542,582	(2,370,000)	(68,529)	(2,430,472)	14,754,676	996,938	842,581
Schwab Fundamental US Small Company Index Fund	8,140,482	1,175,423	(3,460,000)	(130,278)	(1,289,326)	4,436,301	426,158	295,423
Schwab International Index Fund	12,298,142	1,984,737	(310,000)	(116,647)	(2,189,692)	11,666,540	687,886	384,737
Schwab S&P 500 Index Fund	37,203,924	6,069,187	(6,040,000)	290,505	(2,052,563)	35,471,053	791,765	739,187
Schwab Short-Term Bond Index Fund	—	2,658,717	(300,000)	1,726	27,726	2,388,169	231,412	8,733
Schwab Small-Cap Index Fund	18,249,017	3,832,850	(8,490,000)	1,374,204	(4,425,497)	10,540,574	458,286	1,102,851
Schwab U.S. Aggregate Bond Index Fund	144,260,615	10,061,062	(22,800,927)	746,025	3,870,112	136,136,887	12,687,501	1,920,648
Schwab U.S. Large-Cap Growth Index Fund	—	5,310,000	(520,000)	16,748	159,968	4,966,716	96,366	—
Schwab U.S. REIT ETF	—	6,224,037	(557,710)	(172,724)	(806,185)	4,687,418	132,901	13,916
Schwab Variable Share Price Money Fund, Ultra Shares	10,780,838	1,081,151	(4,650,000)	1,695	(323)	7,213,361	7,209,036	73,596
Total	$261,122,271	$44,864,936	($50,728,637)	$1,758,069	($12,101,795)	$244,914,844		$5,866,861
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of April 30, 2020 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$244,914,844	$—	$—	$244,914,844
Short-Term Investment[1]	—	2,388,910	—	2,388,910
Total	$244,914,844	$2,388,910	$—	$247,303,754
[1]	As categorized in Portfolio Holdings.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.
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Schwab MarketTrack Conservative Portfolio
Statement of Assets and Liabilities

As of April 30, 2020; unaudited
Assets
Investments in affiliated underlying funds, at value (cost $202,240,830)		$244,914,844
Investments in unaffiliated issuers, at value (cost $2,388,910)		2,388,910
Receivables:
Investments sold		5,123,930
Dividends		275,507
Fund shares sold		154,017
Prepaid expenses	+	15,589
Total assets		252,872,797
Liabilities
Payables:
Investments bought		5,202,847
Investment adviser and administrator fees		25,612
Shareholder service fees		48,595
Fund shares redeemed		120,377
Accrued expenses	+	40,586
Total liabilities		5,438,017
Net Assets
Total assets		252,872,797
Total liabilities	–	5,438,017
Net assets		$247,434,780
Net Assets by Source
Capital received from investors		204,007,040
Total distributable earnings		43,427,740

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$247,434,780		15,720,417		$15.74

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Schwab MarketTrack Conservative Portfolio
Statement of Operations

For the period November 1, 2019 through April 30, 2020; unaudited
Investment Income
Dividends received from affiliated underlying funds		$4,307,872
Interest	+	7,792
Total investment income		4,315,664
Expenses
Investment adviser and administrator fees		167,798
Shareholder service fees		315,695
Registration fees		15,310
Professional fees		13,741
Portfolio accounting fees		11,235
Shareholder reports		9,683
Independent trustees’ fees		4,423
Transfer agent fees		3,153
Custodian fees		1,643
Other expenses	+	2,432
Total expenses		545,113
Expense reduction by CSIM and its affiliates	–	3,153
Net expenses	–	541,960
Net investment income		3,773,704
Realized and Unrealized Gains (Losses)
Realized capital gain distributions received from affiliated underlying funds		1,558,989
Net realized gains on sales of affiliated underlying funds	+	1,758,069
Net realized gains		3,317,058
Net change in unrealized appreciation (depreciation) on affiliated underlying funds	+	(12,101,795)
Net realized and unrealized losses		(8,784,737)
Decrease in net assets resulting from operations		($5,011,033)
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Schwab MarketTrack Conservative Portfolio
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	11/1/19-4/30/20		11/1/18-10/31/19
Net investment income		$3,773,704	$5,503,537
Net realized gains		3,317,058	2,283,185
Net change in unrealized appreciation (depreciation)	+	(12,101,795)	16,814,789
Increase (decrease) in net assets from operations		(5,011,033)	24,601,511
Distributions to Shareholders
Total distributions		($7,009,277)	($11,877,962)

Transactions in Fund Shares
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,694,688	$27,338,086	5,250,695	$82,352,774
Shares reinvested		376,152	6,111,167	706,231	10,568,989
Shares redeemed	+	(2,384,572)	(37,367,114)	(5,219,713)	(81,340,605)
Net transactions in fund shares		(313,732)	($3,917,861)	737,213	$11,581,158
Shares Outstanding and Net Assets
		11/1/19-4/30/20		11/1/18-10/31/19
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		16,034,149	$263,372,951	15,296,936	$239,068,244
Total increase or decrease	+	(313,732)	(15,938,171)	737,213	24,304,707
End of period		15,720,417	$247,434,780	16,034,149	$263,372,951
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Schwab MarketTrack Portfolios
Financial Notes, unaudited

1. Business Structure of the Funds:
Schwab MarketTrack All Equity Portfolio, Schwab MarketTrack Growth Portfolio, Schwab MarketTrack Balanced Portfolio, and Schwab MarketTrack Conservative Portfolio (the funds) are each a series of Schwab Capital Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB CAPITAL TRUST (ORGANIZED MAY 7, 1993)
Schwab MarketTrack All Equity Portfolio	Schwab Target 2040 Fund
Schwab MarketTrack Growth Portfolio	Schwab Target 2045 Fund
Schwab MarketTrack Balanced Portfolio	Schwab Target 2050 Fund
Schwab MarketTrack Conservative Portfolio	Schwab Target 2055 Fund
Schwab S&P 500 Index Fund	Schwab Target 2060 Fund
Schwab Small-Cap Index Fund®	Schwab Fundamental US Large Company Index Fund
Schwab Total Stock Market Index Fund®	Schwab Fundamental US Small Company Index Fund
Schwab U.S. Large-Cap Growth Index Fund	Schwab Fundamental International Large Company Index Fund
Schwab U.S. Large-Cap Value Index Fund	Schwab Fundamental International Small Company Index Fund
Schwab U.S. Mid-Cap Index Fund	Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab International Index Fund®	Schwab Fundamental Global Real Estate Index Fund
Laudus International MarketMasters Fund™	Schwab Target 2010 Index Fund
Schwab Balanced Fund	Schwab Target 2015 Index Fund
Schwab Core Equity Fund	Schwab Target 2020 Index Fund
Schwab Dividend Equity Fund	Schwab Target 2025 Index Fund
Schwab Large-Cap Growth Fund	Schwab Target 2030 Index Fund
Schwab Small-Cap Equity Fund	Schwab Target 2035 Index Fund
Schwab Hedged Equity Fund	Schwab Target 2040 Index Fund
Schwab Health Care Fund	Schwab Target 2045 Index Fund
Schwab International Core Equity Fund	Schwab Target 2050 Index Fund
Schwab Target 2010 Fund	Schwab Target 2055 Index Fund
Schwab Target 2015 Fund	Schwab Target 2060 Index Fund
Schwab Target 2020 Fund	Schwab Monthly Income Fund - Moderate Payout
Schwab Target 2025 Fund	Schwab Monthly Income Fund - Enhanced Payout
Schwab Target 2030 Fund	Schwab Monthly Income Fund - Maximum Payout
Schwab Target 2035 Fund
The Schwab MarketTrack Portfolios are primarily “funds of funds.” Each of the funds seeks to achieve its investment objective by investing mainly in a combination of other Schwab Funds (underlying funds) in accordance with its target portfolio allocation. The funds may also invest directly in equity or fixed-income securities, other mutual funds, exchange-traded funds (ETFs) and cash equivalents, including money market securities, to achieve their investment objectives.
Each fund in this report offers one share class. Shares are bought and sold at closing net asset value per share (NAV), which is the price for all outstanding shares of a fund. Each share has a par value of 1/1,000 of a cent, and the funds’ Board of Trustees (the Board) may authorize the issuance of as many shares as necessary.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The financial statements of the funds should be read in conjunction with the underlying funds’ financial statements. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed and available on the U.S. Securities and Exchange Commissions (SEC) website at www.sec.gov.
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Schwab MarketTrack Portfolios
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Under procedures approved by the Board, the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs). Exchange-traded funds (ETFs) traded on a recognized securities exchange are valued at the last reported sale price that day or the official closing price, if applicable.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates market value.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial
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Schwab MarketTrack Portfolios
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of April 30, 2020 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Cash Management Transactions: The funds may subscribe to the Brown Brothers Harriman & Co. (BBH) Cash Management Service Sweep (CMS Sweep). The BBH CMS Sweep is an investment product that automatically sweeps the funds’ cash balances into overnight offshore time deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the funds to earn interest on cash balances. Excess cash invested with deposit institutions domiciled outside of the U.S., as with any offshore deposit, may be subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. The funds bear the risk associated with the repayment of principal and payment of interest on such instruments by the institution with which the deposit is ultimately placed.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Expenses that are specific to a fund are charged directly to the fund. Expenses that are common to more than one fund in the trusts generally are allocated among those funds in proportion to their average daily net assets. Each fund bears its share of the acquired fund fees and expenses of the underlying funds, which are indirect expenses incurred by the fund through its investments in the underlying funds. Such expenses are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The funds make distributions from net investment income and net realized capital gains, if any, once a year, except for the Schwab MarketTrack Conservative Portfolio, which makes distributions from net investment income quarterly.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
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Schwab MarketTrack Portfolios
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(i) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.
(j) Recent Accounting Standards:
In August 2018, the FASB issued Accounting Standards Update “Fair Value Measurement (Topic 820)” (ASU 2018-13) which modifies the disclosure requirements for fair value measurement by removing, modifying, or adding certain disclosures. The amendments are effective for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The funds are permitted to early adopt any removed or modified disclosures upon issuance of this update and delay adoption of the additional disclosures until their effective date. The funds have early adopted certain removed or modified disclosures, including the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy and the policy for timing of transfers between levels upon issuance of ASU 2018-13, and have delayed adoption of the additional disclosures until their effective date. At this time, management is currently evaluating the impact that the adoption of the additional disclosures will have on the funds’ financial statements.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Asset Allocation Risk. The funds are subject to the risk that the selection of the underlying funds and the allocation of a fund’s assets among the various asset classes and market segments may cause the fund to underperform other funds with a similar investment objective.
Conflicts of Interest Risk. The investment adviser’s authority to select and substitute underlying funds from a variety of affiliated and unaffiliated mutual funds and ETFs may create a conflict of interest because the fees paid to it and its affiliates by some underlying funds are higher than the fees paid by other underlying funds. The investment adviser also may have an incentive to select an affiliated underlying fund for other reasons, including to increase assets under management or to support new investment strategies. In addition, other conflicts of interest may exist where the best interests of the affiliated underlying fund may not be aligned with those of a fund. However, the investment adviser is a fiduciary to the fund and is legally obligated to act in the fund’s best interests when selecting underlying funds.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Exchange-Traded Fund (ETF) Risk. When a fund invests in an ETF, it will bear a proportionate share of the ETF’s expenses. In addition, lack of liquidity in the market for an ETF’s shares can result in its value being more volatile than the underlying portfolio of securities.
Direct Investment Risk. The funds may invest directly in cash, cash equivalents and equity and fixed-income securities, including money market securities, to maintain their allocations. A fund’s direct investment in these securities is subject to the same or similar risks as an underlying fund’s investment in the same securities.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Underlying Fund Investment Risk. Before investing in the funds, investors should assess the risks associated with the underlying funds in which the funds may invest, which include any combination of the risks described below.
•   Investment Risk. The funds may experience losses with respect to their investment in an underlying fund. Further, there is no guarantee that an underlying fund will be able to achieve its objective.
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
•   Investment Style Risk. Certain underlying funds seek to track the performance of various segments of the stock market, as measured by their respective indices. Such underlying funds follow these stocks during upturns as well as downturns. Because of their indexing strategy, these underlying funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of an underlying fund’s expenses, the underlying fund’s performance is normally below that of the index.
•   Tracking Error Risk. Each underlying index fund seeks to track the performance of its benchmark index, although it may not be successful in doing so. The divergence between the performance of a fund and its benchmark index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant. If the underlying fund utilizes a sampling approach, it may not track the return of the index as well as it would if the underlying fund purchased all of the securities in the index.
•   Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
•   Fixed Income Risk. Interest rates rise and fall over time, which will affect an underlying fund’s yield and share price. A change in a central bank’s monetary policy or economic conditions, among other things, may result in a change in interest rates. A rise in interest rates could cause an underlying fund’s share price to fall. The credit quality of a portfolio investment could also cause an underlying fund’s share price to fall. An underlying fund could lose money if the issuer or guarantor of a portfolio investment or the counterparty to a derivatives contract fails to make timely principal or interest payments or otherwise honor its obligations. Fixed income securities may be paid off earlier or later than expected. Either situation could cause an underlying fund to hold securities paying lower-than-market rates of interest, which could hurt the fund’s yield or share price. Below investment-grade bonds (junk bonds) involve greater credit risk, are more volatile, involve greater risk of price declines and may be more susceptible to economic downturns than investment-grade securities.
•   Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, an underlying fund’s performance could be impacted.
•   Real Estate Investment Risk. An underlying fund that has a policy of concentrating its investments in real estate companies and companies related to the real estate industry is subject to risks associated with the direct ownership of real estate securities. These risks include, among others, declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.
•   Money Market Fund Risk. The funds may invest in underlying money market funds that either seek to maintain a stable $1 net asset value (“stable share price money market funds”) or have a share price that fluctuates (“variable share price money market funds”). Although an underlying stable share price money market fund seeks to maintain a stable $1 net asset value, it is possible to lose money by investing in such a money market fund. Because the share price of an underlying variable share price money market fund will fluctuate, when the fund sells the shares it owns they may be worth more or less than what the fund originally paid for them. In addition, neither type of money market fund is designed to offer capital appreciation. Certain underlying money market funds may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if such fund’s liquidity falls below required minimums.
•   Concentration Risk. To the extent that an underlying fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the underlying fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political, or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
•   Foreign Investment Risk. An underlying fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market
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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
structures; and higher transaction costs. These risks may negatively impact the value or liquidity of an underlying fund’s investments, and could impair the underlying fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar.
•   Emerging Markets Risk. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting and reporting requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with an underlying fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
•   Derivatives Risk. An underlying fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right to buy or sell an instrument at a specific price before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A credit default swap is an agreement in which the seller agrees to make a payment to the buyer in the event of a specified credit event in exchange for a fixed payment or series of fixed payments.
An underlying fund’s use of derivative instruments involves risks different from or possibly greater than the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as leverage risk, liquidity risk and market risk are discussed elsewhere in this section. An underlying fund’s use of derivatives is also subject to lack of availability risk, valuation risk, correlation risk and tax risk. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the underlying fund to realize higher amounts of short-term capital gains. An underlying fund’s use of derivatives could reduce the underlying fund’s performance, increase its volatility, and could cause an underlying fund to lose more than the initial amount invested. The use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) by an underlying fund could cause a fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
•   Leverage Risk. Certain underlying fund transactions, such as derivatives transactions, short sales, reverse repurchase agreements, and mortgage dollar rolls, may give rise to a form of leverage and may expose an underlying fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of an underlying fund’s portfolio securities, which means even a small amount of leverage can have a disproportionately large impact on the underlying fund.
•   Liquidity Risk. An underlying fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or an underlying fund may have to sell them at a loss.
•   Portfolio Turnover Risk. Certain of the underlying funds may buy and sell portfolio securities actively. If they do, their portfolio turnover rate and transaction costs will rise, which may lower the underlying fund’s performance and may increase the likelihood of capital gains distributions.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement between CSIM and the trust.
For its advisory and administrative services to the funds, CSIM is entitled to receive an annual fee of 0.13%, payable monthly, based on a percentage of each fund’s average daily net assets.
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Shareholder Servicing
The Board has adopted a Shareholder Servicing Plan (the Plan) on behalf of the funds. The Plan enables each fund to bear expenses relating to the provision by financial intermediaries, including Charles Schwab & Co., Inc. (Schwab), a broker-dealer affiliate of CSIM, (together, service providers), of certain shareholder services to the current shareholders of the funds.
Pursuant to the Plan, each fund’s shares are subject to an annual shareholder servicing fee of up to 0.25%. The shareholder servicing fee paid to a particular service provider is made pursuant to its written agreement with Schwab, as distributor of the funds (or, in the case of payments made to Schwab acting as a service provider, pursuant to Schwab’s written agreement with the funds). Payments under the Plan are made as described above without regard to whether the fee is more or less than the service provider’s actual cost of providing the services, and if more, such excess may be retained as profit by the service provider.
Expense Limitation
Although these agreements specify certain fees for these services, CSIM and its affiliates have agreed with the funds, for so long as CSIM serves as the investment adviser to the funds, which may only be amended or terminated with the approval of the Board, to limit the total annual fund operating expenses charged, excluding interest, taxes and certain non-routine expenses as a percentage of average daily net assets is as follows:
Schwab MarketTrack All Equity Portfolio	Schwab MarketTrack Growth Portfolio	Schwab MarketTrack Balanced Portfolio	Schwab MarketTrack Conservative Portfolio
0.50%	0.50%	0.50%	0.50%
The agreement to limit the funds’ total expenses charged is limited to each fund’s direct operating expenses and, therefore, does not apply to underlying fund fees and expenses, which are indirect expenses incurred by a fund through its investments in the underlying funds.
Investments in Affiliates
The funds may engage in certain transactions involving related parties. Pursuant to an exemptive order issued by the SEC, the funds may invest in other related funds. As of April 30, 2020, each Schwab MarketTrack Portfolio’s ownership percentages of other related funds’ shares are:
Underlying Funds	Schwab MarketTrack All Equity Portfolio	Schwab MarketTrack Growth Portfolio	Schwab MarketTrack Balanced Portfolio	Schwab MarketTrack Conservative Portfolio
Schwab Fundamental Emerging Markets Large Company Index Fund	5.7%	4.5%	2.3%	0.8%
Schwab Fundamental International Large Company Index Fund	3.5%	2.8%	1.5%	0.5%
Schwab Fundamental International Small Company Index Fund	5.1%	4.1%	2.1%	0.7%
Schwab Fundamental US Large Company Index Fund	1.8%	2.0%	1.0%	0.3%
Schwab Fundamental US Small Company Index Fund	1.9%	2.0%	1.0%	0.3%
Schwab International Index Fund	1.5%	1.3%	0.7%	0.2%
Schwab S&P 500 Index Fund	0.5%	0.5%	0.3%	0.1%
Schwab Short-Term Bond Index Fund	—%	—%	0.4%	0.2%
Schwab Small-Cap Index Fund	1.7%	1.8%	0.9%	0.3%
Schwab U.S. Aggregate Bond Index Fund	—%	3.0%	4.6%	3.6%
Schwab U.S. Large-Cap Growth Index Fund	8.8%	7.0%	4.4%	1.5%
Schwab U.S. REIT ETF	0.6%	0.6%	0.3%	0.1%
Schwab Variable Share Price Money Fund, Ultra Shares	—%	0.5%	0.3%	0.2%
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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex (for definition refer to Trustees and Officers section). All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board. The funds had no interfund borrowing or lending activity during the period.

5. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these interested persons for their services as trustees, but it did pay non-interested persons (independent trustees), as noted on each fund’s Statement of Operations. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

6. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $750 million line of credit (the Syndicated Credit Facility), maturing on October 1, 2020. Under the terms of the Syndicated Credit Facility, in addition to the interest charged on any borrowings by a fund, each fund paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $500 million line of credit (the Uncommitted Credit Facility), with State Street Bank and Trust Company, which matured on November 29, 2019. On November 29, 2019, the Uncommitted Credit Facility was amended to run for a new 364 day period with the line of credit amount remaining unchanged, maturing November 27, 2020. Under the terms of the Uncommitted Credit Facility, each fund pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is disclosed on the fund’s Statement of Operations, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

7. Purchases and Sales of Investment Securities:
For the period ended April 30, 2020, purchases and sales of securities (excluding short-term obligations) were as follows:
	Purchases of Securities	Sales of Securities
Schwab MarketTrack All Equity Portfolio	$109,568,453	$109,100,000
Schwab MarketTrack Growth Portfolio	129,010,723	141,226,520
Schwab MarketTrack Balanced Portfolio	94,410,213	105,394,474
Schwab MarketTrack Conservative Portfolio	44,864,936	50,728,637
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Financial Notes, unaudited (continued)

8. Federal Income Taxes:
As of April 30, 2020, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab MarketTrack All Equity Portfolio	Schwab MarketTrack Growth Portfolio	Schwab MarketTrack Balanced Portfolio	Schwab MarketTrack Conservative Portfolio
Tax cost	$462,016,696	$524,609,837	$388,997,259	$208,363,453
Gross unrealized appreciation	$142,629,733	$205,229,746	$111,996,263	$40,867,107
Gross unrealized depreciation	(18,599,754)	(15,499,802)	(5,681,733)	(1,926,806)
Net unrealized appreciation (depreciation)	$124,029,979	$189,729,944	$106,314,530	$38,940,301
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of October 31, 2019, the funds had no capital loss carryforwards available to offset future net capital gains.
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of April 30, 2020. The tax-basis components of distributions paid during the fiscal year ended October 31, 2019, were as follows:
	Schwab MarketTrack All Equity Portfolio	Schwab MarketTrack Growth Portfolio	Schwab MarketTrack Balanced Portfolio	Schwab MarketTrack Conservative Portfolio
Ordinary income	$13,644,585	$16,219,023	$10,931,597	$5,884,258
Long-term capital gains	14,361,968	23,708,153	21,773,360	5,993,704
As of October 31, 2019, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended October 31, 2019, the funds did not incur any interest or penalties.

9. Independent Registered Public Accounting Firm:
On June 8, 2020, the Audit, Compliance and Valuation Committee of the Board approved, and on June 9, 2020, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Schwab Funds Complex for fiscal periods ending after June 8, 2020.
On June 8, 2020, the PricewaterhouseCoopers LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of the Schwab Funds Complex. The Prior Auditor’s reports on the financial statements of the funds for the past two fiscal years, the years ended October 31, 2018 and October 31, 2019, did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles. During the last two fiscal year-ends and through June 8, 2020, there were no (1) disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the Prior Auditor’s satisfaction, would have caused it to make reference to that matter in connection with its reports on the funds’ financial statements for such periods; or (2) “reportable events,” as that term is defined in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
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Trustees and Officers

The tables below give information about the trustees and officers of Schwab Capital Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 99 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the funds’ Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	99	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	99	Director (2005 – present), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	99	None
Stephen Timothy Kochis 1946 Trustee (Trustee of Schwab Strategic Trust since 2012; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	CEO and Owner (May 2012 – present), Kochis Global (wealth management consulting).	99	None
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Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	99	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	99	None
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	99	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	99	None
Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2000; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Chairman, Chief Executive Officer and Founder (Mar. 1990 – present), Smith Graham & Co. (investment advisors).	99	Director (2012 – present), Eaton Corporation plc

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Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	99	Director (2008 – present), The Charles Schwab Corporation
Jonathan de St. Paer[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.	99	None
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.	99	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Trustee and Chief Executive Officer (Apr. 2019 – present) and President (Nov. 2018 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Mark Fischer
1970
Treasurer and Chief Financial Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Equities and Multi-Asset Strategies (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer – Fixed Income
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer – Fixed Income (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
David Lekich
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Secretary (Apr. 2011 – present) and Chief Legal Officer (Dec. 2011 – present), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Secretary (May 2011 – present) and Chief Legal Officer (Nov. 2011 – present), Schwab ETFs.
Catherine MacGregor
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Vice President (Nov. 2005 – present) and Assistant Secretary (June 2007 – present), Schwab Funds; Vice President and Assistant Secretary (Oct. 2009 – present), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger, Mr. de St. Paer and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (CS&Co), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. de St. Paer is an Interested Trustee because he owns stock of CSC and is an employee and director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of CS&Co.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
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Glossary

All Equity Composite Index  A custom blended index developed by CSIM based on a comparable portfolio asset allocation. Effective February 28, 2020, the index is composed of 31.33% S&P 500 Index, 5.0% Russell 1000 Growth Index, 13.5% Russell RAFI US Large Company Index, 10.33% Russell 2000 Index, 4.5% Russell RAFI US Small Company Index, 13.83% MSCI EAFE Index (Net), 6.0% Russell RAFI Developed ex US Large Company Index (Net), 5.0% Russell RAFI Developed ex US Small Company Index (Net), 5.0% Russell RAFI Emerging Markets Large Company Index (Net), 5.0% Dow Jones U.S. Select REIT Index, and 0.5% Bloomberg Barclays US Treasury Bills 1-3 Month Index. From December 1, 2014 through February 27, 2020, the index was composed of 31.33% S&P 500 Index, 17.33% Russell 2000 Index, 13.50% Russell RAFI US Large Company Index, 7.50% Russell RAFI US Small Company Index, 13.83% MSCI EAFE Index (Net), 6% Russell RAFI Developed ex US Large Company Index (Net), 5% Russell RAFI Developed ex US Small Company Index (Net), 5% Russell RAFI Emerging Markets Large Company Index (Net), and 0.5% Bloomberg Barclays US Treasury Bills 1-3 Month Index. From March 1, 2014 through November 30, 2014, the index was comprised of 45% S&P 500 Index, 25% Russell 2000 Index and 30% MSCI EAFE Index (Net). On March 1, 2014, the combination of the S&P 500 Index and Russell 2000 Index replaced the Dow Jones U.S. Total Stock Market Index in the custom index. Prior to March 1, 2014, the index was comprised of 70% Dow Jones U.S. Total Stock Market Index and 30% MSCI EAFE Index (Net). Percentages listed may not total to 100% due to rounding.
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
Balanced Composite Index  A custom blended index developed by CSIM based on a comparable portfolio asset allocation. Effective February 28, 2020, the index is composed of 21.0% S&P 500 Index, 3.0% Russell 1000 Growth Index, 9.0% Russell RAFI US Large Company Index, 6.3% Russell 2000 Index, 2.7% Russell RAFI US Small Company Index, 7.0% MSCI EAFE Index (Net), 3.0% Russell RAFI Developed ex US Large Company Index (Net), 2.5% Russell RAFI Developed ex US Small Company Index (Net), 2.5% Russell RAFI Emerging Markets Large Company Index (Net), 3.0% Dow Jones U.S. Select REIT Index, 35.0% Bloomberg Barclays US Aggregate Bond Index, 1.0% Bloomberg Barclays US Government/Credit 1-5 Year Index, and 4.0% Bloomberg Barclays US Treasury Bills 1-3 Month Index. From December 1, 2014 through February 27, 2020, the Balanced Composite Index was composed of 21% S&P 500 Index, 10.50% Russell 2000 Index, 9% Russell RAFI US Large Company Index, 4.50% Russell RAFI US Small Company Index, 7% MSCI EAFE Index (Net), 3% Russell RAFI Developed ex US Large Company Index (Net), 2.50% Russell RAFI Developed ex US Small Company Index (Net), 2.50% Russell RAFI Emerging Markets Large Company Index (Net), 35% Bloomberg Barclays US Aggregate Bond Index, and 5% Bloomberg Barclays US Treasury Bills 1-3 Month Index. From March 1, 2014 through November 30, 2014, the index was comprised of 30% S&P 500 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index (Net), 35% Bloomberg Barclays US Aggregate Bond Index, and 5% Bloomberg Barclays US Treasury Bills 1-3 Month Index. On March 1, 2014, the combination of the S&P 500 Index and Russell 2000 Index replaced the Dow Jones U.S. Total Stock Market Index in the custom index. Prior to March 1,
2014, the index was comprised of 45% Dow Jones U.S. Total Stock Market Index, 15% MSCI EAFE Index (Net), 35% Bloomberg Barclays US Aggregate Bond Index, and 5% Bloomberg Barclays US Treasury Bills 1-3 Month Index. Percentages listed may not total to 100% due to rounding.
Bloomberg Barclays US Aggregate Bond Index   An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Government/Credit 1–5 Year Index An index that is a broad-based benchmark measuring the performance of U.S. dollar-denominated U.S. Treasury bonds, government related bonds (i.e., U.S. and non-U.S. agencies, sovereign, quasi-sovereign, supranational and local authority debt) and investment grade U.S. corporate bonds that have a remaining maturity of greater than or equal to one year and less than five years. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have a remaining maturity greater than or equal to one year and less than five years. The index excludes certain types of securities, including, bonds with equity type features (e.g., warrants, convertibles and preferreds), tax-exempt municipal securities, inflation-linked bonds, floating rate issues, strips, private placements, U.S. dollar-denominated 25 and 50 par retail bonds, structured notes and pass-through certificates. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg Barclays US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
bond  A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the coupon rate) until a specified date (the maturity date), at which time the issuer returns the money borrowed (principal or face value) to the bondholder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.”
An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.
bond fund  A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund’s net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.
cap, capitalization  See “market cap.”

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capital gain, capital loss  the difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the capital gain or loss is considered unrealized appreciation or depreciation.
Conservative Composite Index  A custom blended index developed by CSIM based on a comparable portfolio asset allocation. Effective February 28, 2020, the index is composed of 14.0% S&P 500 Index, 2.0% Russell 1000 Growth Index, 6.0% Russell RAFI US Large Company Index, 4.2% Russell 2000 Index, 1.8% Russell RAFI US Small Company Index, 4.67% MSCI EAFE Index (Net), 2.0% Russell RAFI Developed ex US Large Company Index (Net), 1.67% Russell RAFI Developed ex US Small Company Index (Net), 1.67% Russell RAFI Emerging Markets Large Company Index (Net), 2.0% Dow Jones U.S. Select REIT Index, 55.0% Bloomberg Barclays US Aggregate Bond Index, 1.0% Bloomberg Barclays US Government/Credit 1-5 Year Index, and 4.0% Bloomberg Barclays US Treasury Bills 1-3 Month Index. From December 1, 2014, through February 27, 2020, the index was composed of 14.0% S&P 500 Index, 7.0% Russell 2000 Index, 6.0% Russell RAFI US Large Company Index, 3.0% Russell RAFI US Small Company Index, 4.67% MSCI EAFE Index (Net), 2.0% Russell RAFI Developed ex US Large Company Index (Net), 1.67% Russell RAFI Developed ex US Small Company Index (Net), 1.67% Russell RAFI Emerging Markets Large Company Index (Net), 55.0% Bloomberg Barclays US Aggregate Bond Index, and 5.0% Bloomberg Barclays US Treasury Bills 1-3 Month Index. From March 1, 2014 through November 30, 2014, the index was composed of 20% S&P 500 Index, 10% Russell 2000 Index, 10% MSCI EAFE Index (Net), 55% Bloomberg Barclays US Aggregate Bond Index, and 5% Bloomberg Barclays US Treasury Bills 1-3 Month Index. On March 1, 2014, the combination of the S&P 500 Index and Russell 2000 Index replaced the Dow Jones U.S. Total Stock Market Index in the custom index. Prior to March 1, 2014, the index was composed of 30% Dow Jones U.S. Total Stock Market Index, 10% MSCI EAFE Index (Net), 55% Bloomberg Barclays US Aggregate Bond Index, and 5% Bloomberg Barclays US Treasury Bills 1-3 Month Index. Percentages listed may not total to 100% due to rounding.
Dow Jones U.S. Select REIT Index   An index that is a float-adjusted market-capitalization weighted index comprised of income-producing commercial and/or residential real estate investment trusts (REITs). The index excludes mortgage REITs, net-lease REITs, real estate finance companies, mortgage brokers and bankers, commercial and residential real estate brokers and estate agents, homebuilders, large landowners and sub-dividers of unimproved land, hybrid REITs, timber REITs and companies that have more than 25% of their assets in direct mortgage investments.
Dow Jones U.S. Total Stock Market Index   An index which includes all publicly traded stocks of companies headquartered in the United States for which pricing information is readily available. The index is a float-adjusted market capitalization weighted index that reflects the shares of securities actually available to investors in the marketplace.
expense ratio  The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
FTSE non-US Dollar World Government Bond Index  A market capitalization index that measures the total rate of return performance for the government bonds of 22 countries, excluding the U.S., with a remaining maturity of at least 1 year.
Growth Composite Index  A custom blended index developed by CSIM based on a comparable portfolio asset allocation. Effective February 28, 2020, the index is composed of 28.0% S&P 500 Index, 3.3% Russell 1000 Growth Index, 12.0% Russell RAFI US Large Company Index,
8.9% Russell 2000 Index, 3.8% Russell RAFI US Small Company Index, 9.33% MSCI EAFE Index (Net), 4.0% Russell RAFI Developed ex US Large Company Index (Net), 3.33% Russell RAFI Developed ex US Small Company Index (Net), 3.33% Russell RAFI Emerging Markets Large Company Index (Net), 4.0% Dow Jones U.S. Select REIT Index, 16.0% Bloomberg Barclays US Aggregate Bond Index, and 4.0% Bloomberg Barclays US Treasury Bills 1-3 Month Index. From December 1, 2014 through February 27, 2020, the Growth Composite Index was composed of 28% S&P 500 Index, 14% Russell 2000 Index, 12% Russell RAFI US Large Company Index, 6% Russell RAFI US Small Company Index, 9.33% MSCI EAFE Index (Net), 4% Russell RAFI Developed ex US Large Company Index (Net), 3.33% Russell RAFI Developed ex US Small Company Index (Net), 3.33% Russell RAFI Emerging Markets Large Company Index (Net), 15% Bloomberg Barclays US Aggregate Bond Index, and 5% Bloomberg Barclays US Treasury Bills 1-3 Month Index. From March 1, 2014 through November 30, 2014, the index was comprised of 40% S&P 500 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index (Net), 15% Bloomberg Barclays US Aggregate Bond Index, and 5% Bloomberg Barclays US Treasury Bills 1-3 Month Index. On March 1, 2014, the combination of the S&P 500 Index and Russell 2000 Index replaced the Dow Jones U.S. Total Stock Market Index in the custom index. Prior to March 1, 2014 the index was comprised of 60% Dow Jones U.S. Total Stock Market Index, 20% MSCI EAFE Index (Net), 15% Bloomberg Barclays US Aggregate Bond Index, and 5% Bloomberg Barclays US Treasury Bills 1-3 Month Index. Percentages listed may not total to 100% due to rounding.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
outstanding shares, shares outstanding  When speaking of a company or mutual fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
return on equity (ROE)  The average yearly rate of return for each dollar of investors’ money, measured over the past five years.
Russell 1000 Growth Index  An index that measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Russell 1000 Index  An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.

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Russell 1000 Value Index  An index that measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000 Index companies with lower price-to-book ratios and lower expected growth values.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell RAFI Developed ex US Large Company Index (Net)   An index that ranks developed ex-U.S. companies in the FTSE Global Total Cap Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the top 87.5%. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. Selecting the developed ex-U.S. companies in the FTSE Global Total Cap Index measures the performance of the largest investable securities in developed countries globally, excluding companies assigned to the United States.
Russell RAFI Developed ex US Small Company Index (Net)   An index that ranks developed ex-U.S. companies in the FTSE Global Total Cap Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores rank below the 87.5% threshold. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. Selecting the developed ex-U.S. companies in the FTSE Global Total Cap Index measures the performance of the smallest investable securities in developed countries globally, excluding companies assigned to the United States.
Russell RAFI Emerging Markets Large Company Index (Net)  An index that ranks emerging market companies in the FTSE Global Total Cap Index by measures of fundamental size and tracks the performance of those companies whose fundamental scores are in the top 87.5%. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. Selecting the emerging companies in the FTSE Global Total Cap Index measures the performance of the investable securities in emerging countries globally.
Russell RAFI US Large Company Index  An index that ranks U.S. companies in the FTSE Global Total Cap Index. The Russell RAFI US Large Company Index includes only those securities that are members of the U.S. portion whose fundamental scores are in the top 87.5%. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis.
Russell RAFI US Small Company Index  An index that ranks U.S. companies in the FTSE Global Total Cap Index. The Russell RAFI US Small Company Index includes only those securities that are members of the U.S. portion and rank below the 87.5% fundamental score threshold. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
weighted average  For mutual funds, an average that gives the same weight to each security as the security represents in the fund’s portfolio.
yield  The income paid out by an investment, expressed as a percentage of the investment’s market value.

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Notes

Notes

Notes

Schwab MarketTrack Portfolios
Charles Schwab Investment Management

With a straightforward lineup of core products and solutions for building the foundation of a portfolio, Charles Schwab Investment Management advocates for investors of all sizes with a steadfast focus on lowering costs and reducing unnecessary complexity. The list below shows all currently available Schwab Funds®.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab Funds’ website at www.schwabfunds.com/schwabfunds_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab Funds at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabfunds.com/schwabfunds_prospectus or the SEC’s website at www.sec.gov.

Schwab Funds
Equity Funds
Schwab Core Equity Fund
Schwab Dividend Equity Fund
Schwab Large-Cap Growth Fund
Schwab Small-Cap Equity Fund
Schwab Hedged Equity Fund
Schwab Health Care Fund
Schwab International Core Equity Fund
Schwab Fundamental US Large Company Index Fund
Schwab Fundamental US Small Company Index Fund
Schwab Fundamental International Large Company Index Fund
Schwab Fundamental International Small Company Index Fund
Schwab Fundamental Emerging Markets Large Company Index Fund
Schwab Fundamental Global Real Estate Index Fund
Schwab Global Real Estate Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab U.S. Large-Cap Growth Index Fund
Schwab U.S. Large-Cap Value Index Fund
Schwab U.S. Mid-Cap Index Fund
Schwab International Index Fund®
Asset Allocation Funds
Schwab Balanced Fund
Schwab MarketTrack Portfolios®
Schwab Target Funds
Schwab Target Index Funds
Schwab Monthly Income Funds
Bond Funds
Schwab Treasury Inflation Protected Securities Index Fund
Schwab U.S. Aggregate Bond Index Fund
Schwab Short-Term Bond Index Fund
Schwab Tax-Free Bond Fund1
Schwab California Tax-Free Bond Fund1
Schwab Money Funds2
Schwab provides a broad choice of taxable and tax-exempt money market funds for both retail and institutional client types.

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Funds
Schwab Funds
1-877-824-5615
© 2020 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.

¹	State, local, and the Federal Alternative Minimum Tax may apply. Capital gains are not exempt from Federal Taxation.
²	You could lose money by investing in the Schwab Money Funds. All Schwab Money Funds with the exception of Schwab Variable Share Price Money Fund seek to preserve the value of your investment at $1.00 per share, but cannot guarantee they will do so. Because the share price of Schwab Variable Share Price Money Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. All Schwab Money Funds with the exception of Schwab Government Money Fund, Schwab Retirement Government Money Fund, Schwab U.S. Treasury Money Fund, Schwab Treasury Obligations Money Fund and Schwab Government Money Market Portfolio may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Schwab Money Funds is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Schwab Money Funds’ sponsor has no legal obligation to provide financial support to the Funds, and you should not expect that the sponsor will provide financial support to the Funds at any time.

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MFR13559-23
00245384

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Schedule of Investments.

Except as noted below, the condensed portfolio holdings are included as part of the report to shareholders filed under Item 1 of this Form. The schedules of investments for the Schwab Fundamental US Large Company Index Fund, Schwab Fundamental US Small Company Index Fund, Schwab Fundamental International Large Company Index Fund, Schwab Fundamental International Small Company Index Fund, Schwab Fundamental Emerging Markets Large Company Index Fund, Schwab S&P 500 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Stock Market Index Fund, Schwab U.S. Large-Cap Growth Index Fund, Schwab U.S. Large-Cap Value Index Fund, Schwab U.S. Mid-Cap Index Fund, and Schwab International Index Fund are filed under this Item.

Schwab S&P 500 Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 0.3%
Aptiv plc	415,231	28,879,316
BorgWarner, Inc.	333,203	9,519,610
Ford Motor Co.	6,358,633	32,365,442
General Motors Co.	2,047,759	45,644,548
Harley-Davidson, Inc.	255,622	5,580,228
		121,989,144

Banks 4.0%
Bank of America Corp.	13,204,125	317,559,206
Citigroup, Inc.	3,560,358	172,890,984
Citizens Financial Group, Inc.	705,693	15,800,466
Comerica, Inc.	236,757	8,253,349
Fifth Third Bancorp	1,160,645	21,692,455
First Republic Bank	274,092	28,585,055
Huntington Bancshares, Inc.	1,693,412	15,647,127
JPMorgan Chase & Co.	5,116,539	489,959,775
KeyCorp	1,614,130	18,804,614
M&T Bank Corp.	215,228	24,122,754
People's United Financial, Inc.	722,382	9,167,028
Regions Financial Corp.	1,567,725	16,853,044
SVB Financial Group *	84,595	16,341,216
The PNC Financial Services Group, Inc.	714,122	76,175,394
Truist Financial Corp.	2,186,283	81,592,082
U.S. Bancorp	2,316,963	84,569,149
Wells Fargo & Co.	6,277,390	182,358,179
Zions Bancorp NA	280,478	8,865,910
		1,589,237,787

Capital Goods 5.5%
3M Co.	937,849	142,478,020
A.O. Smith Corp.	225,129	9,540,967
Allegion plc	152,148	15,296,960
AMETEK, Inc.	373,886	31,357,819
Carrier Global Corp. *	1,318,566	23,351,804
Caterpillar, Inc.	901,168	104,877,932
Cummins, Inc.	250,104	40,892,004
Deere & Co.	513,432	74,478,446
Dover Corp.	237,435	22,235,788
Eaton Corp. plc	673,377	56,226,979
Emerson Electric Co.	993,814	56,677,212
Fastenal Co.	938,338	33,986,602
Flowserve Corp.	214,867	6,052,803
Fortive Corp.	483,580	30,949,120
Fortune Brands Home & Security, Inc.	228,879	11,031,968
General Dynamics Corp.	382,358	49,943,602
General Electric Co.	14,242,660	96,850,088
Honeywell International, Inc.	1,165,169	165,337,481
Howmet Aerospace, Inc.	633,238	8,276,421
Huntington Ingalls Industries, Inc.	66,244	12,679,764
IDEX Corp.	124,366	19,106,349
Illinois Tool Works, Inc.	476,763	77,473,987
Ingersoll Rand, Inc. *	566,556	16,475,448
Jacobs Engineering Group, Inc.	221,107	18,296,604
Johnson Controls International plc	1,258,783	36,643,173
Security	Number of Shares	Value ($)
L3Harris Technologies, Inc.	360,617	69,851,513
Lockheed Martin Corp.	405,048	157,587,975
Masco Corp.	460,690	18,906,718
Northrop Grumman Corp.	255,704	84,553,642
Otis Worldwide Corp. *	659,283	33,564,098
PACCAR, Inc.	564,997	39,114,742
Parker-Hannifin Corp.	209,649	33,149,700
Pentair plc	273,393	9,456,664
Quanta Services, Inc.	231,664	8,423,303
Raytheon Technologies Corp.	2,394,555	155,191,110
Rockwell Automation, Inc.	188,746	35,763,592
Roper Technologies, Inc.	169,582	57,832,549
Snap-on, Inc.	90,016	11,728,185
Stanley Black & Decker, Inc.	248,154	27,346,571
Textron, Inc.	370,069	9,755,019
The Boeing Co.	872,198	122,997,362
Trane Technologies plc	391,570	34,231,049
TransDigm Group, Inc.	81,112	29,450,145
United Rentals, Inc. *	123,024	15,808,584
W.W. Grainger, Inc.	71,417	19,681,097
Westinghouse Air Brake Technologies Corp.	298,662	16,850,510
Xylem, Inc.	294,265	21,157,653
		2,172,919,122

Commercial & Professional Services 0.7%
Cintas Corp.	136,873	30,362,538
Copart, Inc. *	335,159	26,849,587
Equifax, Inc.	197,131	27,381,496
IHS Markit Ltd.	653,393	43,973,349
Nielsen Holdings plc	585,745	8,628,024
Republic Services, Inc.	342,141	26,803,326
Robert Half International, Inc.	189,226	8,944,713
Rollins, Inc.	230,908	9,236,320
Verisk Analytics, Inc.	267,660	40,906,478
Waste Management, Inc.	636,669	63,679,633
		286,765,464

Consumer Durables & Apparel 1.0%
Capri Holdings Ltd. *	246,825	3,764,081
D.R. Horton, Inc.	543,828	25,679,558
Garmin Ltd.	236,475	19,192,311
Hanesbrands, Inc.	596,812	5,932,311
Hasbro, Inc.	207,951	15,016,142
Leggett & Platt, Inc.	210,984	7,411,868
Lennar Corp., Class A	456,577	22,860,811
Mohawk Industries, Inc. *	97,293	8,534,542
Newell Brands, Inc.	619,837	8,603,338
NIKE, Inc., Class B	2,031,695	177,123,170
NVR, Inc. *	5,667	17,567,700
PulteGroup, Inc.	416,214	11,766,370
PVH Corp.	121,235	5,968,399
Ralph Lauren Corp.	81,712	6,028,711
Tapestry, Inc.	455,623	6,779,670
Under Armour, Inc., Class A *	309,404	3,223,990
Under Armour, Inc., Class C *	313,942	2,910,242

1
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
VF Corp.	534,988	31,082,803
Whirlpool Corp.	102,411	11,443,405
		390,889,422

Consumer Services 1.6%
Carnival Corp. (a)	757,032	12,036,809
Chipotle Mexican Grill, Inc. *	41,841	36,759,410
Darden Restaurants, Inc.	212,744	15,698,380
H&R Block, Inc.	320,597	5,337,940
Hilton Worldwide Holdings, Inc.	459,480	34,787,231
Las Vegas Sands Corp.	550,347	26,427,663
Marriott International, Inc., Class A	443,219	40,306,336
McDonald's Corp.	1,228,366	230,392,327
MGM Resorts International	844,983	14,221,064
Norwegian Cruise Line Holdings Ltd. *	347,032	5,691,325
Royal Caribbean Cruises Ltd.	281,735	13,176,746
Starbucks Corp.	1,926,067	147,787,121
Wynn Resorts Ltd.	158,551	13,560,867
Yum! Brands, Inc.	492,831	42,595,383
		638,778,602

Diversified Financials 4.6%
American Express Co.	1,094,373	99,861,536
Ameriprise Financial, Inc.	207,355	23,833,384
Berkshire Hathaway, Inc., Class B *	3,191,235	597,909,790
BlackRock, Inc.	192,332	96,558,357
Capital One Financial Corp.	760,485	49,249,009
Cboe Global Markets, Inc.	181,338	18,021,370
CME Group, Inc.	584,662	104,192,615
Discover Financial Services	508,378	21,845,003
E*TRADE Financial Corp.	366,917	14,900,499
Franklin Resources, Inc.	458,018	8,629,059
Intercontinental Exchange, Inc.	908,472	81,262,820
Invesco Ltd.	611,421	5,270,449
MarketAxess Holdings, Inc.	62,050	28,233,371
Moody's Corp.	264,905	64,610,329
Morgan Stanley	1,899,091	74,881,158
MSCI, Inc.	138,229	45,200,883
Nasdaq, Inc.	187,413	20,553,584
Northern Trust Corp.	346,294	27,412,633
Raymond James Financial, Inc.	202,329	13,337,528
S&P Global, Inc.	398,789	116,797,322
State Street Corp.	593,173	37,393,626
Synchrony Financial	924,435	18,294,569
T. Rowe Price Group, Inc.	381,843	44,152,506
The Bank of New York Mellon Corp.	1,369,777	51,421,429
The Charles Schwab Corp. (b)	1,854,756	69,961,396
The Goldman Sachs Group, Inc.	519,724	95,327,776
		1,829,112,001

Energy 3.0%
Apache Corp.	620,623	8,117,749
Baker Hughes Co.	1,065,272	14,860,544
Cabot Oil & Gas Corp.	665,522	14,388,586
Chevron Corp.	3,084,654	283,788,168
Concho Resources, Inc.	326,934	18,543,696
ConocoPhillips	1,789,426	75,334,835
Devon Energy Corp.	636,532	7,937,554
Diamondback Energy, Inc.	265,740	11,570,320
EOG Resources, Inc.	950,121	45,140,249
Exxon Mobil Corp.	6,901,911	320,731,804
Halliburton Co.	1,440,677	15,127,108
Helmerich & Payne, Inc.	178,261	3,524,220
Hess Corp.	424,262	20,636,104
HollyFrontier Corp.	240,558	7,948,036
Security	Number of Shares	Value ($)
Kinder Morgan, Inc.	3,179,083	48,417,434
Marathon Oil Corp.	1,300,665	7,960,070
Marathon Petroleum Corp.	1,056,751	33,900,572
National Oilwell Varco, Inc.	629,693	7,959,320
Noble Energy, Inc.	778,818	7,640,205
Occidental Petroleum Corp.	1,449,527	24,062,148
ONEOK, Inc.	675,958	20,231,423
Phillips 66	724,552	53,015,470
Pioneer Natural Resources Co.	269,614	24,079,226
Schlumberger Ltd.	2,260,993	38,029,902
TechnipFMC plc	669,754	5,967,508
The Williams Cos., Inc.	1,974,768	38,251,256
Valero Energy Corp.	668,726	42,363,792
		1,199,527,299

Food & Staples Retailing 1.6%
Costco Wholesale Corp.	720,496	218,310,288
Sysco Corp.	832,939	46,869,477
The Kroger Co.	1,308,493	41,361,464
Walgreens Boots Alliance, Inc.	1,223,530	52,966,614
Walmart, Inc.	2,313,954	281,261,109
		640,768,952

Food, Beverage & Tobacco 3.7%
Altria Group, Inc.	3,046,725	119,583,956
Archer-Daniels-Midland Co.	909,707	33,786,518
Brown-Forman Corp., Class B	297,591	18,510,160
Campbell Soup Co.	275,083	13,748,648
ConAgra Brands, Inc.	796,601	26,638,337
Constellation Brands, Inc., Class A	272,910	44,945,548
General Mills, Inc.	985,991	59,051,001
Hormel Foods Corp.	454,308	21,284,330
Kellogg Co.	406,037	26,595,423
Lamb Weston Holdings, Inc.	236,294	14,499,000
McCormick & Co., Inc. - Non Voting Shares	202,206	31,713,989
Molson Coors Beverage Co., Class B	306,615	12,574,281
Mondelez International, Inc., Class A	2,348,199	120,791,357
Monster Beverage Corp. *	622,470	38,474,871
PepsiCo, Inc.	2,274,757	300,927,604
Philip Morris International, Inc.	2,538,120	189,343,752
The Coca-Cola Co.	6,290,113	288,653,286
The Hershey Co.	242,064	32,056,536
The JM Smucker Co.	186,369	21,415,662
The Kraft Heinz Co.	1,014,259	30,762,475
Tyson Foods, Inc., Class A	482,826	30,026,949
		1,475,383,683

Health Care Equipment & Services 6.8%
Abbott Laboratories	2,883,266	265,519,966
ABIOMED, Inc. *	73,867	14,127,064
Align Technology, Inc. *	116,920	25,120,262
AmerisourceBergen Corp.	244,517	21,923,394
Anthem, Inc.	413,601	116,110,209
Baxter International, Inc.	832,795	73,935,540
Becton, Dickinson & Co.	441,182	111,411,690
Boston Scientific Corp. *	2,272,980	85,191,290
Cardinal Health, Inc.	476,811	23,592,608
Centene Corp. *	952,311	63,404,866
Cerner Corp.	512,971	35,595,058
Cigna Corp. *	609,023	119,234,523
CVS Health Corp.	2,122,107	130,615,686
Danaher Corp.	1,042,930	170,477,338
DaVita, Inc. *	145,064	11,461,507
DENTSPLY SIRONA, Inc.	365,162	15,497,475

2
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Edwards Lifesciences Corp. *	340,168	73,986,540
HCA Healthcare, Inc.	431,402	47,402,452
Henry Schein, Inc. *	239,191	13,050,261
Hologic, Inc. *	435,447	21,815,895
Humana, Inc.	216,020	82,480,756
IDEXX Laboratories, Inc. *	139,889	38,833,186
Intuitive Surgical, Inc. *	188,508	96,304,967
Laboratory Corp. of America Holdings *	158,913	26,133,243
McKesson Corp.	264,156	37,312,035
Medtronic plc	2,186,624	213,480,101
Quest Diagnostics, Inc.	221,067	24,341,687
ResMed, Inc.	234,989	36,498,491
Steris plc	138,523	19,739,528
Stryker Corp.	525,142	97,902,223
Teleflex, Inc.	75,334	25,267,024
The Cooper Cos., Inc.	81,001	23,222,987
UnitedHealth Group, Inc.	1,545,579	452,035,490
Universal Health Services, Inc., Class B	130,287	13,770,033
Varian Medical Systems, Inc. *	148,571	16,993,551
Zimmer Biomet Holdings, Inc.	335,228	40,126,792
		2,683,915,718

Household & Personal Products 2.0%
Church & Dwight Co., Inc.	398,539	27,893,745
Colgate-Palmolive Co.	1,397,722	98,217,925
Coty, Inc., Class A	491,994	2,681,367
Kimberly-Clark Corp.	559,093	77,423,199
The Clorox Co.	205,082	38,235,488
The Estee Lauder Cos., Inc., Class A	362,939	64,022,439
The Procter & Gamble Co.	4,068,622	479,568,475
		788,042,638

Insurance 1.9%
Aflac, Inc.	1,195,806	44,531,815
American International Group, Inc.	1,421,216	36,141,523
Aon plc	380,458	65,693,683
Arthur J. Gallagher & Co.	304,350	23,891,475
Assurant, Inc.	98,829	10,499,593
Chubb Ltd.	739,363	79,858,598
Cincinnati Financial Corp.	246,423	16,214,633
Everest Re Group Ltd.	66,150	11,452,550
Globe Life, Inc.	163,226	13,440,029
Lincoln National Corp.	324,340	11,504,340
Loews Corp.	417,981	14,487,221
Marsh & McLennan Cos., Inc.	823,403	80,141,814
MetLife, Inc.	1,276,211	46,045,693
Principal Financial Group, Inc.	417,189	15,189,851
Prudential Financial, Inc.	656,366	40,937,547
The Allstate Corp.	528,346	53,743,355
The Hartford Financial Services Group, Inc.	587,109	22,304,271
The Progressive Corp.	953,688	73,720,082
The Travelers Cos., Inc.	421,670	42,677,221
Unum Group	338,306	5,903,440
W.R. Berkley Corp.	235,455	12,714,570
Willis Towers Watson plc	209,965	37,434,660
		758,527,964

Materials 2.5%
Air Products & Chemicals, Inc.	359,519	81,100,296
Albemarle Corp.	173,263	10,643,546
Amcor plc *	2,652,445	23,792,431
Avery Dennison Corp.	136,120	15,026,287
Ball Corp.	534,529	35,059,757
Celanese Corp.	197,368	16,395,360
Security	Number of Shares	Value ($)
CF Industries Holdings, Inc.	358,126	9,848,465
Corteva, Inc. *	1,224,215	32,062,191
Dow, Inc. *	1,210,877	44,427,077
DuPont de Nemours, Inc.	1,207,787	56,790,145
Eastman Chemical Co.	221,261	13,388,503
Ecolab, Inc.	409,080	79,156,980
FMC Corp.	212,452	19,524,339
Freeport-McMoRan, Inc.	2,358,182	20,822,747
International Flavors & Fragrances, Inc.	173,761	22,767,904
International Paper Co.	640,460	21,935,755
Linde plc	876,280	161,226,757
LyondellBasell Industries N.V., Class A	417,773	24,209,945
Martin Marietta Materials, Inc.	101,418	19,292,746
Newmont Corp.	1,337,791	79,571,809
Nucor Corp.	495,393	20,405,238
Packaging Corp. of America	154,327	14,915,704
PPG Industries, Inc.	386,019	35,062,106
Sealed Air Corp.	249,219	7,125,171
The Mosaic Co.	561,868	6,467,101
The Sherwin-Williams Co.	134,010	71,878,944
Vulcan Materials Co.	215,194	24,310,466
WestRock Co.	416,857	13,418,627
		980,626,397

Media & Entertainment 8.7%
Activision Blizzard, Inc.	1,253,234	79,868,603
Alphabet, Inc., Class A *	488,787	658,249,453
Alphabet, Inc., Class C *	487,582	657,582,340
Charter Communications, Inc., Class A *	255,765	126,662,501
Comcast Corp., Class A	7,405,188	278,657,225
Discovery, Inc., Class A *	259,079	5,808,551
Discovery, Inc., Class C *	546,161	11,147,146
DISH Network Corp., Class A *	418,556	10,470,178
Electronic Arts, Inc. *	476,538	54,449,232
Facebook, Inc., Class A *	3,925,599	803,609,371
Fox Corp., Class A	576,509	14,914,288
Fox Corp., Class B	265,894	6,796,251
Live Nation Entertainment, Inc. *	230,721	10,352,451
Netflix, Inc. *	714,877	300,141,109
News Corp., Class A	643,032	6,372,447
News Corp., Class B	189,200	1,933,624
Omnicom Group, Inc.	355,338	20,264,926
Take-Two Interactive Software, Inc. *	183,824	22,251,895
The Interpublic Group of Cos., Inc.	629,278	10,685,140
The Walt Disney Co.	2,939,939	317,954,403
Twitter, Inc. *	1,268,455	36,379,289
ViacomCBS, Inc., Class B	886,356	15,298,505
		3,449,848,928

Pharmaceuticals, Biotechnology & Life Sciences 8.5%
AbbVie, Inc.	2,412,067	198,271,907
Agilent Technologies, Inc.	505,400	38,743,964
Alexion Pharmaceuticals, Inc. *	361,821	38,884,903
Allergan plc	535,558	100,331,436
Amgen, Inc.	969,291	231,873,793
Biogen, Inc. *	294,305	87,358,553
Bristol-Myers Squibb Co.	3,823,997	232,537,258
Eli Lilly & Co.	1,378,521	213,174,487
Gilead Sciences, Inc.	2,063,834	173,362,056
Illumina, Inc. *	239,793	76,501,161
Incyte Corp. *	291,897	28,506,661
IQVIA Holdings, Inc. *	294,335	41,969,228
Johnson & Johnson	4,293,810	644,243,252
Merck & Co., Inc.	4,153,630	329,549,004
Mettler-Toledo International, Inc. *	39,612	28,518,263
Mylan N.V. *	836,009	14,019,871

3
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
PerkinElmer, Inc.	179,577	16,257,106
Perrigo Co., plc	221,431	11,802,272
Pfizer, Inc.	9,028,139	346,319,412
Regeneron Pharmaceuticals, Inc. *	130,303	68,523,742
Thermo Fisher Scientific, Inc.	654,220	218,954,350
Vertex Pharmaceuticals, Inc. *	419,356	105,342,227
Waters Corp. *	105,225	19,677,075
Zoetis, Inc.	777,007	100,474,775
		3,365,196,756

Real Estate 2.9%
Alexandria Real Estate Equities, Inc.	200,445	31,487,905
American Tower Corp.	722,509	171,957,142
Apartment Investment & Management Co., Class A	244,946	9,227,116
AvalonBay Communities, Inc.	228,298	37,201,159
Boston Properties, Inc.	233,607	22,701,928
CBRE Group, Inc., Class A *	545,989	23,439,308
Crown Castle International Corp.	678,063	108,103,584
Digital Realty Trust, Inc.	428,608	64,072,610
Duke Realty Corp.	599,983	20,819,410
Equinix, Inc.	139,073	93,902,090
Equity Residential	568,389	36,979,388
Essex Property Trust, Inc.	108,184	26,407,714
Extra Space Storage, Inc.	212,331	18,736,087
Federal Realty Investment Trust	115,099	9,584,294
Healthpeak Properties, Inc.	804,418	21,027,487
Host Hotels & Resorts, Inc.	1,176,645	14,484,500
Iron Mountain, Inc.	471,374	11,397,823
Kimco Realty Corp.	686,846	7,493,490
Mid-America Apartment Communities, Inc.	185,694	20,782,873
Prologis, Inc.	1,203,703	107,406,419
Public Storage	245,021	45,439,144
Realty Income Corp.	557,083	30,594,998
Regency Centers Corp.	271,554	11,923,936
SBA Communications Corp.	183,404	53,172,488
Simon Property Group, Inc.	500,177	33,396,818
SL Green Realty Corp.	134,312	7,125,252
UDR, Inc.	477,498	17,891,850
Ventas, Inc.	609,717	19,724,345
Vornado Realty Trust	259,707	11,380,361
Welltower, Inc.	662,313	33,930,295
Weyerhaeuser Co.	1,217,920	26,635,910
		1,148,427,724

Retailing 7.5%
Advance Auto Parts, Inc.	113,660	13,742,631
Amazon.com, Inc. *	679,395	1,680,823,230
AutoZone, Inc. *	38,948	39,739,423
Best Buy Co., Inc.	372,809	28,605,635
Booking Holdings, Inc. *	68,258	101,060,747
CarMax, Inc. *	266,464	19,625,074
Dollar General Corp.	415,093	72,765,803
Dollar Tree, Inc. *	385,526	30,714,856
eBay, Inc.	1,248,992	49,747,351
Expedia Group, Inc.	226,159	16,052,766
Genuine Parts Co.	237,331	18,815,602
Kohl's Corp.	258,121	4,764,914
L Brands, Inc.	384,498	4,571,681
LKQ Corp. *	501,500	13,114,225
Lowe's Cos., Inc.	1,249,732	130,909,427
Nordstrom, Inc.	174,767	3,282,124
O'Reilly Automotive, Inc. *	123,306	47,638,040
Ross Stores, Inc.	588,858	53,798,067
Target Corp.	826,316	90,679,918
Security	Number of Shares	Value ($)
The Gap, Inc.	347,386	2,820,774
The Home Depot, Inc.	1,779,310	391,145,717
The TJX Cos., Inc.	1,976,778	96,960,961
Tiffany & Co.	176,588	22,338,382
Tractor Supply Co.	194,183	19,695,982
Ulta Beauty, Inc. *	92,900	20,244,768
		2,973,658,098

Semiconductors & Semiconductor Equipment 4.5%
Advanced Micro Devices, Inc. *	1,907,992	99,959,701
Analog Devices, Inc.	600,820	65,849,872
Applied Materials, Inc.	1,507,025	74,869,002
Broadcom, Inc.	647,118	175,770,191
Intel Corp.	7,096,712	425,660,786
KLA Corp.	257,656	42,278,773
Lam Research Corp.	236,693	60,422,989
Maxim Integrated Products, Inc.	440,392	24,212,752
Microchip Technology, Inc.	390,142	34,227,158
Micron Technology, Inc. *	1,805,992	86,488,957
NVIDIA Corp.	998,416	291,817,029
Qorvo, Inc. *	189,143	18,541,688
QUALCOMM, Inc.	1,862,790	146,545,689
Skyworks Solutions, Inc.	277,531	28,829,920
Texas Instruments, Inc.	1,525,342	177,046,446
Xilinx, Inc.	409,486	35,789,076
		1,788,310,029

Software & Services 14.3%
Accenture plc, Class A	1,035,982	191,853,506
Adobe, Inc. *	789,756	279,289,312
Akamai Technologies, Inc. *	264,051	25,800,423
Alliance Data Systems Corp.	67,438	3,376,621
ANSYS, Inc. *	139,952	36,643,632
Autodesk, Inc. *	358,893	67,159,647
Automatic Data Processing, Inc.	705,684	103,516,786
Broadridge Financial Solutions, Inc.	187,888	21,795,008
Cadence Design Systems, Inc. *	457,414	37,109,998
Citrix Systems, Inc.	187,081	27,128,616
Cognizant Technology Solutions Corp., Class A	893,574	51,845,163
DXC Technology Co.	421,277	7,637,752
Fidelity National Information Services, Inc.	1,002,565	132,228,298
Fiserv, Inc. *	931,496	95,999,978
FleetCor Technologies, Inc. *	141,567	34,153,039
Fortinet, Inc. *	231,089	24,897,529
Gartner, Inc. *	146,659	17,424,556
Global Payments, Inc.	490,195	81,382,174
International Business Machines Corp.	1,444,587	181,382,344
Intuit, Inc.	424,675	114,581,562
Jack Henry & Associates, Inc.	126,074	20,619,403
Leidos Holdings, Inc.	216,743	21,416,376
Mastercard, Inc., Class A	1,448,285	398,234,926
Microsoft Corp.	12,445,588	2,230,373,825
NortonLifeLock, Inc.	935,288	19,893,576
Oracle Corp.	3,534,562	187,225,749
Paychex, Inc.	518,819	35,549,478
Paycom Software, Inc. *	79,706	20,804,860
PayPal Holdings, Inc. *	1,915,400	235,594,200
salesforce.com, Inc. *	1,446,992	234,340,354
ServiceNow, Inc. *	307,629	108,143,898
Synopsys, Inc. *	244,706	38,448,207
The Western Union Co.	683,505	13,034,440

4
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab S&P 500 Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
VeriSign, Inc. *	168,881	35,378,881
Visa, Inc., Class A	2,792,753	499,120,816
		5,633,384,933

Technology Hardware & Equipment 6.9%
Amphenol Corp., Class A	484,384	42,751,732
Apple, Inc.	6,813,724	2,001,872,111
Arista Networks, Inc. *	89,007	19,519,235
CDW Corp.	233,335	25,853,518
Cisco Systems, Inc.	6,920,506	293,291,044
Corning, Inc.	1,259,633	27,724,522
F5 Networks, Inc. *	98,382	13,700,677
FLIR Systems, Inc.	217,819	9,453,345
Hewlett Packard Enterprise Co.	2,099,302	21,118,978
HP, Inc.	2,418,760	37,514,968
IPG Photonics Corp. *	57,655	7,456,521
Juniper Networks, Inc.	541,089	11,687,522
Keysight Technologies, Inc. *	306,848	29,693,681
Motorola Solutions, Inc.	279,995	40,266,080
NetApp, Inc.	372,140	16,288,568
Seagate Technology plc	377,320	18,847,134
TE Connectivity Ltd.	545,277	40,056,049
Western Digital Corp.	482,606	22,238,485
Xerox Holdings Corp.	306,775	5,610,915
Zebra Technologies Corp., Class A *	88,049	20,221,333
		2,705,166,418

Telecommunication Services 2.1%
AT&T, Inc.	11,916,987	363,110,594
CenturyLink, Inc.	1,599,296	16,984,523
T-Mobile US, Inc. *	621,274	54,547,857
Verizon Communications, Inc.	6,747,633	387,651,516
		822,294,490

Transportation 1.7%
Alaska Air Group, Inc.	201,431	6,550,536
American Airlines Group, Inc. (a)	635,237	7,629,196
C.H. Robinson Worldwide, Inc.	220,178	15,610,620
CSX Corp.	1,268,312	84,000,304
Delta Air Lines, Inc.	937,146	24,281,453
Expeditors International of Washington, Inc.	279,311	20,000,064
FedEx Corp.	391,352	49,611,693
JB Hunt Transport Services, Inc.	139,060	14,061,747
Kansas City Southern	161,415	21,072,728
Norfolk Southern Corp.	425,195	72,750,865
Old Dominion Freight Line, Inc.	156,213	22,696,187
Southwest Airlines Co.	859,351	26,854,719
Union Pacific Corp.	1,132,468	180,957,062
United Airlines Holdings, Inc. *	406,599	12,027,199
United Parcel Service, Inc., Class B	1,143,196	108,214,933
		666,319,306

Utilities 3.3%
Alliant Energy Corp.	391,768	19,020,336
Ameren Corp.	400,084	29,106,111
American Electric Power Co., Inc.	805,844	66,973,695
American Water Works Co., Inc.	294,665	35,857,784
Atmos Energy Corp.	195,401	19,925,040
CenterPoint Energy, Inc.	813,846	13,859,797
CMS Energy Corp.	463,960	26,487,476
Consolidated Edison, Inc.	542,699	42,764,681
Dominion Energy, Inc.	1,342,562	103,551,807
DTE Energy Co.	313,486	32,521,038
Security	Number of Shares	Value ($)
Duke Energy Corp.	1,189,240	100,681,058
Edison International	585,076	34,349,812
Entergy Corp.	324,804	31,022,030
Evergy, Inc.	371,586	21,711,770
Eversource Energy	528,585	42,656,809
Exelon Corp.	1,585,029	58,772,875
FirstEnergy Corp.	881,841	36,393,578
NextEra Energy, Inc.	797,425	184,300,866
NiSource, Inc.	611,153	15,346,052
NRG Energy, Inc.	413,632	13,869,081
Pinnacle West Capital Corp.	182,713	14,067,074
PPL Corp.	1,249,840	31,770,933
Public Service Enterprise Group, Inc.	824,684	41,819,726
Sempra Energy	459,716	56,935,827
The AES Corp.	1,086,961	14,402,233
The Southern Co.	1,710,478	97,035,417
WEC Energy Group, Inc.	515,532	46,681,423
Xcel Energy, Inc.	855,244	54,359,309
		1,286,243,638
Total Common Stock
(Cost $20,924,727,266)		39,395,334,513

Other Investment Company 0.0% of net assets

Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 0.19% (c)	18,372,404	18,372,404
Total Other Investment Company
(Cost $18,372,404)		18,372,404
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.3% of net assets

Time Deposit 0.3%
JPMorgan Chase Bank
0.01%, 05/01/20 (d)	97,854,573	97,854,573
Total Short-Term Investment
(Cost $97,854,573)		97,854,573

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 06/19/20	1,000	145,120,000	5,454,978
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $17,020,765.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

5
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.5% of net assets

Automobiles & Components 0.8%
Aptiv plc	82,121	5,711,516
Autoliv, Inc.	24,902	1,494,618
BorgWarner, Inc.	67,247	1,921,247
Ford Motor Co.	1,259,275	6,409,710
General Motors Co.	405,822	9,045,772
Gentex Corp.	82,276	1,994,370
Harley-Davidson, Inc.	50,095	1,093,574
Lear Corp.	17,956	1,753,403
Tesla, Inc. *	46,023	35,984,463
Thor Industries, Inc.	17,859	1,182,266
		66,590,939

Banks 4.0%
Bank of America Corp.	2,617,747	62,956,815
Bank of Hawaii Corp.	13,298	906,658
Bank OZK	39,106	884,578
BOK Financial Corp.	10,599	548,922
CIT Group, Inc.	30,989	588,171
Citigroup, Inc.	705,058	34,237,616
Citizens Financial Group, Inc.	139,631	3,126,338
Comerica, Inc.	46,803	1,631,553
Commerce Bancshares, Inc.	33,782	2,067,121
Community Bank System, Inc.	17,025	1,063,892
Cullen/Frost Bankers, Inc.	18,693	1,343,279
East West Bancorp, Inc.	47,207	1,655,549
Essent Group Ltd.	31,871	870,716
F.N.B. Corp.	104,231	843,229
Fifth Third Bancorp	230,124	4,301,018
First Citizens BancShares, Inc., Class A	2,650	1,012,300
First Financial Bankshares, Inc.	43,775	1,219,134
First Hawaiian, Inc.	40,838	718,340
First Horizon National Corp.	101,562	922,183
First Republic Bank	54,630	5,697,363
Glacier Bancorp, Inc.	28,293	1,077,397
Hancock Whitney Corp.	28,796	602,124
Huntington Bancshares, Inc.	333,468	3,081,244
IBERIABANK Corp.	17,273	716,139
JPMorgan Chase & Co.	1,014,466	97,145,264
KeyCorp	318,669	3,712,494
M&T Bank Corp.	42,801	4,797,136
MGIC Investment Corp.	114,636	837,989
New York Community Bancorp, Inc.	152,031	1,651,057
PacWest Bancorp	36,059	729,834
People's United Financial, Inc.	141,804	1,799,493
Pinnacle Financial Partners, Inc.	23,394	941,609
Popular, Inc.	28,721	1,108,343
Prosperity Bancshares, Inc.	30,675	1,838,353
Radian Group, Inc.	64,953	972,996
Regions Financial Corp.	309,917	3,331,608
Signature Bank	17,523	1,878,115
Sterling Bancorp	67,030	826,480
SVB Financial Group *	16,613	3,209,133
Synovus Financial Corp.	44,975	944,925
TCF Financial Corp.	50,299	1,493,377
TFS Financial Corp.	16,400	223,860
Security	Number of Shares	Value ($)
The PNC Financial Services Group, Inc.	141,856	15,131,780
Truist Financial Corp.	434,131	16,201,769
U.S. Bancorp	459,041	16,754,996
Umpqua Holdings Corp.	68,724	860,768
United Bankshares, Inc.	32,508	973,940
Valley National Bancorp	129,609	1,083,531
Webster Financial Corp.	29,638	837,274
Wells Fargo & Co.	1,244,508	36,152,957
Western Alliance Bancorp	31,119	1,116,550
Wintrust Financial Corp.	18,766	786,295
Zions Bancorp NA	54,348	1,717,940
		351,131,545

Capital Goods 5.7%
3M Co.	185,938	28,247,701
A.O. Smith Corp.	44,606	1,890,402
Acuity Brands, Inc.	12,915	1,118,310
AECOM *	51,009	1,849,586
Aerojet Rocketdyne Holdings, Inc. *	23,718	975,759
AGCO Corp.	20,635	1,090,353
Air Lease Corp.	34,403	899,638
Allegion plc	29,917	3,007,855
Allison Transmission Holdings, Inc.	39,003	1,417,369
AMETEK, Inc.	74,052	6,210,741
Armstrong World Industries, Inc.	15,891	1,224,878
Axon Enterprise, Inc. *	19,441	1,413,555
BWX Technologies, Inc.	30,965	1,643,003
Carlisle Cos., Inc.	18,258	2,208,488
Carrier Global Corp. *	262,970	4,657,199
Caterpillar, Inc.	178,709	20,798,153
Colfax Corp. *	27,390	706,388
Crane Co.	16,966	923,799
Cummins, Inc.	49,507	8,094,395
Curtiss-Wright Corp.	13,939	1,444,777
Deere & Co.	101,698	14,752,312
Donaldson Co., Inc.	41,442	1,816,403
Dover Corp.	46,731	4,376,358
Eaton Corp. plc	133,868	11,177,978
EMCOR Group, Inc.	17,522	1,113,173
Emerson Electric Co.	197,231	11,248,084
Fastenal Co.	184,841	6,694,941
Flowserve Corp.	42,712	1,203,197
Fortive Corp.	95,882	6,136,448
Fortune Brands Home & Security, Inc.	44,975	2,167,795
Gates Industrial Corp. plc *	14,417	123,842
Generac Holdings, Inc. *	20,272	1,975,304
General Dynamics Corp.	75,905	9,914,711
General Electric Co.	2,820,874	19,181,943
Graco, Inc.	54,355	2,427,494
HD Supply Holdings, Inc. *	53,746	1,595,181
HEICO Corp.	13,213	1,157,459
HEICO Corp., Class A	23,513	1,700,695
Hexcel Corp.	27,546	952,816
Honeywell International, Inc.	231,026	32,782,589
Howmet Aerospace, Inc.	126,324	1,651,055
Hubbell, Inc.	17,791	2,213,734
Huntington Ingalls Industries, Inc.	13,131	2,513,405
IDEX Corp.	24,474	3,759,941
Illinois Tool Works, Inc.	94,517	15,359,012

6
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Ingersoll Rand, Inc. *	112,096	3,259,752
ITT, Inc.	28,474	1,501,149
Jacobs Engineering Group, Inc.	43,441	3,594,743
Johnson Controls International plc	249,570	7,264,983
L3Harris Technologies, Inc.	71,608	13,870,470
Lennox International, Inc.	11,321	2,113,404
Lincoln Electric Holdings, Inc.	19,595	1,577,593
Lockheed Martin Corp.	80,251	31,222,454
Masco Corp.	91,490	3,754,750
MasTec, Inc. *	19,962	716,636
Mercury Systems, Inc. *	18,189	1,621,731
Nordson Corp.	16,419	2,641,981
Northrop Grumman Corp.	50,627	16,740,830
nVent Electric plc	50,997	951,094
Oshkosh Corp.	21,835	1,474,518
Otis Worldwide Corp. *	131,485	6,693,901
Owens Corning	35,571	1,542,359
PACCAR, Inc.	111,778	7,738,391
Parker-Hannifin Corp.	41,629	6,582,377
Parsons Corp. *	6,208	232,179
Pentair plc	54,247	1,876,404
Quanta Services, Inc.	45,762	1,663,906
Raytheon Technologies Corp.	473,685	30,699,525
RBC Bearings, Inc. *	7,888	999,252
Rexnord Corp.	39,894	1,087,909
Rockwell Automation, Inc.	37,252	7,058,509
Roper Technologies, Inc.	33,678	11,485,208
Sensata Technologies Holding plc *	50,484	1,836,608
SiteOne Landscape Supply, Inc. *	13,568	1,202,532
Snap-on, Inc.	17,722	2,308,999
Spirit AeroSystems Holdings, Inc., Class A	34,044	754,415
Stanley Black & Decker, Inc.	49,299	5,432,750
Teledyne Technologies, Inc. *	11,741	3,823,691
Textron, Inc.	73,951	1,949,348
The Boeing Co.	172,857	24,376,294
The Middleby Corp. *	18,512	1,029,823
The Timken Co.	21,912	823,453
The Toro Co.	34,176	2,180,771
Trane Technologies plc	77,513	6,776,186
TransDigm Group, Inc.	16,079	5,837,963
Trex Co., Inc. *	19,003	1,809,466
United Rentals, Inc. *	23,943	3,076,676
Univar Solutions, Inc. *	45,298	657,727
W.W. Grainger, Inc.	14,025	3,865,010
WABCO Holdings, Inc. *	16,745	2,250,193
Watsco, Inc.	10,446	1,681,702
Westinghouse Air Brake Technologies Corp.	59,145	3,336,961
Woodward, Inc.	18,262	1,105,947
Xylem, Inc.	58,130	4,179,547
		498,080,289

Commercial & Professional Services 0.9%
ADT, Inc.	37,530	215,047
ASGN, Inc. *	17,301	803,631
Cintas Corp.	26,965	5,981,646
Clean Harbors, Inc. *	16,822	898,799
Copart, Inc. *	66,391	5,318,583
CoStar Group, Inc. *	11,846	7,679,288
Equifax, Inc.	39,261	5,453,353
FTI Consulting, Inc. *	12,337	1,571,240
IAA, Inc. *	43,350	1,673,310
IHS Markit Ltd.	129,735	8,731,166
ManpowerGroup, Inc.	19,409	1,440,924
MSA Safety, Inc.	11,702	1,316,826
Nielsen Holdings plc	116,401	1,714,587
Republic Services, Inc.	68,296	5,350,309
Security	Number of Shares	Value ($)
Robert Half International, Inc.	38,499	1,819,848
Rollins, Inc.	45,156	1,806,240
Stericycle, Inc. *	29,270	1,428,376
Tetra Tech, Inc.	17,908	1,348,114
The Brink's Co.	16,117	823,901
TransUnion	60,942	4,801,620
TriNet Group, Inc. *	14,413	705,805
Verisk Analytics, Inc.	53,015	8,102,282
Waste Management, Inc.	125,977	12,600,220
		81,585,115

Consumer Durables & Apparel 1.1%
Brunswick Corp.	26,818	1,279,755
Capri Holdings Ltd. *	49,491	754,738
Carter's, Inc.	14,569	1,139,296
Columbia Sportswear Co.	9,291	677,221
D.R. Horton, Inc.	108,466	5,121,764
Deckers Outdoor Corp. *	8,880	1,320,989
Garmin Ltd.	46,642	3,785,465
Hanesbrands, Inc.	117,119	1,164,163
Hasbro, Inc.	40,840	2,949,056
Helen of Troy Ltd. *	8,237	1,353,174
Leggett & Platt, Inc.	42,745	1,501,632
Lennar Corp., Class A	90,746	4,543,652
lululemon Athletica, Inc. *	38,796	8,670,130
Mattel, Inc. *	112,498	980,983
Mohawk Industries, Inc. *	19,414	1,702,996
Newell Brands, Inc.	122,502	1,700,328
NIKE, Inc., Class B	402,995	35,133,104
NVR, Inc. *	1,119	3,468,900
Polaris, Inc.	18,593	1,318,801
PulteGroup, Inc.	82,395	2,329,307
PVH Corp.	24,313	1,196,929
Ralph Lauren Corp.	16,342	1,205,713
Skechers U.S.A., Inc., Class A *	43,312	1,220,532
Tapestry, Inc.	87,656	1,304,321
Tempur Sealy International, Inc. *	14,870	799,262
Toll Brothers, Inc.	39,542	949,799
Under Armour, Inc., Class A *	61,604	641,914
Under Armour, Inc., Class C *	64,030	593,558
VF Corp.	105,886	6,151,977
Whirlpool Corp.	20,390	2,278,379
		97,237,838

Consumer Services 1.8%
Aramark	79,890	2,181,796
Bright Horizons Family Solutions, Inc. *	18,843	2,194,267
Caesars Entertainment Corp. *	176,387	1,703,898
Carnival Corp. (a)	151,004	2,400,964
Chegg, Inc. *	37,671	1,610,435
Chipotle Mexican Grill, Inc. *	8,284	7,277,908
Choice Hotels International, Inc.	10,274	771,064
Churchill Downs, Inc.	11,501	1,152,630
Cracker Barrel Old Country Store, Inc.	7,673	747,350
Darden Restaurants, Inc.	42,179	3,112,388
Domino's Pizza, Inc.	12,493	4,521,591
Dunkin' Brands Group, Inc.	26,962	1,694,292
Eldorado Resorts, Inc. *(a)	21,730	465,891
frontdoor, Inc. *	27,789	1,075,712
Grand Canyon Education, Inc. *	15,490	1,332,450
H&R Block, Inc.	63,615	1,059,190
Hilton Worldwide Holdings, Inc.	91,158	6,901,572
Las Vegas Sands Corp.	109,478	5,257,134
Marriott International, Inc., Class A	87,768	7,981,622
Marriott Vacations Worldwide Corp.	12,134	1,007,122
McDonald's Corp.	243,557	45,681,551

7
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
MGM Resorts International	163,996	2,760,053
Norwegian Cruise Line Holdings Ltd. *	69,704	1,143,146
Planet Fitness, Inc., Class A *	26,318	1,587,765
Royal Caribbean Cruises Ltd.	54,589	2,553,128
Service Corp. International	59,583	2,189,079
ServiceMaster Global Holdings, Inc. *	44,010	1,498,541
Starbucks Corp.	381,873	29,301,115
Texas Roadhouse, Inc.	21,380	1,006,784
The Wendy's Co.	59,310	1,177,897
Vail Resorts, Inc.	13,207	2,258,397
Wyndham Destinations, Inc.	28,874	738,308
Wyndham Hotels & Resorts, Inc.	31,459	1,186,319
Wynn Resorts Ltd.	31,320	2,678,800
Yum! Brands, Inc.	97,568	8,432,802
		158,642,961

Diversified Financials 4.7%
Affiliated Managers Group, Inc.	15,979	1,117,891
AGNC Investment Corp.	177,352	2,202,712
Ally Financial, Inc.	124,229	2,036,113
American Express Co.	216,495	19,755,169
Ameriprise Financial, Inc.	41,031	4,716,103
Annaly Capital Management, Inc.	455,120	2,844,500
Berkshire Hathaway, Inc., Class B *	632,855	118,571,713
BlackRock, Inc.	38,190	19,172,908
Blackstone Mortgage Trust, Inc., Class A	43,732	1,029,014
Capital One Financial Corp.	150,744	9,762,181
Cboe Global Markets, Inc.	35,791	3,556,910
Chimera Investment Corp.	60,364	469,028
CME Group, Inc.	115,933	20,660,420
Credit Acceptance Corp. *	4,468	1,392,095
Discover Financial Services	100,958	4,338,165
E*TRADE Financial Corp.	71,895	2,919,656
Eaton Vance Corp.	36,812	1,351,000
Equitable Holdings, Inc.	135,473	2,481,865
FactSet Research Systems, Inc.	12,229	3,362,975
Franklin Resources, Inc.	91,259	1,719,320
Interactive Brokers Group, Inc., Class A	25,103	1,029,223
Intercontinental Exchange, Inc.	179,979	16,099,122
Invesco Ltd.	117,151	1,009,842
Janus Henderson Group plc	50,217	898,884
Jefferies Financial Group, Inc.	78,358	1,075,072
Lazard Ltd., Class A	37,301	1,025,777
LendingTree, Inc. *	2,535	632,153
LPL Financial Holdings, Inc.	26,058	1,569,213
MarketAxess Holdings, Inc.	12,290	5,592,073
Moody's Corp.	52,605	12,830,359
Morgan Stanley	375,859	14,820,120
Morningstar, Inc.	6,799	1,060,372
MSCI, Inc.	27,321	8,933,967
Nasdaq, Inc.	37,080	4,066,564
New Residential Investment Corp.	135,696	826,389
Northern Trust Corp.	68,768	5,443,675
OneMain Holdings, Inc.	25,087	607,356
Raymond James Financial, Inc.	40,275	2,654,928
S&P Global, Inc.	79,075	23,159,486
Santander Consumer USA Holdings, Inc.	32,119	500,735
SEI Investments Co.	41,140	2,096,494
Starwood Property Trust, Inc.	91,804	1,187,944
State Street Corp.	117,349	7,397,681
Stifel Financial Corp.	22,626	1,001,879
Synchrony Financial	179,218	3,546,724
T. Rowe Price Group, Inc.	75,664	8,749,028
TD Ameritrade Holding Corp.	85,217	3,346,472
The Bank of New York Mellon Corp.	271,759	10,201,833
The Blackstone Group, Inc., Class A	213,446	11,150,419
The Charles Schwab Corp. (b)	367,225	13,851,727
Security	Number of Shares	Value ($)
The Goldman Sachs Group, Inc.	103,197	18,928,394
Two Harbors Investment Corp.	90,007	411,332
Voya Financial, Inc.	44,056	1,990,009
		411,154,984

Energy 2.8%
Apache Corp.	123,159	1,610,920
Baker Hughes Co.	208,352	2,906,510
Cabot Oil & Gas Corp.	132,013	2,854,121
Cheniere Energy, Inc. *	75,611	3,530,278
Chevron Corp.	611,558	56,263,336
Cimarex Energy Co.	33,916	862,145
Concho Resources, Inc.	64,239	3,643,636
ConocoPhillips	354,762	14,935,480
Continental Resources, Inc. (a)	28,913	473,884
CVR Energy, Inc.	8,884	211,883
Devon Energy Corp.	125,690	1,567,354
Diamondback Energy, Inc.	52,652	2,292,468
EOG Resources, Inc.	187,482	8,907,270
Exxon Mobil Corp.	1,368,235	63,581,881
Halliburton Co.	281,546	2,956,233
Helmerich & Payne, Inc.	35,325	698,375
Hess Corp.	83,216	4,047,626
HollyFrontier Corp.	48,973	1,618,068
Kinder Morgan, Inc.	630,117	9,596,682
Marathon Oil Corp.	263,355	1,611,733
Marathon Petroleum Corp.	209,499	6,720,728
Murphy Oil Corp.	48,838	579,219
National Oilwell Varco, Inc.	125,680	1,588,595
Noble Energy, Inc.	157,372	1,543,819
Occidental Petroleum Corp.	287,953	4,780,020
ONEOK, Inc.	133,235	3,987,724
Parsley Energy, Inc., Class A	102,129	965,119
PBF Energy, Inc., Class A	33,772	385,001
Phillips 66	143,733	10,516,944
Pioneer Natural Resources Co.	53,173	4,748,881
Schlumberger Ltd.	444,249	7,472,268
Targa Resources Corp.	76,159	987,021
TechnipFMC plc	138,686	1,235,692
The Williams Cos., Inc.	392,155	7,596,042
Transocean Ltd. *(a)	189,158	242,122
Valero Energy Corp.	133,344	8,447,342
WPX Energy, Inc. *	135,647	831,516
		246,797,936

Food & Staples Retailing 1.5%
Casey's General Stores, Inc.	11,918	1,804,504
Costco Wholesale Corp.	142,859	43,286,277
Performance Food Group Co. *	42,248	1,239,979
Sysco Corp.	165,235	9,297,773
The Kroger Co.	259,492	8,202,542
U.S. Foods Holding Corp. *	71,413	1,535,380
Walgreens Boots Alliance, Inc.	242,891	10,514,751
Walmart, Inc.	459,001	55,791,572
		131,672,778

Food, Beverage & Tobacco 3.5%
Altria Group, Inc.	604,005	23,707,196
Archer-Daniels-Midland Co.	179,292	6,658,905
Beyond Meat, Inc. *	3,426	339,140
Brown-Forman Corp., Class B	58,585	3,643,987
Bunge Ltd.	46,193	1,832,476
Campbell Soup Co.	54,452	2,721,511
ConAgra Brands, Inc.	157,923	5,280,945
Constellation Brands, Inc., Class A	54,135	8,915,493

8
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Darling Ingredients, Inc. *	53,153	1,094,420
Flowers Foods, Inc.	61,687	1,374,386
General Mills, Inc.	195,276	11,695,080
Hormel Foods Corp.	89,652	4,200,196
Ingredion, Inc.	21,697	1,761,796
Kellogg Co.	80,872	5,297,116
Keurig Dr Pepper, Inc.	86,463	2,287,811
Lamb Weston Holdings, Inc.	46,955	2,881,159
Lancaster Colony Corp.	6,287	846,419
McCormick & Co., Inc. - Non Voting Shares	40,056	6,282,383
Molson Coors Beverage Co., Class B	60,395	2,476,799
Mondelez International, Inc., Class A	466,309	23,986,935
Monster Beverage Corp. *	123,409	7,627,910
PepsiCo, Inc.	451,275	59,699,170
Philip Morris International, Inc.	503,419	37,555,058
Pilgrim's Pride Corp. *	16,389	360,558
Post Holdings, Inc. *	21,365	1,962,375
Sanderson Farms, Inc.	6,459	879,328
Seaboard Corp.	74	222,821
The Coca-Cola Co.	1,247,250	57,236,303
The Hershey Co.	47,906	6,344,192
The JM Smucker Co.	37,037	4,255,922
The Kraft Heinz Co.	201,919	6,124,203
Tyson Foods, Inc., Class A	95,746	5,954,444
		305,506,437

Health Care Equipment & Services 6.8%
Abbott Laboratories	571,699	52,647,761
ABIOMED, Inc. *	14,754	2,821,703
Align Technology, Inc. *	23,225	4,989,891
Amedisys, Inc. *	10,375	1,910,660
AmerisourceBergen Corp.	48,475	4,346,269
Anthem, Inc.	81,949	23,005,543
Baxter International, Inc.	164,927	14,642,219
Becton, Dickinson & Co.	87,450	22,083,748
Boston Scientific Corp. *	450,137	16,871,135
Cardinal Health, Inc.	94,802	4,690,803
Centene Corp. *	189,135	12,592,608
Cerner Corp.	101,072	7,013,386
Chemed Corp.	5,164	2,151,167
Cigna Corp. *	120,540	23,599,321
CVS Health Corp.	420,549	25,884,791
Danaher Corp.	206,762	33,797,317
DaVita, Inc. *	29,236	2,309,936
DENTSPLY SIRONA, Inc.	72,174	3,063,065
DexCom, Inc. *	29,431	9,865,271
Edwards Lifesciences Corp. *	67,561	14,694,517
Encompass Health Corp.	31,372	2,078,395
Globus Medical, Inc., Class A *	24,491	1,162,343
Guardant Health, Inc. *	13,228	1,018,027
Haemonetics Corp. *	16,531	1,880,897
HCA Healthcare, Inc.	85,700	9,416,716
HealthEquity, Inc. *	23,292	1,310,641
Henry Schein, Inc. *	47,235	2,577,142
Hill-Rom Holdings, Inc.	21,815	2,453,969
Hologic, Inc. *	86,464	4,331,846
Humana, Inc.	42,859	16,364,423
ICU Medical, Inc. *	6,122	1,342,616
IDEXX Laboratories, Inc. *	27,701	7,689,798
Insulet Corp. *	19,893	3,973,030
Integra LifeSciences Holdings Corp. *	23,608	1,205,188
Intuitive Surgical, Inc. *	37,352	19,082,390
Laboratory Corp. of America Holdings *	31,411	5,165,539
LHC Group, Inc. *	9,771	1,270,132
Masimo Corp. *	15,802	3,380,206
McKesson Corp.	52,374	7,397,827
Security	Number of Shares	Value ($)
Medtronic plc	433,537	42,326,217
Molina Healthcare, Inc. *	20,131	3,300,880
NuVasive, Inc. *	17,048	1,037,882
Penumbra, Inc. *	10,470	1,856,540
Quest Diagnostics, Inc.	43,567	4,797,162
ResMed, Inc.	46,398	7,206,537
Steris plc	27,413	3,906,353
Stryker Corp.	104,029	19,394,126
Tandem Diabetes Care, Inc. *	18,384	1,466,676
Teladoc Health, Inc. *	23,367	3,845,975
Teleflex, Inc.	14,990	5,027,646
Tenet Healthcare Corp. *	34,031	686,746
The Cooper Cos., Inc.	16,068	4,606,696
UnitedHealth Group, Inc.	306,409	89,615,440
Universal Health Services, Inc., Class B	26,003	2,748,257
Varian Medical Systems, Inc. *	29,357	3,357,854
Veeva Systems, Inc., Class A *	42,737	8,154,220
West Pharmaceutical Services, Inc.	23,921	4,527,288
Wright Medical Group N.V. *	40,531	1,180,263
Zimmer Biomet Holdings, Inc.	66,491	7,958,973
		593,083,967

Household & Personal Products 1.8%
Church & Dwight Co., Inc.	79,734	5,580,583
Colgate-Palmolive Co.	277,110	19,472,520
Coty, Inc., Class A	94,864	517,009
Herbalife Nutrition Ltd. *	30,162	1,126,551
Kimberly-Clark Corp.	110,788	15,341,922
The Clorox Co.	40,647	7,578,227
The Estee Lauder Cos., Inc., Class A	72,084	12,715,617
The Procter & Gamble Co.	806,905	95,109,892
		157,442,321

Insurance 2.1%
Aflac, Inc.	237,728	8,852,991
Alleghany Corp.	4,644	2,478,549
American Financial Group, Inc.	24,522	1,624,337
American International Group, Inc.	281,609	7,161,317
Aon plc	75,627	13,058,514
Arch Capital Group Ltd. *	131,345	3,156,220
Arthur J. Gallagher & Co.	60,006	4,710,471
Assurant, Inc.	19,345	2,055,213
Assured Guaranty Ltd.	31,293	930,341
Athene Holding Ltd., Class A *	38,370	1,035,990
Axis Capital Holdings Ltd.	27,148	993,617
Brighthouse Financial, Inc. *	35,517	913,142
Brown & Brown, Inc.	75,247	2,702,120
Chubb Ltd.	146,578	15,831,890
Cincinnati Financial Corp.	49,098	3,230,648
CNA Financial Corp.	8,422	265,967
Erie Indemnity Co., Class A	6,101	1,086,344
Everest Re Group Ltd.	13,158	2,278,045
Fidelity National Financial, Inc.	89,094	2,409,993
First American Financial Corp.	36,466	1,681,812
Globe Life, Inc.	31,956	2,631,257
Kemper Corp.	20,311	1,365,305
Lincoln National Corp.	64,669	2,293,809
Loews Corp.	82,337	2,853,800
Markel Corp. *	4,449	3,852,122
Marsh & McLennan Cos., Inc.	163,250	15,889,123
MetLife, Inc.	253,307	9,139,317
Old Republic International Corp.	92,941	1,482,409
Primerica, Inc.	13,231	1,374,833
Principal Financial Group, Inc.	82,564	3,006,155
Prudential Financial, Inc.	130,052	8,111,343
Reinsurance Group of America, Inc.	19,887	2,081,771

9
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
RenaissanceRe Holdings Ltd.	14,150	2,066,042
RLI Corp.	13,085	952,981
Selective Insurance Group, Inc.	19,709	988,012
The Allstate Corp.	104,596	10,639,505
The Hanover Insurance Group, Inc.	13,008	1,305,743
The Hartford Financial Services Group, Inc.	116,777	4,436,358
The Progressive Corp.	188,917	14,603,284
The Travelers Cos., Inc.	83,666	8,467,836
Unum Group	67,154	1,171,837
W.R. Berkley Corp.	46,613	2,517,102
Willis Towers Watson plc	41,523	7,403,136
		185,090,601

Materials 2.5%
Air Products & Chemicals, Inc.	71,219	16,065,582
Albemarle Corp.	33,885	2,081,556
Alcoa Corp. *	62,234	507,207
Amcor plc *	523,460	4,695,436
AptarGroup, Inc.	20,581	2,203,813
Arconic Corp. *	31,581	275,386
Ashland Global Holdings, Inc.	18,995	1,171,802
Avery Dennison Corp.	26,779	2,956,134
Axalta Coating Systems Ltd. *	67,813	1,338,629
Ball Corp.	105,683	6,931,748
Berry Global Group, Inc. *	41,894	1,666,962
Celanese Corp.	39,497	3,281,016
CF Industries Holdings, Inc.	69,705	1,916,887
Corteva, Inc. *	241,137	6,315,378
Crown Holdings, Inc. *	43,528	2,803,638
Dow, Inc. *	239,996	8,805,453
DuPont de Nemours, Inc.	239,893	11,279,769
Eagle Materials, Inc.	13,619	830,895
Eastman Chemical Co.	43,210	2,614,637
Ecolab, Inc.	81,251	15,722,068
FMC Corp.	42,126	3,871,379
Freeport-McMoRan, Inc.	465,680	4,111,954
Graphic Packaging Holding Co.	95,683	1,277,368
Huntsman Corp.	64,932	1,091,507
International Flavors & Fragrances, Inc.	34,519	4,523,025
International Paper Co.	126,775	4,342,044
Linde plc	173,823	31,981,694
LyondellBasell Industries N.V., Class A	83,015	4,810,719
Martin Marietta Materials, Inc.	20,065	3,816,965
NewMarket Corp.	2,440	1,003,914
Newmont Corp.	265,518	15,793,011
Nucor Corp.	97,772	4,027,229
Packaging Corp. of America	30,480	2,945,892
PPG Industries, Inc.	76,299	6,930,238
Reliance Steel & Aluminum Co.	21,789	1,951,859
Royal Gold, Inc.	20,971	2,569,577
RPM International, Inc.	42,224	2,804,096
Sealed Air Corp.	50,489	1,443,480
Sonoco Products Co.	32,554	1,589,937
Steel Dynamics, Inc.	70,342	1,707,200
The Mosaic Co.	111,322	1,281,316
The Scotts Miracle-Gro Co.	12,694	1,574,437
The Sherwin-Williams Co.	26,529	14,229,360
Valvoline, Inc.	60,071	1,032,620
Vulcan Materials Co.	42,743	4,828,677
W.R. Grace & Co.	18,495	873,519
Westlake Chemical Corp.	11,139	483,990
WestRock Co.	84,068	2,706,149
		223,067,152

Security	Number of Shares	Value ($)
Media & Entertainment 8.4%
Activision Blizzard, Inc.	248,132	15,813,452
Alphabet, Inc., Class A *	96,913	130,512,737
Alphabet, Inc., Class C *	96,657	130,357,430
Altice USA, Inc., Class A *	100,351	2,606,115
Cable One, Inc.	1,624	3,106,485
Charter Communications, Inc., Class A *	50,682	25,099,247
Cinemark Holdings, Inc.	35,543	507,554
Comcast Corp., Class A	1,467,823	55,234,179
Discovery, Inc., Class A *	51,498	1,154,585
Discovery, Inc., Class C *	109,145	2,227,649
DISH Network Corp., Class A *	81,597	2,041,149
Electronic Arts, Inc. *	94,209	10,764,320
Facebook, Inc., Class A *	778,203	159,305,936
Fox Corp., Class A	114,142	2,952,854
Fox Corp., Class B	53,188	1,359,485
IAC/InterActiveCorp *	23,391	5,227,421
Liberty Broadband Corp., Class C *	49,515	6,074,500
Liberty Global plc, Class A *	53,391	1,036,853
Liberty Global plc, Class C *	134,103	2,455,426
Liberty Media Corp. - Liberty Formula One, Class C *	66,446	2,138,897
Liberty Media Corp. - Liberty SiriusXM, Class A *	26,933	907,911
Liberty Media Corp. - Liberty SiriusXM, Class C *	46,198	1,573,966
Live Nation Entertainment, Inc. *	46,235	2,074,564
Madison Square Garden Entertainment Corp. *	5,575	461,053
Madison Square Garden Sports C *	5,575	955,109
Match Group, Inc. *(a)	17,678	1,360,499
Netflix, Inc. *	141,676	59,482,669
News Corp., Class A	126,533	1,253,942
Nexstar Media Group, Inc., Class A	15,282	1,070,351
Omnicom Group, Inc.	70,305	4,009,494
Pinterest, Inc., Class A *	33,252	686,986
Roku, Inc. *	29,449	3,570,102
Sirius XM Holdings, Inc.	435,064	2,571,228
Snap, Inc., Class A *	253,101	4,457,109
Take-Two Interactive Software, Inc. *	36,697	4,442,172
TEGNA, Inc.	71,169	762,932
The Interpublic Group of Cos., Inc.	126,428	2,146,747
The New York Times Co., Class A	46,061	1,497,904
The Walt Disney Co.	582,695	63,018,464
TripAdvisor, Inc.	34,337	685,710
Twitter, Inc. *	250,964	7,197,648
ViacomCBS, Inc., Class B	175,218	3,024,263
Zillow Group, Inc., Class C *	40,012	1,758,928
Zynga, Inc., Class A *	304,057	2,292,590
		731,238,615

Pharmaceuticals, Biotechnology & Life Sciences 8.5%
AbbVie, Inc.	477,952	39,287,654
ACADIA Pharmaceuticals, Inc. *	36,819	1,778,726
Agilent Technologies, Inc.	99,696	7,642,695
Alexion Pharmaceuticals, Inc. *	71,813	7,717,743
Allakos, Inc. *(a)	7,972	524,239
Allergan plc	106,086	19,874,151
Alnylam Pharmaceuticals, Inc. *	35,975	4,737,908
Amgen, Inc.	192,154	45,967,080
Arrowhead Pharmaceuticals, Inc. *	32,794	1,129,097
Avantor, Inc. *	72,982	1,226,827
Bio-Rad Laboratories, Inc., Class A *	6,963	3,064,416
Bio-Techne Corp.	12,386	2,786,850
Biogen, Inc. *	58,308	17,307,564
BioMarin Pharmaceutical, Inc. *	58,097	5,346,086

10
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Bluebird Bio, Inc. *	17,499	942,846
Blueprint Medicines Corp. *	17,644	1,037,997
Bridgebio Pharma, Inc. *	6,866	209,619
Bristol-Myers Squibb Co.	757,775	46,080,298
Bruker Corp.	32,301	1,270,075
Catalent, Inc. *	49,642	3,432,744
Charles River Laboratories International, Inc. *	15,761	2,280,144
Elanco Animal Health, Inc. *	127,182	3,142,667
Eli Lilly & Co.	273,359	42,272,236
Exact Sciences Corp. *	45,151	3,566,026
Exelixis, Inc. *	97,276	2,402,231
FibroGen, Inc. *	25,343	934,903
Gilead Sciences, Inc.	409,124	34,366,416
Global Blood Therapeutics, Inc. *	19,722	1,509,127
Horizon Therapeutics plc *	60,989	2,198,044
Illumina, Inc. *	47,619	15,191,890
Immunomedics, Inc. *	64,265	1,952,371
Incyte Corp. *	57,881	5,652,658
Intercept Pharmaceuticals, Inc. *	8,455	692,634
Ionis Pharmaceuticals, Inc. *	41,311	2,294,000
IQVIA Holdings, Inc. *	58,526	8,345,222
Jazz Pharmaceuticals plc *	18,132	1,999,053
Johnson & Johnson	851,489	127,757,410
Merck & Co., Inc.	823,655	65,348,788
Mettler-Toledo International, Inc. *	7,887	5,678,167
Mirati Therapeutics, Inc. *	11,952	1,016,398
Moderna, Inc. *	71,656	3,295,459
Mylan N.V. *	166,314	2,789,086
Nektar Therapeutics *	58,188	1,117,210
Neurocrine Biosciences, Inc. *	29,614	2,906,318
PerkinElmer, Inc.	36,333	3,289,226
Perrigo Co., plc	43,940	2,342,002
Pfizer, Inc.	1,790,031	68,665,589
PRA Health Sciences, Inc. *	20,014	1,931,351
Reata Pharmaceuticals, Inc., Class A *	8,366	1,323,167
Regeneron Pharmaceuticals, Inc. *	25,799	13,567,178
Repligen Corp. *	15,339	1,781,625
Sage Therapeutics, Inc. *	17,167	669,170
Sarepta Therapeutics, Inc. *	22,766	2,683,656
Seattle Genetics, Inc. *	37,105	5,091,919
Syneos Health, Inc. *	20,617	1,150,222
Thermo Fisher Scientific, Inc.	129,629	43,384,234
United Therapeutics Corp. *	14,140	1,549,178
Vertex Pharmaceuticals, Inc. *	83,024	20,855,629
Waters Corp. *	20,853	3,899,511
Zoetis, Inc.	153,946	19,906,757
		742,163,487

Real Estate 3.5%
Alexandria Real Estate Equities, Inc.	39,756	6,245,270
American Campus Communities, Inc.	44,654	1,575,840
American Homes 4 Rent, Class A	82,958	2,002,606
American Tower Corp.	143,218	34,085,884
Americold Realty Trust	61,472	1,880,428
Apartment Investment & Management Co., Class A	46,900	1,766,723
AvalonBay Communities, Inc.	44,972	7,328,187
Boston Properties, Inc.	46,613	4,529,851
Brixmor Property Group, Inc.	96,923	1,109,768
Camden Property Trust	31,162	2,744,437
CBRE Group, Inc., Class A *	108,124	4,641,763
CoreSite Realty Corp.	12,262	1,486,032
Cousins Properties, Inc.	46,613	1,406,314
Crown Castle International Corp.	134,364	21,421,653
CubeSmart	63,449	1,598,915
CyrusOne, Inc.	36,269	2,544,270
Security	Number of Shares	Value ($)
Digital Realty Trust, Inc.	85,190	12,735,053
Douglas Emmett, Inc.	53,967	1,645,454
Duke Realty Corp.	118,796	4,122,221
EastGroup Properties, Inc.	12,110	1,283,660
EPR Properties	25,871	761,125
Equinix, Inc.	27,557	18,606,486
Equity Commonwealth	39,015	1,324,559
Equity LifeStyle Properties, Inc.	58,600	3,534,166
Equity Residential	112,951	7,348,592
Essex Property Trust, Inc.	21,443	5,234,236
Extra Space Storage, Inc.	41,980	3,704,315
Federal Realty Investment Trust	22,980	1,913,545
First Industrial Realty Trust, Inc.	41,418	1,564,358
Gaming & Leisure Properties, Inc.	66,321	1,872,905
Healthcare Realty Trust, Inc.	43,342	1,273,821
Healthcare Trust of America, Inc., Class A	65,694	1,618,043
Healthpeak Properties, Inc.	160,409	4,193,091
Highwoods Properties, Inc.	33,502	1,300,213
Host Hotels & Resorts, Inc.	229,266	2,822,264
Hudson Pacific Properties, Inc.	50,127	1,232,122
Invitation Homes, Inc.	173,873	4,112,096
Iron Mountain, Inc.	92,273	2,231,161
JBG SMITH Properties	38,419	1,304,325
Jones Lang LaSalle, Inc.	16,877	1,781,874
Kilroy Realty Corp.	31,717	1,974,700
Kimco Realty Corp.	138,157	1,507,293
Lamar Advertising Co., Class A	27,931	1,610,222
Life Storage, Inc.	15,113	1,323,748
Medical Properties Trust, Inc.	166,265	2,849,782
Mid-America Apartment Communities, Inc.	37,006	4,141,712
National Retail Properties, Inc.	55,089	1,798,105
Omega Healthcare Investors, Inc.	70,030	2,041,375
Outfront Media, Inc.	47,093	738,889
Park Hotels & Resorts, Inc.	79,118	752,412
Prologis, Inc.	238,411	21,273,414
PS Business Parks, Inc.	6,312	814,816
Public Storage	48,497	8,993,769
Rayonier, Inc.	41,132	988,402
Realty Income Corp.	111,112	6,102,271
Regency Centers Corp.	53,149	2,333,773
Rexford Industrial Realty, Inc.	36,347	1,480,050
Ryman Hospitality Properties, Inc.	18,041	637,569
Sabra Health Care REIT, Inc.	67,048	859,555
SBA Communications Corp.	36,497	10,581,210
Service Properties Trust	53,012	367,373
Simon Property Group, Inc.	99,122	6,618,376
SL Green Realty Corp.	26,755	1,419,353
Spirit Realty Capital, Inc.	32,990	1,014,772
STAG Industrial, Inc.	48,751	1,279,714
STORE Capital Corp.	69,680	1,398,478
Sun Communities, Inc.	30,027	4,035,629
The Howard Hughes Corp. *	14,258	772,213
UDR, Inc.	94,499	3,540,878
Ventas, Inc.	120,196	3,888,341
VEREIT, Inc.	349,850	1,917,178
VICI Properties, Inc.	150,305	2,618,313
Vornado Realty Trust	50,764	2,224,479
Weingarten Realty Investors	38,809	705,936
Welltower, Inc.	131,158	6,719,224
Weyerhaeuser Co.	240,984	5,270,320
WP Carey, Inc.	55,770	3,668,551
		304,149,821

Retailing 7.0%
Aaron's, Inc.	22,035	703,137
Advance Auto Parts, Inc.	22,504	2,720,959

11
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Amazon.com, Inc. *	134,694	333,232,956
AutoNation, Inc. *	19,588	729,457
AutoZone, Inc. *	7,695	7,851,362
Best Buy Co., Inc.	73,920	5,671,882
Booking Holdings, Inc. *	13,522	20,020,268
Burlington Stores, Inc. *	21,406	3,910,662
CarMax, Inc. *	52,604	3,874,285
Carvana Co. *	16,493	1,321,254
Dollar General Corp.	82,235	14,415,796
Dollar Tree, Inc. *	76,323	6,080,653
eBay, Inc.	247,546	9,859,757
Etsy, Inc. *	38,739	2,512,999
Expedia Group, Inc.	44,936	3,189,557
Five Below, Inc. *	18,197	1,640,642
Floor & Decor Holdings, Inc., Class A *	22,886	970,366
Foot Locker, Inc.	34,637	887,746
Genuine Parts Co.	46,720	3,703,962
GrubHub, Inc. *	29,204	1,395,659
Kohl's Corp.	50,983	941,146
L Brands, Inc.	76,263	906,767
LKQ Corp. *	98,122	2,565,890
Lowe's Cos., Inc.	247,846	25,961,869
Macy's, Inc.	95,441	559,284
Nordstrom, Inc.	34,533	648,530
O'Reilly Automotive, Inc. *	24,493	9,462,626
Penske Automotive Group, Inc.	10,978	394,988
Pool Corp.	12,911	2,732,742
RH *	5,359	770,517
Ross Stores, Inc.	116,709	10,662,534
Target Corp.	163,796	17,974,973
The Gap, Inc.	68,808	558,721
The Home Depot, Inc.	352,906	77,579,326
The TJX Cos., Inc.	392,187	19,236,772
Tiffany & Co.	34,854	4,409,031
Tractor Supply Co.	38,093	3,863,773
Ulta Beauty, Inc. *	18,442	4,018,881
Wayfair, Inc., Class A *	21,440	2,659,418
Williams-Sonoma, Inc.	24,891	1,539,259
		612,140,406

Semiconductors & Semiconductor Equipment 4.4%
Advanced Micro Devices, Inc. *	377,914	19,798,915
Analog Devices, Inc.	119,272	13,072,211
Applied Materials, Inc.	299,137	14,861,126
Broadcom, Inc.	128,275	34,842,056
Cabot Microelectronics Corp.	9,526	1,167,316
Cirrus Logic, Inc. *	18,945	1,432,242
Cree, Inc. *	35,308	1,522,834
Enphase Energy, Inc. *	26,064	1,220,577
Entegris, Inc.	43,944	2,383,083
First Solar, Inc. *	24,014	1,056,856
Inphi Corp. *	14,956	1,443,852
Intel Corp.	1,407,193	84,403,436
KLA Corp.	50,976	8,364,652
Lam Research Corp.	46,989	11,995,352
Marvell Technology Group Ltd.	216,040	5,776,910
Maxim Integrated Products, Inc.	87,678	4,820,536
Microchip Technology, Inc.	77,451	6,794,776
Micron Technology, Inc. *	357,605	17,125,704
MKS Instruments, Inc.	17,745	1,778,581
Monolithic Power Systems, Inc.	12,910	2,580,838
NVIDIA Corp.	197,907	57,844,258
ON Semiconductor Corp. *	130,715	2,097,322
Qorvo, Inc. *	37,395	3,665,832
QUALCOMM, Inc.	369,314	29,053,932
Silicon Laboratories, Inc. *	13,779	1,339,594
Skyworks Solutions, Inc.	55,232	5,737,500
Security	Number of Shares	Value ($)
SolarEdge Technologies, Inc. *	15,928	1,777,406
Teradyne, Inc.	53,580	3,350,893
Texas Instruments, Inc.	302,692	35,133,461
Universal Display Corp.	13,515	2,028,872
Xilinx, Inc.	81,207	7,097,492
		385,568,415

Software & Services 14.5%
Accenture plc, Class A	205,571	38,069,694
ACI Worldwide, Inc. *	37,534	1,028,432
Adobe, Inc. *	156,464	55,331,929
Akamai Technologies, Inc. *	52,400	5,120,004
Alliance Data Systems Corp.	13,265	664,179
Alteryx, Inc., Class A *	15,961	1,806,466
Amdocs Ltd.	43,586	2,808,682
Anaplan, Inc. *	28,092	1,147,839
ANSYS, Inc. *	27,643	7,237,767
Aspen Technology, Inc. *	22,270	2,277,108
Autodesk, Inc. *	71,002	13,286,604
Automatic Data Processing, Inc.	139,891	20,520,611
Avalara, Inc. *	21,533	1,924,404
Black Knight, Inc. *	48,633	3,432,031
Blackbaud, Inc.	16,222	896,428
Booz Allen Hamilton Holding Corp.	45,324	3,328,595
Broadridge Financial Solutions, Inc.	37,132	4,307,312
CACI International, Inc., Class A *	8,126	2,032,638
Cadence Design Systems, Inc. *	90,186	7,316,790
CDK Global, Inc.	39,591	1,555,134
Ceridian HCM Holding, Inc. *	33,003	1,946,187
Citrix Systems, Inc.	37,223	5,397,707
Cognizant Technology Solutions Corp., Class A	177,552	10,301,567
Cornerstone OnDemand, Inc. *	17,308	580,856
Coupa Software, Inc. *	20,233	3,562,829
DocuSign, Inc. *	40,337	4,225,301
Dropbox, Inc., Class A *	70,731	1,486,766
DXC Technology Co.	81,117	1,470,651
Dynatrace, Inc. *	29,322	875,262
Elastic N.V. *	10,670	684,374
Envestnet, Inc. *	17,203	1,075,532
EPAM Systems, Inc. *	17,856	3,944,212
Euronet Worldwide, Inc. *	17,680	1,622,317
Fair Isaac Corp. *	9,376	3,309,165
Fidelity National Information Services, Inc.	198,645	26,199,289
FireEye, Inc. *	71,497	822,930
Fiserv, Inc. *	184,463	19,010,757
Five9, Inc. *	20,014	1,854,697
FleetCor Technologies, Inc. *	27,956	6,744,385
Fortinet, Inc. *	45,864	4,941,387
Gartner, Inc. *	28,780	3,419,352
Genpact Ltd.	49,023	1,687,862
Global Payments, Inc.	97,320	16,157,066
GoDaddy, Inc., Class A *	57,108	3,965,008
Guidewire Software, Inc. *	26,572	2,413,801
HubSpot, Inc. *	12,849	2,166,727
International Business Machines Corp.	286,372	35,956,868
Intuit, Inc.	84,151	22,704,781
j2 Global, Inc.	14,961	1,206,455
Jack Henry & Associates, Inc.	24,949	4,080,409
KBR, Inc.	46,490	941,887
Leidos Holdings, Inc.	42,951	4,243,988
LogMeIn, Inc.	15,983	1,365,907
Manhattan Associates, Inc. *	20,981	1,488,392
Mastercard, Inc., Class A	287,235	78,981,008
MAXIMUS, Inc.	20,643	1,389,687
Medallia, Inc. *	5,441	116,873
Microsoft Corp.	2,467,369	442,177,199

12
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
MongoDB, Inc. *	11,417	1,851,038
New Relic, Inc. *	16,436	882,449
NortonLifeLock, Inc.	185,048	3,935,971
Nuance Communications, Inc. *	92,110	1,860,622
Nutanix, Inc., Class A *	47,363	970,468
Okta, Inc. *	36,343	5,498,696
Oracle Corp.	700,619	37,111,788
Palo Alto Networks, Inc. *	31,757	6,240,568
Paychex, Inc.	102,923	7,052,284
Paycom Software, Inc. *	15,823	4,130,119
Paylocity Holding Corp. *	11,760	1,346,873
PayPal Holdings, Inc. *	379,687	46,701,501
Pegasystems, Inc.	12,324	1,030,533
Perspecta, Inc.	45,051	971,750
Proofpoint, Inc. *	17,972	2,187,732
PTC, Inc. *	33,196	2,298,823
Q2 Holdings, Inc. *	14,363	1,145,018
RealPage, Inc. *	25,348	1,634,693
RingCentral, Inc., Class A *	24,292	5,551,451
Sabre Corp.	89,255	648,884
salesforce.com, Inc. *	286,733	46,436,409
Science Applications International Corp.	15,428	1,259,850
ServiceNow, Inc. *	60,894	21,406,677
Slack Technologies, Inc. Class A *	17,608	469,958
Smartsheet, Inc., Class A *	29,646	1,562,937
SolarWinds Corp. *	21,428	363,847
Splunk, Inc. *	50,045	7,024,316
Square, Inc., Class A *	110,460	7,195,364
SS&C Technologies Holdings, Inc.	70,792	3,904,887
Synopsys, Inc. *	48,680	7,648,602
The Trade Desk, Inc., Class A *	13,002	3,804,125
The Western Union Co.	135,131	2,576,948
Twilio, Inc., Class A *	40,256	4,520,749
Tyler Technologies, Inc. *	12,615	4,045,504
Verint Systems, Inc. *	21,885	935,365
VeriSign, Inc. *	33,325	6,981,254
Visa, Inc., Class A	553,820	98,978,710
VMware, Inc., Class A *	25,329	3,331,270
WEX, Inc. *	14,175	1,875,636
Workday, Inc., Class A *	53,019	8,159,624
Zendesk, Inc. *	35,989	2,766,834
Zoom Video Communications, Inc., Class A *	9,506	1,284,926
Zscaler, Inc. *	21,206	1,422,498
		1,269,619,639

Technology Hardware & Equipment 6.4%
Amphenol Corp., Class A	95,532	8,431,654
Apple, Inc.	1,350,848	396,879,142
Arista Networks, Inc. *	17,522	3,842,575
Arrow Electronics, Inc. *	26,637	1,676,000
Avnet, Inc.	33,048	992,101
CDW Corp.	46,560	5,158,848
Ciena Corp. *	50,138	2,318,882
Cisco Systems, Inc.	1,372,011	58,145,826
Cognex Corp.	54,916	3,033,560
Coherent, Inc. *	7,919	1,012,602
Corning, Inc.	249,414	5,489,602
Dell Technologies, Inc., Class C *	49,675	2,120,626
Dolby Laboratories, Inc., Class A	20,770	1,246,823
F5 Networks, Inc. *	19,833	2,761,944
FLIR Systems, Inc.	42,559	1,847,061
Hewlett Packard Enterprise Co.	418,385	4,208,953
HP, Inc.	479,903	7,443,295
IPG Photonics Corp. *	11,544	1,492,985
Jabil, Inc.	45,323	1,288,986
Juniper Networks, Inc.	107,483	2,321,633
Security	Number of Shares	Value ($)
Keysight Technologies, Inc. *	60,427	5,847,521
Littelfuse, Inc.	7,933	1,152,189
Lumentum Holdings, Inc. *	25,089	2,029,951
Motorola Solutions, Inc.	55,516	7,983,756
National Instruments Corp.	37,512	1,441,211
NCR Corp. *	41,779	857,305
NetApp, Inc.	73,510	3,217,533
Pure Storage, Inc., Class A *	73,397	1,056,917
Seagate Technology plc	74,729	3,732,713
SYNNEX Corp.	13,280	1,162,797
TE Connectivity Ltd.	108,168	7,946,021
Tech Data Corp. *	11,288	1,587,544
Trimble, Inc. *	79,649	2,758,245
Ubiquiti, Inc.	3,988	646,176
ViaSat, Inc. *	19,102	809,925
Western Digital Corp.	96,096	4,428,104
Xerox Holdings Corp.	61,141	1,118,269
Zebra Technologies Corp., Class A *	17,416	3,999,759
		563,489,034

Telecommunication Services 1.9%
AT&T, Inc.	2,362,527	71,986,198
CenturyLink, Inc.	316,292	3,359,021
GCI Liberty, Inc., Class A *	30,899	1,879,586
T-Mobile US, Inc. *	123,048	10,803,614
Verizon Communications, Inc.	1,338,268	76,883,497
		164,911,916

Transportation 1.7%
Alaska Air Group, Inc.	40,307	1,310,784
AMERCO	2,586	724,416
American Airlines Group, Inc. (a)	125,300	1,504,853
C.H. Robinson Worldwide, Inc.	43,514	3,085,143
CSX Corp.	251,245	16,639,956
Delta Air Lines, Inc.	185,474	4,805,631
Expeditors International of Washington, Inc.	54,969	3,936,055
FedEx Corp.	77,708	9,851,043
JB Hunt Transport Services, Inc.	27,395	2,770,182
JetBlue Airways Corp. *	95,207	927,316
Kansas City Southern	32,094	4,189,872
Kirby Corp. *	19,773	1,056,274
Knight-Swift Transportation Holdings, Inc.	39,957	1,485,601
Landstar System, Inc.	12,814	1,323,814
Lyft, Inc., Class A *	66,604	2,186,609
Macquarie Infrastructure Corp.	25,805	711,960
Norfolk Southern Corp.	84,449	14,449,224
Old Dominion Freight Line, Inc.	31,050	4,511,255
Southwest Airlines Co.	170,362	5,323,813
Uber Technologies, Inc. *	67,046	2,029,482
Union Pacific Corp.	224,488	35,870,938
United Airlines Holdings, Inc. *	80,613	2,384,533
United Parcel Service, Inc., Class B	226,657	21,455,352
XPO Logistics, Inc. *	30,249	2,018,818
		144,552,924

Utilities 3.2%
ALLETE, Inc.	17,168	988,190
Alliant Energy Corp.	77,497	3,762,479
Ameren Corp.	79,284	5,767,911
American Electric Power Co., Inc.	160,021	13,299,345
American Water Works Co., Inc.	58,411	7,108,035
Atmos Energy Corp.	38,753	3,951,643
Avangrid, Inc.	17,935	771,205
Black Hills Corp.	20,082	1,243,879

13
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab 1000 Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
CenterPoint Energy, Inc.	161,829	2,755,948
CMS Energy Corp.	91,981	5,251,195
Consolidated Edison, Inc.	107,696	8,486,445
Dominion Energy, Inc.	266,515	20,556,302
DTE Energy Co.	62,380	6,471,301
Duke Energy Corp.	236,031	19,982,384
Edison International	115,637	6,789,048
Entergy Corp.	63,920	6,104,999
Essential Utilities, Inc.	69,609	2,908,960
Evergy, Inc.	73,574	4,298,929
Eversource Energy	104,795	8,456,957
Exelon Corp.	314,991	11,679,866
FirstEnergy Corp.	173,899	7,176,812
Hawaiian Electric Industries, Inc.	35,348	1,395,186
IDACORP, Inc.	16,363	1,501,796
MDU Resources Group, Inc.	65,119	1,462,573
National Fuel Gas Co.	27,279	1,118,439
New Jersey Resources Corp.	31,596	1,067,313
NextEra Energy, Inc.	158,126	36,546,081
NiSource, Inc.	120,350	3,021,989
NRG Energy, Inc.	80,901	2,712,611
OGE Energy Corp.	65,592	2,067,460
ONE Gas, Inc.	17,040	1,358,258
Ormat Technologies, Inc.	16,676	1,040,749
Pinnacle West Capital Corp.	36,180	2,785,498
PNM Resources, Inc.	24,833	1,005,488
Portland General Electric Co.	28,964	1,355,226
PPL Corp.	248,667	6,321,115
Public Service Enterprise Group, Inc.	163,506	8,291,389
Sempra Energy	90,974	11,267,130
Southwest Gas Holdings, Inc.	17,725	1,343,555
Spire, Inc.	16,296	1,188,956
TerraForm Power, Inc., Class A	25,925	449,021
The AES Corp.	213,884	2,833,963
The Southern Co.	339,002	19,231,583
UGI Corp.	66,722	2,013,670
Vistra Energy Corp.	143,775	2,809,364
WEC Energy Group, Inc.	102,183	9,252,671
Xcel Energy, Inc.	169,876	10,797,319
		282,050,236
Total Common Stock
(Cost $2,617,363,623)		8,706,969,356

Other Investment Companies 0.4% of net assets

Money Market Fund 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.22% (c)	29,421,679	29,421,679

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 0.19% (c)	6,786,325	6,786,325
Total Other Investment Companies
(Cost $36,208,004)		36,208,004

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 06/19/20	296	42,955,520	2,690,939
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $6,392,182.
(b)	Issuer is affiliated with the fund's investment adviser.
(c)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust

14
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 1.0%
Adient plc *	188,447	2,822,936
American Axle & Manufacturing Holdings, Inc. *	241,593	1,043,682
Cooper Tire & Rubber Co.	107,450	2,276,866
Cooper-Standard Holdings, Inc. *	35,323	453,901
Dana, Inc.	309,508	3,559,342
Dorman Products, Inc. *	57,740	3,642,239
Fox Factory Holding Corp. *	80,640	4,113,446
Gentherm, Inc. *	70,926	2,655,469
LCI Industries	52,265	4,532,421
Modine Manufacturing Co. *	104,397	483,358
Motorcar Parts of America, Inc. *	40,414	575,091
Standard Motor Products, Inc.	45,051	1,833,125
Stoneridge, Inc. *	56,997	1,141,650
Tenneco, Inc., Class A *	107,049	555,584
Visteon Corp. *	59,843	3,608,533
Winnebago Industries, Inc.	66,795	2,963,694
		36,261,337

Banks 10.4%
1st Constitution Bancorp	18,970	240,919
1st Source Corp.	30,431	1,056,869
ACNB Corp.	17,060	476,998
Allegiance Bancshares, Inc.	40,490	1,015,489
Amalgamated Bank, Class A	29,200	312,440
Amerant Bancorp, Inc. *	41,917	566,718
American National Bankshares, Inc.	23,369	625,121
Ameris Bancorp	130,906	3,328,940
Ames National Corp.	18,641	395,189
Arrow Financial Corp.	27,647	787,939
Atlantic Capital Bancshares, Inc. *	46,744	586,637
Atlantic Union Bankshares Corp.	171,106	4,084,300
Axos Financial, Inc. *	124,110	2,860,735
Banc of California, Inc.	97,910	1,020,222
BancFirst Corp.	39,903	1,536,665
BancorpSouth Bank	212,337	4,648,057
Bank First Corp.	12,455	637,945
Bank of Commerce Holdings	36,367	279,662
Bank of Marin Bancorp	28,597	942,557
Bank7 Corp.	8,289	82,890
BankFinancial Corp.	29,414	243,254
Bankwell Financial Group, Inc.	14,019	213,790
Banner Corp.	75,156	2,888,245
Bar Harbor Bankshares	32,404	595,586
Baycom Corp. *	21,945	270,582
BCB Bancorp, Inc.	31,744	321,249
Berkshire Hills Bancorp, Inc.	96,680	1,647,427
Boston Private Financial Holdings, Inc.	178,467	1,356,349
Bridge Bancorp, Inc.	35,403	732,488
Bridgewater Bancshares, Inc. *	47,102	477,143
Brookline Bancorp, Inc.	168,204	1,717,363
Bryn Mawr Bank Corp.	42,820	1,246,704
Business First Bancshares, Inc.	26,307	367,772
Byline Bancorp, Inc.	49,439	609,088
C&F Financial Corp.	7,189	255,641
Security	Number of Shares	Value ($)
Cadence BanCorp	268,988	1,780,701
Cambridge Bancorp	10,174	567,506
Camden National Corp.	32,402	1,061,165
Capital Bancorp, Inc. *	17,967	195,122
Capital City Bank Group, Inc.	29,255	644,780
Capitol Federal Financial, Inc.	282,768	3,390,388
Capstar Financial Holdings, Inc.	30,672	349,968
Carolina Financial Corp.	50,272	1,700,702
Carter Bank & Trust	47,952	454,585
Cathay General Bancorp	163,967	4,577,959
CBTX, Inc.	38,858	701,775
CenterState Bank Corp.	258,172	4,489,611
Central Pacific Financial Corp.	59,703	1,044,205
Central Valley Community Bancorp	23,928	350,067
Century Bancorp, Inc., Class A	5,964	445,451
Chemung Financial Corp.	7,551	185,000
Citizens & Northern Corp.	26,407	472,157
City Holding Co.	34,003	2,298,263
Civista Bancshares, Inc.	32,554	499,053
CNB Financial Corp.	31,680	562,003
Coastal Financial Corp. *	16,651	218,628
Codorus Valley Bancorp, Inc.	20,002	281,028
Colony Bankcorp, Inc.	15,437	194,506
Columbia Banking System, Inc.	154,325	4,165,232
Columbia Financial, Inc. *	111,646	1,580,349
Community Bank System, Inc.	108,869	6,803,224
Community Bankers Trust Corp.	46,562	260,282
Community Trust Bancorp, Inc.	33,334	1,130,023
ConnectOne Bancorp, Inc.	72,854	1,088,439
CrossFirst Bankshares, Inc. *	102,520	991,368
Customers Bancorp, Inc. *	60,117	767,093
CVB Financial Corp.	285,796	5,940,270
Dime Community Bancshares, Inc.	66,038	1,085,004
Eagle Bancorp, Inc.	69,373	2,433,605
Enterprise Bancorp, Inc.	18,934	457,256
Enterprise Financial Services Corp.	52,148	1,603,030
Equity Bancshares, Inc., Class A *	32,398	607,139
Esquire Financial Holdings, Inc. *	13,444	220,750
ESSA Bancorp, Inc.	20,691	248,292
Essent Group Ltd.	206,384	5,638,411
Evans Bancorp, Inc.	10,980	304,915
Farmers & Merchants Bancorp, Inc.	21,889	525,336
Farmers National Banc Corp.	55,632	689,280
FB Financial Corp.	36,811	822,358
Federal Agricultural Mortgage Corp., Class C	19,421	1,294,021
Fidelity D&D Bancorp, Inc.	6,187	238,694
Financial Institutions, Inc.	33,629	650,721
First BanCorp	460,471	2,684,546
First BanCorp (North Carolina)	62,930	1,673,309
First BanCorp, Inc.	22,400	490,560
First Bank/Hamilton NJ	35,703	282,768
First Busey Corp.	109,696	2,020,600
First Business Financial Services, Inc.	17,671	303,588
First Capital, Inc.	6,811	339,528
First Choice Bancorp	22,180	337,580
First Commonwealth Financial Corp.	209,976	1,998,972
First Community Bankshares, Inc.	38,476	906,879
First Defiance Financial Corp.	79,180	1,376,148
First Financial Bancorp	208,537	3,207,299

15
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
First Financial Bankshares, Inc.	277,810	7,737,008
First Financial Corp.	28,261	1,003,831
First Financial Northwest, Inc.	18,149	178,223
First Foundation, Inc.	84,396	1,161,289
First Guaranty Bancshares, Inc.	11,810	159,553
First Internet Bancorp	20,089	315,397
First Interstate BancSystem, Inc., Class A	80,915	2,734,927
First Merchants Corp.	115,400	3,266,974
First Mid Bancshares, Inc.	31,473	840,329
First Midwest Bancorp, Inc.	228,069	3,370,860
First Northwest Bancorp	18,910	220,302
Flagstar Bancorp, Inc.	74,349	1,926,383
Flushing Financial Corp.	58,437	729,878
FNCB Bancorp, Inc.	38,087	236,139
Franklin Financial Network, Inc.	28,529	676,708
Franklin Financial Services Corp.	8,719	251,979
FS Bancorp, Inc.	8,496	356,407
Fulton Financial Corp.	343,131	4,011,201
FVCBankcorp, Inc. *	26,923	309,884
German American Bancorp, Inc.	53,244	1,582,944
Glacier Bancorp, Inc.	185,959	7,081,319
Great Southern Bancorp, Inc.	23,824	1,014,188
Great Western Bancorp, Inc.	120,963	2,274,104
Greene County Bancorp, Inc.	7,555	158,579
Guaranty Bancshares, Inc.	17,147	462,455
Hancock Whitney Corp.	185,896	3,887,085
Hanmi Financial Corp.	65,671	792,649
HarborOne Bancorp, Inc. *	55,331	443,755
Hawthorn Bancshares, Inc.	11,731	213,504
HBT Financial, Inc.	19,303	224,880
Heartland Financial USA, Inc.	74,379	2,526,655
Heritage Commerce Corp.	118,331	1,050,779
Heritage Financial Corp.	78,698	1,577,895
Hilltop Holdings, Inc.	149,605	2,887,376
Hingham Institution for Savings	2,946	450,797
Home Bancorp, Inc.	16,237	412,420
Home BancShares, Inc.	332,197	5,092,580
HomeStreet, Inc.	47,354	1,209,895
HomeTrust Bancshares, Inc.	32,983	506,949
Hope Bancorp, Inc.	257,323	2,560,364
Horizon Bancorp, Inc.	80,579	916,989
Howard Bancorp, Inc. *	27,152	303,288
IBERIABANK Corp.	111,679	4,630,211
Independent Bank Corp.	71,140	5,185,395
Independent Bank Corp., Michigan	47,092	691,781
Independent Bank Group, Inc.	76,371	2,314,805
International Bancshares Corp.	119,098	3,452,651
Investar Holding Corp.	19,673	246,896
Investors Bancorp, Inc.	486,311	4,527,555
Kearny Financial Corp.	167,884	1,561,321
Lakeland Bancorp, Inc.	105,188	1,177,054
Lakeland Financial Corp.	52,882	2,238,495
LCNB Corp.	25,937	371,937
Level One Bancorp, Inc.	11,014	199,464
Live Oak Bancshares, Inc.	56,638	790,100
Luther Burbank Corp.	42,200	454,072
Macatawa Bank Corp.	54,446	418,145
Mackinac Financial Corp.	19,127	197,391
MainStreet Bancshares, Inc. *	15,783	237,061
Malvern Bancorp, Inc. *	15,895	209,019
Mercantile Bank Corp.	34,772	820,619
Merchants Bancorp	18,153	279,556
Meridian Bancorp, Inc.	103,044	1,213,858
Meta Financial Group, Inc.	72,610	1,337,476
Metrocity Bankshares, Inc. (a)	33,725	356,979
Metropolitan Bank Holding Corp. *	14,783	370,905
Mid Penn Bancorp, Inc.	15,299	299,860
Midland States Bancorp, Inc.	47,371	768,358
Security	Number of Shares	Value ($)
MidWestOne Financial Group, Inc.	25,987	542,349
MMA Capital Holdings, Inc. *	10,183	259,768
Mr Cooper Group, Inc. *	163,615	1,567,432
MVB Financial Corp.	20,532	281,904
National Bank Holdings Corp., Class A	63,233	1,680,733
National Bankshares, Inc.	13,369	400,803
NBT Bancorp, Inc.	91,270	3,023,775
Nicolet Bankshares, Inc. *	19,890	1,094,348
NMI Holdings, Inc., Class A *	141,291	1,910,254
Northeast Bank *	17,690	296,308
Northfield Bancorp, Inc.	94,058	1,060,034
Northrim BanCorp, Inc.	13,896	325,861
Northwest Bancshares, Inc.	244,815	2,597,487
Norwood Financial Corp.	12,153	287,115
Oak Valley Bancorp	14,367	187,633
OceanFirst Financial Corp.	117,149	1,973,961
Ocwen Financial Corp. *	284,115	119,811
OFG Bancorp	108,861	1,369,471
Ohio Valley Banc Corp.	9,204	231,941
Old National Bancorp	361,484	5,122,228
Old Second Bancorp, Inc.	61,144	503,215
OP Bancorp	27,171	191,827
Opus Bank	47,486	912,681
Origin Bancorp, Inc.	41,348	921,647
Orrstown Financial Services, Inc.	21,296	327,958
Pacific Mercantile Bancorp *	40,314	161,659
Pacific Premier Bancorp, Inc.	124,815	2,664,800
Park National Corp.	28,372	2,269,193
Parke Bancorp, Inc.	20,734	292,142
PCB Bancorp	26,244	246,169
PCSB Financial Corp.	33,000	450,450
Peapack-Gladstone Financial Corp.	40,187	758,329
Penns Woods Bancorp, Inc.	14,431	330,470
PennyMac Financial Services, Inc.	53,499	1,614,065
People's Utah Bancorp	34,085	732,146
Peoples Bancorp of North Carolina, Inc.	9,505	165,387
Peoples Bancorp, Inc.	38,992	947,896
Peoples Financial Services Corp.	15,049	556,963
Pioneer Bancorp, Inc. *	23,117	244,578
Ponce de Leon Federal Bank *	19,280	177,569
Preferred Bank	29,632	1,130,461
Premier Financial Bancorp, Inc.	28,453	369,889
Professional Holding Corp., Class A *	7,257	106,605
Provident Bancorp, Inc.	17,972	171,453
Provident Financial Holdings, Inc.	12,133	158,336
Provident Financial Services, Inc.	130,526	1,873,048
Prudential Bancorp, Inc.	18,550	228,165
QCR Holdings, Inc.	31,898	981,820
Radian Group, Inc.	433,641	6,495,942
RBB Bancorp	34,205	441,929
Red River Bancshares, Inc.	10,476	401,126
Reliant Bancorp, Inc.	21,286	309,924
Renasant Corp.	119,126	3,124,675
Republic Bancorp, Inc., Class A	20,925	697,430
Republic First Bancorp, Inc. *	90,400	237,752
Richmond Mutual BanCorp., Inc. *	26,890	287,185
Riverview Bancorp, Inc.	44,975	248,712
S&T Bancorp, Inc.	81,477	2,176,251
Sandy Spring Bancorp, Inc.	74,233	1,892,941
SB One Bancorp	17,668	325,621
Seacoast Banking Corp. of Florida *	107,886	2,424,198
Select Bancorp, Inc. *	33,934	278,259
ServisFirst Bancshares, Inc.	101,893	3,619,239
Shore Bancshares, Inc.	26,992	299,611
Sierra Bancorp	30,947	628,224
Silvergate Capital Corp., Class A *	6,846	108,851
Simmons First National Corp., Class A	204,166	3,817,904
SmartFinancial, Inc.	27,391	396,074

16
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
South Plains Financial, Inc.	21,596	268,438
South State Corp.	71,637	4,143,484
Southern First Bancshares, Inc. *	14,933	435,446
Southern Missouri Bancorp, Inc.	16,493	391,379
Southern National Bancorp of Virginia, Inc.	41,434	417,240
Southside Bancshares, Inc.	68,702	2,089,228
Spirit of Texas Bancshares, Inc. *	29,294	336,588
Sterling Bancorp, Inc.	35,705	128,895
Stock Yards Bancorp, Inc.	43,574	1,439,685
Summit Financial Group, Inc.	23,453	414,180
Territorial Bancorp, Inc.	16,954	426,054
The Bancorp, Inc. *	109,141	760,713
The Bank of N.T. Butterfield & Son Ltd.	113,409	2,496,132
The Bank of Princeton	11,896	249,816
The Community Financial Corp.	10,306	239,099
The First Bancshares, Inc.	39,880	794,410
The First of Long Island Corp.	49,787	786,137
Timberland Bancorp, Inc.	15,866	307,007
Tompkins Financial Corp.	30,743	2,075,460
Towne Bank	142,607	2,880,661
TriCo Bancshares	57,396	1,728,768
TriState Capital Holdings, Inc. *	57,636	819,584
Triumph Bancorp, Inc. *	48,785	1,351,832
TrustCo Bank Corp.	204,542	1,288,615
Trustmark Corp.	137,562	3,660,525
UMB Financial Corp.	94,809	4,820,090
Union Bankshares, Inc.	8,199	197,022
United Bankshares, Inc.	208,923	6,259,333
United Community Banks, Inc.	168,759	3,568,409
United Security Bancshares	28,174	187,639
Unity Bancorp, Inc.	16,985	243,905
Univest Financial Corp.	61,967	1,096,816
Valley National Bancorp	829,319	6,933,107
Velocity Financial, Inc. *	15,603	59,135
Veritex Holdings, Inc.	106,261	1,865,943
Walker & Dunlop, Inc.	59,320	2,279,668
Washington Federal, Inc.	165,969	4,438,011
Washington Trust Bancorp, Inc.	32,521	1,138,560
Waterstone Financial, Inc.	49,876	724,200
WesBanco, Inc.	138,554	3,419,513
West Bancorp, Inc.	34,854	648,284
Westamerica Bancorp	55,807	3,515,841
Western New England Bancorp, Inc.	50,649	304,400
WSFS Financial Corp.	108,776	3,174,084
		368,367,471

Capital Goods 9.7%
AAON, Inc.	87,979	4,191,320
AAR Corp.	71,977	1,409,310
Advanced Drainage Systems, Inc.	93,049	3,772,206
Aegion Corp. *	65,735	1,055,047
Aerojet Rocketdyne Holdings, Inc. *	156,587	6,441,989
Aerovironment, Inc. *	45,641	2,750,327
Alamo Group, Inc.	20,886	2,056,018
Albany International Corp., Class A	65,603	3,354,937
Allied Motion Technologies, Inc.	14,905	429,562
Altra Industrial Motion Corp.	137,995	3,851,440
Ameresco, Inc., Class A *	48,496	875,838
American Superconductor Corp. *	47,516	273,217
American Woodmark Corp. *	36,004	1,850,966
Apogee Enterprises, Inc.	56,104	1,146,766
Applied Industrial Technologies, Inc.	82,173	4,305,043
Arcosa, Inc.	104,349	3,889,087
Argan, Inc.	31,706	1,190,243
Armstrong Flooring, Inc. *	37,614	78,989
Astec Industries, Inc.	47,937	1,922,753
Security	Number of Shares	Value ($)
Astronics Corp. *	48,222	433,034
Atkore International Group, Inc. *	101,714	2,475,719
Axon Enterprise, Inc. *	125,051	9,092,458
AZZ, Inc.	55,629	1,746,194
Barnes Group, Inc.	100,992	3,876,073
Beacon Roofing Supply, Inc. *	116,240	2,557,280
Bloom Energy Corp., Class A *(a)	117,767	903,273
Blue Bird Corp. *	32,238	395,560
BlueLinx Holdings, Inc. *	18,787	102,765
BMC Stock Holdings, Inc. *	142,810	3,034,713
Briggs & Stratton Corp.	87,447	198,505
Builders FirstSource, Inc. *	244,320	4,483,272
Caesarstone Ltd.	48,741	478,149
CAI International, Inc. *	35,796	590,276
Chart Industries, Inc. *	77,311	2,761,549
CIRCOR International, Inc. *	41,332	617,087
Columbus McKinnon Corp.	49,430	1,338,564
Comfort Systems USA, Inc.	78,002	2,597,467
Commercial Vehicle Group, Inc. *	65,877	159,422
Concrete Pumping Holdings, Inc. *	56,380	160,119
Construction Partners, Inc., Class A *	39,591	725,703
Cornerstone Building Brands, Inc. *	96,966	516,829
CSW Industrials, Inc.	31,839	2,109,015
Cubic Corp.	66,954	2,558,312
Douglas Dynamics, Inc.	47,977	1,773,230
Ducommun, Inc. *	22,785	643,448
DXP Enterprises, Inc. *	34,597	516,187
Dycom Industries, Inc. *	65,154	2,124,020
EMCOR Group, Inc.	119,609	7,598,760
Encore Wire Corp.	43,581	1,995,138
Energous Corp. *(a)	57,934	129,193
Energy Recovery, Inc. *	79,505	647,171
Enerpac Tool Group Corp.	117,836	2,010,282
EnerSys	91,456	5,340,116
EnPro Industries, Inc.	44,320	2,009,912
ESCO Technologies, Inc.	54,667	4,171,092
EVI Industries, Inc. *(a)	9,435	172,377
Evoqua Water Technologies Corp. *	162,861	2,613,919
Federal Signal Corp.	127,960	3,445,963
Foundation Building Materials, Inc. *	42,913	502,082
Franklin Electric Co., Inc.	99,031	5,030,775
GATX Corp.	75,040	4,449,872
Gencor Industries, Inc. *	19,194	232,631
Generac Holdings, Inc. *	131,090	12,773,410
General Finance Corp. *	24,570	143,243
Gibraltar Industries, Inc. *	69,134	3,200,904
GMS, Inc. *	86,526	1,590,348
Graham Corp.	20,094	263,231
Granite Construction, Inc.	100,835	1,657,727
Great Lakes Dredge & Dock Corp. *	131,231	1,160,082
Griffon Corp.	78,650	1,290,647
H&E Equipment Services, Inc.	68,660	1,116,412
Helios Technologies, Inc.	62,738	2,231,591
Herc Holdings, Inc. *	51,840	1,463,443
Hillenbrand, Inc.	156,469	3,278,026
Hurco Cos., Inc.	14,015	458,150
Hyster-Yale Materials Handling, Inc.	21,795	850,877
IES Holdings, Inc. *	17,147	338,653
Insteel Industries, Inc.	39,348	691,344
JELD-WEN Holding, Inc. *	145,452	1,847,240
John Bean Technologies Corp.	66,858	5,130,683
Kadant, Inc.	23,545	1,979,899
Kaman Corp.	59,234	2,295,910
Kennametal, Inc.	176,059	4,508,871
Kratos Defense & Security Solutions, Inc. *	193,237	2,902,420
L.B. Foster Co., Class A *	21,042	302,794
Lawson Products, Inc. *	8,816	296,306
Lindsay Corp.	23,139	2,082,510

17
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Luxfer Holdings plc	59,258	804,131
Lydall, Inc. *	36,328	406,874
Masonite International Corp. *	52,822	3,120,724
MasTec, Inc. *	128,685	4,619,791
Maxar Technologies, Inc. *	128,072	1,614,988
Mayville Engineering Co., Inc. *	13,093	68,345
Mercury Systems, Inc. *	116,299	10,369,219
Meritor, Inc. *	152,175	3,119,587
Miller Industries, Inc.	23,911	726,416
Moog, Inc., Class A	66,411	3,286,016
MRC Global, Inc. *	170,434	913,526
Mueller Industries, Inc.	118,833	3,077,775
Mueller Water Products, Inc., Class A	336,261	3,191,117
MYR Group, Inc. *	34,667	1,040,010
National Presto Industries, Inc.	10,574	859,772
Navistar International Corp. *	106,643	2,534,904
NN, Inc.	88,119	304,011
Northwest Pipe Co. *	20,259	492,699
NOW, Inc. *	233,348	1,439,757
NV5 Global, Inc. *	22,336	1,044,208
Omega Flex, Inc.	6,286	566,369
Park Aerospace Corp.	39,553	526,450
Park-Ohio Holdings Corp.	18,496	339,032
Parsons Corp. *	41,200	1,540,880
Patrick Industries, Inc.	48,287	1,990,390
PGT Innovations, Inc. *	122,211	1,263,662
Plug Power, Inc. *	639,160	2,674,885
Powell Industries, Inc.	18,857	478,402
Preformed Line Products Co.	6,542	325,007
Primoris Services Corp.	95,003	1,482,997
Proto Labs, Inc. *	57,806	5,872,512
Quanex Building Products Corp.	71,413	890,520
Raven Industries, Inc.	77,340	1,722,362
RBC Bearings, Inc. *	51,983	6,585,206
REV Group, Inc.	56,847	302,426
Rexnord Corp.	228,102	6,220,342
Rush Enterprises, Inc., Class A	58,267	2,185,013
Rush Enterprises, Inc., Class B	9,651	340,777
Simpson Manufacturing Co., Inc.	95,947	6,917,779
SiteOne Landscape Supply, Inc. *	87,593	7,763,368
Spartan Motors, Inc.	72,635	1,023,427
SPX Corp. *	93,618	3,569,654
SPX FLOW, Inc. *	89,858	2,926,675
Standex International Corp.	26,487	1,320,112
Sterling Construction Co., Inc. *	55,757	550,879
Sunrun, Inc. *	242,334	3,399,946
Systemax, Inc.	26,105	518,445
Tennant Co.	38,554	2,281,240
Terex Corp.	135,663	2,060,721
Textainer Group Holdings Ltd. *	112,725	989,726
The Eastern Co.	11,372	204,696
The Gorman-Rupp Co.	37,812	1,115,454
The Greenbrier Cos., Inc.	68,937	1,170,550
The Manitowoc Co., Inc. *	76,218	702,730
Thermon Group Holdings, Inc. *	70,145	1,071,816
Titan International, Inc.	103,509	145,948
Titan Machinery, Inc. *	39,860	374,684
TPI Composites, Inc. *	62,228	1,090,857
Transcat, Inc. *	14,650	411,519
Trex Co., Inc. *	125,921	11,990,198
TriMas Corp. *	96,080	2,290,547
Triton International Ltd.	115,743	3,585,718
Triumph Group, Inc.	107,561	757,229
Tutor Perini Corp. *	86,846	607,922
Twin Disc, Inc. *	21,577	129,678
Universal Forest Products, Inc.	127,610	5,247,323
Vectrus, Inc. *	24,348	1,266,339
Veritiv Corp. *	27,944	261,835
Security	Number of Shares	Value ($)
Vicor Corp. *	38,119	2,026,787
Vivint Solar, Inc. *	93,126	590,419
Wabash National Corp.	112,152	919,646
Watts Water Technologies, Inc., Class A	59,005	4,862,012
Welbilt, Inc. *	278,131	1,371,186
Willis Lease Finance Corp. *	6,012	120,300
WillScot Corp. *	110,878	1,291,729
		343,287,481

Commercial & Professional Services 4.0%
ABM Industries, Inc.	142,694	4,921,516
Acacia Research Corp. *	104,359	264,028
ACCO Brands Corp.	207,140	1,532,836
Advanced Disposal Services, Inc. *	155,154	5,003,716
ASGN, Inc. *	109,471	5,084,928
Barrett Business Services, Inc.	15,397	753,221
BG Staffing, Inc.	20,764	252,283
Brady Corp., Class A	103,606	4,511,005
BrightView Holdings, Inc. *	67,498	865,324
Casella Waste Systems, Inc., Class A *	98,287	4,558,551
CBIZ, Inc. *	109,345	2,596,944
CECO Environmental Corp. *	64,797	351,200
Charah Solutions, Inc. *	19,137	30,811
Cimpress plc *	40,101	2,918,952
CompX International, Inc.	4,133	56,953
Covanta Holding Corp.	252,833	1,967,041
CRA International, Inc.	15,979	673,195
Deluxe Corp.	90,526	2,550,117
Ennis, Inc.	55,005	1,023,643
Exponent, Inc.	110,848	7,795,940
Forrester Research, Inc. *	22,844	715,017
Franklin Covey Co. *	20,737	430,293
FTI Consulting, Inc. *	79,812	10,164,856
GP Strategies Corp. *	29,038	231,142
Harsco Corp. *	167,307	1,669,724
Healthcare Services Group, Inc.	159,337	4,061,500
Heidrick & Struggles International, Inc.	39,990	897,376
Heritage-Crystal Clean, Inc. *	32,808	602,027
Herman Miller, Inc.	126,149	2,843,398
HNI Corp.	91,935	2,237,698
Huron Consulting Group, Inc. *	48,142	2,697,878
ICF International, Inc.	38,862	2,857,911
InnerWorkings, Inc. *	95,599	169,210
Insperity, Inc.	79,212	3,779,205
Interface, Inc.	124,328	1,148,791
Kelly Services, Inc., Class A	71,596	1,106,158
Kforce, Inc.	43,516	1,303,304
Kimball International, Inc., Class B	77,062	945,551
Knoll, Inc.	105,374	1,228,661
Korn Ferry	118,234	3,408,686
Matthews International Corp., Class A	65,256	1,562,229
McGrath RentCorp	51,877	2,829,890
Mistras Group, Inc. *	37,960	180,310
Mobile Mini, Inc.	94,059	2,687,266
MSA Safety, Inc.	75,649	8,512,782
NL Industries, Inc.	20,253	67,848
PICO Holdings, Inc. *	37,639	322,190
Pitney Bowes, Inc.	370,643	1,308,370
Quad Graphics, Inc.	67,519	251,171
Resources Connection, Inc.	65,960	717,645
RR Donnelley & Sons Co.	148,636	254,168
SP Plus Corp. *	48,749	1,028,116
Steelcase, Inc., Class A	188,850	2,067,907
Team, Inc. *	65,585	404,659
Tetra Tech, Inc.	116,951	8,804,071
The Brink's Co.	107,015	5,470,607
TriNet Group, Inc. *	94,020	4,604,159

18
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
TrueBlue, Inc. *	83,349	1,294,410
U.S. Ecology, Inc.	51,710	1,695,054
UniFirst Corp.	32,428	5,452,768
Upwork, Inc. *	123,998	1,032,903
Viad Corp.	43,025	1,031,309
VSE Corp.	18,731	360,010
Willdan Group, Inc. *	21,199	537,607
		142,688,039

Consumer Durables & Apparel 3.0%
Acushnet Holdings Corp.	75,223	2,061,110
American Outdoor Brands Corp. *	115,244	1,090,784
Bassett Furniture Industries, Inc.	20,616	141,013
Beazer Homes USA, Inc. *	63,478	446,885
Callaway Golf Co.	200,515	2,871,375
Casper Sleep, Inc. *	14,978	104,097
Cavco Industries, Inc. *	18,480	2,858,486
Centric Brands, Inc. *	34,283	28,469
Century Communities, Inc. *	60,871	1,303,857
Clarus Corp.	51,175	546,549
Crocs, Inc. *	147,958	3,587,981
Culp, Inc.	23,369	166,154
Deckers Outdoor Corp. *	60,208	8,956,542
Delta Apparel, Inc. *	12,973	167,092
Escalade, Inc.	22,596	193,196
Ethan Allen Interiors, Inc.	49,925	564,652
Flexsteel Industries, Inc.	15,605	149,808
Fossil Group, Inc. *	99,605	394,436
G-III Apparel Group Ltd. *	94,445	1,070,062
GoPro, Inc., Class A *	276,229	972,326
Green Brick Partners, Inc. *	51,228	456,441
Hamilton Beach Brands Holding Co., Class A	13,478	177,775
Helen of Troy Ltd. *	53,834	8,843,849
Hooker Furniture Corp.	24,626	369,144
Installed Building Products, Inc. *	48,612	2,397,058
iRobot Corp. *(a)	59,460	3,624,682
Johnson Outdoors, Inc., Class A	11,382	778,074
KB Home	186,118	4,883,736
Kontoor Brands, Inc. *	94,670	1,837,545
La-Z-Boy, Inc.	96,174	2,255,280
Legacy Housing Corp. *	12,206	119,375
LGI Homes, Inc. *	42,999	2,604,879
Lifetime Brands, Inc.	25,133	143,258
M.D.C. Holdings, Inc.	108,377	3,170,027
M/I Homes, Inc. *	57,712	1,469,348
Malibu Boats, Inc., Class A *	43,771	1,504,847
Marine Products Corp.	15,402	149,707
MasterCraft Boat Holdings, Inc. *	38,865	406,139
Meritage Homes Corp. *	77,718	4,084,858
Movado Group, Inc.	33,816	348,643
Oxford Industries, Inc.	35,627	1,493,484
Purple Innovation, Inc. *	17,891	179,983
Rocky Brands, Inc.	14,917	319,970
Skyline Champion Corp. *	107,949	2,127,675
Sonos, Inc. *	171,480	1,752,526
Steven Madden Ltd.	179,935	4,510,970
Sturm, Ruger & Co., Inc.	35,798	1,904,454
Superior Group of Cos., Inc.	22,289	194,360
Taylor Morrison Home Corp. *	280,281	4,078,089
The Lovesac Co. *	18,421	219,763
TopBuild Corp. *	71,739	6,685,357
TRI Pointe Group, Inc. *	296,924	3,408,687
Tupperware Brands Corp.	101,463	326,711
Unifi, Inc. *	30,393	314,568
Universal Electronics, Inc. *	28,947	1,194,932
Vera Bradley, Inc. *	44,872	247,245
Security	Number of Shares	Value ($)
Vince Holding Corp. *	6,386	38,124
Vista Outdoor, Inc. *	124,299	1,257,906
Wolverine World Wide, Inc.	170,729	3,498,237
YETI Holdings, Inc. *	119,411	3,296,938
ZAGG, Inc. *	59,141	195,165
		104,544,683

Consumer Services 3.2%
Adtalem Global Education, Inc. *	113,255	3,598,111
American Public Education, Inc. *	32,127	827,913
BBX Capital Corp.	138,011	292,583
Biglari Holdings, Inc., Class B *	2,048	143,340
BJ's Restaurants, Inc.	40,933	894,795
Bloomin' Brands, Inc.	186,142	2,243,011
Bluegreen Vacations Corp.	15,000	81,750
Boyd Gaming Corp.	172,969	2,886,853
Brinker International, Inc.	80,322	1,869,896
Carriage Services, Inc.	35,635	535,238
Carrols Restaurant Group, Inc. *	74,545	272,089
Century Casinos, Inc. *	57,453	260,549
Chegg, Inc. *	253,808	10,850,292
Churchill Downs, Inc.	75,367	7,553,281
Chuy's Holdings, Inc. *	35,783	599,723
Collectors Universe, Inc.	19,027	418,023
Cracker Barrel Old Country Store, Inc.	51,527	5,018,730
Dave & Buster's Entertainment, Inc.	66,603	975,068
Del Taco Restaurants, Inc. *	60,708	356,963
Denny's Corp. *	124,263	1,400,444
Dine Brands Global, Inc.	34,292	1,522,222
Drive Shack, Inc. *	127,717	168,586
El Pollo Loco Holdings, Inc. *	41,524	507,839
Eldorado Resorts, Inc. *(a)	141,458	3,032,859
Everi Holdings, Inc. *	170,659	844,762
Fiesta Restaurant Group, Inc. *	49,435	359,640
Golden Entertainment, Inc. *	36,093	340,718
Houghton Mifflin Harcourt Co. *	220,280	352,448
Inspired Entertainment, Inc. *	18,366	47,201
J Alexander's Holdings, Inc. *	27,760	146,850
Jack in the Box, Inc.	49,592	2,990,398
K12, Inc. *	84,210	1,912,409
Kura Sushi USA, Inc., Class A *	7,069	118,971
Laureate Education, Inc., Class A *	241,348	2,285,566
Lindblad Expeditions Holdings, Inc. *	49,210	328,723
Marriott Vacations Worldwide Corp.	88,794	7,369,902
Monarch Casino & Resort, Inc. *	24,636	821,364
Nathan's Famous, Inc.	6,214	349,662
Noodles & Co. *	60,223	376,394
OneSpaWorld Holdings Ltd.	95,787	623,573
Papa John's International, Inc.	47,394	3,408,576
Penn National Gaming, Inc. *	235,521	4,196,984
Perdoceo Education Corp. *	147,844	1,921,972
PlayAGS, Inc. *	55,864	245,243
Potbelly Corp. *	43,800	151,110
RCI Hospitality Holdings, Inc.	19,112	239,473
Red Lion Hotels Corp. *	49,311	79,391
Red Robin Gourmet Burgers, Inc. *	27,032	395,478
Red Rock Resorts, Inc., Class A	150,579	1,650,346
Regis Corp. *	49,221	611,325
Ruth's Hospitality Group, Inc.	58,246	655,559
Scientific Games Corp., Class A *	119,719	1,509,657
SeaWorld Entertainment, Inc. *	101,110	1,485,306
Select Interior Concepts, Inc., Class A *	44,804	143,373
Shake Shack, Inc., Class A *	62,216	3,391,394
Strategic Education, Inc.	45,718	7,282,877
Target Hospitality Corp. *	68,698	138,770
Texas Roadhouse, Inc.	141,575	6,666,767
The Cheesecake Factory, Inc.	89,287	1,990,207

19
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Twin River Worldwide Holdings, Inc.	37,218	587,300
Wingstop, Inc.	62,912	7,377,690
WW International, Inc. *	99,972	2,550,286
		112,257,823

Diversified Financials 3.1%
AG Mortgage Investment Trust, Inc. (a)	68,641	218,965
Alerus Financial Corp.	6,417	109,089
Anworth Mortgage Asset Corp.	208,768	359,081
Apollo Commercial Real Estate Finance, Inc.	331,373	2,700,690
Ares Commercial Real Estate Corp.	66,668	516,677
Ares Management Corp., Class A	153,294	5,143,014
Arlington Asset Investment Corp., Class A	76,087	215,326
ARMOUR Residential REIT, Inc.	126,431	1,117,650
Artisan Partners Asset Management, Inc., Class A	107,060	3,151,846
Assetmark Financial Holdings, Inc. *	29,250	701,708
Associated Capital Group, Inc., Class A	4,096	156,754
B. Riley Financial, Inc.	44,414	883,394
Banco Latinoamericano de Comercio Exterior, S.A., Class E	66,777	762,593
Blackstone Mortgage Trust, Inc., Class A	274,442	6,457,620
Blucora, Inc. *	104,442	1,469,499
BrightSphere Investment Group, Inc. *	141,577	1,049,086
Cannae Holdings, Inc. *	158,324	4,995,122
Capstead Mortgage Corp.	201,435	1,045,448
Cherry Hill Mortgage Investment Corp.	34,615	240,920
Cohen & Steers, Inc.	48,791	2,817,192
Colony Credit Real Estate, Inc.	172,937	831,827
Cowen, Inc., Class A	61,402	672,352
Curo Group Holdings Corp.	32,966	307,243
Diamond Hill Investment Group, Inc.	6,672	730,984
Donnelley Financial Solutions, Inc. *	65,433	476,352
Dynex Capital, Inc.	47,824	684,361
Elevate Credit, Inc. *	49,529	92,619
Ellington Financial, Inc.	84,591	878,901
Encore Capital Group, Inc. *	66,359	1,724,007
Enova International, Inc. *	69,463	1,114,187
Exantas Capital Corp.	63,695	188,537
EZCORP, Inc., Class A *	107,855	603,988
Federated Hermes, Inc.	206,613	4,704,578
FGL Holdings	311,760	3,236,069
FirstCash, Inc.	88,329	6,345,555
Focus Financial Partners, Inc., Class A *	65,790	1,569,749
GAIN Capital Holdings, Inc.	40,142	262,529
GAMCO Investors, Inc., Class A	10,553	136,556
Granite Point Mortgage Trust, Inc.	115,946	577,411
Great Ajax Corp.	37,995	330,557
Green Dot Corp., Class A *	103,674	3,162,057
Greenhill & Co., Inc.	32,141	342,944
GWG Holdings, Inc. *(a)	6,185	53,067
Hamilton Lane, Inc., Class A	47,177	3,059,428
Houlihan Lokey, Inc.	90,094	5,349,782
INTL. FCStone, Inc. *	34,267	1,369,309
Invesco Mortgage Capital, Inc. (a)	357,456	1,086,666
KKR Real Estate Finance Trust, Inc.	53,266	840,538
Ladder Capital Corp. REIT	220,506	1,753,023
LendingClub Corp. *	144,381	1,107,402
Marlin Business Services Corp.	18,213	193,786
Medallion Financial Corp. *	43,496	125,269
Moelis & Co., Class A	101,590	3,034,493
Nelnet, Inc., Class A	38,323	1,845,252
New York Mortgage Trust, Inc.	811,835	1,769,800
On Deck Capital, Inc. *	128,805	155,854
Oportun Financial Corp. *	15,398	115,177
Oppenheimer Holdings, Inc., Class A	20,082	413,288
Security	Number of Shares	Value ($)
Orchid Island Capital, Inc.	141,820	558,771
PennyMac Mortgage Investment Trust	212,133	2,206,183
Piper Sandler Cos.	28,474	1,535,033
PJT Partners, Inc., Class A	48,591	2,363,466
PRA Group, Inc. *	96,420	2,674,691
Pzena Investment Management, Inc., Class A	37,290	183,467
Ready Capital Corp.	81,397	542,918
Redwood Trust, Inc.	238,674	978,563
Regional Management Corp. *	18,036	287,494
Safeguard Scientifics, Inc.	40,567	287,620
Sculptor Capital Management, Inc.	36,523	535,427
Siebert Financial Corp. *(a)	18,635	106,220
Silvercrest Asset Management Group, Inc., Class A	17,798	181,184
Stifel Financial Corp.	142,381	6,304,631
TPG RE Finance Trust, Inc.	107,621	827,606
Value Line, Inc.	2,468	76,459
Virtus Investment Partners, Inc.	13,973	1,135,586
Waddell & Reed Financial, Inc., Class A	146,216	2,127,443
Western Asset Mortgage Capital Corp.	109,517	334,027
Westwood Holdings Group, Inc.	17,318	398,834
WisdomTree Investments, Inc.	288,959	936,227
World Acceptance Corp. *	11,879	805,990
		110,745,011

Energy 2.1%
Abraxas Petroleum Corp. *	333,304	104,891
Altus Midstream Co., Class A *	104,732	79,596
Amplify Energy Corp.	27,233	35,948
Arch Coal, Inc., Class A	32,588	951,244
Archrock, Inc.	278,990	1,341,942
Ardmore Shipping Corp.	70,378	463,087
Berry Corp.	132,904	455,861
Bonanza Creek Energy, Inc. *	41,125	718,043
Brigham Minerals, Inc., Class A	60,033	773,825
Cactus, Inc., Class A	100,851	1,793,131
California Resources Corp. *(a)	103,459	289,685
Callon Petroleum Co. *	810,227	761,370
Chaparral Energy, Inc., Class A *	64,581	31,619
Clean Energy Fuels Corp. *	294,217	634,038
CNX Resources Corp. *	399,652	4,236,311
Comstock Resources, Inc. *	33,047	253,140
CONSOL Energy, Inc. *	55,112	418,300
Covia Holdings Corp. *	86,510	56,232
CVR Energy, Inc.	63,857	1,522,989
Delek US Holdings, Inc.	158,772	3,707,326
Denbury Resources, Inc. *	1,014,922	360,805
DHT Holdings, Inc.	237,224	1,722,246
Diamond S Shipping, Inc. *	57,777	717,013
DMC Global, Inc.	30,647	790,999
Dorian LPG Ltd. *	57,919	549,651
Dril-Quip, Inc. *	77,748	2,575,791
Earthstone Energy, Inc., Class A *	41,977	96,967
Energy Fuels, Inc. *(a)	211,470	376,417
Era Group, Inc. *	41,076	210,309
Evolution Petroleum Corp.	57,315	170,226
Exterran Corp. *	61,225	416,330
Extraction Oil & Gas, Inc. *	177,936	94,235
Falcon Minerals Corp.	83,507	204,175
Forum Energy Technologies, Inc. *	172,262	74,073
Frank's International N.V. *	231,489	562,518
FTS International, Inc. *	70,517	28,912
GasLog Ltd.	89,959	415,611
Geospace Technologies Corp. *	27,899	173,253
Golar LNG Ltd.	203,475	1,442,638
Goodrich Petroleum Corp. *	18,729	159,384

20
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Green Plains, Inc.	72,392	424,941
Gulfport Energy Corp. *	342,824	875,915
Hallador Energy Co.	42,080	32,052
Helix Energy Solutions Group, Inc. *	309,992	787,380
HighPoint Resources Corp. *	233,382	77,389
Independence Contract Drilling, Inc. *(a)	4,818	37,532
International Seaways, Inc.	54,157	1,310,599
KLX Energy Services Holdings, Inc. *	46,628	60,616
Laredo Petroleum, Inc. *	386,265	421,029
Liberty Oilfield Services, Inc., Class A	112,237	529,759
Magnolia Oil & Gas Corp., Class A *	216,070	1,397,973
Mammoth Energy Services, Inc.	25,335	21,281
Matador Resources Co. *(a)	236,912	1,667,861
Matrix Service Co. *	56,139	586,091
Montage Resources Corp. *	44,440	303,525
Nabors Industries Ltd.	14,878	219,153
NACCO Industries, Inc., Class A	7,792	273,889
National Energy Services Reunited Corp. *	49,966	255,326
Natural Gas Services Group, Inc. *	26,975	171,291
NCS Multistage Holdings, Inc. *	24,476	16,399
Newpark Resources, Inc. *	186,755	285,735
NextDecade Corp. *	27,447	45,837
NexTier Oilfield Solutions, Inc. *	340,316	789,533
Nine Energy Service, Inc. *(a)	33,083	47,970
Noble Corp. plc *	524,241	135,254
Nordic American Tankers Ltd. (a)	298,659	1,797,927
Northern Oil & Gas, Inc. *	648,946	543,298
Oasis Petroleum, Inc. *	673,128	473,815
Oceaneering International, Inc. *	214,426	1,102,150
Oil States International, Inc. *	126,420	434,885
Overseas Shipholding Group, Inc., Class A *	142,340	355,850
Pacific Drilling S.A. *	62,142	39,821
Panhandle Oil & Gas, Inc., Class A	32,554	140,959
Par Pacific Holdings, Inc. *	77,124	749,645
PDC Energy, Inc. *	213,966	2,779,418
Peabody Energy Corp.	140,268	475,509
Penn Virginia Corp. *	29,324	184,448
PrimeEnergy Resources Corp. *	1,079	67,416
ProPetro Holding Corp. *	170,009	720,838
QEP Resources, Inc.	504,686	497,620
Renewable Energy Group, Inc. *	78,695	1,952,423
REX American Resources Corp. *	12,199	725,597
RigNet, Inc. *	31,747	42,858
Ring Energy, Inc. *	128,602	115,909
Rosehill Resources, Inc. *	21,663	9,878
RPC, Inc.	123,103	419,781
SandRidge Energy, Inc. *	63,258	125,883
Scorpio Tankers, Inc.	94,882	2,076,967
SEACOR Holdings, Inc. *	37,505	1,059,891
SEACOR Marine Holdings, Inc. *	41,879	131,081
Seadrill Ltd. *	122,010	69,985
Select Energy Services, Inc., Class A *	124,493	597,566
SFL Corp., Ltd.	173,972	1,964,144
SilverBow Resources, Inc. *(a)	14,100	76,281
SM Energy Co.	236,293	956,987
Smart Sand, Inc. *	48,150	39,965
Solaris Oilfield Infrastructure, Inc., Class A	65,574	448,526
Southwestern Energy Co. *	1,166,116	3,766,555
Talos Energy, Inc. *	43,032	490,134
Teekay Corp. *	147,560	548,923
Teekay Tankers Ltd., Class A *	51,106	1,037,963
Tellurian, Inc. *(a)	199,201	282,865
TETRA Technologies, Inc. *	255,659	124,327
Tidewater, Inc. *	86,319	497,197
U.S. Well Services, Inc. *	41,722	19,263
Unit Corp. *	110,436	37,327
Uranium Energy Corp. *	391,259	430,385
Security	Number of Shares	Value ($)
US Silica Holdings, Inc.	154,675	296,976
W&T Offshore, Inc. *	201,111	557,077
Whiting Petroleum Corp. *(a)	195,630	246,494
World Fuel Services Corp.	138,364	3,459,100
		73,516,368

Food & Staples Retailing 0.8%
BJ's Wholesale Club Holdings, Inc. *	239,048	6,289,353
HF Foods Group, Inc. *(a)	46,536	378,338
Ingles Markets, Inc., Class A	30,472	1,244,172
Natural Grocers by Vitamin Cottage, Inc.	19,294	217,443
Performance Food Group Co. *	274,074	8,044,072
PriceSmart, Inc.	48,140	3,058,816
Rite Aid Corp. *	118,186	1,693,605
SpartanNash, Co.	77,329	1,326,192
The Andersons, Inc.	67,682	1,148,563
The Chefs' Warehouse, Inc. *	52,071	733,160
United Natural Foods, Inc. *	115,043	1,224,057
Village Super Market, Inc., Class A	17,424	418,699
Weis Markets, Inc.	20,601	1,030,668
		26,807,138

Food, Beverage & Tobacco 1.9%
22nd Century Group, Inc. *	239,180	224,877
Alico, Inc.	11,041	323,612
B&G Foods, Inc. (a)	135,977	2,640,673
Bridgford Foods Corp. *	3,608	65,738
Cal-Maine Foods, Inc. *	67,490	2,801,510
Calavo Growers, Inc.	34,729	2,014,282
Celsius Holdings, Inc. *(a)	64,739	324,990
Coca-Cola Consolidated, Inc.	10,078	2,373,067
Craft Brew Alliance, Inc. *	24,241	366,039
Darling Ingredients, Inc. *	351,986	7,247,392
Farmer Bros Co. *	22,152	204,684
Fresh Del Monte Produce, Inc.	65,720	1,873,677
Freshpet, Inc. *	73,775	5,563,373
Hostess Brands, Inc. *	255,838	3,075,173
J&J Snack Foods Corp.	32,378	4,112,977
John B. Sanfilippo & Son, Inc.	18,473	1,517,187
Lancaster Colony Corp.	40,485	5,450,496
Landec Corp. *	56,470	629,640
Limoneira Co.	33,022	440,844
MGP Ingredients, Inc.	28,069	1,059,043
National Beverage Corp. *(a)	25,443	1,278,002
New Age Beverages Corp. *(a)	158,455	223,422
Pyxus International, Inc. *	17,377	45,528
Sanderson Farms, Inc.	42,618	5,802,015
Seneca Foods Corp., Class A *	14,091	506,994
The Boston Beer Co., Inc., Class A *	17,903	8,351,929
The Simply Good Foods Co. *	176,830	3,333,245
Tootsie Roll Industries, Inc.	35,995	1,264,504
Turning Point Brands, Inc.	17,459	406,795
Universal Corp.	51,917	2,511,225
Vector Group Ltd.	237,799	2,544,449
		68,577,382

Health Care Equipment & Services 8.9%
1Life Healthcare, Inc. *	41,119	1,014,406
Accuray, Inc. *	195,332	436,567
Addus HomeCare Corp. *	26,676	2,161,290
Allscripts Healthcare Solutions, Inc. *	346,772	2,254,018
Alphatec Holdings, Inc. *	82,951	375,768
Amedisys, Inc. *	67,208	12,377,025
American Renal Associates Holdings, Inc. *	38,732	289,715

21
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
AMN Healthcare Services, Inc. *	98,633	4,633,778
AngioDynamics, Inc. *	79,661	830,864
Antares Pharma, Inc. *	349,444	1,132,199
Apollo Medical Holdings, Inc. *	17,988	279,534
Apyx Medical Corp. *	69,640	236,776
AtriCure, Inc. *	81,492	3,513,935
Atrion Corp.	3,069	1,939,086
Avalon GloboCare Corp. *(a)	44,971	82,747
Avanos Medical, Inc. *	101,404	3,148,594
AxoGen, Inc. *	73,398	715,631
Axonics Modulation Technologies, Inc. *(a)	39,620	1,276,160
BioLife Solutions, Inc. *	15,598	170,486
BioSig Technologies, Inc. *(a)	32,972	255,863
BioTelemetry, Inc. *	71,165	3,324,117
Brookdale Senior Living, Inc. *	396,034	1,429,683
Cardiovascular Systems, Inc. *	74,011	3,108,462
Castlight Health, Inc., Class B *	211,677	155,159
Catasys, Inc. *(a)	14,994	456,417
Cerus Corp. *	336,989	2,072,482
Community Health Systems, Inc. *	187,032	566,707
Computer Programs & Systems, Inc.	27,598	663,180
ConforMIS, Inc. *	132,984	102,225
CONMED Corp.	58,383	4,315,088
CorVel Corp. *	19,049	1,003,692
Cross Country Healthcare, Inc. *	77,861	489,746
CryoLife, Inc. *	78,292	1,748,260
CryoPort, Inc. *	67,867	1,278,614
Cutera, Inc. *	30,777	413,951
CytoSorbents Corp. *	65,379	559,644
ElectroCore, Inc. *(a)	24,895	23,902
Enzo Biochem, Inc. *	92,538	279,465
Evolent Health, Inc., Class A *	159,584	1,150,601
Exagen, Inc. *	7,122	111,103
Genesis Healthcare, Inc. *	176,810	153,825
GenMark Diagnostics, Inc. *	117,969	1,475,792
Glaukos Corp. *	83,395	3,059,763
Globus Medical, Inc., Class A *	162,924	7,732,373
Haemonetics Corp. *	108,220	12,313,272
Hanger, Inc. *	77,640	1,425,470
Health Catalyst, Inc. *	40,913	1,091,150
HealthEquity, Inc. *	148,463	8,354,013
HealthStream, Inc. *	55,852	1,274,822
Heska Corp. *	15,101	1,069,151
HMS Holdings Corp. *	188,076	5,393,079
Inogen, Inc. *	39,144	1,957,200
Inovalon Holdings, Inc., Class A *	155,799	2,726,482
Inspire Medical Systems, Inc. *	28,822	2,065,385
Integer Holdings Corp. *	69,666	5,187,330
IntriCon Corp. *	17,104	225,773
Invacare Corp.	71,312	536,266
iRadimed Corp. *	9,441	205,436
iRhythm Technologies, Inc. *	56,753	5,995,387
Lantheus Holdings, Inc. *	83,009	1,083,267
LeMaitre Vascular, Inc.	35,007	997,349
LHC Group, Inc. *	64,487	8,382,665
LivaNova plc *	104,082	5,528,836
Livongo Health, Inc. *	110,291	4,412,743
Magellan Health, Inc. *	47,084	2,859,411
Meridian Bioscience, Inc. *	90,565	1,086,780
Merit Medical Systems, Inc. *	114,830	4,687,361
Mesa Laboratories, Inc.	8,581	2,042,278
Misonix, Inc. *	19,355	243,679
National HealthCare Corp.	26,211	1,792,046
National Research Corp.	25,864	1,334,324
Natus Medical, Inc. *	72,258	1,805,727
Neogen Corp. *	111,101	6,953,812
Neuronetics, Inc. *	28,082	70,205
Nevro Corp. *	64,119	7,542,959
Security	Number of Shares	Value ($)
NextGen Healthcare, Inc. *	117,352	1,238,064
Novocure Ltd. *	186,200	12,251,960
NuVasive, Inc. *	111,285	6,775,031
Omnicell, Inc. *	88,757	6,470,385
OptimizeRx Corp. *	28,965	269,664
Option Care Health, Inc. *	65,507	936,750
OraSure Technologies, Inc. *	131,925	2,102,884
Orthofix Medical, Inc. *	38,927	1,379,962
OrthoPediatrics Corp. *	21,335	1,042,215
Owens & Minor, Inc.	132,687	939,424
Patterson Cos., Inc.	178,989	3,271,919
PetIQ, Inc. *	42,524	1,216,186
Phreesia, Inc. *	58,602	1,487,905
Progyny, Inc. *(a)	25,156	589,405
Pulse Biosciences, Inc. *	23,993	269,441
Quidel Corp. *	76,668	10,656,852
R1 RCM, Inc. *	221,866	2,289,657
RadNet, Inc. *	89,687	1,266,380
Rockwell Medical, Inc. *(a)	138,772	323,339
RTI Surgical Holdings, Inc. *	119,877	324,267
Schrodinger, Inc. *	29,618	1,374,275
SeaSpine Holdings Corp. *	46,206	475,922
Select Medical Holdings Corp. *	235,658	4,022,682
Senseonics Holdings, Inc. *	257,655	146,863
Shockwave Medical, Inc. *	54,615	2,191,154
SI-BONE, Inc. *	40,671	657,650
Sientra, Inc. *	79,485	182,816
Silk Road Medical, Inc. *	34,537	1,446,410
Simulations Plus, Inc.	25,766	980,396
Soliton, Inc. *(a)	11,097	100,206
STAAR Surgical Co. *	95,302	3,651,973
Surgery Partners, Inc. *	52,025	613,895
Surmodics, Inc. *	28,259	1,076,668
Tabula Rasa HealthCare, Inc. *	41,824	2,649,132
Tactile Systems Technology, Inc. *	39,345	2,030,989
Tandem Diabetes Care, Inc. *	120,156	9,586,046
Teladoc Health, Inc. *	154,748	25,469,973
Tenet Healthcare Corp. *	220,553	4,450,760
The Ensign Group, Inc.	108,418	4,055,917
The Joint Corp. *	27,437	331,988
The Pennant Group, Inc. *	54,576	1,080,059
The Providence Service Corp. *	25,020	1,451,410
Tivity Health, Inc. *	103,074	924,574
TransEnterix, Inc. *(a)	43,951	18,226
TransMedics Group, Inc. *	30,226	546,788
Triple-S Management Corp., Class B *	49,555	838,966
U.S. Physical Therapy, Inc.	26,996	2,038,198
Utah Medical Products, Inc.	7,557	627,231
Vapotherm, Inc. *	32,195	652,915
Varex Imaging Corp. *	80,651	2,107,411
ViewRay, Inc. *	223,555	464,994
Vocera Communications, Inc. *	66,778	1,266,111
Wright Medical Group N.V. *	270,233	7,869,185
Zynex, Inc. *(a)	33,352	588,996
		314,514,820

Household & Personal Products 0.6%
BellRing Brands, Inc., Class A *	85,197	1,493,503
Central Garden & Pet Co. *	21,593	711,273
Central Garden & Pet Co., Class A *	86,254	2,622,984
Edgewell Personal Care Co. *	115,837	3,198,260
elf Beauty, Inc. *	55,782	729,071
Inter Parfums, Inc.	37,673	1,683,606
Lifevantage Corp. *	29,459	456,615
Medifast, Inc.	23,706	1,798,811
Nature's Sunshine Products, Inc. *	18,214	160,283
Oil-Dri Corp. of America	11,527	430,995

22
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Revlon, Inc., Class A *(a)	14,442	192,368
USANA Health Sciences, Inc. *	26,868	2,397,163
WD-40 Co.	29,428	5,128,712
Youngevity International, Inc. *	17,188	28,360
		21,032,004

Insurance 2.3%
Ambac Financial Group, Inc. *	97,742	1,681,162
American Equity Investment Life Holding Co.	193,277	4,062,682
AMERISAFE, Inc.	40,899	2,604,039
Argo Group International Holdings Ltd.	70,031	2,476,296
Benefytt Technologies, Inc. *(a)	20,581	537,781
BRP Group, Inc., Class A *	37,513	375,880
Citizens, Inc. *	107,469	597,528
CNO Financial Group, Inc.	317,510	4,464,191
Crawford & Co., Class A	34,321	244,365
Donegal Group, Inc., Class A	21,646	309,971
eHealth, Inc. *	48,854	5,212,722
Employers Holdings, Inc.	67,432	2,047,910
Enstar Group Ltd. *	24,637	3,563,003
FBL Financial Group, Inc., Class A	20,877	815,873
FedNat Holding Co.	24,276	294,225
Genworth Financial, Inc., Class A *	1,084,117	3,935,345
Global Indemnity Ltd.	17,487	430,005
Goosehead Insurance, Inc., Class A *	24,604	1,381,269
Greenlight Capital Re Ltd., Class A *	61,932	403,797
Hallmark Financial Services, Inc. *	28,193	121,794
HCI Group, Inc.	13,090	545,198
Heritage Insurance Holdings, Inc.	56,998	646,357
Horace Mann Educators Corp.	88,559	3,113,734
Independence Holding Co.	10,385	287,249
Investors Title Co.	2,940	393,666
James River Group Holdings Ltd.	63,245	2,243,933
Kinsale Capital Group, Inc.	43,788	4,756,253
MBIA, Inc. *	162,985	1,326,698
National General Holdings Corp.	145,409	2,767,133
National Western Life Group, Inc., Class A	4,927	949,581
NI Holdings, Inc. *	20,281	273,996
Palomar Holdings, Inc. *	39,609	2,317,126
ProAssurance Corp.	114,161	2,441,904
ProSight Global, Inc. *	19,079	159,500
Protective Insurance Corp., Class B	19,116	298,592
RLI Corp.	85,563	6,231,553
Safety Insurance Group, Inc.	31,630	2,660,716
Selective Insurance Group, Inc.	125,335	6,283,044
State Auto Financial Corp.	37,107	931,015
Stewart Information Services Corp.	50,196	1,599,245
Third Point Reinsurance Ltd. *	158,684	1,180,609
Tiptree, Inc.	53,210	340,012
Trupanion, Inc. *	61,724	1,846,165
United Fire Group, Inc.	45,413	1,298,812
United Insurance Holdings Corp.	43,428	371,309
Universal Insurance Holdings, Inc.	63,816	1,163,366
Watford Holdings Ltd. *	37,755	466,274
		82,452,878

Materials 3.4%
Advanced Emissions Solutions, Inc.	34,706	257,866
AdvanSix, Inc. *	60,386	735,501
Allegheny Technologies, Inc. *	269,856	2,026,619
American Vanguard Corp.	62,143	781,138
Amyris, Inc. *(a)	126,542	341,663
Balchem Corp.	68,969	6,154,794
Boise Cascade Co.	83,053	2,597,067
Carpenter Technology Corp.	101,190	2,243,382
Security	Number of Shares	Value ($)
Century Aluminum Co. *	107,049	465,663
Chase Corp.	15,683	1,478,280
Clearwater Paper Corp. *	34,628	828,994
Cleveland-Cliffs, Inc. (a)	845,930	3,705,173
Coeur Mining, Inc. *	510,811	2,150,514
Commercial Metals Co.	252,495	4,024,770
Compass Minerals International, Inc.	73,086	3,592,908
Contura Energy, Inc. *	37,821	144,476
Ferro Corp. *	174,816	1,742,916
Ferroglobe Representation & Warranty Insurance *(b)	108,500	—
Flotek Industries, Inc. *	110,660	99,306
Forterra, Inc. *	39,177	319,684
FutureFuel Corp.	55,848	579,702
GCP Applied Technologies, Inc. *	115,840	1,983,181
Gold Resource Corp.	129,772	535,958
Greif, Inc., Class A	55,960	1,896,484
Greif, Inc., Class B	12,449	494,848
H.B. Fuller Co.	109,087	4,013,311
Hawkins, Inc.	20,984	785,431
Haynes International, Inc.	26,521	586,114
Hecla Mining Co.	1,111,048	2,922,056
Ingevity Corp. *	90,112	4,678,615
Innospec, Inc.	52,035	3,773,578
Intrepid Potash, Inc. *	204,632	197,081
Kaiser Aluminum Corp.	33,792	2,440,796
Koppers Holdings, Inc. *	39,687	625,467
Kraton Corp. *	67,849	1,059,123
Kronos Worldwide, Inc.	49,483	469,594
Livent Corp. *	314,076	1,947,271
Louisiana-Pacific Corp.	241,603	4,832,060
LSB Industries, Inc. *	49,037	97,584
Marrone Bio Innovations, Inc. *	126,447	92,332
Materion Corp.	43,550	2,253,277
Minerals Technologies, Inc.	73,894	3,254,292
Myers Industries, Inc.	76,644	947,320
Neenah, Inc.	35,846	1,751,436
Novagold Resources, Inc. *	496,115	5,551,527
Olympic Steel, Inc.	19,559	184,637
Orion Engineered Carbons S.A.	129,604	1,180,692
P.H. Glatfelter Co.	93,881	1,370,663
PolyOne Corp.	197,366	4,596,654
PQ Group Holdings, Inc. *	81,578	956,094
Quaker Chemical Corp.	28,117	4,277,158
Ramaco Resources, Inc. *	16,927	39,948
Rayonier Advanced Materials, Inc.	103,218	183,728
Ryerson Holding Corp. *	34,841	160,965
Schnitzer Steel Industries, Inc., Class A	55,893	869,695
Schweitzer-Mauduit International, Inc.	66,134	2,130,838
Sensient Technologies Corp.	90,642	4,331,781
Stepan Co.	43,848	4,183,099
Summit Materials, Inc., Class A *	243,781	3,683,531
SunCoke Energy, Inc.	155,401	489,513
Synalloy Corp. *	17,028	150,528
TimkenSteel Corp. *	89,976	233,938
Trecora Resources *	47,256	278,810
Tredegar Corp.	56,158	925,484
Trinseo S.A.	84,205	1,721,992
Tronox Holdings plc, Class A *	196,709	1,341,555
UFP Technologies, Inc. *	14,322	615,846
United States Lime & Minerals, Inc.	4,265	341,627
US Concrete, Inc. *	33,887	649,953
Valhi, Inc.	60,161	52,984
Verso Corp., Class A *	74,195	1,030,569
Warrior Met Coal, Inc.	111,091	1,394,192
Worthington Industries, Inc.	82,944	2,193,039
		121,028,665

23
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Media & Entertainment 1.3%
AMC Entertainment Holdings, Inc., Class A (a)	110,314	542,745
Boston Omaha Corp., Class A *	22,036	357,644
Cardlytics, Inc. *	30,575	1,374,346
Cargurus, Inc. *	160,609	3,674,734
Cars.com, Inc. *	145,752	754,995
Central European Media Enterprises Ltd., Class A *	188,881	734,747
Clear Channel Outdoor Holdings, Inc. *	102,841	99,221
comScore, Inc. *	108,790	314,403
Cumulus Media, Inc., Class A *	30,258	134,043
Daily Journal Corp. *(a)	2,410	668,775
DHI Group, Inc. *	106,368	295,703
Emerald Holding, Inc.	53,276	121,469
Entercom Communications Corp., Class A	251,636	306,996
Entravision Communications Corp., Class A	124,684	182,039
Eros International plc *(a)	155,216	395,801
Eventbrite, Inc., Class A *	78,145	712,683
EverQuote, Inc., Class A *	18,763	731,194
Fluent, Inc. *	88,752	178,392
Gaia, Inc. *	22,400	203,616
Gannett Co., Inc.	247,726	279,931
Glu Mobile, Inc. *	248,164	1,935,679
Gray Television, Inc. *	195,136	2,265,529
Hemisphere Media Group, Inc. *	37,358	346,682
IMAX Corp. *	112,550	1,294,325
Lee Enterprises, Inc. *	111,206	101,898
Liberty Latin America Ltd., Class A *	100,554	1,075,928
Liberty Latin America Ltd., Class C *	242,791	2,510,459
Liberty Media Corp. - Liberty Braves, Class A *	21,331	440,272
Liberty Media Corp. - Liberty Braves, Class C *	77,155	1,550,044
Liberty TripAdvisor Holdings, Inc., Class A *	152,640	358,704
LiveXLive Media, Inc. *(a)	73,289	186,887
Loral Space & Communications, Inc. *	28,053	617,166
Marchex, Inc., Class B *	74,075	123,705
MDC Partners, Inc., Class A *	124,489	178,019
Meredith Corp.	85,592	1,269,329
MSG Networks, Inc., Class A *	92,751	1,101,882
National CineMedia, Inc.	131,524	434,029
QuinStreet, Inc. *	100,020	1,016,203
Reading International, Inc., Class A *	34,408	146,750
Saga Communications, Inc., Class A	8,051	226,394
Scholastic Corp.	63,106	1,834,492
TechTarget, Inc. *	49,721	1,159,494
TEGNA, Inc.	465,913	4,994,587
The E.W. Scripps Co., Class A	118,204	953,906
The Marcus Corp.	48,671	707,676
The Meet Group, Inc. *	149,292	921,132
Travelzoo *	11,052	61,560
Tribune Publishing Co.	36,718	314,673
TrueCar, Inc. *	229,369	587,185
WideOpenWest, Inc. *	52,022	307,970
Yelp, Inc. *	146,866	3,282,455
		44,368,491

Pharmaceuticals, Biotechnology & Life Sciences 12.8%
89bio, Inc. *(a)	6,258	147,126
Abeona Therapeutics, Inc. *	115,965	275,997
ACADIA Pharmaceuticals, Inc. *	241,196	11,652,179
Accelerate Diagnostics, Inc. *(a)	57,592	628,329
Acceleron Pharma, Inc. *	96,505	8,736,598
Security	Number of Shares	Value ($)
AcelRx Pharmaceuticals, Inc. *(a)	163,045	262,502
Acer Therapeutics, Inc. *	10,439	25,054
Aclaris Therapeutics, Inc. *	64,197	85,382
Acorda Therapeutics, Inc. *	93,321	89,821
Adamas Pharmaceuticals, Inc. *	47,230	152,553
ADMA Biologics, Inc. *	149,476	440,954
Aduro Biotech, Inc. *	138,207	382,142
Adverum Biotechnologies, Inc. *	135,499	1,605,663
Aeglea BioTherapeutics, Inc. *	55,315	429,798
Aerie Pharmaceuticals, Inc. *	90,863	1,384,752
Affimed N.V. *	156,323	342,347
Agenus, Inc. *	233,314	621,782
AgeX Therapeutics, Inc. *	44,218	37,329
Aimmune Therapeutics, Inc. *	96,569	1,653,261
Akcea Therapeutics, Inc. *	26,867	458,351
Akebia Therapeutics, Inc. *	253,080	2,049,948
Akero Therapeutics, Inc. *	17,734	361,774
Akorn, Inc. *	199,632	41,923
Albireo Pharma, Inc. *	27,105	608,778
Aldeyra Therapeutics, Inc. *	46,041	145,029
Alector, Inc. *	74,013	1,829,601
Allakos, Inc. *	41,777	2,747,256
Allogene Therapeutics, Inc. *	83,178	2,403,844
AMAG Pharmaceuticals, Inc. *(a)	73,048	586,575
Amicus Therapeutics, Inc. *	548,355	6,476,073
Amneal Pharmaceuticals, Inc. *	255,547	927,636
Amphastar Pharmaceuticals, Inc. *	77,341	1,310,930
AnaptysBio, Inc. *	53,168	830,484
Anavex Life Sciences Corp. *(a)	104,663	362,134
ANI Pharmaceuticals, Inc. *	19,746	790,037
Anika Therapeutics, Inc. *	28,421	944,430
Apellis Pharmaceuticals, Inc. *	122,665	4,203,730
Applied Therapeutics, Inc. *	17,359	620,584
Aprea Therapeutics, Inc. *	13,713	435,936
Arcus Biosciences, Inc. *	69,323	1,830,820
Arcutis Biotherapeutics, Inc. *(a)	22,124	657,525
Ardelyx, Inc. *	133,231	876,660
Arena Pharmaceuticals, Inc. *	108,119	5,294,587
Arrowhead Pharmaceuticals, Inc. *	214,526	7,386,130
Arvinas Holding Co. LLC *	45,468	2,387,070
Assembly Biosciences, Inc. *	61,378	1,074,729
Assertio Therapeutics, Inc. *	134,103	117,340
Atara Biotherapeutics, Inc. *	110,803	918,557
Athenex, Inc. *	146,626	1,310,836
Athersys, Inc. *	287,916	662,207
Atreca, Inc. Class A *	36,468	557,231
Avid Bioservices, Inc. *	118,927	725,455
Avrobio, Inc. *	50,770	653,410
Axcella Health, Inc. *	17,008	79,257
Axsome Therapeutics, Inc. *	57,876	5,499,956
Baudax Bio, Inc. *	16,841	51,786
Beam Therapeutics, Inc. *	26,005	414,780
Beyondspring, Inc. *(a)	27,305	391,827
BioCryst Pharmaceuticals, Inc. *	329,631	1,288,857
BioDelivery Sciences International, Inc. *	181,327	826,851
Biohaven Pharmaceutical Holding Co., Ltd. *	91,690	4,318,599
BioSpecifics Technologies Corp. *	13,270	755,196
Bioxcel Therapeutics, Inc. *	14,701	543,937
Black Diamond Therapeutics, Inc. *	25,849	957,447
Blueprint Medicines Corp. *	114,744	6,750,389
Bridgebio Pharma, Inc. *	160,543	4,901,378
Cabaletta Bio, Inc. *	13,898	100,760
Calithera Biosciences, Inc. *	118,111	724,020
Calyxt, Inc. *	19,347	84,353
Cara Therapeutics, Inc. *	85,993	1,274,416
CareDx, Inc. *	88,093	2,235,800
CASI Pharmaceuticals, Inc. *	105,221	195,711

24
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Castle Biosciences, Inc. *	20,101	621,724
Catalyst Pharmaceuticals, Inc. *	208,262	987,162
cbdMD, Inc. *	69,380	66,834
CEL-SCI Corp. *(a)	70,009	1,232,158
Celcuity, Inc. *	12,209	73,376
Cellular Biomedicine Group, Inc. *(a)	25,626	371,577
Centogene N.V. *	4,058	79,131
Cerecor, Inc. *	49,663	117,701
Checkpoint Therapeutics, Inc. *	75,209	132,368
ChemoCentryx, Inc. *	87,333	4,629,522
Chiasma, Inc. *	71,847	371,449
Chimerix, Inc. *	99,789	229,515
ChromaDex Corp. *	87,916	439,580
Clovis Oncology, Inc. *(a)	109,124	830,434
Codexis, Inc. *	113,676	1,319,778
Coherus Biosciences, Inc. *	134,363	2,230,426
Collegium Pharmaceutical, Inc. *	69,029	1,427,520
Concert Pharmaceuticals, Inc. *	56,768	566,545
Constellation Pharmaceuticals, Inc. *	40,604	1,460,932
Corbus Pharmaceuticals Holdings, Inc. *	141,385	916,175
Corcept Therapeutics, Inc. *	205,317	2,599,313
CorMedix, Inc. *(a)	53,972	223,984
Cortexyme, Inc. *(a)	24,411	1,113,630
Crinetics Pharmaceuticals, Inc. *	23,464	391,380
Cue Biopharma, Inc. *	42,777	1,094,236
Cyclerion Therapeutics, Inc. *	49,126	190,118
Cymabay Therapeutics, Inc. *	148,258	262,417
Cytokinetics, Inc. *	119,467	1,805,146
CytomX Therapeutics, Inc. *	97,190	1,003,001
Deciphera Pharmaceuticals, Inc. *	44,924	2,604,694
Denali Therapeutics, Inc. *	111,823	2,444,451
Dicerna Pharmaceuticals, Inc. *	114,575	2,257,127
Dynavax Technologies Corp. *(a)	181,117	769,747
Eagle Pharmaceuticals, Inc. *	19,351	986,514
Editas Medicine, Inc. *	110,919	2,564,447
Eidos Therapeutics, Inc. *	24,221	1,124,823
Eiger BioPharmaceuticals, Inc. *	49,502	368,295
Eloxx Pharmaceuticals, Inc. *	53,030	154,848
Emergent BioSolutions, Inc. *	97,759	7,229,278
Enanta Pharmaceuticals, Inc. *	40,874	1,895,327
Endo International plc *	483,485	2,224,031
Enochian Biosciences, Inc. *(a)	29,338	100,336
Epizyme, Inc. *	166,482	2,740,294
Esperion Therapeutics, Inc. *(a)	54,258	2,148,617
Evelo Biosciences, Inc. *(a)	29,924	165,779
Evofem Biosciences, Inc. *(a)	29,423	139,465
Evolus, Inc. *(a)	39,243	163,251
EyePoint Pharmaceuticals, Inc. *	128,137	124,024
Fate Therapeutics, Inc. *	130,034	3,560,331
FibroGen, Inc. *	168,310	6,208,956
Five Prime Therapeutics, Inc. *	72,696	238,443
Flexion Therapeutics, Inc. *	73,542	782,487
Fluidigm Corp. *	145,992	327,022
Frequency Therapeutics, Inc. *	12,292	195,566
Fulcrum Therapeutics, Inc. *	26,769	337,825
G1 Therapeutics, Inc. *	72,939	957,689
Galectin Therapeutics, Inc. *(a)	84,431	209,811
Galera Therapeutics, Inc. *	3,658	49,968
Geron Corp. *	394,288	469,203
Global Blood Therapeutics, Inc. *	124,138	9,499,040
GlycoMimetics, Inc. *	70,362	196,310
Gossamer Bio, Inc. *	92,370	1,202,657
Gritstone Oncology, Inc. *	54,964	385,298
Halozyme Therapeutics, Inc. *	288,083	6,526,520
Harpoon Therapeutics, Inc. *	15,304	192,830
Heron Therapeutics, Inc. *	180,270	2,570,650
Homology Medicines, Inc. *	53,473	645,419
Hookipa Pharma, Inc. *	21,321	188,904
Security	Number of Shares	Value ($)
IGM Biosciences, Inc. *(a)	10,541	577,331
ImmunoGen, Inc. *	362,951	1,480,840
Immunomedics, Inc. *	407,893	12,391,789
Innoviva, Inc. *	136,687	1,938,222
Inovio Pharmaceuticals, Inc. *(a)	203,192	2,444,400
Insmed, Inc. *	190,934	4,391,482
Intellia Therapeutics, Inc. *	83,109	1,119,478
Intercept Pharmaceuticals, Inc. *	53,938	4,418,601
Intersect ENT, Inc. *	66,429	762,605
Intra-Cellular Therapies, Inc. *	113,055	1,997,682
Invitae Corp. *	185,774	3,074,560
Iovance Biotherapeutics, Inc. *	251,067	8,071,804
Ironwood Pharmaceuticals, Inc. *	334,480	3,344,800
Jounce Therapeutics, Inc. *	34,120	167,188
Kadmon Holdings, Inc. *	343,101	1,475,334
Kala Pharmaceuticals, Inc. *(a)	50,303	501,018
Kaleido Biosciences, Inc. *(a)	24,307	158,239
KalVista Pharmaceuticals, Inc. *	26,829	292,704
Karuna Therapeutics, Inc. *	22,489	1,868,386
Karyopharm Therapeutics, Inc. *	127,761	2,817,130
Kezar Life Sciences, Inc. *	65,775	309,142
Kindred Biosciences, Inc. *	78,152	392,323
Kiniksa Pharmaceuticals Ltd., Class A *	29,666	591,837
Kodiak Sciences, Inc. *	60,113	3,279,164
Krystal Biotech, Inc. *	22,664	1,069,514
Kura Oncology, Inc. *	74,419	1,082,796
La Jolla Pharmaceutical Co. *	44,342	321,923
Lannett Co., Inc. *	69,224	660,397
Lexicon Pharmaceuticals, Inc. *	90,397	170,850
Ligand Pharmaceuticals, Inc. *	36,627	3,610,323
Lineage Cell Therapeutics, Inc. *	233,687	198,634
Liquidia Technologies, Inc. *	27,919	139,037
LogicBio Therapeutics, Inc. *	18,169	103,927
Luminex Corp.	90,026	3,245,437
MacroGenics, Inc. *	103,508	745,258
Madrigal Pharmaceuticals, Inc. *	19,367	1,620,631
Magenta Therapeutics, Inc. *	40,539	330,393
Mallinckrodt plc *(a)	176,115	715,027
MannKind Corp. *	395,741	514,463
Marinus Pharmaceuticals, Inc. *	174,337	355,647
Marker Therapeutics, Inc. *(a)	56,393	155,363
MediciNova, Inc. *(a)	88,999	458,345
Medpace Holdings, Inc. *	59,166	4,724,997
MEI Pharma, Inc. *	215,553	584,149
MeiraGTx Holdings plc *	37,462	515,852
Menlo Therapeutics, Inc. *	97,759	177,921
Mersana Therapeutics, Inc. *	75,755	684,068
Millendo Therapeutics, Inc. *	26,369	44,036
Minerva Neurosciences, Inc. *	62,689	562,320
Mirati Therapeutics, Inc. *	63,729	5,419,514
Mirum Pharmaceuticals, Inc. *	11,078	187,218
Molecular Templates, Inc. *	43,351	703,587
Momenta Pharmaceuticals, Inc. *	243,120	7,706,904
Morphic Holding, Inc. *	22,713	309,124
Mustang Bio, Inc. *	57,935	159,901
MyoKardia, Inc. *	95,220	5,981,720
Myriad Genetics, Inc. *	152,642	2,359,845
NanoString Technologies, Inc. *	73,055	2,320,227
Natera, Inc. *	133,544	4,946,470
NeoGenomics, Inc. *	204,331	5,586,410
Neon Therapeutics, Inc. *(a)	30,308	87,590
NextCure, Inc. *	31,041	1,006,349
NGM Biopharmaceuticals, Inc. *	51,989	949,319
Novavax, Inc. *(a)	69,246	1,255,430
Ocular Therapeutix, Inc. *	92,413	532,299
Odonate Therapeutics, Inc. *	20,377	573,613
Omeros Corp. *	109,983	1,827,917
Oncocyte Corp. *	52,190	140,913

25
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
OPKO Health, Inc. *(a)	829,609	1,841,732
Optinose, Inc. *	58,924	238,053
Organogenesis Holdings, Inc. *	26,401	97,948
Osmotica Pharmaceuticals plc *	19,923	79,692
Oyster Point Pharma, Inc. *(a)	11,999	352,771
Pacific Biosciences of California, Inc. *	306,784	1,013,921
Pacira BioSciences, Inc. *	87,813	3,625,799
Palatin Technologies, Inc. *	485,192	235,076
Paratek Pharmaceuticals, Inc. *	68,265	279,204
PDL BioPharma, Inc. *	244,005	827,177
Personalis, Inc. *	39,971	414,499
Pfenex, Inc. *	64,947	373,445
PhaseBio Pharmaceuticals, Inc. *	28,558	110,234
Phathom Pharmaceuticals, Inc. *(a)	23,342	789,893
Phibro Animal Health Corp., Class A	43,360	1,158,146
Pieris Pharmaceuticals, Inc. *	97,666	258,815
PolarityTE, Inc. *(a)	51,125	52,659
Portola Pharmaceuticals, Inc. *	164,153	1,162,203
Precigen, Inc. *(a)	154,675	556,830
Precision BioSciences, Inc. *	75,795	521,470
Prestige Consumer Healthcare, Inc. *	108,037	4,396,026
Prevail Therapeutics, Inc. *	29,716	429,396
Principia Biopharma, Inc. *	39,420	2,451,136
Progenics Pharmaceuticals, Inc. *	188,528	742,800
Protagonist Therapeutics, Inc. *	38,984	263,142
Prothena Corp. plc *	86,574	971,360
PTC Therapeutics, Inc. *	129,381	6,588,080
Puma Biotechnology, Inc. *	66,757	670,908
Quanterix Corp. *	28,411	744,368
Radius Health, Inc. *	96,809	1,518,933
Rapt Therapeutics, Inc. *	4,276	64,952
Reata Pharmaceuticals, Inc., Class A *	48,564	7,680,882
Recro Pharma, Inc. *	43,109	364,702
REGENXBIO, Inc. *	71,582	2,850,395
Repligen Corp. *	112,006	13,009,497
Replimune Group, Inc. *	28,839	521,697
resTORbio, Inc. *	31,120	47,614
Retrophin, Inc. *	89,037	1,355,143
Revance Therapeutics, Inc. *	110,763	2,050,223
REVOLUTION Medicines, Inc. *	30,089	940,883
Rhythm Pharmaceuticals, Inc. *	63,335	1,193,231
Rigel Pharmaceuticals, Inc. *	358,585	641,867
Rocket Pharmaceuticals, Inc. *	69,152	1,023,450
Rubius Therapeutics, Inc. *(a)	73,737	446,109
Sangamo Therapeutics, Inc. *	246,574	2,009,578
Satsuma Pharmaceuticals, Inc. *	9,470	185,612
Savara, Inc. *(a)	70,737	170,476
Scholar Rock Holding Corp. *	37,432	615,008
Seres Therapeutics, Inc. *	76,688	282,212
SIGA Technologies, Inc. *	117,052	691,777
Solid Biosciences, Inc. *	41,184	95,547
Sorrento Therapeutics, Inc. *(a)	278,088	631,260
Spectrum Pharmaceuticals, Inc. *	239,706	695,147
Spero Therapeutics, Inc. *	26,960	335,113
SpringWorks Therapeutics, Inc. *	22,146	670,138
Stemline Therapeutics, Inc. *	100,504	525,636
Stoke Therapeutics, Inc. *	36,844	774,829
Strongbridge Biopharma plc *	75,231	215,161
Supernus Pharmaceuticals, Inc. *	105,682	2,472,959
Sutro Biopharma, Inc. *	24,322	239,572
Syndax Pharmaceuticals, Inc. *	47,423	853,614
Syneos Health, Inc. *	133,480	7,446,849
Synlogic, Inc. *	32,508	67,617
Syros Pharmaceuticals, Inc. *	73,933	623,255
TCR2 Therapeutics, Inc. *	24,579	234,484
TG Therapeutics, Inc. *	184,752	2,172,684
TherapeuticsMD, Inc. *(a)	484,986	766,278
Theravance Biopharma, Inc. *	105,193	3,067,428
Security	Number of Shares	Value ($)
Tocagen, Inc. *	45,640	53,399
Translate Bio, Inc. *	74,254	953,421
Tricida, Inc. *	47,026	1,422,536
Turning Point Therapeutics, Inc. *	59,354	3,057,325
Twist Bioscience Corp. *	56,072	1,834,115
Tyme Technologies, Inc. *(a)	123,263	199,686
Ultragenyx Pharmaceutical, Inc. *	117,118	7,077,441
UNITY Biotechnology, Inc. *	60,812	394,670
UroGen Pharma Ltd. *(a)	40,564	900,926
Vanda Pharmaceuticals, Inc. *	111,965	1,287,597
VBI Vaccines, Inc. *	325,308	396,876
Veracyte, Inc. *	101,143	2,727,827
Vericel Corp. *	96,312	1,396,524
Verrica Pharmaceuticals, Inc. *	27,075	326,795
Viela Bio, Inc. *	11,621	472,161
Viking Therapeutics, Inc. *	140,832	811,192
Vir Biotechnology, Inc. *	15,278	466,132
Voyager Therapeutics, Inc. *	51,210	553,580
WaVe Life Sciences Ltd. *	49,050	425,754
X4 Pharmaceuticals, Inc. *	32,769	305,079
XBiotech, Inc. *	27,797	439,749
Xencor, Inc. *	101,310	2,961,291
Xeris Pharmaceuticals, Inc. *	76,013	205,235
Y-mAbs Therapeutics, Inc. *	50,867	1,708,114
ZIOPHARM Oncology, Inc. *	399,416	1,118,365
Zogenix, Inc. *	91,480	2,582,480
Zynerba Pharmaceuticals, Inc. *(a)	47,935	185,508
		452,447,998

Real Estate 7.2%
Acadia Realty Trust	183,366	2,271,905
Agree Realty Corp.	88,768	5,779,684
Alexander & Baldwin, Inc.	146,785	1,928,755
Alexander's, Inc.	4,575	1,442,314
Altisource Portfolio Solutions S.A. *	12,003	100,225
American Assets Trust, Inc.	103,536	2,932,140
American Finance Trust, Inc.	230,432	1,776,631
American Realty Investors, Inc. *	5,220	41,499
Armada Hoffler Properties, Inc.	120,198	1,155,103
Ashford Hospitality Trust, Inc.	190,067	156,292
Bluerock Residential Growth REIT, Inc.	50,457	293,660
Braemar Hotels & Resorts, Inc.	63,279	198,063
BRT Apartments Corp.	20,757	205,494
CareTrust REIT, Inc.	204,620	3,372,138
CatchMark Timber Trust, Inc., Class A	104,283	819,664
CBL & Associates Properties, Inc. *	362,360	104,722
Cedar Realty Trust, Inc.	182,555	191,683
Chatham Lodging Trust	98,204	737,512
CIM Commercial Trust Corp.	25,119	255,963
City Office REIT, Inc.	114,060	1,152,006
Clipper Realty, Inc.	32,804	173,861
Community Healthcare Trust, Inc.	41,229	1,533,719
Consolidated-Tomoka Land Co.	10,699	449,679
CoreCivic, Inc.	255,340	3,350,061
CorEnergy Infrastructure Trust, Inc.	28,134	341,547
CorePoint Lodging, Inc.	85,533	372,069
Cushman & Wakefield plc *	241,479	2,938,799
DiamondRock Hospitality Co. (a)	431,727	2,689,659
Diversified Healthcare Trust	509,590	1,584,825
Easterly Government Properties, Inc.	159,295	4,286,628
EastGroup Properties, Inc.	82,307	8,724,542
Essential Properties Realty Trust, Inc.	196,248	2,882,883
eXp World Holdings, Inc. *(a)	43,807	402,148
Farmland Partners, Inc.	58,802	385,741
First Industrial Realty Trust, Inc.	270,241	10,207,003
Forestar Group, Inc. *	35,318	465,844
Four Corners Property Trust, Inc.	150,406	3,367,590

26
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Franklin Street Properties Corp.	223,304	1,214,774
Front Yard Residential Corp.	106,467	1,214,788
FRP Holdings, Inc. *	15,123	657,699
Getty Realty Corp.	71,639	1,945,715
Gladstone Commercial Corp.	69,213	1,093,565
Gladstone Land Corp.	39,024	523,702
Global Medical REIT, Inc.	82,566	860,338
Global Net Lease, Inc.	193,132	2,779,169
Griffin Industrial Realty, Inc.	2,012	77,301
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	135,814	3,801,434
Healthcare Realty Trust, Inc.	283,647	8,336,385
Hersha Hospitality Trust	72,500	379,175
Independence Realty Trust, Inc.	195,461	1,968,292
Industrial Logistics Properties Trust	139,009	2,598,078
Innovative Industrial Properties, Inc.	34,920	2,739,823
Investors Real Estate Trust	25,012	1,566,502
iStar, Inc.	126,682	1,269,354
Jernigan Capital, Inc.	47,405	625,746
Kennedy-Wilson Holdings, Inc.	262,561	3,715,238
Kite Realty Group Trust	178,024	1,821,186
Lexington Realty Trust	518,028	5,413,393
LTC Properties, Inc.	84,360	3,003,216
Mack-Cali Realty Corp.	185,651	3,005,690
Marcus & Millichap, Inc. *	49,282	1,431,642
Maui Land & Pineapple Co., Inc. *	14,430	150,794
Monmouth Real Estate Investment Corp.	202,926	2,757,764
National Health Investors, Inc.	91,311	5,027,584
National Storage Affiliates Trust	127,074	3,619,068
New Senior Investment Group, Inc.	183,431	607,157
Newmark Group, Inc., Class A	307,190	1,191,897
NexPoint Residential Trust, Inc.	42,626	1,281,764
Office Properties Income Trust	102,283	2,802,554
One Liberty Properties, Inc.	32,843	516,292
Pebblebrook Hotel Trust	278,833	3,301,383
Pennsylvania Real Estate Investment Trust (a)	143,263	144,696
Physicians Realty Trust	404,269	6,233,828
Piedmont Office Realty Trust, Inc., Class A	268,009	4,649,956
PotlatchDeltic Corp.	141,764	4,977,334
Preferred Apartment Communities, Inc., Class A	99,472	737,088
PS Business Parks, Inc.	42,861	5,532,926
QTS Realty Trust, Inc., Class A	123,324	7,711,450
Rafael Holdings, Inc., Class B *	23,703	334,449
RE/MAX Holdings, Inc., Class A	38,214	1,004,646
Realogy Holdings Corp.	243,779	1,058,001
Redfin Corp. *	191,950	4,055,903
Retail Opportunity Investments Corp.	245,493	2,382,510
Retail Value, Inc.	31,442	454,966
Rexford Industrial Realty, Inc.	243,448	9,913,203
RLJ Lodging Trust	362,815	3,370,551
RPT Realty	167,126	1,139,799
Ryman Hospitality Properties, Inc.	104,957	3,709,180
Sabra Health Care REIT, Inc.	432,401	5,543,381
Safehold, Inc.	27,250	1,573,960
Saul Centers, Inc.	25,990	847,794
Seritage Growth Properties, Class A *(a)	73,374	776,297
STAG Industrial, Inc.	320,733	8,419,241
Stratus Properties, Inc. *	12,991	217,859
Summit Hotel Properties, Inc.	221,778	1,343,975
Sunstone Hotel Investors, Inc.	480,748	4,418,074
Tanger Factory Outlet Centers, Inc. (a)	194,704	1,464,174
Tejon Ranch Co. *	45,559	624,158
Terreno Realty Corp.	141,404	7,751,767
The GEO Group, Inc.	255,186	3,235,758
The RMR Group, Inc., Class A	32,741	971,098
The St. Joe Co. *	71,689	1,311,909
Security	Number of Shares	Value ($)
Transcontinental Realty Investors, Inc. *	2,037	38,438
UMH Properties, Inc.	78,386	1,018,234
Uniti Group, Inc.	396,647	2,800,328
Universal Health Realty Income Trust	27,503	2,941,721
Urban Edge Properties	246,671	2,836,716
Urstadt Biddle Properties, Inc., Class A	63,701	930,672
Washington Prime Group, Inc. (a)	394,416	339,119
Washington Real Estate Investment Trust	176,252	4,110,197
Whitestone REIT	84,525	573,080
Xenia Hotels & Resorts, Inc.	243,059	2,357,672
		256,226,621

Retailing 2.7%
1-800-Flowers.com, Inc., Class A *	52,762	1,012,503
Aaron's, Inc.	144,840	4,621,844
Abercrombie & Fitch Co., Class A	134,650	1,424,597
America's Car-Mart, Inc. *	13,131	865,989
American Eagle Outfitters, Inc.	336,939	2,678,665
Asbury Automotive Group, Inc. *	41,422	2,795,985
Ascena Retail Group, Inc. *	15,337	22,239
At Home Group, Inc. *	101,705	239,007
Barnes & Noble Education, Inc. *	86,330	154,531
Bed Bath & Beyond, Inc. (a)	261,940	1,621,409
Big Lots, Inc.	83,779	1,964,618
Boot Barn Holdings, Inc. *	61,556	1,136,324
Caleres, Inc.	83,141	674,273
Camping World Holdings, Inc., Class A	69,466	616,163
Chico's FAS, Inc.	246,260	369,390
Citi Trends, Inc.	23,504	267,005
Conn's, Inc. *	38,216	258,340
Core-Mark Holding Co., Inc.	97,023	2,788,441
Designer Brands, Inc., Class A	131,070	832,294
Dillard’s, Inc., Class A (a)	21,318	628,455
Duluth Holdings, Inc., Class B *(a)	22,340	89,583
Express, Inc. *	130,381	269,889
Funko, Inc., Class A *	46,403	198,605
GameStop Corp., Class A *(a)	139,140	797,272
Genesco, Inc. *	30,686	580,886
GNC Holdings, Inc., Class A *	175,290	100,879
Greenlane Holdings, Inc., Class A *	21,662	69,318
Group 1 Automotive, Inc.	37,956	2,147,930
Groupon, Inc. *	972,528	1,186,484
Guess?, Inc.	99,782	932,962
Haverty Furniture Cos., Inc.	39,062	528,509
Hibbett Sports, Inc. *	37,018	571,188
Hudson Ltd., Class A *	83,630	409,787
J. Jill, Inc. *(a)	35,071	15,971
J.C. Penney Co., Inc. *	685,419	174,096
Lands' End, Inc. *	23,077	196,385
Leaf Group Ltd. *	35,960	52,142
Liquidity Services, Inc. *	57,170	285,850
Lithia Motors, Inc., Class A	48,055	5,312,961
Lumber Liquidators Holdings, Inc. *	60,192	424,354
MarineMax, Inc. *	45,266	652,283
Monro, Inc.	69,955	3,881,803
Murphy USA, Inc. *	62,450	6,669,660
National Vision Holdings, Inc. *	167,963	4,451,019
Office Depot, Inc.	1,165,368	2,587,117
OneWater Marine, Inc., Class A *	10,036	115,314
Overstock.com, Inc. *	75,505	952,873
Party City Holdco, Inc. *	114,128	86,566
PetMed Express, Inc.	42,176	1,668,904
Quotient Technology, Inc. *	161,505	1,159,606
Rent-A-Center, Inc.	105,535	2,100,674
RH *	36,241	5,210,731
RTW RetailWinds, Inc. *	67,220	20,966
Sally Beauty Holdings, Inc. *	250,422	2,431,598

27
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Shoe Carnival, Inc.	19,611	463,212
Shutterstock, Inc.	41,005	1,558,190
Signet Jewelers Ltd.	111,936	1,126,076
Sleep Number Corp. *	59,817	1,788,528
Sonic Automotive, Inc., Class A	52,760	1,130,647
Sportsman's Warehouse Holdings, Inc. *	89,860	643,398
Stamps.com, Inc. *	35,406	5,603,708
Stitch Fix, Inc., Class A *(a)	88,998	1,428,418
Tailored Brands, Inc. (a)	103,969	172,589
The Buckle, Inc.	62,416	955,589
The Cato Corp., Class A	48,423	545,243
The Children's Place, Inc.	31,129	920,173
The Container Store Group, Inc. *	32,932	69,157
The Michaels Cos., Inc. *	167,088	507,948
The RealReal Inc *	110,851	1,301,391
The Rubicon Project, Inc. *	210,102	1,506,431
Tilly's, Inc., Class A	47,252	278,314
Waitr Holdings, Inc. *	124,017	166,183
Weyco Group, Inc.	12,841	244,364
Winmark Corp.	5,189	778,350
Zumiez, Inc. *	43,284	915,024
		93,409,170

Semiconductors & Semiconductor Equipment 3.5%
Adesto Technologies Corp. *	58,496	693,178
Advanced Energy Industries, Inc. *	81,601	4,537,016
Alpha & Omega Semiconductor Ltd. *	43,106	518,565
Ambarella, Inc. *	69,362	3,647,054
Amkor Technology, Inc. *	210,172	2,076,499
Axcelis Technologies, Inc. *	69,114	1,614,503
AXT, Inc. *	80,595	445,690
Brooks Automation, Inc.	155,303	5,977,612
Cabot Microelectronics Corp.	62,146	7,615,371
CEVA, Inc. *	46,769	1,466,208
Cirrus Logic, Inc. *	124,800	9,434,880
Cohu, Inc.	86,435	1,428,771
Diodes, Inc. *	88,997	4,529,057
DSP Group, Inc. *	47,807	824,671
Enphase Energy, Inc. *	196,838	9,217,924
FormFactor, Inc. *	161,691	3,767,400
GSI Technology, Inc. *	34,625	267,651
Ichor Holdings Ltd. *	47,534	1,183,597
Impinj, Inc. *	35,687	801,530
Inphi Corp. *	96,344	9,301,050
Lattice Semiconductor Corp. *	270,358	6,085,759
MACOM Technology Solutions Holdings, Inc. *	98,559	3,021,819
MaxLinear, Inc. *	141,674	2,336,204
NeoPhotonics Corp. *	85,333	820,903
NVE Corp.	10,112	574,058
Onto Innovation, Inc. *	103,175	3,349,061
PDF Solutions, Inc. *	61,153	976,613
Photronics, Inc. *	136,570	1,632,012
Power Integrations, Inc.	60,657	6,208,244
Rambus, Inc. *	236,744	2,966,402
Semtech Corp. *	141,216	6,388,612
Silicon Laboratories, Inc. *	92,086	8,952,601
SiTime Corp. *	10,418	225,654
SMART Global Holdings, Inc. *	29,354	742,363
SunPower Corp. *	157,937	1,160,837
Synaptics, Inc. *	73,384	4,798,580
Ultra Clean Holdings, Inc. *	84,842	1,560,244
Veeco Instruments, Inc. *	103,881	1,135,419
Xperi Corp.	105,579	1,613,247
		123,896,859

Security	Number of Shares	Value ($)
Software & Services 7.4%
8x8, Inc. *	207,395	3,517,419
A10 Networks, Inc. *	107,558	734,621
ACI Worldwide, Inc. *	246,775	6,761,635
Agilysys, Inc. *	44,772	877,084
Alarm.com Holdings, Inc. *	78,726	3,521,414
Altair Engineering, Inc., Class A *	85,721	2,827,936
American Software, Inc., Class A	63,661	1,049,133
Appfolio, Inc., Class A *	33,662	3,698,107
Appian Corp. *(a)	73,028	3,335,189
Avaya Holdings Corp. *	205,011	2,037,809
Benefitfocus, Inc. *	63,396	686,579
Blackbaud, Inc.	104,663	5,783,677
Blackline, Inc. *	92,635	5,626,650
Bottomline Technologies (de), Inc. *	92,797	3,863,139
Box, Inc., Class A *	313,744	5,063,828
Brightcove, Inc. *	84,388	658,226
Cardtronics plc, Class A *	78,697	1,802,161
Cass Information Systems, Inc.	30,322	1,216,215
ChannelAdvisor Corp. *	56,862	587,384
Cloudera, Inc. *	530,032	4,388,665
CommVault Systems, Inc. *	89,452	3,818,706
Conduent, Inc. *	373,342	940,822
Cornerstone OnDemand, Inc. *	122,128	4,098,616
CSG Systems International, Inc.	70,422	3,421,101
Digimarc Corp. *	25,118	420,727
Digital Turbine, Inc. *	169,691	994,389
Domo, Inc., Class B *	38,411	747,094
Ebix, Inc.	50,240	1,051,523
eGain Corp. *	43,380	360,054
Endurance International Group Holdings, Inc. *	151,037	387,410
Envestnet, Inc. *	103,443	6,467,256
Everbridge, Inc. *	71,239	7,934,600
EVERTEC, Inc.	129,853	3,290,475
Evo Payments, Inc., Class A *	85,854	1,709,353
Exela Technologies, Inc. *	99,570	35,347
ExlService Holdings, Inc. *	71,745	4,428,819
Five9, Inc. *	128,168	11,877,329
ForeScout Technologies, Inc. *	92,582	2,940,404
GTT Communications, Inc. *(a)	72,034	818,306
GTY Technology Holdings, Inc. *	83,612	326,923
I3 Verticals, Inc., Class A *	31,554	733,315
Ideanomics, Inc. *(a)	219,027	131,942
Information Services Group, Inc. *	74,878	187,195
Intelligent Systems Corp. *	14,857	498,304
International Money Express, Inc. *	38,252	309,076
j2 Global, Inc.	99,882	8,054,485
KBR, Inc.	303,508	6,149,072
Limelight Networks, Inc. *	247,779	1,256,240
LivePerson, Inc. *	133,153	3,187,683
LiveRamp Holdings, Inc. *	143,707	5,440,747
Majesco *	15,678	87,483
ManTech International Corp., Class A	57,328	4,274,376
MAXIMUS, Inc.	136,237	9,171,475
MicroStrategy, Inc., Class A *	17,409	2,199,279
Mitek Systems, Inc. *	84,417	787,611
MobileIron, Inc. *	212,921	1,083,768
Model N, Inc. *	71,478	2,062,855
NIC, Inc.	140,819	3,412,044
OneSpan, Inc. *	70,482	1,184,098
Pareteum Corp. *	273,738	173,495
Paysign, Inc. *(a)	64,082	551,105
Perficient, Inc. *	68,680	2,392,124
Perspecta, Inc.	299,755	6,465,715
Phunware, Inc. *	67,278	48,777
Ping Identity Holding Corp. *	29,298	730,106

28
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
PRGX Global, Inc. *	42,456	170,249
Priority Technology Holdings, Inc. *	13,581	21,865
Progress Software Corp.	96,585	3,951,292
PROS Holdings, Inc. *	71,438	2,456,753
Q2 Holdings, Inc. *	93,568	7,459,241
QAD, Inc., Class A	24,711	1,045,770
Qualys, Inc. *	72,133	7,605,704
Rapid7, Inc. *	105,657	4,812,676
Rimini Street, Inc. *	42,856	197,995
Rosetta Stone, Inc. *	45,082	770,001
SailPoint Technologies Holding, Inc. *	183,746	3,415,838
Science Applications International Corp.	124,064	10,131,066
SecureWorks Corp., Class A *	17,646	200,811
SharpSpring, Inc. *	23,679	163,148
ShotSpotter, Inc. *	17,319	595,254
Sprout Social, Inc., Class A *(a)	20,279	341,093
SPS Commerce, Inc. *	74,921	4,158,865
StarTek, Inc. *	37,913	158,097
SVMK, Inc. *	186,097	2,921,723
Sykes Enterprises, Inc. *	81,901	2,344,826
Synchronoss Technologies, Inc. *	80,805	278,777
Telenav, Inc. *	71,551	334,143
Tenable Holdings, Inc. *	80,834	2,106,534
The Hackett Group, Inc.	51,863	769,128
TiVo Corp.	267,487	1,880,434
TTEC Holdings, Inc.	37,243	1,451,732
Tucows, Inc., Class A *	20,075	1,062,168
Unisys Corp. *	109,432	1,377,749
Upland Software, Inc. *	49,274	1,558,537
Varonis Systems, Inc. *	64,291	4,310,712
Verint Systems, Inc. *	142,263	6,080,321
Verra Mobility Corp. *	272,746	2,443,804
VirnetX Holding Corp. *	130,769	727,076
Virtusa Corp. *	61,218	2,020,194
Workiva, Inc. *	78,806	3,022,210
Yext, Inc. *	206,619	2,644,723
Zix Corp. *	113,455	621,733
Zuora, Inc., Class A *	189,532	2,003,353
		262,294,090

Technology Hardware & Equipment 4.3%
3D Systems Corp. *	246,426	2,092,157
Acacia Communications, Inc. *	81,103	5,489,862
ADTRAN, Inc.	103,216	1,061,060
Airgain, Inc. *	19,261	155,821
Akoustis Technologies, Inc. *(a)	64,317	582,712
Anixter International, Inc. *	65,275	6,061,437
Applied Optoelectronics, Inc. *(a)	40,126	430,151
Arlo Technologies, Inc. *	160,176	438,882
AstroNova, Inc.	14,219	99,960
Avid Technology, Inc. *	60,378	423,854
Badger Meter, Inc.	61,305	3,618,834
Bel Fuse, Inc., Class B	22,099	164,859
Belden, Inc.	83,613	2,858,728
Benchmark Electronics, Inc.	78,980	1,631,727
CalAmp Corp. *	70,836	476,018
Calix, Inc. *	101,214	1,163,961
Cambium Networks Corp. *	12,132	69,516
Casa Systems, Inc. *	65,752	337,308
Clearfield, Inc. *	23,802	310,140
Coda Octopus Group, Inc. *(a)	12,803	78,098
Comtech Telecommunications Corp.	51,324	950,007
CTS Corp.	69,712	1,614,530
Daktronics, Inc.	78,100	353,012
DASAN Zhone Solutions, Inc. *	16,622	106,547
Diebold Nixdorf, Inc. *	163,647	806,780
Digi International, Inc. *	60,677	688,684
Security	Number of Shares	Value ($)
ePlus, Inc. *	28,598	2,023,309
Extreme Networks, Inc. *	251,627	855,532
Fabrinet *	78,147	4,903,724
FARO Technologies, Inc. *	36,989	2,030,326
Fitbit, Inc., Class A *	495,728	3,316,420
Harmonic, Inc. *	192,010	1,113,658
II-VI, Inc. *	193,674	6,666,259
Immersion Corp. *	66,240	461,030
Infinera Corp. *	382,580	2,358,606
Inseego Corp. *(a)	96,745	1,156,103
Insight Enterprises, Inc. *	74,858	4,064,041
InterDigital, Inc.	66,857	3,862,329
Iteris, Inc. *	84,762	338,200
Itron, Inc. *	73,495	5,131,421
KEMET Corp.	121,875	3,291,844
Kimball Electronics, Inc. *	53,325	720,954
Knowles Corp. *	174,422	2,712,262
KVH Industries, Inc. *	34,626	321,329
Lumentum Holdings, Inc. *	160,328	12,972,138
Methode Electronics, Inc.	78,346	2,351,947
MTS Systems Corp.	41,895	891,107
Napco Security Technologies, Inc. *	24,525	491,481
NETGEAR, Inc. *	63,868	1,531,555
NetScout Systems, Inc. *	151,901	4,022,338
nLight, Inc. *	70,695	1,114,153
Novanta, Inc. *	72,166	6,270,504
OSI Systems, Inc. *	36,201	2,620,228
PAR Technology Corp. *	24,318	459,853
PC Connection, Inc.	24,288	1,116,034
Plantronics, Inc.	73,015	1,030,972
Plexus Corp. *	61,946	3,883,395
Ribbon Communications, Inc. *	129,179	470,857
Rogers Corp. *	39,662	4,404,068
Sanmina Corp. *	147,055	4,077,835
ScanSource, Inc. *	54,542	1,413,729
Sonim Technologies, Inc. *	21,471	21,042
Stratasys Ltd. *	110,535	1,956,470
Tech Data Corp. *	76,043	10,694,688
TESSCO Technologies, Inc.	13,036	80,302
TTM Technologies, Inc. *	212,217	2,459,595
Viavi Solutions, Inc. *	492,527	5,949,726
Vishay Intertechnology, Inc.	284,451	4,719,042
Vishay Precision Group, Inc. *	21,995	508,524
Wrap Technologies, Inc. *(a)	15,825	76,751
		152,980,326

Telecommunication Services 0.9%
Anterix, Inc. *	23,106	1,213,065
ATN International, Inc.	23,669	1,470,318
Bandwidth, Inc., Class A *	34,465	2,810,965
Boingo Wireless, Inc. *	93,545	1,304,017
Cincinnati Bell, Inc. *	106,247	1,556,519
Cogent Communications Holdings, Inc.	90,911	7,621,069
Consolidated Communications Holdings, Inc.	152,808	958,106
Gogo, Inc. *(a)	115,763	188,694
IDT Corp., Class B *	34,811	187,979
Intelsat S.A. *(a)	142,554	178,193
Iridium Communications, Inc. *	212,250	4,776,686
Ooma, Inc. *	44,210	515,489
ORBCOMM, Inc. *	155,937	411,674
Shenandoah Telecommunications Co.	102,704	5,495,691
Spok Holdings, Inc.	38,372	393,697
Vonage Holdings Corp. *	485,322	4,057,292
		33,139,454

29
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Small-Cap Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Transportation 1.2%
Air Transport Services Group, Inc. *	125,257	2,535,202
Allegiant Travel Co.	27,811	2,182,607
ArcBest Corp.	54,896	1,118,232
Atlas Air Worldwide Holdings, Inc. *	50,113	1,646,212
Avis Budget Group, Inc. *(a)	123,608	2,037,060
Costamare, Inc.	108,899	546,673
Covenant Transportation Group, Inc., Class A *	26,511	235,418
Daseke, Inc. *	96,578	164,665
Eagle Bulk Shipping, Inc. *(a)	92,453	155,321
Echo Global Logistics, Inc. *	57,744	1,012,252
Forward Air Corp.	60,297	3,111,325
Genco Shipping & Trading Ltd.	34,048	198,500
Hawaiian Holdings, Inc.	98,316	1,415,750
Heartland Express, Inc.	98,330	1,926,285
Hertz Global Holdings, Inc. *(a)	219,453	886,590
Hub Group, Inc., Class A *	69,201	3,329,260
Marten Transport Ltd.	84,028	1,883,908
Matson, Inc.	90,963	2,750,721
Mesa Air Group, Inc. *	61,387	279,004
P.A.M. Transportation Services, Inc. *	4,100	156,538
Radiant Logistics, Inc. *	85,976	367,977
Safe Bulkers, Inc. *	110,082	114,485
Saia, Inc. *	55,590	5,143,187
Scorpio Bulkers, Inc.	11,675	299,230
SkyWest, Inc.	105,529	3,266,123
Spirit Airlines, Inc. *	147,165	2,210,418
Universal Logistics Holdings, Inc.	17,261	240,446
US Xpress Enterprises, Inc., Class A *	46,159	201,253
Werner Enterprises, Inc.	96,873	3,886,545
YRC Worldwide, Inc. *(a)	68,047	117,041
		43,418,228

Utilities 3.9%
ALLETE, Inc.	111,124	6,396,297
American States Water Co.	78,543	6,233,958
Artesian Resources Corp., Class A	17,391	600,511
Atlantic Power Corp. *	225,445	448,636
Avista Corp.	142,695	6,141,593
Black Hills Corp.	130,888	8,107,203
Cadiz, Inc. *	27,658	295,111
California Water Service Group	102,982	4,625,951
Chesapeake Utilities Corp.	34,263	3,011,032
Clearway Energy, Inc., Class A	74,988	1,402,276
Clearway Energy, Inc., Class C	169,284	3,390,758
Consolidated Water Co., Ltd.	30,469	457,644
El Paso Electric Co.	86,928	5,911,104
Genie Energy Ltd., Class B	29,973	236,187
Global Water Resources, Inc.	26,299	282,714
MGE Energy, Inc.	74,842	4,839,284
Middlesex Water Co.	36,364	2,192,749
New Jersey Resources Corp.	203,815	6,884,871
Northwest Natural Holding Co.	64,852	4,221,865
NorthWestern Corp.	108,474	6,257,865
ONE Gas, Inc.	111,860	8,916,361
Ormat Technologies, Inc.	85,033	5,306,910
Otter Tail Corp.	84,595	3,754,326
PNM Resources, Inc.	170,463	6,902,047
Portland General Electric Co.	192,451	9,004,782
Pure Cycle Corp. *	41,236	423,494
RGC Resources, Inc.	16,498	410,305
SJW Group.	56,330	3,353,325
South Jersey Industries, Inc.	198,652	5,679,461
Southwest Gas Holdings, Inc.	116,409	8,823,802
Spark Energy, Inc., Class A	24,901	179,785
Security	Number of Shares	Value ($)
Spire, Inc.	106,555	7,774,253
Sunnova Energy International, Inc. *	67,677	852,730
TerraForm Power, Inc., Class A	170,240	2,948,557
The York Water Co.	27,747	1,118,759
Unitil Corp.	31,397	1,579,583
		138,966,089
Total Common Stock
(Cost $3,273,638,816)		3,527,228,426

Rights 0.0% of net assets

Media & Entertainment 0.0%
Media General, Inc. CVR *(b)	174,886	14,883

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Omthera Pharmaceuticals, Inc. CVR *(b)	8,400	—
Oncternal Therapeutics, Inc. CVR *(a)(b)	1,506	3,087
Tobira Therapeutics, Inc. CVR *(b)	14,029	167,575
		170,662
Total Rights
(Cost $3,929)		185,545

Other Investment Company 1.9% of net assets

Securities Lending Collateral 1.9%
Wells Fargo Government Money Market Fund, Select Class 0.19% (c)	66,340,239	66,340,239
Total Other Investment Company
(Cost $66,340,239)		66,340,239
Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.3% of net assets

Time Deposit 0.3%
Banco Santander
0.01%, 05/01/20 (d)	11,926,165	11,926,165
Total Short-Term Investment
(Cost $11,926,165)		11,926,165

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 06/19/20	241	15,745,735	501,366
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $62,537,018.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust

30
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 0.8%
Adient plc *	30,290	453,744
American Axle & Manufacturing Holdings, Inc. *	37,198	160,695
Aptiv plc	89,815	6,246,633
Autoliv, Inc.	27,770	1,666,755
BorgWarner, Inc.	73,050	2,087,038
Calamos Asset Management, Inc. Escrow *(a)	5,000	—
Cooper Tire & Rubber Co.	20,322	430,623
Cooper-Standard Holdings, Inc. *	6,229	80,043
Dana, Inc.	47,950	551,425
Delphi Technologies plc *	29,887	298,571
Dorman Products, Inc. *	10,202	643,542
Ford Motor Co.	1,370,531	6,976,003
Fox Factory Holding Corp. *	13,913	709,702
Garrett Motion, Inc. *	26,315	143,417
General Motors Co.	441,425	9,839,363
Gentex Corp.	88,134	2,136,368
Gentherm, Inc. *	11,532	431,758
Harley-Davidson, Inc.	55,085	1,202,506
LCI Industries	8,433	731,310
Lear Corp.	19,067	1,861,893
Modine Manufacturing Co. *	17,500	81,025
Motorcar Parts of America, Inc. *	5,552	79,005
NII Holdings, Inc. Escrow *(a)	28,127	61,036
Shiloh Industries, Inc. *	4,387	4,870
Standard Motor Products, Inc.	8,101	329,630
Stoneridge, Inc. *	10,196	204,226
Strattec Security Corp.	1,500	24,450
Tenneco, Inc., Class A *	22,341	115,950
Tesla, Inc. *	50,307	39,334,037
The Goodyear Tire & Rubber Co.	81,683	585,667
Thor Industries, Inc.	19,852	1,314,202
Veoneer, Inc. *	34,040	332,911
Visteon Corp. *	9,724	586,357
Winnebago Industries, Inc.	11,705	519,351
Workhorse Group, Inc. *(b)	5,690	16,672
XPEL, Inc. *	4,445	55,474
		80,296,252

Banks 4.3%
1st Constitution Bancorp	2,000	25,400
1st Source Corp.	5,295	183,895
ACNB Corp.	4,610	128,896
Allegiance Bancshares, Inc.	7,867	197,304
Amalgamated Bank, Class A	6,975	74,633
Amerant Bancorp, Inc. *	8,788	118,814
American National Bankshares, Inc.	4,310	115,292
American River Bankshares	3,244	30,526
Ameris Bancorp	22,504	572,277
AmeriServ Financial, Inc.	10,799	34,449
Ames National Corp.	2,389	50,647
Arrow Financial Corp.	4,986	142,101
Associated Banc-Corp.	54,272	767,406
Atlantic Capital Bancshares, Inc. *	7,985	100,212
Security	Number of Shares	Value ($)
Atlantic Union Bankshares Corp.	29,178	696,479
Auburn National Bancorp, Inc. (b)	1,391	60,063
Axos Financial, Inc. *	19,991	460,793
Banc of California, Inc.	17,916	186,685
BancFirst Corp.	6,788	261,406
BancorpSouth Bank	37,341	817,394
Bank First Corp.	2,265	116,013
Bank of America Corp.	2,853,321	68,622,370
Bank of Commerce Holdings	5,000	38,450
Bank of Hawaii Corp.	14,212	968,974
Bank of Marin Bancorp	3,742	123,336
Bank OZK	40,810	923,122
BankFinancial Corp.	4,321	35,735
BankUnited, Inc.	31,580	625,600
Bankwell Financial Group, Inc.	2,000	30,500
Banner Corp.	12,659	486,485
Bar Harbor Bankshares	5,502	101,127
Baycom Corp. *	4,870	60,047
BCB Bancorp, Inc.	4,200	42,504
Berkshire Hills Bancorp, Inc.	16,351	278,621
BOK Financial Corp.	11,253	582,793
Boston Private Financial Holdings, Inc.	28,203	214,343
Bridge Bancorp, Inc.	5,500	113,795
Bridgewater Bancshares, Inc. *	4,163	42,171
Brookline Bancorp, Inc.	26,142	266,910
Bryn Mawr Bank Corp.	6,152	179,115
Business First Bancshares, Inc.	4,553	63,651
Byline Bancorp, Inc.	9,933	122,375
C&F Financial Corp.	1,200	42,672
Cadence BanCorp	41,959	277,769
Cambridge Bancorp	1,228	68,498
Camden National Corp.	4,903	160,573
Capital Bancorp, Inc. *	5,118	55,581
Capital City Bank Group, Inc.	5,225	115,159
Capitol Federal Financial, Inc.	48,563	582,270
Capstar Financial Holdings, Inc.	2,802	31,971
Carolina Financial Corp.	8,039	271,959
Carter Bank & Trust	8,134	77,110
Cathay General Bancorp	24,528	684,822
CB Financial Services, Inc.	1,482	30,974
CBTX, Inc.	6,037	109,028
CenterState Bank Corp.	44,811	779,263
Central Pacific Financial Corp.	8,622	150,799
Central Valley Community Bancorp	3,755	54,936
Century Bancorp, Inc., Class A	1,223	91,346
Chemung Financial Corp.	968	23,716
CIT Group, Inc.	35,794	679,370
Citigroup, Inc.	769,569	37,370,271
Citizens & Northern Corp.	4,229	75,615
Citizens Community Bancorp, Inc.	3,744	28,829
Citizens Financial Group, Inc.	155,304	3,477,257
City Holding Co.	5,897	398,578
Civista Bancshares, Inc.	3,796	58,193
CNB Financial Corp.	5,361	95,104
Coastal Financial Corp. *	4,438	58,271
Codorus Valley Bancorp, Inc.	2,828	39,733
Colony Bankcorp, Inc.	2,706	34,096
Columbia Banking System, Inc.	26,491	714,992
Columbia Financial, Inc. *	19,578	277,127
Comerica, Inc.	49,823	1,736,830

31
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Commerce Bancshares, Inc.	37,377	2,287,099
Community Bank System, Inc.	18,906	1,181,436
Community Bankers Trust Corp.	7,000	39,130
Community Trust Bancorp, Inc.	5,256	178,178
ConnectOne Bancorp, Inc.	11,372	169,898
County Bancorp, Inc.	2,567	50,057
Cullen/Frost Bankers, Inc.	19,072	1,370,514
Customers Bancorp, Inc. *	10,510	134,108
CVB Financial Corp.	50,828	1,056,460
Dime Community Bancshares, Inc.	9,580	157,399
Eagle Bancorp Montana, Inc.	2,558	44,509
Eagle Bancorp, Inc.	12,070	423,416
East West Bancorp, Inc.	53,781	1,886,100
Enterprise Bancorp, Inc.	2,816	68,006
Enterprise Financial Services Corp.	9,438	290,124
Equity Bancshares, Inc., Class A *	5,288	99,097
Esquire Financial Holdings, Inc. *	1,750	28,735
ESSA Bancorp, Inc.	2,841	34,092
Essent Group Ltd.	33,599	917,925
Evans Bancorp, Inc.	1,382	38,378
F.N.B. Corp.	112,543	910,473
Farmers & Merchants Bancorp, Inc.	4,577	109,848
Farmers National Banc Corp.	7,093	87,882
Fauquier Bankshares, Inc.	2,085	30,629
FB Financial Corp.	5,492	122,691
Federal Agricultural Mortgage Corp., Class A	643	40,049
Federal Agricultural Mortgage Corp., Class C	2,925	194,893
Fidelity D&D Bancorp, Inc.	800	30,864
Fifth Third Bancorp	249,797	4,668,706
Financial Institutions, Inc.	4,637	89,726
First BanCorp	75,196	438,393
First BanCorp (North Carolina)	10,445	277,733
First BanCorp, Inc.	3,885	85,081
First Bank/Hamilton NJ	6,451	51,092
First Busey Corp.	16,944	312,108
First Business Financial Services, Inc.	2,369	40,699
First Capital, Inc.	1,074	53,539
First Choice Bancorp	2,370	36,071
First Citizens BancShares, Inc., Class A	2,943	1,124,226
First Commonwealth Financial Corp.	32,758	311,856
First Community Bankshares, Inc.	4,583	108,021
First Community Corp.	2,104	32,612
First Defiance Financial Corp.	13,975	242,885
First Financial Bancorp	32,014	492,375
First Financial Bankshares, Inc.	49,779	1,386,345
First Financial Corp.	3,997	141,973
First Financial Northwest, Inc.	2,467	24,226
First Foundation, Inc.	11,843	162,960
First Guaranty Bancshares, Inc.	2,349	31,735
First Hawaiian, Inc.	44,256	778,463
First Horizon National Corp.	107,270	974,012
First Internet Bancorp	4,592	72,094
First Interstate BancSystem, Inc., Class A	14,267	482,225
First Merchants Corp.	21,803	617,243
First Mid Bancshares, Inc.	6,521	174,111
First Midwest Bancorp, Inc.	39,319	581,135
First Northwest Bancorp	3,416	39,796
First Republic Bank	59,518	6,207,132
First Savings Financial Group, Inc.	860	37,358
First United Corp.	2,475	37,991
Flagstar Bancorp, Inc.	11,375	294,726
Flushing Financial Corp.	14,825	185,164
FNCB Bancorp, Inc.	4,152	25,742
Franklin Financial Network, Inc.	3,791	89,923
Franklin Financial Services Corp.	1,600	46,240
FS Bancorp, Inc.	938	39,349
Security	Number of Shares	Value ($)
Fulton Financial Corp.	61,141	714,738
FVCBankcorp, Inc. *	5,555	63,938
German American Bancorp, Inc.	9,856	293,019
Glacier Bancorp, Inc.	29,832	1,136,003
Great Southern Bancorp, Inc.	3,639	154,912
Great Western Bancorp, Inc.	18,522	348,214
Greene County Bancorp, Inc.	1,473	30,918
Guaranty Bancshares, Inc.	2,780	74,977
Guaranty Federal Bancshares, Inc.	1,961	30,415
Hancock Whitney Corp.	28,840	603,044
Hanmi Financial Corp.	10,693	129,065
HarborOne Bancorp, Inc. *	19,941	159,927
Hawthorn Bancshares, Inc.	1,665	30,303
HBT Financial, Inc.	4,303	50,130
Heartland Financial USA, Inc.	11,104	377,203
Heritage Commerce Corp.	22,589	200,590
Heritage Financial Corp.	14,397	288,660
Hilltop Holdings, Inc.	25,847	498,847
Hingham Institution for Savings	534	81,713
Home Bancorp, Inc.	1,946	49,428
Home BancShares, Inc.	51,875	795,244
HomeStreet, Inc.	9,269	236,823
HomeTrust Bancshares, Inc.	6,004	92,281
Hope Bancorp, Inc.	47,307	470,705
Horizon Bancorp, Inc.	12,027	136,867
Howard Bancorp, Inc. *	4,800	53,616
Huntington Bancshares, Inc.	363,950	3,362,898
IBERIABANK Corp.	17,944	743,958
Independent Bank Corp.	13,057	951,725
Independent Bank Corp., Michigan	7,335	107,751
Independent Bank Group, Inc.	12,943	392,302
International Bancshares Corp.	19,695	570,958
Investar Holding Corp.	2,523	31,664
Investors Bancorp, Inc.	70,194	653,506
JPMorgan Chase & Co.	1,105,619	105,874,075
Kearny Financial Corp.	30,708	285,584
KeyCorp	343,467	4,001,391
Lakeland Bancorp, Inc.	15,000	167,850
Lakeland Financial Corp.	10,005	423,512
LCNB Corp.	4,536	65,046
Level One Bancorp, Inc.	3,011	54,529
Live Oak Bancshares, Inc.	7,662	106,885
Luther Burbank Corp.	6,821	73,394
M&T Bank Corp.	46,416	5,202,305
Macatawa Bank Corp.	7,248	55,665
Mackinac Financial Corp.	2,963	30,578
MainStreet Bancshares, Inc. *	3,000	45,060
Malvern Bancorp, Inc. *	1,956	25,721
Mercantile Bank Corp.	5,614	132,490
Merchants Bancorp	5,609	86,379
Meridian Bancorp, Inc.	18,271	215,232
Meridian Corp. *	2,531	37,459
Meta Financial Group, Inc.	11,373	209,491
Metropolitan Bank Holding Corp. *	2,381	59,739
MGIC Investment Corp.	117,944	862,171
Mid Penn Bancorp, Inc.	1,996	39,122
Middlefield Banc Corp.	1,808	31,188
Midland States Bancorp, Inc.	7,038	114,156
MidWestOne Financial Group, Inc.	3,261	68,057
MMA Capital Holdings, Inc. *	1,499	38,239
Mr Cooper Group, Inc. *	25,993	249,013
MSB Financial Corp.	2,482	32,241
MVB Financial Corp.	3,423	46,998
National Bank Holdings Corp., Class A	9,231	245,360
National Bankshares, Inc.	2,688	80,586
NBT Bancorp, Inc.	16,748	554,861
New York Community Bancorp, Inc.	168,886	1,834,102
Nicolet Bankshares, Inc. *	2,665	146,628

32
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
NMI Holdings, Inc., Class A *	23,837	322,276
Northeast Bank *	1,965	32,914
Northfield Bancorp, Inc.	16,254	183,183
Northrim BanCorp, Inc.	2,596	60,876
Northwest Bancshares, Inc.	38,222	405,535
Norwood Financial Corp.	1,600	37,800
Oak Valley Bancorp	2,528	33,016
OceanFirst Financial Corp.	24,190	407,601
Ocwen Financial Corp. *	33,720	14,220
OFG Bancorp	16,312	205,205
Ohio Valley Banc Corp.	1,139	28,703
Old National Bancorp	59,649	845,226
Old Second Bancorp, Inc.	10,602	87,254
Opus Bank	7,454	143,266
Origin Bancorp, Inc.	7,855	175,088
Orrstown Financial Services, Inc.	2,174	33,480
Pacific Mercantile Bancorp *	4,589	18,402
Pacific Premier Bancorp, Inc.	21,337	455,545
PacWest Bancorp	44,033	891,228
Park National Corp.	4,958	396,541
Parke Bancorp, Inc.	2,462	34,690
PB Bancorp, Inc.	4,076	62,159
PCB Bancorp	6,102	57,237
PCSB Financial Corp.	6,385	87,155
Peapack-Gladstone Financial Corp.	5,216	98,426
Penns Woods Bancorp, Inc.	2,250	51,525
PennyMac Financial Services, Inc.	14,649	441,960
People's United Financial, Inc.	156,775	1,989,475
People's Utah Bancorp	5,381	115,584
Peoples Bancorp of North Carolina, Inc.	1,427	24,830
Peoples Bancorp, Inc.	6,847	166,451
Peoples Financial Services Corp.	2,448	90,600
Pinnacle Financial Partners, Inc.	25,044	1,008,021
Pioneer Bancorp, Inc. *	5,272	55,778
Plumas Bancorp	1,860	33,480
Ponce de Leon Federal Bank *	3,464	31,903
Popular, Inc.	34,049	1,313,951
Preferred Bank	5,001	190,788
Premier Financial Bancorp, Inc.	2,848	37,024
Prosperity Bancshares, Inc.	33,849	2,028,571
Provident Bancorp, Inc.	1,515	14,453
Provident Financial Holdings, Inc.	2,246	29,310
Provident Financial Services, Inc.	21,746	312,055
Prudential Bancorp, Inc.	2,109	25,941
QCR Holdings, Inc.	6,599	203,117
Radian Group, Inc.	69,916	1,047,342
RBB Bancorp	4,010	51,809
Regions Financial Corp.	344,251	3,700,698
Reliant Bancorp, Inc.	2,700	39,312
Renasant Corp.	21,291	558,463
Republic Bancorp, Inc., Class A	2,950	98,323
Republic First Bancorp, Inc. *	17,184	45,194
Richmond Mutual BanCorp., Inc. *	7,448	79,545
Riverview Bancorp, Inc.	5,400	29,862
S&T Bancorp, Inc.	13,976	373,299
Salisbury Bancorp, Inc.	1,041	35,134
Sandy Spring Bancorp, Inc.	12,994	331,347
SB Financial Group, Inc.	2,430	35,478
SB One Bancorp	1,887	34,777
Seacoast Banking Corp. of Florida *	17,503	393,292
Select Bancorp, Inc. *	5,100	41,820
ServisFirst Bancshares, Inc.	16,569	588,531
Severn Bancorp, Inc.	5,134	29,264
Shore Bancshares, Inc.	4,629	51,382
Sierra Bancorp	4,155	84,346
Signature Bank	19,295	2,068,038
Simmons First National Corp., Class A	38,643	722,624
SmartFinancial, Inc.	4,105	59,358
Security	Number of Shares	Value ($)
Sound Financial Bancorp, Inc.	1,293	33,618
South State Corp.	11,139	644,280
Southern First Bancshares, Inc. *	1,875	54,675
Southern Missouri Bancorp, Inc.	3,020	71,665
Southern National Bancorp of Virginia, Inc.	6,730	67,771
Southside Bancshares, Inc.	10,547	320,734
Spirit of Texas Bancshares, Inc. *	3,720	42,743
Standard AVB Financial Corp.	1,872	47,362
Sterling Bancorp	67,222	828,847
Sterling Bancorp, Inc.	7,691	27,765
Stock Yards Bancorp, Inc.	7,278	240,465
Summit Financial Group, Inc.	3,433	60,627
SVB Financial Group *	17,851	3,448,278
Synovus Financial Corp.	51,358	1,079,032
TCF Financial Corp.	55,047	1,634,345
Territorial Bancorp, Inc.	2,571	64,609
Texas Capital Bancshares, Inc. *	17,582	488,428
TFS Financial Corp.	19,782	270,024
The Bancorp, Inc. *	15,734	109,666
The Bank of Princeton	1,521	31,941
The Community Financial Corp.	1,476	34,243
The First Bancshares, Inc.	8,998	179,240
The First of Long Island Corp.	9,143	144,368
The PNC Financial Services Group, Inc.	154,000	16,427,180
Timberland Bancorp, Inc.	2,502	48,414
Tompkins Financial Corp.	4,024	271,660
Towne Bank	22,138	447,188
TriCo Bancshares	9,785	294,724
TriState Capital Holdings, Inc. *	7,935	112,836
Triumph Bancorp, Inc. *	8,044	222,899
Truist Financial Corp.	471,952	17,613,249
TrustCo Bank Corp.	45,162	284,521
Trustmark Corp.	25,265	672,302
U.S. Bancorp	503,584	18,380,816
UMB Financial Corp.	15,587	792,443
Umpqua Holdings Corp.	75,835	949,833
Union Bankshares, Inc.	1,200	28,836
United Bankshares, Inc.	35,251	1,056,120
United Community Banks, Inc.	27,233	575,842
United Security Bancshares	4,123	27,459
Unity Bancorp, Inc.	2,299	33,014
Univest Financial Corp.	11,205	198,328
Valley National Bancorp	137,428	1,148,898
Veritex Holdings, Inc.	15,506	272,285
Walker & Dunlop, Inc.	11,141	428,149
Washington Federal, Inc.	26,742	715,081
Washington Trust Bancorp, Inc.	4,849	169,763
Waterstone Financial, Inc.	9,659	140,249
Webster Financial Corp.	34,263	967,930
Wells Fargo & Co.	1,357,714	39,441,592
WesBanco, Inc.	25,574	631,166
West Bancorp, Inc.	4,641	86,323
Westamerica Bancorp	10,913	687,519
Western Alliance Bancorp	34,544	1,239,439
Western New England Bancorp, Inc.	10,349	62,197
Wintrust Financial Corp.	18,783	787,008
WSFS Financial Corp.	17,604	513,685
Zions Bancorp NA	58,333	1,843,906
		437,182,587

Capital Goods 5.9%
3M Co.	202,853	30,817,428
A.O. Smith Corp.	48,113	2,039,029
AAON, Inc.	14,695	700,070
AAR Corp.	12,256	239,972
Acuity Brands, Inc.	13,528	1,171,389

33
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Advanced Drainage Systems, Inc.	18,364	744,477
AECOM *	56,738	2,057,320
Aegion Corp. *	12,259	196,757
Aerojet Rocketdyne Holdings, Inc. *	26,090	1,073,343
Aerovironment, Inc. *	7,884	475,090
AGCO Corp.	22,466	1,187,103
Air Lease Corp.	36,625	957,744
Alamo Group, Inc.	3,373	332,038
Albany International Corp., Class A	10,638	544,027
Allegion plc	33,632	3,381,361
Allied Motion Technologies, Inc.	1,959	56,458
Allison Transmission Holdings, Inc.	41,393	1,504,222
Altra Industrial Motion Corp.	21,554	601,572
Ameresco, Inc., Class A *	5,440	98,246
American Superconductor Corp. *	5,600	32,200
American Woodmark Corp. *	6,378	327,893
AMETEK, Inc.	80,716	6,769,651
Apogee Enterprises, Inc.	9,481	193,792
Applied Industrial Technologies, Inc.	13,758	720,782
Arcosa, Inc.	17,207	641,305
Argan, Inc.	4,405	165,364
Armstrong Flooring, Inc. *	7,547	15,849
Armstrong World Industries, Inc.	17,491	1,348,206
Astec Industries, Inc.	10,413	417,665
Astronics Corp. *	7,122	63,956
Atkore International Group, Inc. *	15,845	385,667
Axon Enterprise, Inc. *	20,683	1,503,861
AZZ, Inc.	9,021	283,169
Babcock & Wilcox Enterprises, Inc. *	12,254	11,369
Barnes Group, Inc.	16,937	650,042
Beacon Roofing Supply, Inc. *	23,005	506,110
Bloom Energy Corp., Class A *(b)	6,100	46,787
Blue Bird Corp. *	6,024	73,914
BlueLinx Holdings, Inc. *	2,241	12,258
BMC Stock Holdings, Inc. *	24,109	512,316
Briggs & Stratton Corp.	12,415	28,182
Builders FirstSource, Inc. *	41,981	770,351
BWX Technologies, Inc.	33,866	1,796,930
CAI International, Inc. *	4,600	75,854
Carlisle Cos., Inc.	19,788	2,393,556
Carrier Global Corp. *	285,201	5,050,910
Caterpillar, Inc.	194,995	22,693,518
Chart Industries, Inc. *	11,869	423,961
CIRCOR International, Inc. *	7,526	112,363
Colfax Corp. *	28,587	737,259
Columbus McKinnon Corp.	8,311	225,062
Comfort Systems USA, Inc.	12,917	430,136
Commercial Vehicle Group, Inc. *	7,300	17,666
Construction Partners, Inc., Class A *	12,670	232,241
Cornerstone Building Brands, Inc. *	14,252	75,963
CPI Aerostructures, Inc. *	6,418	21,115
Crane Co.	17,455	950,425
CSW Industrials, Inc.	4,946	327,623
Cubic Corp.	10,678	408,006
Cummins, Inc.	53,892	8,811,342
Curtiss-Wright Corp.	15,367	1,592,790
Deere & Co.	110,869	16,082,657
Donaldson Co., Inc.	44,111	1,933,385
Douglas Dynamics, Inc.	7,724	285,479
Dover Corp.	50,569	4,735,787
Ducommun, Inc. *	3,200	90,368
DXP Enterprises, Inc. *	4,731	70,587
Dycom Industries, Inc. *	11,476	374,118
Eaton Corp. plc	146,237	12,210,789
EMCOR Group, Inc.	19,925	1,265,835
Emerson Electric Co.	215,821	12,308,272
Encore Wire Corp.	7,393	338,452
Energous Corp. *	5,300	11,819
Security	Number of Shares	Value ($)
Energy Recovery, Inc. *	9,780	79,609
Enerpac Tool Group Corp.	19,179	327,194
EnerSys	16,190	945,334
EnPro Industries, Inc.	7,727	350,419
ESCO Technologies, Inc.	9,626	734,464
EVI Industries, Inc. *(b)	1,400	25,578
Evoqua Water Technologies Corp. *	25,169	403,962
Fastenal Co.	201,154	7,285,798
Federal Signal Corp.	21,858	588,636
Flowserve Corp.	47,704	1,343,822
Fluor Corp.	46,688	546,250
Fortive Corp.	104,038	6,658,432
Fortune Brands Home & Security, Inc.	48,739	2,349,220
Foundation Building Materials, Inc. *	5,200	60,840
Franklin Electric Co., Inc.	14,084	715,467
FreightCar America, Inc. *	3,100	4,650
FuelCell Energy, Inc. *(b)	79,457	160,503
Gates Industrial Corp. plc *	17,841	153,254
GATX Corp.	12,164	721,325
Gencor Industries, Inc. *	3,540	42,905
Generac Holdings, Inc. *	21,680	2,112,499
General Dynamics Corp.	82,498	10,775,889
General Electric Co.	3,075,031	20,910,211
General Finance Corp. *	9,231	53,817
Gibraltar Industries, Inc. *	10,558	488,835
GMS, Inc. *	14,254	261,989
Graco, Inc.	58,698	2,621,453
GrafTech International Ltd.	17,928	145,575
Graham Corp.	2,809	36,798
Granite Construction, Inc.	17,068	280,598
Great Lakes Dredge & Dock Corp. *	19,016	168,101
Griffon Corp.	14,664	240,636
H&E Equipment Services, Inc.	9,632	156,616
HD Supply Holdings, Inc. *	56,799	1,685,794
HEICO Corp.	14,368	1,258,637
HEICO Corp., Class A	25,589	1,850,852
Helios Technologies, Inc.	10,858	386,219
Herc Holdings, Inc. *	8,885	250,824
Hexcel Corp.	29,991	1,037,389
Hillenbrand, Inc.	25,607	536,467
Honeywell International, Inc.	252,009	35,760,077
Houston Wire & Cable Co. *	8,228	19,007
Howmet Aerospace, Inc.	135,318	1,768,606
Hubbell, Inc.	19,279	2,398,886
Huntington Ingalls Industries, Inc.	14,465	2,768,746
Hurco Cos., Inc.	2,000	65,380
Hyster-Yale Materials Handling, Inc.	3,600	140,544
IDEX Corp.	26,847	4,124,505
IES Holdings, Inc. *	4,126	81,488
Illinois Tool Works, Inc.	103,309	16,787,712
Ingersoll Rand, Inc. *	122,449	3,560,817
Insteel Industries, Inc.	5,095	89,519
ITT, Inc.	31,567	1,664,212
Jacobs Engineering Group, Inc.	47,906	3,964,221
JELD-WEN Holding, Inc. *	24,661	313,195
John Bean Technologies Corp.	10,923	838,231
Johnson Controls International plc	271,506	7,903,540
Kadant, Inc.	3,843	323,158
Kaman Corp.	10,367	401,825
Kennametal, Inc.	31,423	804,743
Kratos Defense & Security Solutions, Inc. *	30,097	452,057
L.B. Foster Co., Class A *	3,200	46,048
L3Harris Technologies, Inc.	78,111	15,130,101
Lawson Products, Inc. *	3,088	103,788
Lennox International, Inc.	12,494	2,332,380
Lincoln Electric Holdings, Inc.	21,197	1,706,570
Lindsay Corp.	4,281	385,290

34
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
LiqTech International, Inc. *(b)	5,399	22,838
Lockheed Martin Corp.	87,303	33,966,105
LSI Industries, Inc.	14,777	91,617
Lydall, Inc. *	5,500	61,600
Manitex International, Inc. *	4,549	18,196
Masco Corp.	100,406	4,120,662
Masonite International Corp. *	8,180	483,274
MasTec, Inc. *	21,332	765,819
Maxar Technologies, Inc. *	21,013	264,974
Mercury Systems, Inc. *	19,567	1,744,594
Meritor, Inc. *	27,700	567,850
Miller Industries, Inc.	3,410	103,596
Moog, Inc., Class A	11,470	567,536
MRC Global, Inc. *	31,160	167,018
MSC Industrial Direct Co., Inc., Class A	16,476	982,629
Mueller Industries, Inc.	19,369	501,657
Mueller Water Products, Inc., Class A	58,841	558,401
MYR Group, Inc. *	4,624	138,720
National Presto Industries, Inc.	1,664	135,300
Navistar International Corp. *	22,953	545,593
NN, Inc.	15,065	51,974
Nordson Corp.	18,154	2,921,160
Northrop Grumman Corp.	55,158	18,239,096
Northwest Pipe Co. *	2,896	70,431
NOW, Inc. *	45,134	278,477
NV5 Global, Inc. *	3,797	177,510
nVent Electric plc	54,394	1,014,448
Omega Flex, Inc.	832	74,963
Orion Group Holdings, Inc. *	8,139	20,510
Oshkosh Corp.	23,664	1,598,030
Otis Worldwide Corp. *	142,600	7,259,766
Owens Corning	38,229	1,657,609
PACCAR, Inc.	121,762	8,429,583
Park Aerospace Corp.	6,594	87,766
Park-Ohio Holdings Corp.	3,600	65,988
Parker-Hannifin Corp.	45,052	7,123,622
Parsons Corp. *	6,853	256,302
Patrick Industries, Inc.	8,643	356,264
Pentair plc	58,848	2,035,552
PGT Innovations, Inc. *	19,928	206,056
Plug Power, Inc. *	101,507	424,807
Powell Industries, Inc.	2,862	72,609
Preformed Line Products Co.	1,000	49,680
Primoris Services Corp.	17,353	270,880
Proto Labs, Inc. *	10,098	1,025,856
Quanex Building Products Corp.	10,061	125,461
Quanta Services, Inc.	49,897	1,814,255
Raven Industries, Inc.	11,752	261,717
Raytheon Technologies Corp.	517,955	33,568,664
RBC Bearings, Inc. *	8,636	1,094,008
Regal Beloit Corp.	15,182	1,078,074
Resideo Technologies, Inc. *	41,983	215,373
REV Group, Inc.	7,500	39,900
Rexnord Corp.	44,197	1,205,252
Rockwell Automation, Inc.	40,672	7,706,531
Roper Technologies, Inc.	36,570	12,471,467
Rush Enterprises, Inc., Class A	11,326	424,725
Rush Enterprises, Inc., Class B	750	26,482
Sensata Technologies Holding plc *	55,015	2,001,446
Simpson Manufacturing Co., Inc.	14,564	1,050,064
SiteOne Landscape Supply, Inc. *	14,916	1,322,005
Snap-on, Inc.	19,321	2,517,333
Spartan Motors, Inc.	9,445	133,080
Spirit AeroSystems Holdings, Inc., Class A	36,069	799,289
SPX Corp. *	14,844	566,002
SPX FLOW, Inc. *	15,093	491,579
Standex International Corp.	4,408	219,695
Security	Number of Shares	Value ($)
Stanley Black & Decker, Inc.	54,536	6,009,867
Sterling Construction Co., Inc. *	7,334	72,460
Sunrun, Inc. *	26,305	369,059
Systemax, Inc.	3,800	75,468
Tecogen, Inc. *	11,344	11,571
Teledyne Technologies, Inc. *	12,782	4,162,714
Tennant Co.	7,027	415,788
Terex Corp.	21,913	332,858
Textron, Inc.	80,856	2,131,364
The Boeing Co.	188,769	26,620,204
The Eastern Co.	1,864	33,552
The ExOne Co. *(b)	4,754	36,939
The Gorman-Rupp Co.	5,933	175,023
The Greenbrier Cos., Inc.	11,186	189,938
The Manitowoc Co., Inc. *	12,331	113,692
The Middleby Corp. *	19,887	1,106,314
The Timken Co.	24,132	906,881
The Toro Co.	36,981	2,359,758
Thermon Group Holdings, Inc. *	13,548	207,013
Titan International, Inc.	13,787	19,440
Titan Machinery, Inc. *	5,599	52,631
TPI Composites, Inc. *	13,097	229,590
Trane Technologies plc	84,132	7,354,819
Transcat, Inc. *	2,013	56,545
TransDigm Group, Inc.	17,572	6,380,042
Trex Co., Inc. *	20,593	1,960,865
TriMas Corp. *	15,539	370,450
Trinity Industries, Inc.	35,969	693,842
Triton International Ltd.	17,182	532,298
Triumph Group, Inc.	16,938	119,244
Tutor Perini Corp. *	11,769	82,383
Twin Disc, Inc. *	3,405	20,464
Ultralife Corp. *	4,422	31,175
United Rentals, Inc. *	26,673	3,427,480
Univar Solutions, Inc. *	47,972	696,553
Universal Forest Products, Inc.	22,690	933,013
Valmont Industries, Inc.	7,730	906,265
Vectrus, Inc. *	3,418	177,770
Veritiv Corp. *	3,278	30,715
Vicor Corp. *	6,069	322,689
Virgin Galactic Holdings, Inc. *(b)	29,212	514,715
Vivint Solar, Inc. *	17,131	108,611
W.W. Grainger, Inc.	15,281	4,211,138
Wabash National Corp.	19,725	161,745
WABCO Holdings, Inc. *	18,038	2,423,946
Watsco, Inc.	11,541	1,857,986
Watts Water Technologies, Inc., Class A	10,137	835,289
Welbilt, Inc. *	46,762	230,537
WESCO International, Inc. *	13,771	356,256
Westinghouse Air Brake Technologies Corp.	64,478	3,637,849
Willis Lease Finance Corp. *	1,177	23,552
WillScot Corp. *	22,024	256,580
Woodward, Inc.	20,023	1,212,593
Xylem, Inc.	62,922	4,524,092
		591,227,055

Commercial & Professional Services 1.1%
ABM Industries, Inc.	23,031	794,339
Acacia Research Corp. *	15,357	38,853
ACCO Brands Corp.	34,735	257,039
ADT, Inc.	42,276	242,242
Advanced Disposal Services, Inc. *	25,839	833,308
Aqua Metals, Inc. *	12,685	6,851
ASGN, Inc. *	18,496	859,139
Barrett Business Services, Inc.	3,084	150,869
BG Staffing, Inc.	6,359	77,262

35
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Brady Corp., Class A	17,257	751,370
BrightView Holdings, Inc. *	11,485	147,238
Casella Waste Systems, Inc., Class A *	15,213	705,579
CBIZ, Inc. *	21,447	509,366
CECO Environmental Corp. *	9,324	50,536
Cimpress plc *	8,536	621,335
Cintas Corp.	29,948	6,643,365
Clean Harbors, Inc. *	18,469	986,799
Copart, Inc. *	73,473	5,885,922
CoreLogic, Inc.	27,679	1,063,427
CoStar Group, Inc. *	12,850	8,330,141
Covanta Holding Corp.	44,230	344,109
CRA International, Inc.	2,542	107,095
Deluxe Corp.	14,100	397,197
Ennis, Inc.	11,953	222,445
Equifax, Inc.	42,431	5,893,666
Exponent, Inc.	17,886	1,257,922
Forrester Research, Inc. *	3,376	105,669
Franklin Covey Co. *	2,861	59,366
FTI Consulting, Inc. *	13,348	1,700,001
GP Strategies Corp. *	5,086	40,485
Harsco Corp. *	28,455	283,981
Healthcare Services Group, Inc.	26,959	687,185
Heidrick & Struggles International, Inc.	5,759	129,232
Heritage-Crystal Clean, Inc. *	3,533	64,831
Herman Miller, Inc.	20,697	466,510
Hill International, Inc. *	13,292	29,907
HNI Corp.	16,018	389,878
Hudson Technologies, Inc. *	14,328	12,580
Huron Consulting Group, Inc. *	8,402	470,848
IAA, Inc. *	46,894	1,810,108
ICF International, Inc.	6,209	456,610
IHS Markit Ltd.	140,940	9,485,262
InnerWorkings, Inc. *	9,011	15,950
Insperity, Inc.	13,333	636,117
Interface, Inc.	19,952	184,357
KAR Auction Services, Inc.	44,400	665,112
Kelly Services, Inc., Class A	13,781	212,917
Kforce, Inc.	6,775	202,911
Kimball International, Inc., Class B	11,882	145,792
Knoll, Inc.	15,973	186,245
Korn Ferry	18,537	534,422
ManpowerGroup, Inc.	20,515	1,523,034
Matthews International Corp., Class A	10,170	243,470
McGrath RentCorp	8,505	463,948
Mistras Group, Inc. *	11,187	53,138
Mobile Mini, Inc.	15,499	442,806
MSA Safety, Inc.	12,644	1,422,829
Nielsen Holdings plc	126,949	1,869,959
PICO Holdings, Inc. *	7,559	64,705
Pitney Bowes, Inc.	56,836	200,631
Quad Graphics, Inc.	9,800	36,456
Red Violet, Inc. *	4,185	79,641
Republic Services, Inc.	73,744	5,777,105
Resources Connection, Inc.	11,300	122,944
Robert Half International, Inc.	40,629	1,920,533
Rollins, Inc.	50,734	2,029,360
RR Donnelley & Sons Co.	19,875	33,986
SP Plus Corp. *	8,482	178,885
Steelcase, Inc., Class A	33,780	369,891
Stericycle, Inc. *	33,221	1,621,185
Team, Inc. *	12,824	79,124
Tetra Tech, Inc.	19,290	1,452,151
The Brink's Co.	17,192	878,855
TransUnion	66,441	5,234,886
TriNet Group, Inc. *	16,014	784,206
TrueBlue, Inc. *	14,540	225,806
U.S. Ecology, Inc.	8,442	276,729
Security	Number of Shares	Value ($)
UniFirst Corp.	5,416	910,700
Upwork, Inc. *	21,190	176,513
Verisk Analytics, Inc.	57,446	8,779,472
Viad Corp.	7,132	170,954
VSE Corp.	2,601	49,991
Waste Management, Inc.	137,281	13,730,846
Willdan Group, Inc. *	4,309	109,276
		107,467,705

Consumer Durables & Apparel 1.2%
Acushnet Holdings Corp.	11,316	310,058
American Outdoor Brands Corp. *	22,871	216,474
Bassett Furniture Industries, Inc.	5,330	36,457
Beazer Homes USA, Inc. *	12,172	85,691
Brunswick Corp.	28,630	1,366,224
Callaway Golf Co.	33,432	478,746
Capri Holdings Ltd. *	53,797	820,404
Carter's, Inc.	16,266	1,272,001
Cavco Industries, Inc. *	3,109	480,900
Century Communities, Inc. *	9,960	213,343
Clarus Corp.	6,000	64,080
Columbia Sportswear Co.	10,217	744,717
Crocs, Inc. *	23,515	570,239
Culp, Inc.	5,320	37,825
D.R. Horton, Inc.	117,888	5,566,671
Deckers Outdoor Corp. *	9,598	1,427,799
Delta Apparel, Inc. *	1,907	24,562
Escalade, Inc.	3,955	33,815
Ethan Allen Interiors, Inc.	7,327	82,868
Flexsteel Industries, Inc.	1,900	18,240
Fossil Group, Inc. *	12,996	51,464
G-III Apparel Group Ltd. *	15,332	173,712
Garmin Ltd.	51,409	4,172,354
GoPro, Inc., Class A *	61,882	217,825
Green Brick Partners, Inc. *	7,100	63,261
Hamilton Beach Brands Holding Co., Class A	1,750	23,083
Hanesbrands, Inc.	132,331	1,315,370
Hasbro, Inc.	44,986	3,248,439
Helen of Troy Ltd. *	8,762	1,439,421
Hooker Furniture Corp.	5,161	77,363
Hovnanian Enterprises, Inc., Class A *	2,020	25,492
Installed Building Products, Inc. *	8,227	405,673
iRobot Corp. *(b)	10,403	634,167
Johnson Outdoors, Inc., Class A	1,700	116,212
KB Home	29,731	780,141
Kontoor Brands, Inc. *	15,411	299,128
La-Z-Boy, Inc.	16,047	376,302
Lakeland Industries, Inc. *(b)	4,088	55,679
Leggett & Platt, Inc.	47,048	1,652,796
Lennar Corp., Class A	102,715	5,142,940
Levi Strauss & Co., Class A	15,208	196,031
LGI Homes, Inc. *	8,295	502,511
Libbey, Inc. *	7,232	8,317
Lifetime Brands, Inc.	5,000	28,500
lululemon Athletica, Inc. *	42,166	9,423,258
M.D.C. Holdings, Inc.	18,241	533,549
M/I Homes, Inc. *	9,900	252,054
Malibu Boats, Inc., Class A *	9,052	311,208
Marine Products Corp.	3,933	38,229
MasterCraft Boat Holdings, Inc. *	4,993	52,177
Mattel, Inc. *	125,698	1,096,087
Meritage Homes Corp. *	12,324	647,749
Mohawk Industries, Inc. *	20,577	1,805,014
Movado Group, Inc.	5,167	53,272
Newell Brands, Inc.	135,666	1,883,044
NIKE, Inc., Class B	439,626	38,326,595

36
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
NVR, Inc. *	1,222	3,788,200
Oxford Industries, Inc.	5,331	223,476
Peloton Interactive, Inc., Class A *	14,023	441,725
Polaris, Inc.	20,602	1,461,300
PulteGroup, Inc.	88,003	2,487,845
PVH Corp.	26,114	1,285,592
Ralph Lauren Corp.	17,193	1,268,500
Rocky Brands, Inc.	1,800	38,610
Skechers U.S.A., Inc., Class A *	46,669	1,315,132
Skyline Champion Corp. *	19,743	389,135
Sonos, Inc. *	22,107	225,934
Steven Madden Ltd.	27,804	697,046
Sturm, Ruger & Co., Inc.	5,258	279,726
Superior Group of Cos., Inc.	3,200	27,904
Tapestry, Inc.	98,783	1,469,891
Taylor Morrison Home Corp. *	44,548	648,173
Tempur Sealy International, Inc. *	15,525	834,469
The Lovesac Co. *	1,800	21,474
Toll Brothers, Inc.	42,279	1,015,542
TopBuild Corp. *	11,848	1,104,115
TRI Pointe Group, Inc. *	51,826	594,962
Tupperware Brands Corp.	14,971	48,207
Turtle Beach Corp. *	2,910	28,605
Under Armour, Inc., Class A *	66,741	695,441
Under Armour, Inc., Class C *	67,872	629,173
Unifi, Inc. *	4,248	43,967
Universal Electronics, Inc. *	5,443	224,687
Vera Bradley, Inc. *	5,909	32,559
VF Corp.	117,842	6,846,620
Vista Outdoor, Inc. *	17,574	177,849
Vuzix Corp. *(b)	7,800	12,090
Whirlpool Corp.	22,046	2,463,420
Wolverine World Wide, Inc.	27,313	559,643
YETI Holdings, Inc. *	17,352	479,089
ZAGG, Inc. *	8,000	26,400
		121,166,032

Consumer Services 1.9%
Adtalem Global Education, Inc. *	18,133	576,085
American Public Education, Inc. *	5,600	144,312
Aramark	87,288	2,383,835
Aspen Group, Inc. *	4,985	39,382
BBX Capital Corp.	20,416	43,282
Biglari Holdings, Inc., Class B *	678	47,453
BJ's Restaurants, Inc.	6,241	136,428
Bloomin' Brands, Inc.	28,402	342,244
Bluegreen Vacations Corp.	2,223	12,115
Boyd Gaming Corp.	31,712	529,273
Bright Horizons Family Solutions, Inc. *	20,437	2,379,889
Brinker International, Inc.	12,650	294,492
Caesars Entertainment Corp. *	192,611	1,860,622
Carnival Corp. (b)	163,737	2,603,418
Carriage Services, Inc.	6,911	103,803
Carrols Restaurant Group, Inc. *	10,038	36,639
Century Casinos, Inc. *	7,935	35,985
Chegg, Inc. *	42,157	1,802,212
Chipotle Mexican Grill, Inc. *	8,986	7,894,650
Choice Hotels International, Inc.	10,703	803,260
Churchill Downs, Inc.	12,147	1,217,372
Chuy's Holdings, Inc. *	5,160	86,482
Collectors Universe, Inc.	2,500	54,925
Cracker Barrel Old Country Store, Inc.	8,955	872,217
Darden Restaurants, Inc.	45,976	3,392,569
Dave & Buster's Entertainment, Inc.	11,742	171,903
Del Taco Restaurants, Inc. *	10,395	61,123
Denny's Corp. *	21,100	237,797
Dine Brands Global, Inc.	5,538	245,832
Security	Number of Shares	Value ($)
Domino's Pizza, Inc.	13,531	4,897,275
Drive Shack, Inc. *	17,215	22,724
Dunkin' Brands Group, Inc.	29,595	1,859,750
El Pollo Loco Holdings, Inc. *	6,221	76,083
Eldorado Resorts, Inc. *(b)	23,729	508,750
Everi Holdings, Inc. *	27,873	137,971
Extended Stay America, Inc.	68,115	740,410
Fiesta Restaurant Group, Inc. *	7,980	58,055
Franchise Group, Inc.	3,465	50,035
frontdoor, Inc. *	29,034	1,123,906
Golden Entertainment, Inc. *	6,136	57,924
Graham Holdings Co., Class B	1,675	653,267
Grand Canyon Education, Inc. *	16,295	1,401,696
H&R Block, Inc.	67,923	1,130,918
Hilton Grand Vacations, Inc. *	32,162	662,537
Hilton Worldwide Holdings, Inc.	99,308	7,518,609
Houghton Mifflin Harcourt Co. *	37,061	59,298
Hyatt Hotels Corp., Class A	13,340	750,508
Inspired Entertainment, Inc. *	6,626	17,029
J Alexander's Holdings, Inc. *	6,429	34,009
Jack in the Box, Inc.	8,383	505,495
K12, Inc. *	12,100	274,791
Las Vegas Sands Corp.	119,327	5,730,083
Laureate Education, Inc., Class A *	35,961	340,551
Lindblad Expeditions Holdings, Inc. *	7,500	50,100
Marriott International, Inc., Class A	95,685	8,701,594
Marriott Vacations Worldwide Corp.	13,189	1,094,687
McDonald's Corp.	265,497	49,796,617
MGM Resorts International	181,492	3,054,510
Monarch Casino & Resort, Inc. *	5,782	192,772
Nathan's Famous, Inc.	842	47,379
Noodles & Co. *	12,000	75,000
Norwegian Cruise Line Holdings Ltd. *	74,719	1,225,392
OneSpaWorld Holdings Ltd.	12,005	78,153
Papa John's International, Inc.	8,032	577,661
Penn National Gaming, Inc. *	38,412	684,502
Perdoceo Education Corp. *	25,565	332,345
Planet Fitness, Inc., Class A *	28,383	1,712,346
Playa Hotels & Resorts N.V. *	16,595	40,990
PlayAGS, Inc. *	10,460	45,919
Potbelly Corp. *	7,813	26,955
RCI Hospitality Holdings, Inc.	2,500	31,325
Red Lion Hotels Corp. *	7,000	11,270
Red Robin Gourmet Burgers, Inc. *	3,624	53,019
Red Rock Resorts, Inc., Class A	25,517	279,666
Regis Corp. *	10,203	126,721
Royal Caribbean Cruises Ltd.	60,186	2,814,899
Ruth's Hospitality Group, Inc.	8,878	99,922
Scientific Games Corp., Class A *	17,505	220,738
SeaWorld Entertainment, Inc. *	13,437	197,390
Select Interior Concepts, Inc., Class A *	7,504	24,013
Service Corp. International	63,526	2,333,945
ServiceMaster Global Holdings, Inc. *	48,949	1,666,713
Shake Shack, Inc., Class A *	10,298	561,344
Six Flags Entertainment Corp.	26,328	526,823
Starbucks Corp.	417,139	32,007,076
Strategic Education, Inc.	8,045	1,281,569
Target Hospitality Corp. *	12,493	25,236
Texas Roadhouse, Inc.	22,890	1,077,890
The Cheesecake Factory, Inc.	14,852	331,051
The Wendy's Co.	66,277	1,316,261
Twin River Worldwide Holdings, Inc.	8,823	139,227
Universal Technical Institute, Inc. *	13,059	83,969
Vail Resorts, Inc.	14,477	2,475,567
Wingstop, Inc.	10,813	1,268,041
WW International, Inc. *	16,524	421,527
Wyndham Destinations, Inc.	31,553	806,810
Wyndham Hotels & Resorts, Inc.	33,142	1,249,785

37
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Wynn Resorts Ltd.	33,663	2,879,196
Yum! Brands, Inc.	108,283	9,358,900
		188,428,088

Diversified Financials 4.8%
Affiliated Managers Group, Inc.	17,171	1,201,283
AG Mortgage Investment Trust, Inc. (b)	14,385	45,888
AGNC Investment Corp.	187,505	2,328,812
Ally Financial, Inc.	135,377	2,218,829
American Express Co.	236,622	21,591,757
Ameriprise Financial, Inc.	44,287	5,090,348
Annaly Capital Management, Inc.	505,350	3,158,437
Anworth Mortgage Asset Corp.	50,580	86,998
Apollo Commercial Real Estate Finance, Inc.	51,018	415,797
Apollo Global Management, Inc.	69,860	2,828,631
Arbor Realty Trust, Inc.	31,801	219,109
Ares Commercial Real Estate Corp.	10,752	83,328
Ares Management Corp., Class A	26,057	874,212
Arlington Asset Investment Corp., Class A	11,092	31,390
ARMOUR Residential REIT, Inc.	22,015	194,613
Artisan Partners Asset Management, Inc., Class A	18,701	550,557
Ashford, Inc. *	868	8,116
Assetmark Financial Holdings, Inc. *	4,688	112,465
Associated Capital Group, Inc., Class A	1,241	47,493
B. Riley Financial, Inc.	6,039	120,116
Berkshire Hathaway, Inc., Class B *	688,951	129,081,859
BGC Partners, Inc., Class A	93,111	288,179
BlackRock, Inc.	41,672	20,921,011
Blackstone Mortgage Trust, Inc., Class A	47,193	1,110,451
Blucora, Inc. *	15,753	221,645
BrightSphere Investment Group, Inc. *	24,528	181,752
Cannae Holdings, Inc. *	25,135	793,009
Capital One Financial Corp.	165,812	10,737,985
Capstead Mortgage Corp.	40,081	208,020
Cboe Global Markets, Inc.	39,305	3,906,131
Cherry Hill Mortgage Investment Corp.	7,830	54,497
Chimera Investment Corp.	62,935	489,005
CME Group, Inc.	126,260	22,500,795
Cohen & Steers, Inc.	8,356	482,475
Colony Credit Real Estate, Inc.	30,690	147,619
Cowen, Inc., Class A	8,211	89,910
Credit Acceptance Corp. *(b)	5,049	1,573,117
Curo Group Holdings Corp.	6,544	60,990
Diamond Hill Investment Group, Inc.	1,017	111,423
Discover Financial Services	109,549	4,707,321
Donnelley Financial Solutions, Inc. *	18,097	131,746
Dynex Capital, Inc.	7,748	110,874
E*TRADE Financial Corp.	79,353	3,222,525
Eaton Vance Corp.	38,920	1,428,364
Elevate Credit, Inc. *	5,396	10,091
Ellington Financial, Inc.	14,178	147,309
Ellington Residential Mortgage REIT	2,688	23,977
Encore Capital Group, Inc. *	10,375	269,542
Enova International, Inc. *	10,313	165,421
Equitable Holdings, Inc.	155,619	2,850,940
Evercore, Inc., Class A	13,443	693,659
Exantas Capital Corp.	9,433	27,922
EZCORP, Inc., Class A *	14,614	81,838
FactSet Research Systems, Inc.	13,344	3,669,600
Federated Hermes, Inc.	34,115	776,799
FGL Holdings	44,500	461,910
FirstCash, Inc.	14,771	1,061,149
Focus Financial Partners, Inc., Class A *	9,640	230,010
Franklin Resources, Inc.	99,179	1,868,532
Security	Number of Shares	Value ($)
GAIN Capital Holdings, Inc.	6,506	42,549
GAMCO Investors, Inc., Class A	2,351	30,422
Granite Point Mortgage Trust, Inc.	19,886	99,032
Great Ajax Corp.	5,175	45,023
Great Elm Capital Group, Inc. *	11,791	22,521
Green Dot Corp., Class A *	15,760	480,680
Greenhill & Co., Inc.	6,539	69,771
Hamilton Lane, Inc., Class A	8,909	577,749
Houlihan Lokey, Inc.	15,358	911,958
Hunt Cos. Finance Trust, Inc.	13,059	25,857
Interactive Brokers Group, Inc., Class A	27,189	1,114,749
Intercontinental Exchange, Inc.	196,177	17,548,033
INTL. FCStone, Inc. *	6,044	241,518
Invesco Ltd.	128,578	1,108,342
Invesco Mortgage Capital, Inc. (b)	56,321	171,216
Janus Henderson Group plc	56,721	1,015,306
Jefferies Financial Group, Inc.	83,782	1,149,489
KKR & Co., Inc., Class A	198,403	5,001,740
KKR Real Estate Finance Trust, Inc.	8,629	136,166
Ladder Capital Corp. REIT	36,027	286,415
Lazard Ltd., Class A	40,739	1,120,322
Legg Mason, Inc.	27,907	1,390,606
LendingClub Corp. *	30,093	230,813
LendingTree, Inc. *	2,539	633,150
LPL Financial Holdings, Inc.	27,937	1,682,366
MarketAxess Holdings, Inc.	13,453	6,121,250
Marlin Business Services Corp.	4,000	42,560
Medallion Financial Corp. *	10,486	30,200
MFA Financial, Inc.	152,167	266,292
Moelis & Co., Class A	17,869	533,747
Moody's Corp.	57,248	13,962,787
Morgan Stanley	409,439	16,144,180
Morningstar, Inc.	7,494	1,168,764
MSCI, Inc.	29,962	9,797,574
Nasdaq, Inc.	40,595	4,452,054
Navient Corp.	69,259	527,754
Nelnet, Inc., Class A	8,239	396,708
New Residential Investment Corp.	144,632	880,809
New York Mortgage Trust, Inc.	127,968	278,970
Northern Trust Corp.	75,368	5,966,131
On Deck Capital, Inc. *	20,000	24,200
OneMain Holdings, Inc.	26,737	647,303
Oportun Financial Corp. *	3,745	28,013
Oppenheimer Holdings, Inc., Class A	3,500	72,030
Orchid Island Capital, Inc.	30,714	121,013
PennyMac Mortgage Investment Trust	38,176	397,030
Piper Sandler Cos.	6,104	329,067
PJT Partners, Inc., Class A	6,501	316,209
PRA Group, Inc. *	15,864	440,067
Pzena Investment Management, Inc., Class A	8,430	41,476
Raymond James Financial, Inc.	43,501	2,867,586
Ready Capital Corp.	12,925	86,210
Redwood Trust, Inc.	35,407	145,169
Regional Management Corp. *	3,000	47,820
S&P Global, Inc.	85,986	25,183,580
Safeguard Scientifics, Inc.	7,000	49,630
Santander Consumer USA Holdings, Inc.	36,681	571,857
Sculptor Capital Management, Inc.	5,600	82,096
SEI Investments Co.	44,554	2,270,472
Siebert Financial Corp. *	3,682	20,987
Silvercrest Asset Management Group, Inc., Class A	3,213	32,708
SLM Corp.	149,944	1,250,533
Starwood Property Trust, Inc.	97,349	1,259,696
State Street Corp.	128,811	8,120,245
Stifel Financial Corp.	24,979	1,106,070
Synchrony Financial	197,500	3,908,525

38
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
T. Rowe Price Group, Inc.	81,952	9,476,110
TD Ameritrade Holding Corp.	92,931	3,649,400
The Bank of New York Mellon Corp.	296,237	11,120,737
The Blackstone Group, Inc., Class A	231,870	12,112,889
The Charles Schwab Corp. (c)	399,482	15,068,461
The Goldman Sachs Group, Inc.	112,090	20,559,548
TPG RE Finance Trust, Inc.	16,170	124,347
Tradeweb Markets, Inc., Class A	26,389	1,376,450
Two Harbors Investment Corp.	95,345	435,727
Victory Capital Holdings, Inc., Class A	3,900	58,851
Virtu Financial, Inc., Class A	26,912	628,933
Virtus Investment Partners, Inc.	2,565	208,458
Voya Financial, Inc.	47,345	2,138,574
Waddell & Reed Financial, Inc., Class A	25,984	378,067
Western Asset Mortgage Capital Corp.	15,107	46,076
Westwood Holdings Group, Inc.	2,653	61,099
WisdomTree Investments, Inc.	38,043	123,259
World Acceptance Corp. *	2,084	141,399
		478,941,131

Energy 2.8%
Abraxas Petroleum Corp. *	81,152	25,539
Adams Resources & Energy, Inc.	1,166	32,572
Altus Midstream Co., Class A *	17,889	13,596
Amplify Energy Corp.	11,998	15,837
Antero Midstream Corp. (b)	101,003	479,764
Antero Resources Corp. *(b)	74,733	222,704
Apache Corp.	131,421	1,718,987
Apergy Corp. *(b)	26,919	247,924
Arch Coal, Inc., Class A	5,290	154,415
Archrock, Inc.	39,936	192,092
Aspen Aerogels, Inc. *	6,261	35,062
Baker Hughes Co.	229,779	3,205,417
Berry Corp.	15,620	53,577
Bonanza Creek Energy, Inc. *	5,626	98,230
Brigham Minerals, Inc., Class A	13,095	168,795
Cabot Oil & Gas Corp.	143,885	3,110,794
Cactus, Inc., Class A	15,987	284,249
California Resources Corp. *(b)	16,680	46,704
Callon Petroleum Co. *	131,881	123,929
Centennial Resource Development, Inc., Class A *	64,330	75,909
Cheniere Energy, Inc. *	80,817	3,773,346
Chesapeake Energy Corp. *(b)	1,970	34,475
Chevron Corp.	666,779	61,343,668
Cimarex Energy Co.	35,644	906,070
Clean Energy Fuels Corp. *	36,000	77,580
CNX Resources Corp. *	70,245	744,597
Comstock Resources, Inc. *	6,806	52,134
Concho Resources, Inc.	70,595	4,004,148
ConocoPhillips	386,488	16,271,145
CONSOL Energy, Inc. *	8,270	62,769
Contango Oil & Gas Co. *	29,038	59,237
Continental Resources, Inc. (b)	28,202	462,231
Core Laboratories N.V.	16,569	324,918
CVR Energy, Inc.	10,411	248,302
Dawson Geophysical Co. *	14,633	18,584
Delek US Holdings, Inc.	26,175	611,186
Denbury Resources, Inc. *	137,039	48,717
Devon Energy Corp.	141,168	1,760,365
Diamond S Shipping, Inc. *	8,382	104,021
Diamondback Energy, Inc.	56,835	2,474,596
DMC Global, Inc.	4,394	113,409
Dorian LPG Ltd. *	11,000	104,390
Dril-Quip, Inc. *	13,403	444,041
Earthstone Energy, Inc., Class A *	5,613	12,966
EOG Resources, Inc.	205,495	9,763,067
Security	Number of Shares	Value ($)
EQT Corp.	92,404	1,348,174
Equitrans Midstream Corp.	74,333	622,911
Era Group, Inc. *	6,921	35,436
Evolution Petroleum Corp.	8,679	25,777
Exterran Corp. *	9,906	67,361
Extraction Oil & Gas, Inc. *	30,147	15,966
Exxon Mobil Corp.	1,493,271	69,392,303
Falcon Minerals Corp.	13,000	31,785
Forum Energy Technologies, Inc. *	33,550	14,426
Frank's International N.V. *	42,473	103,209
FTS International, Inc. *	9,805	4,020
Geospace Technologies Corp. *	7,458	46,314
Goodrich Petroleum Corp. *	3,169	26,968
Green Plains, Inc.	13,339	78,300
Gulf Island Fabrication, Inc. *	4,500	13,590
Gulfport Energy Corp. *	53,493	136,675
Hallador Energy Co.	8,706	6,631
Halliburton Co.	307,331	3,226,975
Helix Energy Solutions Group, Inc. *	52,600	133,604
Helmerich & Payne, Inc.	39,011	771,247
Hess Corp.	92,236	4,486,359
Hi-Crush, Inc. *	48,197	14,922
HighPoint Resources Corp. *	33,805	11,210
HollyFrontier Corp.	53,696	1,774,116
Independence Contract Drilling, Inc. *(b)	575	4,479
International Seaways, Inc.	8,633	208,919
ION Geophysical Corp. *	3,676	7,426
Kinder Morgan, Inc.	685,494	10,440,074
KLX Energy Services Holdings, Inc. *	8,644	11,237
Kosmos Energy Ltd.	123,816	204,296
Laredo Petroleum, Inc. *	73,120	79,701
Liberty Oilfield Services, Inc., Class A	16,890	79,721
Lilis Energy, Inc. *	28,432	6,539
Lonestar Resources US, Inc., Class A *	6,800	5,144
Magnolia Oil & Gas Corp., Class A *	34,040	220,239
Mammoth Energy Services, Inc.	4,000	3,360
Marathon Oil Corp.	281,048	1,720,014
Marathon Petroleum Corp.	228,871	7,342,182
Matador Resources Co. *	39,449	277,721
Matrix Service Co. *	8,000	83,520
Montage Resources Corp. *	2,898	19,793
Murphy Oil Corp.	52,194	619,021
Nabors Industries Ltd.	2,588	38,121
NACCO Industries, Inc., Class A	1,900	66,785
National Oilwell Varco, Inc.	134,810	1,703,998
Natural Gas Services Group, Inc. *	4,213	26,753
NCS Multistage Holdings, Inc. *	4,000	2,680
Newpark Resources, Inc. *	27,584	42,203
NexTier Oilfield Solutions, Inc. *	55,546	128,867
Nine Energy Service, Inc. *	4,359	6,321
Noble Corp. plc *	107,107	27,634
Noble Energy, Inc.	169,617	1,663,943
Northern Oil & Gas, Inc. *	84,525	70,764
Oasis Petroleum, Inc. *	98,252	69,160
Occidental Petroleum Corp.	314,853	5,226,560
Oceaneering International, Inc. *	31,277	160,764
Oil States International, Inc. *	23,526	80,929
ONEOK, Inc.	144,327	4,319,707
Overseas Shipholding Group, Inc., Class A *	18,500	46,250
Pacific Ethanol, Inc. *	22,969	8,131
Panhandle Oil & Gas, Inc., Class A	6,200	26,846
Par Pacific Holdings, Inc. *	12,907	125,456
Parsley Energy, Inc., Class A	110,016	1,039,651
Patterson-UTI Energy, Inc.	66,559	245,603
PBF Energy, Inc., Class A	34,678	395,329
PDC Energy, Inc. *	33,648	437,087
Peabody Energy Corp.	27,434	93,001

39
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Penn Virginia Corp. *	3,770	23,713
Phillips 66	156,480	11,449,642
Pioneer Natural Resources Co.	58,095	5,188,464
ProPetro Holding Corp. *	32,169	136,397
QEP Resources, Inc.	77,176	76,096
Range Resources Corp.	66,553	388,004
Renewable Energy Group, Inc. *	14,753	366,022
REX American Resources Corp. *	1,646	97,904
Ring Energy, Inc. *	20,681	18,640
RPC, Inc.	17,418	59,395
SandRidge Energy, Inc. *	8,633	17,180
Schlumberger Ltd.	491,463	8,266,408
SEACOR Holdings, Inc. *	7,085	200,222
SEACOR Marine Holdings, Inc. *	10,065	31,503
Select Energy Services, Inc., Class A *	17,554	84,259
SilverBow Resources, Inc. *	1,839	9,949
SM Energy Co.	35,926	145,500
Solaris Oilfield Infrastructure, Inc., Class A	9,189	62,853
Southwestern Energy Co. *	193,835	626,087
Talos Energy, Inc. *	7,627	86,872
Targa Resources Corp.	81,708	1,058,936
TechnipFMC plc	147,197	1,311,525
Tellurian, Inc. *(b)	28,096	39,896
TETRA Technologies, Inc. *	33,023	16,059
The Williams Cos., Inc.	427,321	8,277,208
Tidewater, Inc. *	12,517	72,098
Torchlight Energy Resources, Inc. *	33,032	13,626
Transocean Ltd. *	195,370	250,074
U.S. Well Services, Inc. *	10,920	5,042
Unit Corp. *	17,972	6,075
Uranium Energy Corp. *	39,550	43,505
US Silica Holdings, Inc.	23,982	46,045
VAALCO Energy, Inc. *	20,055	18,599
Valaris plc *	68,457	31,182
Valero Energy Corp.	144,227	9,136,780
W&T Offshore, Inc. *	25,000	69,250
World Fuel Services Corp.	22,400	560,000
WPX Energy, Inc. *	142,630	874,322
		283,065,598

Food & Staples Retailing 1.5%
BJ's Wholesale Club Holdings, Inc. *	46,714	1,229,045
Casey's General Stores, Inc.	13,124	1,987,105
Costco Wholesale Corp.	155,736	47,188,008
Grocery Outlet Holding Corp. *	21,935	729,778
HF Foods Group, Inc. *(b)	11,138	90,552
Ingles Markets, Inc., Class A	4,200	171,486
Natural Grocers by Vitamin Cottage, Inc.	2,400	27,048
Performance Food Group Co. *	46,046	1,351,450
PriceSmart, Inc.	9,252	587,872
Rite Aid Corp. *	19,024	272,614
SpartanNash, Co.	10,256	175,890
Sprouts Farmers Market, Inc. *	40,062	832,488
Sysco Corp.	179,621	10,107,274
The Andersons, Inc.	12,706	215,621
The Chefs' Warehouse, Inc. *	9,323	131,268
The Kroger Co.	281,157	8,887,373
U.S. Foods Holding Corp. *	75,322	1,619,423
United Natural Foods, Inc. *	18,511	196,957
Village Super Market, Inc., Class A	3,931	94,462
Walgreens Boots Alliance, Inc.	264,065	11,431,374
Walmart, Inc.	500,055	60,781,685
Weis Markets, Inc.	6,977	349,059
		148,457,832

Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 3.4%
22nd Century Group, Inc. *	28,273	26,582
Alico, Inc.	475	13,922
Altria Group, Inc.	660,271	25,915,637
Archer-Daniels-Midland Co.	196,746	7,307,146
B&G Foods, Inc.	23,882	463,788
Beyond Meat, Inc. *	3,416	338,150
Brown-Forman Corp., Class A	19,538	1,108,195
Brown-Forman Corp., Class B	63,988	3,980,054
Bunge Ltd.	50,281	1,994,647
Cal-Maine Foods, Inc. *	10,307	427,844
Calavo Growers, Inc.	5,260	305,080
Campbell Soup Co.	60,095	3,003,548
Celsius Holdings, Inc. *	12,799	64,251
Coca-Cola Consolidated, Inc.	1,696	399,357
ConAgra Brands, Inc.	171,747	5,743,220
Constellation Brands, Inc., Class A	59,186	9,747,342
Craft Brew Alliance, Inc. *	3,000	45,300
Darling Ingredients, Inc. *	57,811	1,190,329
Farmer Bros Co. *	4,500	41,580
Flowers Foods, Inc.	68,755	1,531,861
Fresh Del Monte Produce, Inc.	11,734	334,536
Freshpet, Inc. *	12,038	907,786
General Mills, Inc.	212,429	12,722,373
Hormel Foods Corp.	97,733	4,578,791
Hostess Brands, Inc. *	43,750	525,875
Ingredion, Inc.	23,705	1,924,846
J&J Snack Foods Corp.	5,365	681,516
John B. Sanfilippo & Son, Inc.	3,617	297,064
Kellogg Co.	87,602	5,737,931
Keurig Dr Pepper, Inc.	96,096	2,542,700
Lamb Weston Holdings, Inc.	51,279	3,146,479
Lancaster Colony Corp.	7,092	954,796
Landec Corp. *	9,100	101,465
Limoneira Co.	4,500	60,075
McCormick & Co., Inc. - Non Voting Shares	43,551	6,830,539
MGP Ingredients, Inc.	4,637	174,954
Molson Coors Beverage Co., Class B	66,668	2,734,055
Mondelez International, Inc., Class A	507,621	26,112,024
Monster Beverage Corp. *	134,273	8,299,414
National Beverage Corp. *(b)	4,003	201,071
New Age Beverages Corp. *(b)	25,010	35,264
PepsiCo, Inc.	490,756	64,922,111
Philip Morris International, Inc.	547,805	40,866,253
Pilgrim's Pride Corp. *	17,681	388,982
Post Holdings, Inc. *	22,968	2,109,611
Pyxus International, Inc. *(b)	5,438	14,248
RiceBran Technologies *	12,444	16,053
Sanderson Farms, Inc.	7,034	957,609
Seaboard Corp.	95	286,055
Seneca Foods Corp., Class A *	2,000	71,960
The Alkaline Water Co., Inc. *	16,336	16,336
The Boston Beer Co., Inc., Class A *	3,307	1,542,749
The Coca-Cola Co.	1,358,963	62,362,812
The Hain Celestial Group, Inc. *	29,151	753,262
The Hershey Co.	52,568	6,961,580
The JM Smucker Co.	39,777	4,570,775
The Kraft Heinz Co.	218,498	6,627,044
The Simply Good Foods Co. *	28,499	537,206
Tootsie Roll Industries, Inc.	6,110	214,644
TreeHouse Foods, Inc. *	20,033	1,036,307
Turning Point Brands, Inc.	2,757	64,238
Tyson Foods, Inc., Class A	103,971	6,465,957

40
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Universal Corp.	9,019	436,249
Vector Group Ltd.	41,360	442,552
		344,215,980

Health Care Equipment & Services 6.8%
Abbott Laboratories	622,128	57,291,768
ABIOMED, Inc. *	15,977	3,055,601
Acadia Healthcare Co., Inc. *	32,741	786,111
Accuray, Inc. *	28,423	63,525
Addus HomeCare Corp. *	4,546	368,317
Align Technology, Inc. *	25,291	5,433,771
Allscripts Healthcare Solutions, Inc. *	53,720	349,180
Alphatec Holdings, Inc. *	17,902	81,096
Amedisys, Inc. *	11,265	2,074,562
American Renal Associates Holdings, Inc. *	4,023	30,092
AmerisourceBergen Corp.	52,567	4,713,157
AMN Healthcare Services, Inc. *	15,960	749,801
AngioDynamics, Inc. *	11,450	119,424
Antares Pharma, Inc. *	62,307	201,875
Anthem, Inc.	89,605	25,154,812
Apollo Medical Holdings, Inc. *	6,700	104,118
Apyx Medical Corp. *	8,600	29,240
AtriCure, Inc. *	14,731	635,201
Atrion Corp.	475	300,119
Avanos Medical, Inc. *	17,115	531,421
AxoGen, Inc. *	11,943	116,444
Axonics Modulation Technologies, Inc. *(b)	6,671	214,873
Baxter International, Inc.	179,459	15,932,370
Becton, Dickinson & Co.	95,368	24,083,281
BioLife Solutions, Inc. *	2,800	30,604
BioSig Technologies, Inc. *(b)	8,008	62,142
BioTelemetry, Inc. *	13,320	622,177
Boston Scientific Corp. *	489,512	18,346,910
Brookdale Senior Living, Inc. *	69,175	249,722
Cantel Medical Corp.	13,357	494,209
Capital Senior Living Corp. *	1,618	1,263
Cardinal Health, Inc.	104,300	5,160,764
Cardiovascular Systems, Inc. *	11,626	488,292
Castlight Health, Inc., Class B *	20,805	15,250
Catasys, Inc. *(b)	2,607	79,357
Centene Corp. *	205,135	13,657,888
Cerner Corp.	112,227	7,787,432
Cerus Corp. *	65,837	404,898
Change Healthcare, Inc. *	79,446	924,751
Chembio Diagnostics, Inc. *	7,487	95,085
Chemed Corp.	5,779	2,407,358
Cigna Corp. *	131,623	25,769,151
Community Health Systems, Inc. *	34,809	105,471
Computer Programs & Systems, Inc.	3,700	88,911
ConforMIS, Inc. *	21,969	16,888
CONMED Corp.	9,398	694,606
CorVel Corp. *	3,002	158,175
Covetrus, Inc. *	36,397	432,760
Cross Country Healthcare, Inc. *	14,856	93,444
CryoLife, Inc. *	12,053	269,143
CryoPort, Inc. *	14,093	265,512
Cutera, Inc. *	4,219	56,746
CVS Health Corp.	458,625	28,228,369
CytoSorbents Corp. *	15,802	135,265
Danaher Corp.	225,085	36,792,394
DaVita, Inc. *	32,044	2,531,796
DENTSPLY SIRONA, Inc.	78,199	3,318,766
DexCom, Inc. *	32,068	10,749,194
Edwards Lifesciences Corp. *	73,316	15,946,230
Ekso Bionics Holdings, Inc. *	1,406	5,554
Security	Number of Shares	Value ($)
Encompass Health Corp.	34,326	2,274,097
Endologix, Inc. *	7,640	7,218
Envista Holdings Corp. *	54,098	1,053,288
Enzo Biochem, Inc. *	13,471	40,682
Evolent Health, Inc., Class A *	22,871	164,900
Five Star Senior Living, Inc. *	5,708	18,722
FONAR Corp. *	1,870	36,465
Fulgent Genetics, Inc. *	5,517	93,623
Genesis Healthcare, Inc. *	32,553	28,321
GenMark Diagnostics, Inc. *	16,600	207,666
Glaukos Corp. *	14,090	516,962
Globus Medical, Inc., Class A *	27,392	1,300,024
Guardant Health, Inc. *	13,977	1,075,670
Haemonetics Corp. *	18,086	2,057,825
Hanger, Inc. *	13,820	253,735
HCA Healthcare, Inc.	93,999	10,328,610
Health Catalyst, Inc. *	3,066	81,770
HealthEquity, Inc. *	24,214	1,362,522
HealthStream, Inc. *	7,648	174,566
Helius Medical Technologies, Inc. *	95,675	40,624
Henry Schein, Inc. *	51,937	2,833,683
Heska Corp. *	2,364	167,371
Hill-Rom Holdings, Inc.	23,290	2,619,892
HMS Holdings Corp. *	29,159	836,134
Hologic, Inc. *	94,461	4,732,496
HTG Molecular Diagnostics, Inc. *	18,640	6,897
Humana, Inc.	46,877	17,898,576
Icad, Inc. *	10,242	116,964
ICU Medical, Inc. *	6,547	1,435,823
IDEXX Laboratories, Inc. *	30,186	8,379,634
InfuSystem Holdings, Inc. *	8,924	107,534
Inogen, Inc. *	6,823	341,150
Inovalon Holdings, Inc., Class A *	28,884	505,470
Inspire Medical Systems, Inc. *	5,414	387,967
Insulet Corp. *	21,590	4,311,955
Integer Holdings Corp. *	12,313	916,826
Integra LifeSciences Holdings Corp. *	25,697	1,311,832
IntriCon Corp. *	4,256	56,179
Intuitive Surgical, Inc. *	40,971	20,931,264
Invacare Corp.	9,218	69,319
iRadimed Corp. *	1,334	29,028
iRhythm Technologies, Inc. *	9,107	962,063
Laboratory Corp. of America Holdings *	33,927	5,579,295
Lantheus Holdings, Inc. *	15,270	199,274
LeMaitre Vascular, Inc.	7,388	210,484
LHC Group, Inc. *	10,084	1,310,819
LivaNova plc *	19,507	1,036,212
Livongo Health, Inc. *	5,021	200,890
Magellan Health, Inc. *	6,957	422,499
Masimo Corp. *	17,265	3,693,156
McKesson Corp.	56,809	8,024,271
MEDNAX, Inc. *	29,765	432,188
Medtronic plc	472,052	46,086,437
Meridian Bioscience, Inc. *	17,657	211,884
Merit Medical Systems, Inc. *	20,268	827,340
Mesa Laboratories, Inc.	1,318	313,684
Misonix, Inc. *	7,008	88,231
Molina Healthcare, Inc. *	22,645	3,713,101
National HealthCare Corp.	3,965	271,087
National Research Corp.	3,945	203,523
Natus Medical, Inc. *	13,282	331,917
Neogen Corp. *	18,220	1,140,390
Neuronetics, Inc. *	8,872	22,180
Nevro Corp. *	11,035	1,298,157
NextGen Healthcare, Inc. *	16,383	172,841
NuVasive, Inc. *	17,797	1,083,481
Omnicell, Inc. *	14,420	1,051,218
OptimizeRx Corp. *	3,035	28,256

41
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Option Care Health, Inc. *	14,729	210,625
OraSure Technologies, Inc. *	26,581	423,701
Orthofix Medical, Inc. *	6,531	231,524
OrthoPediatrics Corp. *	2,728	133,263
Owens & Minor, Inc.	18,500	130,980
Patterson Cos., Inc.	31,422	574,394
Penumbra, Inc. *	11,156	1,978,182
PetIQ, Inc. *	6,200	177,320
Phreesia, Inc. *	8,453	214,622
Premier, Inc., Class A *	23,402	776,010
Progyny, Inc. *(b)	3,526	82,614
Psychemedics Corp.	2,969	17,814
Pulse Biosciences, Inc. *	3,000	33,690
Quest Diagnostics, Inc.	47,066	5,182,437
Quidel Corp. *	13,483	1,874,137
R1 RCM, Inc. *	36,442	376,081
RadNet, Inc. *	17,404	245,744
Repro-Med Systems, Inc. *	12,953	156,472
ResMed, Inc.	50,612	7,861,056
Rockwell Medical, Inc. *(b)	13,042	30,388
RTI Surgical Holdings, Inc. *	18,100	48,961
SeaSpine Holdings Corp. *	12,098	124,609
Select Medical Holdings Corp. *	39,510	674,436
Senseonics Holdings, Inc. *	26,000	14,820
Sensus Healthcare, Inc. *	5,903	14,758
Shockwave Medical, Inc. *	3,909	156,829
SI-BONE, Inc. *	6,811	110,134
Sientra, Inc. *	12,323	28,343
Silk Road Medical, Inc. *	2,557	107,087
Simulations Plus, Inc.	5,428	206,535
SmileDirectClub, Inc. *(b)	20,803	160,599
STAAR Surgical Co. *	10,272	393,623
Stereotaxis, Inc. *	16,205	64,334
Steris plc	29,627	4,221,847
Stryker Corp.	113,231	21,109,655
Surgery Partners, Inc. *	5,591	65,974
Surmodics, Inc. *	4,200	160,020
Tabula Rasa HealthCare, Inc. *	7,830	495,952
Tactile Systems Technology, Inc. *	6,321	326,290
Tandem Diabetes Care, Inc. *	19,235	1,534,568
Teladoc Health, Inc. *	25,952	4,271,440
Teleflex, Inc.	16,332	5,477,753
Tenet Healthcare Corp. *	34,964	705,574
The Cooper Cos., Inc.	17,415	4,992,880
The Ensign Group, Inc.	16,546	618,986
The Joint Corp. *	3,340	40,414
The Pennant Group, Inc. *	8,273	163,723
The Providence Service Corp. *	3,302	191,549
Tivity Health, Inc. *	16,969	152,212
TransEnterix, Inc. *	60,817	25,221
Triple-S Management Corp., Class B *	6,987	118,290
U.S. Physical Therapy, Inc.	4,069	307,210
UnitedHealth Group, Inc.	333,872	97,647,544
Universal Health Services, Inc., Class B	28,410	3,002,653
Utah Medical Products, Inc.	1,365	113,295
Vapotherm, Inc. *	8,718	176,801
Varex Imaging Corp. *	14,217	371,490
Varian Medical Systems, Inc. *	32,289	3,693,216
Veeva Systems, Inc., Class A *	46,373	8,847,968
ViewRay, Inc. *	38,091	79,229
Vocera Communications, Inc. *	10,583	200,654
VolitionRX Ltd. *	15,384	62,767
West Pharmaceutical Services, Inc.	25,983	4,917,543
Wright Medical Group N.V. *	43,637	1,270,709
Zimmer Biomet Holdings, Inc.	72,242	8,647,367
Zynex, Inc. *(b)	8,042	142,022
		683,903,736

Security	Number of Shares	Value ($)
Household & Personal Products 1.8%
BellRing Brands, Inc., Class A *	13,740	240,862
Central Garden & Pet Co. *	4,210	138,677
Central Garden & Pet Co., Class A *	13,239	402,598
Church & Dwight Co., Inc.	86,646	6,064,353
Colgate-Palmolive Co.	302,088	21,227,724
Coty, Inc., Class A	100,228	546,243
Edgewell Personal Care Co. *	18,438	509,073
elf Beauty, Inc. *	7,500	98,025
Energizer Holdings, Inc.	22,274	867,795
Herbalife Nutrition Ltd. *	31,964	1,193,855
Inter Parfums, Inc.	7,019	313,679
Kimberly-Clark Corp.	120,905	16,742,924
Lifevantage Corp. *	5,280	81,840
Medifast, Inc.	3,897	295,704
Natural Health Trends Corp.	2,166	9,011
Nature's Sunshine Products, Inc. *	5,329	46,895
Nu Skin Enterprises, Inc., Class A	18,865	551,047
Oil-Dri Corp. of America	1,600	59,824
Revlon, Inc., Class A *(b)	3,255	43,357
Spectrum Brands Holdings, Inc.	15,321	659,722
The Clorox Co.	44,040	8,210,818
The Estee Lauder Cos., Inc., Class A	78,561	13,858,160
The Procter & Gamble Co.	879,080	103,617,160
USANA Health Sciences, Inc. *	4,945	441,193
Veru, Inc. *	15,200	49,096
WD-40 Co.	5,302	924,033
		177,193,668

Insurance 2.1%
Aflac, Inc.	257,800	9,600,472
Alleghany Corp.	5,021	2,679,758
Ambac Financial Group, Inc. *	18,544	318,957
American Equity Investment Life Holding Co.	31,647	665,220
American Financial Group, Inc.	26,238	1,738,005
American International Group, Inc.	306,337	7,790,150
American National Insurance Co.	3,761	302,760
AMERISAFE, Inc.	7,229	460,270
Aon plc	82,565	14,256,499
Arch Capital Group Ltd. *	142,774	3,430,859
Argo Group International Holdings Ltd.	11,607	410,423
Arthur J. Gallagher & Co.	65,222	5,119,927
Assurant, Inc.	21,297	2,262,593
Assured Guaranty Ltd.	32,878	977,463
Athene Holding Ltd., Class A *	41,102	1,109,754
Axis Capital Holdings Ltd.	29,897	1,094,230
Benefytt Technologies, Inc. *(b)	3,371	88,084
Brighthouse Financial, Inc. *	37,570	965,925
Brown & Brown, Inc.	81,791	2,937,115
BRP Group, Inc., Class A *	5,914	59,258
Chubb Ltd.	159,856	17,266,047
Cincinnati Financial Corp.	53,349	3,510,364
Citizens, Inc. *	22,044	122,565
CNA Financial Corp.	9,550	301,589
CNO Financial Group, Inc.	51,690	726,761
Crawford & Co., Class A	4,938	35,159
Crawford & Co., Class B	5,800	38,280
Donegal Group, Inc., Class A	5,782	82,798
eHealth, Inc. *	8,839	943,121
Employers Holdings, Inc.	11,759	357,121
Enstar Group Ltd. *	5,294	765,618
Erie Indemnity Co., Class A	6,553	1,166,827
Everest Re Group Ltd.	14,237	2,464,852
FBL Financial Group, Inc., Class A	3,305	129,159
FedNat Holding Co.	4,085	49,510

42
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Fidelity National Financial, Inc.	96,358	2,606,484
First American Financial Corp.	39,868	1,838,712
Genworth Financial, Inc., Class A *	174,782	634,459
Global Indemnity Ltd.	2,000	49,180
Globe Life, Inc.	34,249	2,820,063
Goosehead Insurance, Inc., Class A *	4,956	278,230
Greenlight Capital Re Ltd., Class A *	12,115	78,990
Hallmark Financial Services, Inc. *	9,052	39,105
HCI Group, Inc.	2,926	121,868
Heritage Insurance Holdings, Inc.	9,756	110,633
Horace Mann Educators Corp.	15,708	552,293
Independence Holding Co.	2,346	64,890
Investors Title Co.	416	55,702
James River Group Holdings Ltd.	12,642	448,538
Kemper Corp.	22,311	1,499,745
Kingstone Cos., Inc.	2,696	13,210
Kinsale Capital Group, Inc.	7,030	763,599
Lincoln National Corp.	69,687	2,471,798
Loews Corp.	90,351	3,131,566
Maiden Holdings Ltd. *	18,900	21,357
Markel Corp. *	4,829	4,181,141
Marsh & McLennan Cos., Inc.	177,876	17,312,671
MBIA, Inc. *	23,883	194,408
Mercury General Corp.	9,807	401,695
MetLife, Inc.	274,305	9,896,924
National General Holdings Corp.	21,670	412,380
National Western Life Group, Inc., Class A	964	185,792
NI Holdings, Inc. *	2,860	38,639
Old Republic International Corp.	100,464	1,602,401
Palomar Holdings, Inc. *	6,936	405,756
Primerica, Inc.	14,322	1,488,199
Principal Financial Group, Inc.	91,588	3,334,719
ProAssurance Corp.	18,940	405,127
ProSight Global, Inc. *	4,459	37,277
Protective Insurance Corp., Class B	4,607	71,961
Prudential Financial, Inc.	141,529	8,827,164
Reinsurance Group of America, Inc.	21,656	2,266,950
RenaissanceRe Holdings Ltd.	15,297	2,233,515
RLI Corp.	13,764	1,002,432
Safety Insurance Group, Inc.	5,451	458,538
Selective Insurance Group, Inc.	20,690	1,037,190
State Auto Financial Corp.	5,500	137,995
Stewart Information Services Corp.	9,355	298,050
The Allstate Corp.	114,229	11,619,374
The Hanover Insurance Group, Inc.	13,902	1,395,483
The Hartford Financial Services Group, Inc.	128,334	4,875,409
The Progressive Corp.	206,352	15,951,010
The Travelers Cos., Inc.	90,517	9,161,226
Third Point Reinsurance Ltd. *	32,236	239,836
Tiptree, Inc.	7,504	47,951
Trupanion, Inc. *	11,100	332,001
United Fire Group, Inc.	8,730	249,678
United Insurance Holdings Corp.	6,439	55,053
Universal Insurance Holdings, Inc.	9,563	174,333
Unum Group	71,355	1,245,145
W.R. Berkley Corp.	50,825	2,744,550
Watford Holdings Ltd. *	2,793	34,494
White Mountains Insurance Group Ltd.	1,071	1,042,083
Willis Towers Watson plc	45,136	8,047,297
		215,273,762

Materials 2.7%
Advanced Emissions Solutions, Inc.	5,901	43,844
AdvanSix, Inc. *	8,959	109,121
AgroFresh Solutions, Inc. *	10,000	20,100
Security	Number of Shares	Value ($)
Air Products & Chemicals, Inc.	77,382	17,455,832
Albemarle Corp.	37,466	2,301,536
Alcoa Corp. *	64,376	524,664
Allegheny Technologies, Inc. *	43,781	328,795
Amcor plc *	572,984	5,139,666
American Vanguard Corp.	13,910	174,849
Amyris, Inc. *(b)	15,000	40,500
AptarGroup, Inc.	22,245	2,381,995
Arconic Corp. *	33,829	294,989
Ashland Global Holdings, Inc.	20,800	1,283,152
Avery Dennison Corp.	29,123	3,214,888
Axalta Coating Systems Ltd. *	73,084	1,442,678
Balchem Corp.	12,152	1,084,444
Ball Corp.	115,122	7,550,852
Berry Global Group, Inc. *	47,690	1,897,585
Boise Cascade Co.	12,963	405,353
Cabot Corp.	18,903	640,623
Carpenter Technology Corp.	18,695	414,468
Celanese Corp.	42,300	3,513,861
Century Aluminum Co. *	14,114	61,396
CF Industries Holdings, Inc.	75,316	2,071,190
Chase Corp.	2,673	251,957
Clearwater Paper Corp. *	7,956	190,467
Cleveland-Cliffs, Inc.	143,210	627,260
Coeur Mining, Inc. *	86,224	363,003
Commercial Metals Co.	41,029	654,002
Compass Minerals International, Inc.	11,822	581,169
Contura Energy, Inc. *	6,988	26,694
Corteva, Inc. *	263,685	6,905,910
Crown Holdings, Inc. *	47,833	3,080,924
Domtar Corp.	19,344	451,876
Dow, Inc. *	261,769	9,604,305
DuPont de Nemours, Inc.	260,430	12,245,419
Eagle Materials, Inc.	14,491	884,096
Eastman Chemical Co.	47,057	2,847,419
Ecolab, Inc.	88,553	17,135,005
Element Solutions, Inc. *	76,011	779,113
Ferro Corp. *	25,700	256,229
Flotek Industries, Inc. *	16,539	14,842
FMC Corp.	45,784	4,207,550
Forterra, Inc. *	9,076	74,060
Freeport-McMoRan, Inc.	507,979	4,485,455
FutureFuel Corp.	16,028	166,371
GCP Applied Technologies, Inc. *	19,258	329,697
Gold Resource Corp.	19,195	79,275
Graphic Packaging Holding Co.	101,329	1,352,742
Greif, Inc., Class A	11,683	395,937
Greif, Inc., Class B	2,000	79,500
H.B. Fuller Co.	17,701	651,220
Hawkins, Inc.	3,679	137,705
Haynes International, Inc.	3,574	78,985
Hecla Mining Co.	183,136	481,648
Huntsman Corp.	73,860	1,241,587
Ingevity Corp. *	15,886	824,801
Innospec, Inc.	9,038	655,436
International Flavors & Fragrances, Inc.	37,766	4,948,479
International Paper Co.	138,098	4,729,856
Intrepid Potash, Inc. *	27,197	26,193
Kaiser Aluminum Corp.	6,075	438,797
Koppers Holdings, Inc. *	6,542	103,102
Kraton Corp. *	9,654	150,699
Kronos Worldwide, Inc.	6,230	59,123
Linde plc	189,415	34,850,466
Livent Corp. *	47,698	295,728
Loop Industries, Inc. *(b)	4,729	36,602
Louisiana-Pacific Corp.	40,157	803,140
LSB Industries, Inc. *	5,600	11,144
LyondellBasell Industries N.V., Class A	90,034	5,217,470

43
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Marrone Bio Innovations, Inc. *	27,730	20,248
Martin Marietta Materials, Inc.	21,920	4,169,842
Materion Corp.	7,145	369,682
McEwen Mining, Inc. *	126,062	121,385
Mercer International, Inc.	14,607	147,239
Minerals Technologies, Inc.	12,903	568,248
Myers Industries, Inc.	14,310	176,872
Neenah, Inc.	6,513	318,225
NewMarket Corp.	2,633	1,083,321
Newmont Corp.	288,803	17,178,002
Northern Technologies International Corp.	3,248	26,439
Nucor Corp.	109,704	4,518,708
O-I Glass, Inc.	50,995	420,199
Olin Corp.	56,546	754,889
Olympic Steel, Inc.	2,550	24,072
P.H. Glatfelter Co.	17,901	261,355
Packaging Corp. of America	32,832	3,173,213
PolyOne Corp.	32,939	767,149
PPG Industries, Inc.	84,171	7,645,252
PQ Group Holdings, Inc. *	17,505	205,159
Quaker Chemical Corp.	4,376	665,677
Ranpak Holdings Corp. *	8,300	65,404
Rayonier Advanced Materials, Inc.	17,736	31,570
Reliance Steel & Aluminum Co.	23,130	2,071,985
Resolute Forest Products, Inc. *	28,000	67,480
Royal Gold, Inc.	23,438	2,871,858
RPM International, Inc.	45,056	2,992,169
Ryerson Holding Corp. *	4,659	21,525
Schnitzer Steel Industries, Inc., Class A	9,050	140,818
Schweitzer-Mauduit International, Inc.	10,032	323,231
Sealed Air Corp.	53,561	1,531,309
Sensient Technologies Corp.	14,680	701,557
Silgan Holdings, Inc.	26,115	900,967
Sonoco Products Co.	35,418	1,729,815
Steel Dynamics, Inc.	74,842	1,816,415
Stepan Co.	6,704	639,562
Summit Materials, Inc., Class A *	39,293	593,717
SunCoke Energy, Inc.	29,816	93,920
Synalloy Corp. *	2,200	19,448
Tecnoglass, Inc.	4,997	20,188
The Chemours Co.	59,723	700,551
The Mosaic Co.	124,176	1,429,266
The Scotts Miracle-Gro Co.	13,703	1,699,583
The Sherwin-Williams Co.	28,861	15,480,175
TimkenSteel Corp. *	10,796	28,070
Trecora Resources *	10,224	60,322
Tredegar Corp.	8,263	136,174
Trinseo S.A.	16,496	337,343
Tronox Holdings plc, Class A *	28,746	196,048
UFP Technologies, Inc. *	3,202	137,686
United States Lime & Minerals, Inc.	1,011	80,981
United States Steel Corp. (b)	59,379	456,031
Universal Stainless & Alloy Products, Inc. *	1,800	13,446
US Concrete, Inc. *	6,497	124,612
Valvoline, Inc.	63,880	1,098,097
Venator Materials plc *	13,280	16,866
Verso Corp., Class A *	11,750	163,207
Vulcan Materials Co.	46,597	5,264,063
W.R. Grace & Co.	19,891	939,452
Warrior Met Coal, Inc.	18,646	234,007
Westlake Chemical Corp.	11,447	497,372
WestRock Co.	90,051	2,898,742
Worthington Industries, Inc.	13,511	357,231
		267,806,278

Security	Number of Shares	Value ($)
Media & Entertainment 8.0%
Activision Blizzard, Inc.	270,183	17,218,763
Alphabet, Inc., Class A *	105,620	142,238,454
Alphabet, Inc., Class C *	105,360	142,094,818
Altice USA, Inc., Class A *	111,188	2,887,552
AMC Entertainment Holdings, Inc., Class A (b)	22,090	108,683
AMC Networks, Inc., Class A *	14,615	348,568
ANGI Homeservices, Inc., Class A *(b)	22,425	151,929
Boston Omaha Corp., Class A *	2,600	42,198
Cable One, Inc.	1,820	3,481,405
Cardlytics, Inc. *	7,425	333,754
Cargurus, Inc. *	24,433	559,027
Cars.com, Inc. *	21,136	109,484
Central European Media Enterprises Ltd., Class A *	43,184	167,986
Charter Communications, Inc., Class A *	55,263	27,367,895
Cinemark Holdings, Inc.	37,192	531,102
Clear Channel Outdoor Holdings, Inc. *	120,149	115,920
Comcast Corp., Class A	1,598,833	60,164,086
comScore, Inc. *	18,690	54,014
Cumulus Media, Inc., Class A *	6,971	30,882
Daily Journal Corp. *(b)	427	118,493
DHI Group, Inc. *	17,016	47,304
Discovery, Inc., Class A *	55,751	1,249,937
Discovery, Inc., Class C *	118,235	2,413,176
DISH Network Corp., Class A *	89,613	2,241,669
Electronic Arts, Inc. *	102,594	11,722,390
Emerald Holding, Inc.	7,527	17,162
Entercom Communications Corp., Class A	55,637	67,877
Entravision Communications Corp., Class A	23,831	34,793
Eventbrite, Inc., Class A *	12,976	118,341
EverQuote, Inc., Class A *	4,483	174,703
Facebook, Inc., Class A *	848,286	173,652,627
Fluent, Inc. *	13,431	26,996
Fox Corp., Class A	123,564	3,196,601
Fox Corp., Class B	59,272	1,514,992
Gaia, Inc. *	3,400	30,906
Gannett Co., Inc.	55,113	62,278
Global Eagle Entertainment, Inc. *	691	1,928
Glu Mobile, Inc. *	45,278	353,168
Gray Television, Inc. *	28,501	330,897
Hemisphere Media Group, Inc. *	4,890	45,379
IAC/InterActiveCorp *	25,357	5,666,782
IHeartMedia, Inc., Class A *	20,035	140,646
John Wiley & Sons, Inc., Class A	15,690	589,159
Lee Enterprises, Inc. *	15,450	14,157
Liberty Broadband Corp., Class A *	8,502	1,020,410
Liberty Broadband Corp., Class C *	53,891	6,611,348
Liberty Global plc, Class A *	59,647	1,158,345
Liberty Global plc, Class C *	146,281	2,678,405
Liberty Latin America Ltd., Class A *	21,379	228,755
Liberty Latin America Ltd., Class C *	44,749	462,705
Liberty Media Corp. - Liberty Braves, Class A *	2,953	60,950
Liberty Media Corp. - Liberty Braves, Class C *	12,455	250,221
Liberty Media Corp. - Liberty Formula One, Class A *	8,605	260,301
Liberty Media Corp. - Liberty Formula One, Class C *	71,078	2,288,001
Liberty Media Corp. - Liberty SiriusXM, Class A *	29,393	990,838

44
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Liberty Media Corp. - Liberty SiriusXM, Class C *	52,321	1,782,576
Liberty TripAdvisor Holdings, Inc., Class A *	24,773	58,217
Lions Gate Entertainment Corp., Class A *	23,373	166,883
Lions Gate Entertainment Corp., Class B *	34,368	229,578
Live Nation Entertainment, Inc. *	50,398	2,261,358
LiveXLive Media, Inc. *	8,492	21,655
Loral Space & Communications, Inc. *	7,301	160,622
Madison Square Garden Entertainment Corp. *	6,349	525,062
Madison Square Garden Sports C *	6,349	1,087,711
Marchex, Inc., Class B *	10,570	17,652
Match Group, Inc. *(b)	19,309	1,486,021
MDC Partners, Inc., Class A *	9,467	13,538
Meredith Corp.	14,298	212,039
MSG Networks, Inc., Class A *	16,477	195,747
National CineMedia, Inc.	18,547	61,205
Netflix, Inc. *	154,651	64,930,222
News Corp., Class A	136,807	1,355,757
News Corp., Class B	41,136	420,410
Nexstar Media Group, Inc., Class A	16,002	1,120,780
Omnicom Group, Inc.	75,542	4,308,160
Pinterest, Inc., Class A *	35,624	735,992
QuinStreet, Inc. *	14,714	149,494
Reading International, Inc., Class A *	4,446	18,962
Roku, Inc. *	32,082	3,889,301
Saga Communications, Inc., Class A	1,496	42,068
Scholastic Corp.	10,758	312,735
Sciplay Corp., Class A *	8,602	90,751
Sinclair Broadcast Group, Inc., Class A	22,351	394,495
Sirius XM Holdings, Inc.	477,799	2,823,792
Snap, Inc., Class A *	273,978	4,824,753
Take-Two Interactive Software, Inc. *	39,961	4,837,279
TechTarget, Inc. *	9,109	212,422
TEGNA, Inc.	77,751	833,491
The E.W. Scripps Co., Class A	18,724	151,103
The Interpublic Group of Cos., Inc.	135,456	2,300,043
The Marcus Corp.	7,772	113,005
The Meet Group, Inc. *	20,844	128,607
The New York Times Co., Class A	52,124	1,695,072
The Walt Disney Co.	635,411	68,719,700
Travelzoo *	3,496	19,473
Tribune Publishing Co.	7,731	66,255
TripAdvisor, Inc.	40,861	815,994
TrueCar, Inc. *	39,721	101,686
Twitter, Inc. *	274,021	7,858,922
ViacomCBS, Inc., Class B	195,129	3,367,927
WideOpenWest, Inc. *	13,374	79,174
World Wrestling Entertainment, Inc., Class A	15,955	709,519
Yelp, Inc. *	23,968	535,685
Zillow Group, Inc., Class A *	13,967	608,123
Zillow Group, Inc., Class C *	43,440	1,909,622
Zynga, Inc., Class A *	330,245	2,490,047
		809,099,845

Pharmaceuticals, Biotechnology & Life Sciences 8.7%
10X Genomics, Inc., Class A *	4,107	328,026
89bio, Inc. *(b)	2,363	55,554
AbbVie, Inc.	522,572	42,955,418
Abeona Therapeutics, Inc. *	34,173	81,332
ACADIA Pharmaceuticals, Inc. *	40,201	1,942,110
Accelerate Diagnostics, Inc. *(b)	10,300	112,373
Security	Number of Shares	Value ($)
Acceleron Pharma, Inc. *	16,020	1,450,291
AcelRx Pharmaceuticals, Inc. *(b)	28,438	45,785
Acer Therapeutics, Inc. *	1,495	3,588
Aclaris Therapeutics, Inc. *	20,505	27,272
Acorda Therapeutics, Inc. *	15,538	14,955
Actinium Pharmaceuticals, Inc. *	80,219	14,800
Adamis Pharmaceuticals Corp. *	16,516	8,588
Adaptive Biotechnologies Corp. *	8,629	276,214
ADMA Biologics, Inc. *	23,778	70,145
Adverum Biotechnologies, Inc. *	19,753	234,073
Aeglea BioTherapeutics, Inc. *	5,245	40,754
Aerie Pharmaceuticals, Inc. *	16,193	246,781
Aerpio Pharmaceuticals, Inc. *	12,835	8,599
Agenus, Inc. *	38,795	103,389
AgeX Therapeutics, Inc. *	10,645	8,987
Agilent Technologies, Inc.	109,103	8,363,836
Agios Pharmaceuticals, Inc. *	22,493	925,362
Aimmune Therapeutics, Inc. *	15,127	258,974
Akcea Therapeutics, Inc. *	4,993	85,181
Akebia Therapeutics, Inc. *	46,869	379,639
Akero Therapeutics, Inc. *	3,550	72,420
Albireo Pharma, Inc. *	5,648	126,854
Aldeyra Therapeutics, Inc. *	6,642	20,922
Alector, Inc. *	13,729	339,381
Alexion Pharmaceuticals, Inc. *	77,437	8,322,154
Alimera Sciences, Inc. *	2,627	14,843
Alkermes plc *	55,175	756,449
Allakos, Inc. *	8,598	565,404
Allena Pharmaceuticals, Inc. *	6,539	10,528
Allergan plc	115,419	21,622,595
Allogene Therapeutics, Inc. *	18,038	521,298
Alnylam Pharmaceuticals, Inc. *	39,472	5,198,462
AMAG Pharmaceuticals, Inc. *	9,201	73,884
Amgen, Inc.	209,527	50,123,049
Amicus Therapeutics, Inc. *	90,148	1,064,648
Amneal Pharmaceuticals, Inc. *	43,587	158,221
Amphastar Pharmaceuticals, Inc. *	14,831	251,385
Ampio Pharmaceuticals, Inc. *	73,284	44,586
AnaptysBio, Inc. *	7,720	120,586
Anavex Life Sciences Corp. *	15,874	54,924
ANI Pharmaceuticals, Inc. *	3,733	149,357
Anika Therapeutics, Inc. *	4,606	153,057
Anixa Biosciences, Inc. *	9,149	17,292
Apellis Pharmaceuticals, Inc. *	17,605	603,323
Applied Therapeutics, Inc. *	3,257	116,438
Aprea Therapeutics, Inc. *	2,294	72,926
Aptinyx, Inc. *	1,900	5,377
Aravive, Inc. *	5,764	77,411
Arcus Biosciences, Inc. *	14,488	382,628
Ardelyx, Inc. *	23,062	151,748
Arena Pharmaceuticals, Inc. *	17,164	840,521
Arrowhead Pharmaceuticals, Inc. *	34,150	1,175,784
Arvinas Holding Co. LLC *	7,193	377,633
Assembly Biosciences, Inc. *	11,682	204,552
Assertio Therapeutics, Inc. *	18,832	16,478
Atara Biotherapeutics, Inc. *	21,018	174,239
Athenex, Inc. *	18,260	163,244
Athersys, Inc. *	44,000	101,200
Avantor, Inc. *	78,407	1,318,022
AVEO Pharmaceuticals, Inc. *	2,862	18,717
Avid Bioservices, Inc. *	13,897	84,772
Avrobio, Inc. *	7,131	91,776
Axsome Therapeutics, Inc. *	9,355	889,006
Baudax Bio, Inc. *	2,350	7,226
Bio-Rad Laboratories, Inc., Class A *	7,505	3,302,950
Bio-Techne Corp.	13,266	2,984,850
BioCryst Pharmaceuticals, Inc. *	38,239	149,514
BioDelivery Sciences International, Inc. *	25,796	117,630

45
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Biogen, Inc. *	63,534	18,858,797
Biohaven Pharmaceutical Holding Co., Ltd. *	16,183	762,219
BioMarin Pharmaceutical, Inc. *	62,980	5,795,420
BioSpecifics Technologies Corp. *	1,514	86,162
Bluebird Bio, Inc. *	19,068	1,027,384
Blueprint Medicines Corp. *	18,802	1,106,122
BrainStorm Cell Therapeutics, Inc. *(b)	11,287	69,415
Bridgebio Pharma, Inc. *	7,785	237,676
Bristol-Myers Squibb Co.	827,761	50,336,146
Bruker Corp.	34,962	1,374,706
Cabaletta Bio, Inc. *	4,700	34,075
Calithera Biosciences, Inc. *	23,390	143,381
Calyxt, Inc. *	15,095	65,814
Cara Therapeutics, Inc. *	20,113	298,075
CareDx, Inc. *	12,115	307,479
CASI Pharmaceuticals, Inc. *	25,215	46,900
Castle Biosciences, Inc. *	2,538	78,500
Catalent, Inc. *	54,203	3,748,137
Catalyst Biosciences, Inc. *	5,715	34,633
Catalyst Pharmaceuticals, Inc. *	28,204	133,687
CEL-SCI Corp. *(b)	15,653	275,493
Celcuity, Inc. *	2,500	15,025
Celldex Therapeutics, Inc. *	8,808	21,580
Cellular Biomedicine Group, Inc. *	2,900	42,050
Cerecor, Inc. *	5,381	12,753
Charles River Laboratories International, Inc. *	17,042	2,465,466
ChemoCentryx, Inc. *	15,816	838,406
Chiasma, Inc. *	7,614	39,364
Chimerix, Inc. *	15,000	34,500
ChromaDex Corp. *	12,690	63,450
Clovis Oncology, Inc. *(b)	25,313	192,632
Codexis, Inc. *	17,581	204,115
Cohbar, Inc. *	14,681	37,437
Coherus Biosciences, Inc. *	19,857	329,626
Collegium Pharmaceutical, Inc. *	11,957	247,271
Concert Pharmaceuticals, Inc. *	10,357	103,363
Constellation Pharmaceuticals, Inc. *	5,973	214,909
ContraFect Corp. *	3,915	27,014
Corbus Pharmaceuticals Holdings, Inc. *	28,718	186,093
Corcept Therapeutics, Inc. *	35,050	443,733
CorMedix, Inc. *(b)	5,920	24,568
Cortexyme, Inc. *	1,589	72,490
Crinetics Pharmaceuticals, Inc. *	1,700	28,356
Cue Biopharma, Inc. *	6,911	176,783
Cyclerion Therapeutics, Inc. *	5,131	19,857
Cymabay Therapeutics, Inc. *	20,365	36,046
Cytokinetics, Inc. *	22,346	337,648
CytomX Therapeutics, Inc. *	15,748	162,519
Deciphera Pharmaceuticals, Inc. *	6,645	385,277
Denali Therapeutics, Inc. *	28,031	612,758
Dicerna Pharmaceuticals, Inc. *	21,946	432,336
Durect Corp. *	84,487	179,957
Dynavax Technologies Corp. *(b)	27,027	114,865
Eagle Pharmaceuticals, Inc. *	3,241	165,226
Editas Medicine, Inc. *	21,363	493,913
Eidos Therapeutics, Inc. *	2,511	116,611
Eiger BioPharmaceuticals, Inc. *	10,377	77,205
Elanco Animal Health, Inc. *	138,012	3,410,277
Eli Lilly & Co.	297,738	46,042,204
Eloxx Pharmaceuticals, Inc. *	6,055	17,681
Emergent BioSolutions, Inc. *	15,694	1,160,571
Enanta Pharmaceuticals, Inc. *	5,853	271,404
Endo International plc *	64,200	295,320
Enochian Biosciences, Inc. *(b)	7,176	24,542
Epizyme, Inc. *	28,073	462,082
Esperion Therapeutics, Inc. *(b)	8,439	334,184
Security	Number of Shares	Value ($)
Evolus, Inc. *	10,566	43,955
Exact Sciences Corp. *	48,849	3,858,094
Exelixis, Inc. *	109,476	2,703,510
Exicure, Inc. *	16,798	35,444
EyePoint Pharmaceuticals, Inc. *	14,600	14,131
Fate Therapeutics, Inc. *	21,749	595,488
FibroGen, Inc. *	26,724	985,848
Five Prime Therapeutics, Inc. *	14,036	46,038
Flexion Therapeutics, Inc. *	11,400	121,296
Fluidigm Corp. *	20,340	45,562
G1 Therapeutics, Inc. *	10,022	131,589
Galectin Therapeutics, Inc. *(b)	8,013	19,912
Geron Corp. *	62,177	73,991
Gilead Sciences, Inc.	446,317	37,490,628
Global Blood Therapeutics, Inc. *	20,869	1,596,896
GlycoMimetics, Inc. *	11,422	31,867
Gossamer Bio, Inc. *	14,096	183,530
Gritstone Oncology, Inc. *	3,670	25,727
Halozyme Therapeutics, Inc. *	41,819	947,409
Harpoon Therapeutics, Inc. *	3,414	43,016
Harrow Health, Inc. *	6,848	30,748
Harvard Bioscience, Inc. *	7,316	20,119
Heron Therapeutics, Inc. *	27,636	394,089
Homology Medicines, Inc. *	10,003	120,736
Horizon Therapeutics plc *	65,177	2,348,979
Idera Pharmaceuticals, Inc. *	6,495	12,600
IGM Biosciences, Inc. *	4,378	239,783
Illumina, Inc. *	51,760	16,512,993
ImmunoGen, Inc. *	60,129	245,326
Immunomedics, Inc. *	70,002	2,126,661
Incyte Corp. *	63,315	6,183,343
Infinity Pharmaceuticals, Inc. *	29,948	31,745
Innoviva, Inc. *	25,683	364,185
Inovio Pharmaceuticals, Inc. *(b)	49,130	591,034
Insmed, Inc. *	30,518	701,914
Intellia Therapeutics, Inc. *	16,250	218,888
Intercept Pharmaceuticals, Inc. *	9,608	787,087
Intersect ENT, Inc. *	10,273	117,934
Intra-Cellular Therapies, Inc. *	20,345	359,496
Invitae Corp. *	45,166	747,497
Ionis Pharmaceuticals, Inc. *	45,635	2,534,112
Iovance Biotherapeutics, Inc. *	41,428	1,331,910
IQVIA Holdings, Inc. *	63,609	9,070,007
Ironwood Pharmaceuticals, Inc. *	57,811	578,110
IVERIC bio, Inc. *	9,361	36,321
Jazz Pharmaceuticals plc *	20,024	2,207,646
Johnson & Johnson	927,742	139,198,410
Jounce Therapeutics, Inc. *	8,460	41,454
Kadmon Holdings, Inc. *	57,518	247,327
Kala Pharmaceuticals, Inc. *	6,000	59,760
KalVista Pharmaceuticals, Inc. *	3,000	32,730
Karuna Therapeutics, Inc. *	3,629	301,497
Karyopharm Therapeutics, Inc. *	23,124	509,884
Kezar Life Sciences, Inc. *	11,085	52,100
Kindred Biosciences, Inc. *	18,803	94,391
Kiniksa Pharmaceuticals Ltd., Class A *	6,056	120,817
Kodiak Sciences, Inc. *	8,258	450,474
Krystal Biotech, Inc. *	4,398	207,542
Kura Oncology, Inc. *	15,348	223,313
La Jolla Pharmaceutical Co. *	9,862	71,598
Lannett Co., Inc. *	8,800	83,952
Lexicon Pharmaceuticals, Inc. *	18,214	34,424
Ligand Pharmaceuticals, Inc. *	6,096	600,883
Liquidia Technologies, Inc. *	2,763	13,760
Luminex Corp.	16,365	589,958
MacroGenics, Inc. *	21,007	151,250
Madrigal Pharmaceuticals, Inc. *	4,013	335,808
Magenta Therapeutics, Inc. *	7,928	64,613

46
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Mallinckrodt plc *(b)	25,602	103,944
MannKind Corp. *	76,925	100,003
Marinus Pharmaceuticals, Inc. *	22,321	45,535
Marker Therapeutics, Inc. *(b)	8,200	22,591
Matinas BioPharma Holdings, Inc. *	35,096	26,989
MediciNova, Inc. *	10,435	53,740
Medpace Holdings, Inc. *	9,670	772,246
MEI Pharma, Inc. *	15,228	41,268
Merck & Co., Inc.	897,061	71,172,820
Merrimack Pharmaceuticals, Inc.	7,188	26,524
Mersana Therapeutics, Inc. *	10,350	93,461
Mettler-Toledo International, Inc. *	8,586	6,181,405
Minerva Neurosciences, Inc. *	8,467	75,949
Mirati Therapeutics, Inc. *	13,516	1,149,401
Moderna, Inc. *	78,078	3,590,807
Molecular Templates, Inc. *	8,381	136,024
Momenta Pharmaceuticals, Inc. *	43,056	1,364,875
Mustang Bio, Inc. *	12,479	34,442
Mylan N.V. *	184,311	3,090,895
MyoKardia, Inc. *	16,139	1,013,852
Myriad Genetics, Inc. *	24,574	379,914
NanoString Technologies, Inc. *	11,523	365,970
NantKwest, Inc. *(b)	25,996	101,384
Natera, Inc. *	22,605	837,289
Nektar Therapeutics *	62,015	1,190,688
NeoGenomics, Inc. *	38,645	1,056,554
Neoleukin Therapeutics, Inc. *	14,057	156,595
Neos Therapeutics, Inc. *	21,090	17,410
Neurocrine Biosciences, Inc. *	33,493	3,287,003
NextCure, Inc. *	2,706	87,729
NGM Biopharmaceuticals, Inc. *	4,010	73,223
Novavax, Inc. *(b)	18,602	337,254
Ocular Therapeutix, Inc. *	21,913	126,219
Odonate Therapeutics, Inc. *	4,197	118,146
Omeros Corp. *	19,743	328,129
Oncocyte Corp. *	9,386	25,342
OPKO Health, Inc. *	126,764	281,416
Optinose, Inc. *	5,946	24,022
Organogenesis Holdings, Inc. *	6,071	22,523
Organovo Holdings, Inc. *	33,744	14,277
Otonomy, Inc. *	8,686	19,804
Ovid therapeutics, Inc. *	18,578	67,624
Pacific Biosciences of California, Inc. *	47,700	157,649
Pacira BioSciences, Inc. *	14,769	609,812
Palatin Technologies, Inc. *	56,900	27,568
Paratek Pharmaceuticals, Inc. *	17,405	71,186
PDL BioPharma, Inc. *	45,080	152,821
PerkinElmer, Inc.	39,677	3,591,959
Perrigo Co., plc	48,431	2,581,372
Pfenex, Inc. *	8,600	49,450
Pfizer, Inc.	1,951,638	74,864,834
PhaseBio Pharmaceuticals, Inc. *	8,241	31,810
Phathom Pharmaceuticals, Inc. *(b)	4,189	141,756
Phibro Animal Health Corp., Class A	6,184	165,175
Pieris Pharmaceuticals, Inc. *	19,437	51,508
PolarityTE, Inc. *(b)	4,800	4,944
Portola Pharmaceuticals, Inc. *	22,854	161,806
PRA Health Sciences, Inc. *	22,060	2,128,790
Precigen, Inc. *(b)	19,807	71,305
Prestige Consumer Healthcare, Inc. *	18,007	732,705
Principia Biopharma, Inc. *	6,309	392,294
Progenics Pharmaceuticals, Inc. *	37,312	147,009
Protagonist Therapeutics, Inc. *	4,920	33,210
Proteostasis Therapeutics, Inc. *	7,700	12,628
Prothena Corp. plc *	14,018	157,282
Provention Bio, Inc. *(b)	14,553	166,486
PTC Therapeutics, Inc. *	22,415	1,141,372
Puma Biotechnology, Inc. *	12,061	121,213
Security	Number of Shares	Value ($)
Quanterix Corp. *	4,871	127,620
Radius Health, Inc. *	14,153	222,061
Rapt Therapeutics, Inc. *	2,130	32,355
Reata Pharmaceuticals, Inc., Class A *	9,165	1,449,536
Recro Pharma, Inc. *	5,876	49,711
Regeneron Pharmaceuticals, Inc. *	28,080	14,766,710
REGENXBIO, Inc. *	12,306	490,025
Relmada Therapeutics, Inc. *	4,357	182,820
Repligen Corp. *	16,213	1,883,140
Replimune Group, Inc. *	3,655	66,119
resTORbio, Inc. *	5,465	8,361
Retrophin, Inc. *	22,412	341,111
Revance Therapeutics, Inc. *	17,210	318,557
Rhythm Pharmaceuticals, Inc. *	10,913	205,601
Rigel Pharmaceuticals, Inc. *	48,200	86,278
Rocket Pharmaceuticals, Inc. *	10,739	158,937
Rubius Therapeutics, Inc. *(b)	14,159	85,662
Sage Therapeutics, Inc. *	17,507	682,423
Sangamo Therapeutics, Inc. *	39,121	318,836
Sarepta Therapeutics, Inc. *	25,407	2,994,977
Savara, Inc. *	8,700	20,967
Scholar Rock Holding Corp. *	7,746	127,267
Seattle Genetics, Inc. *	40,501	5,557,952
Selecta Biosciences, Inc. *	14,661	39,585
Seres Therapeutics, Inc. *	26,451	97,340
Sesen Bio, Inc. *	11,000	6,048
SIGA Technologies, Inc. *	26,460	156,379
Sorrento Therapeutics, Inc. *(b)	49,395	112,127
Spectrum Pharmaceuticals, Inc. *	35,369	102,570
Spero Therapeutics, Inc. *	4,404	54,742
Spring Bank Pharmaceuticals, Inc. *	3,900	4,992
SpringWorks Therapeutics, Inc. *	3,476	105,184
Stemline Therapeutics, Inc. *	19,996	104,579
Stoke Therapeutics, Inc. *	3,770	79,283
Supernus Pharmaceuticals, Inc. *	16,821	393,611
Syndax Pharmaceuticals, Inc. *	8,335	150,030
Syneos Health, Inc. *	21,529	1,201,103
Synlogic, Inc. *	4,700	9,776
Syros Pharmaceuticals, Inc. *	8,677	73,147
T2 Biosystems, Inc. *	9,688	5,283
TCR2 Therapeutics, Inc. *	5,730	54,664
Teligent, Inc. *	12,899	6,836
TG Therapeutics, Inc. *	34,100	401,016
TherapeuticsMD, Inc. *(b)	66,164	104,539
Theravance Biopharma, Inc. *	16,642	485,281
Thermo Fisher Scientific, Inc.	141,495	47,355,547
Tocagen, Inc. *	5,300	6,201
Translate Bio, Inc. *	17,999	231,107
Trevena, Inc. *	31,860	23,576
Tricida, Inc. *	9,420	284,955
Turning Point Therapeutics, Inc. *	4,670	240,552
Twist Bioscience Corp. *	11,079	362,394
Tyme Technologies, Inc. *(b)	21,100	34,182
Ultragenyx Pharmaceutical, Inc. *	20,921	1,264,256
United Therapeutics Corp. *	15,046	1,648,440
UNITY Biotechnology, Inc. *	12,594	81,735
Urovant Sciences Ltd. *	3,443	30,953
Vanda Pharmaceuticals, Inc. *	17,728	203,872
VBI Vaccines, Inc. *	102,982	125,638
Veracyte, Inc. *	16,005	431,655
Verastem, Inc. *	47,595	89,955
Vericel Corp. *	16,052	232,754
Verrica Pharmaceuticals, Inc. *	6,711	81,002
Vertex Pharmaceuticals, Inc. *	90,646	22,770,275
Viela Bio, Inc. *	3,212	130,504
Viking Therapeutics, Inc. *	27,321	157,369
Voyager Therapeutics, Inc. *	7,809	84,415
Waters Corp. *	23,167	4,332,229

47
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
WaVe Life Sciences Ltd. *	6,065	52,644
X4 Pharmaceuticals, Inc. *	6,559	61,064
XBiotech, Inc. *	5,316	84,099
Xencor, Inc. *	18,297	534,821
Xeris Pharmaceuticals, Inc. *	12,101	32,673
XOMA Corp. *	3,231	79,095
Y-mAbs Therapeutics, Inc. *	5,713	191,843
ZIOPHARM Oncology, Inc. *	79,055	221,354
Zoetis, Inc.	167,573	21,668,865
Zogenix, Inc. *	20,140	568,552
Zynerba Pharmaceuticals, Inc. *(b)	9,398	36,370
		870,882,434

Real Estate 3.7%
Acadia Realty Trust	30,302	375,442
Agree Realty Corp.	16,944	1,103,224
Alexander & Baldwin, Inc.	25,298	332,416
Alexander's, Inc.	799	251,893
Alexandria Real Estate Equities, Inc.	43,067	6,765,395
Altisource Portfolio Solutions S.A. *	3,227	26,945
American Assets Trust, Inc.	15,636	442,811
American Campus Communities, Inc.	49,679	1,753,172
American Finance Trust, Inc.	38,891	299,850
American Homes 4 Rent, Class A	89,911	2,170,452
American Tower Corp.	156,008	37,129,904
Americold Realty Trust	67,956	2,078,774
Apartment Investment & Management Co., Class A	54,566	2,055,501
Apple Hospitality REIT, Inc.	73,680	713,222
Armada Hoffler Properties, Inc.	20,207	194,189
Ashford Hospitality Trust, Inc.	26,337	21,657
AvalonBay Communities, Inc.	49,170	8,012,251
Bluerock Residential Growth REIT, Inc.	7,000	40,740
Boston Properties, Inc.	50,761	4,932,954
Braemar Hotels & Resorts, Inc.	9,906	31,006
Brandywine Realty Trust	67,555	753,914
Brixmor Property Group, Inc.	104,089	1,191,819
BRT Apartments Corp.	3,343	33,096
Camden Property Trust	34,062	2,999,840
CareTrust REIT, Inc.	33,592	553,596
CatchMark Timber Trust, Inc., Class A	18,210	143,131
CBL & Associates Properties, Inc. *	72,502	20,953
CBRE Group, Inc., Class A *	119,390	5,125,413
Cedar Realty Trust, Inc.	49,168	51,626
Chatham Lodging Trust	15,396	115,624
City Office REIT, Inc.	20,326	205,293
Clipper Realty, Inc.	4,400	23,320
Colony Capital, Inc.	172,207	397,798
Columbia Property Trust, Inc.	41,944	599,380
Community Healthcare Trust, Inc.	7,003	260,512
Consolidated-Tomoka Land Co.	2,000	84,060
CoreCivic, Inc.	39,234	514,750
CorEnergy Infrastructure Trust, Inc.	5,381	65,325
CorePoint Lodging, Inc.	11,164	48,563
CoreSite Realty Corp.	13,756	1,667,090
Corporate Office Properties Trust	39,086	1,032,652
Cousins Properties, Inc.	49,980	1,507,897
Crown Castle International Corp.	146,649	23,380,250
CubeSmart	66,458	1,674,742
CyrusOne, Inc.	40,471	2,839,041
DiamondRock Hospitality Co.	64,994	404,913
Digital Realty Trust, Inc.	92,439	13,818,706
Diversified Healthcare Trust	84,248	262,011
Douglas Emmett, Inc.	56,936	1,735,979
Duke Realty Corp.	129,199	4,483,205
Easterly Government Properties, Inc.	26,264	706,764
EastGroup Properties, Inc.	13,153	1,394,218
Security	Number of Shares	Value ($)
Empire State Realty Trust, Inc., Class A	51,702	432,229
EPR Properties	27,148	798,694
Equinix, Inc.	30,093	20,318,794
Equity Commonwealth	41,640	1,413,678
Equity LifeStyle Properties, Inc.	63,822	3,849,105
Equity Residential	122,715	7,983,838
Essential Properties Realty Trust, Inc.	30,640	450,102
Essex Property Trust, Inc.	23,229	5,670,199
eXp World Holdings, Inc. *(b)	10,600	97,308
Extra Space Storage, Inc.	45,600	4,023,744
Farmland Partners, Inc.	14,823	97,239
Federal Realty Investment Trust	24,239	2,018,382
First Industrial Realty Trust, Inc.	45,112	1,703,880
Forestar Group, Inc. *	4,926	64,974
Four Corners Property Trust, Inc.	23,222	519,941
Franklin Street Properties Corp.	43,069	234,295
Front Yard Residential Corp.	16,297	185,949
FRP Holdings, Inc. *	2,400	104,376
Gaming & Leisure Properties, Inc.	71,590	2,021,702
Getty Realty Corp.	10,767	292,432
Gladstone Commercial Corp.	10,000	158,000
Gladstone Land Corp.	10,022	134,495
Global Medical REIT, Inc.	15,239	158,790
Global Net Lease, Inc.	32,094	461,833
Griffin Industrial Realty, Inc.	1,332	51,175
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	22,350	625,576
Healthcare Realty Trust, Inc.	47,394	1,392,910
Healthcare Trust of America, Inc., Class A	73,234	1,803,753
Healthpeak Properties, Inc.	173,187	4,527,108
Hersha Hospitality Trust	12,806	66,975
Highwoods Properties, Inc.	36,440	1,414,236
Host Hotels & Resorts, Inc.	252,740	3,111,229
Hudson Pacific Properties, Inc.	54,632	1,342,855
Independence Realty Trust, Inc.	29,685	298,928
Industrial Logistics Properties Trust	24,598	459,737
Innovative Industrial Properties, Inc.	6,199	486,374
Investors Real Estate Trust	3,746	234,612
Invitation Homes, Inc.	189,587	4,483,733
Iron Mountain, Inc.	101,336	2,450,304
iStar, Inc.	26,151	262,033
JBG SMITH Properties	41,886	1,422,030
Jernigan Capital, Inc.	8,486	112,015
Jones Lang LaSalle, Inc.	18,217	1,923,351
Kennedy-Wilson Holdings, Inc.	41,765	590,975
Kilroy Realty Corp.	34,724	2,161,916
Kimco Realty Corp.	147,871	1,613,273
Kite Realty Group Trust	30,129	308,220
Lamar Advertising Co., Class A	29,715	1,713,070
Lexington Realty Trust	84,044	878,260
Life Storage, Inc.	16,520	1,446,987
LTC Properties, Inc.	13,932	495,979
Mack-Cali Realty Corp.	32,057	519,003
Marcus & Millichap, Inc. *	8,253	239,750
Maui Land & Pineapple Co., Inc. *	3,129	32,698
Medical Properties Trust, Inc.	180,282	3,090,033
Mid-America Apartment Communities, Inc.	40,134	4,491,797
Monmouth Real Estate Investment Corp.	32,076	435,913
National Health Investors, Inc.	15,304	842,638
National Retail Properties, Inc.	60,303	1,968,290
National Storage Affiliates Trust	19,731	561,939
New Century Financial Corp. *(a)	3,600	—
New Senior Investment Group, Inc.	31,775	105,175
Newmark Group, Inc., Class A	51,828	201,093
NexPoint Residential Trust, Inc.	8,829	265,488
Office Properties Income Trust	17,468	478,623

48
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Omega Healthcare Investors, Inc.	77,367	2,255,248
One Liberty Properties, Inc.	6,071	95,436
Outfront Media, Inc.	49,316	773,768
Paramount Group, Inc.	68,880	664,692
Park Hotels & Resorts, Inc.	84,207	800,809
Pebblebrook Hotel Trust	43,324	512,956
Pennsylvania Real Estate Investment Trust (b)	18,917	19,106
Physicians Realty Trust	70,159	1,081,852
Piedmont Office Realty Trust, Inc., Class A	45,430	788,210
Plymouth Industrial REIT, Inc.	6,969	97,636
PotlatchDeltic Corp.	24,056	844,606
Preferred Apartment Communities, Inc., Class A	15,145	112,224
Prologis, Inc.	260,589	23,252,356
PS Business Parks, Inc.	7,180	926,866
Public Storage	52,791	9,790,091
QTS Realty Trust, Inc., Class A	20,188	1,262,356
Rafael Holdings, Inc., Class B *	3,200	45,152
Rayonier, Inc.	46,910	1,127,247
RE/MAX Holdings, Inc., Class A	6,136	161,315
Realogy Holdings Corp.	39,454	171,230
Realty Income Corp.	120,442	6,614,675
Redfin Corp. *	29,547	624,328
Regency Centers Corp.	58,884	2,585,596
Retail Opportunity Investments Corp.	40,733	395,314
Retail Properties of America, Inc., Class A	70,408	436,530
Retail Value, Inc.	4,935	71,409
Rexford Industrial Realty, Inc.	39,099	1,592,111
RLJ Lodging Trust	59,027	548,361
RPT Realty	25,122	171,332
Ryman Hospitality Properties, Inc.	18,595	657,147
Sabra Health Care REIT, Inc.	73,938	947,885
Safehold, Inc.	5,566	321,492
Saul Centers, Inc.	4,700	153,314
SBA Communications Corp.	39,785	11,534,467
Seritage Growth Properties, Class A *(b)	12,504	132,292
Service Properties Trust	55,854	387,068
Simon Property Group, Inc.	107,397	7,170,898
SITE Centers Corp.	51,954	314,841
SL Green Realty Corp.	28,083	1,489,803
Sotherly Hotels, Inc.	6,858	14,265
Spirit Realty Capital, Inc.	33,809	1,039,965
STAG Industrial, Inc.	51,854	1,361,167
STORE Capital Corp.	76,710	1,539,570
Stratus Properties, Inc. *	3,398	56,984
Summit Hotel Properties, Inc.	33,342	202,053
Sun Communities, Inc.	32,644	4,387,354
Sunstone Hotel Investors, Inc.	78,056	717,335
Tanger Factory Outlet Centers, Inc. (b)	34,601	260,200
Taubman Centers, Inc.	21,237	915,315
Tejon Ranch Co. *	8,332	114,148
Terreno Realty Corp.	23,859	1,307,950
The GEO Group, Inc.	45,976	582,976
The Howard Hughes Corp. *	15,025	813,754
The Macerich Co.	38,110	284,682
The RMR Group, Inc., Class A	5,078	150,613
The St. Joe Co. *	12,244	224,065
Transcontinental Realty Investors, Inc. *	1,319	24,890
Trinity Place Holdings, Inc. *	12,207	18,066
UDR, Inc.	104,136	3,901,976
UMH Properties, Inc.	15,491	201,228
Uniti Group, Inc.	70,885	500,448
Universal Health Realty Income Trust	4,654	497,792
Urban Edge Properties	39,017	448,695
Urstadt Biddle Properties, Inc., Class A	12,971	189,506
Security	Number of Shares	Value ($)
Ventas, Inc.	131,873	4,266,092
VEREIT, Inc.	372,592	2,041,804
VICI Properties, Inc.	159,175	2,772,828
Vornado Realty Trust	55,086	2,413,868
Washington Prime Group, Inc. (b)	74,197	63,795
Washington Real Estate Investment Trust	29,116	678,985
Weingarten Realty Investors	42,722	777,113
Welltower, Inc.	142,712	7,311,136
Weyerhaeuser Co.	263,594	5,764,801
Whitestone REIT	16,023	108,636
WP Carey, Inc.	61,243	4,028,565
Xenia Hotels & Resorts, Inc.	39,452	382,684
		370,228,635

Retailing 6.8%
1-800-Flowers.com, Inc., Class A *	7,004	134,407
Aaron's, Inc.	23,978	765,138
Abercrombie & Fitch Co., Class A	21,254	224,867
Advance Auto Parts, Inc.	24,408	2,951,171
Amazon.com, Inc. *	146,832	363,262,368
America's Car-Mart, Inc. *	1,960	129,262
American Eagle Outfitters, Inc.	53,009	421,422
Asbury Automotive Group, Inc. *	7,235	488,363
Ascena Retail Group, Inc. *	2,500	3,625
At Home Group, Inc. *	19,985	46,965
AutoNation, Inc. *	20,397	759,584
AutoZone, Inc. *	8,374	8,544,160
Barnes & Noble Education, Inc. *	22,732	40,690
Bed Bath & Beyond, Inc. (b)	44,734	276,903
Best Buy Co., Inc.	79,713	6,116,378
Big 5 Sporting Goods Corp. (b)	12,274	16,815
Big Lots, Inc.	12,897	302,435
Blue Apron Holdings, Inc., Class A *(b)	3,119	23,985
Booking Holdings, Inc. *	14,738	21,820,641
Boot Barn Holdings, Inc. *	10,141	187,203
Build-A-Bear Workshop, Inc. *	6,224	15,809
Burlington Stores, Inc. *	23,423	4,279,148
Caleres, Inc.	13,090	106,160
Camping World Holdings, Inc., Class A	12,348	109,527
CarMax, Inc. *	57,789	4,256,160
Carvana Co. *	17,543	1,405,370
Chewy, Inc., Class A *	19,040	823,290
Chico's FAS, Inc.	43,544	65,316
Citi Trends, Inc.	3,906	44,372
Conn's, Inc. *	7,143	48,287
Core-Mark Holding Co., Inc.	18,550	533,127
Designer Brands, Inc., Class A	21,162	134,379
Destination XL Group, Inc. *	18,114	7,023
Dick's Sporting Goods, Inc.	21,411	629,269
Dillard’s, Inc., Class A (b)	3,769	111,110
Dollar General Corp.	89,577	15,702,848
Dollar Tree, Inc. *	83,611	6,661,288
Duluth Holdings, Inc., Class B *	2,900	11,629
eBay, Inc.	269,868	10,748,842
Etsy, Inc. *	42,187	2,736,671
Expedia Group, Inc.	48,701	3,456,797
Express, Inc. *	20,816	43,089
Five Below, Inc. *	19,845	1,789,225
Floor & Decor Holdings, Inc., Class A *	25,835	1,095,404
Foot Locker, Inc.	37,189	953,154
Funko, Inc., Class A *	7,067	30,247
GameStop Corp., Class A (b)	31,567	180,879
Genesco, Inc. *	5,704	107,977
Genuine Parts Co.	50,639	4,014,660
GNC Holdings, Inc., Class A *	36,061	20,753
Group 1 Automotive, Inc.	5,612	317,583
Groupon, Inc. *	143,303	174,830

49
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
GrubHub, Inc. *	32,590	1,557,476
Guess?, Inc.	15,095	141,138
Haverty Furniture Cos., Inc.	5,712	77,283
Hibbett Sports, Inc. *	5,715	88,182
J. Jill, Inc. *(b)	6,408	2,918
J.C. Penney Co., Inc. *	104,289	26,489
Kirkland's, Inc. *	5,229	4,764
Kohl's Corp.	53,729	991,837
L Brands, Inc.	84,769	1,007,903
Lands' End, Inc. *	5,100	43,401
Liquidity Services, Inc. *	10,485	52,425
Lithia Motors, Inc., Class A	7,756	857,503
LKQ Corp. *	106,438	2,783,354
Lowe's Cos., Inc.	271,206	28,408,829
Lumber Liquidators Holdings, Inc. *	7,615	53,686
Macy's, Inc.	109,011	638,804
MarineMax, Inc. *	6,661	95,985
Monro, Inc.	11,231	623,208
Murphy USA, Inc. *	9,891	1,056,359
National Vision Holdings, Inc. *	28,630	758,695
Nordstrom, Inc.	37,424	702,823
O'Reilly Automotive, Inc. *	26,516	10,244,191
Office Depot, Inc.	201,581	447,510
Ollie's Bargain Outlet Holdings, Inc. *	18,621	1,264,552
Party City Holdco, Inc. *	16,146	12,247
Penske Automotive Group, Inc.	13,010	468,100
PetMed Express, Inc.	8,051	318,578
Pool Corp.	13,926	2,947,577
Quotient Technology, Inc. *	23,785	170,776
Qurate Retail, Inc. Class A *	133,197	1,072,902
Remark Holdings, Inc. *	14,578	8,301
Rent-A-Center, Inc.	18,166	361,594
Revolve Group, Inc. *(b)	5,247	57,665
RH *	5,604	805,743
Ross Stores, Inc.	127,150	11,616,424
RTW RetailWinds, Inc. *	15,491	4,832
Sally Beauty Holdings, Inc. *	38,688	375,660
Shoe Carnival, Inc.	4,036	95,330
Shutterstock, Inc.	6,548	248,824
Signet Jewelers Ltd.	17,080	171,825
Sleep Number Corp. *	10,441	312,186
Sonic Automotive, Inc., Class A	7,037	150,803
Sportsman's Warehouse Holdings, Inc. *	10,300	73,748
Stamps.com, Inc. *	5,751	910,211
Stitch Fix, Inc., Class A *(b)	7,900	126,795
Tailored Brands, Inc. (b)	15,557	25,825
Target Corp.	178,218	19,557,643
The Buckle, Inc.	11,461	175,468
The Cato Corp., Class A	7,100	79,946
The Children's Place, Inc.	5,680	167,901
The Container Store Group, Inc. *	6,755	14,186
The Gap, Inc.	77,525	629,503
The Home Depot, Inc.	384,483	84,520,898
The Michaels Cos., Inc. *	23,490	71,410
The RealReal Inc *	6,281	73,739
The Rubicon Project, Inc. *	31,595	226,536
The TJX Cos., Inc.	429,781	21,080,758
Tiffany & Co.	38,026	4,810,289
Tilly's, Inc., Class A	8,425	49,623
Tractor Supply Co.	41,652	4,224,762
Tuesday Morning Corp. *	19,035	13,800
Ulta Beauty, Inc. *	20,062	4,371,911
Urban Outfitters, Inc. *	26,819	465,041
Waitr Holdings, Inc. *	19,879	26,638
Wayfair, Inc., Class A *	22,770	2,824,391
Weyco Group, Inc.	3,066	58,346
Williams-Sonoma, Inc.	26,805	1,657,621
Security	Number of Shares	Value ($)
Winmark Corp.	768	115,200
Zumiez, Inc. *	8,343	176,371
		684,787,847

Semiconductors & Semiconductor Equipment 4.3%
ACM Research, Inc., Class A *	3,856	153,970
Adesto Technologies Corp. *	7,400	87,690
Advanced Energy Industries, Inc. *	13,336	741,482
Advanced Micro Devices, Inc. *	413,755	21,676,624
Alpha & Omega Semiconductor Ltd. *	6,543	78,712
Ambarella, Inc. *	10,609	557,821
Amkor Technology, Inc. *	33,795	333,895
Analog Devices, Inc.	129,711	14,216,326
Applied Materials, Inc.	325,015	16,146,745
Axcelis Technologies, Inc. *	11,082	258,876
AXT, Inc. *	23,470	129,789
Broadcom, Inc.	139,935	38,009,145
Brooks Automation, Inc.	25,516	982,111
Cabot Microelectronics Corp.	10,751	1,317,428
CEVA, Inc. *	9,239	289,643
Cirrus Logic, Inc. *	20,531	1,552,144
Cohu, Inc.	12,667	209,385
Cree, Inc. *	37,150	1,602,279
CyberOptics Corp. *	2,095	53,611
Diodes, Inc. *	15,037	765,233
DSP Group, Inc. *	6,300	108,675
Enphase Energy, Inc. *	28,814	1,349,360
Entegris, Inc.	47,011	2,549,407
Everspin Technologies, Inc. *	5,399	20,354
First Solar, Inc. *	27,034	1,189,766
FormFactor, Inc. *	27,482	640,331
GSI Technology, Inc. *	8,500	65,705
Ichor Holdings Ltd. *	8,793	218,946
Impinj, Inc. *	5,438	122,137
Inphi Corp. *	16,500	1,592,910
Intel Corp.	1,533,386	91,972,492
inTEST Corp. *	4,258	14,988
KLA Corp.	55,499	9,106,831
Kopin Corp. *	19,600	9,996
Kulicke & Soffa Industries, Inc.	24,891	596,637
Lam Research Corp.	51,006	13,020,812
Lattice Semiconductor Corp. *	47,339	1,065,601
MACOM Technology Solutions Holdings, Inc. *	16,799	515,057
Marvell Technology Group Ltd.	233,486	6,243,416
Maxim Integrated Products, Inc.	95,574	5,254,658
MaxLinear, Inc. *	20,732	341,871
Microchip Technology, Inc.	84,296	7,395,290
Micron Technology, Inc. *	392,712	18,806,978
MKS Instruments, Inc.	19,294	1,933,838
Monolithic Power Systems, Inc.	14,256	2,849,917
NeoPhotonics Corp. *	11,696	112,516
NVE Corp.	1,664	94,465
NVIDIA Corp.	215,928	63,111,436
ON Semiconductor Corp. *	142,517	2,286,685
Onto Innovation, Inc. *	17,373	563,928
PDF Solutions, Inc. *	9,699	154,893
Photronics, Inc. *	24,990	298,630
Pixelworks, Inc. *	8,973	41,186
Power Integrations, Inc.	10,993	1,125,134
Qorvo, Inc. *	40,865	4,005,996
QUALCOMM, Inc.	402,615	31,673,722
QuickLogic Corp. *	4,377	20,572
Rambus, Inc. *	42,063	527,049
Semtech Corp. *	24,348	1,101,503
Silicon Laboratories, Inc. *	14,888	1,447,411
Skyworks Solutions, Inc.	59,872	6,219,503

50
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
SMART Global Holdings, Inc. *	3,678	93,017
SolarEdge Technologies, Inc. *	17,242	1,924,035
SunPower Corp. *	34,164	251,105
Synaptics, Inc. *	11,688	764,278
Teradyne, Inc.	58,269	3,644,143
Texas Instruments, Inc.	328,915	38,177,164
Ultra Clean Holdings, Inc. *	13,767	253,175
Universal Display Corp.	14,684	2,204,362
Veeco Instruments, Inc. *	16,949	185,253
Xilinx, Inc.	88,628	7,746,087
Xperi Corp.	19,230	293,834
		434,469,964

Software & Services 14.1%
2U, Inc. *	23,430	556,462
8x8, Inc. *	35,704	605,540
A10 Networks, Inc. *	27,242	186,063
Accenture plc, Class A	223,433	41,377,557
ACI Worldwide, Inc. *	40,243	1,102,658
Adobe, Inc. *	170,900	60,437,076
Agilysys, Inc. *	8,873	173,822
Akamai Technologies, Inc. *	57,741	5,641,873
Alarm.com Holdings, Inc. *	13,562	606,628
Alliance Data Systems Corp.	14,005	701,230
Altair Engineering, Inc., Class A *	13,212	435,864
Alteryx, Inc., Class A *	17,343	1,962,881
American Software, Inc., Class A	9,461	155,917
Anaplan, Inc. *	29,666	1,212,153
ANSYS, Inc. *	30,161	7,897,055
Appfolio, Inc., Class A *	5,169	567,866
Appian Corp. *(b)	11,341	517,943
Aspen Technology, Inc. *	24,209	2,475,370
Asure Software, Inc. *	7,413	45,664
Autodesk, Inc. *	77,368	14,477,874
Automatic Data Processing, Inc.	152,789	22,412,618
Avalara, Inc. *	23,424	2,093,403
Avaya Holdings Corp. *	34,769	345,604
Benefitfocus, Inc. *	12,031	130,296
Black Knight, Inc. *	52,787	3,725,179
Blackbaud, Inc.	17,002	939,531
Blackline, Inc. *	15,196	923,005
Booz Allen Hamilton Holding Corp.	49,329	3,622,722
Bottomline Technologies (de), Inc. *	13,177	548,558
Box, Inc., Class A *	51,681	834,131
Brightcove, Inc. *	15,409	120,190
Broadridge Financial Solutions, Inc.	40,083	4,649,628
CACI International, Inc., Class A *	8,761	2,191,477
Cadence Design Systems, Inc. *	98,906	8,024,244
Cardtronics plc, Class A *	12,687	290,532
Cass Information Systems, Inc.	3,769	151,175
CDK Global, Inc.	42,540	1,670,971
Cerence, Inc. *	15,793	334,180
Ceridian HCM Holding, Inc. *	35,926	2,118,556
ChannelAdvisor Corp. *	6,900	71,277
Citrix Systems, Inc.	40,248	5,836,362
Cloudera, Inc. *	84,232	697,441
Cloudflare, Inc., Class A *	13,444	316,741
Cognizant Technology Solutions Corp., Class A	192,219	11,152,546
CommVault Systems, Inc. *	15,766	673,051
Conduent, Inc. *	60,525	152,523
Cornerstone OnDemand, Inc. *	18,618	624,820
Coupa Software, Inc. *	22,102	3,891,941
Crowdstrike Holdings, Inc., Class A *	7,185	486,137
CSG Systems International, Inc.	10,871	528,113
Datadog, Inc., Class A *	9,586	432,520
Digimarc Corp. *	4,511	75,559
Security	Number of Shares	Value ($)
Digital Turbine, Inc. *	18,000	105,480
DocuSign, Inc. *	44,541	4,665,670
Domo, Inc., Class B *	8,618	167,620
Dropbox, Inc., Class A *	76,674	1,611,687
DXC Technology Co.	88,086	1,596,999
Dynatrace, Inc. *	31,365	936,245
Ebix, Inc.	6,724	140,733
eGain Corp. *	7,634	63,362
Elastic N.V. *	11,989	768,974
Endurance International Group Holdings, Inc. *	22,190	56,917
Envestnet, Inc. *	18,797	1,175,188
EPAM Systems, Inc. *	19,430	4,291,893
Euronet Worldwide, Inc. *	18,973	1,740,962
Everbridge, Inc. *	12,004	1,337,006
EVERTEC, Inc.	22,815	578,132
Evo Payments, Inc., Class A *	15,082	300,283
ExlService Holdings, Inc. *	11,709	722,797
Fair Isaac Corp. *	10,150	3,582,341
Fastly, Inc., Class A *	4,824	104,440
Fidelity National Information Services, Inc.	216,939	28,612,085
Finjan Holdings, Inc. *	6,437	7,917
FireEye, Inc. *	74,806	861,017
Fiserv, Inc. *	201,621	20,779,060
Five9, Inc. *	21,766	2,017,055
FleetCor Technologies, Inc. *	30,601	7,382,491
ForeScout Technologies, Inc. *	13,060	414,786
Fortinet, Inc. *	50,103	5,398,097
Gartner, Inc. *	31,717	3,768,297
Genpact Ltd.	53,999	1,859,186
Global Payments, Inc.	106,668	17,709,021
GlobalSCAPE, Inc.	3,901	36,357
GoDaddy, Inc., Class A *	62,127	4,313,478
GreenSky, Inc., Class A *(b)	12,400	53,816
GTT Communications, Inc. *(b)	11,441	129,970
GTY Technology Holdings, Inc. *	16,630	65,023
Guidewire Software, Inc. *	28,849	2,620,643
HubSpot, Inc. *	14,306	2,412,421
I3 Verticals, Inc., Class A *	5,840	135,722
Information Services Group, Inc. *	16,112	40,280
Intelligent Systems Corp. *	2,218	74,392
International Business Machines Corp.	312,211	39,201,213
International Money Express, Inc. *	6,533	52,787
Intuit, Inc.	92,232	24,885,116
j2 Global, Inc.	15,865	1,279,354
Jack Henry & Associates, Inc.	26,989	4,414,051
KBR, Inc.	50,774	1,028,681
Leidos Holdings, Inc.	46,886	4,632,806
Limelight Networks, Inc. *	37,860	191,950
LivePerson, Inc. *	20,467	489,980
LiveRamp Holdings, Inc. *	23,402	886,000
LogMeIn, Inc.	16,748	1,431,284
Manhattan Associates, Inc. *	21,857	1,550,536
ManTech International Corp., Class A	10,370	773,187
Mastercard, Inc., Class A	312,664	85,973,220
MAXIMUS, Inc.	22,639	1,524,057
Medallia, Inc. *	5,812	124,842
Microsoft Corp.	2,689,173	481,926,693
MicroStrategy, Inc., Class A *	2,864	361,809
Mitek Systems, Inc. *	18,318	170,907
MobileIron, Inc. *	31,619	160,941
Model N, Inc. *	9,945	287,013
MoneyGram International, Inc. *	19,116	31,733
MongoDB, Inc. *	12,412	2,012,358
NetSol Technologies, Inc. *	5,701	12,941
New Relic, Inc. *	17,097	917,938
NIC, Inc.	24,953	604,611

51
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
NortonLifeLock, Inc.	199,823	4,250,235
Nuance Communications, Inc. *	100,544	2,030,989
Nutanix, Inc., Class A *	53,083	1,087,671
Okta, Inc. *	39,526	5,980,284
OneSpan, Inc. *	13,422	225,490
Oracle Corp.	763,246	40,429,141
Pagerduty, Inc. *	3,384	71,436
Palo Alto Networks, Inc. *	34,470	6,773,700
Pareteum Corp. *	56,410	35,753
Park City Group, Inc. *	5,812	28,828
Paychex, Inc.	111,612	7,647,654
Paycom Software, Inc. *	17,214	4,493,198
Paylocity Holding Corp. *	12,526	1,434,603
PayPal Holdings, Inc. *	414,227	50,949,921
Paysign, Inc. *(b)	12,225	105,135
Pegasystems, Inc.	13,316	1,113,484
Perficient, Inc. *	10,300	358,749
Perspecta, Inc.	47,635	1,027,487
PFSweb, Inc. *	7,732	32,474
Ping Identity Holding Corp. *	4,878	121,560
Pluralsight, Inc., Class A *	28,161	462,967
PRGX Global, Inc. *	6,500	26,065
Progress Software Corp.	15,976	653,578
Proofpoint, Inc. *	20,189	2,457,607
PROS Holdings, Inc. *	13,733	472,278
PTC, Inc. *	36,504	2,527,902
Q2 Holdings, Inc. *	15,109	1,204,489
QAD, Inc., Class A	3,753	158,827
Qualys, Inc. *	11,618	1,225,002
Rapid7, Inc. *	16,539	753,351
RealNetworks, Inc. *	13,613	10,226
RealPage, Inc. *	27,697	1,786,180
Repay Holdings Corp. *	11,120	198,714
RingCentral, Inc., Class A *	26,279	6,005,540
Rosetta Stone, Inc. *	8,648	147,708
Sabre Corp.	94,261	685,277
SailPoint Technologies Holding, Inc. *	29,216	543,125
salesforce.com, Inc. *	313,315	50,741,364
Science Applications International Corp.	17,418	1,422,354
SecureWorks Corp., Class A *	8,199	93,305
ServiceNow, Inc. *	66,350	23,324,679
ServiceSource International, Inc. *	26,733	32,882
SharpSpring, Inc. *	3,003	20,691
ShotSpotter, Inc. *	2,300	79,051
Slack Technologies, Inc. Class A *	23,081	616,032
Smartsheet, Inc., Class A *	32,509	1,713,874
SolarWinds Corp. *	23,132	392,781
Splunk, Inc. *	54,517	7,652,006
SPS Commerce, Inc. *	13,081	726,126
Square, Inc., Class A *	120,731	7,864,417
SS&C Technologies Holdings, Inc.	76,974	4,245,886
StarTek, Inc. *	5,834	24,328
Steel Connect, Inc. *	18,290	14,083
SVMK, Inc. *	30,524	479,227
Switch, Inc., Class A	21,667	372,022
Sykes Enterprises, Inc. *	12,854	368,010
Synchronoss Technologies, Inc. *	15,860	54,717
Synopsys, Inc. *	52,706	8,281,167
Telenav, Inc. *	9,800	45,766
Tenable Holdings, Inc. *	14,600	380,476
Teradata Corp. *	39,683	975,805
The Hackett Group, Inc.	8,738	129,585
The Trade Desk, Inc., Class A *	13,841	4,049,600
The Western Union Co.	146,525	2,794,232
TiVo Corp.	47,946	337,060
TTEC Holdings, Inc.	6,911	269,391
Twilio, Inc., Class A *	43,780	4,916,494
Tyler Technologies, Inc. *	13,583	4,355,932
Security	Number of Shares	Value ($)
Unisys Corp. *	19,913	250,705
Upland Software, Inc. *	6,900	218,247
Varonis Systems, Inc. *	11,243	753,843
Verint Systems, Inc. *	24,123	1,031,017
VeriSign, Inc. *	36,454	7,636,748
Verra Mobility Corp. *	44,543	399,105
VirnetX Holding Corp. *	26,091	145,066
Virtusa Corp. *	11,946	394,218
Visa, Inc., Class A	603,458	107,850,014
VMware, Inc., Class A *	27,523	3,619,825
WEX, Inc. *	15,124	2,001,208
Workday, Inc., Class A *	57,933	8,915,889
Workiva, Inc. *	13,800	529,230
Yext, Inc. *	32,885	420,928
Zendesk, Inc. *	39,027	3,000,396
Zix Corp. *	17,000	93,160
Zoom Video Communications, Inc., Class A *	10,307	1,393,197
Zscaler, Inc. *	23,496	1,576,112
Zuora, Inc., Class A *	24,237	256,185
		1,413,541,442

Technology Hardware & Equipment 6.3%
3D Systems Corp. *	47,641	404,472
Acacia Communications, Inc. *	12,609	853,503
ADTRAN, Inc.	15,268	156,955
Airgain, Inc. *	3,401	27,514
Akoustis Technologies, Inc. *(b)	7,703	69,789
Amphenol Corp., Class A	104,232	9,199,516
Anixter International, Inc. *	10,581	982,552
Apple, Inc.	1,471,952	432,459,498
Applied Optoelectronics, Inc. *(b)	6,000	64,320
Arista Networks, Inc. *	19,088	4,185,998
Arlo Technologies, Inc. *	21,716	59,502
Arrow Electronics, Inc. *	28,196	1,774,092
AstroNova, Inc.	1,900	13,357
Avid Technology, Inc. *	9,400	65,988
Avnet, Inc.	36,620	1,099,332
Badger Meter, Inc.	10,799	637,465
Bel Fuse, Inc., Class B	3,500	26,110
Belden, Inc.	15,007	513,089
Benchmark Electronics, Inc.	13,708	283,207
CalAmp Corp. *	9,892	66,474
Calix, Inc. *	21,409	246,204
Casa Systems, Inc. *	8,800	45,144
CDW Corp.	50,565	5,602,602
Ciena Corp. *	54,641	2,527,146
Cisco Systems, Inc.	1,496,396	63,417,263
Clearfield, Inc. *	3,291	42,882
Cognex Corp.	60,148	3,322,576
Coherent, Inc. *	8,677	1,109,528
CommScope Holding Co., Inc. *	65,675	723,082
Comtech Telecommunications Corp.	8,949	165,646
Corning, Inc.	270,145	5,945,892
CTS Corp.	12,607	291,978
Daktronics, Inc.	14,170	64,048
DASAN Zhone Solutions, Inc. *	4,470	28,653
Dell Technologies, Inc., Class C *	54,538	2,328,227
Diebold Nixdorf, Inc. *	28,307	139,554
Digi International, Inc. *	9,100	103,285
Dolby Laboratories, Inc., Class A	22,717	1,363,702
Eastman Kodak Co. *	13,330	29,993
EchoStar Corp., Class A *	18,394	580,331
EMCORE Corp. *	11,147	30,431
ePlus, Inc. *	5,276	373,277
Extreme Networks, Inc. *	46,911	159,497
F5 Networks, Inc. *	21,433	2,984,760

52
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Fabrinet *	12,888	808,722
FARO Technologies, Inc. *	6,085	334,006
Fitbit, Inc., Class A *	84,474	565,131
FLIR Systems, Inc.	46,961	2,038,107
Genasys, Inc. *	16,638	64,389
Harmonic, Inc. *	42,043	243,849
Hewlett Packard Enterprise Co.	453,110	4,558,287
HP, Inc.	524,338	8,132,482
Identiv, Inc. *	8,288	26,770
II-VI, Inc. *	31,320	1,078,034
Immersion Corp. *	10,166	70,755
Infinera Corp. *	59,301	365,591
Inseego Corp. *(b)	22,287	266,330
Insight Enterprises, Inc. *	11,782	639,645
InterDigital, Inc.	11,287	652,050
Intevac, Inc. *	6,954	38,247
IPG Photonics Corp. *	12,768	1,651,285
Iteris, Inc. *	21,620	86,264
Itron, Inc. *	12,104	845,101
Jabil, Inc.	48,471	1,378,515
Juniper Networks, Inc.	115,864	2,502,662
KEMET Corp.	20,294	548,141
Keysight Technologies, Inc. *	65,607	6,348,789
Kimball Electronics, Inc. *	11,150	150,748
Knowles Corp. *	30,607	475,939
KVH Industries, Inc. *	5,000	46,400
Littelfuse, Inc.	8,379	1,216,966
Lumentum Holdings, Inc. *	27,449	2,220,899
Luna Innovations, Inc. *	11,699	89,263
Methode Electronics, Inc.	13,419	402,838
MicroVision, Inc. *	37,436	13,099
Motorola Solutions, Inc.	60,463	8,695,184
MTS Systems Corp.	5,904	125,578
Napco Security Technologies, Inc. *	3,300	66,132
National Instruments Corp.	42,046	1,615,407
NCR Corp. *	45,182	927,135
NetApp, Inc.	79,678	3,487,506
NETGEAR, Inc. *	11,902	285,410
NetScout Systems, Inc. *	21,875	579,250
nLight, Inc. *	12,303	193,895
Novanta, Inc. *	12,175	1,057,886
OSI Systems, Inc. *	5,852	423,568
PAR Technology Corp. *	3,100	58,621
PC Connection, Inc.	4,382	201,353
PC-Tel, Inc. *	9,339	63,785
Plantronics, Inc.	11,458	161,787
Plexus Corp. *	10,389	651,286
Powerfleet, Inc. *	7,153	34,334
Pure Storage, Inc., Class A *	81,055	1,167,192
Ribbon Communications, Inc. *	38,283	139,542
Richardson Electronics Ltd.	6,205	24,820
Rogers Corp. *	6,788	753,740
Sanmina Corp. *	26,497	734,762
ScanSource, Inc. *	9,015	233,669
Seagate Technology plc	82,738	4,132,763
SYNNEX Corp.	14,547	1,273,735
TE Connectivity Ltd.	117,584	8,637,721
Tech Data Corp. *	12,518	1,760,532
TESSCO Technologies, Inc.	1,269	7,817
Trimble, Inc. *	87,429	3,027,666
TTM Technologies, Inc. *	37,069	429,630
Ubiquiti, Inc.	4,398	712,608
ViaSat, Inc. *	21,098	894,555
Viavi Solutions, Inc. *	80,514	972,609
Vishay Intertechnology, Inc.	49,432	820,077
Vishay Precision Group, Inc. *	4,093	94,630
Western Digital Corp.	105,134	4,844,575
Security	Number of Shares	Value ($)
Xerox Holdings Corp.	66,438	1,215,151
Zebra Technologies Corp., Class A *	18,993	4,361,932
		637,295,581

Telecommunication Services 1.8%
Alaska Communications Systems Group, Inc.	26,271	52,542
Anterix, Inc. *	3,968	208,320
AT&T, Inc.	2,573,671	78,419,755
ATN International, Inc.	4,631	287,678
Bandwidth, Inc., Class A *	6,262	510,729
Boingo Wireless, Inc. *	12,610	175,783
CenturyLink, Inc.	350,006	3,717,064
Cincinnati Bell, Inc. *	18,761	274,849
Cogent Communications Holdings, Inc.	14,646	1,227,774
Consolidated Communications Holdings, Inc.	30,887	193,662
GCI Liberty, Inc., Class A *	33,904	2,062,380
Globalstar, Inc. *	173,777	55,609
Gogo, Inc. *(b)	16,000	26,080
IDT Corp., Class B *	6,600	35,640
Iridium Communications, Inc. *	33,235	747,954
Ooma, Inc. *	5,385	62,789
ORBCOMM, Inc. *	28,696	75,757
Shenandoah Telecommunications Co.	17,629	943,328
Spok Holdings, Inc.	5,240	53,762
T-Mobile US, Inc. *	134,196	11,782,409
Telephone & Data Systems, Inc.	40,954	803,517
United States Cellular Corp. *	5,400	171,882
Verizon Communications, Inc.	1,455,627	83,625,771
Vonage Holdings Corp. *	76,936	643,185
		186,158,219

Transportation 1.6%
Air Transport Services Group, Inc. *	21,611	437,407
Alaska Air Group, Inc.	43,135	1,402,750
Allegiant Travel Co.	4,527	355,279
AMERCO	2,913	816,019
American Airlines Group, Inc. (b)	135,556	1,628,027
ArcBest Corp.	9,560	194,737
Atlas Air Worldwide Holdings, Inc. *	10,209	335,366
Avis Budget Group, Inc. *(b)	20,631	339,999
C.H. Robinson Worldwide, Inc.	47,756	3,385,900
Covenant Transportation Group, Inc., Class A *	3,000	26,640
CSX Corp.	275,292	18,232,589
Daseke, Inc. *	20,197	34,436
Delta Air Lines, Inc.	202,471	5,246,024
Eagle Bulk Shipping, Inc. *(b)	21,200	35,616
Echo Global Logistics, Inc. *	10,195	178,718
Expeditors International of Washington, Inc.	59,535	4,263,004
FedEx Corp.	84,566	10,720,432
Forward Air Corp.	9,608	495,773
Genco Shipping & Trading Ltd.	3,574	20,836
Hawaiian Holdings, Inc.	15,015	216,216
Heartland Express, Inc.	20,808	407,629
Hertz Global Holdings, Inc. *(b)	33,097	133,712
Hub Group, Inc., Class A *	12,833	617,396
JB Hunt Transport Services, Inc.	29,738	3,007,106
JetBlue Airways Corp. *	99,628	970,377
Kansas City Southern	34,846	4,549,145
Kirby Corp. *	21,385	1,142,387
Knight-Swift Transportation Holdings, Inc.	44,756	1,664,028

53
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Landstar System, Inc.	13,558	1,400,677
Lyft, Inc., Class A *	73,287	2,406,012
Macquarie Infrastructure Corp.	27,962	771,472
Marten Transport Ltd.	12,211	273,771
Matson, Inc.	14,354	434,065
Mesa Air Group, Inc. *	13,374	60,785
Norfolk Southern Corp.	91,667	15,684,224
Old Dominion Freight Line, Inc.	33,637	4,887,120
P.A.M. Transportation Services, Inc. *	907	34,629
Radiant Logistics, Inc. *	24,757	105,960
Ryder System, Inc.	18,502	654,971
Saia, Inc. *	9,047	837,028
Schneider National, Inc., Class B	12,428	272,297
SkyWest, Inc.	17,068	528,255
Southwest Airlines Co.	185,682	5,802,562
Spirit Airlines, Inc. *	23,183	348,209
Uber Technologies, Inc. *	73,983	2,239,465
Union Pacific Corp.	245,042	39,155,261
United Airlines Holdings, Inc. *	87,862	2,598,958
United Parcel Service, Inc., Class B	246,995	23,380,547
Universal Logistics Holdings, Inc.	3,300	45,969
Werner Enterprises, Inc.	16,196	649,783
XPO Logistics, Inc. *	32,204	2,149,295
YRC Worldwide, Inc. *	8,600	14,792
		165,593,655

Utilities 3.2%
ALLETE, Inc.	19,439	1,118,909
Alliant Energy Corp.	84,157	4,085,822
Ameren Corp.	86,534	6,295,349
American Electric Power Co., Inc.	174,522	14,504,523
American States Water Co.	13,159	1,044,430
American Water Works Co., Inc.	63,736	7,756,034
Artesian Resources Corp., Class A	3,837	132,492
Atmos Energy Corp.	42,522	4,335,968
Avangrid, Inc.	19,861	854,023
Avista Corp.	24,293	1,045,571
Black Hills Corp.	22,377	1,386,031
Cadiz, Inc. *	12,851	137,120
California Water Service Group	17,255	775,095
CenterPoint Energy, Inc.	179,574	3,058,145
Chesapeake Utilities Corp.	6,873	603,999
Clearway Energy, Inc., Class A	11,000	205,700
Clearway Energy, Inc., Class C	26,372	528,231
CMS Energy Corp.	100,062	5,712,540
Consolidated Edison, Inc.	116,872	9,209,514
Dominion Energy, Inc.	290,377	22,396,778
DTE Energy Co.	67,856	7,039,381
Duke Energy Corp.	257,001	21,757,705
Edison International	126,051	7,400,454
El Paso Electric Co.	13,777	936,836
Entergy Corp.	69,676	6,654,755
Essential Utilities, Inc.	75,565	3,157,861
Evergy, Inc.	80,395	4,697,480
Eversource Energy	113,915	9,192,940
Exelon Corp.	342,378	12,695,376
FirstEnergy Corp.	190,754	7,872,418
Genie Energy Ltd., Class B	5,585	44,010
Global Water Resources, Inc.	4,694	50,461
Hawaiian Electric Industries, Inc.	37,548	1,482,020
IDACORP, Inc.	18,285	1,678,197
MDU Resources Group, Inc.	69,771	1,567,057
MGE Energy, Inc.	11,963	773,528
Middlesex Water Co.	6,534	394,000
National Fuel Gas Co.	31,306	1,283,546
New Jersey Resources Corp.	33,082	1,117,510
NextEra Energy, Inc.	172,293	39,820,358
Security	Number of Shares	Value ($)
NiSource, Inc.	131,586	3,304,124
Northwest Natural Holding Co.	11,700	761,670
NorthWestern Corp.	17,760	1,024,574
NRG Energy, Inc.	86,997	2,917,009
OGE Energy Corp.	69,429	2,188,402
ONE Gas, Inc.	18,590	1,481,809
Ormat Technologies, Inc.	18,495	1,154,273
Otter Tail Corp.	15,277	677,993
Pinnacle West Capital Corp.	39,077	3,008,538
PNM Resources, Inc.	27,818	1,126,351
Portland General Electric Co.	30,909	1,446,232
PPL Corp.	268,684	6,829,947
Public Service Enterprise Group, Inc.	178,536	9,053,561
Pure Cycle Corp. *	8,000	82,160
RGC Resources, Inc.	2,000	49,740
Sempra Energy	99,186	12,284,186
SJW Group.	8,905	530,115
South Jersey Industries, Inc.	32,586	931,634
Southwest Gas Holdings, Inc.	19,658	1,490,076
Spark Energy, Inc., Class A	5,059	36,526
Spire, Inc.	17,363	1,266,804
Sunnova Energy International, Inc. *	7,283	91,766
TerraForm Power, Inc., Class A	27,688	479,556
The AES Corp.	234,436	3,106,277
The Southern Co.	370,180	21,000,311
The York Water Co.	4,611	185,916
UGI Corp.	71,912	2,170,304
Unitil Corp.	6,105	307,143
Vistra Energy Corp.	159,009	3,107,036
WEC Energy Group, Inc.	111,154	10,064,995
Xcel Energy, Inc.	184,281	11,712,900
		318,674,095
Total Common Stock
(Cost $6,498,043,043)		10,015,357,421

Rights 0.0% of net assets

Media & Entertainment 0.0%
Media General, Inc. CVR *(a)	18,400	1,566

Pharmaceuticals, Biotechnology & Life Sciences 0.0%
Elanco Animal Health, Inc. CVR *(a)	16,000	96
Total Rights
(Cost $402)		1,662

Other Investment Company 0.2% of net assets

Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 0.19% (d)	16,733,000	16,733,000
Total Other Investment Company
(Cost $16,733,000)		16,733,000

54
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Total Stock Market Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.2% of net assets

Time Deposit 0.2%
Australia & New Zealand Banking Group Ltd.
0.01%, 05/01/20 (e)	21,728,724	21,728,724
Total Short-Term Investment
(Cost $21,728,724)		21,728,724

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 06/19/20	80	5,226,800	504,455
S&P 500 Index, e-mini, expires 06/19/20	213	30,910,560	1,834,915
Net Unrealized Appreciation			2,339,370
*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $15,709,413.
(c)	Issuer is affiliated with the fund’s investment adviser.
(d)	The rate shown is the 7-day yield.
(e)	The rate shown is the current daily overnight rate.

CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
55
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.2% of net assets

Automobiles & Components 0.8%
Aptiv plc	397	27,611
Tesla, Inc. *	3,249	2,540,328
		2,567,939

Banks 0.1%
CIT Group, Inc.	185	3,511
Comerica, Inc.	188	6,554
First Republic Bank	697	72,690
Prosperity Bancshares, Inc.	222	13,304
Signature Bank	578	61,950
SVB Financial Group *	92	17,772
Synovus Financial Corp.	175	3,677
Western Alliance Bancorp	227	8,145
		187,603

Capital Goods 4.7%
3M Co.	9,641	1,464,661
A.O. Smith Corp.	520	22,038
Acuity Brands, Inc.	242	20,955
Air Lease Corp.	184	4,812
Allegion plc	1,580	158,853
Allison Transmission Holdings, Inc.	2,436	88,524
AMETEK, Inc.	4,061	340,596
Armstrong World Industries, Inc.	1,097	84,557
BWX Technologies, Inc.	1,575	83,570
Carlisle Cos., Inc.	1,078	130,395
Caterpillar, Inc.	940	109,397
Deere & Co.	706	102,412
Donaldson Co., Inc.	2,824	123,776
Dover Corp.	1,419	132,889
Emerson Electric Co.	1,207	68,835
Fastenal Co.	11,638	421,528
Flowserve Corp.	665	18,733
Fortive Corp.	1,476	94,464
Fortune Brands Home & Security, Inc.	981	47,284
General Dynamics Corp.	389	50,811
Graco, Inc.	3,701	165,287
HEICO Corp.	1,030	90,228
HEICO Corp., Class A	1,664	120,357
Hexcel Corp.	1,734	59,979
Honeywell International, Inc.	7,903	1,121,436
Hubbell, Inc.	671	83,493
Huntington Ingalls Industries, Inc.	717	137,241
IDEX Corp.	858	131,815
Illinois Tool Works, Inc.	7,212	1,171,950
Ingersoll Rand, Inc. *	4,468	129,929
L3Harris Technologies, Inc.	2,500	484,250
Lennox International, Inc.	724	135,156
Lincoln Electric Holdings, Inc.	1,232	99,188
Lockheed Martin Corp.	5,570	2,167,064
Nordson Corp.	1,170	188,265
Northrop Grumman Corp.	3,519	1,163,628
Quanta Services, Inc.	731	26,579
Raytheon Technologies Corp.	9,136	592,104
Security	Number of Shares	Value ($)
Rockwell Automation, Inc.	2,588	490,374
Roper Technologies, Inc.	355	121,066
Sensata Technologies Holding plc *	1,473	53,588
Spirit AeroSystems Holdings, Inc., Class A	2,043	45,273
The Boeing Co.	11,923	1,681,381
The Middleby Corp. *	1,237	68,814
The Toro Co.	2,405	153,463
Trane Technologies plc	5,039	440,509
TransDigm Group, Inc.	937	340,206
United Rentals, Inc. *	1,194	153,429
W.W. Grainger, Inc.	971	267,588
WABCO Holdings, Inc. *	968	130,080
Westinghouse Air Brake Technologies Corp.	1,112	62,739
Woodward, Inc.	1,008	61,045
Xylem, Inc.	4,030	289,757
		15,996,351

Commercial & Professional Services 1.2%
Cintas Corp.	1,904	422,364
Copart, Inc. *	4,516	361,777
CoreLogic, Inc.	99	3,803
CoStar Group, Inc. *	810	525,091
Equifax, Inc.	2,293	318,498
IAA, Inc. *	2,736	105,610
IHS Markit Ltd.	5,514	371,092
KAR Auction Services, Inc.	2,674	40,056
Nielsen Holdings plc	920	13,552
Republic Services, Inc.	311	24,364
Robert Half International, Inc.	2,544	120,255
Rollins, Inc.	3,153	126,120
TransUnion	4,207	331,469
Verisk Analytics, Inc.	3,597	549,729
Waste Management, Inc.	7,480	748,150
		4,061,930

Consumer Durables & Apparel 1.3%
Capri Holdings Ltd. *	1,359	20,725
Carter's, Inc.	428	33,470
Columbia Sportswear Co.	431	31,415
Hanesbrands, Inc.	6,192	61,548
Hasbro, Inc.	2,846	205,510
Lennar Corp., Class A	2,666	133,487
lululemon Athletica, Inc. *	2,656	593,563
Mattel, Inc. *	5,383	46,940
NIKE, Inc., Class B	26,347	2,296,931
NVR, Inc. *	72	223,200
Polaris, Inc.	1,171	83,059
Skechers U.S.A., Inc., Class A *	1,067	30,068
Tempur Sealy International, Inc. *	1,007	54,126
Under Armour, Inc., Class A *	2,780	28,968
Under Armour, Inc., Class C *	2,814	26,086
VF Corp.	6,926	402,400
		4,271,496

Consumer Services 1.9%
Bright Horizons Family Solutions, Inc. *	1,297	151,036
Chipotle Mexican Grill, Inc. *	575	505,166

56
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Choice Hotels International, Inc.	335	25,142
Darden Restaurants, Inc.	2,907	214,508
Domino's Pizza, Inc.	921	333,338
Dunkin' Brands Group, Inc.	1,724	108,336
Grand Canyon Education, Inc. *	111	9,548
H&R Block, Inc.	596	9,923
Hilton Grand Vacations, Inc. *	281	5,789
Hilton Worldwide Holdings, Inc.	6,157	466,146
Las Vegas Sands Corp.	3,629	174,265
Marriott International, Inc., Class A	6,174	561,464
McDonald's Corp.	2,734	512,789
MGM Resorts International	872	14,676
Norwegian Cruise Line Holdings Ltd. *	894	14,662
Planet Fitness, Inc., Class A *	1,836	110,766
Service Corp. International	1,408	51,730
ServiceMaster Global Holdings, Inc. *	445	15,152
Six Flags Entertainment Corp.	193	3,862
Starbucks Corp.	26,597	2,040,788
The Wendy's Co.	4,214	83,690
Vail Resorts, Inc.	812	138,852
Wyndham Hotels & Resorts, Inc.	640	24,134
Wynn Resorts Ltd.	1,833	156,776
Yum China Holdings, Inc.	6,570	318,382
Yum! Brands, Inc.	6,050	522,901
		6,573,821

Diversified Financials 2.0%
American Express Co.	8,323	759,474
Ameriprise Financial, Inc.	405	46,551
Cboe Global Markets, Inc.	616	61,218
Credit Acceptance Corp. *	202	62,937
Discover Financial Services	2,444	105,019
E*TRADE Financial Corp.	924	37,524
Evercore, Inc., Class A	328	16,925
FactSet Research Systems, Inc.	844	232,100
Interactive Brokers Group, Inc., Class A	462	18,942
Intercontinental Exchange, Inc.	4,932	441,167
Lazard Ltd., Class A	871	23,952
LendingTree, Inc. *	175	43,640
LPL Financial Holdings, Inc.	1,804	108,637
MarketAxess Holdings, Inc.	828	376,748
Moody's Corp.	3,663	893,406
Morningstar, Inc.	436	67,998
MSCI, Inc.	1,852	605,604
Raymond James Financial, Inc.	668	44,035
S&P Global, Inc.	5,542	1,623,141
SEI Investments Co.	1,378	70,223
Synchrony Financial	3,755	74,311
T. Rowe Price Group, Inc.	1,495	172,867
TD Ameritrade Holding Corp.	5,226	205,225
The Charles Schwab Corp. (a)	15,410	581,265
Virtu Financial, Inc., Class A	473	11,054
Voya Financial, Inc.	229	10,344
		6,694,307

Energy 0.2%
Cabot Oil & Gas Corp.	5,622	121,548
Cheniere Energy, Inc. *	2,993	139,743
Diamondback Energy, Inc.	767	33,395
Equitrans Midstream Corp.	569	4,768
ONEOK, Inc.	2,916	87,276
Parsley Energy, Inc., Class A	3,899	36,845
Pioneer Natural Resources Co.	1,570	140,217
		563,792

Security	Number of Shares	Value ($)
Food & Staples Retailing 1.1%
Casey's General Stores, Inc.	199	30,131
Costco Wholesale Corp.	9,900	2,999,700
Grocery Outlet Holding Corp. *	256	8,517
Sprouts Farmers Market, Inc. *	1,205	25,040
Sysco Corp.	10,611	597,081
		3,660,469

Food, Beverage & Tobacco 2.6%
Altria Group, Inc.	20,561	807,019
Brown-Forman Corp., Class A	935	53,033
Brown-Forman Corp., Class B	3,619	225,102
Campbell Soup Co.	2,116	105,758
Kellogg Co.	2,130	139,515
Lamb Weston Holdings, Inc.	847	51,972
McCormick & Co., Inc. - Non Voting Shares	1,784	279,803
Monster Beverage Corp. *	8,601	531,628
PepsiCo, Inc.	26,519	3,508,198
Pilgrim's Pride Corp. *	449	9,878
Post Holdings, Inc. *	666	61,172
The Coca-Cola Co.	58,917	2,703,701
The Hershey Co.	2,833	375,174
TreeHouse Foods, Inc. *	185	9,570
		8,861,523

Health Care Equipment & Services 6.5%
Abbott Laboratories	16,805	1,547,572
ABIOMED, Inc. *	997	190,676
Align Technology, Inc. *	1,753	376,632
AmerisourceBergen Corp.	3,346	300,002
Anthem, Inc.	1,669	468,538
Baxter International, Inc.	5,107	453,400
Becton, Dickinson & Co.	516	130,306
Boston Scientific Corp. *	31,270	1,172,000
Cantel Medical Corp.	449	16,613
Centene Corp. *	11,139	741,635
Cerner Corp.	7,027	487,604
Change Healthcare, Inc. *	2,675	31,137
Chemed Corp.	349	145,383
Cigna Corp. *	2,527	494,736
Danaher Corp.	733	119,816
DexCom, Inc. *	2,036	682,467
Edwards Lifesciences Corp. *	4,673	1,016,378
Encompass Health Corp.	1,110	73,538
Envista Holdings Corp. *	2,080	40,498
Guardant Health, Inc. *	819	63,030
HCA Healthcare, Inc.	3,626	398,425
Henry Schein, Inc. *	424	23,133
Hill-Rom Holdings, Inc.	772	86,842
Hologic, Inc. *	4,724	236,672
Humana, Inc.	1,278	487,966
ICU Medical, Inc. *	131	28,730
IDEXX Laboratories, Inc. *	1,910	530,216
Insulet Corp. *	1,333	266,227
Intuitive Surgical, Inc. *	2,580	1,318,070
Laboratory Corp. of America Holdings *	135	22,201
Masimo Corp. *	1,063	227,386
McKesson Corp.	393	55,511
Molina Healthcare, Inc. *	1,057	173,316
Penumbra, Inc. *	712	126,252
ResMed, Inc.	3,192	495,781
Steris plc	115	16,388
Stryker Corp.	7,725	1,440,172
Teleflex, Inc.	1,037	347,810
The Cooper Cos., Inc.	149	42,718

57
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
UnitedHealth Group, Inc.	21,293	6,227,564
Varian Medical Systems, Inc. *	2,043	233,678
Veeva Systems, Inc., Class A *	2,948	562,478
West Pharmaceutical Services, Inc.	1,244	235,439
		22,134,936

Household & Personal Products 0.6%
Church & Dwight Co., Inc.	5,534	387,325
Herbalife Nutrition Ltd. *	338	12,624
Reynolds Consumer Products, Inc.	405	13,134
The Clorox Co.	2,309	430,490
The Estee Lauder Cos., Inc., Class A	4,911	866,300
The Procter & Gamble Co.	3,200	377,184
		2,087,057

Insurance 0.8%
Alleghany Corp.	34	18,146
Aon plc	5,174	893,395
Arch Capital Group Ltd. *	1,155	27,755
Arthur J. Gallagher & Co.	886	69,551
Athene Holding Ltd., Class A *	1,228	33,156
Axis Capital Holdings Ltd.	182	6,661
Brown & Brown, Inc.	301	10,809
Erie Indemnity Co., Class A	361	64,280
Everest Re Group Ltd.	273	47,264
Kemper Corp.	275	18,485
Markel Corp. *	25	21,646
Marsh & McLennan Cos., Inc.	10,025	975,733
Primerica, Inc.	658	68,373
RenaissanceRe Holdings Ltd.	372	54,316
The Progressive Corp.	4,296	332,081
The Travelers Cos., Inc.	924	93,518
		2,735,169

Materials 1.2%
Air Products & Chemicals, Inc.	707	159,485
AptarGroup, Inc.	572	61,250
Avery Dennison Corp.	1,746	192,741
Axalta Coating Systems Ltd. *	1,434	28,307
Ball Corp.	7,267	476,643
Berry Global Group, Inc. *	1,116	44,406
CF Industries Holdings, Inc.	526	14,465
Crown Holdings, Inc. *	1,676	107,951
Eagle Materials, Inc.	792	48,320
Ecolab, Inc.	5,677	1,098,500
Element Solutions, Inc. *	1,995	20,449
Martin Marietta Materials, Inc.	428	81,418
NewMarket Corp.	138	56,779
PPG Industries, Inc.	1,727	156,863
Royal Gold, Inc.	472	57,834
RPM International, Inc.	478	31,744
Sealed Air Corp.	270	7,719
Southern Copper Corp.	1,357	44,021
The Scotts Miracle-Gro Co.	882	109,394
The Sherwin-Williams Co.	1,867	1,001,403
Vulcan Materials Co.	2,714	306,601
W.R. Grace & Co.	1,275	60,218
		4,166,511

Media & Entertainment 11.7%
Activision Blizzard, Inc.	930	59,269
Alphabet, Inc., Class A *	6,742	9,079,451
Alphabet, Inc., Class C *	6,752	9,106,152
Altice USA, Inc., Class A *	6,789	176,310
Security	Number of Shares	Value ($)
AMC Networks, Inc., Class A *	940	22,419
Cable One, Inc.	99	189,373
Charter Communications, Inc., Class A *	1,989	985,013
Comcast Corp., Class A	47,734	1,796,231
Electronic Arts, Inc. *	5,809	663,736
Facebook, Inc., Class A *	53,813	11,016,059
Fox Corp., Class A	698	18,057
Fox Corp., Class B	388	9,917
IAC/InterActiveCorp *	976	218,117
Live Nation Entertainment, Inc. *	2,885	129,450
Madison Square Garden Entertainment Corp. *	38	3,143
Madison Square Garden Sports C *	38	6,510
Match Group, Inc. *(b)	1,239	95,354
Netflix, Inc. *	9,477	3,978,919
Nexstar Media Group, Inc., Class A	782	54,771
Omnicom Group, Inc.	2,609	148,791
Roku, Inc. *	1,921	232,883
Sinclair Broadcast Group, Inc., Class A	1,294	22,839
Sirius XM Holdings, Inc.	30,990	183,151
Spotify Technology S.A. *	2,935	444,858
Take-Two Interactive Software, Inc. *	1,179	142,718
The Interpublic Group of Cos., Inc.	740	12,565
The New York Times Co., Class A	695	22,601
TripAdvisor, Inc.	2,096	41,857
Twitter, Inc. *	17,195	493,153
ViacomCBS, Inc., Class B	6,836	117,989
World Wrestling Entertainment, Inc., Class A	971	43,180
Zynga, Inc., Class A *	4,250	32,045
		39,546,881

Pharmaceuticals, Biotechnology & Life Sciences 8.2%
AbbVie, Inc.	33,313	2,738,329
Adaptive Biotechnologies Corp. *	1,080	34,571
Agilent Technologies, Inc.	667	51,132
Agios Pharmaceuticals, Inc. *	140	5,760
Alexion Pharmaceuticals, Inc. *	3,627	389,794
Alnylam Pharmaceuticals, Inc. *	2,022	266,297
Amgen, Inc.	12,222	2,923,747
Avantor, Inc. *	5,100	85,731
Bio-Techne Corp.	852	191,700
Biogen, Inc. *	1,342	398,346
BioMarin Pharmaceutical, Inc. *	4,018	369,736
Bristol-Myers Squibb Co.	30,920	1,880,245
Bruker Corp.	2,290	90,043
Charles River Laboratories International, Inc. *	1,084	156,822
Eli Lilly & Co.	19,160	2,962,902
Exact Sciences Corp. *	3,145	248,392
Exelixis, Inc. *	2,778	68,603
Gilead Sciences, Inc.	4,142	347,928
Horizon Therapeutics plc *	497	17,912
Illumina, Inc. *	3,304	1,054,075
Incyte Corp. *	4,038	394,351
Ionis Pharmaceuticals, Inc. *	2,871	159,427
IQVIA Holdings, Inc. *	1,696	241,833
Jazz Pharmaceuticals plc *	1,093	120,503
Johnson & Johnson	9,041	1,356,512
Merck & Co., Inc.	54,401	4,316,175
Mettler-Toledo International, Inc. *	533	383,728
Moderna, Inc. *	4,517	207,737
Nektar Therapeutics *	556	10,675
Neurocrine Biosciences, Inc. *	2,048	200,991
PerkinElmer, Inc.	556	50,335
PPD, Inc. *	944	22,562
PRA Health Sciences, Inc. *	1,422	137,223
Regeneron Pharmaceuticals, Inc. *	381	200,360
Sage Therapeutics, Inc. *	1,126	43,891

58
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Sarepta Therapeutics, Inc. *	1,582	186,486
Seattle Genetics, Inc. *	2,619	359,405
Thermo Fisher Scientific, Inc.	6,118	2,047,572
Vertex Pharmaceuticals, Inc. *	5,845	1,468,264
Waters Corp. *	1,434	268,158
Zoetis, Inc.	10,781	1,394,091
		27,852,344

Real Estate 2.3%
American Homes 4 Rent, Class A	2,490	60,109
American Tower Corp.	9,896	2,355,248
Americold Realty Trust	4,323	132,240
Brookfield Property REIT, Inc., Class A	1,351	13,233
CBRE Group, Inc., Class A *	2,766	118,744
Colony Capital, Inc.	369	852
CoreSite Realty Corp.	657	79,622
Crown Castle International Corp.	9,339	1,488,917
Equinix, Inc.	1,915	1,293,008
Equity LifeStyle Properties, Inc.	3,893	234,787
Extra Space Storage, Inc.	2,286	201,717
Iron Mountain, Inc.	751	18,159
Jones Lang LaSalle, Inc.	141	14,887
Lamar Advertising Co., Class A	1,908	109,996
Outfront Media, Inc.	427	6,700
Public Storage	2,524	468,076
SBA Communications Corp.	2,523	731,468
Simon Property Group, Inc.	6,129	409,233
Sun Communities, Inc.	487	65,453
The Howard Hughes Corp. *	262	14,190
UDR, Inc.	312	11,691
		7,828,330

Retailing 10.9%
Advance Auto Parts, Inc.	350	42,319
Amazon.com, Inc. *	9,420	23,305,080
AutoZone, Inc. *	534	544,851
Best Buy Co., Inc.	1,025	78,648
Booking Holdings, Inc. *	942	1,394,697
Burlington Stores, Inc. *	1,469	268,372
CarMax, Inc. *	1,734	127,709
Carvana Co. *	1,026	82,193
Dollar General Corp.	5,393	945,393
Dollar Tree, Inc. *	2,879	229,370
eBay, Inc.	17,003	677,230
Etsy, Inc. *	2,657	172,360
Expedia Group, Inc.	2,627	186,464
Five Below, Inc. *	1,225	110,446
Floor & Decor Holdings, Inc., Class A *	1,536	65,126
GrubHub, Inc. *	2,037	97,348
L Brands, Inc.	741	8,810
LKQ Corp. *	1,001	26,176
Lowe's Cos., Inc.	17,401	1,822,755
Nordstrom, Inc.	2,460	46,199
O'Reilly Automotive, Inc. *	1,677	647,892
Ollie's Bargain Outlet Holdings, Inc. *	1,173	79,658
Pool Corp.	864	182,874
Ross Stores, Inc.	7,969	728,048
Target Corp.	591	64,856
The Home Depot, Inc.	14,003	3,078,280
The TJX Cos., Inc.	27,347	1,341,370
Tractor Supply Co.	2,680	271,832
Ulta Beauty, Inc. *	1,234	268,913
Wayfair, Inc., Class A *	1,415	175,517
Williams-Sonoma, Inc.	300	18,552
		37,089,338

Security	Number of Shares	Value ($)
Semiconductors & Semiconductor Equipment 4.5%
Advanced Micro Devices, Inc. *	23,219	1,216,443
Analog Devices, Inc.	1,113	121,985
Applied Materials, Inc.	11,135	553,187
Broadcom, Inc.	8,702	2,363,637
Cree, Inc. *	190	8,195
Entegris, Inc.	3,014	163,449
KLA Corp.	3,529	579,074
Lam Research Corp.	2,852	728,059
Maxim Integrated Products, Inc.	2,285	125,629
Microchip Technology, Inc.	1,475	129,402
Monolithic Power Systems, Inc.	950	189,914
NVIDIA Corp.	13,146	3,842,313
QUALCOMM, Inc.	25,734	2,024,494
Skyworks Solutions, Inc.	200	20,776
Teradyne, Inc.	3,749	234,462
Texas Instruments, Inc.	21,127	2,452,211
Universal Display Corp.	963	144,566
Xilinx, Inc.	5,606	489,964
		15,387,760

Software & Services 24.5%
2U, Inc. *	460	10,925
Accenture plc, Class A	14,362	2,659,699
Adobe, Inc. *	10,845	3,835,226
Akamai Technologies, Inc. *	3,253	317,851
Alliance Data Systems Corp.	103	5,157
Alteryx, Inc., Class A *	1,013	114,651
Anaplan, Inc. *	1,946	79,514
ANSYS, Inc. *	1,881	492,502
Aspen Technology, Inc. *	1,531	156,545
Atlassian Corp. plc, Class A *	2,695	419,046
Autodesk, Inc. *	3,829	716,521
Automatic Data Processing, Inc.	9,804	1,438,149
Avalara, Inc. *	1,053	94,107
Bill.com Holdings, Inc. *	166	9,776
Black Knight, Inc. *	3,225	227,588
Booz Allen Hamilton Holding Corp.	3,062	224,873
Broadridge Financial Solutions, Inc.	2,557	296,612
Cadence Design Systems, Inc. *	6,259	507,793
CDK Global, Inc.	2,721	106,881
Ceridian HCM Holding, Inc. *	1,709	100,780
Citrix Systems, Inc.	2,335	338,598
Cognizant Technology Solutions Corp., Class A	972	56,395
Coupa Software, Inc. *	1,432	252,161
DocuSign, Inc. *	3,557	372,596
Dropbox, Inc., Class A *	4,719	99,193
Dynatrace, Inc. *	2,413	72,028
Elastic N.V. *	1,217	78,058
EPAM Systems, Inc. *	1,166	257,558
Euronet Worldwide, Inc. *	1,120	102,771
Fair Isaac Corp. *	634	223,764
Fidelity National Information Services, Inc.	8,411	1,109,327
FireEye, Inc. *	4,532	52,163
Fiserv, Inc. *	12,704	1,309,274
FleetCor Technologies, Inc. *	1,918	462,718
Fortinet, Inc. *	3,220	346,923
Gartner, Inc. *	1,962	233,105
Genpact Ltd.	4,225	145,467
Global Payments, Inc.	6,710	1,113,994
GoDaddy, Inc., Class A *	3,891	270,152
Guidewire Software, Inc. *	1,861	169,053
HubSpot, Inc. *	927	156,320
International Business Machines Corp.	12,092	1,518,272
Intuit, Inc.	5,607	1,512,825

59
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Jack Henry & Associates, Inc.	1,523	249,087
Manhattan Associates, Inc. *	1,423	100,948
Mastercard, Inc., Class A	19,975	5,492,526
Medallia, Inc. *	1,289	27,688
Microsoft Corp.	170,371	30,532,187
MongoDB, Inc. *	957	155,158
New Relic, Inc. *	1,148	61,636
Nutanix, Inc., Class A *	3,921	80,341
Okta, Inc. *	2,357	356,614
Oracle Corp.	45,220	2,395,303
Pagerduty, Inc. *	964	20,350
Palo Alto Networks, Inc. *	2,132	418,959
Paychex, Inc.	7,221	494,783
Paycom Software, Inc. *	1,107	288,949
Paylocity Holding Corp. *	770	88,188
PayPal Holdings, Inc. *	26,473	3,256,179
Pegasystems, Inc.	854	71,411
Pluralsight, Inc., Class A *	1,451	23,854
Proofpoint, Inc. *	1,255	152,771
PTC, Inc. *	2,331	161,422
RealPage, Inc. *	1,768	114,018
RingCentral, Inc., Class A *	1,674	382,559
Sabre Corp.	960	6,979
salesforce.com, Inc. *	18,920	3,064,094
ServiceNow, Inc. *	4,196	1,475,062
Smartsheet, Inc., Class A *	1,950	102,804
SolarWinds Corp. *	340	5,773
Splunk, Inc. *	3,506	492,102
Square, Inc., Class A *	7,732	503,662
SS&C Technologies Holdings, Inc.	4,492	247,779
Switch, Inc., Class A	1,360	23,351
Synopsys, Inc. *	3,353	526,823
Teradata Corp. *	2,483	61,057
The Trade Desk, Inc., Class A *	882	258,056
The Western Union Co.	2,107	40,181
Twilio, Inc., Class A *	2,758	309,723
Tyler Technologies, Inc. *	862	276,435
VeriSign, Inc. *	1,602	335,603
Visa, Inc., Class A	38,606	6,899,664
VMware, Inc., Class A *	1,729	227,398
WEX, Inc. *	962	127,292
Workday, Inc., Class A *	3,725	573,278
Zendesk, Inc. *	2,509	192,892
Zscaler, Inc. *	1,548	103,840
		82,845,690

Technology Hardware & Equipment 10.3%
Amphenol Corp., Class A	6,562	579,162
Apple, Inc.	92,858	27,281,680
Arista Networks, Inc. *	1,334	292,546
CDW Corp.	3,205	355,114
Cisco Systems, Inc.	96,549	4,091,747
Cognex Corp.	3,688	203,725
Corning, Inc.	5,351	117,775
Dell Technologies, Inc., Class C *	2,468	105,359
Dolby Laboratories, Inc., Class A	192	11,526
F5 Networks, Inc. *	1,267	176,442
FLIR Systems, Inc.	259	11,240
HP, Inc.	1,727	26,786
IPG Photonics Corp. *	56	7,242
Jabil, Inc.	679	19,311
Keysight Technologies, Inc. *	4,222	408,563
Motorola Solutions, Inc.	2,847	409,427
National Instruments Corp.	171	6,570
NCR Corp. *	2,892	59,344
NetApp, Inc.	5,166	226,116
Pure Storage, Inc., Class A *	5,322	76,637
Security	Number of Shares	Value ($)
Trimble, Inc. *	960	33,245
Ubiquiti, Inc.	191	30,948
Zebra Technologies Corp., Class A *	1,203	276,281
		34,806,786

Telecommunication Services 0.1%
T-Mobile US, Inc. *	3,676	322,753

Transportation 1.7%
Alaska Air Group, Inc.	1,248	40,585
American Airlines Group, Inc.	817	9,812
C.H. Robinson Worldwide, Inc.	2,314	164,063
CSX Corp.	5,987	396,519
Delta Air Lines, Inc.	2,588	67,055
Expeditors International of Washington, Inc.	2,726	195,195
JB Hunt Transport Services, Inc.	586	59,256
JetBlue Airways Corp. *	600	5,844
Landstar System, Inc.	796	82,235
Lyft, Inc., Class A *	491	16,120
Norfolk Southern Corp.	774	132,431
Old Dominion Freight Line, Inc.	917	133,231
Southwest Airlines Co.	6,243	195,094
Uber Technologies, Inc. *	2,303	69,712
Union Pacific Corp.	15,647	2,500,234
United Airlines Holdings, Inc. *	1,324	39,164
United Parcel Service, Inc., Class B	15,733	1,489,286
XPO Logistics, Inc. *	1,210	80,755
		5,676,591
Total Common Stock
(Cost $290,242,680)		335,919,377

Other Investment Companies 0.4% of net assets

Equity Funds 0.2%
iShares Russell 1000 Growth ETF	3,900	673,842

Money Market Fund 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.22% (c)	595,291	595,291

Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 0.19% (c)	89,345	89,345
Total Other Investment Companies
(Cost $1,313,044)		1,358,478

60
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Growth Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 1000 Growth Index,e-mini, expires 06/19/20	20	1,736,500	39,622
S&P 500 Index, e-mini, expires 06/19/20	1	145,120	1,868
Net Unrealized Appreciation			41,490
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $84,656.
(c)	The rate shown is the 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
61
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 98.9% of net assets

Automobiles & Components 0.8%
Aptiv plc	5,278	367,085
BorgWarner, Inc.	4,531	129,451
Ford Motor Co.	85,998	437,730
General Motors Co.	27,294	608,383
Gentex Corp.	5,563	134,847
Harley-Davidson, Inc.	3,369	73,545
Lear Corp.	1,340	130,851
The Goodyear Tire & Rubber Co.	5,100	36,567
Thor Industries, Inc.	1,162	76,924
		1,995,383

Banks 8.9%
Associated Banc-Corp.	3,390	47,935
Bank of America Corp.	175,908	4,230,587
Bank of Hawaii Corp.	871	59,385
Bank OZK	2,666	60,305
BankUnited, Inc.	2,058	40,769
BOK Financial Corp.	701	36,305
CIT Group, Inc.	1,906	36,176
Citigroup, Inc.	46,499	2,257,991
Citizens Financial Group, Inc.	9,545	213,713
Comerica, Inc.	2,909	101,408
Commerce Bancshares, Inc.	2,229	136,393
Cullen/Frost Bankers, Inc.	1,240	89,106
East West Bancorp, Inc.	3,186	111,733
F.N.B. Corp.	7,107	57,496
Fifth Third Bancorp	15,575	291,097
First Citizens BancShares, Inc., Class A	154	58,828
First Hawaiian, Inc.	2,879	50,642
First Horizon National Corp.	6,755	61,335
First Republic Bank	3,059	319,023
Huntington Bancshares, Inc.	22,288	205,941
JPMorgan Chase & Co.	68,625	6,571,530
KeyCorp	21,538	250,918
M&T Bank Corp.	2,862	320,773
MGIC Investment Corp.	7,619	55,695
New York Community Bancorp, Inc.	9,952	108,079
PacWest Bancorp	2,586	52,341
People's United Financial, Inc.	9,676	122,788
Pinnacle Financial Partners, Inc.	1,645	66,211
Popular, Inc.	2,069	79,843
Prosperity Bancshares, Inc.	1,782	106,795
Regions Financial Corp.	21,194	227,835
Signature Bank	590	63,236
Sterling Bancorp	4,298	52,994
SVB Financial Group *	1,056	203,988
Synovus Financial Corp.	2,843	59,731
TCF Financial Corp.	3,321	98,600
Texas Capital Bancshares, Inc. *	1,101	30,586
TFS Financial Corp.	1,069	14,592
The PNC Financial Services Group, Inc.	9,514	1,014,858
Truist Financial Corp.	29,441	1,098,738
U.S. Bancorp	30,645	1,118,542
Umpqua Holdings Corp.	4,834	60,546
Webster Financial Corp.	2,006	56,670
Security	Number of Shares	Value ($)
Wells Fargo & Co.	81,978	2,381,461
Western Alliance Bancorp	1,865	66,916
Wintrust Financial Corp.	1,258	52,710
Zions Bancorp NA	3,574	112,974
		22,916,118

Capital Goods 6.8%
3M Co.	2,893	439,505
A.O. Smith Corp.	2,492	105,611
Acuity Brands, Inc.	640	55,418
AECOM *	3,297	119,549
AGCO Corp.	1,373	72,549
Air Lease Corp.	2,151	56,249
Allegion plc	502	50,471
AMETEK, Inc.	1,024	85,883
BWX Technologies, Inc.	534	28,334
Carlisle Cos., Inc.	162	19,595
Carrier Global Corp. *	17,846	316,053
Caterpillar, Inc.	10,873	1,265,400
Colfax Corp. *	2,036	52,508
Crane Co.	1,101	59,949
Cummins, Inc.	3,225	527,287
Curtiss-Wright Corp.	934	96,809
Deere & Co.	5,540	803,632
Dover Corp.	1,789	167,540
Eaton Corp. plc	9,077	757,929
Emerson Electric Co.	12,298	701,355
Fastenal Co.	1,194	43,247
Flowserve Corp.	2,257	63,580
Fluor Corp.	3,068	35,896
Fortive Corp.	5,037	322,368
Fortune Brands Home & Security, Inc.	2,085	100,497
Gates Industrial Corp. plc *	1,007	8,650
General Dynamics Corp.	5,231	683,273
General Electric Co.	190,391	1,294,659
GrafTech International Ltd.	1,252	10,166
HD Supply Holdings, Inc. *	3,558	105,601
Hexcel Corp.	137	4,739
Honeywell International, Inc.	8,102	1,149,674
Howmet Aerospace, Inc.	8,451	110,455
Hubbell, Inc.	535	66,570
Huntington Ingalls Industries, Inc.	181	34,645
IDEX Corp.	830	127,513
Ingersoll Rand, Inc. *	3,168	92,125
ITT, Inc.	1,926	101,539
Jacobs Engineering Group, Inc.	2,821	233,438
Johnson Controls International plc	16,806	489,223
L3Harris Technologies, Inc.	2,413	467,398
Lennox International, Inc.	67	12,508
Lincoln Electric Holdings, Inc.	67	5,394
Masco Corp.	6,081	249,564
MSC Industrial Direct Co., Inc., Class A	958	57,135
Nordson Corp.	113	18,183
nVent Electric plc	3,325	62,011
Oshkosh Corp.	1,492	100,755
Otis Worldwide Corp. *	8,923	454,270
Owens Corning	2,358	102,243
PACCAR, Inc.	7,455	516,110
Parker-Hannifin Corp.	2,813	444,791

62
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Pentair plc	3,675	127,118
Quanta Services, Inc.	2,395	87,082
Raytheon Technologies Corp.	23,290	1,509,425
Regal Beloit Corp.	894	63,483
Resideo Technologies, Inc. *	2,699	13,846
Roper Technologies, Inc.	1,902	648,639
Sensata Technologies Holding plc *	1,987	72,287
Snap-on, Inc.	1,193	155,436
Spirit AeroSystems Holdings, Inc., Class A	208	4,609
Stanley Black & Decker, Inc.	3,329	366,856
Teledyne Technologies, Inc. *	786	255,977
Textron, Inc.	5,058	133,329
The Timken Co.	1,458	54,792
Trane Technologies plc	309	27,013
TransDigm Group, Inc.	212	76,973
Trinity Industries, Inc.	2,208	42,592
United Rentals, Inc. *	475	61,037
Univar Solutions, Inc. *	3,719	54,000
Valmont Industries, Inc.	466	54,634
WABCO Holdings, Inc. *	182	24,457
Watsco, Inc.	712	114,625
WESCO International, Inc. *	913	23,619
Westinghouse Air Brake Technologies Corp.	2,844	160,458
Woodward, Inc.	219	13,263
		17,495,396

Commercial & Professional Services 0.5%
ADT, Inc.	2,488	14,256
Clean Harbors, Inc. *	1,131	60,429
CoreLogic, Inc.	1,642	63,086
Equifax, Inc.	404	56,116
IAA, Inc. *	256	9,882
IHS Markit Ltd.	3,176	213,745
KAR Auction Services, Inc.	272	4,074
ManpowerGroup, Inc.	1,289	95,695
Nielsen Holdings plc	6,831	100,621
Republic Services, Inc.	4,382	343,286
Stericycle, Inc. *	1,959	95,599
Waste Management, Inc.	2,036	203,641
		1,260,430

Consumer Durables & Apparel 0.8%
Brunswick Corp.	1,778	84,846
Capri Holdings Ltd. *	1,829	27,892
Carter's, Inc.	528	41,290
Columbia Sportswear Co.	226	16,473
D.R. Horton, Inc.	7,378	348,389
Garmin Ltd.	3,187	258,657
Hanesbrands, Inc.	1,768	17,574
Leggett & Platt, Inc.	2,877	101,069
Lennar Corp., B Shares	182	6,943
Lennar Corp., Class A	3,568	178,650
Mattel, Inc. *	2,344	20,440
Mohawk Industries, Inc. *	1,294	113,510
Newell Brands, Inc.	8,335	115,690
Polaris, Inc.	131	9,292
PulteGroup, Inc.	5,535	156,474
PVH Corp.	1,591	78,325
Ralph Lauren Corp.	1,060	78,207
Skechers U.S.A., Inc., Class A *	1,842	51,907
Tapestry, Inc.	6,070	90,322
Toll Brothers, Inc.	2,658	63,845
Under Armour, Inc., Class A *	1,421	14,807
Security	Number of Shares	Value ($)
Under Armour, Inc., Class C *	1,459	13,525
Whirlpool Corp.	1,360	151,966
		2,040,093

Consumer Services 1.8%
Aramark	5,502	150,260
Caesars Entertainment Corp. *	12,642	122,122
Carnival Corp. (a)	9,786	155,597
Choice Hotels International, Inc.	417	31,296
Dunkin' Brands Group, Inc.	126	7,918
Extended Stay America, Inc.	3,997	43,447
frontdoor, Inc. *	1,863	72,117
Graham Holdings Co., Class B	92	35,881
Grand Canyon Education, Inc. *	945	81,289
H&R Block, Inc.	3,642	60,639
Hilton Grand Vacations, Inc. *	1,621	33,393
Hyatt Hotels Corp., Class A	793	44,614
International Game Technology plc	2,153	16,234
Las Vegas Sands Corp.	3,854	185,069
McDonald's Corp.	13,912	2,609,335
MGM Resorts International	9,799	164,917
Norwegian Cruise Line Holdings Ltd. *	3,711	60,860
Royal Caribbean Cruises Ltd.	3,768	176,229
Service Corp. International	2,491	91,519
ServiceMaster Global Holdings, Inc. *	2,520	85,806
Six Flags Entertainment Corp.	1,583	31,676
Vail Resorts, Inc.	94	16,074
Wyndham Destinations, Inc.	1,965	50,245
Wyndham Hotels & Resorts, Inc.	1,423	53,661
Wynn Resorts Ltd.	369	31,561
Yum China Holdings, Inc.	1,535	74,386
Yum! Brands, Inc.	738	63,785
		4,549,930

Diversified Financials 8.0%
Affiliated Managers Group, Inc.	1,076	75,277
AGNC Investment Corp.	11,880	147,550
Ally Financial, Inc.	8,231	134,906
American Express Co.	6,438	587,467
Ameriprise Financial, Inc.	2,398	275,626
Annaly Capital Management, Inc.	31,394	196,212
Berkshire Hathaway, Inc., Class B *	43,047	8,065,286
BGC Partners, Inc., Class A	6,567	20,325
BlackRock, Inc.	2,606	1,308,316
Capital One Financial Corp.	9,994	647,211
Cboe Global Markets, Inc.	1,832	182,064
Chimera Investment Corp.	4,089	31,771
CME Group, Inc.	7,789	1,388,078
Credit Acceptance Corp. *	26	8,101
Discover Financial Services	4,415	189,713
E*TRADE Financial Corp.	3,996	162,278
Eaton Vance Corp.	2,340	85,878
Equitable Holdings, Inc.	9,105	166,804
Evercore, Inc., Class A	547	28,225
Franklin Resources, Inc.	6,070	114,359
Interactive Brokers Group, Inc., Class A	1,195	48,995
Intercontinental Exchange, Inc.	7,275	650,749
Invesco Ltd.	8,374	72,184
Janus Henderson Group plc	3,456	61,862
Jefferies Financial Group, Inc.	5,520	75,734
Lazard Ltd., Class A	1,404	38,610
Legg Mason, Inc.	1,883	93,830
MFA Financial, Inc.	9,853	17,243
Morgan Stanley	25,605	1,009,605
Nasdaq, Inc.	2,518	276,149
Navient Corp.	4,266	32,507

63
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
New Residential Investment Corp.	9,106	55,456
Northern Trust Corp.	4,237	335,401
OneMain Holdings, Inc.	1,431	34,644
Raymond James Financial, Inc.	2,095	138,102
Santander Consumer USA Holdings, Inc.	2,250	35,077
SEI Investments Co.	1,466	74,707
SLM Corp.	9,260	77,228
Starwood Property Trust, Inc.	5,983	77,420
State Street Corp.	7,842	494,360
Synchrony Financial	9,821	194,358
T. Rowe Price Group, Inc.	3,603	416,615
TD Ameritrade Holding Corp.	758	29,767
The Bank of New York Mellon Corp.	17,624	661,605
The Charles Schwab Corp. (b)	10,069	379,803
The Goldman Sachs Group, Inc.	7,009	1,285,591
Two Harbors Investment Corp.	5,954	27,210
Virtu Financial, Inc., Class A	635	14,840
Voya Financial, Inc.	2,750	124,217
		20,649,316

Energy 6.4%
Antero Midstream Corp.	5,309	25,218
Antero Resources Corp. *	5,370	16,003
Apache Corp.	8,255	107,975
Apergy Corp. *	1,695	15,611
Baker Hughes Co.	14,292	199,373
Cabot Oil & Gas Corp.	3,291	71,151
Centennial Resource Development, Inc., Class A *	4,698	5,544
Cheniere Energy, Inc. *	2,151	100,430
Chesapeake Energy Corp. *(a)	165	2,887
Chevron Corp.	41,951	3,859,492
Cimarex Energy Co.	2,195	55,797
Concho Resources, Inc.	4,368	247,753
ConocoPhillips	23,889	1,005,727
Continental Resources, Inc.	1,879	30,797
Devon Energy Corp.	8,410	104,873
Diamondback Energy, Inc.	2,785	121,259
EOG Resources, Inc.	12,762	606,323
EQT Corp.	5,582	81,441
Equitrans Midstream Corp.	4,017	33,662
Exxon Mobil Corp.	93,151	4,328,727
Halliburton Co.	19,132	200,886
Helmerich & Payne, Inc.	2,341	46,282
Hess Corp.	5,904	287,171
HollyFrontier Corp.	3,280	108,371
Kinder Morgan, Inc.	42,906	653,458
Kosmos Energy Ltd.	7,936	13,094
Marathon Oil Corp.	17,615	107,804
Marathon Petroleum Corp.	14,150	453,932
Murphy Oil Corp.	3,187	37,798
National Oilwell Varco, Inc.	8,471	107,073
Noble Energy, Inc.	10,407	102,093
Occidental Petroleum Corp.	19,690	326,854
ONEOK, Inc.	6,154	184,189
Parsley Energy, Inc., Class A	2,758	26,063
Patterson-UTI Energy, Inc.	4,140	15,277
PBF Energy, Inc., Class A	2,617	29,834
Phillips 66	9,701	709,822
Pioneer Natural Resources Co.	2,077	185,497
Range Resources Corp.	4,552	26,538
Schlumberger Ltd.	30,465	512,421
Targa Resources Corp.	5,023	65,098
The Williams Cos., Inc.	26,672	516,637
Transocean Ltd. *	12,694	16,248
Security	Number of Shares	Value ($)
Valero Energy Corp.	9,016	571,164
WPX Energy, Inc. *	9,081	55,667
		16,379,314

Food & Staples Retailing 2.0%
Casey's General Stores, Inc.	601	90,998
Grocery Outlet Holding Corp. *	1,257	41,820
Sprouts Farmers Market, Inc. *	1,362	28,302
The Kroger Co.	17,464	552,037
U.S. Foods Holding Corp. *	4,792	103,028
Walgreens Boots Alliance, Inc.	16,573	717,445
Walmart, Inc.	30,578	3,716,756
		5,250,386

Food, Beverage & Tobacco 4.7%
Altria Group, Inc.	21,078	827,312
Archer-Daniels-Midland Co.	12,241	454,631
Beyond Meat, Inc. *	1,041	103,049
Brown-Forman Corp., Class A	56	3,176
Brown-Forman Corp., Class B	258	16,048
Bunge Ltd.	3,023	119,922
Campbell Soup Co.	1,587	79,318
ConAgra Brands, Inc.	10,598	354,397
Constellation Brands, Inc., Class A	3,485	573,945
Flowers Foods, Inc.	4,276	95,269
General Mills, Inc.	13,308	797,016
Hormel Foods Corp.	6,105	286,019
Ingredion, Inc.	1,466	119,039
Kellogg Co.	3,338	218,639
Keurig Dr Pepper, Inc.	5,200	137,592
Lamb Weston Holdings, Inc.	2,379	145,975
McCormick & Co., Inc. - Non Voting Shares	952	149,312
Molson Coors Beverage Co., Class B	3,823	156,781
Mondelez International, Inc., Class A	31,272	1,608,632
PepsiCo, Inc.	4,932	652,454
Philip Morris International, Inc.	34,199	2,551,245
Pilgrim's Pride Corp. *	755	16,610
Post Holdings, Inc. *	790	72,562
Seaboard Corp.	6	18,067
The Coca-Cola Co.	26,826	1,231,045
The Hain Celestial Group, Inc. *	1,824	47,132
The Hershey Co.	403	53,369
The JM Smucker Co.	2,413	277,278
The Kraft Heinz Co.	13,719	416,097
TreeHouse Foods, Inc. *	1,012	52,351
Tyson Foods, Inc., Class A	6,324	393,290
		12,027,572

Health Care Equipment & Services 6.8%
Abbott Laboratories	21,486	1,978,646
Acadia Healthcare Co., Inc. *	1,907	45,787
Anthem, Inc.	3,951	1,109,164
Baxter International, Inc.	5,623	499,210
Becton, Dickinson & Co.	5,389	1,360,884
Cantel Medical Corp.	358	13,246
Cardinal Health, Inc.	6,427	318,008
Centene Corp. *	1,830	121,841
Change Healthcare, Inc. *	2,395	27,878
Cigna Corp. *	5,595	1,095,389
Covetrus, Inc. *	2,127	25,290
CVS Health Corp.	28,561	1,757,930
Danaher Corp.	12,838	2,098,500
DaVita, Inc. *	1,913	151,146
DENTSPLY SIRONA, Inc.	4,898	207,871
Encompass Health Corp.	1,062	70,358

64
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Envista Holdings Corp. *	1,118	21,767
HCA Healthcare, Inc.	2,381	261,624
Henry Schein, Inc. *	2,806	153,095
Hill-Rom Holdings, Inc.	709	79,755
Hologic, Inc. *	1,127	56,463
Humana, Inc.	1,661	634,203
ICU Medical, Inc. *	293	64,258
Integra LifeSciences Holdings Corp. *	1,555	79,383
Laboratory Corp. of America Holdings *	1,998	328,571
McKesson Corp.	3,159	446,209
MEDNAX, Inc. *	1,793	26,034
Medtronic plc	29,531	2,883,112
Molina Healthcare, Inc. *	295	48,371
Premier, Inc., Class A *	1,351	44,799
Quest Diagnostics, Inc.	2,919	321,411
Steris plc	1,734	247,095
The Cooper Cos., Inc.	924	264,911
Universal Health Services, Inc., Class B	1,719	181,681
West Pharmaceutical Services, Inc.	390	73,811
Zimmer Biomet Holdings, Inc.	4,508	539,608
		17,637,309

Household & Personal Products 3.3%
Colgate-Palmolive Co.	18,492	1,299,433
Coty, Inc., Class A	6,415	34,962
Energizer Holdings, Inc.	1,378	53,687
Herbalife Nutrition Ltd. *	1,854	69,247
Kimberly-Clark Corp.	7,509	1,039,846
Nu Skin Enterprises, Inc., Class A	1,205	35,198
Reynolds Consumer Products, Inc.	616	19,977
Spectrum Brands Holdings, Inc.	992	42,716
The Clorox Co.	512	95,457
The Procter & Gamble Co.	50,445	5,945,952
		8,636,475

Insurance 3.8%
Aflac, Inc.	15,972	594,797
Alleghany Corp.	275	146,770
American Financial Group, Inc.	1,617	107,110
American International Group, Inc.	19,141	486,756
American National Insurance Co.	162	13,041
Arch Capital Group Ltd. *	7,274	174,794
Arthur J. Gallagher & Co.	3,234	253,869
Assurant, Inc.	1,329	141,193
Assured Guaranty Ltd.	2,046	60,828
Athene Holding Ltd., Class A *	1,806	48,762
Axis Capital Holdings Ltd.	1,632	59,731
Brighthouse Financial, Inc. *	2,329	59,879
Brown & Brown, Inc.	4,876	175,097
Chubb Ltd.	9,913	1,070,703
Cincinnati Financial Corp.	3,344	220,035
CNA Financial Corp.	619	19,548
Erie Indemnity Co., Class A	182	32,407
Everest Re Group Ltd.	614	106,302
Fidelity National Financial, Inc.	5,803	156,971
First American Financial Corp.	2,396	110,504
Globe Life, Inc.	2,344	193,005
Kemper Corp.	1,124	75,555
Lincoln National Corp.	4,383	155,465
Loews Corp.	5,442	188,620
Markel Corp. *	273	236,374
Marsh & McLennan Cos., Inc.	1,361	132,466
Mercury General Corp.	600	24,576
MetLife, Inc.	17,106	617,184
Old Republic International Corp.	6,189	98,715
Primerica, Inc.	251	26,081
Security	Number of Shares	Value ($)
Principal Financial Group, Inc.	5,985	217,914
Prudential Financial, Inc.	8,723	544,053
Reinsurance Group of America, Inc.	1,373	143,726
RenaissanceRe Holdings Ltd.	592	86,438
The Allstate Corp.	6,998	711,837
The Hanover Insurance Group, Inc.	841	84,420
The Hartford Financial Services Group, Inc.	7,916	300,729
The Progressive Corp.	8,628	666,944
The Travelers Cos., Inc.	4,695	475,181
Unum Group	4,453	77,705
W.R. Berkley Corp.	3,158	170,532
White Mountains Insurance Group Ltd.	68	66,164
Willis Towers Watson plc	2,835	505,452
		9,838,233

Materials 4.3%
Air Products & Chemicals, Inc.	4,153	936,834
Albemarle Corp.	2,310	141,903
Alcoa Corp. *	4,076	33,219
AptarGroup, Inc.	842	90,161
Arconic Corp. *	2,112	18,417
Ardagh Group S.A.	421	5,237
Ashland Global Holdings, Inc.	1,215	74,953
Avery Dennison Corp.	119	13,136
Axalta Coating Systems Ltd. *	3,136	61,905
Berry Global Group, Inc. *	1,782	70,906
Cabot Corp.	1,236	41,888
Celanese Corp.	2,619	217,560
CF Industries Holdings, Inc.	4,315	118,662
Corteva, Inc. *	16,490	431,873
Crown Holdings, Inc. *	1,209	77,872
Domtar Corp.	1,249	29,177
Dow, Inc. *	16,472	604,358
DuPont de Nemours, Inc.	16,314	767,084
Eagle Materials, Inc.	157	9,579
Eastman Chemical Co.	3,003	181,712
Element Solutions, Inc. *	2,982	30,565
FMC Corp.	2,841	261,088
Freeport-McMoRan, Inc.	31,835	281,103
Graphic Packaging Holding Co.	6,346	84,719
Huntsman Corp.	4,738	79,646
International Flavors & Fragrances, Inc.	2,345	307,265
International Paper Co.	8,630	295,577
Linde plc	11,818	2,174,394
LyondellBasell Industries N.V., Class A	5,846	338,776
Martin Marietta Materials, Inc.	950	180,718
NewMarket Corp.	13	5,349
Newmont Corp.	17,973	1,069,034
Nucor Corp.	6,697	275,849
O-I Glass, Inc.	3,397	27,991
Olin Corp.	3,455	46,124
Packaging Corp. of America	2,055	198,616
PPG Industries, Inc.	3,500	317,905
Reliance Steel & Aluminum Co.	1,430	128,099
Royal Gold, Inc.	979	119,957
RPM International, Inc.	2,336	155,134
Sealed Air Corp.	3,163	90,430
Silgan Holdings, Inc.	1,706	58,857
Sonoco Products Co.	2,178	106,374
Southern Copper Corp.	502	16,285
Steel Dynamics, Inc.	4,521	109,725
The Chemours Co.	3,587	42,076
The Mosaic Co.	7,587	87,326
United States Steel Corp. (a)	3,717	28,547
Valvoline, Inc.	4,137	71,115
Vulcan Materials Co.	234	26,435

65
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Westlake Chemical Corp.	775	33,674
WestRock Co.	5,589	179,910
		11,155,099

Media & Entertainment 4.1%
Activision Blizzard, Inc.	15,763	1,004,576
Charter Communications, Inc., Class A *	1,360	673,513
Cinemark Holdings, Inc.	2,346	33,501
Comcast Corp., Class A	52,528	1,976,629
Discovery, Inc., Class A *	3,428	76,856
Discovery, Inc., Class C *	7,416	151,360
DISH Network Corp., Class A *	5,707	142,761
Electronic Arts, Inc. *	608	69,470
Fox Corp., Class A	6,777	175,321
Fox Corp., Class B	3,179	81,255
IAC/InterActiveCorp *	684	152,860
John Wiley & Sons, Inc., Class A	957	35,935
Liberty Broadband Corp., Class A *	540	64,811
Liberty Broadband Corp., Class C *	2,315	284,004
Liberty Media Corp. - Liberty Formula One, Class A *	556	16,819
Liberty Media Corp. - Liberty Formula One, Class C *	4,336	139,576
Liberty Media Corp. - Liberty SiriusXM, Class A *	1,853	62,465
Liberty Media Corp. - Liberty SiriusXM, Class C *	3,388	115,429
Lions Gate Entertainment Corp., Class A *	1,122	8,011
Lions Gate Entertainment Corp., Class B *	2,517	16,814
Madison Square Garden Entertainment Corp. *	374	30,930
Madison Square Garden Sports C *	374	64,074
News Corp., Class A	8,447	83,710
News Corp., Class B	2,657	27,154
Nexstar Media Group, Inc., Class A	222	15,549
Omnicom Group, Inc.	2,217	126,435
Sinclair Broadcast Group, Inc., Class A	65	1,147
Take-Two Interactive Software, Inc. *	1,324	160,270
The Interpublic Group of Cos., Inc.	7,680	130,406
The New York Times Co., Class A	2,887	93,885
The Walt Disney Co.	38,418	4,154,907
TripAdvisor, Inc.	244	4,873
ViacomCBS, Inc., Class B	5,503	94,982
Zillow Group, Inc., Class A *	1,229	53,511
Zillow Group, Inc., Class C *	2,760	121,330
Zynga, Inc., Class A *	14,723	111,011
		10,556,140

Pharmaceuticals, Biotechnology & Life Sciences 8.8%
Adaptive Biotechnologies Corp. *	425	13,604
Agilent Technologies, Inc.	6,161	472,302
Agios Pharmaceuticals, Inc. *	1,178	48,463
Alexion Pharmaceuticals, Inc. *	1,137	122,194
Alkermes plc *	3,423	46,929
Allergan plc	7,215	1,351,658
Alnylam Pharmaceuticals, Inc. *	385	50,705
Amgen, Inc.	1,038	248,310
Avantor, Inc. *	2,004	33,687
Bio-Rad Laboratories, Inc., Class A *	466	205,087
Biogen, Inc. *	2,510	745,043
Bluebird Bio, Inc. *	1,209	65,141
Bristol-Myers Squibb Co.	21,251	1,292,273
Catalent, Inc. *	3,369	232,966
Elanco Animal Health, Inc. *	8,708	215,175
Exelixis, Inc. *	3,874	95,669
Security	Number of Shares	Value ($)
Gilead Sciences, Inc.	24,024	2,018,016
Horizon Therapeutics plc *	3,613	130,213
IQVIA Holdings, Inc. *	2,224	317,120
Jazz Pharmaceuticals plc *	136	14,994
Johnson & Johnson	49,630	7,446,485
Merck & Co., Inc.	2,915	231,276
Moderna, Inc. *	480	22,075
Mylan N.V. *	11,300	189,501
Nektar Therapeutics *	3,121	59,923
PerkinElmer, Inc.	1,889	171,011
Perrigo Co., plc	2,770	147,641
Pfizer, Inc.	122,426	4,696,261
PPD, Inc. *	614	14,675
QIAGEN N.V. *	4,859	202,572
Regeneron Pharmaceuticals, Inc. *	1,427	750,431
Thermo Fisher Scientific, Inc.	2,799	936,769
United Therapeutics Corp. *	948	103,863
		22,692,032

Real Estate 4.9%
Alexandria Real Estate Equities, Inc.	2,664	418,488
American Campus Communities, Inc.	3,001	105,905
American Homes 4 Rent, Class A	3,222	77,779
Apartment Investment & Management Co., Class A	3,243	122,164
Apple Hospitality REIT, Inc.	4,609	44,615
AvalonBay Communities, Inc.	3,060	498,627
Boston Properties, Inc.	3,397	330,120
Brandywine Realty Trust	3,823	42,665
Brixmor Property Group, Inc.	6,515	74,597
Camden Property Trust	2,050	180,543
CBRE Group, Inc., Class A *	4,640	199,195
Colony Capital, Inc.	9,907	22,885
Columbia Property Trust, Inc.	2,519	35,997
CoreSite Realty Corp.	181	21,935
Corporate Office Properties Trust	2,458	64,940
Cousins Properties, Inc.	3,196	96,423
CubeSmart	4,217	106,268
CyrusOne, Inc.	2,457	172,359
Digital Realty Trust, Inc.	5,736	857,475
Douglas Emmett, Inc.	3,641	111,014
Duke Realty Corp.	8,073	280,133
Empire State Realty Trust, Inc., Class A	3,279	27,412
EPR Properties	1,709	50,279
Equity Commonwealth	2,642	89,696
Equity Residential	8,039	523,017
Essex Property Trust, Inc.	1,438	351,016
Extra Space Storage, Inc.	524	46,238
Federal Realty Investment Trust	1,639	136,480
Gaming & Leisure Properties, Inc.	4,442	125,442
Healthcare Trust of America, Inc., Class A	4,720	116,254
Healthpeak Properties, Inc.	11,119	290,651
Highwoods Properties, Inc.	2,240	86,934
Host Hotels & Resorts, Inc.	15,615	192,221
Hudson Pacific Properties, Inc.	3,334	81,950
Invitation Homes, Inc.	11,741	277,675
Iron Mountain, Inc.	5,557	134,368
JBG SMITH Properties	2,682	91,054
Jones Lang LaSalle, Inc.	1,001	105,686
Kilroy Realty Corp.	2,282	142,077
Kimco Realty Corp.	9,068	98,932
Life Storage, Inc.	1,019	89,254
Medical Properties Trust, Inc.	11,270	193,168
Mid-America Apartment Communities, Inc.	2,495	279,240
National Retail Properties, Inc.	3,754	122,531
Omega Healthcare Investors, Inc.	4,956	144,467
Outfront Media, Inc.	2,649	41,563

66
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Paramount Group, Inc.	4,283	41,331
Park Hotels & Resorts, Inc.	5,235	49,785
Prologis, Inc.	16,114	1,437,852
Public Storage	791	146,691
Rayonier, Inc.	2,842	68,293
Realty Income Corp.	7,164	393,447
Regency Centers Corp.	3,652	160,359
Retail Properties of America, Inc., Class A	4,673	28,973
Service Properties Trust	3,573	24,761
Simon Property Group, Inc.	770	51,413
SITE Centers Corp.	3,290	19,937
SL Green Realty Corp.	1,733	91,936
Spirit Realty Capital, Inc.	2,176	66,934
STORE Capital Corp.	4,703	94,389
Sun Communities, Inc.	1,511	203,078
Taubman Centers, Inc.	1,282	55,254
The Howard Hughes Corp. *	605	32,767
The Macerich Co.	3,100	23,157
UDR, Inc.	6,035	226,131
Ventas, Inc.	8,183	264,720
VEREIT, Inc.	23,462	128,572
VICI Properties, Inc.	10,140	176,639
Vornado Realty Trust	3,796	166,341
Weingarten Realty Investors	2,655	48,294
Welltower, Inc.	9,025	462,351
Weyerhaeuser Co.	16,367	357,946
WP Carey, Inc.	3,754	246,938
		12,770,021

Retailing 2.1%
Advance Auto Parts, Inc.	1,108	133,968
AutoNation, Inc. *	1,181	43,980
Best Buy Co., Inc.	3,865	296,562
CarMax, Inc. *	1,902	140,082
Dick's Sporting Goods, Inc.	1,350	39,677
Dollar General Corp.	336	58,901
Dollar Tree, Inc. *	2,372	188,977
Expedia Group, Inc.	388	27,540
Foot Locker, Inc.	2,282	58,488
Genuine Parts Co.	3,089	244,896
Kohl's Corp.	3,430	63,318
L Brands, Inc.	4,219	50,164
LKQ Corp. *	5,788	151,356
Macy's, Inc.	6,783	39,748
Penske Automotive Group, Inc.	741	26,661
Qurate Retail, Inc. Class A *	8,405	67,702
Target Corp.	10,206	1,120,007
The Gap, Inc.	4,690	38,083
The Home Depot, Inc.	10,316	2,267,766
Tiffany & Co.	2,652	335,478
Urban Outfitters, Inc. *	1,507	26,131
Williams-Sonoma, Inc.	1,382	85,463
		5,504,948

Semiconductors & Semiconductor Equipment 3.9%
Analog Devices, Inc.	6,995	766,652
Applied Materials, Inc.	9,412	467,588
Cree, Inc. *	2,184	94,196
First Solar, Inc. *	1,808	79,570
Intel Corp.	94,191	5,649,576
Lam Research Corp.	387	98,793
Marvell Technology Group Ltd.	14,576	389,762
Maxim Integrated Products, Inc.	3,679	202,271
Microchip Technology, Inc.	3,713	325,742
Micron Technology, Inc. *	24,329	1,165,116
MKS Instruments, Inc.	1,185	118,773
Security	Number of Shares	Value ($)
ON Semiconductor Corp. *	8,956	143,699
Qorvo, Inc. *	2,548	249,781
Skyworks Solutions, Inc.	3,551	368,878
		10,120,397

Software & Services 1.7%
2U, Inc. *	772	18,335
Akamai Technologies, Inc. *	299	29,215
Alliance Data Systems Corp.	790	39,555
Amdocs Ltd.	2,923	188,358
Autodesk, Inc. *	1,104	206,592
Bill.com Holdings, Inc. *	38	2,238
CACI International, Inc., Class A *	539	134,826
Cerence, Inc. *	799	16,907
Ceridian HCM Holding, Inc. *	389	22,939
Citrix Systems, Inc.	282	40,893
Cognizant Technology Solutions Corp., Class A	11,158	647,387
DXC Technology Co.	5,619	101,873
Dynatrace, Inc. *	524	15,641
Fidelity National Information Services, Inc.	5,206	686,619
International Business Machines Corp.	7,709	967,942
Jack Henry & Associates, Inc.	197	32,219
Leidos Holdings, Inc.	2,935	290,007
LogMeIn, Inc.	1,055	90,160
Medallia, Inc. *	291	6,251
NortonLifeLock, Inc.	12,357	262,833
Nuance Communications, Inc. *	6,277	126,796
Sabre Corp.	4,980	36,205
SolarWinds Corp. *	702	11,920
SS&C Technologies Holdings, Inc.	467	25,760
The Western Union Co.	7,187	137,056
VeriSign, Inc. *	710	148,738
		4,287,265

Technology Hardware & Equipment 1.2%
Arrow Electronics, Inc. *	1,774	111,620
Avnet, Inc.	2,172	65,203
Ciena Corp. *	3,360	155,400
Coherent, Inc. *	527	67,387
CommScope Holding Co., Inc. *	4,191	46,143
Corning, Inc.	11,378	250,430
Dell Technologies, Inc., Class C *	920	39,275
Dolby Laboratories, Inc., Class A	1,196	71,796
EchoStar Corp., Class A *	1,081	34,106
F5 Networks, Inc. *	99	13,787
FLIR Systems, Inc.	2,714	117,788
Hewlett Packard Enterprise Co.	28,728	289,004
HP, Inc.	30,335	470,496
IPG Photonics Corp. *	724	93,635
Jabil, Inc.	2,567	73,005
Juniper Networks, Inc.	7,295	157,572
Littelfuse, Inc.	517	75,089
Motorola Solutions, Inc.	982	141,221
National Instruments Corp.	2,698	103,657
SYNNEX Corp.	906	79,329
Trimble, Inc. *	4,578	158,536
ViaSat, Inc. *	1,255	53,212
Western Digital Corp.	6,539	301,317
Xerox Holdings Corp.	3,869	70,764
		3,039,772

Telecommunication Services 4.3%
AT&T, Inc.	160,656	4,895,188
CenturyLink, Inc.	23,925	254,084

67
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Large-Cap Value Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
GCI Liberty, Inc., Class A *	2,155	131,089
T-Mobile US, Inc. *	4,567	400,983
Telephone & Data Systems, Inc.	2,198	43,125
United States Cellular Corp. *	333	10,599
Verizon Communications, Inc.	91,072	5,232,086
		10,967,154

Transportation 1.8%
Alaska Air Group, Inc.	1,437	46,731
AMERCO	194	54,345
American Airlines Group, Inc. (a)	7,754	93,126
C.H. Robinson Worldwide, Inc.	695	49,276
Copa Holdings S.A., Class A	688	30,416
CSX Corp.	10,384	687,732
Delta Air Lines, Inc.	10,011	259,385
Expeditors International of Washington, Inc.	1,085	77,691
FedEx Corp.	5,303	672,261
JB Hunt Transport Services, Inc.	1,298	131,254
JetBlue Airways Corp. *	5,769	56,190
Kansas City Southern	2,106	274,938
Kirby Corp. *	1,303	69,606
Knight-Swift Transportation Holdings, Inc.	2,705	100,572
Landstar System, Inc.	84	8,678
Lyft, Inc., Class A *	3,823	125,509
Macquarie Infrastructure Corp.	1,611	44,448
Norfolk Southern Corp.	4,911	840,272
Old Dominion Freight Line, Inc.	1,233	179,143
Ryder System, Inc.	1,141	40,391
Schneider National, Inc., Class B	1,215	26,621
Southwest Airlines Co.	4,139	129,344
Uber Technologies, Inc. *	18,591	562,750
United Airlines Holdings, Inc. *	4,585	135,624
XPO Logistics, Inc. *	843	56,262
		4,752,565

Utilities 7.2%
Alliant Energy Corp.	5,279	256,295
Ameren Corp.	5,382	391,541
American Electric Power Co., Inc.	10,867	903,156
American Water Works Co., Inc.	3,969	482,988
Atmos Energy Corp.	2,656	270,832
Avangrid, Inc.	1,234	53,062
CenterPoint Energy, Inc.	11,035	187,926
CMS Energy Corp.	6,217	354,929
Consolidated Edison, Inc.	7,315	576,422
Dominion Energy, Inc.	18,083	1,394,742
DTE Energy Co.	4,072	422,429
Duke Energy Corp.	16,025	1,356,677
Edison International	7,695	451,774
Entergy Corp.	4,368	417,188
Essential Utilities, Inc.	4,741	198,126
Evergy, Inc.	5,001	292,208
Eversource Energy	7,119	574,503
Exelon Corp.	21,330	790,916
FirstEnergy Corp.	11,870	489,875
Hawaiian Electric Industries, Inc.	2,377	93,820
IDACORP, Inc.	1,104	101,325
MDU Resources Group, Inc.	4,367	98,083
National Fuel Gas Co.	1,796	73,636
NextEra Energy, Inc.	10,744	2,483,153
NiSource, Inc.	8,189	205,626
NRG Energy, Inc.	5,542	185,823
OGE Energy Corp.	4,388	138,310
PG&E Corp. *	11,644	123,892
Pinnacle West Capital Corp.	2,463	189,626
PPL Corp.	16,907	429,776
Security	Number of Shares	Value ($)
Public Service Enterprise Group, Inc.	11,095	562,628
Sempra Energy	6,202	768,118
The AES Corp.	14,573	193,092
The Southern Co.	22,889	1,298,493
UGI Corp.	4,577	138,134
Vistra Energy Corp.	9,306	181,839
WEC Energy Group, Inc.	6,934	627,874
Xcel Energy, Inc.	11,525	732,529
		18,491,366
Total Common Stock
(Cost $259,352,651)		255,012,714

Other Investment Companies 0.4% of net assets

Equity Funds 0.3%
iShares Russell 1000 Value ETF	6,400	705,728

Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 0.19% (c)	241,696	241,696
Total Other Investment Companies
(Cost $950,056)		947,424

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 1000 Value Index, e-mini, expires 06/19/20	34	1,842,630	18,013
S&P 500 Index, e-mini, expires 06/19/20	1	145,120	2,318
Net Unrealized Appreciation			20,331
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $222,967.
(b)	Issuer is affiliated with the fund's investment adviser.
(c)	The rate shown is the 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

68
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 0.7%
Aptiv plc	17,085	1,188,262
BorgWarner, Inc.	13,730	392,266
Gentex Corp.	16,852	408,492
Harley-Davidson, Inc.	10,201	222,688
Lear Corp.	4,059	396,361
The Goodyear Tire & Rubber Co.	15,534	111,379
Thor Industries, Inc.	3,523	233,223
		2,952,671

Banks 3.0%
Associated Banc-Corp.	10,211	144,384
Bank of Hawaii Corp.	2,646	180,404
Bank OZK	8,125	183,787
BankUnited, Inc.	6,277	124,347
BOK Financial Corp.	2,114	109,484
CIT Group, Inc.	6,282	119,232
Citizens Financial Group, Inc.	28,801	644,854
Comerica, Inc.	9,380	326,987
Commerce Bancshares, Inc.	6,752	413,155
Cullen/Frost Bankers, Inc.	3,741	268,828
East West Bancorp, Inc.	9,615	337,198
F.N.B. Corp.	21,571	174,509
Fifth Third Bancorp	47,023	878,860
First Citizens BancShares, Inc., Class A	467	178,394
First Hawaiian, Inc.	8,780	154,440
First Horizon National Corp.	20,474	185,904
First Republic Bank	11,278	1,176,183
Huntington Bancshares, Inc.	67,247	621,362
KeyCorp	65,040	757,716
M&T Bank Corp.	8,643	968,707
MGIC Investment Corp.	23,093	168,810
New York Community Bancorp, Inc.	29,995	325,746
PacWest Bancorp	7,844	158,763
People's United Financial, Inc.	29,336	372,274
Pinnacle Financial Partners, Inc.	4,974	200,203
Popular, Inc.	6,245	240,995
Prosperity Bancshares, Inc.	6,030	361,378
Regions Financial Corp.	64,000	688,000
Signature Bank	3,505	375,666
Sterling Bancorp	12,969	159,908
SVB Financial Group *	3,441	664,698
Synovus Financial Corp.	9,316	195,729
TCF Financial Corp.	10,025	297,642
Texas Capital Bancshares, Inc. *	3,375	93,758
TFS Financial Corp.	3,258	44,472
Umpqua Holdings Corp.	14,661	183,629
Webster Financial Corp.	6,086	171,930
Western Alliance Bancorp	6,305	226,223
Wintrust Financial Corp.	3,820	160,058
Zions Bancorp NA	10,834	342,463
		13,381,080

Security	Number of Shares	Value ($)
Capital Goods 8.9%
A.O. Smith Corp.	9,029	382,649
Acuity Brands, Inc.	2,624	227,212
AECOM *	10,003	362,709
AGCO Corp.	4,151	219,339
Air Lease Corp.	7,030	183,834
Allegion plc	6,154	618,723
Allison Transmission Holdings, Inc.	7,241	263,138
AMETEK, Inc.	15,078	1,264,592
Armstrong World Industries, Inc.	3,241	249,816
BWX Technologies, Inc.	6,325	335,604
Carlisle Cos., Inc.	3,661	442,835
Colfax Corp. *	6,186	159,537
Crane Co.	3,332	181,427
Cummins, Inc.	9,738	1,592,163
Curtiss-Wright Corp.	2,815	291,775
Donaldson Co., Inc.	8,396	367,997
Dover Corp.	9,611	900,070
Fastenal Co.	37,926	1,373,680
Flowserve Corp.	8,689	244,769
Fluor Corp.	9,131	106,833
Fortive Corp.	19,597	1,254,208
Fortune Brands Home & Security, Inc.	9,227	444,741
Gates Industrial Corp. plc *	3,158	27,127
Graco, Inc.	10,928	488,044
GrafTech International Ltd.	3,757	30,507
HD Supply Holdings, Inc. *	10,713	317,962
HEICO Corp.	2,876	251,938
HEICO Corp., Class A	5,112	369,751
Hexcel Corp.	5,532	191,352
Howmet Aerospace, Inc.	25,609	334,710
Hubbell, Inc.	3,592	446,953
Huntington Ingalls Industries, Inc.	2,651	507,428
IDEX Corp.	5,014	770,301
Ingersoll Rand, Inc. *	22,827	663,809
ITT, Inc.	5,801	305,829
Jacobs Engineering Group, Inc.	8,543	706,933
L3Harris Technologies, Inc.	14,659	2,839,448
Lennox International, Inc.	2,320	433,098
Lincoln Electric Holdings, Inc.	3,909	314,714
Masco Corp.	18,420	755,957
MSC Industrial Direct Co., Inc., Class A	2,904	173,195
Nordson Corp.	3,810	613,067
nVent Electric plc	10,068	187,768
Oshkosh Corp.	4,528	305,776
Owens Corning	7,158	310,371
PACCAR, Inc.	22,509	1,558,298
Parker-Hannifin Corp.	8,492	1,342,755
Pentair plc	11,133	385,090
Quanta Services, Inc.	9,418	342,438
Regal Beloit Corp.	2,707	192,224
Resideo Technologies, Inc. *	8,263	42,389
Rockwell Automation, Inc.	7,634	1,446,490
Sensata Technologies Holding plc *	10,397	378,243
Snap-on, Inc.	3,615	470,998
Spirit AeroSystems Holdings, Inc., Class A	6,862	152,062
Stanley Black & Decker, Inc.	10,050	1,107,510
Teledyne Technologies, Inc. *	2,373	772,815
Textron, Inc.	15,246	401,885

69
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
The Middleby Corp. *	3,679	204,663
The Timken Co.	4,379	164,563
The Toro Co.	7,094	452,668
Trane Technologies plc	15,792	1,380,537
TransDigm Group, Inc.	3,405	1,236,287
Trinity Industries, Inc.	6,728	129,783
United Rentals, Inc. *	4,944	635,304
Univar Solutions, Inc. *	11,308	164,192
Valmont Industries, Inc.	1,414	165,777
W.W. Grainger, Inc.	2,865	789,537
WABCO Holdings, Inc. *	3,385	454,876
Watsco, Inc.	2,158	347,416
WESCO International, Inc. *	2,778	71,867
Westinghouse Air Brake Technologies Corp.	11,949	674,163
Woodward, Inc.	3,649	220,983
Xylem, Inc.	11,879	854,100
		39,353,602

Commercial & Professional Services 2.9%
ADT, Inc.	7,691	44,070
Cintas Corp.	5,622	1,247,128
Clean Harbors, Inc. *	3,426	183,051
Copart, Inc. *	13,336	1,068,347
CoreLogic, Inc.	5,267	202,358
CoStar Group, Inc. *	2,387	1,547,397
Equifax, Inc.	7,983	1,108,839
IAA, Inc. *	8,797	339,564
IHS Markit Ltd.	25,851	1,739,772
KAR Auction Services, Inc.	8,476	126,971
ManpowerGroup, Inc.	3,891	288,868
Nielsen Holdings plc	23,656	348,453
Republic Services, Inc.	14,157	1,109,059
Robert Half International, Inc.	7,557	357,219
Rollins, Inc.	9,365	374,600
Stericycle, Inc. *	5,909	288,359
TransUnion	12,411	977,863
Verisk Analytics, Inc.	10,594	1,619,081
		12,970,999

Consumer Durables & Apparel 2.5%
Brunswick Corp.	5,387	257,068
Capri Holdings Ltd. *	9,509	145,012
Carter's, Inc.	2,882	225,373
Columbia Sportswear Co.	1,972	143,739
D.R. Horton, Inc.	22,273	1,051,731
Garmin Ltd.	9,622	780,922
Hanesbrands, Inc.	23,857	237,139
Hasbro, Inc.	8,363	603,892
Leggett & Platt, Inc.	8,686	305,139
Lennar Corp., B Shares	1,029	39,256
Lennar Corp., Class A	18,277	915,129
lululemon Athletica, Inc. *	7,829	1,749,625
Mattel, Inc. *	22,799	198,807
Mohawk Industries, Inc. *	3,896	341,757
Newell Brands, Inc.	25,255	350,540
NVR, Inc. *	213	660,300
Polaris, Inc.	3,823	271,165
PulteGroup, Inc.	16,691	471,855
PVH Corp.	4,810	236,796
Ralph Lauren Corp.	3,199	236,022
Skechers U.S.A., Inc., Class A *	8,717	245,645
Tapestry, Inc.	18,448	274,506
Tempur Sealy International, Inc. *	3,007	161,626
Toll Brothers, Inc.	8,074	193,938
Under Armour, Inc., Class A *	12,459	129,823
Security	Number of Shares	Value ($)
Under Armour, Inc., Class C *	12,841	119,036
Whirlpool Corp.	4,122	460,592
		10,806,433

Consumer Services 2.9%
Aramark	16,673	455,340
Bright Horizons Family Solutions, Inc. *	3,804	442,976
Caesars Entertainment Corp. *	38,128	368,316
Chipotle Mexican Grill, Inc. *	1,697	1,490,899
Choice Hotels International, Inc.	2,216	166,311
Darden Restaurants, Inc.	8,591	633,930
Domino's Pizza, Inc.	2,718	983,726
Dunkin' Brands Group, Inc.	5,495	345,306
Extended Stay America, Inc.	11,979	130,212
frontdoor, Inc. *	5,638	218,247
Graham Holdings Co., Class B	276	107,643
Grand Canyon Education, Inc. *	3,145	270,533
H&R Block, Inc.	13,001	216,467
Hilton Grand Vacations, Inc. *	5,728	117,997
Hilton Worldwide Holdings, Inc.	18,181	1,376,483
Hyatt Hotels Corp., Class A	2,383	134,067
International Game Technology plc	6,363	47,977
MGM Resorts International	32,271	543,121
Norwegian Cruise Line Holdings Ltd. *	14,028	230,059
Planet Fitness, Inc., Class A *	5,435	327,893
Royal Caribbean Cruises Ltd.	11,422	534,207
Service Corp. International	11,742	431,401
ServiceMaster Global Holdings, Inc. *	9,033	307,574
Six Flags Entertainment Corp.	5,262	105,293
The Wendy's Co.	12,325	244,774
Vail Resorts, Inc.	2,674	457,254
Wyndham Destinations, Inc.	5,984	153,011
Wyndham Hotels & Resorts, Inc.	6,116	230,634
Wynn Resorts Ltd.	6,511	556,886
Yum China Holdings, Inc.	24,025	1,164,251
		12,792,788

Diversified Financials 4.6%
Affiliated Managers Group, Inc.	3,251	227,440
AGNC Investment Corp.	35,983	446,909
Ally Financial, Inc.	24,801	406,488
Ameriprise Financial, Inc.	8,399	965,381
Annaly Capital Management, Inc.	94,620	591,375
BGC Partners, Inc., Class A	19,993	61,878
Cboe Global Markets, Inc.	7,349	730,344
Chimera Investment Corp.	12,235	95,066
Credit Acceptance Corp. *	673	209,687
Discover Financial Services	20,540	882,604
E*TRADE Financial Corp.	14,779	600,175
Eaton Vance Corp.	7,052	258,808
Equitable Holdings, Inc.	27,445	502,792
Evercore, Inc., Class A	2,584	133,334
FactSet Research Systems, Inc.	2,487	683,925
Franklin Resources, Inc.	18,393	346,524
Interactive Brokers Group, Inc., Class A	4,940	202,540
Invesco Ltd.	25,263	217,767
Janus Henderson Group plc	10,460	187,234
Jefferies Financial Group, Inc.	16,667	228,671
Lazard Ltd., Class A	6,772	186,230
Legg Mason, Inc.	5,717	284,878
LendingTree, Inc. *	514	128,176
LPL Financial Holdings, Inc.	5,324	320,611
MarketAxess Holdings, Inc.	2,442	1,111,135
MFA Financial, Inc.	30,013	52,523
Morningstar, Inc.	1,308	203,996
MSCI, Inc.	5,458	1,784,766

70
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Nasdaq, Inc.	7,603	833,821
Navient Corp.	12,907	98,351
New Residential Investment Corp.	27,383	166,763
Northern Trust Corp.	12,795	1,012,852
OneMain Holdings, Inc.	4,361	105,580
Raymond James Financial, Inc.	8,239	543,115
Santander Consumer USA Holdings, Inc.	6,781	105,716
SEI Investments Co.	8,423	429,236
SLM Corp.	28,008	233,587
Starwood Property Trust, Inc.	18,050	233,567
State Street Corp.	23,677	1,492,598
Synchrony Financial	40,679	805,037
T. Rowe Price Group, Inc.	15,276	1,766,364
Two Harbors Investment Corp.	18,115	82,786
Virtu Financial, Inc., Class A	3,348	78,243
Voya Financial, Inc.	8,946	404,091
		20,442,964

Energy 2.7%
Antero Midstream Corp. (a)	16,073	76,347
Antero Resources Corp. *	16,956	50,529
Apache Corp.	24,889	325,548
Apergy Corp. *(a)	5,136	47,303
Baker Hughes Co.	43,141	601,817
Cabot Oil & Gas Corp.	26,626	575,654
Centennial Resource Development, Inc., Class A *	11,764	13,881
Cheniere Energy, Inc. *	15,274	713,143
Chesapeake Energy Corp. *(a)	462	8,085
Cimarex Energy Co.	6,692	170,111
Concho Resources, Inc.	13,170	747,002
Continental Resources, Inc. (a)	5,779	94,718
Devon Energy Corp.	25,414	316,913
Diamondback Energy, Inc.	10,654	463,875
EQT Corp.	16,906	246,658
Equitrans Midstream Corp.	13,505	113,172
Halliburton Co.	57,706	605,913
Helmerich & Payne, Inc.	7,045	139,280
Hess Corp.	17,810	866,278
HollyFrontier Corp.	9,972	329,475
Kosmos Energy Ltd.	24,802	40,923
Marathon Oil Corp.	53,322	326,331
Murphy Oil Corp.	9,764	115,801
National Oilwell Varco, Inc.	25,534	322,750
Noble Energy, Inc.	31,456	308,583
ONEOK, Inc.	27,271	816,221
Parsley Energy, Inc., Class A	19,905	188,102
Patterson-UTI Energy, Inc.	12,169	44,904
PBF Energy, Inc., Class A	7,886	89,900
Pioneer Natural Resources Co.	10,915	974,819
Range Resources Corp.	13,700	79,871
Targa Resources Corp.	15,306	198,366
The Williams Cos., Inc.	80,504	1,559,362
Transocean Ltd. *	37,849	48,447
WPX Energy, Inc. *	27,697	169,783
		11,789,865

Food & Staples Retailing 0.6%
Casey's General Stores, Inc.	2,421	366,563
Grocery Outlet Holding Corp. *	4,506	149,915
Sprouts Farmers Market, Inc. *	7,836	162,832
The Kroger Co.	52,729	1,666,764
U.S. Foods Holding Corp. *	14,439	310,438
		2,656,512

Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 3.1%
Archer-Daniels-Midland Co.	36,954	1,372,472
Beyond Meat, Inc. *	3,147	311,522
Brown-Forman Corp., Class A	3,015	171,011
Brown-Forman Corp., Class B	11,385	708,147
Bunge Ltd.	9,159	363,338
Campbell Soup Co.	11,134	556,477
ConAgra Brands, Inc.	31,996	1,069,946
Flowers Foods, Inc.	12,982	289,239
Hormel Foods Corp.	18,433	863,586
Ingredion, Inc.	4,442	360,690
Kellogg Co.	16,333	1,069,812
Lamb Weston Holdings, Inc.	9,693	594,762
McCormick & Co., Inc. - Non Voting Shares	8,142	1,276,991
Molson Coors Beverage Co., Class B	11,583	475,019
Pilgrim's Pride Corp. *	3,501	77,022
Post Holdings, Inc. *	4,321	396,884
Seaboard Corp.	17	51,189
The Hain Celestial Group, Inc. *	5,539	143,128
The Hershey Co.	9,580	1,268,679
The JM Smucker Co.	7,286	837,234
TreeHouse Foods, Inc. *	3,691	190,935
Tyson Foods, Inc., Class A	19,092	1,187,331
		13,635,414

Health Care Equipment & Services 7.3%
ABIOMED, Inc. *	2,939	562,084
Acadia Healthcare Co., Inc. *	5,732	137,625
Align Technology, Inc. *	5,173	1,111,419
AmerisourceBergen Corp.	9,866	884,586
Cantel Medical Corp.	2,521	93,277
Cardinal Health, Inc.	19,407	960,258
Centene Corp. *	38,370	2,554,675
Cerner Corp.	20,736	1,438,871
Change Healthcare, Inc. *	14,798	172,249
Chemed Corp.	1,029	428,651
Covetrus, Inc. *	6,439	76,560
DaVita, Inc. *	5,794	457,784
DENTSPLY SIRONA, Inc.	14,841	629,852
DexCom, Inc. *	6,006	2,013,211
Encompass Health Corp.	6,482	429,432
Envista Holdings Corp. *	9,488	184,731
Guardant Health, Inc. *	2,456	189,014
Henry Schein, Inc. *	9,697	529,068
Hill-Rom Holdings, Inc.	4,428	498,106
Hologic, Inc. *	17,363	869,886
ICU Medical, Inc. *	1,272	278,962
IDEXX Laboratories, Inc. *	5,636	1,564,554
Insulet Corp. *	3,936	786,098
Integra LifeSciences Holdings Corp. *	4,699	239,884
Laboratory Corp. of America Holdings *	6,419	1,055,605
Masimo Corp. *	3,122	667,827
McKesson Corp.	10,716	1,513,635
MEDNAX, Inc. *	5,492	79,744
Molina Healthcare, Inc. *	4,012	657,848
Penumbra, Inc. *	2,092	370,953
Premier, Inc., Class A *	4,115	136,453
Quest Diagnostics, Inc.	8,818	970,950
ResMed, Inc.	9,419	1,462,959
Steris plc	5,562	792,585
Teleflex, Inc.	3,062	1,026,995
The Cooper Cos., Inc.	3,230	926,041
Universal Health Services, Inc., Class B	5,187	548,214
Varian Medical Systems, Inc. *	6,052	692,228
Veeva Systems, Inc., Class A *	8,693	1,658,624

71
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
West Pharmaceutical Services, Inc.	4,853	918,479
Zimmer Biomet Holdings, Inc.	13,612	1,629,356
		32,199,333

Household & Personal Products 0.8%
Church & Dwight Co., Inc.	16,331	1,143,007
Coty, Inc., Class A	19,383	105,637
Energizer Holdings, Inc.	4,184	163,009
Herbalife Nutrition Ltd. *	6,598	246,435
Nu Skin Enterprises, Inc., Class A	3,658	106,850
Reynolds Consumer Products, Inc.	3,116	101,052
Spectrum Brands Holdings, Inc.	3,023	130,170
The Clorox Co.	8,356	1,557,893
		3,554,053

Insurance 3.4%
Alleghany Corp.	927	494,749
American Financial Group, Inc.	4,870	322,589
American National Insurance Co.	480	38,640
Arch Capital Group Ltd. *	25,419	610,819
Arthur J. Gallagher & Co.	12,399	973,322
Assurant, Inc.	4,027	427,829
Assured Guaranty Ltd.	6,201	184,356
Athene Holding Ltd., Class A *	9,090	245,430
Axis Capital Holdings Ltd.	5,473	200,312
Brighthouse Financial, Inc. *	7,067	181,693
Brown & Brown, Inc.	15,686	563,284
Cincinnati Financial Corp.	10,098	664,448
CNA Financial Corp.	1,859	58,707
Erie Indemnity Co., Class A	1,641	292,197
Everest Re Group Ltd.	2,664	461,218
Fidelity National Financial, Inc.	17,507	473,564
First American Financial Corp.	7,262	334,923
Globe Life, Inc.	7,074	582,473
Kemper Corp.	4,161	279,702
Lincoln National Corp.	13,211	468,594
Loews Corp.	16,488	571,474
Markel Corp. *	899	778,390
Mercury General Corp.	1,835	75,162
Old Republic International Corp.	18,778	299,509
Primerica, Inc.	2,724	283,051
Principal Financial Group, Inc.	18,068	657,856
Reinsurance Group of America, Inc.	4,161	435,574
RenaissanceRe Holdings Ltd.	2,887	421,531
The Hanover Insurance Group, Inc.	2,538	254,764
The Hartford Financial Services Group, Inc.	23,912	908,417
Unum Group	13,463	234,929
W.R. Berkley Corp.	9,570	516,780
White Mountains Insurance Group Ltd.	205	199,465
Willis Towers Watson plc	8,560	1,526,162
		15,021,913

Materials 5.2%
Albemarle Corp.	6,965	427,860
Alcoa Corp. *	12,392	100,995
AptarGroup, Inc.	4,238	453,805
Arconic Corp. *	6,411	55,904
Ardagh Group S.A.	1,148	14,281
Ashland Global Holdings, Inc.	3,677	226,834
Avery Dennison Corp.	5,527	610,126
Axalta Coating Systems Ltd. *	13,682	270,083
Ball Corp.	21,432	1,405,725
Berry Global Group, Inc. *	8,719	346,929
Cabot Corp.	3,742	126,816
Celanese Corp.	7,907	656,834
Security	Number of Shares	Value ($)
CF Industries Holdings, Inc.	14,435	396,963
Corteva, Inc. *	49,781	1,303,764
Crown Holdings, Inc. *	8,627	555,665
Domtar Corp.	3,766	87,974
Eagle Materials, Inc.	2,777	169,425
Eastman Chemical Co.	9,062	548,342
Element Solutions, Inc. *	14,749	151,177
FMC Corp.	8,578	788,318
Freeport-McMoRan, Inc.	96,085	848,431
Graphic Packaging Holding Co.	19,153	255,693
Huntsman Corp.	14,314	240,618
International Flavors & Fragrances, Inc.	7,080	927,692
International Paper Co.	26,071	892,932
Martin Marietta Materials, Inc.	4,140	787,552
NewMarket Corp.	455	187,205
Newmont Corp.	54,262	3,227,504
Nucor Corp.	20,218	832,779
O-I Glass, Inc.	10,277	84,682
Olin Corp.	10,497	140,135
Packaging Corp. of America	6,228	601,936
Reliance Steel & Aluminum Co.	4,330	387,881
Royal Gold, Inc.	4,324	529,820
RPM International, Inc.	8,496	564,219
Sealed Air Corp.	10,359	296,164
Silgan Holdings, Inc.	5,173	178,469
Sonoco Products Co.	6,564	320,586
Steel Dynamics, Inc.	13,616	330,460
The Chemours Co.	10,880	127,622
The Mosaic Co.	22,873	263,268
The Scotts Miracle-Gro Co.	2,634	326,695
United States Steel Corp.	11,328	86,999
Valvoline, Inc.	12,542	215,597
Vulcan Materials Co.	8,714	984,421
W.R. Grace & Co.	3,778	178,435
Westlake Chemical Corp.	2,370	102,977
WestRock Co.	16,865	542,884
		23,161,476

Media & Entertainment 3.7%
Altice USA, Inc., Class A *	19,994	519,244
AMC Networks, Inc., Class A *	2,849	67,949
Cable One, Inc.	290	554,729
Cinemark Holdings, Inc.	7,177	102,488
Discovery, Inc., Class A *	10,386	232,854
Discovery, Inc., Class C *	22,339	455,939
DISH Network Corp., Class A *	17,193	430,083
Fox Corp., Class A	22,661	586,240
Fox Corp., Class B	10,635	271,831
IAC/InterActiveCorp *	4,930	1,101,756
John Wiley & Sons, Inc., Class A	2,915	109,458
Liberty Broadband Corp., Class A *	1,631	195,753
Liberty Broadband Corp., Class C *	6,996	858,269
Liberty Media Corp. - Liberty Formula One, Class A *	1,635	49,459
Liberty Media Corp. - Liberty Formula One, Class C *	13,159	423,588
Liberty Media Corp. - Liberty SiriusXM, Class A *	5,623	189,551
Liberty Media Corp. - Liberty SiriusXM, Class C *	10,249	349,183
Lions Gate Entertainment Corp., Class A *	3,407	24,326
Lions Gate Entertainment Corp., Class B *	7,563	50,521
Live Nation Entertainment, Inc. *	8,537	383,055
Madison Square Garden Entertainment Corp. *	1,251	103,458
Madison Square Garden Sports C *	1,251	214,321

72
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Match Group, Inc. *(a)	3,569	274,670
News Corp., Class A	25,524	252,943
News Corp., Class B	7,958	81,331
Nexstar Media Group, Inc., Class A	2,972	208,159
Omnicom Group, Inc.	14,349	818,323
Roku, Inc. *	5,660	686,162
Sinclair Broadcast Group, Inc., Class A	4,007	70,724
Sirius XM Holdings, Inc.	90,628	535,612
Spotify Technology S.A. *	8,624	1,307,140
Take-Two Interactive Software, Inc. *	7,446	901,338
The Interpublic Group of Cos., Inc.	25,507	433,109
The New York Times Co., Class A	10,774	350,370
TripAdvisor, Inc.	6,854	136,874
Twitter, Inc. *	50,475	1,447,623
ViacomCBS, Inc., Class B	36,750	634,305
World Wrestling Entertainment, Inc., Class A	2,826	125,672
Zillow Group, Inc., Class A *	3,756	163,536
Zillow Group, Inc., Class C *	8,286	364,253
Zynga, Inc., Class A *	57,027	429,984
		16,496,183

Pharmaceuticals, Biotechnology & Life Sciences 4.9%
Adaptive Biotechnologies Corp. *	4,413	141,260
Agilent Technologies, Inc.	20,582	1,577,816
Agios Pharmaceuticals, Inc. *	4,013	165,095
Alkermes plc *	10,274	140,856
Alnylam Pharmaceuticals, Inc. *	7,128	938,758
Avantor, Inc. *	21,002	353,044
Bio-Rad Laboratories, Inc., Class A *	1,408	619,661
Bio-Techne Corp.	2,516	566,100
BioMarin Pharmaceutical, Inc. *	11,859	1,091,265
Bluebird Bio, Inc. *	3,662	197,309
Bruker Corp.	6,763	265,921
Catalent, Inc. *	10,168	703,117
Charles River Laboratories International, Inc. *	3,190	461,497
Elanco Animal Health, Inc. *	26,292	649,675
Exact Sciences Corp. *	9,277	732,697
Exelixis, Inc. *	19,854	490,294
Horizon Therapeutics plc *	12,366	445,671
Incyte Corp. *	11,918	1,163,912
Ionis Pharmaceuticals, Inc. *	8,474	470,561
IQVIA Holdings, Inc. *	11,722	1,671,440
Jazz Pharmaceuticals plc *	3,683	406,051
Mettler-Toledo International, Inc. *	1,573	1,132,466
Moderna, Inc. *	14,794	680,376
Mylan N.V. *	34,101	571,874
Nektar Therapeutics *	11,134	213,773
Neurocrine Biosciences, Inc. *	6,056	594,336
PerkinElmer, Inc.	7,314	662,136
Perrigo Co., plc	8,392	447,294
PPD, Inc. *	4,490	107,311
PRA Health Sciences, Inc. *	4,177	403,080
QIAGEN N.V. *	14,670	611,592
Sage Therapeutics, Inc. *	3,376	131,596
Sarepta Therapeutics, Inc. *	4,695	553,447
Seattle Genetics, Inc. *	7,729	1,060,651
United Therapeutics Corp. *	2,878	315,314
Waters Corp. *	4,238	792,506
		21,529,752

Real Estate 8.8%
Alexandria Real Estate Equities, Inc.	8,045	1,263,789
American Campus Communities, Inc.	9,115	321,668
American Homes 4 Rent, Class A	17,010	410,621
Americold Realty Trust	12,737	389,625
Security	Number of Shares	Value ($)
Apartment Investment & Management Co., Class A	9,774	368,187
Apple Hospitality REIT, Inc.	14,079	136,285
AvalonBay Communities, Inc.	9,238	1,505,332
Boston Properties, Inc.	10,257	996,775
Brandywine Realty Trust	11,667	130,204
Brixmor Property Group, Inc.	19,714	225,725
Brookfield Property REIT, Inc., Class A	4,419	43,284
Camden Property Trust	6,212	547,091
CBRE Group, Inc., Class A *	22,210	953,475
Colony Capital, Inc.	32,011	73,945
Columbia Property Trust, Inc.	7,595	108,533
CoreSite Realty Corp.	2,478	300,309
Corporate Office Properties Trust	7,453	196,908
Cousins Properties, Inc.	9,696	292,528
CubeSmart	12,776	321,955
CyrusOne, Inc.	7,412	519,952
Digital Realty Trust, Inc.	17,318	2,588,868
Douglas Emmett, Inc.	11,028	336,244
Duke Realty Corp.	24,384	846,125
Empire State Realty Trust, Inc., Class A	9,858	82,413
EPR Properties	5,173	152,190
Equity Commonwealth	8,028	272,551
Equity LifeStyle Properties, Inc.	11,496	693,324
Equity Residential	24,271	1,579,071
Essex Property Trust, Inc.	4,341	1,059,638
Extra Space Storage, Inc.	8,330	735,039
Federal Realty Investment Trust	4,965	413,436
Gaming & Leisure Properties, Inc.	13,461	380,139
Healthcare Trust of America, Inc., Class A	14,296	352,110
Healthpeak Properties, Inc.	33,567	877,441
Highwoods Properties, Inc.	6,761	262,394
Host Hotels & Resorts, Inc.	47,126	580,121
Hudson Pacific Properties, Inc.	10,049	247,004
Invitation Homes, Inc.	35,441	838,180
Iron Mountain, Inc.	18,961	458,477
JBG SMITH Properties	8,159	276,998
Jones Lang LaSalle, Inc.	3,395	358,444
Kilroy Realty Corp.	6,912	430,341
Kimco Realty Corp.	27,331	298,181
Lamar Advertising Co., Class A	5,636	324,915
Life Storage, Inc.	3,089	270,566
Medical Properties Trust, Inc.	34,147	585,280
Mid-America Apartment Communities, Inc.	7,530	842,758
National Retail Properties, Inc.	11,374	371,247
Omega Healthcare Investors, Inc.	14,950	435,792
Outfront Media, Inc.	9,538	149,651
Paramount Group, Inc.	12,879	124,282
Park Hotels & Resorts, Inc.	15,807	150,325
Rayonier, Inc.	8,590	206,418
Realty Income Corp.	21,630	1,187,920
Regency Centers Corp.	11,065	485,864
Retail Properties of America, Inc., Class A	13,988	86,726
SBA Communications Corp.	7,440	2,157,005
Service Properties Trust	10,640	73,735
SITE Centers Corp.	9,810	59,449
SL Green Realty Corp.	5,231	277,505
Spirit Realty Capital, Inc.	6,593	202,801
STORE Capital Corp.	14,204	285,074
Sun Communities, Inc.	6,001	806,534
Taubman Centers, Inc.	3,881	167,271
The Howard Hughes Corp. *	2,668	144,499
The Macerich Co.	9,264	69,202
UDR, Inc.	19,238	720,848
Ventas, Inc.	24,703	799,142
VEREIT, Inc.	71,097	389,612
VICI Properties, Inc.	30,594	532,947
Vornado Realty Trust	11,455	501,958

73
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Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Weingarten Realty Investors	8,036	146,175
Welltower, Inc.	27,249	1,395,966
Weyerhaeuser Co.	49,408	1,080,553
WP Carey, Inc.	11,330	745,287
		39,002,227

Retailing 4.6%
Advance Auto Parts, Inc.	4,391	530,916
AutoNation, Inc. *	3,569	132,910
AutoZone, Inc. *	1,574	1,605,984
Best Buy Co., Inc.	14,674	1,125,936
Burlington Stores, Inc. *	4,333	791,596
CarMax, Inc. *	10,892	802,196
Carvana Co. *	3,001	240,410
Dick's Sporting Goods, Inc.	4,075	119,764
Dollar General Corp.	16,914	2,965,024
Dollar Tree, Inc. *	15,642	1,246,198
Etsy, Inc. *	7,793	505,532
Expedia Group, Inc.	8,887	630,799
Five Below, Inc. *	3,626	326,920
Floor & Decor Holdings, Inc., Class A *	4,525	191,860
Foot Locker, Inc.	6,938	177,821
Genuine Parts Co.	9,326	739,365
GrubHub, Inc. *	6,088	290,945
Kohl's Corp.	10,332	190,729
L Brands, Inc.	15,129	179,884
LKQ Corp. *	20,334	531,734
Macy's, Inc.	20,457	119,878
Nordstrom, Inc.	7,208	135,366
O'Reilly Automotive, Inc. *	4,945	1,910,451
Ollie's Bargain Outlet Holdings, Inc. *	3,496	237,413
Penske Automotive Group, Inc.	2,267	81,567
Pool Corp.	2,551	539,945
Qurate Retail, Inc. Class A *	25,503	205,427
The Gap, Inc.	14,064	114,200
Tiffany & Co.	8,009	1,013,138
Tractor Supply Co.	7,904	801,703
Ulta Beauty, Inc. *	3,640	793,229
Urban Outfitters, Inc. *	4,589	79,573
Wayfair, Inc., Class A *	4,178	518,239
Williams-Sonoma, Inc.	5,152	318,600
		20,195,252

Semiconductors & Semiconductor Equipment 4.1%
Advanced Micro Devices, Inc. *	68,468	3,587,038
Cree, Inc. *	7,177	309,544
Entegris, Inc.	8,954	485,575
First Solar, Inc. *	5,465	240,515
KLA Corp.	10,411	1,708,341
Lam Research Corp.	9,582	2,446,093
Marvell Technology Group Ltd.	44,011	1,176,854
Maxim Integrated Products, Inc.	17,808	979,084
Microchip Technology, Inc.	15,593	1,367,974
MKS Instruments, Inc.	3,594	360,227
Monolithic Power Systems, Inc.	2,817	563,146
ON Semiconductor Corp. *	26,978	432,862
Qorvo, Inc. *	7,695	754,341
Skyworks Solutions, Inc.	11,286	1,172,390
Teradyne, Inc.	11,114	695,069
Universal Display Corp.	2,822	423,639
Xilinx, Inc.	16,534	1,445,072
		18,147,764

Security	Number of Shares	Value ($)
Software & Services 12.0%
2U, Inc. *	3,732	88,635
Akamai Technologies, Inc. *	10,500	1,025,955
Alliance Data Systems Corp.	2,658	133,086
Alteryx, Inc., Class A *	3,011	340,785
Amdocs Ltd.	8,827	568,812
Anaplan, Inc. *	5,752	235,027
ANSYS, Inc. *	5,545	1,451,847
Aspen Technology, Inc. *	4,537	463,908
Atlassian Corp. plc, Class A *	7,946	1,235,524
Avalara, Inc. *	3,107	277,673
Bill.com Holdings, Inc. *	675	39,751
Black Knight, Inc. *	9,528	672,391
Booz Allen Hamilton Holding Corp.	9,044	664,191
Broadridge Financial Solutions, Inc.	7,545	875,220
CACI International, Inc., Class A *	1,626	406,728
Cadence Design Systems, Inc. *	18,453	1,497,092
CDK Global, Inc.	8,050	316,204
Cerence, Inc. *	2,366	50,065
Ceridian HCM Holding, Inc. *	6,170	363,845
Citrix Systems, Inc.	7,736	1,121,797
Coupa Software, Inc. *	4,220	743,100
DocuSign, Inc. *	10,489	1,098,723
Dropbox, Inc., Class A *	14,123	296,865
DXC Technology Co.	16,965	307,575
Dynatrace, Inc. *	8,614	257,128
Elastic N.V. *	3,589	230,198
EPAM Systems, Inc. *	3,440	759,862
Euronet Worldwide, Inc. *	3,307	303,450
Fair Isaac Corp. *	1,880	663,527
FireEye, Inc. *	13,294	153,014
Fiserv, Inc. *	37,458	3,860,422
FleetCor Technologies, Inc. *	5,656	1,364,510
Fortinet, Inc. *	9,497	1,023,207
Gartner, Inc. *	5,815	690,880
Genpact Ltd.	12,440	428,309
Global Payments, Inc.	19,789	3,285,370
GoDaddy, Inc., Class A *	11,480	797,056
Guidewire Software, Inc. *	5,504	499,983
HubSpot, Inc. *	2,722	459,011
Jack Henry & Associates, Inc.	5,095	833,287
Leidos Holdings, Inc.	8,861	875,555
LogMeIn, Inc.	3,207	274,070
Manhattan Associates, Inc. *	4,223	299,580
Medallia, Inc. *	4,469	95,994
MongoDB, Inc. *	2,806	454,937
New Relic, Inc. *	3,355	180,130
NortonLifeLock, Inc.	37,318	793,754
Nuance Communications, Inc. *	19,022	384,244
Nutanix, Inc., Class A *	11,538	236,414
Okta, Inc. *	6,948	1,051,232
Pagerduty, Inc. *	2,829	59,720
Palo Alto Networks, Inc. *	6,288	1,235,655
Paychex, Inc.	21,310	1,460,161
Paycom Software, Inc. *	3,265	852,230
Paylocity Holding Corp. *	2,289	262,159
Pegasystems, Inc.	2,531	211,642
Pluralsight, Inc., Class A *	4,175	68,637
Proofpoint, Inc. *	3,685	448,575
PTC, Inc. *	6,915	478,864
RealPage, Inc. *	5,292	341,281
RingCentral, Inc., Class A *	4,936	1,128,024
Sabre Corp.	18,124	131,761
Smartsheet, Inc., Class A *	5,826	307,147
SolarWinds Corp. *	3,012	51,144
Splunk, Inc. *	10,338	1,451,042
Square, Inc., Class A *	22,803	1,485,387

74
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Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
SS&C Technologies Holdings, Inc.	14,678	809,639
Switch, Inc., Class A	3,897	66,912
Synopsys, Inc. *	9,888	1,553,603
Teradata Corp. *	7,448	183,146
The Trade Desk, Inc., Class A *	2,608	763,049
The Western Union Co.	27,886	531,786
Twilio, Inc., Class A *	8,132	913,224
Tyler Technologies, Inc. *	2,544	815,835
VeriSign, Inc. *	6,868	1,438,777
WEX, Inc. *	2,845	376,450
Zendesk, Inc. *	7,429	571,142
Zscaler, Inc. *	4,614	309,507
		52,836,422

Technology Hardware & Equipment 3.9%
Amphenol Corp., Class A	19,354	1,708,184
Arista Networks, Inc. *	3,933	862,507
Arrow Electronics, Inc. *	5,342	336,119
Avnet, Inc.	6,581	197,561
CDW Corp.	9,455	1,047,614
Ciena Corp. *	10,177	470,686
Cognex Corp.	10,908	602,558
Coherent, Inc. *	1,596	204,080
CommScope Holding Co., Inc. *	12,791	140,829
Corning, Inc.	50,228	1,105,518
Dolby Laboratories, Inc., Class A	4,160	249,725
EchoStar Corp., Class A *	3,300	104,115
F5 Networks, Inc. *	4,049	563,864
FLIR Systems, Inc.	8,980	389,732
Hewlett Packard Enterprise Co.	86,730	872,504
IPG Photonics Corp. *	2,348	303,667
Jabil, Inc.	9,866	280,589
Juniper Networks, Inc.	21,999	475,178
Keysight Technologies, Inc. *	12,443	1,204,109
Littelfuse, Inc.	1,562	226,865
Motorola Solutions, Inc.	11,359	1,633,538
National Instruments Corp.	8,600	330,412
NCR Corp. *	8,473	173,866
NetApp, Inc.	15,158	663,466
Pure Storage, Inc., Class A *	15,630	225,072
SYNNEX Corp.	2,739	239,827
Trimble, Inc. *	16,668	577,213
Ubiquiti, Inc.	571	92,519
ViaSat, Inc. *	3,804	161,289
Western Digital Corp.	19,738	909,527
Xerox Holdings Corp.	11,682	213,664
Zebra Technologies Corp., Class A *	3,547	814,604
		17,381,001

Telecommunication Services 0.3%
CenturyLink, Inc.	72,236	767,146
GCI Liberty, Inc., Class A *	6,532	397,342
Telephone & Data Systems, Inc.	6,652	130,512
United States Cellular Corp. *	1,042	33,167
		1,328,167

Transportation 1.7%
Alaska Air Group, Inc.	8,066	262,306
AMERCO	589	164,997
American Airlines Group, Inc. (a)	25,999	312,248
C.H. Robinson Worldwide, Inc.	8,931	633,208
Copa Holdings S.A., Class A	2,082	92,045
Expeditors International of Washington, Inc.	11,378	814,722
JB Hunt Transport Services, Inc.	5,643	570,620
JetBlue Airways Corp. *	19,185	186,862
Security	Number of Shares	Value ($)
Kansas City Southern	6,359	830,167
Kirby Corp. *	3,944	210,688
Knight-Swift Transportation Holdings, Inc.	8,218	305,545
Landstar System, Inc.	2,605	269,122
Lyft, Inc., Class A *	12,981	426,166
Macquarie Infrastructure Corp.	4,913	135,550
Old Dominion Freight Line, Inc.	6,454	937,702
Ryder System, Inc.	3,414	120,856
Schneider National, Inc., Class B	3,653	80,037
United Airlines Holdings, Inc. *	17,755	525,193
XPO Logistics, Inc. *	6,094	406,714
		7,284,748

Utilities 7.0%
Alliant Energy Corp.	15,947	774,227
Ameren Corp.	16,252	1,182,333
American Water Works Co., Inc.	11,982	1,458,090
Atmos Energy Corp.	8,014	817,188
Avangrid, Inc.	3,742	160,906
CenterPoint Energy, Inc.	33,435	569,398
CMS Energy Corp.	18,775	1,071,865
Consolidated Edison, Inc.	22,089	1,740,613
DTE Energy Co.	12,296	1,275,587
Edison International	23,233	1,364,009
Entergy Corp.	13,191	1,259,872
Essential Utilities, Inc.	14,316	598,266
Evergy, Inc.	15,101	882,351
Eversource Energy	21,498	1,734,889
FirstEnergy Corp.	35,855	1,479,736
Hawaiian Electric Industries, Inc.	7,204	284,342
IDACORP, Inc.	3,346	307,096
MDU Resources Group, Inc.	13,152	295,394
National Fuel Gas Co.	5,427	222,507
NiSource, Inc.	24,730	620,970
NRG Energy, Inc.	16,791	563,002
OGE Energy Corp.	13,293	418,995
PG&E Corp. *	35,276	375,337
Pinnacle West Capital Corp.	7,434	572,344
PPL Corp.	51,048	1,297,640
Public Service Enterprise Group, Inc.	33,498	1,698,684
Sempra Energy	18,723	2,318,844
The AES Corp.	43,993	582,907
UGI Corp.	13,789	416,152
Vistra Energy Corp.	28,074	548,566
WEC Energy Group, Inc.	20,935	1,895,664
Xcel Energy, Inc.	34,808	2,212,396
		31,000,170
Total Common Stock
(Cost $474,662,924)		439,920,789

Other Investment Companies 0.3% of net assets

Equity Funds 0.1%
iShares Russell Mid-Cap ETF	12,200	601,948

Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 0.19% (b)	800,430	800,430
Total Other Investment Companies
(Cost $1,356,726)		1,402,378

75
Schwab Equity Index Funds  |  Semiannual Report
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Schwab U.S. Mid-Cap Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 400 Mid-Cap Index, e-mini expires 06/19/20	6	984,780	21,448
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $755,210.
(b)	The rate shown is the 7-day yield.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust
76
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See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 98.7% of net assets

Australia 6.3%
AGL Energy Ltd.	286,599	3,145,426
Alumina Ltd.	1,047,134	1,161,534
AMP Ltd. *	1,497,363	1,381,554
APA Group	512,761	3,623,100
Aristocrat Leisure Ltd.	254,804	4,178,732
ASX Ltd.	84,438	4,452,034
Aurizon Holdings Ltd.	875,475	2,659,563
AusNet Services	827,122	1,008,778
Australia & New Zealand Banking Group Ltd.	1,243,723	13,509,892
Bendigo & Adelaide Bank Ltd.	222,446	941,201
BHP Group Ltd.	1,294,010	26,416,310
BlueScope Steel Ltd.	223,901	1,461,371
Boral Ltd.	528,190	1,026,529
Brambles Ltd.	678,862	4,852,207
Caltex Australia Ltd.	109,486	1,762,712
Challenger Ltd.	252,944	805,586
CIMIC Group Ltd.	43,905	698,896
Coca-Cola Amatil Ltd.	217,100	1,208,724
Cochlear Ltd.	28,464	3,384,296
Coles Group Ltd.	584,877	5,865,043
Commonwealth Bank of Australia	777,083	31,391,420
Computershare Ltd.	217,978	1,714,979
Crown Resorts Ltd.	160,832	1,029,581
CSL Ltd.	199,378	39,741,468
Dexus	484,700	2,877,337
Flight Centre Travel Group Ltd.	61,563	436,294
Fortescue Metals Group Ltd.	606,247	4,633,090
Goodman Group	718,830	6,122,443
Harvey Norman Holdings Ltd.	255,475	458,378
Incitec Pivot Ltd.	693,168	1,072,061
Insurance Australia Group Ltd.	1,024,521	3,827,921
James Hardie Industries plc	193,403	2,776,414
LendLease Group	196,462	1,564,984
LendLease Group, Interim Shares *(a)	48,234	384,224
Macquarie Group Ltd.	147,729	9,786,011
Magellan Financial Group Ltd.	56,180	1,840,267
Medibank Pvt Ltd.	1,232,551	2,159,204
Mirvac Group	1,743,087	2,532,869
National Australia Bank Ltd.	1,067,543	11,697,580
National Australia Bank Ltd., Interim Shares *(a)	197,330	2,162,239
Newcrest Mining Ltd. (a)	341,299	6,104,241
Oil Search Ltd.	876,266	1,719,685
Orica Ltd.	175,222	2,030,593
Origin Energy Ltd.	781,152	2,809,566
Qantas Airways Ltd.	319,090	792,510
QBE Insurance Group Ltd.	644,971	3,492,424
Ramsay Health Care Ltd.	78,447	3,185,855
REA Group Ltd.	23,199	1,327,423
Rio Tinto Ltd.	163,052	9,189,797
Santos Ltd.	791,862	2,517,960
Scentre Group	2,331,506	3,502,498
SEEK Ltd.	149,194	1,665,642
Sonic Healthcare Ltd.	198,133	3,499,078
Security	Number of Shares	Value ($)
South32 Ltd.	2,187,775	2,751,461
Stockland	1,037,495	1,926,530
Suncorp Group Ltd.	558,156	3,318,157
Sydney Airport	482,506	1,965,433
Tabcorp Holdings Ltd.	893,141	1,862,085
Telstra Corp., Ltd.	1,846,989	3,633,422
The GPT Group	864,789	2,376,674
TPG Telecom Ltd.	159,515	761,160
Transurban Group	1,198,678	10,685,935
Treasury Wine Estates Ltd.	312,159	2,053,182
Vicinity Centres	1,369,376	1,310,950
Washington H Soul Pattinson & Co., Ltd.	55,059	662,176
Wesfarmers Ltd.	497,539	12,084,944
Westpac Banking Corp.	1,566,081	16,293,731
WiseTech Global Ltd.	64,917	773,040
Woodside Petroleum Ltd.	411,493	5,892,265
Woolworths Group Ltd.	553,307	12,804,584
Worley Ltd.	142,609	826,597
		335,571,850

Austria 0.2%
ANDRITZ AG	31,366	1,030,608
Erste Group Bank AG	133,117	2,885,023
OMV AG	63,882	2,085,863
Raiffeisen Bank International AG	62,835	1,084,536
Verbund AG	29,157	1,320,161
voestalpine AG	50,198	1,040,404
		9,446,595

Belgium 0.9%
Ageas	78,066	2,813,820
Anheuser-Busch InBev S.A./N.V.	334,823	15,592,713
Colruyt S.A.	24,089	1,443,691
Galapagos N.V. *	19,749	4,363,091
Groupe Bruxelles Lambert S.A.	35,569	2,845,373
KBC Group N.V.	109,558	5,942,526
Proximus	66,473	1,418,761
Solvay S.A.	32,495	2,538,109
Telenet Group Holding N.V.	20,805	868,961
UCB S.A.	55,374	5,074,413
Umicore S.A.	87,580	3,795,760
		46,697,218

Denmark 2.2%
AP Moeller - Maersk A/S, Series A	1,619	1,500,159
AP Moeller - Maersk A/S, Series B	2,915	2,901,162
Carlsberg A/S, Class B	46,763	5,899,291
Chr. Hansen Holding A/S	46,835	4,038,286
Coloplast A/S, Class B	52,220	8,236,340
Danske Bank A/S	287,496	3,413,460
Demant A/S	49,165	1,175,428
DSV PANALPINA A/S	92,933	9,655,756
Genmab A/S *	28,609	6,877,161
H. Lundbeck A/S	30,262	1,104,131
ISS A/S	66,948	995,337
Novo Nordisk A/S, Class B	777,536	49,599,027

77
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Novozymes A/S, Class B	93,113	4,567,808
Orsted A/S	83,101	8,394,067
Pandora A/S	43,479	1,546,049
Tryg A/S	53,233	1,419,714
Vestas Wind Systems A/S	83,048	7,131,591
		118,454,767

Finland 1.0%
Elisa Oyj	63,208	3,841,039
Fortum Oyj	194,535	3,223,473
Kone Oyj, Class B	149,466	9,050,776
Metso Oyj	47,056	1,305,527
Neste Oyj	185,587	6,554,101
Nokia Oyj	2,481,608	8,946,036
Nokian Renkaat Oyj	53,906	1,145,250
Orion Oyj, Class B	46,161	2,345,825
Sampo Oyj, A Shares	194,348	6,442,138
Stora Enso Oyj, R Shares	254,198	2,990,526
UPM-Kymmene Oyj	233,892	6,414,527
Wartsila Oyj Abp	191,141	1,403,018
		53,662,236

France 10.6%
Accor S.A.	78,504	2,183,855
Aeroports de Paris	13,436	1,311,576
Air Liquide S.A.	207,793	26,400,976
Airbus SE *	256,263	16,226,185
Alstom S.A.	84,630	3,471,436
Amundi S.A.	26,406	1,752,674
ArcelorMittal S.A.	294,885	3,221,082
Arkema S.A.	30,602	2,547,095
Atos SE	43,238	3,092,128
AXA S.A.	848,821	15,089,060
BioMerieux	18,150	2,242,503
BNP Paribas S.A.	494,122	15,523,496
Bollore S.A.	390,711	1,035,471
Bollore S.A. - New	1,920	5,134
Bouygues S.A.	98,277	3,023,803
Bureau Veritas S.A.	130,343	2,705,912
Capgemini SE	69,750	6,557,250
Carrefour S.A.	263,747	3,916,965
Casino Guichard Perrachon S.A. (b)	24,170	907,267
Cie de Saint-Gobain	215,441	5,732,434
CNP Assurances *	74,396	767,522
Compagnie Generale des Etablissements Michelin	75,038	7,250,249
Covivio	21,282	1,336,538
Credit Agricole S.A.	503,124	4,046,856
Danone S.A.	271,201	18,901,904
Dassault Aviation S.A.	1,069	870,601
Dassault Systemes SE	57,719	8,454,118
Edenred	106,078	4,273,151
Eiffage S.A.	34,827	2,846,125
Electricite de France S.A.	273,160	2,174,607
Engie S.A.	801,493	8,695,847
EssilorLuxottica S.A.	124,572	15,474,886
Eurazeo SE	17,153	821,511
Eurofins Scientific SE	5,062	2,800,149
Eutelsat Communications S.A.	74,909	838,702
Faurecia SE	32,935	1,180,108
Gecina S.A.	20,314	2,665,419
Getlink SE	194,873	2,485,611
Hermes International	13,902	10,163,334
ICADE	12,793	982,693
Iliad S.A.	6,378	949,817
Ingenico Group S.A.	26,576	3,343,733
Security	Number of Shares	Value ($)
Ipsen S.A.	16,363	1,218,435
JCDecaux S.A.	39,535	818,358
Kering S.A.	33,260	16,919,513
Klepierre S.A.	88,751	1,801,725
L'Oreal S.A.	110,299	32,068,453
Legrand S.A.	117,164	7,854,976
LVMH Moet Hennessy Louis Vuitton SE	122,081	47,195,604
Natixis S.A.	400,181	944,736
Orange S.A.	876,324	10,646,489
Pernod-Ricard S.A.	93,217	14,233,828
Peugeot S.A.	261,042	3,700,437
Publicis Groupe S.A.	94,916	2,801,821
Remy Cointreau S.A.	9,979	1,113,122
Renault S.A.	83,966	1,654,522
Safran S.A.	143,718	13,361,617
Sanofi	495,407	48,388,249
Sartorius Stedim Biotech	12,298	2,948,730
Schneider Electric SE	242,863	22,443,538
SCOR SE	69,331	1,953,379
SEB S.A.	9,847	1,180,927
SES S.A.	156,197	1,040,582
Societe Generale S.A.	355,528	5,577,888
Sodexo S.A.	39,221	3,135,542
STMicroelectronics N.V.	300,050	7,726,723
Suez	149,530	1,691,370
Teleperformance	25,697	5,756,357
Thales S.A.	47,338	3,584,960
TOTAL S.A.	1,054,106	37,412,723
UbiSoft Entertainment S.A.	40,191	2,989,479
Unibail-Rodamco-Westfield	61,470	3,639,726
Valeo S.A.	107,258	2,458,662
Veolia Environnement S.A.	235,571	5,022,007
Vinci S.A.	225,941	18,509,523
Vivendi S.A.	363,573	7,857,958
Wendel SE	12,085	1,036,724
Worldline S.A. *	60,169	4,075,204
		563,033,670

Germany 7.9%
adidas AG	79,203	18,132,132
Allianz SE	183,258	33,725,200
Aroundtown S.A.	544,177	2,927,059
BASF SE	403,582	20,653,900
Bayer AG	431,653	28,389,540
Bayerische Motoren Werke AG	145,930	8,584,358
Beiersdorf AG	43,985	4,602,080
Brenntag AG	68,565	3,104,481
Carl Zeiss Meditec AG	17,661	1,741,511
Commerzbank AG	439,465	1,620,278
Continental AG	48,839	4,081,058
Covestro AG	77,220	2,593,906
Daimler AG	399,406	13,660,878
Delivery Hero SE *	49,405	4,190,292
Deutsche Bank AG	861,333	6,379,225
Deutsche Boerse AG	83,518	12,948,500
Deutsche Lufthansa AG	101,977	912,967
Deutsche Post AG	434,701	12,913,741
Deutsche Telekom AG *	1,464,523	21,410,763
Deutsche Wohnen SE	157,682	6,390,559
E.ON SE	985,286	9,869,873
Evonik Industries AG	91,767	2,257,507
Fraport AG Frankfurt Airport Services Worldwide	18,332	803,005
Fresenius Medical Care AG & Co. KGaA	93,570	7,333,128
Fresenius SE & Co. KGaA	183,427	7,944,757

78
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
GEA Group AG	68,269	1,566,629
Hannover Rueck SE	26,267	4,185,239
HeidelbergCement AG	65,050	3,084,094
Henkel AG & Co. KGaA	45,101	3,515,773
HOCHTIEF AG	10,388	812,874
Infineon Technologies AG	549,426	10,214,336
KION Group AG	29,075	1,442,184
Knorr-Bremse AG	21,176	1,969,441
LANXESS AG	36,992	1,820,206
Merck KGaA	56,813	6,593,625
METRO AG	80,819	706,139
MTU Aero Engines AG	23,196	3,158,725
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	63,415	13,889,423
Puma SE	37,128	2,332,212
QIAGEN N.V.	98,777	4,113,300
RWE AG	256,715	7,385,097
SAP SE	431,709	51,419,631
Siemens AG	336,034	31,010,259
Siemens Healthineers AG	66,653	2,934,322
Symrise AG	56,335	5,707,274
Telefonica Deutschland Holding AG	389,018	1,106,663
ThyssenKrupp AG *	175,396	1,166,770
Uniper SE	89,499	2,407,739
United Internet AG	43,950	1,512,255
Volkswagen AG	14,132	2,089,328
Vonovia SE	226,045	11,177,663
Wirecard AG	51,416	5,087,999
Zalando SE *	61,817	3,029,878
		422,609,776

Hong Kong 3.8%
AIA Group Ltd.	5,359,800	49,190,993
ASM Pacific Technology Ltd.	137,100	1,385,355
BeiGene Ltd. ADR	16,875	2,579,006
BOC Hong Kong (Holdings) Ltd.	1,640,090	5,033,654
Budweiser Brewing Co. APAC Ltd.	597,500	1,623,660
CK Asset Holdings Ltd.	1,146,525	7,244,594
CK Hutchison Holdings Ltd.	1,197,025	8,872,554
CK Infrastructure Holdings Ltd.	293,000	1,740,423
CLP Holdings Ltd.	728,426	7,797,163
Dairy Farm International Holdings Ltd.	153,000	733,210
Galaxy Entertainment Group Ltd.	963,000	6,193,539
Hang Lung Properties Ltd.	873,000	1,867,527
Hang Seng Bank Ltd.	339,140	5,931,575
Henderson Land Development Co., Ltd.	651,735	2,656,216
HK Electric Investments & HK Electric Investments Ltd.	1,161,604	1,201,810
HKT Trust & HKT Ltd.	1,693,000	2,732,028
Hong Kong & China Gas Co., Ltd.	4,508,260	8,079,701
Hong Kong Exchanges & Clearing Ltd.	530,465	17,007,841
Hongkong Land Holdings Ltd.	508,500	2,127,129
Jardine Matheson Holdings Ltd.	95,975	4,203,813
Jardine Strategic Holdings Ltd.	95,644	2,056,049
Kerry Properties Ltd.	297,500	821,687
Link REIT	930,000	8,290,244
Melco Resorts & Entertainment Ltd. ADR	98,111	1,552,116
MTR Corp., Ltd.	681,091	3,773,466
New World Development Co., Ltd.	2,735,113	3,231,381
NWS Holdings Ltd.	706,000	735,770
PCCW Ltd.	1,887,000	1,155,946
Security	Number of Shares	Value ($)
Power Assets Holdings Ltd.	614,938	4,120,251
Sands China Ltd.	1,073,600	4,346,465
Sino Land Co., Ltd.	1,390,472	1,943,226
SJM Holdings Ltd.	878,864	867,740
Sun Hung Kai Properties Ltd.	705,604	9,648,305
Swire Pacific Ltd., Class A	226,590	1,473,554
Swire Properties Ltd.	507,200	1,422,578
Techtronic Industries Co., Ltd.	609,000	4,617,747
The Bank of East Asia Ltd.	565,969	1,198,952
Vitasoy International Holdings Ltd. (b)	340,000	1,212,607
WH Group Ltd.	4,241,000	4,044,864
Wharf Real Estate Investment Co., Ltd.	535,188	2,265,703
Wheelock & Co., Ltd.	360,000	2,638,433
Wynn Macau Ltd.	698,000	1,205,358
Yue Yuen Industrial Holdings Ltd.	305,500	487,321
		201,311,554

Ireland 0.6%
AIB Group plc	333,894	462,049
Bank of Ireland Group plc	445,400	914,004
CRH plc	347,260	10,535,379
Flutter Entertainment plc	34,766	4,278,753
Kerry Group plc, Class A	69,755	8,003,371
Kingspan Group plc	68,262	3,478,427
Smurfit Kappa Group plc	99,465	3,115,864
		30,787,847

Israel 0.6%
Azrieli Group Ltd.	18,021	1,067,083
Bank Hapoalim B.M.	503,948	3,230,082
Bank Leumi Le-Israel B.M.	649,737	3,500,847
Check Point Software Technologies Ltd.	53,348	5,641,017
CyberArk Software Ltd. *	16,497	1,629,244
Elbit Systems Ltd.	10,515	1,425,489
ICL Ltd.	304,605	1,062,774
Israel Discount Bank Ltd., Class A	518,054	1,680,729
Mizrahi Tefahot Bank Ltd.	62,945	1,289,184
Nice Ltd.	27,126	4,454,886
Teva Pharmaceutical Industries Ltd. ADR	477,824	5,131,830
Wix.com Ltd. *	21,604	2,826,019
		32,939,184

Italy 2.1%
Assicurazioni Generali S.p.A.	481,428	6,868,356
Atlantia S.p.A.	218,169	3,576,496
CNH Industrial N.V. *	445,170	2,784,624
Davide Campari-Milano S.p.A.	253,994	1,974,132
Enel S.p.A.	3,573,131	24,406,070
Eni S.p.A.	1,117,016	10,641,057
EXOR N.V.	47,525	2,591,752
Ferrari N.V.	52,976	8,279,900
Fiat Chrysler Automobiles N.V.	477,823	4,144,606
FinecoBank Banca Fineco S.p.A.	271,305	3,022,776
Intesa Sanpaolo S.p.A.	6,542,617	10,216,319
Leonardo S.p.A.	174,971	1,208,365
Mediobanca Banca di Credito Finanziario S.p.A.	267,841	1,557,095
Moncler S.p.A.	79,124	2,975,607
Pirelli & C S.p.A.	178,195	690,042
Poste Italiane S.p.A	229,108	1,948,997

79
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Prysmian S.p.A.	105,784	1,995,931
Recordati S.p.A.	45,954	2,001,191
Snam S.p.A.	895,362	4,016,494
Telecom Italia S.p.A.	3,994,847	1,586,388
Telecom Italia S.p.A. - RSP	2,653,128	1,058,144
Tenaris S.A.	213,239	1,475,431
Terna - Rete Elettrica Nationale S.p.A.	624,207	3,908,739
UniCredit S.p.A.	883,081	6,819,830
		109,748,342

Japan 25.6%
ABC-Mart, Inc.	14,380	730,772
Acom Co., Ltd.	167,800	677,950
Advantest Corp.	87,398	4,240,675
Aeon Co., Ltd.	286,900	5,775,752
AEON Financial Service Co., Ltd.	49,600	515,803
Aeon Mall Co., Ltd.	49,000	615,964
AGC, Inc.	81,393	2,007,164
Air Water, Inc.	79,400	1,070,448
Aisin Seiki Co., Ltd.	70,600	2,033,239
Ajinomoto Co., Inc.	195,000	3,473,101
Alfresa Holdings Corp.	83,200	1,659,121
Alps Alpine Co., Ltd.	87,279	900,224
Amada Co., Ltd.	142,300	1,286,255
ANA Holdings, Inc.	51,600	1,096,498
Aozora Bank Ltd.	51,200	911,161
Asahi Group Holdings Ltd.	158,700	5,456,949
Asahi Intecc Co., Ltd.	85,800	2,272,948
Asahi Kasei Corp.	549,900	3,901,250
Astellas Pharma, Inc.	830,350	13,733,280
Bandai Namco Holdings, Inc.	87,200	4,357,071
Benesse Holdings, Inc.	31,700	902,733
Bridgestone Corp.	250,957	7,811,615
Brother Industries Ltd.	98,400	1,667,732
Calbee, Inc.	34,400	1,040,861
Canon, Inc.	439,495	9,244,836
Casio Computer Co., Ltd.	86,000	1,357,237
Central Japan Railway Co.	63,300	9,960,536
Chubu Electric Power Co., Inc.	280,800	3,797,533
Chugai Pharmaceutical Co., Ltd.	98,400	11,729,447
Coca-Cola Bottlers Japan Holdings, Inc.	52,800	945,423
Concordia Financial Group Ltd.	458,900	1,406,058
Credit Saison Co., Ltd.	67,900	771,150
CyberAgent, Inc.	45,000	1,889,368
Dai Nippon Printing Co., Ltd.	108,148	2,280,204
Dai-ichi Life Holdings, Inc.	472,900	5,926,487
Daicel Corp.	115,100	934,316
Daifuku Co., Ltd.	44,630	3,123,241
Daiichi Sankyo Co., Ltd.	249,300	17,137,190
Daikin Industries Ltd.	109,500	14,052,234
Daito Trust Construction Co., Ltd.	31,600	3,004,700
Daiwa House Industry Co., Ltd.	248,500	6,297,071
Daiwa House REIT Investment Corp.	857	2,073,597
Daiwa Securities Group, Inc.	681,400	2,833,555
Denso Corp.	189,900	6,675,316
Dentsu Group, Inc.	97,000	2,025,734
Disco Corp.	11,900	2,657,438
East Japan Railway Co.	132,760	9,694,132
Eisai Co., Ltd.	110,800	7,735,054
Electric Power Development Co., Ltd.	62,700	1,254,885
FamilyMart Co., Ltd.	109,200	1,851,773
Fanuc Corp.	85,200	13,905,768
Fast Retailing Co., Ltd.	25,600	12,140,718
Fuji Electric Co., Ltd.	54,600	1,302,340
FUJIFILM Holdings Corp.	158,311	7,540,755
Security	Number of Shares	Value ($)
Fujitsu Ltd.	86,400	8,393,620
Fukuoka Financial Group, Inc.	75,800	1,082,920
GMO Payment Gateway, Inc.	17,800	1,586,858
Hakuhodo DY Holdings, Inc.	102,500	1,135,493
Hamamatsu Photonics K.K.	62,400	2,727,456
Hankyu Hanshin Holdings, Inc.	100,500	3,438,390
Hikari Tsushin, Inc.	9,293	1,798,475
Hino Motors Ltd.	125,700	747,755
Hirose Electric Co., Ltd.	14,564	1,599,082
Hisamitsu Pharmaceutical Co., Inc.	23,200	1,093,080
Hitachi Construction Machinery Co., Ltd.	46,653	1,094,583
Hitachi Ltd.	424,915	12,611,232
Hitachi Metals Ltd.	90,700	873,961
Honda Motor Co., Ltd.	716,539	17,400,546
Hoshizaki Corp.	23,500	1,790,860
Hoya Corp.	166,307	15,166,087
Hulic Co., Ltd.	130,900	1,294,595
Idemitsu Kosan Co., Ltd.	85,903	1,951,975
IHI Corp.	62,400	773,426
Iida Group Holdings Co., Ltd.	64,600	858,048
Inpex Corp.	456,600	2,947,395
Isetan Mitsukoshi Holdings Ltd.	142,500	866,890
Isuzu Motors Ltd.	244,700	1,859,610
ITOCHU Corp.	591,900	11,604,263
Itochu Techno-Solutions Corp.	41,487	1,267,617
J. Front Retailing Co., Ltd.	99,849	814,572
Japan Airlines Co., Ltd.	48,000	856,214
Japan Airport Terminal Co., Ltd.	22,100	896,205
Japan Exchange Group, Inc.	222,500	4,138,596
Japan Post Bank Co., Ltd.	176,600	1,639,764
Japan Post Holdings Co., Ltd.	689,900	5,518,432
Japan Post Insurance Co., Ltd.	98,000	1,252,117
Japan Prime Realty Investment Corp.	335	927,951
Japan Real Estate Investment Corp.	585	3,159,735
Japan Retail Fund Investment Corp.	1,167	1,272,293
Japan Tobacco, Inc.	527,300	9,819,937
JFE Holdings, Inc.	212,500	1,410,157
JGC Holdings Corp.	97,400	940,571
JSR Corp.	84,600	1,591,414
JTEKT Corp.	92,000	673,949
JXTG Holdings, Inc.	1,343,000	4,761,420
Kajima Corp.	197,500	2,052,176
Kakaku.com, Inc.	59,200	1,207,996
Kamigumi Co., Ltd.	47,900	843,301
Kansai Paint Co., Ltd.	77,500	1,472,078
Kao Corp.	211,819	16,334,694
Kawasaki Heavy Industries Ltd.	61,100	923,225
KDDI Corp.	776,200	22,482,065
Keihan Holdings Co., Ltd.	41,700	1,874,236
Keikyu Corp.	95,000	1,561,387
Keio Corp.	44,900	2,539,882
Keisei Electric Railway Co., Ltd.	57,756	1,742,170
Keyence Corp.	80,100	28,596,664
Kikkoman Corp.	64,877	2,981,099
Kintetsu Group Holdings Co., Ltd.	76,200	3,640,116
Kirin Holdings Co., Ltd.	361,300	6,972,453
Kobayashi Pharmaceutical Co., Ltd.	22,000	2,039,347
Koito Manufacturing Co., Ltd.	45,100	1,698,816
Komatsu Ltd.	406,309	7,687,739
Konami Holdings Corp.	40,700	1,277,949
Konica Minolta, Inc.	197,777	765,321
Kose Corp.	14,400	1,800,178
Kubota Corp.	454,500	5,644,297
Kuraray Co., Ltd.	139,700	1,397,497
Kurita Water Industries Ltd.	42,300	1,180,122
Kyocera Corp.	140,900	7,528,343
Kyowa Kirin Co., Ltd.	108,100	2,508,962

80
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Kyushu Electric Power Co., Inc.	169,200	1,340,733
Kyushu Railway Co.	69,800	1,877,838
Lawson, Inc.	21,700	1,127,956
LINE Corp.	26,100	1,276,697
Lion Corp.	97,700	2,053,879
LIXIL Group Corp.	119,587	1,434,532
M3, Inc.	193,900	6,998,621
Makita Corp.	99,500	3,239,959
Marubeni Corp.	683,700	3,292,589
Marui Group Co., Ltd.	82,146	1,344,641
Maruichi Steel Tube Ltd.	26,600	598,098
Mazda Motor Corp.	253,100	1,430,862
McDonald's Holdings Co., Ltd.	29,900	1,461,985
Mebuki Financial Group, Inc.	390,980	821,316
Medipal Holdings Corp.	82,200	1,585,732
MEIJI Holdings Co., Ltd.	50,400	3,500,470
Mercari, Inc. (b)	34,060	860,059
Minebea Mitsumi, Inc.	159,200	2,588,463
MISUMI Group, Inc.	125,700	2,985,798
Mitsubishi Chemical Holdings Corp.	561,600	3,191,907
Mitsubishi Corp.	593,600	12,589,061
Mitsubishi Electric Corp.	802,800	9,878,169
Mitsubishi Estate Co., Ltd.	519,702	8,407,806
Mitsubishi Gas Chemical Co., Inc.	68,200	835,507
Mitsubishi Heavy Industries Ltd.	139,800	3,584,979
Mitsubishi Materials Corp.	48,600	995,442
Mitsubishi Motors Corp.	285,600	809,357
Mitsubishi UFJ Financial Group, Inc.	5,410,909	21,860,071
Mitsubishi UFJ Lease & Finance Co., Ltd.	173,638	829,128
Mitsui & Co., Ltd.	727,700	10,157,486
Mitsui Chemicals, Inc.	80,600	1,582,423
Mitsui Fudosan Co., Ltd.	387,277	7,120,840
Mitsui O.S.K. Lines Ltd.	49,300	855,092
Mizuho Financial Group, Inc.	10,619,034	12,365,008
MonotaRO Co., Ltd.	55,400	1,780,079
MS&AD Insurance Group Holdings, Inc.	208,162	5,997,165
Murata Manufacturing Co., Ltd.	252,500	14,227,607
Nabtesco Corp.	50,100	1,433,628
Nagoya Railroad Co., Ltd.	81,600	2,335,078
NEC Corp.	108,000	4,144,476
Nexon Co., Ltd.	217,200	3,506,907
NGK Insulators Ltd.	113,100	1,479,667
NGK Spark Plug Co., Ltd.	67,100	1,004,635
NH Foods Ltd.	35,200	1,249,459
Nidec Corp.	196,600	11,444,882
Nikon Corp.	138,100	1,284,580
Nintendo Co., Ltd.	49,139	20,290,672
Nippon Building Fund, Inc.	583	3,476,565
Nippon Express Co., Ltd.	34,300	1,675,284
Nippon Paint Holdings Co., Ltd.	63,700	3,681,570
Nippon Prologis REIT, Inc.	865	2,394,574
Nippon Shinyaku Co., Ltd.	20,400	1,432,563
Nippon Steel Corp.	352,041	2,961,943
Nippon Telegraph & Telephone Corp.	566,012	12,890,151
Nippon Yusen K.K.	65,700	864,843
Nissan Chemical Corp.	54,800	2,102,602
Nissan Motor Co., Ltd.	1,031,196	3,509,975
Nisshin Seifun Group, Inc.	87,300	1,356,475
Nissin Foods Holdings Co., Ltd.	27,800	2,285,257
Nitori Holdings Co., Ltd.	35,100	5,379,977
Nitto Denko Corp.	69,700	3,481,754
Nomura Holdings, Inc.	1,457,000	6,045,989
Nomura Real Estate Holdings, Inc.	53,900	876,427
Nomura Real Estate Master Fund, Inc.	1,825	2,075,416
Nomura Research Institute Ltd.	148,700	3,640,328
Security	Number of Shares	Value ($)
NSK Ltd.	155,700	1,077,700
NTT Data Corp.	279,000	2,846,964
NTT DOCOMO, Inc.	586,200	17,276,031
Obayashi Corp.	284,100	2,483,203
Obic Co., Ltd.	28,300	4,246,740
Odakyu Electric Railway Co., Ltd.	130,800	2,884,444
Oji Holdings Corp.	376,800	1,913,199
Olympus Corp.	512,100	8,125,422
Omron Corp.	81,300	4,775,166
Ono Pharmaceutical Co., Ltd.	161,300	3,886,089
Oracle Corp., Japan	17,100	1,760,411
Oriental Land Co., Ltd.	87,800	11,101,888
ORIX Corp.	581,900	6,847,502
Orix JREIT, Inc.	1,172	1,401,115
Osaka Gas Co., Ltd.	162,800	3,031,629
Otsuka Corp.	45,700	2,069,189
Otsuka Holdings Co., Ltd.	171,600	6,744,574
Pan Pacific International Holdings Corp.	197,100	3,818,554
Panasonic Corp.	969,512	7,390,576
Park24 Co., Ltd.	49,900	783,479
PeptiDream, Inc.	40,900	1,525,515
Persol Holdings Co., Ltd.	76,400	878,659
Pigeon Corp.	50,100	1,784,053
Pola Orbis Holdings, Inc.	41,700	744,154
Rakuten, Inc.	382,820	3,246,020
Recruit Holdings Co., Ltd.	596,100	17,388,943
Renesas Electronics Corp.	339,900	1,794,816
Resona Holdings, Inc.	933,585	2,915,619
Ricoh Co., Ltd.	292,300	1,992,460
Rinnai Corp.	14,800	1,121,033
Rohm Co., Ltd.	41,700	2,636,433
Ryohin Keikaku Co., Ltd.	102,802	1,223,498
Sankyo Co., Ltd.	20,000	549,130
Santen Pharmaceutical Co., Ltd.	157,900	2,795,086
SBI Holdings, Inc.	102,790	1,919,842
Secom Co., Ltd.	92,300	7,681,136
Sega Sammy Holdings, Inc.	75,100	909,673
Seibu Holdings, Inc.	87,300	1,047,352
Seiko Epson Corp.	120,600	1,369,482
Sekisui Chemical Co., Ltd.	162,600	2,060,808
Sekisui House Ltd.	272,300	4,671,227
Seven & i Holdings Co., Ltd.	331,103	10,965,153
Seven Bank Ltd.	255,900	693,697
SG Holdings Co., Ltd.	62,464	1,737,939
Sharp Corp.	91,800	1,010,541
Shimadzu Corp.	98,800	2,460,504
Shimamura Co., Ltd.	10,500	661,987
Shimano, Inc.	32,500	4,789,058
Shimizu Corp.	257,500	1,977,615
Shin-Etsu Chemical Co., Ltd.	155,760	17,180,638
Shinsei Bank Ltd.	89,100	1,074,806
Shionogi & Co., Ltd.	118,300	6,533,415
Shiseido Co., Ltd.	175,800	10,335,844
Showa Denko K.K.	59,200	1,295,766
SMC Corp.	25,200	11,390,962
Softbank Corp.	736,400	10,028,278
SoftBank Group Corp.	688,600	29,515,186
Sohgo Security Services Co., Ltd.	31,700	1,512,154
Sompo Holdings, Inc.	146,900	4,764,776
Sony Corp.	558,900	35,967,492
Sony Financial Holdings, Inc.	65,600	1,243,556
Square Enix Holdings Co., Ltd.	40,300	1,651,738
Stanley Electric Co., Ltd.	55,847	1,272,436
Subaru Corp.	269,300	5,389,905
Sumco Corp.	110,000	1,566,080
Sumitomo Chemical Co., Ltd.	664,600	2,038,462
Sumitomo Corp.	521,300	5,897,047

81
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Sumitomo Dainippon Pharma Co., Ltd.	70,100	969,878
Sumitomo Electric Industries Ltd.	331,100	3,406,504
Sumitomo Heavy Industries Ltd.	47,000	990,486
Sumitomo Metal Mining Co., Ltd.	103,200	2,572,057
Sumitomo Mitsui Financial Group, Inc.	574,246	15,101,078
Sumitomo Mitsui Trust Holdings, Inc.	139,300	4,055,960
Sumitomo Realty & Development Co., Ltd.	148,100	3,966,493
Sumitomo Rubber Industries Ltd.	76,200	739,638
Sundrug Co., Ltd.	32,300	1,105,902
Suntory Beverage & Food Ltd.	61,800	2,327,282
Suzuken Co., Ltd.	31,200	1,202,399
Suzuki Motor Corp.	160,900	5,135,164
Sysmex Corp.	73,300	5,064,092
T&D Holdings, Inc.	233,200	2,015,725
Taiheiyo Cement Corp.	52,100	1,022,767
Taisei Corp.	90,000	2,805,488
Taisho Pharmaceutical Holdings Co., Ltd.	15,100	943,392
Taiyo Nippon Sanso Corp.	55,200	856,192
Takeda Pharmaceutical Co., Ltd.	658,190	23,735,281
TDK Corp.	56,600	4,879,347
Teijin Ltd.	78,300	1,248,708
Terumo Corp.	283,700	9,413,905
The Bank of Kyoto Ltd.	23,909	818,366
The Chiba Bank Ltd.	235,900	1,094,580
The Chugoku Electric Power Co., Inc.	125,200	1,684,573
The Kansai Electric Power Co., Inc.	313,100	3,208,386
The Shizuoka Bank Ltd.	195,600	1,187,531
The Yokohama Rubber Co., Ltd.	53,000	674,102
THK Co., Ltd.	52,042	1,244,054
Tobu Railway Co., Ltd.	84,800	2,876,420
Toho Co., Ltd.	49,908	1,634,370
Toho Gas Co., Ltd.	32,260	1,585,084
Tohoku Electric Power Co., Inc.	188,400	1,773,220
Tokio Marine Holdings, Inc.	280,899	13,178,574
Tokyo Century Corp.	19,377	662,382
Tokyo Electric Power Co. Holdings, Inc.	674,790	2,271,551
Tokyo Electron Ltd.	69,000	14,695,678
Tokyo Gas Co., Ltd.	163,840	3,595,618
Tokyu Corp.	218,600	3,290,360
Tokyu Fudosan Holdings Corp.	263,900	1,291,056
Toppan Printing Co., Ltd.	125,400	1,862,831
Toray Industries, Inc.	608,100	2,787,960
Toshiba Corp.	168,617	4,181,325
Tosoh Corp.	114,900	1,404,277
TOTO Ltd.	62,300	2,168,485
Toyo Seikan Group Holdings Ltd.	58,500	593,475
Toyo Suisan Kaisha Ltd.	38,400	1,846,534
Toyoda Gosei Co., Ltd.	28,600	532,682
Toyota Industries Corp.	65,000	3,271,685
Toyota Motor Corp.	1,003,503	62,043,442
Toyota Tsusho Corp.	94,469	2,248,759
Trend Micro, Inc.	55,000	2,790,250
Tsuruha Holdings, Inc.	16,500	2,212,372
Unicharm Corp.	177,100	6,526,755
United Urban Investment Corp.	1,320	1,324,292
USS Co., Ltd.	95,000	1,504,310
Welcia Holdings Co., Ltd.	20,500	1,488,266
West Japan Railway Co.	70,900	4,381,451
Yakult Honsha Co., Ltd.	52,500	3,049,762
Yamada Denki Co., Ltd.	282,700	1,340,606
Yamaha Corp.	64,400	2,599,523
Yamaha Motor Co., Ltd.	121,700	1,565,765
Security	Number of Shares	Value ($)
Yamato Holdings Co., Ltd.	137,000	2,391,151
Yamazaki Baking Co., Ltd.	54,000	954,939
Yaskawa Electric Corp.	106,700	3,478,921
Yokogawa Electric Corp.	102,800	1,401,201
Z Holdings Corp.	1,158,500	4,471,028
ZOZO, Inc.	49,300	795,482
		1,366,484,372

Netherlands 4.2%
ABN AMRO Group N.V. CVA	181,784	1,394,455
Adyen N.V. *	4,565	4,508,301
Aegon N.V.	774,590	2,003,589
AerCap Holdings N.V.	54,469	1,531,668
Akzo Nobel N.V.	88,795	6,738,636
Altice Europe N.V.	266,285	1,062,397
ASML Holding N.V.	186,977	54,613,228
Coca-Cola European Partners plc	99,807	3,956,350
Heineken Holding N.V.	50,976	3,971,790
Heineken N.V.	113,841	9,683,298
ING Groep N.V.	1,711,576	9,589,593
Just Eat Takeaway.com N.V	50,335	5,173,994
Koninklijke Ahold Delhaize N.V.	483,580	11,741,484
Koninklijke DSM N.V.	79,740	9,773,082
Koninklijke KPN N.V.	1,587,811	3,657,270
Koninklijke Philips N.V.	397,660	17,334,984
Koninklijke Vopak N.V.	30,898	1,781,690
NN Group N.V.	137,363	3,973,576
NXP Semiconductors N.V.	122,787	12,225,902
Prosus N.V.	214,075	16,229,213
Randstad N.V.	52,951	2,131,041
Unilever N.V.	644,519	32,096,580
Wolters Kluwer N.V.	119,841	8,814,716
		223,986,837

New Zealand 0.3%
a2 Milk Co., Ltd.	325,699	3,876,445
Auckland International Airport Ltd.	529,722	1,956,150
Fisher & Paykel Healthcare Corp., Ltd.	250,281	4,181,379
Fletcher Building Ltd.	361,364	809,635
Mercury NZ Ltd.	292,846	814,096
Meridian Energy Ltd.	576,418	1,570,566
Ryman Healthcare Ltd.	172,296	1,256,874
Spark New Zealand Ltd.	805,953	2,181,161
		16,646,306

Norway 0.6%
Aker BP A.S.A.	49,735	816,523
DNB A.S.A.	414,501	5,018,740
Equinor A.S.A.	438,902	6,077,394
Gjensidige Forsikring A.S.A.	87,828	1,549,710
Mowi A.S.A.	195,736	3,352,371
Norsk Hydro A.S.A.	581,403	1,474,937
Orkla A.S.A.	332,852	3,006,611
Schibsted A.S.A., B Shares	42,667	828,695
Telenor A.S.A.	315,260	4,835,785
Yara International A.S.A.	77,928	2,646,781
		29,607,547

Portugal 0.2%
Banco Espirito Santo S.A. *(a)	470,491	—
EDP - Energias de Portugal S.A.	1,115,634	4,701,136

82
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Galp Energia, SGPS, S.A.	223,273	2,576,818
Jeronimo Martins, SGPS, S.A.	112,066	1,899,913
		9,177,867

Singapore 1.2%
Ascendas Real Estate Investment Trust	1,286,024	2,689,437
CapitaLand Commercial Trust	1,233,600	1,401,796
CapitaLand Ltd.	1,141,700	2,422,418
CapitaLand Mall Trust	1,117,900	1,487,367
City Developments Ltd.	201,100	1,124,098
ComfortDelGro Corp., Ltd.	986,500	1,150,084
DBS Group Holdings Ltd.	786,946	11,079,497
Genting Singapore Ltd.	2,722,600	1,510,683
Jardine Cycle & Carriage Ltd.	43,200	614,214
Keppel Corp., Ltd.	645,900	2,726,811
Mapletree Commercial Trust	929,600	1,280,042
Oversea-Chinese Banking Corp., Ltd.	1,447,387	9,234,779
SATS Ltd.	297,500	689,246
Sembcorp Industries Ltd.	467,400	535,456
Singapore Airlines Ltd.	245,300	1,060,740
Singapore Exchange Ltd.	350,000	2,386,685
Singapore Press Holdings Ltd.	705,400	757,495
Singapore Technologies Engineering Ltd.	681,749	1,651,021
Singapore Telecommunications Ltd.	3,587,137	7,167,950
Suntec Real Estate Investment Trust	874,500	863,762
United Overseas Bank Ltd.	551,433	7,879,483
UOL Group Ltd.	202,872	975,747
Venture Corp., Ltd.	123,400	1,379,079
Wilmar International Ltd.	831,334	2,093,532
Yangzijiang Shipbuilding Holdings Ltd.	1,018,400	706,190
		64,867,612

Spain 2.4%
ACS Actividades de Construccion y Servicios S.A.	110,822	2,771,261
Aena SME S.A.	29,489	3,732,874
Amadeus IT Group S.A.	189,469	9,043,820
Banco Bilbao Vizcaya Argentaria S.A.	2,931,965	9,583,942
Banco De Sabadell S.A.	2,589,550	1,073,617
Banco Santander S.A.	7,302,200	16,315,940
Bankia S.A.	543,099	552,679
Bankinter S.A.	304,756	1,258,100
CaixaBank S.A.	1,563,363	2,812,686
Cellnex Telecom S.A.	109,717	5,738,722
Enagas S.A.	110,257	2,573,588
Endesa S.A.	138,484	3,071,598
Ferrovial S.A.	213,247	5,339,665
Grifols S.A.	130,193	4,443,080
Iberdrola S.A.	2,705,346	26,912,174
Industria de Diseno Textil S.A.	479,420	12,279,093
Mapfre S.A.	462,706	849,064
Naturgy Energy Group S.A.	131,387	2,321,278
Red Electrica Corp. S.A.	191,926	3,378,256
Repsol S.A.	619,723	5,625,118
Siemens Gamesa Renewable Energy S.A.	102,678	1,527,408
Telefonica S.A.	2,054,010	9,391,928
		130,595,891

Security	Number of Shares	Value ($)
Sweden 2.8%
Alfa Laval AB	139,701	2,610,583
Assa Abloy AB, B Shares	440,338	7,882,898
Atlas Copco AB, A Shares	293,153	10,103,360
Atlas Copco AB, B Shares	173,577	5,369,058
Boliden AB	119,214	2,403,044
Electrolux AB, B Shares	98,890	1,352,208
Epiroc AB, A Shares	285,592	2,858,097
Epiroc AB, B Shares	172,701	1,703,885
Essity AB, B Shares	266,522	8,633,541
Hennes & Mauritz AB, B Shares	357,073	4,881,041
Hexagon AB, B Shares	115,247	5,655,394
Husqvarna AB, B Shares	180,380	1,085,399
ICA Gruppen AB	40,538	1,773,756
Industrivarden AB, C Shares	73,034	1,494,494
Investor AB, B Shares	199,338	9,906,734
Kinnevik AB, B Shares	107,121	2,201,653
LE Lundbergfortagen AB, B Shares	33,316	1,398,839
Lundin Energy AB	81,030	2,084,825
Millicom International Cellular S.A. SDR	41,133	1,068,886
Nordea Bank Abp (c)	1,408,060	9,031,207
Nordea Bank Abp (c)	16,453	105,269
Sandvik AB *	496,323	7,635,143
Securitas AB, B Shares	136,047	1,609,736
Skandinaviska Enskilda Banken AB, A Shares	712,756	5,867,735
Skanska AB, B Shares	147,810	2,812,191
SKF AB, B Shares	169,641	2,677,548
Svenska Handelsbanken AB, A Shares	682,618	6,230,485
Swedbank AB, A Shares	395,778	4,683,692
Swedish Match AB	74,221	4,586,594
Tele2 AB, B Shares	223,173	2,877,729
Telefonaktiebolaget LM Ericsson, B Shares	1,350,448	11,537,089
Telia Co. AB	1,193,976	4,151,409
Volvo AB, B Shares	653,206	8,370,549
		146,644,071

Switzerland 10.4%
ABB Ltd.	810,188	15,379,207
Adecco Group AG	68,967	3,018,044
Alcon, Inc.	182,598	9,636,976
Baloise Holding AG	21,646	3,238,619
Barry Callebaut AG	1,307	2,559,143
Chocoladefabriken Lindt & Spruengli AG	45	3,778,035
Chocoladefabriken Lindt & Spruengli AG - Participation Certificates	465	3,622,346
Cie Financiere Richemont S.A.	229,224	13,004,664
Clariant AG	87,328	1,614,323
Credit Suisse Group AG	1,123,364	10,257,029
Dufry AG	17,136	561,127
EMS-Chemie Holding AG	3,606	2,331,900
Geberit AG	16,248	7,266,152
Givaudan S.A.	4,059	13,610,977
Julius Baer Group Ltd.	99,483	3,907,210
Kuehne & Nagel International AG	23,910	3,420,140
LafargeHolcim Ltd.	216,585	8,995,416
Lonza Group AG	32,745	14,298,614
Nestle S.A.	1,307,291	138,455,215
Novartis AG	943,883	80,549,515
Pargesa Holding S.A.	16,655	1,184,779
Partners Group Holding AG	8,205	6,465,868
Roche Holding AG	308,659	106,887,792

83
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Schindler Holding AG	8,914	1,916,915
Schindler Holding AG - Participation Certificates	17,745	3,949,248
SGS S.A.	2,654	5,986,630
Sika AG	56,064	9,273,499
Sonova Holding AG	23,910	4,318,472
Straumann Holding AG	4,587	3,489,914
Swiss Life Holding AG	14,707	5,215,443
Swiss Prime Site AG	33,096	3,150,954
Swiss Re AG	129,545	9,413,555
Swisscom AG	11,368	5,906,720
Temenos AG	29,099	3,770,691
The Swatch Group AG	21,934	852,737
The Swatch Group AG - Bearer Shares	13,026	2,613,819
UBS Group AG	1,696,458	18,164,815
Vifor Pharma AG	19,880	2,982,477
Zurich Insurance Group AG	65,744	20,844,420
		555,893,400

United Kingdom 14.8%
3i Group plc	427,190	4,196,655
Admiral Group plc	83,969	2,450,263
Anglo American plc	452,847	8,053,906
Antofagasta plc	172,457	1,765,945
Ashtead Group plc	199,235	5,442,149
Associated British Foods plc	157,950	3,749,627
AstraZeneca plc	576,360	60,282,644
Auto Trader Group plc	423,980	2,440,642
AVEVA Group plc	29,445	1,321,558
Aviva plc	1,713,828	5,182,833
BAE Systems plc	1,406,182	8,969,236
Barclays plc	7,590,807	10,135,997
Barratt Developments plc	452,845	2,952,258
BHP Group plc	928,784	15,589,613
BP plc	8,903,028	35,081,608
British American Tobacco plc	1,007,761	38,843,355
BT Group plc	3,679,736	5,363,292
Bunzl plc	147,348	3,198,151
Burberry Group plc	178,816	3,104,876
Carnival plc	68,845	948,700
Centrica plc	2,456,784	1,228,776
Coca-Cola HBC AG	86,855	2,200,795
Compass Group plc	696,123	11,713,943
Croda International plc	56,336	3,454,506
DCC plc	42,990	3,056,970
Diageo plc	1,031,041	35,498,583
Direct Line Insurance Group plc	596,765	2,033,201
easyJet plc	75,724	573,587
Evraz plc	213,027	705,930
Experian plc	398,967	11,981,124
Ferguson plc	99,461	7,171,359
G4S plc	657,446	902,530
GlaxoSmithKline plc	2,191,854	45,727,757
Glencore plc	4,696,535	8,798,673
GVC Holdings plc	252,830	2,399,815
Halma plc	165,554	4,352,477
Hargreaves Lansdown plc	147,531	2,669,495
HSBC Holdings plc	8,922,424	45,860,875
Imperial Brands plc	415,943	8,750,797
Informa plc	548,500	3,029,835
InterContinental Hotels Group plc	76,727	3,495,120
Intertek Group plc	70,336	4,197,599
ITV plc	1,608,797	1,544,734
J. Sainsbury plc	772,903	1,923,596
JD Sports Fashion plc	187,310	1,241,550
Johnson Matthey plc	85,227	2,135,408
Security	Number of Shares	Value ($)
Kingfisher plc	911,545	1,808,315
Land Securities Group plc	313,347	2,613,018
Legal & General Group plc	2,618,663	6,732,581
Lloyds Banking Group plc	30,772,435	12,450,774
London Stock Exchange Group plc	138,362	12,950,242
M&G plc	1,129,771	1,872,963
Marks & Spencer Group plc	844,085	983,415
Meggitt plc	346,729	1,214,125
Melrose Industries plc	2,126,212	2,657,557
Micro Focus International plc	140,263	831,589
Mondi plc	214,905	3,795,072
National Grid plc	1,529,048	17,918,531
Next plc	58,164	3,463,003
NMC Health plc (a)	48,950	18,816
Ocado Group plc *	197,843	3,995,970
Pearson plc	350,287	2,019,980
Persimmon plc	138,869	3,847,537
Prudential plc	1,142,359	16,115,724
Reckitt Benckiser Group plc	311,686	25,963,365
RELX plc	851,428	19,209,742
Rentokil Initial plc	807,747	4,805,782
Rio Tinto plc	494,946	22,974,707
Rolls-Royce Holdings plc	772,279	3,196,425
Royal Bank of Scotland Group plc	2,149,850	2,999,280
Royal Dutch Shell plc, A Shares	1,837,089	30,246,286
Royal Dutch Shell plc, B Shares	1,639,377	26,244,190
RSA Insurance Group plc	460,132	2,085,344
Schroders plc	53,945	1,801,740
Segro plc	479,809	5,029,130
Severn Trent plc	104,721	3,142,418
Smith & Nephew plc	384,472	7,523,764
Smiths Group plc	173,831	2,706,620
Spirax-Sarco Engineering plc	32,688	3,577,355
SSE plc	454,436	7,127,997
St. James's Place plc	232,244	2,472,975
Standard Chartered plc	1,190,741	6,084,310
Standard Life Aberdeen plc	1,026,113	2,841,984
Taylor Wimpey plc	1,459,408	2,695,293
Tesco plc	4,302,706	12,726,616
The Berkeley Group Holdings plc	53,199	2,792,578
The British Land Co., plc	381,187	1,944,528
The Sage Group plc	473,780	3,810,372
The Weir Group plc	111,138	1,328,171
TUI AG	199,325	794,050
Unilever plc	487,187	25,086,317
United Utilities Group plc	302,915	3,428,954
Vodafone Group plc	11,758,448	16,587,334
Whitbread plc	58,017	2,176,377
WM Morrison Supermarkets plc	1,068,944	2,456,618
WPP plc	552,485	4,286,797
		791,158,974
Total Common Stock
(Cost $5,085,878,324)		5,259,325,916

Preferred Stock 0.6% of net assets

Germany 0.6%
Bayerische Motoren Werke AG	24,302	1,139,916
Fuchs Petrolub SE	29,834	1,156,830
Henkel AG & Co. KGaA	78,754	6,992,293
Porsche Automobil Holding SE	67,221	3,394,238
Sartorius AG	15,579	4,376,782
Volkswagen AG	81,430	11,329,449
Total Preferred Stock
(Cost $29,588,383)		28,389,508

84
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab International Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Other Investment Company 0.0% of net assets

United States 0.0%
Securities Lending Collateral 0.0%
Wells Fargo Government Money Market Fund, Select Class 0.19% (d)	1,691,381	1,691,381
Total Other Investment Company
(Cost $1,691,381)		1,691,381
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.1% of net assets

Time Deposits 0.1%
Brown Brothers Harriman
Australian Dollar
0.01%, 05/01/20 (e)	287,700	187,480
Norwegian Krone
0.03%, 05/04/20 (e)	35,129	3,429
Swedish Krona
(0.25%), 05/04/20 (e)(f)	1,811,442	185,681
Swiss Franc
(1.50%), 05/04/20 (e)(f)	2,590,500	2,683,760
Citibank
Euro
(0.65%), 05/04/20 (e)(f)	638,699	699,918
Pound Sterling
0.01%, 05/01/20 (e)	107,287	135,128
Sumitomo Mitsui Banking Corp.
Japanese Yen
(0.25%), 05/01/20 (e)(f)	169,334,924	1,577,924
Total Short-Term Investments
(Cost $5,473,320)		5,473,320

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 06/19/20	502	41,121,330	(202,488)
*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $1,594,290.
(c)	Securities are traded on separate exchanges for the same entity.
(d)	The rate shown is the 7-day yield.
(e)	The rate shown is the current daily overnight rate.
(f)	Rate is negative due to the current daily overnight rate at the central bank of the denominated currency and therefore is non-income producing.

ADR —	American Depositary Receipt
CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)
SDR —	Swedish Depositary Receipt
85
Schwab Equity Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.5%
Adient plc *	150,710	2,257,636
American Axle & Manufacturing Holdings, Inc. *	119,496	516,223
Aptiv plc	61,736	4,293,739
Autoliv, Inc.	36,963	2,218,519
BorgWarner, Inc.	89,784	2,565,129
Cooper Tire & Rubber Co.	43,934	930,961
Dana, Inc.	85,259	980,478
Ford Motor Co.	3,134,345	15,953,816
General Motors Co.	944,898	21,061,776
Gentex Corp.	55,048	1,334,364
Harley-Davidson, Inc.	68,967	1,505,550
Lear Corp.	37,612	3,672,812
The Goodyear Tire & Rubber Co.	365,312	2,619,287
Thor Industries, Inc.	27,990	1,852,938
Visteon Corp. *	39,009	2,352,243
		64,115,471

Banks 4.8%
Bank of America Corp.	1,315,033	31,626,544
CIT Group, Inc.	61,005	1,157,875
Citigroup, Inc.	689,903	33,501,690
Citizens Financial Group, Inc.	108,590	2,431,330
Comerica, Inc.	31,924	1,112,871
Credicorp Ltd.	2,617	389,985
Fifth Third Bancorp	217,603	4,067,000
First Republic Bank	11,408	1,189,740
Huntington Bancshares, Inc.	166,217	1,535,845
JPMorgan Chase & Co.	588,149	56,321,148
KeyCorp	165,720	1,930,638
M&T Bank Corp.	25,489	2,856,807
New York Community Bancorp, Inc.	131,280	1,425,701
PacWest Bancorp	26,540	537,170
People's United Financial, Inc.	65,176	827,083
Regions Financial Corp.	227,195	2,442,346
The PNC Financial Services Group, Inc.	93,886	10,014,820
Truist Financial Corp.	228,441	8,525,418
U.S. Bancorp	318,987	11,643,026
Wells Fargo & Co.	1,286,444	37,371,198
Zions Bancorp NA	24,356	769,893
		211,678,128

Capital Goods 7.5%
3M Co.	140,776	21,386,690
A.O. Smith Corp.	25,846	1,095,353
Acuity Brands, Inc.	10,322	893,782
AECOM *	61,243	2,220,671
AerCap Holdings N.V.	45,107	1,268,409
AGCO Corp.	31,746	1,677,459
Allison Transmission Holdings, Inc.	35,474	1,289,125
AMETEK, Inc.	26,386	2,212,994
Carlisle Cos., Inc.	11,210	1,355,962
Carrier Global Corp. *	189,655	3,358,790
Caterpillar, Inc.	128,228	14,923,175
Security	Number of Shares	Value ($)
Cummins, Inc.	49,653	8,118,266
Curtiss-Wright Corp.	7,956	824,639
Deere & Co.	75,121	10,897,052
Donaldson Co., Inc.	25,269	1,107,540
Dover Corp.	29,101	2,725,309
Eaton Corp. plc	125,509	10,480,002
EMCOR Group, Inc.	18,981	1,205,863
Emerson Electric Co.	172,402	9,832,086
Fastenal Co.	87,581	3,172,184
Flowserve Corp.	38,072	1,072,488
Fluor Corp.	262,105	3,066,629
Fortive Corp.	30,005	1,920,320
Fortune Brands Home & Security, Inc.	36,852	1,776,266
GATX Corp.	14,543	862,400
General Dynamics Corp.	69,421	9,067,771
General Electric Co.	5,073,579	34,500,337
Graco, Inc.	19,306	862,206
HD Supply Holdings, Inc. *	35,837	1,063,642
Hexcel Corp.	15,382	532,063
Honeywell International, Inc.	109,239	15,501,014
Howmet Aerospace, Inc.	106,459	1,391,419
Hubbell, Inc.	12,935	1,609,502
Huntington Ingalls Industries, Inc.	10,285	1,968,652
IDEX Corp.	8,997	1,382,209
Illinois Tool Works, Inc.	69,587	11,307,888
ITT, Inc.	16,726	881,795
Jacobs Engineering Group, Inc.	37,164	3,075,321
Johnson Controls International plc	173,664	5,055,359
L3Harris Technologies, Inc.	30,067	5,823,978
Lennox International, Inc.	3,830	714,984
Lincoln Electric Holdings, Inc.	16,603	1,336,708
Lockheed Martin Corp.	33,489	13,029,230
Masco Corp.	46,989	1,928,429
MSC Industrial Direct Co., Inc., Class A	16,268	970,224
Nordson Corp.	7,241	1,165,149
Northrop Grumman Corp.	29,796	9,852,643
Oshkosh Corp.	27,418	1,851,538
Otis Worldwide Corp. *	95,080	4,840,523
Owens Corning	40,858	1,771,603
PACCAR, Inc.	97,013	6,716,210
Parker-Hannifin Corp.	28,583	4,519,544
Pentair plc	43,027	1,488,304
Quanta Services, Inc.	67,154	2,441,719
Raytheon Technologies Corp.	320,655	20,781,651
Regal Beloit Corp.	15,423	1,095,187
Resideo Technologies, Inc. *	107,623	552,106
Rockwell Automation, Inc.	21,203	4,017,544
Roper Technologies, Inc.	6,298	2,147,807
Sensata Technologies Holding plc *	25,994	945,662
Snap-on, Inc.	13,869	1,806,992
Spirit AeroSystems Holdings, Inc., Class A	30,938	685,586
Stanley Black & Decker, Inc.	30,436	3,354,047
Textron, Inc.	85,115	2,243,631
The Boeing Co.	74,554	10,513,605
The Timken Co.	24,135	906,993
The Toro Co.	14,460	922,693
Trane Technologies plc	44,336	3,875,853
TransDigm Group, Inc.	5,277	1,915,973
Trinity Industries, Inc.	77,512	1,495,206
United Rentals, Inc. *	31,934	4,103,519

1
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Univar Solutions, Inc. *	46,724	678,432
Universal Forest Products, Inc.	23,069	948,597
Valmont Industries, Inc.	8,683	1,017,995
W.W. Grainger, Inc.	13,356	3,680,647
WABCO Holdings, Inc. *	9,278	1,246,778
Watsco, Inc.	7,925	1,275,846
WESCO International, Inc. *	38,485	995,607
Westinghouse Air Brake Technologies Corp.	16,627	938,095
Xylem, Inc.	20,188	1,451,517
		328,990,987

Commercial & Professional Services 0.6%
ABM Industries, Inc.	27,413	945,474
Cintas Corp.	9,288	2,060,357
Equifax, Inc.	13,659	1,897,235
IHS Markit Ltd.	25,610	1,723,553
ManpowerGroup, Inc.	45,983	3,413,778
Nielsen Holdings plc	171,828	2,531,026
Pitney Bowes, Inc.	299,592	1,057,560
Republic Services, Inc.	36,244	2,839,355
Robert Half International, Inc.	41,795	1,975,650
Verisk Analytics, Inc.	9,017	1,378,068
Waste Management, Inc.	65,338	6,535,107
		26,357,163

Consumer Durables & Apparel 1.3%
Brunswick Corp.	26,682	1,273,265
Capri Holdings Ltd. *	97,422	1,485,686
Carter's, Inc.	15,686	1,226,645
D.R. Horton, Inc.	71,337	3,368,533
Garmin Ltd.	18,837	1,528,811
Hanesbrands, Inc.	123,470	1,227,292
Hasbro, Inc.	21,551	1,556,198
Leggett & Platt, Inc.	39,695	1,394,485
Lennar Corp., Class A	47,833	2,394,998
lululemon Athletica, Inc. *	5,522	1,234,057
Mattel, Inc. *	211,744	1,846,408
Mohawk Industries, Inc. *	21,447	1,881,331
Newell Brands, Inc.	160,520	2,228,018
NIKE, Inc., Class B	169,681	14,792,790
NVR, Inc. *	640	1,984,000
Polaris, Inc.	20,865	1,479,955
PulteGroup, Inc.	84,081	2,376,970
PVH Corp.	32,128	1,581,661
Ralph Lauren Corp.	23,312	1,719,959
Skechers U.S.A., Inc., Class A *	31,261	880,935
Tapestry, Inc.	122,639	1,824,868
Taylor Morrison Home Corp. *	50,877	740,260
Toll Brothers, Inc.	36,045	865,801
Under Armour, Inc., Class A *	30,276	315,476
Under Armour, Inc., Class C *	31,060	287,926
VF Corp.	59,853	3,477,459
Whirlpool Corp.	35,426	3,958,501
		58,932,288

Consumer Services 1.7%
Aramark	66,853	1,825,755
Caesars Entertainment Corp. *	42,179	407,449
Carnival Corp. (a)	149,712	2,380,421
Chipotle Mexican Grill, Inc. *	2,692	2,365,057
Cracker Barrel Old Country Store, Inc.	5,595	544,953
Darden Restaurants, Inc.	21,695	1,600,874
Domino's Pizza, Inc.	5,527	2,000,387
Extended Stay America, Inc.	69,201	752,215
Security	Number of Shares	Value ($)
H&R Block, Inc.	56,539	941,374
Hilton Worldwide Holdings, Inc.	22,876	1,731,942
Las Vegas Sands Corp.	84,796	4,071,904
Marriott International, Inc., Class A	29,057	2,642,444
McDonald's Corp.	125,541	23,546,470
MGM Resorts International	108,836	1,831,710
Norwegian Cruise Line Holdings Ltd. *	41,070	673,548
Royal Caribbean Cruises Ltd.	34,754	1,625,445
Service Corp. International	23,170	851,266
Six Flags Entertainment Corp.	25,453	509,314
Starbucks Corp.	140,602	10,788,391
The Wendy's Co.	52,584	1,044,318
Wyndham Destinations, Inc.	29,693	759,250
Wynn Resorts Ltd.	18,735	1,602,405
Yum China Holdings, Inc.	60,292	2,921,750
Yum! Brands, Inc.	62,645	5,414,407
		72,833,049

Diversified Financials 4.8%
Affiliated Managers Group, Inc.	16,915	1,183,373
Ally Financial, Inc.	241,292	3,954,776
American Express Co.	148,636	13,563,035
Ameriprise Financial, Inc.	45,289	5,205,518
Annaly Capital Management, Inc.	252,665	1,579,156
Berkshire Hathaway, Inc., Class A *	69	19,437,300
Berkshire Hathaway, Inc., Class B *	208,005	38,971,817
BlackRock, Inc.	17,051	8,560,284
Capital One Financial Corp.	201,200	13,029,712
Chimera Investment Corp.	50,498	392,369
CME Group, Inc.	20,479	3,649,563
Discover Financial Services	131,497	5,650,426
E*TRADE Financial Corp.	22,097	897,359
Equitable Holdings, Inc.	49,425	905,466
Evercore, Inc., Class A	11,614	599,282
Franklin Resources, Inc.	171,581	3,232,586
Intercontinental Exchange, Inc.	33,891	3,031,550
Invesco Ltd.	189,804	1,636,111
Jefferies Financial Group, Inc.	83,466	1,145,154
Lazard Ltd., Class A	32,724	899,910
Legg Mason, Inc.	44,587	2,221,770
LPL Financial Holdings, Inc.	16,215	976,467
Moody's Corp.	13,540	3,302,406
Morgan Stanley	248,633	9,803,599
MSCI, Inc.	4,935	1,613,745
Nasdaq, Inc.	11,586	1,270,637
Navient Corp.	218,715	1,666,608
New Residential Investment Corp.	80,379	489,508
Northern Trust Corp.	28,542	2,259,385
Raymond James Financial, Inc.	16,068	1,059,203
S&P Global, Inc.	17,854	5,229,080
Santander Consumer USA Holdings, Inc.	48,675	758,843
SEI Investments Co.	19,325	984,802
Starwood Property Trust, Inc.	45,979	594,968
State Street Corp.	100,929	6,362,564
Synchrony Financial	260,205	5,149,457
T. Rowe Price Group, Inc.	47,158	5,452,880
TD Ameritrade Holding Corp.	29,554	1,160,586
The Bank of New York Mellon Corp.	222,665	8,358,844
The Charles Schwab Corp. (b)	81,981	3,092,323
The Goldman Sachs Group, Inc.	111,681	20,484,529
Voya Financial, Inc.	57,819	2,611,684
		212,428,635

Energy 7.1%
Antero Resources Corp. *(a)	523,984	1,561,472
Apache Corp.	155,922	2,039,460

2
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Baker Hughes Co.	352,208	4,913,302
Cabot Oil & Gas Corp.	59,865	1,294,281
Chevron Corp.	695,665	64,001,180
Concho Resources, Inc.	25,095	1,423,388
ConocoPhillips	387,274	16,304,235
Delek US Holdings, Inc.	35,617	831,657
Devon Energy Corp.	110,609	1,379,294
EOG Resources, Inc.	98,450	4,677,359
Exxon Mobil Corp.	2,009,209	93,367,942
Halliburton Co.	375,171	3,939,296
Helmerich & Payne, Inc.	53,286	1,053,464
Hess Corp.	79,552	3,869,409
HollyFrontier Corp.	113,939	3,764,545
Kinder Morgan, Inc.	512,935	7,812,000
Marathon Oil Corp.	402,422	2,462,823
Marathon Petroleum Corp.	344,548	11,053,100
Murphy Oil Corp.	121,930	1,446,090
Nabors Industries Ltd.	15,827	233,132
National Oilwell Varco, Inc.	322,915	4,081,646
Noble Corp. plc *	1,430,746	369,132
Noble Energy, Inc.	138,343	1,357,145
Occidental Petroleum Corp.	381,662	6,335,589
Oceaneering International, Inc. *	109,881	564,788
ONEOK, Inc.	51,690	1,547,082
Patterson-UTI Energy, Inc.	153,549	566,596
PBF Energy, Inc., Class A	109,791	1,251,617
Peabody Energy Corp.	73,236	248,270
Phillips 66	280,242	20,505,307
Pioneer Natural Resources Co.	21,112	1,885,513
Schlumberger Ltd.	588,560	9,899,579
SM Energy Co.	115,782	468,917
Targa Resources Corp.	73,610	953,986
The Williams Cos., Inc.	245,549	4,756,284
Transocean Ltd. *(a)	562,594	720,120
Valaris plc *	390,526	177,885
Valero Energy Corp.	354,629	22,465,747
World Fuel Services Corp.	136,345	3,408,625
WPX Energy, Inc. *	81,035	496,745
		309,488,002

Food & Staples Retailing 3.5%
Casey's General Stores, Inc.	11,372	1,721,835
Costco Wholesale Corp.	89,320	27,063,960
Performance Food Group Co. *	38,046	1,116,650
Rite Aid Corp. *	234,970	3,367,120
SpartanNash, Co.	97,697	1,675,504
Sprouts Farmers Market, Inc. *	52,082	1,082,264
Sysco Corp.	101,967	5,737,683
The Kroger Co.	644,771	20,381,211
U.S. Foods Holding Corp. *	92,495	1,988,642
United Natural Foods, Inc. *	79,145	842,103
Walgreens Boots Alliance, Inc.	471,325	20,403,659
Walmart, Inc.	575,434	69,944,003
		155,324,634

Food, Beverage & Tobacco 4.5%
Altria Group, Inc.	473,622	18,589,663
Archer-Daniels-Midland Co.	466,509	17,326,144
Brown-Forman Corp., Class B	24,273	1,509,781
Bunge Ltd.	165,823	6,578,198
Campbell Soup Co.	40,652	2,031,787
Coca-Cola European Partners plc	33,954	1,345,937
ConAgra Brands, Inc.	122,425	4,093,892
Constellation Brands, Inc., Class A	18,581	3,060,105
Darling Ingredients, Inc. *	45,411	935,012
Flowers Foods, Inc.	52,525	1,170,257
Security	Number of Shares	Value ($)
General Mills, Inc.	152,551	9,136,279
Hormel Foods Corp.	54,330	2,545,361
Ingredion, Inc.	30,260	2,457,112
Kellogg Co.	57,011	3,734,221
McCormick & Co., Inc. - Non Voting Shares	10,169	1,594,906
Molson Coors Beverage Co., Class B	53,820	2,207,158
Mondelez International, Inc., Class A	313,285	16,115,380
Monster Beverage Corp. *	31,922	1,973,099
PepsiCo, Inc.	222,799	29,474,080
Philip Morris International, Inc.	349,255	26,054,423
Sanderson Farms, Inc.	9,058	1,233,156
The Coca-Cola Co.	526,869	24,178,018
The Hershey Co.	17,492	2,316,466
The JM Smucker Co.	33,336	3,830,640
The Kraft Heinz Co.	250,524	7,598,393
Tyson Foods, Inc., Class A	98,495	6,125,404
		197,214,872

Health Care Equipment & Services 6.6%
Abbott Laboratories	156,743	14,434,463
AmerisourceBergen Corp.	52,238	4,683,659
Anthem, Inc.	81,386	22,847,492
Baxter International, Inc.	49,159	4,364,336
Becton, Dickinson & Co.	18,922	4,778,373
Boston Scientific Corp. *	59,069	2,213,906
Cardinal Health, Inc.	224,562	11,111,328
Centene Corp. *	106,723	7,105,617
Cerner Corp.	41,746	2,896,755
Cigna Corp. *	43,097	8,437,531
CVS Health Corp.	719,972	44,314,277
Danaher Corp.	44,218	7,227,874
DaVita, Inc. *	56,696	4,479,551
DENTSPLY SIRONA, Inc.	32,512	1,379,809
Edwards Lifesciences Corp. *	7,347	1,597,972
Encompass Health Corp.	17,159	1,136,784
HCA Healthcare, Inc.	72,384	7,953,554
Henry Schein, Inc. *	40,731	2,222,283
Hologic, Inc. *	26,022	1,303,702
Humana, Inc.	43,640	16,662,625
Intuitive Surgical, Inc. *	5,375	2,745,980
Laboratory Corp. of America Holdings *	17,037	2,801,735
Magellan Health, Inc. *	16,566	1,006,053
McKesson Corp.	116,770	16,493,762
MEDNAX, Inc. *	66,405	964,201
Medtronic plc	200,961	19,619,822
Molina Healthcare, Inc. *	10,175	1,668,395
Owens & Minor, Inc.	38,499	272,573
Patterson Cos., Inc.	66,257	1,211,178
Quest Diagnostics, Inc.	39,632	4,363,880
ResMed, Inc.	9,857	1,530,989
Steris plc	7,702	1,097,535
Stryker Corp.	26,704	4,978,427
Tenet Healthcare Corp. *	64,961	1,310,913
The Cooper Cos., Inc.	3,395	973,346
UnitedHealth Group, Inc.	169,058	49,444,393
Universal Health Services, Inc., Class B	25,013	2,643,624
Varian Medical Systems, Inc. *	12,862	1,471,156
Zimmer Biomet Holdings, Inc.	23,562	2,820,371
		288,570,224

Household & Personal Products 1.7%
Church & Dwight Co., Inc.	31,350	2,194,186
Colgate-Palmolive Co.	123,348	8,667,664
Kimberly-Clark Corp.	50,858	7,042,816
Nu Skin Enterprises, Inc., Class A	30,799	899,639

3
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
The Clorox Co.	16,226	3,025,175
The Estee Lauder Cos., Inc., Class A	18,264	3,221,770
The Procter & Gamble Co.	414,654	48,875,267
		73,926,517

Insurance 3.0%
Aflac, Inc.	193,057	7,189,443
Alleghany Corp.	2,563	1,367,899
American Financial Group, Inc.	14,958	990,818
American International Group, Inc.	578,005	14,698,667
Aon plc	36,883	6,368,588
Arch Capital Group Ltd. *	37,720	906,412
Arthur J. Gallagher & Co.	20,637	1,620,004
Assurant, Inc.	15,341	1,629,828
Assured Guaranty Ltd.	51,229	1,523,038
Athene Holding Ltd., Class A *	25,898	699,246
Axis Capital Holdings Ltd.	26,415	966,789
Chubb Ltd.	67,230	7,261,512
Cincinnati Financial Corp.	21,169	1,392,920
CNO Financial Group, Inc.	95,421	1,341,619
Everest Re Group Ltd.	11,400	1,973,682
Fidelity National Financial, Inc.	54,437	1,472,521
First American Financial Corp.	25,122	1,158,627
Genworth Financial, Inc., Class A *	398,640	1,447,063
Globe Life, Inc.	19,463	1,602,583
Lincoln National Corp.	70,737	2,509,041
Loews Corp.	90,836	3,148,376
Markel Corp. *	1,304	1,129,055
Marsh & McLennan Cos., Inc.	70,931	6,903,714
MetLife, Inc.	241,811	8,724,541
Old Republic International Corp.	75,909	1,210,748
Primerica, Inc.	7,791	809,563
Principal Financial Group, Inc.	69,712	2,538,214
Prudential Financial, Inc.	129,783	8,094,566
Reinsurance Group of America, Inc.	15,222	1,593,439
RenaissanceRe Holdings Ltd.	7,376	1,076,970
The Allstate Corp.	103,423	10,520,188
The Hartford Financial Services Group, Inc.	92,178	3,501,842
The Progressive Corp.	77,061	5,956,815
The Travelers Cos., Inc.	131,475	13,306,585
Unum Group	84,658	1,477,282
W.R. Berkley Corp.	25,940	1,400,760
Willis Towers Watson plc	11,968	2,133,775
		131,646,733

Materials 3.2%
Air Products & Chemicals, Inc.	23,294	5,254,660
Albemarle Corp.	26,492	1,627,404
Alcoa Corp. *	153,704	1,252,688
AptarGroup, Inc.	9,177	982,673
Arconic Corp. *	26,614	232,074
Ashland Global Holdings, Inc.	16,759	1,033,863
Avery Dennison Corp.	16,117	1,779,156
Ball Corp.	30,998	2,033,159
Berry Global Group, Inc. *	26,755	1,064,581
Celanese Corp.	27,228	2,261,830
CF Industries Holdings, Inc.	66,539	1,829,822
Commercial Metals Co.	80,909	1,289,689
Corteva, Inc. *	186,598	4,887,002
Crown Holdings, Inc. *	19,797	1,275,125
Domtar Corp.	50,267	1,174,237
Dow, Inc. *	185,816	6,817,589
DuPont de Nemours, Inc.	235,179	11,058,117
Eastman Chemical Co.	61,357	3,712,712
Ecolab, Inc.	30,012	5,807,322
Security	Number of Shares	Value ($)
Freeport-McMoRan, Inc.	431,688	3,811,805
Graphic Packaging Holding Co.	102,762	1,371,873
Huntsman Corp.	100,046	1,681,773
International Flavors & Fragrances, Inc.	12,673	1,660,543
International Paper Co.	159,678	5,468,971
Linde plc	58,552	10,772,982
LyondellBasell Industries N.V., Class A	195,667	11,338,903
Martin Marietta Materials, Inc.	8,396	1,597,171
Newmont Corp.	78,388	4,662,518
Nucor Corp.	144,841	5,966,001
O-I Glass, Inc.	115,794	954,143
Olin Corp.	70,619	942,764
Packaging Corp. of America	24,341	2,352,558
PPG Industries, Inc.	60,601	5,504,389
Reliance Steel & Aluminum Co.	33,608	3,010,605
RPM International, Inc.	23,102	1,534,204
Sealed Air Corp.	58,853	1,682,607
Sonoco Products Co.	28,389	1,386,519
Steel Dynamics, Inc.	92,757	2,251,212
The Chemours Co.	65,117	763,822
The Mosaic Co.	264,738	3,047,134
The Sherwin-Williams Co.	7,738	4,150,431
United States Steel Corp. (a)	177,622	1,364,137
Vulcan Materials Co.	13,382	1,511,764
WestRock Co.	129,389	4,165,032
		138,327,564

Media & Entertainment 4.5%
Activision Blizzard, Inc.	104,871	6,683,429
Alphabet, Inc., Class A *	20,224	27,235,661
Alphabet, Inc., Class C *	20,422	27,542,335
Altice USA, Inc., Class A *	77,672	2,017,142
Charter Communications, Inc., Class A *	20,809	10,305,241
Cinemark Holdings, Inc.	33,949	484,792
Comcast Corp., Class A	950,949	35,784,211
Discovery, Inc., Class A *	34,681	777,548
Discovery, Inc., Class C *	77,699	1,585,837
DISH Network Corp., Class A *	57,882	1,447,918
Electronic Arts, Inc. *	31,188	3,563,541
Facebook, Inc., Class A *	95,557	19,561,473
Fox Corp., Class A	79,970	2,068,824
Fox Corp., Class B	37,261	952,391
IAC/InterActiveCorp *	4,757	1,063,094
Liberty Global plc, Class A *	92,233	1,791,165
Liberty Global plc, Class C *	233,885	4,282,434
Liberty Media Corp. - Liberty SiriusXM, Class A *	35,104	1,183,356
Liberty Media Corp. - Liberty SiriusXM, Class C *	67,716	2,307,084
Netflix, Inc. *	3,453	1,449,742
News Corp., Class A	146,252	1,449,357
News Corp., Class B	46,402	474,228
Omnicom Group, Inc.	50,841	2,899,462
The Interpublic Group of Cos., Inc.	90,850	1,542,633
The Walt Disney Co.	306,120	33,106,878
ViacomCBS, Inc., Class B	345,696	5,966,713
		197,526,489

Pharmaceuticals, Biotechnology & Life Sciences 7.5%
AbbVie, Inc.	267,254	21,968,279
Agilent Technologies, Inc.	32,796	2,514,141
Alexion Pharmaceuticals, Inc. *	17,428	1,872,987
Allergan plc	45,531	8,529,778
Amgen, Inc.	112,294	26,862,971
Biogen, Inc. *	29,997	8,904,009
Bristol-Myers Squibb Co.	324,625	19,740,446

4
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Eli Lilly & Co.	86,873	13,434,041
Gilead Sciences, Inc.	446,073	37,470,132
ICON plc *	6,405	1,027,810
Illumina, Inc. *	4,563	1,455,734
IQVIA Holdings, Inc. *	20,336	2,899,710
Jazz Pharmaceuticals plc *	7,855	866,014
Johnson & Johnson	438,213	65,749,479
Mallinckrodt plc *(a)	366,159	1,486,606
Merck & Co., Inc.	448,857	35,612,314
Mettler-Toledo International, Inc. *	2,268	1,632,824
Mylan N.V. *	202,247	3,391,682
Perrigo Co., plc	27,182	1,448,801
Pfizer, Inc.	1,451,406	55,675,934
Regeneron Pharmaceuticals, Inc. *	5,813	3,056,940
Thermo Fisher Scientific, Inc.	27,792	9,301,427
United Therapeutics Corp. *	18,802	2,059,947
Waters Corp. *	7,992	1,494,504
Zoetis, Inc.	21,591	2,791,932
		331,248,442

Real Estate 1.6%
Alexandria Real Estate Equities, Inc.	6,878	1,080,465
American Tower Corp.	21,095	5,020,610
Apple Hospitality REIT, Inc.	65,594	634,950
AvalonBay Communities, Inc.	12,051	1,963,710
Boston Properties, Inc.	22,016	2,139,515
Brixmor Property Group, Inc.	69,564	796,508
Camden Property Trust	10,219	899,987
CBRE Group, Inc., Class A *	49,693	2,133,320
Colony Capital, Inc.	212,075	489,893
CoreCivic, Inc.	79,025	1,036,808
Crown Castle International Corp.	31,689	5,052,177
Digital Realty Trust, Inc.	21,040	3,145,270
Diversified Healthcare Trust	159,303	495,432
Duke Realty Corp.	34,222	1,187,503
Equinix, Inc.	4,996	3,373,299
Equity Residential	40,015	2,603,376
Essex Property Trust, Inc.	4,742	1,157,522
Extra Space Storage, Inc.	8,916	786,748
Healthpeak Properties, Inc.	68,326	1,786,042
Host Hotels & Resorts, Inc.	229,180	2,821,206
Iron Mountain, Inc.	74,277	1,796,018
Jones Lang LaSalle, Inc.	13,146	1,387,955
Kimco Realty Corp.	69,061	753,456
Lamar Advertising Co., Class A	13,164	758,905
Mid-America Apartment Communities, Inc.	10,365	1,160,051
Outfront Media, Inc.	42,457	666,150
Park Hotels & Resorts, Inc.	73,867	702,475
Prologis, Inc.	44,007	3,926,745
Public Storage	11,417	2,117,283
Realogy Holdings Corp.	209,212	907,980
Realty Income Corp.	18,309	1,005,530
Service Properties Trust	71,046	492,349
Simon Property Group, Inc.	39,577	2,642,556
SL Green Realty Corp.	18,044	957,234
The Macerich Co. (a)	49,059	366,471
UDR, Inc.	23,687	887,552
Ventas, Inc.	62,566	2,024,010
VEREIT, Inc.	170,019	931,704
Vornado Realty Trust	27,508	1,205,401
Welltower, Inc.	58,006	2,971,647
Weyerhaeuser Co.	172,281	3,767,785
WP Carey, Inc.	12,670	833,433
		70,867,031

Security	Number of Shares	Value ($)
Retailing 5.2%
Aaron's, Inc.	21,615	689,735
Abercrombie & Fitch Co., Class A	74,992	793,415
Advance Auto Parts, Inc.	16,451	1,989,090
Amazon.com, Inc. *	9,939	24,589,086
American Eagle Outfitters, Inc.	99,036	787,336
Asbury Automotive Group, Inc. *	10,903	735,952
AutoNation, Inc. *	38,064	1,417,503
AutoZone, Inc. *	2,183	2,227,359
Bed Bath & Beyond, Inc. (a)	466,149	2,885,462
Best Buy Co., Inc.	110,671	8,491,786
Big Lots, Inc.	65,806	1,543,151
Booking Holdings, Inc. *	4,987	7,383,603
Burlington Stores, Inc. *	3,992	729,298
CarMax, Inc. *	41,561	3,060,968
Core-Mark Holding Co., Inc.	60,511	1,739,086
Dick's Sporting Goods, Inc.	53,710	1,578,537
Dollar General Corp.	58,822	10,311,497
Dollar Tree, Inc. *	45,940	3,660,040
eBay, Inc.	194,199	7,734,946
Expedia Group, Inc.	19,896	1,412,218
Foot Locker, Inc.	82,017	2,102,096
GameStop Corp., Class A (a)	557,048	3,191,885
Genuine Parts Co.	42,685	3,384,067
Group 1 Automotive, Inc.	15,778	892,877
J.C. Penney Co., Inc. *	526,395	133,704
Kohl's Corp.	157,577	2,908,871
L Brands, Inc.	168,794	2,006,961
Lithia Motors, Inc., Class A	8,696	961,430
LKQ Corp. *	77,333	2,022,258
Lowe's Cos., Inc.	187,287	19,618,313
Macy's, Inc.	429,958	2,519,554
Murphy USA, Inc. *	22,656	2,419,661
Nordstrom, Inc.	86,254	1,619,850
O'Reilly Automotive, Inc. *	12,046	4,653,852
Office Depot, Inc.	1,052,586	2,336,741
Penske Automotive Group, Inc.	23,204	834,880
Qurate Retail, Inc. Class A *	435,977	3,511,795
Ross Stores, Inc.	46,828	4,278,206
Signet Jewelers Ltd.	121,608	1,223,376
Target Corp.	208,768	22,910,200
The Gap, Inc.	217,676	1,767,529
The Home Depot, Inc.	174,887	38,445,409
The TJX Cos., Inc.	237,884	11,668,210
Tiffany & Co.	23,770	3,006,905
Tractor Supply Co.	28,736	2,914,692
Ulta Beauty, Inc. *	5,954	1,297,496
Urban Outfitters, Inc. *	52,308	907,021
Williams-Sonoma, Inc.	28,739	1,777,220
		229,075,127

Semiconductors & Semiconductor Equipment 3.9%
Analog Devices, Inc.	29,314	3,212,815
Applied Materials, Inc.	153,532	7,627,470
Broadcom, Inc.	24,789	6,733,188
Intel Corp.	1,065,485	63,907,790
KLA Corp.	24,893	4,084,692
Lam Research Corp.	17,255	4,404,857
Marvell Technology Group Ltd.	62,953	1,683,363
Maxim Integrated Products, Inc.	38,680	2,126,626
Microchip Technology, Inc.	22,153	1,943,483
Micron Technology, Inc. *	216,206	10,354,105
NVIDIA Corp.	27,438	8,019,579
NXP Semiconductors N.V.	41,511	4,133,250
ON Semiconductor Corp. *	73,302	1,176,131
Qorvo, Inc. *	24,973	2,448,103

5
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
QUALCOMM, Inc.	345,862	27,208,964
Skyworks Solutions, Inc.	35,349	3,672,054
Teradyne, Inc.	17,597	1,100,516
Texas Instruments, Inc.	140,517	16,309,808
Xilinx, Inc.	28,427	2,484,520
		172,631,314

Software & Services 7.1%
Accenture plc, Class A	69,272	12,828,482
Adobe, Inc. *	13,330	4,714,021
Akamai Technologies, Inc. *	20,514	2,004,423
Alliance Data Systems Corp.	22,828	1,142,998
Amdocs Ltd.	36,545	2,354,960
ANSYS, Inc. *	4,973	1,302,080
Autodesk, Inc. *	6,823	1,276,788
Automatic Data Processing, Inc.	38,152	5,596,517
Booz Allen Hamilton Holding Corp.	18,832	1,383,022
Broadridge Financial Solutions, Inc.	12,898	1,496,168
CACI International, Inc., Class A *	4,501	1,125,880
Cadence Design Systems, Inc. *	15,921	1,291,671
CDK Global, Inc.	22,456	882,072
Check Point Software Technologies Ltd.	15,324	1,620,360
Citrix Systems, Inc.	22,574	3,273,456
Cognizant Technology Solutions Corp., Class A	117,081	6,793,040
Conduent, Inc. *	240,559	606,209
DXC Technology Co.	121,898	2,210,011
Fidelity National Information Services, Inc.	39,201	5,170,220
Fiserv, Inc. *	56,354	5,807,843
FleetCor Technologies, Inc. *	4,413	1,064,636
Genpact Ltd.	26,001	895,214
Global Payments, Inc.	16,819	2,792,290
International Business Machines Corp.	363,804	45,679,230
Intuit, Inc.	16,686	4,502,050
Jack Henry & Associates, Inc.	8,007	1,309,545
Leidos Holdings, Inc.	27,032	2,671,032
Mastercard, Inc., Class A	40,705	11,192,654
MAXIMUS, Inc.	13,240	891,317
Microsoft Corp.	611,825	109,645,158
NortonLifeLock, Inc.	191,169	4,066,165
Oracle Corp.	517,411	27,407,261
Paychex, Inc.	33,626	2,304,053
PayPal Holdings, Inc. *	44,261	5,444,103
Perspecta, Inc.	42,614	919,184
Sabre Corp.	55,997	407,098
salesforce.com, Inc. *	11,791	1,909,552
Science Applications International Corp.	9,708	792,755
Synopsys, Inc. *	8,875	1,394,440
Teradata Corp. *	53,810	1,323,188
The Western Union Co.	119,135	2,271,904
VeriSign, Inc. *	5,413	1,133,969
Visa, Inc., Class A	93,572	16,723,188
		309,620,207

Technology Hardware & Equipment 8.6%
Amphenol Corp., Class A	34,232	3,021,316
Anixter International, Inc. *	16,598	1,541,290
Apple, Inc.	858,153	252,125,352
Arrow Electronics, Inc. *	60,749	3,822,327
Avnet, Inc.	140,707	4,224,024
CDW Corp.	18,835	2,086,918
Cisco Systems, Inc.	861,753	36,521,092
CommScope Holding Co., Inc. *	102,381	1,127,215
Corning, Inc.	366,763	8,072,454
Dell Technologies, Inc., Class C *	22,775	972,265
F5 Networks, Inc. *	15,258	2,124,829
Security	Number of Shares	Value ($)
Flex Ltd. *	312,578	3,050,761
FLIR Systems, Inc.	20,243	878,546
Hewlett Packard Enterprise Co.	877,428	8,826,926
HP, Inc.	405,651	6,291,647
Insight Enterprises, Inc. *	17,854	969,294
Jabil, Inc.	98,428	2,799,292
Juniper Networks, Inc.	167,584	3,619,814
Motorola Solutions, Inc.	31,779	4,570,138
NCR Corp. *	42,177	865,472
NetApp, Inc.	76,068	3,329,496
Sanmina Corp. *	52,452	1,454,494
Seagate Technology plc	133,726	6,679,614
SYNNEX Corp.	18,148	1,589,039
TE Connectivity Ltd.	65,831	4,835,945
Tech Data Corp. *	29,891	4,203,870
Trimble, Inc. *	28,966	1,003,093
Western Digital Corp.	129,692	5,976,207
Xerox Holdings Corp.	83,264	1,522,899
		378,105,629

Telecommunication Services 3.8%
AT&T, Inc.	2,478,314	75,514,228
CenturyLink, Inc.	936,505	9,945,683
T-Mobile US, Inc. *	81,584	7,163,075
Telephone & Data Systems, Inc.	72,349	1,419,488
Verizon Communications, Inc.	1,241,665	71,333,654
		165,376,128

Transportation 2.1%
American Airlines Group, Inc. (a)	111,658	1,341,013
Avis Budget Group, Inc. *(a)	83,552	1,376,937
C.H. Robinson Worldwide, Inc.	47,841	3,391,927
CSX Corp.	138,219	9,154,244
Delta Air Lines, Inc.	56,896	1,474,175
Expeditors International of Washington, Inc.	46,286	3,314,309
FedEx Corp.	107,763	13,661,116
Hertz Global Holdings, Inc. *(a)	174,232	703,897
JB Hunt Transport Services, Inc.	20,380	2,060,826
Kansas City Southern	16,247	2,121,046
Kirby Corp. *	14,189	757,976
Knight-Swift Transportation Holdings, Inc.	31,782	1,181,655
Landstar System, Inc.	10,350	1,069,258
Macquarie Infrastructure Corp.	29,210	805,904
Norfolk Southern Corp.	48,685	8,330,003
Old Dominion Freight Line, Inc.	11,785	1,712,243
Ryder System, Inc.	53,112	1,880,165
Southwest Airlines Co.	48,480	1,515,000
Union Pacific Corp.	142,610	22,787,652
United Airlines Holdings, Inc. *	27,237	805,670
United Parcel Service, Inc., Class B	114,436	10,832,512
XPO Logistics, Inc. *	21,691	1,447,657
		91,725,185

Utilities 3.7%
Alliant Energy Corp.	36,753	1,784,358
Ameren Corp.	49,191	3,578,645
American Electric Power Co., Inc.	98,705	8,203,373
American Water Works Co., Inc.	20,174	2,454,974
Atmos Energy Corp.	15,806	1,611,738
CenterPoint Energy, Inc.	138,430	2,357,463
CMS Energy Corp.	52,430	2,993,229
Consolidated Edison, Inc.	79,001	6,225,279
Dominion Energy, Inc.	115,335	8,895,789
DTE Energy Co.	38,138	3,956,436

6
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Large Company Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Duke Energy Corp.	185,621	15,714,674
Edison International	88,180	5,177,048
Entergy Corp.	43,479	4,152,679
Evergy, Inc.	13,615	795,524
Eversource Energy	57,303	4,624,352
Exelon Corp.	299,827	11,117,585
FirstEnergy Corp.	79,455	3,279,108
MDU Resources Group, Inc.	12,082	271,362
NextEra Energy, Inc.	55,332	12,788,332
NiSource, Inc.	66,274	1,664,140
NRG Energy, Inc.	42,007	1,408,495
OGE Energy Corp.	37,579	1,184,490
PG&E Corp. *	669,546	7,123,969
Pinnacle West Capital Corp.	26,052	2,005,744
Portland General Electric Co.	19,313	903,655
PPL Corp.	207,674	5,279,073
Public Service Enterprise Group, Inc.	114,818	5,822,421
Sempra Energy	40,645	5,033,883
Southwest Gas Holdings, Inc.	11,439	867,076
The AES Corp.	297,379	3,940,272
The Southern Co.	208,686	11,838,757
UGI Corp.	52,985	1,599,087
Vistra Energy Corp.	106,321	2,077,512
WEC Energy Group, Inc.	44,316	4,012,814
Xcel Energy, Inc.	96,361	6,124,705
		160,868,041
Total Common Stock
(Cost $3,193,537,416)		4,376,877,860

Other Investment Companies 0.5% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.22% (c)	5,134,411	5,134,411

Securities Lending Collateral 0.4%
Wells Fargo Government Money Market Fund, Select Class 0.19% (c)	16,226,240	16,226,240
Total Other Investment Companies
(Cost $21,360,651)		21,360,651

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 06/19/20	87	12,625,440	322,246
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $15,286,182.
(b)	Issuer is affiliated with the fund's investment adviser.
(c)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust
7
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 99.5% of net assets

Automobiles & Components 1.6%
Cooper-Standard Holdings, Inc. *	117,854	1,514,424
Delphi Technologies plc *	270,989	2,707,180
Dorman Products, Inc. *	24,125	1,521,805
Fox Factory Holding Corp. *	2,524	128,749
Garrett Motion, Inc. *	166,554	907,719
Gentherm, Inc. *	35,818	1,341,026
LCI Industries	29,931	2,595,617
Modine Manufacturing Co. *	134,196	621,328
Standard Motor Products, Inc.	32,387	1,317,827
Stoneridge, Inc. *	26,240	525,587
Tenneco, Inc., Class A *	368,991	1,915,063
Tesla, Inc. *	5,257	4,110,343
Veoneer, Inc. *	84,457	825,990
Winnebago Industries, Inc.	33,522	1,487,371
		21,520,029

Banks 7.1%
Associated Banc-Corp.	123,964	1,752,851
Atlantic Union Bankshares Corp.	26,839	640,647
Axos Financial, Inc. *	7,576	174,627
BancorpSouth Bank	58,591	1,282,557
Bank of Hawaii Corp.	26,595	1,813,247
Bank OZK	69,138	1,563,902
BankUnited, Inc.	85,004	1,683,929
Banner Corp.	17,702	680,288
Berkshire Hills Bancorp, Inc.	6,599	112,447
BOK Financial Corp.	21,435	1,110,119
Boston Private Financial Holdings, Inc.	76,090	578,284
Brookline Bancorp, Inc.	12,098	123,521
Cadence BanCorp	12,293	81,380
Capitol Federal Financial, Inc.	100,674	1,207,081
Cathay General Bancorp	45,845	1,279,992
Central Pacific Financial Corp.	29,379	513,839
Columbia Banking System, Inc.	38,322	1,034,311
Commerce Bancshares, Inc.	45,214	2,766,645
Community Bank System, Inc.	19,761	1,234,865
Cullen/Frost Bankers, Inc.	31,478	2,262,009
CVB Financial Corp.	45,896	953,948
Eagle Bancorp, Inc.	4,045	141,899
East West Bancorp, Inc.	94,662	3,319,796
Essent Group Ltd.	25,547	697,944
F.N.B. Corp.	224,340	1,814,911
Federal Agricultural Mortgage Corp., Class C	2,492	166,042
First BanCorp	112,846	657,892
First Citizens BancShares, Inc., Class A	3,443	1,315,226
First Commonwealth Financial Corp.	64,763	616,544
First Financial Bancorp	41,265	634,656
First Financial Bankshares, Inc.	31,469	876,412
First Hawaiian, Inc.	71,470	1,257,157
First Horizon National Corp.	155,748	1,414,192
First Interstate BancSystem, Inc., Class A	4,938	166,904
First Merchants Corp.	5,159	146,051
First Midwest Bancorp, Inc.	55,045	813,565
Flagstar Bancorp, Inc.	6,534	169,296
Security	Number of Shares	Value ($)
Fulton Financial Corp.	140,367	1,640,890
Glacier Bancorp, Inc.	37,483	1,427,353
Great Western Bancorp, Inc.	42,241	794,131
Hancock Whitney Corp.	61,150	1,278,646
Heartland Financial USA, Inc.	3,909	132,789
Hilltop Holdings, Inc.	47,286	912,620
Home BancShares, Inc.	77,698	1,191,110
Hope Bancorp, Inc.	91,297	908,405
IBERIABANK Corp.	24,230	1,004,576
Independent Bank Corp.	10,882	793,189
International Bancshares Corp.	37,351	1,082,805
Investors Bancorp, Inc.	154,842	1,441,579
MGIC Investment Corp.	243,677	1,781,279
National Bank Holdings Corp., Class A	22,096	587,312
NBT Bancorp, Inc.	27,864	923,134
Northwest Bancshares, Inc.	72,378	767,931
OFG Bancorp	46,017	578,894
Old National Bancorp	89,894	1,273,798
Park National Corp.	9,893	791,242
Pinnacle Financial Partners, Inc.	19,729	794,092
Popular, Inc.	67,661	2,611,038
Prosperity Bancshares, Inc.	45,040	2,699,247
Provident Financial Services, Inc.	40,624	582,954
Radian Group, Inc.	132,045	1,978,034
Renasant Corp.	7,405	194,233
S&T Bancorp, Inc.	5,234	139,800
Sandy Spring Bancorp, Inc.	5,229	133,339
Signature Bank	22,135	2,372,429
Simmons First National Corp., Class A	34,003	635,856
South State Corp.	15,610	902,882
Sterling Bancorp	57,620	710,455
SVB Financial Group *	17,591	3,398,053
Synovus Financial Corp.	107,454	2,257,608
TCF Financial Corp.	90,138	2,676,197
Texas Capital Bancshares, Inc. *	25,920	720,058
The Bank of N.T. Butterfield & Son Ltd.	33,863	745,325
Towne Bank	8,103	163,681
Trustmark Corp.	46,025	1,224,725
UMB Financial Corp.	23,715	1,205,671
Umpqua Holdings Corp.	187,922	2,353,723
United Bankshares, Inc.	55,256	1,655,470
United Community Banks, Inc.	35,519	751,049
Valley National Bancorp	188,677	1,577,340
Walker & Dunlop, Inc.	23,238	893,036
Washington Federal, Inc.	73,846	1,974,642
Webster Financial Corp.	55,195	1,559,259
WesBanco, Inc.	26,231	647,381
Westamerica Bancorp	12,959	816,417
Western Alliance Bancorp	29,965	1,075,144
Wintrust Financial Corp.	30,513	1,278,495
WSFS Financial Corp.	4,578	133,586
		97,231,878

Capital Goods 11.1%
AAON, Inc.	17,958	855,519
AAR Corp.	61,893	1,211,865
Advanced Drainage Systems, Inc.	3,768	152,755
Aegion Corp. *	76,715	1,231,276
Aerojet Rocketdyne Holdings, Inc. *	5,145	211,665

8
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Air Lease Corp.	75,383	1,971,265
Alamo Group, Inc.	10,336	1,017,476
Albany International Corp., Class A	15,471	791,187
Allegion plc	27,969	2,812,003
Altra Industrial Motion Corp.	35,518	991,307
American Woodmark Corp. *	12,008	617,331
Apogee Enterprises, Inc.	46,504	950,542
Applied Industrial Technologies, Inc.	60,483	3,168,704
Arcosa, Inc.	96,638	3,601,698
Argan, Inc.	21,928	823,177
Armstrong World Industries, Inc.	20,676	1,593,706
Astec Industries, Inc.	51,978	2,084,838
Astronics Corp. *	7,688	69,038
Atkore International Group, Inc. *	44,023	1,071,520
AZZ, Inc.	37,058	1,163,251
Barnes Group, Inc.	46,964	1,802,478
Beacon Roofing Supply, Inc. *	103,402	2,274,844
BMC Stock Holdings, Inc. *	88,150	1,873,188
Briggs & Stratton Corp. (a)	369,573	838,931
Builders FirstSource, Inc. *	87,392	1,603,643
BWX Technologies, Inc.	50,117	2,659,208
CAI International, Inc. *	6,873	113,336
Chart Industries, Inc. *	18,414	657,748
CIRCOR International, Inc. *	4,769	71,201
Colfax Corp. *	122,619	3,162,344
Columbus McKinnon Corp.	5,327	144,255
Comfort Systems USA, Inc.	40,782	1,358,041
Crane Co.	42,689	2,324,416
Cubic Corp.	21,139	807,721
Douglas Dynamics, Inc.	4,144	153,162
DXP Enterprises, Inc. *	28,269	421,773
Dycom Industries, Inc. *	62,887	2,050,116
Encore Wire Corp.	35,480	1,624,274
Enerpac Tool Group Corp.	82,911	1,414,462
EnerSys	65,503	3,824,720
EnPro Industries, Inc.	22,511	1,020,874
ESCO Technologies, Inc.	13,184	1,005,939
Federal Signal Corp.	44,344	1,194,184
Franklin Electric Co., Inc.	37,020	1,880,616
Generac Holdings, Inc. *	34,511	3,362,752
Gibraltar Industries, Inc. *	24,694	1,143,332
GMS, Inc. *	60,561	1,113,111
Granite Construction, Inc.	98,102	1,612,797
Griffon Corp.	74,438	1,221,528
H&E Equipment Services, Inc.	60,303	980,527
HEICO Corp.	6,959	609,608
HEICO Corp., Class A	14,139	1,022,674
Herc Holdings, Inc. *	35,111	991,184
Hillenbrand, Inc.	97,773	2,048,344
Hyster-Yale Materials Handling, Inc.	27,328	1,066,885
Ingersoll Rand, Inc. *	150,498	4,376,482
Insteel Industries, Inc.	38,408	674,829
JELD-WEN Holding, Inc. *	76,676	973,785
John Bean Technologies Corp.	11,150	855,651
Kadant, Inc.	1,848	155,398
Kaman Corp.	28,884	1,119,544
Kennametal, Inc.	93,245	2,388,004
Lindsay Corp.	13,632	1,226,880
Lydall, Inc. *	41,262	462,134
Masonite International Corp. *	39,598	2,339,450
MasTec, Inc. *	67,193	2,412,229
Maxar Technologies, Inc. *	17,960	226,476
Meritor, Inc. *	66,410	1,361,405
Moog, Inc., Class A	43,539	2,154,310
MRC Global, Inc. *	223,407	1,197,462
Mueller Industries, Inc.	120,649	3,124,809
Mueller Water Products, Inc., Class A	141,197	1,339,960
MYR Group, Inc. *	44,834	1,345,020
Security	Number of Shares	Value ($)
National Presto Industries, Inc.	8,392	682,354
Navistar International Corp. *	6,998	166,342
NOW, Inc. *	322,146	1,987,641
nVent Electric plc	167,171	3,117,739
Patrick Industries, Inc.	23,831	982,314
Primoris Services Corp.	91,677	1,431,078
Proto Labs, Inc. *	7,699	782,141
Quanex Building Products Corp.	57,780	720,517
Raven Industries, Inc.	30,017	668,479
RBC Bearings, Inc. *	7,905	1,001,405
REV Group, Inc.	20,134	107,113
Rexnord Corp.	82,465	2,248,821
Rush Enterprises, Inc., Class A	75,476	2,830,350
Simpson Manufacturing Co., Inc.	29,313	2,113,467
SiteOne Landscape Supply, Inc. *	12,445	1,103,000
SPX FLOW, Inc. *	49,128	1,600,099
Standex International Corp.	15,510	773,018
Teledyne Technologies, Inc. *	13,133	4,277,024
Tennant Co.	15,723	930,330
Terex Corp.	211,602	3,214,234
The Greenbrier Cos., Inc.	131,325	2,229,898
The Manitowoc Co., Inc. *	52,617	485,129
The Middleby Corp. *	29,871	1,661,724
Titan Machinery, Inc. *	66,991	629,715
Trex Co., Inc. *	15,104	1,438,203
TriMas Corp. *	36,605	872,663
Triton International Ltd.	56,466	1,749,317
Tutor Perini Corp. *	249,822	1,748,754
Vectrus, Inc. *	18,383	956,100
Wabash National Corp.	177,849	1,458,362
Watts Water Technologies, Inc., Class A	18,537	1,527,449
Welbilt, Inc. *	69,648	343,365
Woodward, Inc.	30,545	1,849,805
		151,266,117

Commercial & Professional Services 5.7%
ACCO Brands Corp.	211,554	1,565,500
ADT, Inc.	37,532	215,058
Advanced Disposal Services, Inc. *	53,156	1,714,281
ASGN, Inc. *	49,881	2,316,972
Brady Corp., Class A	35,476	1,544,625
CBIZ, Inc. *	40,868	970,615
Cimpress plc *(a)	8,037	585,013
Clean Harbors, Inc. *	46,990	2,510,676
Copart, Inc. *	42,872	3,434,476
CoreLogic, Inc.	76,906	2,954,729
CoStar Group, Inc. *	2,930	1,899,402
Covanta Holding Corp.	159,541	1,241,229
Deluxe Corp.	96,089	2,706,827
Exponent, Inc.	14,433	1,015,073
FTI Consulting, Inc. *	26,793	3,412,357
Harsco Corp. *	85,148	849,777
Healthcare Services Group, Inc.	87,906	2,240,724
Herman Miller, Inc.	71,078	1,602,098
HNI Corp.	79,341	1,931,160
Huron Consulting Group, Inc. *	18,944	1,061,622
IAA, Inc. *	76,740	2,962,164
ICF International, Inc.	17,037	1,252,901
Insperity, Inc.	14,265	680,583
Interface, Inc.	102,589	947,922
KAR Auction Services, Inc.	94,853	1,420,898
Kelly Services, Inc., Class A	176,363	2,724,808
Kforce, Inc.	37,580	1,125,521
Knoll, Inc.	61,818	720,798
Korn Ferry	53,266	1,535,659
Matthews International Corp., Class A	46,724	1,118,573
McGrath RentCorp	19,280	1,051,724

9
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Mobile Mini, Inc.	37,292	1,065,432
MSA Safety, Inc.	14,808	1,666,344
Quad Graphics, Inc.	283,304	1,053,891
Resources Connection, Inc.	75,909	825,890
Rollins, Inc.	47,058	1,882,320
RR Donnelley & Sons Co.	923,954	1,579,961
SP Plus Corp. *	36,488	769,532
Steelcase, Inc., Class A	169,635	1,857,503
Stericycle, Inc. *	69,423	3,387,842
Team, Inc. *	59,945	369,861
Tetra Tech, Inc.	36,307	2,733,191
The Brink's Co.	25,004	1,278,205
TransUnion	37,929	2,988,426
TriNet Group, Inc. *	3,772	184,715
TrueBlue, Inc. *	124,055	1,926,574
U.S. Ecology, Inc.	14,509	475,605
UniFirst Corp.	13,203	2,220,084
Viad Corp.	23,153	554,977
		78,134,118

Consumer Durables & Apparel 3.6%
Acushnet Holdings Corp.	35,332	968,097
American Outdoor Brands Corp. *	173,968	1,646,607
Beazer Homes USA, Inc. *	81,972	577,083
Callaway Golf Co.	75,624	1,082,936
Cavco Industries, Inc. *	5,209	805,728
Century Communities, Inc. *	6,220	133,232
Columbia Sportswear Co.	21,204	1,545,560
Crocs, Inc. *	33,722	817,759
Deckers Outdoor Corp. *	24,577	3,656,075
Ethan Allen Interiors, Inc.	76,711	867,601
Fossil Group, Inc. *	561,930	2,225,243
G-III Apparel Group Ltd. *	104,044	1,178,819
Helen of Troy Ltd. *	19,825	3,256,851
iRobot Corp. *(a)	21,438	1,306,860
KB Home	78,947	2,071,569
Kontoor Brands, Inc. *	51,308	995,888
La-Z-Boy, Inc.	85,325	2,000,871
LGI Homes, Inc. *	2,775	168,110
M.D.C. Holdings, Inc.	57,470	1,680,997
M/I Homes, Inc. *	39,522	1,006,230
Meritage Homes Corp. *	47,558	2,499,648
Movado Group, Inc.	37,667	388,347
Oxford Industries, Inc.	23,692	993,169
Steven Madden Ltd.	99,547	2,495,643
Sturm, Ruger & Co., Inc.	35,863	1,907,912
Tempur Sealy International, Inc. *	29,176	1,568,210
TopBuild Corp. *	24,355	2,269,642
TRI Pointe Group, Inc. *	202,438	2,323,988
Tupperware Brands Corp.	331,920	1,068,782
Universal Electronics, Inc. *	18,947	782,132
Vista Outdoor, Inc. *	337,123	3,411,685
Wolverine World Wide, Inc.	106,344	2,178,989
		49,880,263

Consumer Services 4.3%
Adtalem Global Education, Inc. *	85,198	2,706,741
American Public Education, Inc. *	31,746	818,094
Arcos Dorados Holdings, Inc., Class A	231,709	882,811
BJ's Restaurants, Inc.	39,791	869,831
Bloomin' Brands, Inc.	150,601	1,814,742
Boyd Gaming Corp.	85,519	1,427,312
Bright Horizons Family Solutions, Inc. *	17,620	2,051,849
Brinker International, Inc.	100,929	2,349,627
Choice Hotels International, Inc.	11,461	860,148
Churchill Downs, Inc.	17,429	1,746,734
Security	Number of Shares	Value ($)
Dave & Buster's Entertainment, Inc.	34,877	510,599
Denny's Corp. *	39,852	449,132
Dine Brands Global, Inc.	14,960	664,074
Dunkin' Brands Group, Inc.	36,687	2,305,411
Eldorado Resorts, Inc. *	17,330	371,555
Fiesta Restaurant Group, Inc. *	17,965	130,695
frontdoor, Inc. *	28,715	1,111,558
Graham Holdings Co., Class B	5,717	2,229,687
Grand Canyon Education, Inc. *	21,344	1,836,011
Hilton Grand Vacations, Inc. *	65,228	1,343,697
Houghton Mifflin Harcourt Co. *	296,165	473,864
Hyatt Hotels Corp., Class A	46,708	2,627,792
International Game Technology plc	271,643	2,048,188
Jack in the Box, Inc.	43,867	2,645,180
K12, Inc. *	70,079	1,591,494
Laureate Education, Inc., Class A *	96,207	911,080
Marriott Vacations Worldwide Corp.	27,662	2,295,946
Papa John's International, Inc.	17,214	1,238,031
Penn National Gaming, Inc. *	120,579	2,148,718
Perdoceo Education Corp. *	44,398	577,174
Planet Fitness, Inc., Class A *	2,472	149,136
Red Robin Gourmet Burgers, Inc. *	10,720	156,834
Red Rock Resorts, Inc., Class A	64,133	702,898
Regis Corp. *	94,450	1,173,069
Ruth's Hospitality Group, Inc.	8,662	97,491
Scientific Games Corp., Class A *	63,344	798,768
SeaWorld Entertainment, Inc. *	38,968	572,440
ServiceMaster Global Holdings, Inc. *	46,912	1,597,354
Strategic Education, Inc.	5,454	868,822
Texas Roadhouse, Inc.	55,881	2,631,436
The Cheesecake Factory, Inc.	86,069	1,918,478
Vail Resorts, Inc.	14,836	2,536,956
WW International, Inc. *	30,374	774,841
Wyndham Hotels & Resorts, Inc.	48,905	1,844,208
		58,860,506

Diversified Financials 4.3%
AGNC Investment Corp.	289,993	3,601,713
Apollo Commercial Real Estate Finance, Inc.	55,675	453,751
Artisan Partners Asset Management, Inc., Class A	42,378	1,247,608
BGC Partners, Inc., Class A	215,615	667,328
Blackstone Mortgage Trust, Inc., Class A	50,757	1,194,312
BrightSphere Investment Group, Inc. *	20,434	151,416
Cannae Holdings, Inc. *	69,816	2,202,695
Capstead Mortgage Corp.	134,125	696,109
Cboe Global Markets, Inc.	31,340	3,114,569
Cohen & Steers, Inc.	13,449	776,545
Compass Diversified Holdings	20,628	414,417
Credit Acceptance Corp. *	4,763	1,484,008
Donnelley Financial Solutions, Inc. *	90,326	657,573
Eaton Vance Corp.	90,890	3,335,663
Encore Capital Group, Inc. *	22,937	595,903
Enova International, Inc. *	45,214	725,233
FactSet Research Systems, Inc.	15,128	4,160,200
Federated Hermes, Inc.	96,802	2,204,182
FirstCash, Inc.	23,000	1,652,320
Green Dot Corp., Class A *	30,873	941,626
Greenhill & Co., Inc.	66,770	712,436
Houlihan Lokey, Inc.	18,909	1,122,816
Invesco Mortgage Capital, Inc.	106,820	324,733
Janus Henderson Group plc	190,059	3,402,056
Ladder Capital Corp. REIT	69,628	553,543
MarketAxess Holdings, Inc.	4,591	2,088,951
MFA Financial, Inc.	315,732	552,531
Moelis & Co., Class A	32,647	975,166

10
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Morningstar, Inc.	7,616	1,187,791
Nelnet, Inc., Class A	22,749	1,095,364
New York Mortgage Trust, Inc.	182,332	397,484
OneMain Holdings, Inc.	93,217	2,256,784
PennyMac Mortgage Investment Trust	76,707	797,753
Piper Sandler Cos.	11,858	639,265
PRA Group, Inc. *	56,402	1,564,591
Redwood Trust, Inc.	78,076	320,112
SLM Corp.	315,550	2,631,687
Stifel Financial Corp.	30,677	1,358,378
Two Harbors Investment Corp.	173,414	792,502
Virtus Investment Partners, Inc.	1,590	129,219
Waddell & Reed Financial, Inc., Class A	272,048	3,958,298
WisdomTree Investments, Inc.	165,225	535,329
World Acceptance Corp. *	12,590	854,232
		58,528,192

Energy 4.1%
Apergy Corp. *(a)	79,316	730,500
Arch Coal, Inc., Class A	35,018	1,022,175
Archrock, Inc.	190,601	916,791
Callon Petroleum Co. *	90,439	84,986
Centennial Resource Development, Inc., Class A *	107,433	126,771
Cheniere Energy, Inc. *	24,165	1,128,264
Cimarex Energy Co.	64,626	1,642,793
CNX Resources Corp. *	426,243	4,518,176
CONSOL Energy, Inc. *	158,757	1,204,966
Continental Resources, Inc. (a)	70,811	1,160,592
Core Laboratories N.V.	51,544	1,010,778
Cosan Ltd., Class A *	214,511	2,861,577
CVR Energy, Inc.	42,634	1,016,821
Denbury Resources, Inc. *(a)	720,236	256,044
Diamondback Energy, Inc.	25,330	1,102,868
Dril-Quip, Inc. *	55,431	1,836,429
EQT Corp.	373,537	5,449,905
Equitrans Midstream Corp.	182,969	1,533,280
Exterran Corp. *	168,308	1,144,494
Extraction Oil & Gas, Inc. *	256,765	135,983
Forum Energy Technologies, Inc. *	217,193	93,393
Frank's International N.V. *	184,649	448,697
GasLog Ltd.	33,213	153,444
Green Plains, Inc. (a)	235,929	1,384,903
Gulfport Energy Corp. *	283,693	724,836
Helix Energy Solutions Group, Inc. *	161,176	409,387
International Seaways, Inc.	40,964	991,329
Kosmos Energy Ltd.	185,292	305,732
Liberty Oilfield Services, Inc., Class A	25,612	120,889
Magnolia Oil & Gas Corp., Class A *	23,617	152,802
Matador Resources Co. *	17,063	120,124
Matrix Service Co. *	71,898	750,615
Newpark Resources, Inc. *	210,241	321,669
NexTier Oilfield Solutions, Inc. *	44,769	103,864
Nordic American Tankers Ltd. (a)	95,938	577,547
Oasis Petroleum, Inc. *(a)	1,215,821	855,816
Oil States International, Inc. *	216,025	743,126
Par Pacific Holdings, Inc. *	45,056	437,944
Parsley Energy, Inc., Class A	80,096	756,907
PDC Energy, Inc. *	70,831	920,095
ProPetro Holding Corp. *	29,063	123,227
QEP Resources, Inc.	1,039,890	1,025,332
Range Resources Corp.	970,850	5,660,055
Renewable Energy Group, Inc. *	112,972	2,802,835
REX American Resources Corp. *	12,730	757,180
RPC, Inc.	223,507	762,159
Scorpio Tankers, Inc.	49,482	1,083,161
SEACOR Holdings, Inc. *	22,703	641,587
Security	Number of Shares	Value ($)
SFL Corp., Ltd.	101,541	1,146,398
Southwestern Energy Co. *	171,084	552,601
Teekay Tankers Ltd., Class A *	17,117	347,646
Tidewater, Inc. *	69,825	402,192
Unit Corp. *	716,424	242,151
US Silica Holdings, Inc. (a)	220,504	423,368
Whiting Petroleum Corp. *(a)	503,148	633,966
		55,861,170

Food & Staples Retailing 0.8%
BJ's Wholesale Club Holdings, Inc. *	61,388	1,615,118
Ingles Markets, Inc., Class A	60,242	2,459,681
PriceSmart, Inc.	44,005	2,796,078
The Andersons, Inc.	114,367	1,940,808
The Chefs' Warehouse, Inc. *	5,916	83,297
Weis Markets, Inc.	39,755	1,988,943
		10,883,925

Food, Beverage & Tobacco 3.0%
B&G Foods, Inc. (a)	135,092	2,623,487
Cal-Maine Foods, Inc. *	52,816	2,192,392
Calavo Growers, Inc.	13,435	779,230
Coca-Cola Consolidated, Inc.	2,534	596,681
Fresh Del Monte Produce, Inc.	135,551	3,864,559
Hostess Brands, Inc. *	16,584	199,340
J&J Snack Foods Corp.	9,940	1,262,678
John B. Sanfilippo & Son, Inc.	11,955	981,864
Keurig Dr Pepper, Inc.	86,333	2,284,371
Lamb Weston Holdings, Inc.	37,178	2,281,242
Lancaster Colony Corp.	14,064	1,893,436
Nomad Foods Ltd. *	131,288	2,705,846
Pilgrim's Pride Corp. *	89,997	1,979,934
Post Holdings, Inc. *	33,121	3,042,164
Pyxus International, Inc. *(a)	115,422	302,406
The Boston Beer Co., Inc., Class A *	4,316	2,013,457
The Hain Celestial Group, Inc. *	106,178	2,743,639
TreeHouse Foods, Inc. *	74,507	3,854,247
Universal Corp.	75,278	3,641,197
Vector Group Ltd.	157,681	1,687,187
		40,929,357

Health Care Equipment & Services 4.6%
ABIOMED, Inc. *	4,626	884,723
Acadia Healthcare Co., Inc. *	82,414	1,978,760
Align Technology, Inc. *	11,983	2,574,548
Allscripts Healthcare Solutions, Inc. *	156,685	1,018,453
Amedisys, Inc. *	9,549	1,758,544
AMN Healthcare Services, Inc. *	30,066	1,412,501
Avanos Medical, Inc. *	33,483	1,039,647
Brookdale Senior Living, Inc. *	442,971	1,599,125
Cantel Medical Corp.	14,243	526,991
Chemed Corp.	7,573	3,154,685
Community Health Systems, Inc. *	1,122,832	3,402,181
CONMED Corp.	11,374	840,652
Covetrus, Inc. *	206,219	2,451,944
Globus Medical, Inc., Class A *	23,630	1,121,480
Haemonetics Corp. *	13,278	1,510,771
Hill-Rom Holdings, Inc.	30,508	3,431,845
HMS Holdings Corp. *	35,530	1,018,823
ICU Medical, Inc. *	4,685	1,027,467
IDEXX Laboratories, Inc. *	8,140	2,259,664
Integer Holdings Corp. *	14,414	1,073,266
Integra LifeSciences Holdings Corp. *	16,638	849,370
Invacare Corp.	111,920	841,638
LHC Group, Inc. *	8,975	1,166,660

11
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
LivaNova plc *	15,095	801,846
Masimo Corp. *	12,385	2,649,275
Merit Medical Systems, Inc. *	23,982	978,945
National HealthCare Corp.	4,141	283,120
Neogen Corp. *	11,897	744,633
NextGen Healthcare, Inc. *	51,787	546,353
NuVasive, Inc. *	21,175	1,289,134
Omnicell, Inc. *	2,531	184,510
Premier, Inc., Class A *	32,704	1,084,465
Select Medical Holdings Corp. *	139,027	2,373,191
Teleflex, Inc.	11,110	3,726,294
The Ensign Group, Inc.	27,627	1,033,526
The Providence Service Corp. *	19,420	1,126,554
Tivity Health, Inc. *	87,169	781,906
Triple-S Management Corp., Class B *	95,804	1,621,962
Varex Imaging Corp. *	38,556	1,007,468
Veeva Systems, Inc., Class A *	5,766	1,100,153
West Pharmaceutical Services, Inc.	22,049	4,172,994
		62,450,067

Household & Personal Products 1.2%
Central Garden & Pet Co. *	2,850	93,879
Central Garden & Pet Co., Class A *	51,963	1,580,195
Coty, Inc., Class A	427,930	2,332,219
Edgewell Personal Care Co. *	102,843	2,839,495
Energizer Holdings, Inc.	33,625	1,310,030
Herbalife Nutrition Ltd. *	109,150	4,076,752
Medifast, Inc.	1,915	145,310
Spectrum Brands Holdings, Inc.	44,870	1,932,102
USANA Health Sciences, Inc. *	16,904	1,508,175
WD-40 Co.	5,607	977,188
		16,795,345

Insurance 3.0%
Ambac Financial Group, Inc. *	77,717	1,336,732
American Equity Investment Life Holding Co.	142,206	2,989,170
American National Insurance Co.	7,616	613,088
AMERISAFE, Inc.	15,454	983,956
Argo Group International Holdings Ltd.	29,127	1,029,931
Brighthouse Financial, Inc. *	82,133	2,111,639
Brown & Brown, Inc.	105,303	3,781,431
CNA Financial Corp.	33,807	1,067,625
Employers Holdings, Inc.	22,691	689,126
Horace Mann Educators Corp.	28,536	1,003,326
James River Group Holdings Ltd.	34,261	1,215,580
Kemper Corp.	33,271	2,236,477
MBIA, Inc. *	294,103	2,393,998
Mercury General Corp.	35,161	1,440,194
National General Holdings Corp.	53,498	1,018,067
ProAssurance Corp.	100,230	2,143,920
RLI Corp.	20,107	1,464,393
Safety Insurance Group, Inc.	12,433	1,045,864
Selective Insurance Group, Inc.	32,823	1,645,417
Stewart Information Services Corp.	51,102	1,628,110
The Hanover Insurance Group, Inc.	34,270	3,440,022
United Fire Group, Inc.	18,465	528,099
Universal Insurance Holdings, Inc.	43,751	797,581
White Mountains Insurance Group Ltd.	5,038	4,901,974
		41,505,720

Materials 7.2%
AdvanSix, Inc. *	72,392	881,735
Allegheny Technologies, Inc. *	122,406	919,269
Axalta Coating Systems Ltd. *	140,863	2,780,636
Security	Number of Shares	Value ($)
Balchem Corp.	12,244	1,092,654
Boise Cascade Co.	107,847	3,372,376
Cabot Corp.	97,397	3,300,784
Carpenter Technology Corp.	69,428	1,539,219
Century Aluminum Co. *	158,946	691,415
Clearwater Paper Corp. *	111,144	2,660,787
Cleveland-Cliffs, Inc. (a)	647,784	2,837,294
Compass Minerals International, Inc.	47,850	2,352,306
Constellium SE *	89,858	697,298
Contura Energy, Inc. *	50,720	193,750
Eagle Materials, Inc.	33,291	2,031,084
Element Solutions, Inc. *	210,251	2,155,073
Ferro Corp. *	73,596	733,752
FMC Corp.	46,785	4,299,541
GCP Applied Technologies, Inc. *	57,161	978,596
Greif, Inc., Class A	58,953	1,997,917
H.B. Fuller Co.	53,005	1,950,054
Hecla Mining Co.	577,541	1,518,933
Ingevity Corp. *	18,314	950,863
Innospec, Inc.	20,003	1,450,617
Kaiser Aluminum Corp.	23,564	1,702,028
Kraton Corp. *	63,805	995,996
Livent Corp. *	20,547	127,391
Louisiana-Pacific Corp.	135,800	2,716,000
Materion Corp.	28,642	1,481,937
Mercer International, Inc.	67,825	683,676
Minerals Technologies, Inc.	45,920	2,022,317
Myers Industries, Inc.	47,844	591,352
Neenah, Inc.	21,877	1,068,910
NewMarket Corp.	6,830	2,810,135
Orion Engineered Carbons S.A.	22,649	206,332
P.H. Glatfelter Co.	20,906	305,228
PolyOne Corp.	135,381	3,153,023
Quaker Chemical Corp.	7,114	1,082,182
Rayonier Advanced Materials, Inc.	328,051	583,931
Royal Gold, Inc.	14,704	1,801,681
Schnitzer Steel Industries, Inc., Class A	104,777	1,630,330
Schweitzer-Mauduit International, Inc.	47,967	1,545,497
Sensient Technologies Corp.	48,030	2,295,354
Silgan Holdings, Inc.	107,716	3,716,202
Southern Copper Corp.	70,130	2,275,017
Stepan Co.	23,701	2,261,075
Summit Materials, Inc., Class A *	94,387	1,426,188
SunCoke Energy, Inc.	200,916	632,885
The Scotts Miracle-Gro Co.	33,001	4,093,114
TimkenSteel Corp. *	55,075	143,195
Trinseo S.A.	116,431	2,381,014
Tronox Holdings plc, Class A *	177,619	1,211,362
US Concrete, Inc. *	20,579	394,705
Valvoline, Inc.	86,182	1,481,469
Verso Corp., Class A *	129,025	1,792,157
W.R. Grace & Co.	49,982	2,360,650
Warrior Met Coal, Inc.	149,276	1,873,414
Westlake Chemical Corp.	45,577	1,980,321
Worthington Industries, Inc.	82,847	2,190,475
		98,402,496

Media & Entertainment 3.3%
AMC Entertainment Holdings, Inc., Class A (a)	220,476	1,084,742
AMC Networks, Inc., Class A *	82,153	1,959,349
Cable One, Inc.	1,233	2,358,556
Cars.com, Inc. *	143,655	744,133
Gannett Co., Inc.	479,199	541,495
Gray Television, Inc. *	61,430	713,202
IHeartMedia, Inc., Class A *	28,587	200,681
John Wiley & Sons, Inc., Class A	62,283	2,338,727

12
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Liberty Latin America Ltd., Class A *	52,052	556,956
Liberty Latin America Ltd., Class C *	135,500	1,401,070
Liberty Media Corp. - Liberty Formula One, Class A *	5,988	181,137
Liberty Media Corp. - Liberty Formula One, Class C *	45,871	1,476,587
Liberty TripAdvisor Holdings, Inc., Class A *	120,539	283,267
Lions Gate Entertainment Corp., Class A *	47,922	342,163
Lions Gate Entertainment Corp., Class B *	102,622	685,515
Live Nation Entertainment, Inc. *	41,326	1,854,298
Madison Square Garden Entertainment Corp. *	6,728	556,406
Madison Square Garden Sports C *	6,776	1,160,864
Meredith Corp.	60,533	897,704
MSG Networks, Inc., Class A *	51,842	615,883
National CineMedia, Inc.	171,551	566,118
Nexstar Media Group, Inc., Class A	23,397	1,638,726
Scholastic Corp.	61,323	1,782,660
Sinclair Broadcast Group, Inc., Class A	84,517	1,491,725
Sirius XM Holdings, Inc.	471,750	2,788,043
Spotify Technology S.A. *	2,288	346,792
Take-Two Interactive Software, Inc. *	25,730	3,114,616
TEGNA, Inc.	263,242	2,821,954
The E.W. Scripps Co., Class A	15,518	125,230
The Marcus Corp.	6,356	92,416
The New York Times Co., Class A	52,921	1,720,991
TripAdvisor, Inc.	79,405	1,585,718
Twitter, Inc. *	63,307	1,815,645
Yandex N.V., Class A *	71,770	2,711,471
Yelp, Inc. *	33,982	759,498
Zynga, Inc., Class A *	255,022	1,922,866
		45,237,204

Pharmaceuticals, Biotechnology & Life Sciences 2.4%
Akorn, Inc. *	147,570	30,990
Alkermes plc *	38,369	526,039
Bio-Rad Laboratories, Inc., Class A *	7,399	3,256,300
Bio-Techne Corp.	8,294	1,866,150
BioMarin Pharmaceutical, Inc. *	12,192	1,121,908
Bruker Corp.	38,884	1,528,919
Catalent, Inc. *	44,767	3,095,638
Charles River Laboratories International, Inc. *	18,583	2,688,403
Elanco Animal Health, Inc. *	34,489	852,223
Emergent BioSolutions, Inc. *	20,051	1,482,771
Horizon Therapeutics plc *	5,294	190,796
Incyte Corp. *	10,580	1,033,243
Lannett Co., Inc. *	20,973	200,082
Myriad Genetics, Inc. *	106,560	1,647,418
Nektar Therapeutics *	9,773	187,642
PDL BioPharma, Inc. *	631,544	2,140,934
PerkinElmer, Inc.	45,721	4,139,122
PRA Health Sciences, Inc. *	16,209	1,564,168
Prestige Consumer Healthcare, Inc. *	40,713	1,656,612
Syneos Health, Inc. *	24,081	1,343,479
Taro Pharmaceutical Industries Ltd. *	13,409	926,696
Vertex Pharmaceuticals, Inc. *	6,563	1,648,625
		33,128,158

Real Estate 9.6%
Acadia Realty Trust	39,769	492,738
Alexander & Baldwin, Inc.	85,903	1,128,765
American Assets Trust, Inc.	21,264	602,196
American Campus Communities, Inc.	81,670	2,882,134
Security	Number of Shares	Value ($)
American Finance Trust, Inc.	18,431	142,103
American Homes 4 Rent, Class A	72,203	1,742,980
Americold Realty Trust	10,547	322,633
Apartment Investment & Management Co., Class A	78,451	2,955,249
Ashford Hospitality Trust, Inc.	206,284	169,627
Brandywine Realty Trust	165,334	1,845,127
Brookfield Property REIT, Inc., Class A (a)	99,373	973,359
CBL & Associates Properties, Inc. *(a)	1,229,791	355,410
Chatham Lodging Trust	52,947	397,632
Columbia Property Trust, Inc.	123,096	1,759,042
CorePoint Lodging, Inc.	148,733	646,989
CoreSite Realty Corp.	9,316	1,129,006
Corporate Office Properties Trust	77,767	2,054,604
Cousins Properties, Inc.	56,585	1,707,169
CubeSmart	73,748	1,858,450
Cushman & Wakefield plc *	11,918	145,042
CyrusOne, Inc.	28,955	2,031,193
DiamondRock Hospitality Co.	261,497	1,629,126
Douglas Emmett, Inc.	64,870	1,977,886
EastGroup Properties, Inc.	9,930	1,052,580
Empire State Realty Trust, Inc., Class A	116,197	971,407
EPR Properties	33,338	980,804
Equity Commonwealth	57,719	1,959,560
Equity LifeStyle Properties, Inc.	44,114	2,660,515
Federal Realty Investment Trust	30,666	2,553,558
First Industrial Realty Trust, Inc.	41,235	1,557,446
Franklin Street Properties Corp.	165,561	900,652
Front Yard Residential Corp.	62,547	713,661
Gaming & Leisure Properties, Inc.	79,633	2,248,836
Global Net Lease, Inc.	43,876	631,376
Healthcare Realty Trust, Inc.	64,359	1,891,511
Healthcare Trust of America, Inc., Class A	82,699	2,036,876
Hersha Hospitality Trust	78,136	408,651
Highwoods Properties, Inc.	71,456	2,773,207
HomeBanc Corp. *(b)	6,875	—
Hudson Pacific Properties, Inc.	60,284	1,481,781
Investors Real Estate Trust	12,990	813,564
Invitation Homes, Inc.	75,218	1,778,906
iStar, Inc.	93,015	932,010
JBG SMITH Properties	32,881	1,116,310
Kennedy-Wilson Holdings, Inc.	65,951	933,207
Kilroy Realty Corp.	36,961	2,301,192
Kite Realty Group Trust	92,440	945,661
Lexington Realty Trust	188,259	1,967,307
Life Storage, Inc.	20,784	1,820,471
LTC Properties, Inc.	16,178	575,937
Mack-Cali Realty Corp.	89,388	1,447,192
Marcus & Millichap, Inc. *	5,296	153,849
Medical Properties Trust, Inc.	127,233	2,180,774
National Health Investors, Inc.	14,020	771,941
National Retail Properties, Inc.	48,733	1,590,645
New Senior Investment Group, Inc.	36,173	119,733
Newmark Group, Inc., Class A	78,169	303,296
Office Properties Income Trust	48,427	1,326,900
Omega Healthcare Investors, Inc.	93,909	2,737,447
Paramount Group, Inc.	150,486	1,452,190
Pebblebrook Hotel Trust	79,958	946,703
Pennsylvania Real Estate Investment Trust (a)	62,349	62,972
Physicians Realty Trust	52,663	812,063
Piedmont Office Realty Trust, Inc., Class A	144,546	2,507,873
PotlatchDeltic Corp.	32,145	1,128,611
Preferred Apartment Communities, Inc., Class A	16,348	121,139
PS Business Parks, Inc.	7,462	963,270
QTS Realty Trust, Inc., Class A	22,284	1,393,418
Rayonier, Inc.	110,970	2,666,609

13
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Regency Centers Corp.	54,260	2,382,557
Retail Opportunity Investments Corp.	61,384	595,732
Retail Properties of America, Inc., Class A	252,810	1,567,422
RLJ Lodging Trust	230,558	2,141,884
RPT Realty	87,484	596,641
Ryman Hospitality Properties, Inc.	27,056	956,159
Sabra Health Care REIT, Inc.	68,485	877,978
SBA Communications Corp.	14,031	4,067,867
Seritage Growth Properties, Class A *(a)	20,798	220,043
SITE Centers Corp.	223,852	1,356,543
Spirit Realty Capital, Inc.	61,342	1,886,880
STAG Industrial, Inc.	35,715	937,519
STORE Capital Corp.	40,699	816,829
Summit Hotel Properties, Inc.	113,597	688,398
Sun Communities, Inc.	20,618	2,771,059
Sunstone Hotel Investors, Inc.	282,893	2,599,787
Tanger Factory Outlet Centers, Inc. (a)	143,091	1,076,044
Taubman Centers, Inc.	71,043	3,061,953
The GEO Group, Inc.	227,284	2,881,961
The Howard Hughes Corp. *	12,328	667,684
Uniti Group, Inc.	444,898	3,140,980
Urban Edge Properties	76,267	877,070
VICI Properties, Inc.	26,558	462,640
Washington Prime Group, Inc. (a)	994,807	855,335
Washington Real Estate Investment Trust	55,974	1,305,314
Weingarten Realty Investors	90,057	1,638,137
Xenia Hotels & Resorts, Inc.	151,509	1,469,637
		131,542,124

Retailing 3.2%
Ascena Retail Group, Inc. *(a)	266,212	386,007
At Home Group, Inc. *	29,845	70,136
Caleres, Inc.	161,547	1,310,146
Chico's FAS, Inc.	1,253,262	1,879,893
Conn's, Inc. *	60,831	411,218
Designer Brands, Inc., Class A	268,758	1,706,613
Dillard’s, Inc., Class A (a)	75,419	2,223,352
Express, Inc. *	182,276	377,311
Five Below, Inc. *	12,772	1,151,524
Floor & Decor Holdings, Inc., Class A *	3,823	162,095
Francesca's Holdings Corp. *(a)	14,205	37,501
Genesco, Inc. *	98,613	1,866,744
GNC Holdings, Inc., Class A *(a)	1,673,592	963,152
Groupon, Inc. *	891,349	1,087,446
GrubHub, Inc. *	17,523	837,424
Guess?, Inc.	158,275	1,479,871
Haverty Furniture Cos., Inc.	65,443	885,444
Hibbett Sports, Inc. *	88,779	1,369,860
Lumber Liquidators Holdings, Inc. *	22,427	158,110
MarineMax, Inc. *	12,299	177,229
MercadoLibre, Inc. *	1,968	1,148,348
Monro, Inc.	22,648	1,256,738
National Vision Holdings, Inc. *	35,049	928,798
Ollie's Bargain Outlet Holdings, Inc. *	16,393	1,113,249
Party City Holdco, Inc. *(a)	468,969	355,713
Pool Corp.	15,729	3,329,200
Rent-A-Center, Inc.	57,099	1,136,556
RH *	15,953	2,293,722
Sally Beauty Holdings, Inc. *	332,063	3,224,332
Shoe Carnival, Inc.	35,434	836,951
Sleep Number Corp. *	41,787	1,249,431
Sonic Automotive, Inc., Class A	23,480	503,176
Stamps.com, Inc. *	12,628	1,998,634
The Buckle, Inc.	92,904	1,422,360
The Cato Corp., Class A	98,713	1,111,508
The Children's Place, Inc.	30,217	893,215
Security	Number of Shares	Value ($)
The Michaels Cos., Inc. *	351,342	1,068,080
Zumiez, Inc. *	44,909	949,376
		43,360,463

Semiconductors & Semiconductor Equipment 2.9%
Advanced Energy Industries, Inc. *	23,149	1,287,084
Advanced Micro Devices, Inc. *	41,386	2,168,212
Ambarella, Inc. *	2,918	153,428
Amkor Technology, Inc. *	252,428	2,493,989
Brooks Automation, Inc.	27,478	1,057,628
Cabot Microelectronics Corp.	8,511	1,042,938
Cirrus Logic, Inc. *	57,703	4,362,347
Cree, Inc. *	81,737	3,525,317
Diodes, Inc. *	30,044	1,528,939
Entegris, Inc.	44,621	2,419,797
First Solar, Inc. *	81,964	3,607,236
Kulicke & Soffa Industries, Inc.	65,653	1,573,702
MKS Instruments, Inc.	30,115	3,018,426
Monolithic Power Systems, Inc.	6,649	1,329,202
Photronics, Inc. *	106,688	1,274,922
Power Integrations, Inc.	13,400	1,371,490
Semtech Corp. *	23,838	1,078,431
Silicon Laboratories, Inc. *	14,099	1,370,705
Synaptics, Inc. *	60,866	3,980,028
Ultra Clean Holdings, Inc. *	8,955	164,682
Xperi Corp.	62,502	955,031
		39,763,534

Software & Services 4.4%
ACI Worldwide, Inc. *	57,960	1,588,104
Aspen Technology, Inc. *	15,152	1,549,292
Black Knight, Inc. *	46,210	3,261,040
Blackbaud, Inc.	10,641	588,022
Cardtronics plc, Class A *	34,278	784,966
Cerence, Inc. *	22,918	484,945
CommVault Systems, Inc. *	25,812	1,101,914
CSG Systems International, Inc.	27,499	1,335,901
Ebix, Inc.	21,999	460,439
EPAM Systems, Inc. *	9,547	2,108,837
Euronet Worldwide, Inc. *	16,556	1,519,179
EVERTEC, Inc.	34,697	879,222
ExlService Holdings, Inc. *	18,070	1,115,461
Fair Isaac Corp. *	6,805	2,401,757
Fortinet, Inc. *	16,101	1,734,722
Gartner, Inc. *	24,915	2,960,151
GoDaddy, Inc., Class A *	13,946	968,271
j2 Global, Inc.	26,890	2,168,410
KBR, Inc.	132,866	2,691,865
LiveRamp Holdings, Inc. *	39,676	1,502,133
LogMeIn, Inc.	16,728	1,429,575
Manhattan Associates, Inc. *	28,015	1,987,384
ManTech International Corp., Class A	27,683	2,064,044
MicroStrategy, Inc., Class A *	6,325	799,037
NIC, Inc.	40,651	984,974
Nuance Communications, Inc. *	113,382	2,290,316
Palo Alto Networks, Inc. *	976	191,794
Paycom Software, Inc. *	640	167,053
Pegasystems, Inc.	1,982	165,735
Perficient, Inc. *	22,696	790,502
Progress Software Corp.	39,352	1,609,890
PTC, Inc. *	26,425	1,829,931
Square, Inc., Class A *	2,679	174,510
SS&C Technologies Holdings, Inc.	46,388	2,558,762
Sykes Enterprises, Inc. *	61,389	1,757,567
TiVo Corp.	188,050	1,321,991
Tyler Technologies, Inc. *	5,195	1,665,985

14
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Unisys Corp. *	104,700	1,318,173
Verint Systems, Inc. *	27,557	1,177,786
Virtusa Corp. *	17,163	566,379
VMware, Inc., Class A *	23,077	3,035,087
WEX, Inc. *	10,034	1,327,699
		60,418,805

Technology Hardware & Equipment 5.5%
3D Systems Corp. *	16,048	136,248
ADTRAN, Inc.	151,224	1,554,583
Arista Networks, Inc. *	7,435	1,630,495
Badger Meter, Inc.	14,507	856,348
Belden, Inc.	57,228	1,956,625
Benchmark Electronics, Inc.	132,758	2,742,780
Ciena Corp. *	69,946	3,235,002
Cognex Corp.	43,143	2,383,219
Coherent, Inc. *	14,751	1,886,210
Comtech Telecommunications Corp.	30,054	556,300
CTS Corp.	26,892	622,819
Diebold Nixdorf, Inc. *	29,414	145,011
Dolby Laboratories, Inc., Class A	31,677	1,901,570
EchoStar Corp., Class A *	62,023	1,956,826
ePlus, Inc. *	19,294	1,365,050
Fabrinet *	26,685	1,674,484
Fitbit, Inc., Class A *	261,507	1,749,482
II-VI, Inc. *	72,566	2,497,722
InterDigital, Inc.	38,258	2,210,165
IPG Photonics Corp. *	16,854	2,179,728
Itron, Inc. *	23,005	1,606,209
KEMET Corp.	42,453	1,146,656
Keysight Technologies, Inc. *	46,115	4,462,549
Knowles Corp. *	89,637	1,393,855
Littelfuse, Inc.	11,353	1,648,910
Lumentum Holdings, Inc. *	19,098	1,545,219
Methode Electronics, Inc.	52,951	1,589,589
MTS Systems Corp.	16,414	349,126
National Instruments Corp.	67,122	2,578,827
NETGEAR, Inc. *	43,086	1,033,202
NetScout Systems, Inc. *	120,011	3,177,891
OSI Systems, Inc. *	14,183	1,026,566
PC Connection, Inc.	34,964	1,606,596
Plantronics, Inc.	81,796	1,154,960
Plexus Corp. *	47,944	3,005,609
Rogers Corp. *	9,910	1,100,406
ScanSource, Inc. *	104,520	2,709,158
Stratasys Ltd. *(a)	40,845	722,956
TTM Technologies, Inc. *	191,400	2,218,326
ViaSat, Inc. *	31,380	1,330,512
Viavi Solutions, Inc. *	70,507	851,725
Vishay Intertechnology, Inc.	201,618	3,344,843
Zebra Technologies Corp., Class A *	12,066	2,771,078
		75,615,435

Telecommunication Services 0.8%
ATN International, Inc.	12,871	799,547
Cincinnati Bell, Inc. *	26,574	389,309
Cogent Communications Holdings, Inc.	18,256	1,530,400
Consolidated Communications Holdings, Inc.	419,996	2,633,375
GCI Liberty, Inc., Class A *	18,974	1,154,188
Intelsat S.A. *(a)	209,721	262,151
Iridium Communications, Inc. *	37,801	850,712
Shenandoah Telecommunications Co.	24,044	1,286,594
Security	Number of Shares	Value ($)
United States Cellular Corp. *	30,596	973,871
Vonage Holdings Corp. *	129,403	1,081,809
		10,961,956

Transportation 2.1%
Air Transport Services Group, Inc. *	56,864	1,150,927
Alaska Air Group, Inc.	45,888	1,492,278
Allegiant Travel Co.	5,508	432,268
AMERCO	7,574	2,121,705
ArcBest Corp.	105,903	2,157,244
Atlas Air Worldwide Holdings, Inc. *	6,309	207,251
Atlas Corp.	150,224	1,120,671
Copa Holdings S.A., Class A	10,249	453,108
Costamare, Inc.	134,471	675,044
Echo Global Logistics, Inc. *	63,832	1,118,975
Forward Air Corp.	30,201	1,558,372
Hawaiian Holdings, Inc.	33,479	482,098
Heartland Express, Inc.	52,618	1,030,787
Hub Group, Inc., Class A *	76,292	3,670,408
JetBlue Airways Corp. *	159,088	1,549,517
Marten Transport Ltd.	50,692	1,136,515
Saia, Inc. *	23,704	2,193,094
Schneider National, Inc., Class B	80,644	1,766,910
SkyWest, Inc.	4,448	137,666
Spirit Airlines, Inc. *	23,729	356,409
Uber Technologies, Inc. *	7,931	240,071
Werner Enterprises, Inc.	76,474	3,068,137
YRC Worldwide, Inc. *(a)	361,992	622,626
		28,742,081

Utilities 3.7%
ALLETE, Inc.	39,971	2,300,731
American States Water Co.	16,296	1,293,414
Atlantica Yield plc	60,271	1,442,888
Avangrid, Inc.	40,024	1,721,032
Avista Corp.	70,177	3,020,418
Black Hills Corp.	36,918	2,286,701
California Water Service Group	24,686	1,108,895
Chesapeake Utilities Corp.	9,693	851,821
Clearway Energy, Inc., Class A	19,218	359,377
Clearway Energy, Inc., Class C	39,850	798,196
El Paso Electric Co.	33,313	2,265,284
Essential Utilities, Inc.	72,257	3,019,620
Hawaiian Electric Industries, Inc.	92,950	3,668,736
IDACORP, Inc.	32,303	2,964,769
MGE Energy, Inc.	19,792	1,279,751
National Fuel Gas Co.	75,670	3,102,470
New Jersey Resources Corp.	70,589	2,384,496
Northwest Natural Holding Co.	21,371	1,391,252
NorthWestern Corp.	40,787	2,353,002
ONE Gas, Inc.	35,391	2,821,017
Ormat Technologies, Inc.	19,418	1,211,877
Otter Tail Corp.	31,301	1,389,138
PNM Resources, Inc.	66,494	2,692,342
SJW Group.	3,002	178,709
South Jersey Industries, Inc.	63,966	1,828,788
Spire, Inc.	35,723	2,606,350
Unitil Corp.	13,171	662,633
		51,003,707
Total Common Stock
(Cost $1,322,172,113)		1,362,022,650

15
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental US Small Company Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Other Investment Companies 1.7% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.22% (c)	1,276,356	1,276,356

Securities Lending Collateral 1.6%
Wells Fargo Government Money Market Fund, Select Class 0.19% (c)	21,822,639	21,822,639
Total Other Investment Companies
(Cost $23,098,995)		23,098,995

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 06/19/20	97	6,337,495	259,404
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $18,594,438.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

REIT —	Real Estate Investment Trust
16
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 98.2% of net assets

Australia 5.0%
AGL Energy Ltd.	70,714	776,087
Amcor plc	71,367	650,342
AMP Ltd. *	933,385	861,195
APA Group	56,171	396,897
Aristocrat Leisure Ltd.	11,557	189,532
Aurizon Holdings Ltd.	186,343	566,082
Australia & New Zealand Banking Group Ltd.	270,971	2,943,412
Bendigo & Adelaide Bank Ltd.	43,826	185,434
BGP Holdings plc *(a)	453,854	592
BHP Group Ltd.	257,571	5,258,132
BlueScope Steel Ltd.	71,550	466,997
Boral Ltd.	117,954	229,242
Brambles Ltd.	93,720	669,869
Caltex Australia Ltd.	63,214	1,017,738
Coca-Cola Amatil Ltd.	41,524	231,189
Coles Group Ltd.	57,237	573,962
Commonwealth Bank of Australia	118,925	4,804,152
Computershare Ltd.	24,561	193,238
Crown Resorts Ltd.	40,616	260,007
CSL Ltd.	8,136	1,621,726
Downer EDI Ltd.	85,763	230,712
Fortescue Metals Group Ltd.	150,461	1,149,860
Goodman Group	33,077	281,725
Incitec Pivot Ltd.	173,980	269,079
Insurance Australia Group Ltd.	176,643	659,992
LendLease Group	55,804	444,525
LendLease Group, Interim Shares *(a)	8,913	70,999
Macquarie Group Ltd.	15,491	1,026,170
Medibank Pvt Ltd.	235,900	413,254
Metcash Ltd.	273,899	441,783
Mirvac Group	197,171	286,508
National Australia Bank Ltd.	219,483	2,404,980
National Australia Bank Ltd., Interim Shares *(a)	36,622	401,285
Newcrest Mining Ltd. (a)	17,085	305,571
Oil Search Ltd.	63,705	125,022
Orica Ltd.	32,983	382,230
Origin Energy Ltd.	174,997	629,411
QBE Insurance Group Ltd.	104,734	567,119
Ramsay Health Care Ltd.	6,038	245,213
Rio Tinto Ltd.	34,560	1,947,841
Scentre Group	252,915	379,941
Sims Ltd.	49,168	221,033
Sonic Healthcare Ltd.	25,163	444,385
South32 Ltd.	325,830	409,781
Stockland	153,150	284,385
Suncorp Group Ltd.	153,304	911,370
Tabcorp Holdings Ltd.	85,753	178,784
Telstra Corp., Ltd.	706,230	1,389,305
Transurban Group	49,965	445,426
Viva Energy Group Ltd.	295,225	275,920
Wesfarmers Ltd.	133,435	3,241,062
Westpac Banking Corp.	326,204	3,393,873
Security	Number of Shares	Value ($)
Woodside Petroleum Ltd.	77,133	1,104,486
Woolworths Group Ltd.	141,996	3,286,060
		50,144,915

Austria 0.2%
ANDRITZ AG	7,289	239,498
Erste Group Bank AG	23,948	519,021
OMV AG	20,576	671,844
Raiffeisen Bank International AG	16,369	282,530
voestalpine AG	29,680	615,148
Wienerberger AG	10,894	204,037
		2,532,078

Belgium 0.7%
Ageas	18,099	652,363
Anheuser-Busch InBev S.A./N.V.	45,823	2,133,978
Colruyt S.A.	6,397	383,382
Groupe Bruxelles Lambert S.A.	7,216	577,250
KBC Group N.V.	22,337	1,211,579
Proximus	17,129	365,591
Solvay S.A.	8,406	656,573
UCB S.A.	5,439	498,424
Umicore S.A.	17,001	736,832
		7,215,972

Canada 6.2%
Agnico-Eagle Mines Ltd.	7,455	435,587
Air Canada *	10,100	146,862
Alimentation Couche-Tard, Inc., Class B	52,780	1,472,736
ARC Resources Ltd.	78,372	330,503
Atco Ltd., Class I	9,789	274,904
Bank of Montreal	39,761	2,021,542
Barrick Gold Corp.	37,770	972,233
Bausch Health Cos., Inc. *	35,509	641,583
BCE, Inc.	23,922	967,398
Brookfield Asset Management, Inc., Class A	55,098	1,861,999
Canadian Imperial Bank of Commerce	28,438	1,685,094
Canadian National Railway Co.	33,017	2,730,405
Canadian Natural Resources Ltd.	98,745	1,653,613
Canadian Pacific Railway Ltd.	6,250	1,420,489
Canadian Tire Corp., Ltd., Class A (b)	7,876	552,641
Cenovus Energy, Inc.	140,695	510,442
CGI, Inc. *	12,792	815,795
CI Financial Corp.	29,015	308,295
Crescent Point Energy Corp.	230,171	320,796
Dollarama, Inc.	11,700	366,983
Emera, Inc.	4,800	191,076
Empire Co., Ltd., Class A	24,100	532,054
Enbridge, Inc.	72,486	2,221,005
Fairfax Financial Holdings Ltd.	1,350	366,045
Finning International, Inc.	23,417	297,265
First Quantum Minerals Ltd.	58,570	357,660
Fortis, Inc.	20,636	799,674
George Weston Ltd.	10,194	723,126
Gibson Energy, Inc.	16,153	230,119

17
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Gildan Activewear, Inc.	14,600	203,694
Great-West Lifeco, Inc.	18,454	303,866
H&R Real Estate Investment Trust	20,800	147,339
Husky Energy, Inc.	84,421	271,103
Hydro One Ltd.	23,700	429,748
iA Financial Corp., Inc.	1,300	42,205
Imperial Oil Ltd.	31,641	511,230
Intact Financial Corp.	5,206	495,448
Inter Pipeline Ltd.	26,474	221,385
Keyera Corp.	13,600	201,760
Kinross Gold Corp. *	54,200	357,842
Linamar Corp.	9,800	235,434
Loblaw Cos., Ltd.	16,743	823,949
Magna International, Inc.	64,427	2,510,522
Manulife Financial Corp.	106,600	1,342,504
Methanex Corp.	10,400	165,345
Metro, Inc.	17,594	723,883
National Bank of Canada	17,733	715,206
Nutrien Ltd.	30,200	1,078,517
Onex Corp.	8,565	394,792
Open Text Corp.	6,700	253,184
Parkland Fuel Corp.	8,400	198,723
Pembina Pipeline Corp.	20,078	460,426
Power Corp. of Canada	72,903	1,165,861
Restaurant Brands International, Inc.	3,700	180,488
RioCan Real Estate Investment Trust	17,500	199,899
Rogers Communications, Inc., Class B	25,141	1,052,998
Royal Bank of Canada	70,744	4,352,030
Saputo, Inc.	17,275	434,373
Shaw Communications, Inc., Class B	37,834	617,271
SNC-Lavalin Group, Inc.	32,440	598,250
Sun Life Financial, Inc.	30,475	1,044,551
Suncor Energy, Inc.	152,337	2,716,336
TC Energy Corp.	37,494	1,725,540
Teck Resources Ltd., Class B	70,868	624,699
TELUS Corp.	34,621	565,845
TFI International, Inc.	8,500	235,712
The Bank of Nova Scotia	81,115	3,251,709
The Toronto-Dominion Bank	84,652	3,537,024
Thomson Reuters Corp.	14,217	1,001,660
TransAlta Corp.	46,621	274,310
Waste Connections, Inc.	4,700	404,377
West Fraser Timber Co., Ltd.	9,200	256,049
WSP Global, Inc.	5,400	362,379
		61,897,390

Denmark 1.0%
AP Moeller - Maersk A/S, Series A	716	663,443
AP Moeller - Maersk A/S, Series B	1,068	1,062,930
Carlsberg A/S, Class B	4,956	625,214
Coloplast A/S, Class B	2,737	431,690
Danske Bank A/S	81,690	969,911
DSV PANALPINA A/S	6,571	682,728
ISS A/S	25,775	383,205
Novo Nordisk A/S, Class B	52,958	3,378,191
Novozymes A/S, Class B	8,328	408,544
Orsted A/S	4,972	502,224
Pandora A/S	12,210	434,170
Vestas Wind Systems A/S	10,291	883,720
		10,425,970

Finland 1.1%
Elisa Oyj	6,975	423,858
Fortum Oyj (b)	29,942	496,143
Kesko Oyj, B Shares	33,824	551,132
Kone Oyj, Class B	15,647	947,490
Security	Number of Shares	Value ($)
Metso Oyj	8,195	227,363
Neste Oyj	22,407	791,315
Nokia Oyj	462,531	1,667,394
Nokian Renkaat Oyj (b)	13,438	285,495
Nordea Bank Abp	359,099	2,297,568
Outokumpu Oyj	105,124	279,617
Sampo Oyj, A Shares	29,026	962,137
Stora Enso Oyj, R Shares	71,114	836,625
UPM-Kymmene Oyj	53,872	1,477,448
Wartsila Oyj Abp	41,916	307,673
		11,551,258

France 8.4%
Accor S.A.	9,573	266,306
Air France-KLM *(b)	49,930	254,578
Air Liquide S.A.	21,455	2,725,948
Airbus SE *	14,907	943,889
Alstom S.A.	12,722	521,843
Arkema S.A.	8,405	699,573
Atos SE	8,551	611,517
AXA S.A.	172,051	3,058,463
BNP Paribas S.A.	121,775	3,825,723
Bollore S.A.	66,454	176,118
Bollore S.A. - New	444	1,187
Bouygues S.A.	32,335	994,889
Bureau Veritas S.A.	13,983	290,286
Capgemini SE	9,328	876,932
Carrefour S.A.	141,203	2,097,037
Casino Guichard Perrachon S.A. (b)	21,955	824,122
Cie de Saint-Gobain	88,988	2,367,785
CNP Assurances *	15,671	161,673
Compagnie Generale des Etablissements Michelin	23,229	2,244,410
Credit Agricole S.A.	95,251	766,147
Danone S.A.	29,058	2,025,256
Dassault Systemes SE	1,849	270,824
Eiffage S.A.	7,529	615,283
Electricite de France S.A.	107,047	852,193
Elis S.A. *	12,994	160,165
Engie S.A.	239,212	2,595,345
EssilorLuxottica S.A.	5,660	703,110
Eurazeo SE	5,500	263,412
Eutelsat Communications S.A.	20,713	231,909
Faurecia SE	13,869	496,946
Hermes International	577	421,827
Ingenico Group S.A.	2,618	329,391
Kering S.A.	1,739	884,637
Klepierre S.A.	9,150	185,753
L'Oreal S.A.	7,455	2,167,475
Lagardere S.C.A.	26,409	428,909
Legrand S.A.	11,155	747,860
LVMH Moet Hennessy Louis Vuitton SE	7,082	2,737,848
Natixis S.A.	98,983	233,676
Orange S.A.	285,556	3,469,229
Pernod-Ricard S.A.	6,734	1,028,252
Peugeot S.A.	91,046	1,290,635
Publicis Groupe S.A.	19,176	566,056
Rallye S.A.	76,307	651,954
Renault S.A.	54,272	1,069,412
Rexel S.A.	84,518	789,379
Rubis SCA	5,775	258,735
Safran S.A.	10,004	930,083
Sanofi	75,358	7,360,497
Schneider Electric SE	35,207	3,253,561
SCOR SE	14,186	399,686
SES S.A.	40,510	269,877

18
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Societe Generale S.A.	169,886	2,665,346
Sodexo S.A.	6,617	528,999
STMicroelectronics N.V.	30,419	783,333
Suez	48,251	545,779
TechnipFMC plc	37,921	332,012
Teleperformance	1,557	348,782
Thales S.A.	4,865	368,432
TOTAL S.A.	320,993	11,392,803
Valeo S.A.	42,186	967,025
Veolia Environnement S.A.	59,032	1,258,470
Vinci S.A.	29,044	2,379,341
Vivendi S.A.	61,546	1,330,203
Wendel SE	2,697	231,365
		84,529,491

Germany 7.9%
adidas AG	6,313	1,445,250
Allianz SE	29,920	5,506,215
Aurubis AG	14,075	729,655
BASF SE	128,332	6,567,578
Bayer AG	86,002	5,656,296
Bayerische Motoren Werke AG	68,393	4,023,230
Beiersdorf AG	3,250	340,042
Brenntag AG	17,607	797,208
Commerzbank AG	207,243	764,091
Continental AG	18,406	1,538,032
Covestro AG	29,740	999,000
Daimler AG	186,388	6,375,026
Deutsche Bank AG	281,189	2,082,549
Deutsche Boerse AG	4,204	651,782
Deutsche Lufthansa AG	68,650	614,601
Deutsche Post AG	108,499	3,223,199
Deutsche Telekom AG *	398,037	5,819,148
Deutsche Wohnen SE	7,305	296,058
E.ON SE	262,265	2,627,179
Evonik Industries AG	21,691	533,608
Freenet AG	17,509	332,158
Fresenius Medical Care AG & Co. KGaA	16,613	1,301,969
Fresenius SE & Co. KGaA	37,707	1,633,200
GEA Group AG	18,069	414,645
Hannover Rueck SE	3,250	517,837
HeidelbergCement AG	18,444	874,451
Hella GmbH & Co. KGaA	5,702	209,771
Henkel AG & Co. KGaA	6,630	516,830
Hugo Boss AG	8,396	233,109
Infineon Technologies AG	49,878	927,278
K&S AG	43,477	292,440
KION Group AG	5,383	267,009
LANXESS AG	9,215	453,428
Leoni AG *	22,682	155,699
Merck KGaA	5,657	656,542
METRO AG	46,434	405,707
MTU Aero Engines AG	1,622	220,877
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	10,754	2,355,387
OSRAM Licht AG	5,586	232,751
OSRAM Licht AG *	7,526	331,178
ProSiebenSat.1 Media SE	40,396	403,703
Rheinmetall AG	3,307	223,815
RWE AG	80,263	2,308,981
Salzgitter AG	18,350	245,160
SAP SE	27,141	3,232,687
Siemens AG	64,751	5,975,423
Symrise AG	3,401	344,554
Telefonica Deutschland Holding AG	115,538	328,678
ThyssenKrupp AG *	66,304	441,068
Security	Number of Shares	Value ($)
Uniper SE	51,186	1,377,027
United Internet AG	10,132	348,627
Volkswagen AG	5,870	867,843
Vonovia SE	13,044	645,011
		79,664,590

Hong Kong 1.9%
AAC Technologies Holdings, Inc.	44,500	210,467
AIA Group Ltd.	269,600	2,474,326
BOC Hong Kong (Holdings) Ltd.	210,000	644,518
China Mengniu Dairy Co., Ltd. *	90,000	318,700
CK Asset Holdings Ltd.	154,000	973,086
CK Hutchison Holdings Ltd.	208,000	1,541,731
CLP Holdings Ltd.	113,500	1,214,918
Galaxy Entertainment Group Ltd.	86,000	553,109
Hang Seng Bank Ltd.	30,200	528,199
Henderson Land Development Co., Ltd.	53,300	217,230
Hong Kong & China Gas Co., Ltd.	231,208	414,371
Hong Kong Exchanges & Clearing Ltd.	12,921	414,275
Hongkong Land Holdings Ltd.	59,800	250,152
Jardine Matheson Holdings Ltd.	16,100	705,198
Jardine Strategic Holdings Ltd.	14,048	301,988
Lenovo Group Ltd.	1,000,000	540,197
Li & Fung Ltd.	4,926,000	739,593
Link REIT	39,500	352,112
MTR Corp., Ltd.	74,364	412,001
New World Development Co., Ltd.	541,689	639,975
Noble Group Ltd. *(a)	18,617,693	198,039
PCCW Ltd.	595,000	364,488
Sands China Ltd.	138,800	561,931
Sino Land Co., Ltd.	198,606	277,558
Sun Hung Kai Properties Ltd.	91,500	1,251,155
Swire Pacific Ltd., Class A	70,300	457,173
Swire Pacific Ltd., Class B	83,751	91,558
Techtronic Industries Co., Ltd.	44,000	333,630
The Wharf Holdings Ltd.	210,000	397,800
Want Want China Holdings Ltd.	345,000	245,896
WH Group Ltd.	978,500	933,247
Wharf Real Estate Investment Co., Ltd.	52,000	220,141
Wheelock & Co., Ltd.	76,000	557,003
Yue Yuen Industrial Holdings Ltd.	137,500	219,334
		19,555,099

Ireland 0.1%
Bank of Ireland Group plc	93,568	192,011
Kerry Group plc, Class A	4,268	489,691
		681,702

Israel 0.3%
Bank Hapoalim B.M.	60,566	388,201
Bank Leumi Le-Israel B.M.	64,807	349,186
Bezeq The Israeli Telecommunication Corp., Ltd. *	617,459	440,552
ICL Ltd.	81,513	284,401
Teva Pharmaceutical Industries Ltd. *	116,651	1,261,802
		2,724,142

Italy 2.8%
A2A S.p.A.	155,007	211,307
Assicurazioni Generali S.p.A.	113,011	1,612,286
Atlantia S.p.A.	36,974	606,123
Banco BPM S.p.A.	195,191	238,570
CNH Industrial N.V. *	111,216	695,677

19
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Enel S.p.A.	844,669	5,769,464
Eni S.p.A.	502,648	4,788,388
EXOR N.V.	33,671	1,836,231
Ferrari N.V.	1,524	238,194
Fiat Chrysler Automobiles N.V.	253,040	2,194,853
Hera S.p.A.	66,462	246,025
Intesa Sanpaolo S.p.A.	1,617,680	2,526,013
Leonardo S.p.A.	40,067	276,706
Mediobanca Banca di Credito Finanziario S.p.A.	37,253	216,571
Pirelli & C S.p.A.	51,669	200,083
Poste Italiane S.p.A	29,468	250,681
Prysmian S.p.A.	21,108	398,265
Saipem S.p.A. *	73,442	188,501
Saras S.p.A.	211,607	199,834
Snam S.p.A.	139,478	625,683
Telecom Italia S.p.A.	3,264,805	1,296,482
Tenaris S.A.	47,658	329,752
Terna - Rete Elettrica Nationale S.p.A.	69,228	433,501
UniCredit S.p.A.	309,783	2,392,382
Unione di Banche Italiane S.p.A.	159,220	456,432
Unipol Gruppo S.p.A.	65,564	226,222
		28,454,226

Japan 26.3%
Aeon Co., Ltd.	83,200	1,674,948
AGC, Inc.	34,600	853,241
Air Water, Inc.	22,100	297,946
Aisin Seiki Co., Ltd.	41,600	1,198,056
Ajinomoto Co., Inc.	42,600	758,739
Alfresa Holdings Corp.	30,500	608,211
Alps Alpine Co., Ltd.	31,000	319,744
Amada Co., Ltd.	32,000	289,249
ANA Holdings, Inc.	15,000	318,750
Asahi Group Holdings Ltd.	22,600	777,108
Asahi Kasei Corp.	164,600	1,167,750
Asics Corp.	21,700	205,767
Astellas Pharma, Inc.	125,600	2,077,317
Bandai Namco Holdings, Inc.	11,100	554,627
Bic Camera, Inc.	27,000	249,959
Bridgestone Corp.	91,600	2,851,261
Brother Industries Ltd.	30,900	523,709
Canon, Inc.	122,100	2,568,390
Casio Computer Co., Ltd.	19,000	299,855
Central Japan Railway Co.	12,100	1,903,989
Chubu Electric Power Co., Inc.	123,600	1,671,564
Chugai Pharmaceutical Co., Ltd.	3,800	452,966
Coca-Cola Bottlers Japan Holdings, Inc.	14,900	266,796
COMSYS Holdings Corp.	10,200	280,477
Concordia Financial Group Ltd.	100,600	308,236
Cosmo Energy Holdings Co., Ltd.	22,100	332,007
Dai Nippon Printing Co., Ltd.	43,800	923,484
Dai-ichi Life Holdings, Inc.	104,500	1,309,617
Daicel Corp.	49,400	401,001
Daido Steel Co., Ltd.	6,900	227,876
Daiichi Sankyo Co., Ltd.	18,400	1,264,839
Daikin Industries Ltd.	12,700	1,629,802
Daito Trust Construction Co., Ltd.	6,900	656,089
Daiwa House Industry Co., Ltd.	69,300	1,756,084
Daiwa Securities Group, Inc.	152,700	634,992
Denka Co., Ltd.	12,000	289,917
Denso Corp.	65,200	2,291,894
Dentsu Group, Inc.	18,701	390,549
DIC Corp.	17,500	406,394
East Japan Railway Co.	33,618	2,454,786
Ebara Corp.	13,100	288,809
Security	Number of Shares	Value ($)
EDION Corp.	31,600	274,675
Eisai Co., Ltd.	10,700	746,977
Electric Power Development Co., Ltd.	27,000	540,381
Fanuc Corp.	8,300	1,354,670
Fast Retailing Co., Ltd.	1,200	569,096
Fuji Electric Co., Ltd.	14,300	341,089
FUJIFILM Holdings Corp.	37,300	1,776,694
Fujikura Ltd.	107,000	314,597
Fujitsu Ltd.	25,500	2,477,284
Furukawa Electric Co., Ltd.	14,500	272,928
H2O Retailing Corp.	30,500	239,217
Hakuhodo DY Holdings, Inc.	26,800	296,890
Hankyu Hanshin Holdings, Inc.	15,900	543,984
Hanwa Co., Ltd.	15,300	243,057
Haseko Corp.	40,900	444,035
Hino Motors Ltd.	59,600	354,544
Hitachi Construction Machinery Co., Ltd.	12,400	290,932
Hitachi Ltd.	152,700	4,532,048
Hitachi Metals Ltd.	30,500	293,890
Hokkaido Electric Power Co., Inc.	52,400	200,530
Hokuriku Electric Power Co.	43,000	289,811
Honda Motor Co., Ltd.	366,200	8,892,858
Hoya Corp.	10,650	971,209
Idemitsu Kosan Co., Ltd.	217,069	4,932,461
IHI Corp.	20,900	259,048
Iida Group Holdings Co., Ltd.	28,300	375,894
Inpex Corp.	148,000	955,354
Isetan Mitsukoshi Holdings Ltd.	81,600	496,408
Isuzu Motors Ltd.	85,600	650,521
ITOCHU Corp.	124,800	2,446,717
J. Front Retailing Co., Ltd.	39,900	325,506
Japan Airlines Co., Ltd.	18,100	322,864
Japan Post Bank Co., Ltd.	31,300	290,626
Japan Post Holdings Co., Ltd.	153,100	1,224,629
Japan Post Insurance Co., Ltd.	8,800	112,435
Japan Tobacco, Inc.	114,600	2,134,202
JFE Holdings, Inc.	172,100	1,142,061
JGC Holdings Corp.	34,100	329,296
JSR Corp.	21,600	406,318
JTEKT Corp.	55,300	405,102
JXTG Holdings, Inc.	760,150	2,695,006
K's Holdings Corp.	33,100	360,610
Kajima Corp.	60,900	632,798
Kaneka Corp.	12,000	310,383
Kao Corp.	19,100	1,472,921
Kawasaki Heavy Industries Ltd.	30,500	460,857
KDDI Corp.	171,600	4,970,268
Keio Corp.	5,100	288,494
Kewpie Corp.	14,800	293,900
Keyence Corp.	2,092	746,869
Kikkoman Corp.	8,100	372,195
Kintetsu Group Holdings Co., Ltd.	10,100	482,483
Kirin Holdings Co., Ltd.	68,100	1,314,210
Kobe Steel Ltd.	162,200	542,493
Koito Manufacturing Co., Ltd.	11,400	429,412
Komatsu Ltd.	96,400	1,823,976
Konica Minolta, Inc.	103,000	398,571
Kubota Corp.	88,800	1,102,780
Kuraray Co., Ltd.	56,200	562,200
Kyocera Corp.	22,600	1,207,527
Kyushu Electric Power Co., Inc.	92,400	732,173
Kyushu Railway Co.	11,500	309,386
LIXIL Group Corp.	44,200	530,211
Makita Corp.	16,400	534,023
Marubeni Corp.	284,300	1,369,143
Matsumotokiyoshi Holdings Co., Ltd.	8,600	296,000
Mazda Motor Corp.	202,200	1,143,107

20
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Medipal Holdings Corp.	28,500	549,798
MEIJI Holdings Co., Ltd.	12,300	854,281
Minebea Mitsumi, Inc.	32,000	520,294
MISUMI Group, Inc.	11,500	273,164
Mitsubishi Chemical Holdings Corp.	248,300	1,411,237
Mitsubishi Corp.	126,400	2,680,690
Mitsubishi Electric Corp.	244,600	3,009,716
Mitsubishi Estate Co., Ltd.	48,400	783,021
Mitsubishi Gas Chemical Co., Inc.	30,300	371,200
Mitsubishi Heavy Industries Ltd.	51,400	1,318,082
Mitsubishi Materials Corp.	30,700	628,808
Mitsubishi Motors Corp.	147,000	416,581
Mitsubishi UFJ Financial Group, Inc.	1,248,834	5,045,289
Mitsui & Co., Ltd.	191,700	2,675,814
Mitsui Chemicals, Inc.	31,500	618,441
Mitsui Fudosan Co., Ltd.	53,000	974,508
Mitsui Mining & Smelting Co., Ltd.	13,100	244,409
Mitsui O.S.K. Lines Ltd.	25,500	442,289
Mizuho Financial Group, Inc.	2,308,516	2,688,081
MS&AD Insurance Group Holdings, Inc.	44,490	1,281,761
Murata Manufacturing Co., Ltd.	32,400	1,825,641
Nagase & Co., Ltd.	29,400	353,642
Nagoya Railroad Co., Ltd.	13,800	394,903
NEC Corp.	31,500	1,208,806
NGK Insulators Ltd.	26,200	342,770
NGK Spark Plug Co., Ltd.	24,300	363,825
NH Foods Ltd.	20,400	724,118
NHK Spring Co., Ltd.	42,300	279,890
Nichirei Corp.	11,400	285,179
Nidec Corp.	13,600	791,711
Nikon Corp.	46,300	430,674
Nintendo Co., Ltd.	1,880	776,297
Nippon Electric Glass Co., Ltd.	14,300	208,319
Nippon Express Co., Ltd.	13,900	678,905
Nippon Light Metal Holdings Co., Ltd.	134,600	211,984
Nippon Paper Industries Co., Ltd.	26,300	375,574
Nippon Shokubai Co., Ltd.	4,500	212,518
Nippon Steel Corp.	228,900	1,925,880
Nippon Steel Trading Corp.	6,300	198,483
Nippon Telegraph & Telephone Corp.	181,216	4,126,947
Nippon Yusen K.K.	53,900	709,513
Nissan Motor Co., Ltd.	585,500	1,992,919
Nisshin Seifun Group, Inc.	21,430	332,981
Nitori Holdings Co., Ltd.	2,900	444,500
Nitto Denko Corp.	19,400	969,097
NOK Corp.	28,900	336,566
Nomura Holdings, Inc.	331,600	1,376,012
Nomura Real Estate Holdings, Inc.	11,900	193,497
NSK Ltd.	78,800	545,426
NTN Corp.	116,400	223,259
NTT Data Corp.	45,000	459,188
NTT DOCOMO, Inc.	108,100	3,185,839
Obayashi Corp.	82,400	720,225
Odakyu Electric Railway Co., Ltd.	14,700	324,169
Oji Holdings Corp.	148,600	754,515
Olympus Corp.	40,000	634,675
Omron Corp.	15,100	886,900
Ono Pharmaceutical Co., Ltd.	15,000	361,385
Oriental Land Co., Ltd.	3,200	404,625
ORIX Corp.	94,900	1,116,735
Osaka Gas Co., Ltd.	65,600	1,221,590
Otsuka Corp.	6,800	307,888
Otsuka Holdings Co., Ltd.	32,300	1,269,521
Pan Pacific International Holdings Corp.	20,400	395,223
Panasonic Corp.	371,350	2,830,796
Rakuten, Inc.	27,600	234,027
Security	Number of Shares	Value ($)
Recruit Holdings Co., Ltd.	31,700	924,727
Renesas Electronics Corp.	54,400	287,255
Resona Holdings, Inc.	198,558	620,104
Ricoh Co., Ltd.	118,400	807,072
Rohm Co., Ltd.	6,100	385,665
Ryohin Keikaku Co., Ltd.	16,900	201,135
Santen Pharmaceutical Co., Ltd.	16,400	290,307
SBI Holdings, Inc.	11,000	205,451
Secom Co., Ltd.	10,200	848,836
Seiko Epson Corp.	44,400	504,187
Seino Holdings Co., Ltd.	26,800	319,056
Sekisui Chemical Co., Ltd.	48,100	609,624
Sekisui House Ltd.	70,600	1,211,122
Seven & i Holdings Co., Ltd.	91,400	3,026,898
SG Holdings Co., Ltd.	17,000	472,992
Shikoku Electric Power Co., Inc.	30,100	232,661
Shimadzu Corp.	11,600	288,885
Shimamura Co., Ltd.	4,700	296,318
Shimano, Inc.	3,000	442,067
Shimizu Corp.	68,700	527,620
Shin-Etsu Chemical Co., Ltd.	19,500	2,150,889
Shionogi & Co., Ltd.	9,500	524,661
Shiseido Co., Ltd.	8,600	505,621
Showa Denko K.K.	19,400	424,626
SMC Corp.	1,900	858,842
Softbank Corp.	105,500	1,436,696
SoftBank Group Corp.	133,000	5,700,726
Sojitz Corp.	207,300	479,762
Sompo Holdings, Inc.	32,200	1,044,423
Sony Corp.	51,200	3,294,929
Stanley Electric Co., Ltd.	15,200	346,322
Subaru Corp.	99,300	1,987,440
Sumitomo Chemical Co., Ltd.	285,000	874,152
Sumitomo Corp.	130,200	1,472,848
Sumitomo Electric Industries Ltd.	168,600	1,734,632
Sumitomo Forestry Co., Ltd.	28,400	350,857
Sumitomo Heavy Industries Ltd.	18,000	379,335
Sumitomo Metal Mining Co., Ltd.	26,300	655,476
Sumitomo Mitsui Financial Group, Inc.	126,110	3,316,343
Sumitomo Mitsui Trust Holdings, Inc.	27,200	791,975
Sumitomo Realty & Development Co., Ltd.	18,900	506,190
Sumitomo Rubber Industries Ltd.	44,700	433,882
Suntory Beverage & Food Ltd.	10,000	376,583
Suzuken Co., Ltd.	12,730	490,594
Suzuki Motor Corp.	48,100	1,535,124
Sysmex Corp.	5,000	345,436
T&D Holdings, Inc.	53,550	462,873
Taiheiyo Cement Corp.	21,500	422,063
Taisei Corp.	22,600	704,489
Takashimaya Co., Ltd.	39,300	355,161
Takeda Pharmaceutical Co., Ltd.	62,221	2,243,779
TDK Corp.	11,500	991,387
Teijin Ltd.	30,300	483,216
Terumo Corp.	19,700	653,697
The Chugoku Electric Power Co., Inc.	40,600	546,275
The Kansai Electric Power Co., Inc.	126,000	1,291,142
The Yokohama Rubber Co., Ltd.	15,500	197,143
TIS, Inc.	16,200	308,924
Tobu Railway Co., Ltd.	14,100	478,273
Toho Gas Co., Ltd.	10,100	496,260
Toho Holdings Co., Ltd.	12,500	258,875
Tohoku Electric Power Co., Inc.	126,300	1,188,735
Tokio Marine Holdings, Inc.	42,100	1,975,151
Tokyo Electric Power Co. Holdings, Inc.	630,800	2,123,468
Tokyo Electron Ltd.	6,000	1,277,885
Tokyo Gas Co., Ltd.	68,900	1,512,073
Tokyu Corp.	33,900	510,262

21
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Tokyu Fudosan Holdings Corp.	59,800	292,555
Toppan Printing Co., Ltd.	47,700	708,589
Toray Industries, Inc.	213,100	977,001
Toshiba Corp.	27,100	672,020
Tosoh Corp.	49,500	604,976
TOTO Ltd.	11,300	393,321
Toyo Seikan Group Holdings Ltd.	28,100	285,071
Toyo Suisan Kaisha Ltd.	7,900	379,886
Toyoda Gosei Co., Ltd.	17,000	316,629
Toyota Industries Corp.	16,300	820,438
Toyota Motor Corp.	268,718	16,613,991
Toyota Tsusho Corp.	48,900	1,164,025
TS Tech Co., Ltd.	11,400	309,108
Tsuruha Holdings, Inc.	2,900	388,841
Ube Industries Ltd.	23,900	400,788
Unicharm Corp.	12,900	475,410
West Japan Railway Co.	15,863	980,296
Yakult Honsha Co., Ltd.	5,400	313,690
Yamada Denki Co., Ltd.	154,600	733,137
Yamaha Corp.	8,200	330,995
Yamaha Motor Co., Ltd.	49,200	632,996
Yamato Holdings Co., Ltd.	49,200	858,720
Yamazaki Baking Co., Ltd.	18,900	334,229
Yaskawa Electric Corp.	10,800	352,131
Yokogawa Electric Corp.	18,800	256,251
Z Holdings Corp.	164,400	634,473
		264,155,274

Netherlands 2.5%
Aalberts N.V.	6,710	188,952
ABN AMRO Group N.V. CVA	46,530	356,929
Aegon N.V.	282,714	731,281
Akzo Nobel N.V.	15,807	1,199,590
Altice Europe N.V.	26,495	105,707
APERAM S.A.	10,696	277,142
ArcelorMittal S.A.	181,275	1,980,099
ASML Holding N.V.	5,944	1,736,155
ASR Nederland N.V.	14,019	377,155
Boskalis Westminster N.V.	14,913	259,027
Heineken Holding N.V.	8,245	642,408
Heineken N.V.	10,789	917,711
ING Groep N.V.	359,465	2,014,005
Koninklijke Ahold Delhaize N.V.	165,245	4,012,204
Koninklijke DSM N.V.	8,839	1,083,324
Koninklijke KPN N.V.	355,721	819,347
Koninklijke Philips N.V.	50,449	2,199,197
NN Group N.V.	25,701	743,467
Randstad N.V.	16,726	673,147
Signify N.V.	23,339	475,097
SNS Reaal N.V. *(a)	124,822	—
Unibail-Rodamco-Westfield	5,556	328,979
Unilever N.V.	67,598	3,366,331
Wolters Kluwer N.V.	9,342	687,136
		25,174,390

New Zealand 0.1%
Contact Energy Ltd.	66,162	252,326
Fletcher Building Ltd.	170,285	381,523
Spark New Zealand Ltd.	176,655	478,084
		1,111,933

Norway 0.7%
DNB A.S.A.	68,108	824,645
Equinor A.S.A.	172,339	2,386,346
Mowi A.S.A.	25,517	437,030
Security	Number of Shares	Value ($)
Norsk Hydro A.S.A.	253,281	642,538
Orkla A.S.A.	55,644	502,625
Seadrill Ltd. *(b)	209,799	111,590
Subsea 7 S.A. *	46,994	257,957
Telenor A.S.A.	67,826	1,040,386
Yara International A.S.A.	25,852	878,049
		7,081,166

Poland 0.3%
Bank Polska Kasa Opieki S.A.	15,002	190,297
Grupa Lotos S.A.	13,133	199,297
Kghm Polska Miedz S.A. *	21,713	408,403
PGE Polska Grupa Energetyczna S.A. *	228,503	228,545
Polski Koncern Naftowy Orlen S.A.	67,386	1,022,875
Polskie Gornictwo Naftowe i Gazownictwo S.A.	360,166	324,195
Powszechna Kasa Oszczednosci Bank Polski S.A.	38,855	207,943
Powszechny Zaklad Ubezpieczen S.A.	47,628	351,548
		2,933,103

Portugal 0.2%
EDP - Energias de Portugal S.A.	322,528	1,359,091
Galp Energia, SGPS, S.A.	57,127	659,309
Jeronimo Martins, SGPS, S.A.	20,469	347,021
		2,365,421

Republic of Korea 6.1%
Amorepacific Corp.	2,440	353,433
BNK Financial Group, Inc.	47,518	197,613
CJ CheilJedang Corp.	1,502	337,875
CJ Corp.	5,223	348,856
Coway Co., Ltd.	4,023	203,893
Daelim Industrial Co., Ltd.	4,531	326,930
DB Insurance Co., Ltd.	9,039	330,150
Doosan Heavy Industries & Construction Co., Ltd. *	66,210	215,082
E-Mart, Inc.	6,826	672,639
GS Holdings Corp.	12,262	385,829
Hana Financial Group, Inc.	33,939	774,760
Hankook Tire & Technology Co., Ltd.	18,190	319,138
Hanwha Corp.	21,188	361,406
Hanwha Solutions Corp.	16,885	202,079
Hyundai Engineering & Construction Co., Ltd.	16,344	473,798
Hyundai Glovis Co., Ltd.	3,632	303,557
Hyundai Heavy Industries Holdings Co. Ltd	983	196,269
Hyundai Marine & Fire Insurance Co., Ltd.	14,935	322,984
Hyundai Mobis Co., Ltd.	11,675	1,650,614
Hyundai Motor Co.	32,353	2,500,642
Hyundai Steel Co.	30,915	549,852
Industrial Bank of Korea	46,405	302,299
KB Financial Group, Inc.	37,546	1,074,240
Kia Motors Corp.	64,635	1,578,690
Korea Electric Power Corp. *	116,719	2,281,230
Korea Gas Corp.	10,926	241,318
Korea Shipbuilding & Offshore Engineering Co., Ltd. *	6,162	417,987
Korea Zinc Co., Ltd.	1,056	335,633
Korean Air Lines Co., Ltd. *	17,579	287,728
KT&G Corp.	8,910	594,898
LG Chem Ltd.	5,055	1,570,655

22
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
LG Corp.	8,240	419,288
LG Display Co., Ltd. *	130,682	1,185,625
LG Electronics, Inc.	31,758	1,429,271
LG Household & Health Care Ltd.	349	395,764
LG Uplus Corp.	41,834	459,382
Lotte Chemical Corp.	3,241	575,943
Lotte Shopping Co., Ltd.	4,724	386,859
NAVER Corp.	3,044	493,525
POSCO	21,355	3,226,856
Posco International Corp.	18,648	216,751
S-Oil Corp.	7,009	402,421
Samsung C&T Corp.	5,067	443,688
Samsung Electro-Mechanics Co., Ltd.	5,182	484,470
Samsung Electronics Co., Ltd.	515,831	21,209,695
Samsung Fire & Marine Insurance Co., Ltd.	4,060	636,739
Samsung Heavy Industries Co., Ltd. *	56,117	197,259
Samsung Life Insurance Co., Ltd.	8,118	329,223
Samsung SDI Co., Ltd.	1,946	459,715
Samsung SDS Co., Ltd.	2,168	289,218
Shinhan Financial Group Co., Ltd.	48,571	1,231,399
SK Holdings Co., Ltd.	4,940	737,374
SK Hynix, Inc.	45,744	3,147,990
SK Innovation Co., Ltd.	17,947	1,447,780
SK Networks Co., Ltd.	88,191	390,960
SK Telecom Co., Ltd.	3,289	571,640
Woori Financial Group, Inc.	69,800	483,396
		60,964,308

Singapore 0.7%
CapitaLand Ltd.	151,100	320,599
ComfortDelGro Corp., Ltd.	225,800	263,243
DBS Group Holdings Ltd.	84,356	1,187,657
Jardine Cycle & Carriage Ltd.	13,700	194,785
Keppel Corp., Ltd.	154,100	650,568
Oversea-Chinese Banking Corp., Ltd.	170,941	1,090,657
Singapore Airlines Ltd.	82,670	357,486
Singapore Telecommunications Ltd.	598,186	1,195,317
United Overseas Bank Ltd.	65,852	940,966
Wilmar International Ltd.	280,166	705,536
		6,906,814

Spain 2.7%
Acciona S.A.	2,466	244,417
Acerinox S.A.	27,884	210,055
ACS Actividades de Construccion y Servicios S.A.	29,080	727,187
Aena SME S.A.	2,663	337,097
Amadeus IT Group S.A.	11,382	543,291
Banco Bilbao Vizcaya Argentaria S.A.	755,721	2,470,284
Banco De Sabadell S.A.	1,132,277	469,438
Banco Santander S.A.	2,684,741	5,998,750
Bankia S.A.	167,198	170,147
Bankinter S.A.	41,807	172,588
CaixaBank S.A.	180,680	325,066
Enagas S.A.	16,024	374,028
Endesa S.A.	40,558	899,583
Ferrovial S.A.	21,665	542,488
Grifols S.A.	10,316	352,053
Iberdrola S.A.	419,334	4,171,440
Industria de Diseno Textil S.A.	48,123	1,232,545
Mapfre S.A.	138,498	254,143
Naturgy Energy Group S.A.	35,047	619,192
Red Electrica Corp. S.A.	24,740	435,470
Security	Number of Shares	Value ($)
Repsol S.A.	253,270	2,298,888
Telefonica S.A.	896,592	4,099,652
		26,947,802

Sweden 2.2%
Alfa Laval AB	17,555	328,049
Assa Abloy AB, B Shares	37,896	678,411
Atlas Copco AB, A Shares	29,438	1,014,565
Atlas Copco AB, B Shares	17,727	548,329
Boliden AB	30,649	617,804
Electrolux AB, B Shares	25,444	347,918
Electrolux Professional AB *	24,545	56,509
Epiroc AB, A Shares	21,691	217,075
Epiroc AB, B Shares	9,995	98,612
Essity AB, B Shares	31,423	1,017,896
Hennes & Mauritz AB, B Shares	101,627	1,389,199
Hexagon AB, B Shares	7,925	388,895
Husqvarna AB, B Shares	35,562	213,987
ICA Gruppen AB	7,679	335,998
Investor AB, A Shares	8,338	411,343
Investor AB, B Shares	27,811	1,382,156
Sandvik AB *	69,597	1,070,640
Securitas AB, B Shares	34,288	405,703
Skandinaviska Enskilda Banken AB, A Shares	119,048	980,058
Skanska AB, B Shares	40,782	775,907
SKF AB, B Shares	41,864	660,765
SSAB AB, A Shares	42,531	102,164
SSAB AB, B Shares	117,232	270,947
Svenska Handelsbanken AB, A Shares	122,143	1,114,840
Swedbank AB, A Shares	106,473	1,260,016
Swedish Match AB	8,864	547,764
Tele2 AB, B Shares	35,702	460,363
Telefonaktiebolaget LM Ericsson, B Shares	236,863	2,023,558
Telia Co. AB	326,056	1,133,684
Trelleborg AB, B Shares *	24,535	312,427
Volvo AB, B Shares	135,676	1,738,629
		21,904,211

Switzerland 5.7%
ABB Ltd.	142,897	2,712,509
Adecco Group AG	25,820	1,129,901
Alcon, Inc.	17,678	932,992
Baloise Holding AG	2,547	381,076
Chocoladefabriken Lindt & Spruengli AG	3	251,869
Chocoladefabriken Lindt & Spruengli AG Participation Certificates	28	218,120
Cie Financiere Richemont S.A.	26,537	1,505,535
Clariant AG	15,078	278,728
Credit Suisse Group AG	113,413	1,035,533
DKSH Holding AG	4,400	247,768
Geberit AG	1,069	478,060
Georg Fischer AG	350	261,205
Givaudan S.A.	284	952,332
Julius Baer Group Ltd.	8,695	341,497
Kuehne & Nagel International AG	3,729	533,405
LafargeHolcim Ltd.	44,162	1,834,178
Lonza Group AG	1,427	623,122
Nestle S.A.	124,614	13,197,871
Novartis AG	84,049	7,172,612
Roche Holding AG	30,250	10,475,495
Roche Holding AG - Bearer Shares	1,162	403,569
Schindler Holding AG	728	156,553

23
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Schindler Holding AG - Participation Certificates	1,533	341,178
SGS S.A.	224	505,277
Sika AG	4,296	710,598
Sonova Holding AG	1,262	227,934
Swiss Life Holding AG	1,593	564,915
Swiss Prime Site AG	3,194	304,090
Swiss Re AG	27,823	2,021,794
Swisscom AG	2,148	1,116,083
The Swatch Group AG	4,755	184,862
The Swatch Group AG - Bearer Shares	3,021	606,199
UBS Group AG	232,534	2,489,856
Zurich Insurance Group AG	9,975	3,162,617
		57,359,333

United Kingdom 15.1%
3i Group plc	41,187	404,615
Admiral Group plc	10,573	308,526
Aggreko plc	37,577	216,694
Anglo American plc	76,861	1,366,977
Antofagasta plc	30,685	314,212
Ashtead Group plc	25,835	705,689
Associated British Foods plc	31,286	742,709
AstraZeneca plc	48,647	5,088,087
Aviva plc	350,687	1,060,522
Babcock International Group plc	45,413	240,537
BAE Systems plc	257,808	1,644,411
Balfour Beatty plc	85,292	277,600
Barclays plc	1,714,607	2,289,513
Barratt Developments plc	90,800	591,958
Bellway plc	10,446	349,537
BHP Group plc	165,725	2,781,689
BP plc	3,051,890	12,025,707
British American Tobacco plc	152,949	5,895,299
BT Group plc	1,629,996	2,375,753
Bunzl plc	22,633	491,244
Burberry Group plc	27,018	469,128
Carnival plc	14,191	195,555
Centrica plc	1,986,423	993,522
Coca-Cola HBC AG	10,856	275,077
Compass Group plc	74,057	1,246,187
CRH plc	66,074	1,992,163
Croda International plc	4,994	306,230
DCC plc	8,502	604,567
Diageo plc	74,311	2,558,516
Direct Line Insurance Group plc	187,825	639,927
Dixons Carphone plc	435,511	423,363
Drax Group plc	97,172	254,746
DS Smith plc	110,673	433,943
easyJet plc	34,100	258,298
Evraz plc	45,501	150,781
Experian plc	26,540	797,006
Ferguson plc	19,383	1,397,557
FirstGroup plc *	339,027	285,481
Flutter Entertainment plc	3,136	385,641
G4S plc	175,339	240,702
GlaxoSmithKline plc	286,083	5,968,433
Glencore plc	2,914,912	5,460,910
Hays plc	182,164	248,185
HSBC Holdings plc	1,511,381	7,768,433
IMI plc	24,453	254,264
Imperial Brands plc	123,610	2,600,563
Inchcape plc	76,828	483,946
Informa plc	33,279	183,828
InterContinental Hotels Group plc	8,251	375,855
International Consolidated Airlines Group S.A.	90,220	251,659
Security	Number of Shares	Value ($)
Intertek Group plc	4,762	284,193
Investec plc	55,663	114,240
ITV plc	437,147	419,740
J. Sainsbury plc	525,780	1,308,558
John Wood Group plc	84,592	214,194
Johnson Matthey plc	33,524	839,962
Kingfisher plc	647,956	1,285,410
Land Securities Group plc	38,254	319,002
Legal & General Group plc	405,447	1,042,404
Lloyds Banking Group plc	5,410,178	2,189,001
London Stock Exchange Group plc	3,758	351,737
M&G plc	145,944	241,950
Marks & Spencer Group plc	509,722	593,860
Meggitt plc	59,601	208,702
Micro Focus International plc	20,379	120,823
Mondi plc	49,957	882,206
National Grid plc	402,624	4,718,250
Next plc	9,952	592,528
Ninety One PLC *	27,831	59,485
Pearson plc	83,991	484,346
Pennon Group plc	30,710	422,872
Persimmon plc	27,249	754,967
Prudential plc	114,451	1,614,607
Reckitt Benckiser Group plc	29,824	2,484,332
RELX plc	58,746	1,325,415
Rentokil Initial plc	51,068	303,835
Rio Tinto plc	103,834	4,819,830
Rolls-Royce Holdings plc	134,269	555,733
Royal Bank of Scotland Group plc	69,696	97,234
Royal Dutch Shell plc, A Shares	651,814	10,731,626
Royal Dutch Shell plc, B Shares	553,082	8,854,089
Royal Mail plc	492,867	1,028,541
RSA Insurance Group plc	60,230	272,966
Severn Trent plc	19,270	578,245
Smith & Nephew plc	33,209	649,870
Smiths Group plc	27,847	433,589
Smurfit Kappa Group plc	23,771	747,847
SSE plc	143,600	2,252,419
Standard Chartered plc	239,866	1,225,639
Standard Life Aberdeen plc	202,953	562,111
Tate & Lyle plc	47,513	425,734
Taylor Wimpey plc	331,548	612,316
Tesco plc	871,516	2,577,785
The Berkeley Group Holdings plc	10,922	573,329
The British Land Co., plc	43,287	220,818
The Sage Group plc	44,325	356,483
The Weir Group plc	17,535	209,555
Travis Perkins plc	39,425	514,791
TUI AG	69,987	278,807
Unilever plc	49,339	2,540,572
United Utilities Group plc	55,126	624,018
Vodafone Group plc	4,990,449	7,039,895
Whitbread plc	11,280	423,144
WM Morrison Supermarkets plc	575,632	1,322,902
WPP plc	159,471	1,237,355
		151,619,607
Total Common Stock
(Cost $1,119,422,656)		987,900,195

Preferred Stock 1.1% of net assets

Germany 0.6%
Bayerische Motoren Werke AG	12,820	601,339
Fuchs Petrolub SE	7,447	288,762

24
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Henkel AG & Co. KGaA	11,382	1,010,568
Volkswagen AG	33,491	4,659,641
		6,560,310

Italy 0.1%
Telecom Italia S.p.A. - RSP	1,683,963	671,613

Republic of Korea 0.4%
Hyundai Motor Co., Ltd.	5,603	262,914
Hyundai Motor Co., Ltd. 2nd	8,215	396,779
LG Chem Ltd.	1,096	155,644
Samsung Electronics Co., Ltd.	89,912	3,116,853
		3,932,190
Total Preferred Stock
(Cost $12,095,429)		11,164,113

Other Investment Company 0.2% of net assets

United States 0.2%
Securities Lending Collateral 0.2%
Wells Fargo Government Money Market Fund, Select Class 0.19% (c)	1,973,598	1,973,598
Total Other Investment Company
(Cost $1,973,598)		1,973,598
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.1% of net assets

Time Deposits 0.1%
BNP Paribas
Swiss Franc
(1.50%), 05/04/20 (d)(e)	220,711	228,657
Brown Brothers Harriman
Australian Dollar
0.01%, 05/01/20 (d)	124,499	81,130
Canadian Dollar
0.04%, 05/01/20 (d)	223,536	160,592
Danish Krone
(0.70%), 05/01/20 (d)(e)	19,236	2,825
New Zealand Dollar
0.35%, 05/01/20 (d)	7,113	4,363
Norwegian Krone
0.03%, 05/04/20 (d)	359	35
Singapore Dollar
0.01%, 05/04/20 (d)	453	321
Swedish Krona
(0.25%), 05/04/20 (d)(e)	533	55
Citibank
Pound Sterling
0.01%, 05/01/20 (d)	35,451	44,651
Sumitomo Mitsui Banking Corp.
Japanese Yen
(0.25%), 05/01/20 (d)(e)	10,015,537	93,328
Total Short-Term Investments
(Cost $615,957)		615,957

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 06/19/20	104	8,519,160	97,785
*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $1,855,090.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.
(e)	Rate is negative due to the current daily overnight rate at the central bank of the denominated currency and therefore is non-income producing.

CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Convertible Savings Shares)

25
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 98.6% of net assets

Australia 4.9%
Adelaide Brighton Ltd.	235,603	415,008
ALS Ltd.	86,992	379,882
Ansell Ltd.	31,832	587,052
AP Eagers Ltd.	20,486	67,787
ASX Ltd.	13,025	686,749
AusNet Services	539,223	657,649
Austal Ltd. (a)	21,237	46,088
Australian Pharmaceutical Industries Ltd.	458,213	347,347
Bank of Queensland Ltd.	150,456	507,313
Bapcor Ltd.	42,737	136,082
Beach Energy Ltd.	165,915	161,726
Bega Cheese Ltd.	104,412	326,901
Blackmores Ltd.	931	45,697
Breville Group Ltd.	19,944	225,691
carsales.com Ltd.	24,374	222,968
Challenger Ltd.	121,961	388,426
Charter Hall Group	5,325	26,314
Charter Hall Retail REIT	32,042	65,935
Charter Hall Retail REIT Interim Shares *(a)	24,244	49,888
CIMIC Group Ltd.	42,342	674,016
Cleanaway Waste Management Ltd.	207,449	250,292
Cochlear Ltd.	3,891	462,630
Collins Foods Ltd.	6,904	32,832
Costa Group Holdings Ltd.	96,212	179,720
Cromwell Property Group	292,564	149,119
CSR Ltd.	274,765	660,380
Dexus	101,315	601,439
Domino's Pizza Enterprises Ltd.	5,658	211,708
Eclipx Group Ltd. *	236,529	110,227
Elders Ltd.	9,555	53,574
Evolution Mining Ltd.	108,957	354,822
Flight Centre Travel Group Ltd.	17,051	120,840
G.U.D. Holdings Ltd.	24,706	146,653
G8 Education Ltd.	249,049	139,660
Genworth Mortgage Insurance Australia Ltd.	118,267	163,499
GrainCorp Ltd., Class A *	179,634	412,510
GWA Group Ltd.	90,153	161,821
Harvey Norman Holdings Ltd.	178,743	320,704
Healius Ltd.	273,199	456,940
IGO Ltd.	51,666	156,738
Iluka Resources Ltd.	55,332	274,449
Inghams Group Ltd.	74,992	169,901
InvoCare Ltd.	18,963	126,813
IOOF Holdings Ltd.	131,623	367,460
IRESS Ltd.	23,733	173,112
James Hardie Industries plc	44,902	644,595
JB Hi-Fi Ltd.	36,808	832,133
Link Administration Holdings Ltd.	65,033	158,683
Magellan Financial Group Ltd.	6,087	199,390
McMillan Shakespeare Ltd.	20,597	88,972
Mineral Resources Ltd.	50,632	545,704
Monadelphous Group Ltd.	50,576	367,654
nib Holdings Ltd.	101,410	324,079
Security	Number of Shares	Value ($)
Nine Entertainment Co. Holdings Ltd.	265,328	244,069
Northern Star Resources Ltd.	49,383	398,771
NRW Holdings Ltd.	135,783	148,541
Nufarm Ltd. *	141,423	480,300
Orora Ltd.	391,768	651,064
OZ Minerals Ltd.	93,223	537,358
Pact Group Holdings Ltd. *	127,016	157,119
Pendal Group Ltd.	70,918	251,861
Perenti Global Ltd.	230,001	135,237
Perpetual Ltd.	13,164	255,890
Platinum Asset Management Ltd.	17,836	40,276
Premier Investments Ltd.	20,659	207,047
Qantas Airways Ltd.	221,178	549,330
Qube Holdings Ltd. (a)	213,132	325,757
REA Group Ltd.	2,410	137,898
Regis Resources Ltd.	90,754	259,499
Reliance Worldwide Corp. Ltd.	27,603	48,561
Resolute Mining Ltd. *	236,927	141,159
Sandfire Resources Ltd.	86,708	251,650
Santos Ltd.	177,999	566,001
SEEK Ltd.	42,835	478,221
Seven Group Holdings Ltd.	25,126	247,076
Seven West Media Ltd. *	1,128,688	62,082
Shopping Centres Australasia Property Group	25,421	36,848
Sigma Healthcare Ltd.	1,427,718	560,447
Southern Cross Media Group Ltd.	351,337	31,735
St. Barbara Ltd.	103,643	170,591
Steadfast Group Ltd.	18,330	36,196
Super Retail Group Ltd.	72,992	297,790
Sydney Airport	100,191	408,116
Tassal Group Ltd.	59,807	145,880
The GPT Group	178,983	491,894
The Star Entertainment Grp Ltd.	297,941	584,103
TPG Telecom Ltd.	74,089	353,531
Treasury Wine Estates Ltd.	80,326	528,333
United Malt Grp Ltd. *	179,622	498,636
Vicinity Centres	520,299	498,100
Virgin Australia International Holdings *(a)	176,214	—
Vocus Group Ltd. *	72,783	144,487
Washington H Soul Pattinson & Co., Ltd.	12,035	144,741
Whitehaven Coal Ltd.	186,427	220,015
Worley Ltd.	121,822	706,110
		27,869,892

Austria 0.5%
Austria Technologie & Systemtechnik AG	12,509	215,607
BAWAG Group AG *	10,627	361,187
CA Immobilien Anlagen AG	6,295	199,849
DO & Co. AG	1,864	92,978
EVN AG	11,056	172,762
IMMOFINANZ AG	11,372	209,992
Lenzing AG	5,823	332,820
Oesterreichische Post AG	15,209	573,160
UNIQA Insurance Group AG	39,402	265,649

26
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Verbund AG	7,702	348,729
Vienna Insurance Group AG Wiener Versicherung Gruppe	13,136	262,565
		3,035,298

Belgium 1.3%
Ackermans & van Haaren N.V.	5,099	675,809
AGFA-Gevaert N.V. *	89,551	354,740
Barco N.V.	1,392	222,057
Befimmo S.A.	3,368	150,339
Bekaert S.A.	26,818	566,954
bpost S.A.	79,746	556,432
Cie d'Entreprises CFE	3,024	234,697
Cofinimmo S.A.	2,812	390,930
D'ieteren S.A./N.V.	11,125	557,522
Elia System Operator S.A./N.V.	4,677	537,775
Euronav N.V.	42,615	475,975
Gimv N.V.	3,514	193,058
KBC Ancora	971	34,094
Melexis N.V.	2,797	170,122
Nyrstar N.V. *(b)	501,161	69,199
Ontex Group N.V.	35,934	655,261
Orange Belgium S.A.	13,841	230,240
Recticel S.A.	5,464	41,052
Sofina S.A.	1,103	259,772
Telenet Group Holding N.V.	14,819	618,944
Tessenderlo Group S.A. *	9,789	273,337
		7,268,309

Canada 7.2%
Aecon Group, Inc.	33,372	366,578
Ag Growth International, Inc.	1,300	24,693
Aimia, Inc. *	104,199	188,643
Alamos Gold, Inc., Class A	6,400	51,542
Algonquin Power & Utilities Corp.	47,338	656,362
Allied Properties Real Estate Investment Trust	9,700	310,523
AltaGas Ltd.	68,500	818,880
Altus Group Ltd.	6,100	184,190
Artis Real Estate Investment Trust	50,473	316,918
ATS Automation Tooling Systems, Inc. *	13,100	194,342
AutoCanada, Inc.	30,400	143,051
B2Gold Corp.	12,100	61,198
Badger Daylighting Ltd. (b)	6,400	139,085
Baytex Energy Corp. *	459,900	147,028
Birchcliff Energy Ltd. (b)	158,300	174,000
BlackBerry Ltd. *	91,900	392,174
Boardwalk Real Estate Investment Trust	9,677	184,857
Boyd Group Services, Inc.	1,700	239,193
BRP, Inc.	5,800	173,590
CAE, Inc.	33,019	545,592
Cameco Corp.	111,800	1,111,615
Canadian Apartment Properties REIT	13,499	464,530
Canadian Utilities Ltd., Class A	31,900	778,278
Canadian Western Bank	18,239	288,663
Canfor Corp. *	57,895	403,449
Capital Power Corp.	28,399	549,638
Cascades, Inc.	57,819	578,626
CCL Industries, Inc., Class B	19,790	618,602
Celestica Inc. *	147,500	920,848
Centerra Gold, Inc.	61,977	495,567
CES Energy Solutions Corp.	175,842	147,804
Chartwell Retirement Residences (b)	36,500	234,427
Chemtrade Logistics Income Fund (b)	53,781	202,072
Security	Number of Shares	Value ($)
Choice Properties Real Estate Investment Trust (b)	22,000	199,461
Chorus Aviation, Inc. (b)	57,400	144,330
Cineplex, Inc.	25,360	303,165
Cogeco Communications, Inc.	2,831	209,302
Cogeco, Inc.	6,100	376,049
Colliers International Group, Inc.	3,934	215,897
Cominar Real Estate Investment Trust (b)	78,313	477,659
Constellation Software, Inc.	798	767,374
Corus Entertainment, Inc., B Shares	110,643	251,976
Crombie Real Estate Investment Trust (b)	18,700	174,647
Dream Office Real Estate Investment Trust (b)	25,417	396,607
Eldorado Gold Corp. *	37,561	358,084
Element Fleet Management Corp.	32,000	236,100
Enerflex Ltd.	51,949	195,935
Enerplus Corp.	129,100	347,803
Ensign Energy Services, Inc.	246,189	109,657
Exchange Income Corp. (b)	9,230	197,139
Extendicare, Inc. (b)	31,400	138,959
First Capital Real Estate Investment Trust	25,078	258,536
FirstService Corp.	2,600	224,800
Franco-Nevada Corp.	7,459	986,853
Frontera Energy Corp.	69,900	224,471
Genworth MI Canada, Inc.	9,205	226,959
Granite Real Estate Investment Trust	4,604	210,363
Great Canadian Gaming Corp. *	9,127	177,760
Home Capital Group, Inc. *(b)	19,970	267,281
Hudbay Minerals, Inc.	112,756	275,420
IAMGOLD Corp. *	122,068	427,078
IGM Financial, Inc.	26,600	563,359
Innergex Renewable Energy, Inc.	16,900	226,798
Interfor Corp. *	42,495	250,644
Intertape Polymer Group, Inc.	19,885	195,143
Just Energy Group, Inc.	140,414	64,560
Kirkland Lake Gold Ltd.	16,248	671,655
Laurentian Bank of Canada	10,811	241,470
Lundin Mining Corp.	143,025	700,765
Maple Leaf Foods, Inc.	30,363	561,256
Martinrea International, Inc.	80,071	483,780
Medical Facilities Corp.	44,986	142,525
MEG Energy Corp. *	140,262	313,384
Morneau Shepell, Inc.	8,712	210,610
Mullen Group Ltd.	74,092	307,663
NFI Group, Inc.	20,492	234,371
Norbord, Inc.	20,900	339,037
Northland Power, Inc.	20,746	445,191
Northview Apartment Real Estate Investment Trust	7,600	192,191
OceanaGold Corp.	218,072	332,133
Pan American Silver Corp.	38,805	825,193
Parex Resources, Inc. *	23,100	253,246
Pason Systems, Inc.	21,696	117,992
Peyto Exploration & Development Corp. (b)	262,902	530,734
PrairieSky Royalty Ltd.	24,900	182,106
Precision Drilling Corp. *	499,000	268,867
Premium Brands Holdings Corp.	4,300	259,307
Primo Water Corp.	33,000	337,835
Quebecor, Inc., Class B	26,100	568,333
Richelieu Hardware Ltd.	15,214	288,989
Ritchie Bros. Auctioneers, Inc.	9,955	428,467
Russel Metals, Inc.	48,617	526,703
Secure Energy Services, Inc.	116,031	104,198

27
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
SEMAFO, Inc. *	74,900	188,333
Seven Generations Energy Ltd., Class A *	94,200	194,904
ShawCor Ltd.	59,696	87,489
Sienna Senior Living, Inc.	3,700	35,220
Sierra Wireless, Inc. *	5,500	51,604
Sleep Country Canada Holdings, Inc.	3,000	28,385
SmartCentres Real Estate Investment Trust	20,525	314,374
SSR Mining, Inc. *	2,900	50,814
Stantec, Inc.	27,448	809,075
Stella-Jones, Inc.	13,500	336,542
Superior Plus Corp.	63,043	447,476
The North West Co., Inc.	18,615	351,718
The Stars Group, Inc. *	12,500	348,701
TMX Group Ltd.	5,600	485,150
Toromont Industries Ltd.	11,581	544,127
Tourmaline Oil Corp.	76,177	755,230
Transat AT, Inc. *	7,370	53,477
Transcontinental, Inc., Class A	55,520	502,969
Trican Well Service Ltd. *	474,866	197,868
Turquoise Hill Resources Ltd. *	520,700	254,374
Uni-Select, Inc.	34,920	106,871
Vermilion Energy, Inc. (b)	59,800	294,285
Western Forest Products, Inc.	412,695	275,733
Westshore Terminals Investment Corp.	16,656	178,532
Wheaton Precious Metals Corp.	30,873	1,173,083
Whitecap Resources, Inc. (b)	195,800	257,419
Winpak Ltd.	7,400	246,410
Yamana Gold, Inc.	184,100	867,629
		41,092,520

Denmark 1.4%
Chr. Hansen Holding A/S	6,528	562,868
D/S Norden A/S *	21,910	307,945
Demant A/S	12,335	294,903
Dfds A/S *	10,986	278,885
Drilling Co. of 1972 A/S *	13,346	314,002
FLSmidth & Co. A/S *	20,392	536,699
Genmab A/S *	815	195,913
GN Store Nord A/S	10,912	497,984
H. Lundbeck A/S	7,858	286,705
Jyske Bank A/S *	21,860	590,065
Matas A/S	28,335	192,165
Nilfisk Holding A/S *	13,576	192,293
NKT A/S *	16,648	374,293
Per Aarsleff Holding A/S	2,438	71,582
Ringkjoebing Landbobank A/S	671	42,121
Rockwool International A/S, B Shares	1,744	366,518
Royal Unibrew A/S *	5,528	427,681
Scandinavian Tobacco Group A/S	31,358	360,362
Schouw & Co. A/S	5,012	359,477
SimCorp A/S	2,519	232,677
Spar Nord Bank A/S *	23,625	164,658
Sydbank A/S	30,496	503,895
Topdanmark A/S	5,256	212,170
Tryg A/S	18,642	497,179
		7,863,040

Finland 1.1%
Ahlstrom-Munksjo Oyj	3,049	42,382
Cargotec Oyj, B Shares	23,639	515,773
Finnair Oyj *	35,209	140,278
Huhtamaki Oyj	21,565	804,893
Kemira Oyj *	37,694	453,460
Kojamo Oyj	2,845	51,156
Security	Number of Shares	Value ($)
Konecranes Oyj	21,740	471,849
Metsa Board Oyj	70,011	487,652
Orion Oyj, Class B	20,872	1,060,680
Ramirent Oyj *(a)	7,801	74,972
Sanoma Oyj	32,198	290,715
TietoEVRY Oyj *	24,635	600,271
Tokmanni Group Corp.	16,215	197,252
Uponor Oyj	23,487	263,358
Valmet Oyj *	28,913	661,213
Yit Oyj	49,311	270,301
		6,386,205

France 3.7%
Aeroports de Paris	4,076	397,885
Albioma S.A.	7,847	259,892
Alten S.A.	5,054	363,877
Amundi S.A.	9,214	611,571
Beneteau S.A.	16,744	106,022
BioMerieux	4,066	502,370
CGG S.A. *	412,248	521,080
Cie Plastic Omnium S.A.	26,432	500,510
Coface S.A. *	25,272	148,642
Covivio	6,498	408,083
Dassault Aviation S.A.	267	217,447
Derichebourg S.A.	90,766	254,690
Edenred	18,748	755,228
Elior Group S.A.	61,181	404,086
Eramet (b)	4,994	157,266
Eurofins Scientific SE	897	496,194
Euronext N.V.	7,536	632,677
Europcar Mobility Group	80,512	150,078
Fnac Darty S.A. *	7,890	254,991
Gaztransport Et Technigaz S.A.	2,235	162,031
Gecina S.A.	4,195	550,430
Getlink SE	57,087	728,146
ICADE	6,751	518,577
Iliad S.A.	8,311	1,237,681
Imerys S.A.	19,646	616,345
Ipsen S.A.	4,056	302,021
IPSOS	19,091	367,604
JCDecaux S.A.	18,567	384,329
Kaufman & Broad S.A.	6,738	243,508
Korian S.A.	11,642	391,025
Maisons du Monde S.A.	20,896	187,987
Mercialys S.A.	25,942	201,889
Mersen S.A.	5,786	127,673
Metropole Television S.A.	26,739	297,627
Nexans S.A.	20,965	746,736
Nexity S.A.	14,920	457,652
Orpea	5,465	607,887
Quadient	34,273	473,303
Remy Cointreau S.A.	2,598	289,798
Sartorius Stedim Biotech	214	51,311
SEB S.A.	5,356	642,332
Societe BIC S.A.	12,773	638,943
Solocal Group *	402,185	68,400
Sopra Steria Group	3,940	466,498
SPIE S.A.	41,466	625,083
Tarkett S.A.	23,992	237,269
Technicolor S.A. *(b)	957,278	221,117
Television Francaise	63,365	310,236
Trigano S.A.	2,220	163,370
UbiSoft Entertainment S.A.	11,300	840,514
Vallourec S.A. *(b)	251,404	299,621

28
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Vicat S.A.	9,530	267,451
Worldline S.A. *	1,045	70,777
		20,937,760

Germany 3.8%
1&1 Drillisch AG	9,574	222,770
Aareal Bank AG	23,845	388,410
Alstria Office REIT AG	11,732	175,859
Aroundtown S.A.	54,344	292,309
Bechtle AG	5,091	736,248
Befesa S.A.	1,727	54,559
Bilfinger SE	26,444	497,287
CANCOM SE	5,393	274,562
Carl Zeiss Meditec AG	2,243	221,177
CECONOMY AG *	106,837	273,483
Cewe Stiftung & Co. KGaA	1,859	193,481
CTS Eventim AG & Co. KGaA	4,573	190,108
Deutsche Euroshop AG	9,381	135,103
Deutsche Pfandbriefbank AG	68,464	503,218
Deutz AG	80,443	309,201
Dialog Semiconductor plc *	16,892	530,491
Duerr AG	21,053	491,265
DWS Group GmbH & Co. KGaA	7,123	224,895
ElringKlinger AG *	41,771	227,729
Fielmann AG	4,265	280,445
Fraport AG Frankfurt Airport Services Worldwide	8,727	382,273
Gerresheimer AG	7,747	616,113
Grand City Properties S.A.	10,667	223,067
GRENKE AG	1,829	127,656
Hamburger Hafen und Logistik AG	8,062	131,173
Hapag-Lloyd AG	6,864	983,326
Heidelberger Druckmaschinen AG *	263,688	187,382
HOCHTIEF AG	6,783	530,778
Hornbach Holding AG & Co. KGaA	10,318	589,032
Indus Holding AG	9,970	306,870
Jenoptik AG	9,937	204,651
JOST Werke AG	1,639	44,453
Kloeckner & Co. SE	158,564	649,860
Knorr-Bremse AG	6,342	589,828
Koenig & Bauer AG	6,431	132,231
Krones AG	7,492	451,424
LEG Immobilien AG	5,717	656,340
Nordex SE *	26,844	215,844
Norma Group SE	10,990	275,244
Pfeiffer Vacuum Technology AG	1,238	203,991
Puma SE	9,381	589,272
QIAGEN N.V.	15,722	654,700
Rational AG	249	120,161
RTL Group S.A.	20,406	679,541
SAF-Holland S.A.	33,710	173,464
Scout24 AG	9,613	628,549
Siemens Healthineers AG	13,403	590,052
Siltronic AG	5,376	460,239
Sixt SE	3,692	251,320
Software AG	13,398	475,748
Stabilus S.A.	4,490	191,789
Stroeer SE & Co. KGaA	2,765	174,999
Suedzucker AG	52,815	698,778
TAG Immobilien AG	16,195	354,730
Takkt AG	19,827	161,101
Talanx AG *	13,134	466,426
Wacker Chemie AG	8,516	496,549
Wacker Neuson SE	14,672	182,163
Security	Number of Shares	Value ($)
Wirecard AG	3,140	310,727
Zalando SE *	10,936	536,014
		21,920,458

Greece 0.0%
TT Hellenic Postbank S.A. *(a)	24,275	—

Hong Kong 4.2%
Asia Cement China Holdings Corp.	37,500	43,411
ASM Pacific Technology Ltd.	61,600	622,450
BOC Aviation Ltd.	28,400	194,196
Brightoil Petroleum Holdings Ltd. *(a)	1,150,000	—
Budweiser Brewing Co. APAC Ltd.	25,100	68,207
Cafe De Coral Holdings Ltd.	122,000	251,681
Cathay Pacific Airways Ltd. (b)	381,000	451,647
China Harmony New Energy Auto Holding Ltd.	706,000	364,712
China Travel International Investment Hong Kong Ltd. (b)	1,384,000	193,782
Chow Sang Sang Holdings International Ltd.	70,000	70,492
Chow Tai Fook Jewellery Group Ltd.	487,800	412,694
CITIC Telecom International Holdings Ltd.	591,000	218,691
CK Infrastructure Holdings Ltd.	31,500	187,110
Cowell e Holdings, Inc.	189,000	51,020
Dah Sing Financial Holdings Ltd.	64,400	212,440
Dairy Farm International Holdings Ltd.	86,023	412,241
FIH Mobile Ltd. *	818,000	91,423
First Pacific Co., Ltd.	2,676,000	552,958
Fortune REIT	185,000	174,216
Gemdale Properties & Investment Corp. Ltd.	274,000	43,660
Giordano International Ltd.	916,000	184,661
Haitong International Securities Group Ltd.	765,500	179,230
Hang Lung Group Ltd.	339,000	774,298
Hang Lung Properties Ltd.	422,000	902,745
Hutchison Telecommunications Hong Kong Holdings Ltd.	1,088,000	188,034
Hysan Development Co., Ltd.	90,000	300,254
IGG, Inc.	232,000	147,507
Johnson Electric Holdings Ltd.	213,000	357,649
K Wah International Holdings Ltd.	589,000	269,895
Kerry Logistics Network Ltd.	230,500	315,216
Kerry Properties Ltd.	278,500	769,209
Lifestyle International Holdings Ltd.	173,000	164,673
Luk Fook Holdings International Ltd.	218,000	466,789
Man Wah Holdings Ltd.	550,400	316,084
Melco International Development Ltd.	203,000	379,471
MGM China Holdings Ltd.	193,600	239,079
Minth Group Ltd.	163,500	393,156
MMG Ltd. *	1,552,000	268,582
NagaCorp Ltd.	174,000	205,362
Nexteer Automotive Group Ltd.	417,000	214,310
NWS Holdings Ltd.	512,000	533,590
Pacific Basin Shipping Ltd.	1,779,000	217,947
Pacific Textile Holdings Ltd.	313,000	158,383
Pou Sheng International Holdings Ltd.	931,000	190,186
Power Assets Holdings Ltd.	49,143	329,271
Prada S.p.A.	166,900	541,869
Road King Infrastructure Ltd.	138,000	213,295
Sa Sa International Holdings Ltd. (b)	814,518	152,739
Samsonite International S.A.	421,000	358,113
Semiconductor Manufacturing International Corp. *(b)	594,900	1,116,592

29
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Shangri-La Asia Ltd.	292,000	241,126
Shui On Land Ltd.	2,029,500	359,554
Shun Tak Holdings Ltd.	172,000	60,156
SITC International Holdings Co., Ltd.	284,000	280,553
SJM Holdings Ltd.	925,000	913,292
SmarTone Telecommunications Holdings Ltd.	323,000	203,968
Stella International Holdings Ltd.	83,000	83,521
Sun Art Retail Group Ltd.	792,000	1,318,584
Swire Properties Ltd.	148,800	417,349
The Bank of East Asia Ltd.	334,867	709,384
Tingyi (Cayman Islands) Holding Corp.	538,000	955,004
Truly International Holdings Ltd. *	2,292,000	254,040
Uni-President China Holdings Ltd.	315,000	316,241
Value Partners Group Ltd.	306,000	121,455
Vitasoy International Holdings Ltd.	64,000	228,256
VSTECS Holdings Ltd.	640,000	294,467
VTech Holdings Ltd.	76,600	577,563
Wynn Macau Ltd.	302,800	522,898
Xinyi Glass Holdings Ltd.	546,000	632,353
Xinyi Solar Holdings Ltd.	344,850	218,859
		24,173,843

Ireland 0.4%
AIB Group plc	186,978	258,743
Glanbia plc	54,663	581,741
Irish Continental Group plc	39,071	147,720
Kingspan Group plc	16,231	827,083
Total Produce plc	272,367	326,344
		2,141,631

Israel 1.0%
Azrieli Group Ltd.	3,910	231,524
Delek Group Ltd.	3,255	148,197
Elbit Systems Ltd.	3,333	451,846
FIBI Holdings Ltd.	1,749	51,742
First International Bank of Israel Ltd.	9,028	222,697
Gazit-Globe Ltd.	37,054	274,344
Harel Insurance Investments & Finances Service Ltd.	33,801	217,629
Israel Discount Bank Ltd., Class A	197,667	641,293
Mizrahi Tefahot Bank Ltd.	17,794	364,441
Nice Ltd.	3,806	625,057
Oil Refineries Ltd.	1,298,004	358,712
Partner Communications Co., Ltd. *	40,616	177,102
Paz Oil Co., Ltd.	6,607	575,715
Shikun & Binui Ltd.	54,786	227,393
Shufersal Ltd.	35,308	226,603
The Israel Corp., Ltd. *	3,353	432,642
The Phoenix Holdings Ltd.	34,032	178,969
Tower Semiconductor Ltd. *	25,599	501,480
		5,907,386

Italy 2.3%
ACEA S.p.A.	13,284	222,036
Alitalia - Linee Aeree Italiane S.p.A. *(a)	14,782	—
Amplifon S.p.A.	8,632	197,598
Anima Holding S.p.A.	93,579	331,293
ASTM S.p.A.	21,821	426,753
Autogrill S.p.A.	54,749	283,556
Azimut Holding S.p.A.	25,026	426,486
Banca Carige S.p.A. *(a)	60,009,170	65,761
Banca Farmafactoring S.p.A.	7,897	40,777
Banca Generali S.p.A.	9,309	231,426
Security	Number of Shares	Value ($)
Banca IFIS S.p.A.	12,708	124,286
Banca Mediolanum S.p.A.	52,074	318,202
Banca Monte dei Paschi di Siena S.p.A. *(b)	217,922	265,885
Banca Popolare Di Sondrio Scarl	349,436	554,756
BPER Banca	247,271	611,337
Buzzi Unicem S.p.A.	26,487	519,649
Cerved Group S.p.A.	40,573	276,403
Davide Campari-Milano S.p.A.	44,714	347,533
De'Longhi S.p.A.	21,087	381,131
DiaSorin S.p.A.	1,728	294,662
Enav S.p.A.	58,007	259,973
ERG S.p.A.	18,154	326,176
Esprinet S.p.A.	47,282	223,386
Fincantieri S.p.A. *(b)	173,103	134,169
FinecoBank Banca Fineco S.p.A.	40,791	454,478
Freni Brembo S.p.A.	41,620	353,074
Industria Macchine Automatiche S.p.A.	2,790	190,190
Infrastrutture Wireless Italiane S.p.A.	19,007	201,169
Interpump Group S.p.A.	11,163	325,717
Iren S.p.A.	228,983	564,642
Italgas S.p.A.	113,742	637,276
Maire Tecnimont S.p.A. *	16,058	31,155
MARR S.p.A.	9,842	129,666
Mediaset S.p.A. *	198,169	402,883
Moncler S.p.A.	12,785	480,804
OVS S.p.A. *	220,224	189,806
Piaggio & C. S.p.A.	60,153	137,909
Recordati S.p.A.	10,640	463,347
Reply S.p.A.	612	42,842
Salini Impregilo S.p.A. *	125,806	186,230
Salvatore Ferragamo S.p.A.	18,029	223,814
Societa Cattolica di Assicurazioni SC	64,566	357,717
Tod's S.p.A.	6,177	189,148
UnipolSai Assicurazioni S.p.A.	211,742	519,012
		12,944,113

Japan 36.4%
ABC-Mart, Inc.	6,100	309,994
Acom Co., Ltd.	52,800	213,324
Adastria Co., Ltd.	16,180	223,654
ADEKA Corp.	54,300	681,853
Advantest Corp.	13,300	645,335
Aeon Delight Co., Ltd.	8,900	254,897
AEON Financial Service Co., Ltd.	35,800	372,293
Aeon Mall Co., Ltd.	35,830	450,408
Aica Kogyo Co., Ltd.	15,400	443,775
Aida Engineering Ltd.	28,500	195,619
Ain Holdings, Inc.	7,300	409,491
Aisan Industry Co., Ltd.	39,900	211,580
Alconix Corp.	18,700	192,089
Alpen Co., Ltd.	13,500	207,015
Amano Corp.	16,400	336,713
Anritsu Corp. (b)	20,600	419,323
AOKI Holdings, Inc.	30,300	184,087
Aoyama Trading Co., Ltd.	50,300	424,927
Aozora Bank Ltd.	35,000	622,864
Arata Corp.	15,500	640,155
Arcs Co., Ltd.	40,000	750,519
Asahi Diamond Industrial Co., Ltd.	34,900	155,429
Asahi Holdings, Inc.	13,600	307,306
Asahi Intecc Co., Ltd.	1,700	45,035
Asanuma Corp.	1,000	31,783
ASKUL Corp.	6,600	188,438
Autobacs Seven Co., Ltd.	33,100	386,525
Avex, Inc.	22,000	166,519
Azbil Corp.	31,700	833,682

30
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Belluna Co., Ltd.	28,300	132,205
Benesse Holdings, Inc.	28,000	797,367
BML, Inc.	6,500	166,749
Bunka Shutter Co., Ltd.	33,600	245,299
Calbee, Inc.	18,200	550,688
Canon Electronics, Inc.	10,900	159,636
Canon Marketing Japan, Inc.	24,000	461,921
Capcom Co., Ltd.	11,100	340,242
Cawachi Ltd.	13,900	328,683
Central Glass Co., Ltd.	26,600	455,879
Chiyoda Corp. *	155,600	350,414
Chudenko Corp.	12,200	246,706
Chugoku Marine Paints Ltd.	25,600	195,753
Citizen Watch Co., Ltd.	207,200	731,280
CKD Corp.	22,400	373,449
Cocokara fine, Inc.	13,000	613,095
Colowide Co., Ltd.	8,600	118,431
Cosmos Pharmaceutical Corp.	2,160	578,209
Create SD Holdings Co., Ltd.	9,100	259,288
Credit Saison Co., Ltd.	67,300	764,336
CyberAgent, Inc.	15,800	663,378
Daido Metal Co., Ltd.	35,900	179,223
Daifuku Co., Ltd.	12,800	895,754
Daihen Corp.	8,800	250,552
Daiho Corp.	10,600	221,905
Daiichikosho Co., Ltd.	11,600	348,165
Daiki Aluminium Industry Co., Ltd.	7,300	38,749
Daikyonishikawa Corp.	52,700	261,052
Daio Paper Corp.	36,200	493,944
Daiseki Co., Ltd.	8,200	181,159
Daishi Hokuetsu Financial Group, Inc.	2,800	60,844
Daiwabo Holdings Co., Ltd.	14,500	893,272
DCM Holdings Co., Ltd.	64,400	629,261
Dena Co., Ltd.	34,786	428,219
Descente Ltd. *	16,400	218,362
Dexerials Corp.	26,900	176,637
Disco Corp.	3,725	831,845
DMG Mori Co., Ltd.	24,700	252,550
Doshisha Co., Ltd.	14,400	177,168
Doutor Nichires Holdings Co., Ltd.	13,500	204,306
Dowa Holdings Co., Ltd.	30,200	835,273
DTS Corp.	11,400	218,491
Duskin Co., Ltd.	18,200	470,307
DyDo Group Holdings, Inc.	6,100	241,169
Eagle Industry Co., Ltd.	25,000	157,258
Earth Corp.	4,200	243,618
Eizo Corp.	7,150	214,430
Exedy Corp.	29,000	467,251
Ezaki Glico Co., Ltd.	16,700	733,465
F.C.C. Co., Ltd.	21,500	305,906
FamilyMart Co., Ltd.	27,800	471,422
Fancl Corp.	8,400	201,375
Foster Electric Co., Ltd.	24,300	264,278
FP Corp.	4,280	322,860
Fuji Co., Ltd.	18,500	295,467
Fuji Corp.	28,438	476,145
Fuji Media Holdings, Inc.	27,800	276,152
Fuji Oil Co., Ltd.	120,500	206,352
Fuji Oil Holdings, Inc.	15,500	361,610
Fuji Seal International, Inc.	13,100	227,402
Fuji Soft, Inc.	7,100	249,926
Fujimori Kogyo Co., Ltd.	9,100	267,728
Fujitec Co., Ltd.	33,600	479,286
Fujitsu General Ltd.	23,800	394,037
Fukuoka Financial Group, Inc.	43,900	627,179
Fukuyama Transporting Co., Ltd.	12,900	447,047
Furukawa Co., Ltd.	22,200	226,913
Futaba Corp.	18,600	173,665
Security	Number of Shares	Value ($)
Futaba Industrial Co., Ltd.	65,500	311,369
Fuyo General Lease Co., Ltd.	3,600	179,997
G-Tekt Corp.	23,100	236,283
Geo Holdings Corp.	40,100	524,992
Glory Ltd.	25,000	561,855
Gree, Inc.	58,500	229,981
GS Yuasa Corp.	49,800	707,691
GungHo Online Entertainment, Inc.	22,150	343,493
Gunze Ltd.	9,000	305,082
H.I.S. Co., Ltd.	12,400	163,273
Hamakyorex Co., Ltd.	6,500	177,676
Hamamatsu Photonics K.K.	14,600	638,155
Happinet Corp.	19,500	192,166
Hazama Ando Corp.	103,100	642,080
Heiwa Corp.	21,600	363,701
Heiwa Real Estate Co., Ltd.	7,000	187,956
Heiwado Co., Ltd.	26,700	455,041
Hikari Tsushin, Inc.	2,500	483,825
Hirose Electric Co., Ltd.	6,939	761,880
Hisamitsu Pharmaceutical Co., Inc.	14,800	697,309
Hitachi Capital Corp.	11,100	214,680
Hitachi Chemical Co., Ltd.	6,314	270,847
Hitachi Transport System Ltd.	17,000	412,611
Hitachi Zosen Corp.	162,400	537,332
Hogy Medical Co., Ltd.	1,400	43,777
Hokuetsu Corp.	99,600	393,326
Hokuhoku Financial Group, Inc.	55,100	447,700
Horiba Ltd.	10,500	555,591
Hoshizaki Corp.	8,800	670,620
Hosiden Corp.	40,500	345,625
House Foods Group, Inc.	16,700	525,965
Hulic Co., Ltd.	47,200	466,806
Ibiden Co., Ltd.	47,600	1,216,657
IBJ Leasing Co., Ltd.	1,800	34,607
Inaba Denki Sangyo Co., Ltd.	29,800	630,439
Inabata & Co., Ltd.	55,300	613,366
Internet Initiative Japan, Inc.	10,500	358,907
Iriso Electronics Co., Ltd.	4,100	114,252
Ishihara Sangyo Kaisha Ltd.	26,800	159,335
Ito En Ltd.	12,700	705,509
Itochu Enex Co., Ltd.	58,600	435,093
Itochu Techno-Solutions Corp.	19,500	595,814
Itoham Yonekyu Holdings, Inc.	145,800	845,863
Iwatani Corp.	28,000	956,541
Izumi Co., Ltd.	19,500	570,813
Jaccs Co., Ltd.	11,600	192,574
Jafco Co., Ltd.	7,900	253,068
Japan Airport Terminal Co., Ltd.	8,000	324,418
Japan Aviation Electronics Industry Ltd.	26,400	342,479
Japan Display, Inc. *(b)	1,667,600	673,757
Japan Exchange Group, Inc.	56,000	1,041,624
Japan Petroleum Exploration Co., Ltd.	18,600	319,687
Joyful Honda Co., Ltd.	32,000	389,614
Juki Corp.	24,800	135,974
JVCKenwood Corp.	154,900	246,207
Kadokawa Corp.	18,300	263,108
Kaga Electronics Co., Ltd.	19,700	356,232
Kagome Co., Ltd.	20,500	523,524
Kakaku.com, Inc.	10,200	208,134
Kaken Pharmaceutical Co., Ltd.	8,800	484,365
Kameda Seika Co., Ltd.	4,000	191,822
Kamigumi Co., Ltd.	38,000	669,007
Kanamoto Co., Ltd.	14,800	286,994
Kandenko Co., Ltd.	62,100	519,656
Kanematsu Corp.	71,500	704,838
Kansai Paint Co., Ltd.	37,300	708,497
Kasai Kogyo Co., Ltd.	49,400	229,584

31
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Kato Sangyo Co., Ltd.	20,500	695,361
Kato Works Co., Ltd.	10,800	123,068
Kawasaki Kisen Kaisha Ltd. *	97,900	963,160
Keihan Holdings Co., Ltd.	17,200	773,066
Keihin Corp.	39,100	932,666
Keikyu Corp.	45,100	741,248
Keisei Electric Railway Co., Ltd.	18,700	564,072
KH Neochem Co., Ltd.	10,400	179,668
Kinden Corp.	63,000	1,013,739
Kintetsu World Express, Inc.	22,200	323,138
Kissei Pharmaceutical Co., Ltd.	8,600	203,916
Kitz Corp.	47,400	290,758
Kobayashi Pharmaceutical Co., Ltd.	6,600	611,804
Kohnan Shoji Co., Ltd.	20,400	473,477
Kokuyo Co., Ltd.	42,100	514,705
Komeri Co., Ltd.	21,500	417,604
Komori Corp.	25,000	175,396
Konami Holdings Corp.	16,800	527,507
Konoike Transport Co., Ltd.	20,900	225,301
Kose Corp.	3,200	400,040
Kumagai Gumi Co., Ltd.	17,500	383,431
Kumiai Chemical Industry Co., Ltd.	5,500	44,391
Kura Sushi, Inc. (b)	3,900	151,152
Kureha Corp.	7,800	314,595
Kurita Water Industries Ltd.	34,800	970,881
Kusuri no Aoki Holdings Co., Ltd.	2,500	196,661
KYB Corp. *	24,100	484,631
Kyoei Steel Ltd.	14,200	180,441
Kyokuto Kaihatsu Kogyo Co., Ltd.	19,100	222,767
KYORIN Holdings, Inc.	18,600	386,523
Kyoritsu Maintenance Co., Ltd.	4,400	106,149
Kyowa Exeo Corp.	34,600	842,919
Kyowa Kirin Co., Ltd.	44,100	1,023,545
Kyudenko Corp.	15,900	445,788
Kyushu Financial Group, Inc.	92,500	390,226
Lawson, Inc.	15,200	790,089
Leopalace21 Corp. *	335,200	744,688
Life Corp.	14,600	453,446
Lintec Corp.	25,100	538,632
Lion Corp.	44,900	943,901
LIXIL VIVA Corp.	11,800	200,844
M3, Inc.	11,000	397,034
Mabuchi Motor Co., Ltd.	16,300	504,731
Macnica Fuji Electronics Holdings, Inc.	37,300	507,742
Maeda Corp.	61,500	493,310
Maeda Road Construction Co., Ltd.	15,300	283,258
Makino Milling Machine Co., Ltd.	10,350	295,053
Mandom Corp.	9,900	190,245
Marudai Food Co., Ltd.	24,300	443,318
Maruha Nichiro Corp.	23,000	481,324
Marui Group Co., Ltd.	35,300	577,823
Maruichi Steel Tube Ltd.	19,100	429,462
Max Co., Ltd.	13,100	194,522
Maxell Holdings Ltd.	29,200	268,622
MCJ Co., Ltd.	26,500	175,800
Mebuki Financial Group, Inc.	274,100	575,791
Megmilk Snow Brand Co., Ltd.	31,700	723,285
Meidensha Corp.	23,300	361,217
Meitec Corp.	5,500	242,848
Ministop Co., Ltd.	11,600	160,048
Miraca Holdings, Inc.	34,600	866,368
Mirait Holdings Corp.	32,000	413,369
Mitsubishi Logisnext Co., Ltd.	4,700	43,723
Mitsubishi Logistics Corp.	21,300	470,286
Mitsubishi Pencil Co., Ltd.	12,300	153,944
Mitsubishi UFJ Lease & Finance Co., Ltd.	81,400	388,688
Mitsui E&S Holdings Co., Ltd. *	95,900	541,827
Security	Number of Shares	Value ($)
Mitsui Matsushima Holdings Co., Ltd.	15,300	118,694
Mitsui Sugar Co., Ltd.	8,700	173,577
Mitsui-Soko Holdings Co., Ltd.	14,700	199,163
Miura Co., Ltd.	10,800	445,626
Mizuno Corp.	13,100	227,263
Mochida Pharmaceutical Co., Ltd.	7,000	273,881
Modec, Inc.	8,600	121,855
Morinaga & Co., Ltd.	9,000	369,857
Morinaga Milk Industry Co., Ltd.	23,000	891,435
Morita Holdings Corp.	13,700	210,528
MOS Food Services, Inc.	7,600	191,364
Musashi Seimitsu Industry Co., Ltd.	26,100	211,319
Nabtesco Corp.	30,000	858,460
Nachi-Fujikoshi Corp.	10,500	303,665
Nankai Electric Railway Co., Ltd.	27,400	611,682
NEC Networks & System Integration Corp.	10,000	430,318
NET One Systems Co., Ltd.	15,400	443,944
Nexon Co., Ltd.	43,722	705,935
Nichi-iko Pharmaceutical Co., Ltd.	19,600	254,836
Nichias Corp.	24,300	483,083
Nichicon Corp.	32,200	212,211
Nichiha Corp.	12,300	224,683
NichiiGakkan Co., Ltd.	12,900	129,431
Nifco, Inc.	28,600	552,231
Nihon Kohden Corp.	19,200	686,776
Nihon Parkerizing Co., Ltd.	32,200	329,516
Nihon Unisys Ltd.	13,300	384,648
Nikkiso Co., Ltd.	22,500	175,072
Nikkon Holdings Co., Ltd.	23,100	448,544
Nippo Corp.	27,800	625,182
Nippon Chemi-Con Corp.	18,100	204,149
Nippon Denko Co., Ltd. *	117,900	162,593
Nippon Densetsu Kogyo Co., Ltd.	15,000	292,364
Nippon Flour Mills Co., Ltd.	30,300	476,988
Nippon Gas Co., Ltd.	13,000	428,726
Nippon Kayaku Co., Ltd.	65,700	635,580
Nippon Koei Co., Ltd.	7,600	217,550
Nippon Paint Holdings Co., Ltd.	16,000	924,727
Nippon Sheet Glass Co., Ltd. *	124,300	393,198
Nippon Shinyaku Co., Ltd.	3,900	273,872
Nippon Signal Co., Ltd.	23,600	219,401
Nippon Soda Co., Ltd.	16,500	423,351
Nippon Suisan Kaisha Ltd.	144,200	641,612
Nippon Television Holdings, Inc.	19,300	215,586
Nippon Yakin Kogyo Co., Ltd.	8,510	130,652
Nipro Corp.	54,100	605,089
Nishi-Nippon Financial Holdings, Inc.	62,900	367,090
Nishi-Nippon Railroad Co., Ltd.	33,300	815,091
Nishimatsu Construction Co., Ltd.	33,900	641,923
Nishimatsuya Chain Co., Ltd.	29,400	232,589
Nishio Rent All Co., Ltd.	10,300	212,087
Nissan Chemical Corp.	20,000	767,373
Nissha Co., Ltd.	26,400	192,797
Nisshinbo Holdings, Inc.	119,100	830,397
Nissin Electric Co., Ltd.	18,400	170,929
Nissin Foods Holdings Co., Ltd.	15,600	1,282,374
Nissin Kogyo Co., Ltd.	24,800	514,554
Nitta Corp.	1,700	30,420
Nitto Boseki Co., Ltd.	8,200	387,811
Nitto Kogyo Corp.	13,900	234,169
NOF Corp.	17,300	573,265
Nojima Corp.	18,700	324,127
Nomura Co., Ltd.	14,500	109,842
Nomura Research Institute Ltd.	41,480	1,015,473
Noritake Co., Ltd.	7,100	232,529
Noritz Corp.	31,200	347,086
North Pacific Bank Ltd.	250,200	448,187

32
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
NS Solutions Corp.	7,800	197,025
NS United Kaiun Kaisha Ltd.	8,600	114,874
NSD Co., Ltd.	12,400	175,588
Obic Co., Ltd.	3,000	450,184
Oiles Corp.	14,480	187,292
Okamoto Industries, Inc.	5,500	220,646
Okamura Corp.	46,600	336,782
Okasan Securities Group, Inc.	86,000	260,069
Oki Electric Industry Co., Ltd.	58,800	565,599
OKUMA Corp.	11,600	437,376
Okumura Corp.	15,700	334,990
Onward Holdings Co., Ltd.	94,400	295,348
Open House Co., Ltd.	9,800	213,621
Oracle Corp., Japan	3,600	370,613
Orient Corp.	190,500	217,893
Osaka Soda Co., Ltd.	8,800	200,767
OSG Corp.	23,500	305,313
Outsourcing, Inc.	5,700	26,946
Pacific Industrial Co., Ltd.	21,800	184,735
PALTAC Corp.	17,100	893,030
Paramount Bed Holdings Co., Ltd.	6,600	272,275
Park24 Co., Ltd.	24,500	384,674
Penta-Ocean Construction Co., Ltd.	133,100	672,405
Persol Holdings Co., Ltd.	45,600	524,435
Pigeon Corp.	10,900	388,147
Pilot Corp.	8,300	278,072
Piolax, Inc.	11,603	172,741
Plenus Co., Ltd.	15,800	258,788
Pola Orbis Holdings, Inc.	15,100	269,466
Press Kogyo Co., Ltd.	107,300	264,458
Prima Meat Packers Ltd.	18,700	424,014
Qol Holdings Co., Ltd.	3,500	38,696
Raito Kogyo Co., Ltd.	18,500	230,071
Raiznext Corp.	19,700	217,974
Relia, Inc.	15,100	159,171
Relo Group, Inc.	10,800	233,954
Rengo Co., Ltd.	111,000	864,765
Resorttrust, Inc.	16,900	173,272
Restar Holdings Corp.	20,300	327,405
Rinnai Corp.	12,300	931,670
Rohto Pharmaceutical Co., Ltd.	17,900	520,811
Round One Corp.	21,400	175,234
Royal Holdings Co., Ltd.	9,100	149,898
Ryobi Ltd.	29,200	344,047
Ryosan Co., Ltd.	25,600	559,815
Ryoyo Electro Corp.	14,400	323,313
S Foods, Inc.	11,000	232,280
Saizeriya Co., Ltd.	11,100	220,035
Sakai Chemical Industry Co., Ltd.	9,900	165,860
Sakata INX Corp.	29,200	260,740
Sakata Seed Corp.	5,400	174,459
San-A Co., Ltd.	8,000	322,290
Sanden Holdings Corp. *	50,300	161,174
Sangetsu Corp.	22,800	339,334
Sanken Electric Co., Ltd.	14,300	298,035
Sanki Engineering Co., Ltd.	21,600	243,557
Sankyo Co., Ltd.	12,800	351,443
Sankyo Tateyama, Inc.	36,900	304,166
Sankyu, Inc.	17,600	676,330
Sanoh Industrial Co., Ltd. (b)	29,000	187,464
Sanrio Co., Ltd.	13,400	198,997
Sanwa Holdings Corp.	77,300	599,825
Sanyo Chemical Industries Ltd.	5,550	218,642
Sanyo Denki Co., Ltd.	4,400	193,276
Sanyo Special Steel Co., Ltd.	25,800	225,279
Sapporo Holdings Ltd.	32,600	620,580
Sato Holdings Corp.	8,200	168,623
Sawai Pharmaceutical Co., Ltd.	9,100	496,899
Security	Number of Shares	Value ($)
SCREEN Holdings Co., Ltd.	12,000	579,588
SCSK Corp.	8,476	383,703
Sega Sammy Holdings, Inc.	72,600	879,391
Seibu Holdings, Inc.	55,300	663,443
Seiko Holdings Corp.	17,300	287,241
Seiren Co., Ltd.	21,100	249,823
Sekisui Jushi Corp.	8,900	180,955
Senko Group Holdings Co., Ltd.	68,800	560,710
Senshu Ikeda Holdings, Inc.	123,200	192,324
Seven Bank Ltd.	151,100	409,604
Sharp Corp.	42,200	464,541
Shibuya Corp.	6,400	157,517
Shima Seiki Manufacturing Ltd.	9,700	145,994
Shimachu Co., Ltd.	24,000	599,373
Shindengen Electric Manufacturing Co., Ltd.	6,300	145,261
Shinko Electric Industries Co., Ltd.	33,700	420,649
Shinmaywa Industries Ltd.	43,600	442,810
Shinsei Bank Ltd.	30,500	367,919
Ship Healthcare Holdings, Inc.	11,600	524,631
Shizuoka Gas Co., Ltd.	46,300	416,044
SHO-BOND Holdings Co., Ltd.	6,100	244,813
Shochiku Co., Ltd.	1,500	163,527
Shoei Foods Corp.	6,100	222,305
Showa Corp.	26,500	556,842
Showa Sangyo Co., Ltd.	3,500	104,813
Siix Corp.	25,400	206,867
Sinfonia Technology Co., Ltd.	4,000	37,878
SKY Perfect JSAT Holdings, Inc.	78,000	293,230
Skylark Holdings Co., Ltd.	53,600	792,288
Sohgo Security Services Co., Ltd.	15,300	729,841
Sony Financial Holdings, Inc.	25,599	485,271
Sotetsu Holdings, Inc.	19,900	510,249
Square Enix Holdings Co., Ltd.	15,200	622,988
St. Marc Holdings Co., Ltd.	8,800	146,937
Starts Corp., Inc.	10,900	210,862
Sugi Holdings Co., Ltd.	13,700	826,138
Sumco Corp.	55,300	787,311
Sumitomo Bakelite Co., Ltd.	12,500	322,858
Sumitomo Dainippon Pharma Co., Ltd.	34,900	482,864
Sumitomo Mitsui Construction Co., Ltd.	95,280	393,159
Sumitomo Osaka Cement Co., Ltd.	19,000	618,279
Sumitomo Riko Co., Ltd.	43,200	231,029
Sumitomo Seika Chemicals Co., Ltd.	7,200	197,487
Sundrug Co., Ltd.	29,600	1,013,458
Suruga Bank Ltd.	122,300	424,959
Sushiro Global Holdings Ltd.	14,200	219,012
Swcc Showa Holdings Co., Ltd.	3,500	35,859
T-Gaia Corp.	11,600	230,445
Tachi-S Co., Ltd.	38,600	337,709
Tadano Ltd.	66,700	508,771
Taihei Dengyo Kaisha Ltd.	8,300	169,772
Taikisha Ltd.	13,000	378,603
Taisho Pharmaceutical Holdings Co., Ltd.	9,200	574,782
Taiyo Holdings Co., Ltd.	4,900	200,367
Taiyo Nippon Sanso Corp.	26,700	414,137
Taiyo Yuden Co., Ltd.	38,400	1,070,698
Takamatsu Construction Group Co., Ltd.	8,500	174,509
Takara Holdings, Inc.	54,300	399,604
Takara Standard Co., Ltd.	24,200	356,648
Takasago Thermal Engineering Co., Ltd.	26,400	416,145
Takeuchi Manufacturing Co., Ltd.	15,300	219,878
Takuma Co., Ltd.	23,100	249,749

33
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Tamron Co., Ltd.	7,300	121,453
Tamura Corp.	38,100	156,210
TechnoPro Holdings, Inc.	3,800	216,470
Tekken Corp.	2,000	39,534
The 77 Bank Ltd.	19,700	262,693
The Awa Bank Ltd.	9,500	206,702
The Bank of Kyoto Ltd.	10,100	345,706
The Chiba Bank Ltd.	162,000	751,683
The Chugoku Bank Ltd.	44,100	406,074
The Gunma Bank Ltd.	155,800	498,818
The Hachijuni Bank Ltd.	129,600	462,782
The Hiroshima Bank Ltd.	109,600	455,376
The Hokkoku Bank Ltd.	7,900	234,812
The Hyakugo Bank Ltd.	56,500	163,886
The Hyakujushi Bank Ltd.	10,800	192,116
The Iyo Bank Ltd.	83,800	448,936
The Japan Steel Works Ltd.	26,200	321,652
The Japan Wool Textile Co., Ltd.	28,900	253,276
The Juroku Bank Ltd.	12,100	212,565
The Keiyo Bank Ltd.	45,600	222,245
The Kiyo Bank Ltd.	16,000	236,427
The Musashino Bank Ltd.	12,700	159,954
The Nanto Bank Ltd.	9,900	207,627
The Nisshin Oillio Group Ltd.	15,700	516,309
The Ogaki Kyoritsu Bank Ltd.	10,600	216,285
The Okinawa Electric Power Co., Inc.	29,531	538,527
The Pack Corp.	1,100	34,809
The San-in Godo Bank Ltd.	43,600	228,717
The Shiga Bank Ltd.	10,600	249,664
The Shizuoka Bank Ltd.	120,400	730,975
The Sumitomo Warehouse Co., Ltd.	25,100	286,510
THK Co., Ltd.	32,600	779,297
Toa Corp.	16,700	219,004
Toagosei Co., Ltd.	57,100	522,427
Tobishima Corp.	3,800	37,614
Toda Corp.	111,800	649,456
Toei Co., Ltd.	1,400	173,882
Toho Co., Ltd.	18,000	589,458
Toho Zinc Co., Ltd. *	17,600	214,849
Tokai Carbon Co., Ltd.	39,500	326,652
TOKAI Holdings Corp.	46,200	417,557
Tokai Rika Co., Ltd.	47,400	603,856
Tokai Tokyo Financial Holdings, Inc.	114,700	243,702
Token Corp.	5,250	360,448
Tokuyama Corp.	31,600	666,760
Tokyo Broadcasting System Holdings, Inc.	15,200	235,005
Tokyo Century Corp.	9,200	314,492
Tokyo Dome Corp.	30,300	221,359
Tokyo Ohka Kogyo Co., Ltd.	11,100	477,399
Tokyo Seimitsu Co., Ltd.	12,000	388,162
Tokyo Steel Manufacturing Co., Ltd.	42,300	269,312
Tokyo Tatemono Co., Ltd.	52,900	594,945
Tokyu Construction Co., Ltd.	44,100	227,985
TOMONY Holdings, Inc.	49,200	164,825
Tomy Co., Ltd.	32,600	263,305
Topcon Corp.	32,300	265,210
Toppan Forms Co., Ltd.	34,200	300,453
Topre Corp.	31,500	364,385
Topy Industries Ltd.	22,000	257,239
Toshiba Machine Co., Ltd.	10,600	208,533
Toshiba TEC Corp.	11,200	364,711
Totetsu Kogyo Co., Ltd.	10,700	276,536
Towa Pharmaceutical Co., Ltd.	6,900	142,259
Toyo Construction Co., Ltd.	48,500	193,675
Toyo Ink SC Holdings Co., Ltd.	27,900	530,668
Toyo Tire Corp.	67,900	795,059
Toyobo Co., Ltd.	64,400	750,183
Security	Number of Shares	Value ($)
Toyota Boshoku Corp.	59,500	742,846
TPR Co., Ltd.	26,200	305,846
Trancom Co., Ltd.	3,300	218,570
Transcosmos, Inc. *	12,400	247,425
Trend Micro, Inc.	15,900	806,636
Trusco Nakayama Corp.	16,800	363,426
TSI Holdings Co., Ltd.	72,800	281,847
Tsubaki Nakashima Co., Ltd.	13,100	91,933
Tsubakimoto Chain Co.	21,300	498,899
Tsukishima Kikai Co., Ltd.	13,200	148,716
Tsumura & Co.	17,300	478,558
TV Asahi Holdings Corp.	13,000	192,980
UACJ Corp.	32,230	525,220
Uchida Yoko Co., Ltd.	900	39,476
Ulvac, Inc.	14,300	394,146
Unipres Corp.	54,600	478,813
United Arrows Ltd.	12,500	194,832
United Super Markets Holdings, Inc.	70,500	692,763
Ushio, Inc.	39,100	412,296
USS Co., Ltd.	25,700	406,955
Valor Holdings Co., Ltd.	36,800	683,467
Vital KSK Holdings, Inc.	37,100	375,938
VT Holdings Co., Ltd.	55,900	153,635
Wacoal Holdings Corp.	25,600	516,323
Wacom Co., Ltd.	56,700	197,175
Warabeya Nichiyo Holdings Co., Ltd.	20,700	301,158
Welcia Holdings Co., Ltd.	11,100	805,842
World Co., Ltd.	8,800	103,241
Xebio Holdings Co., Ltd.	26,100	215,808
Yamabiko Corp.	24,200	186,510
Yamaguchi Financial Group, Inc.	79,200	426,832
Yamato Kogyo Co., Ltd.	13,900	272,784
Yamazen Corp.	54,500	458,322
Yaoko Co., Ltd.	7,500	464,881
Yellow Hat Ltd.	16,600	230,644
Yodogawa Steel Works Ltd.	23,000	361,866
Yokogawa Bridge Holdings Corp.	12,700	222,915
Yokohama Reito Co., Ltd.	24,200	204,282
Yondoshi Holdings, Inc.	2,600	42,141
Yoshinoya Holdings Co., Ltd.	19,100	394,713
Yuasa Trading Co., Ltd.	15,200	409,035
Zenkoku Hosho Co., Ltd.	5,000	145,690
Zensho Holdings Co., Ltd.	20,800	409,436
Zeon Corp.	63,600	557,275
ZERIA Pharmaceutical Co., Ltd.	9,200	178,729
Zojirushi Corp.	13,700	199,970
ZOZO, Inc.	8,800	141,993
		207,641,280

Luxembourg 0.0%
Espirito Santo Financial Group S.A. *(a)	69,773	—

Netherlands 1.5%
Accell Group N.V. *	9,749	182,183
Adyen N.V. *	55	54,317
AMG Advanced Metallurgical Group N.V. (b)	8,225	138,391
Arcadis N.V.	33,060	514,086
ASM International N.V.	5,507	606,200
BE Semiconductor Industries N.V.	12,096	500,603
Brunel International N.V.	17,792	112,305
Corbion N.V.	19,098	683,317
Eurocommercial Properties N.V. CVA	11,450	127,574
Flow Traders	1,894	63,183
ForFarmers N.V.	37,219	247,981

34
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Fugro N.V. CVA *(b)	78,045	292,349
GrandVision N.V.	8,122	216,069
IMCD N.V.	6,589	581,835
Intertrust N.V.	14,942	235,461
Koninklijke BAM Groep N.V *	193,122	322,641
Koninklijke Vopak N.V.	14,522	837,391
OCI N.V. *	14,453	174,526
PostNL N.V.	300,621	517,985
Prosus N.V.	7,374	559,029
SBM Offshore N.V.	48,873	619,470
Sligro Food Group N.V.	21,821	340,801
TKH Group N.V.	11,535	404,688
TomTom N.V.	18,749	147,620
Van Lanschot N.V. CVA	2,634	40,456
Wereldhave N.V. (b)	14,969	131,782
		8,652,243

New Zealand 0.8%
Air New Zealand Ltd.	358,673	292,865
Auckland International Airport Ltd.	72,169	266,505
Chorus Ltd.	140,396	612,694
EBOS Group Ltd.	30,903	417,375
Fisher & Paykel Healthcare Corp., Ltd.	38,328	640,336
Genesis Energy Ltd.	181,432	310,309
Infratil Ltd.	141,968	397,509
Kiwi Property Group Ltd.	46,902	27,459
Mercury NZ Ltd.	150,609	418,685
Meridian Energy Ltd.	227,231	619,136
Ryman Healthcare Ltd.	3,470	25,313
SKY Network Television Ltd. *	1,031,989	176,149
SKYCITY Entertainment Group Ltd.	206,255	332,876
Z Energy Ltd.	172,769	325,463
		4,862,674

Norway 1.2%
Aker A.S.A., A Shares *	10,009	264,040
Aker BP A.S.A.	11,118	182,530
Aker Solutions A.S.A. *	181,423	118,600
Austevoll Seafood A.S.A.	35,918	279,795
Bakkafrost P/F	5,248	258,929
Bonheur A.S.A.	3,748	66,167
BW Energy Ltd. *	8,390	10,433
BW LPG Ltd.	48,368	165,025
BW Offshore Ltd. *	36,857	103,618
DNO A.S.A. (b)	78,819	35,611
Elkem A.S.A.	103,473	172,116
Entra A.S.A.	15,809	199,048
Europris A.S.A. (b)	68,099	249,946
Frontline Ltd/Bermuda	6,399	60,012
Gjensidige Forsikring A.S.A.	36,038	635,884
Kongsberg Gruppen A.S.A.	20,098	258,265
Leroy Seafood Group A.S.A.	61,884	328,647
Norwegian Finans Holding A.S.A. *	4,847	25,863
PGS A.S.A. *	366,447	130,845
Salmar A.S.A.	8,783	342,300
Schibsted A.S.A., B Shares	8,206	159,380
Schibsted A.S.A., Class A	7,938	168,405
Sparebank 1 Nord Norge	39,606	237,129
SpareBank 1 SMN	34,828	253,051
SpareBank 1 SR Bank A.S.A.	33,766	214,421
Storebrand A.S.A.	84,890	426,136
TGS NOPEC Geophysical Co., A.S.A.	27,741	424,835
Tomra Systems A.S.A.	9,424	313,129
Security	Number of Shares	Value ($)
Veidekke A.S.A.	42,604	378,256
XXL A.S.A. *(b)	124,870	124,780
		6,587,196

Poland 1.0%
Alior Bank S.A. *	34,648	127,134
Asseco Poland S.A.	44,182	713,974
Bank Handlowy w Warszawie S.A.	13,836	122,971
Bank Millennium S.A. *	111,200	75,730
CCC S.A.	5,566	70,312
Cyfrowy Polsat S.A.	75,519	466,920
Enea S.A. *	276,533	373,522
Energa S.A. *	125,976	236,099
Eurocash S.A.	57,818	300,008
Grupa Azoty S.A. *	51,619	331,146
Jastrzebska Spolka Weglowa S.A.	50,634	168,105
LPP S.A.	138	217,527
mBank S.A. *	2,250	119,822
Orange Polska S.A. *	518,838	881,064
PLAY Communications S.A.	56,595	458,135
Santander Bank Polska S.A.	4,984	198,114
Tauron Polska Energia S.A. *	2,650,451	727,704
		5,588,287

Portugal 0.4%
Banco Espirito Santo S.A. *(a)	320,558	—
CTT-Correios de Portugal S.A.	128,504	302,765
EDP Renovaveis S.A.	18,805	230,554
Mota-Engil SGPS, S.A.	103,027	129,751
NOS SGPS, S.A.	81,317	304,581
Redes Energeticas Nacionais SGPS, S.A.	125,821	340,805
Sonae SGPS, S.A.	644,003	508,926
The Navigator Co., S.A.	134,880	350,457
		2,167,839

Republic of Korea 5.9%
AK Holdings, Inc.	6,587	136,493
AMOREPACIFIC Group	11,593	554,823
Asiana Airlines, Inc. *	77,790	268,327
BGF retail Co., Ltd.	728	94,181
Celltrion, Inc. *	2,152	371,943
Cheil Worldwide, Inc.	19,420	283,431
CJ ENM Co., Ltd.	3,074	323,404
CJ Logistics Corp. *	2,824	342,968
Com2uS Corp.	2,517	221,648
Daesang Corp.	16,717	301,842
Daewoo Engineering & Construction Co., Ltd. *	130,333	382,414
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	21,498	302,835
Daou Technology Inc.	3,228	43,521
DB HiTek Co., Ltd.	14,483	318,418
DGB Financial Group, Inc.	108,020	468,916
Dongkuk Steel Mill Co., Ltd. *	139,874	488,809
Doosan Bobcat, Inc.	11,036	213,606
Doosan Co., Ltd.	7,089	236,132
Doosan Infracore Co., Ltd. *	146,733	516,250
Fila Holdings Corp.	4,882	139,579
Green Cross Corp.	1,806	220,574
Green Cross Holdings Corp.	10,321	179,913
GS Engineering & Construction Corp.	27,961	583,820
GS Home Shopping, Inc.	1,758	184,190
GS Retail Co., Ltd.	15,171	472,707
Handsome Co., Ltd.	2,287	46,143

35
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Hanjin Transportation Co., Ltd.	9,316	353,803
Hanon Systems	52,839	398,023
Hansol Paper Co., Ltd.	19,011	245,675
Hanssem Co., Ltd.	3,674	220,385
Hanwha Aerospace Co., Ltd. *	14,318	315,347
Hanwha Life Insurance Co., Ltd.	447,934	667,401
Harim Holdings Co., Ltd.	45,492	239,122
HDC Holdings Co., Ltd.	23,388	179,422
Hite Jinro Co., Ltd.	12,270	327,397
HMM Co., Ltd. *	144,059	428,002
Hotel Shilla Co., Ltd.	6,723	470,050
Huchems Fine Chemical Corp.	9,874	142,454
Hyosung Corp.	4,067	232,741
Hyundai Construction Equipment Co., Ltd. *	7,733	117,108
Hyundai Corp.	19,944	240,155
Hyundai Department Store Co., Ltd.	8,920	532,221
Hyundai Electric & Energy System Co., Ltd. *	6,063	41,045
Hyundai Elevator Co., Ltd.	3,696	188,928
Hyundai Greenfood Co., Ltd.	35,027	234,867
Hyundai Home Shopping Network Corp.	2,898	171,240
Hyundai Mipo Dockyard Co., Ltd.	4,956	125,381
Hyundai Rotem Co., Ltd. *	17,303	256,783
Hyundai Wia Corp.	27,274	738,910
iMarketKorea, Inc.	31,586	262,157
IS Dongseo Co., Ltd.	8,012	167,638
JB Financial Group Co., Ltd.	81,836	325,971
Kakao Corp.	2,288	345,760
Kangwon Land, Inc.	28,500	589,017
KCC Corp.	3,154	429,273
KEPCO Plant Service & Engineering Co., Ltd.	10,459	279,474
Kolon Corp.	15,006	216,753
Kolon Industries, Inc.	19,899	504,145
Korea Aerospace Industries Ltd.	14,727	310,692
Korea Electric Terminal Co., Ltd.	1,960	46,141
Korea Investment Holdings Co., Ltd.	6,620	274,077
Korea Petrochemical Ind Co., Ltd.	3,703	429,481
Korean Reinsurance Co.	70,966	490,695
Kumho Petrochemical Co., Ltd.	9,775	616,433
Kumho Tire Co., Inc. *	79,561	200,548
LF Corp.	21,573	233,030
LG Hausys Ltd.	9,761	415,265
LG HelloVision Co., Ltd.	36,079	133,656
LG Innotek Co., Ltd.	9,228	999,784
LG International Corp.	62,749	680,625
Lotte Chilsung Beverage Co., Ltd.	1,731	155,284
LOTTE Fine Chemical Co., Ltd.	8,180	262,753
LOTTE Himart Co., Ltd.	21,824	481,606
LS Corp.	23,940	739,686
LS Electric Co., Ltd.	9,194	296,080
Mando Corp.	27,733	541,103
Meritz Financial Group, Inc.	20,197	163,685
Meritz Fire & Marine Insurance Co., Ltd.	40,629	462,147
Meritz Securities Co., Ltd.	66,590	179,243
Mirae Asset Daewoo Co., Ltd.	56,781	261,760
NCSoft Corp.	1,362	721,654
Nexen Tire Corp.	29,170	137,409
NH Investment & Securities Co., Ltd.	23,525	187,206
NongShim Co., Ltd.	1,910	462,999
OCI Co., Ltd. *	13,302	436,542
Orion Corp/Republic of Korea	1,328	136,049
Ottogi Corp.	465	207,953
Pan Ocean Co., Ltd. *	73,552	208,088
Security	Number of Shares	Value ($)
Partron Co., Ltd.	20,520	135,935
Poongsan Corp.	26,576	460,678
S&T Daewoo Co., Ltd.	1,305	38,654
S-1 Corp.	5,337	379,670
Samsung Card Co., Ltd.	14,208	349,822
Samsung Engineering Co., Ltd. *	30,106	284,142
Samsung Securities Co., Ltd.	11,196	277,418
Seoul Semiconductor Co., Ltd.	17,680	192,008
Seoyon E-Hwa Co., Ltd.	13,112	37,770
SFA Engineering Corp.	1,594	45,952
Shinsegae, Inc.	2,670	579,240
SK Chemicals Co., Ltd.	1,132	72,027
SK Gas Ltd.	5,807	366,556
SKC Co., Ltd.	9,888	403,472
Sungwoo Hitech Co., Ltd.	123,945	299,792
Taekwang Industrial Co., Ltd.	586	384,900
Taeyoung Engineering & Construction Co., Ltd.	16,604	196,736
WONIK IPS Co., Ltd. *	10,059	229,770
Youngone Corp.	12,843	287,925
Yuhan Corp.	8,221	319,390
		33,897,066

Singapore 1.6%
Ascendas Real Estate Investment Trust	273,450	571,861
CapitaLand Commercial Trust	129,302	146,932
CapitaLand Mall Trust	237,300	315,728
City Developments Ltd.	114,700	641,144
Genting Singapore Ltd.	1,241,800	689,035
Golden Agri-Resources Ltd.	5,710,200	627,938
Keppel Infrastructure Trust	180,000	63,035
Mapletree Commercial Trust	135,492	186,570
Mapletree Industrial Trust	129,544	232,578
Mapletree Logistics Trust	185,816	235,378
Mapletree North Asia Commercial Trust	238,762	158,572
SATS Ltd.	131,449	304,540
Sembcorp Industries Ltd.	621,400	711,879
Sembcorp Marine Ltd. *	367,896	194,499
Singapore Exchange Ltd.	91,600	624,630
Singapore Post Ltd.	491,600	253,318
Singapore Press Holdings Ltd.	576,400	618,968
Singapore Technologies Engineering Ltd.	285,500	691,408
StarHub Ltd.	331,000	348,697
Suntec Real Estate Investment Trust	164,100	162,085
UOL Group Ltd.	79,501	382,373
Venture Corp., Ltd.	78,800	880,644
		9,041,812

Spain 1.4%
Abengoa S.A., B Shares *	67,386,093	500,522
Almirall S.A.	3,819	49,250
Applus Services S.A.	36,265	237,926
Bolsas y Mercados Espanoles, SHMSF, S.A.	12,202	445,232
Caja de Ahorros del Mediterraneo *(a)	5,382	—
Cellnex Telecom S.A.	6,180	323,243
Cia de Distribucion Integral Logista Holdings S.A.	16,349	291,834
Cie Automotive S.A.	11,138	194,049
Construcciones y Auxiliar de Ferrocarriles S.A.	4,429	151,635
Distribuidora Internacional de Alimentacion S.A. *(b)	4,023,458	582,478

36
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Ebro Foods S.A.	28,173	598,943
Ence Energia y Celulosa S.A. (b)	46,547	149,596
Ercros S.A.	17,454	49,200
Euskaltel S.A.	22,938	182,994
FAES FARMA S.A.	38,882	170,011
Gestamp Automocion S.A.	98,030	245,475
Indra Sistemas S.A. *	17,984	155,094
Inmobiliaria Colonial Socimi S.A.	14,680	141,793
Liberbank S.A.	508,112	101,628
Mediaset Espana Comunicacion S.A.	95,264	341,359
Melia Hotels International S.A.	41,779	191,708
Merlin Properties Socimi S.A.	19,619	182,067
Obrascon Huarte Lain S.A. *	410,044	330,314
Prosegur Cash S.A.	101,941	88,965
Prosegur Cia de Seguridad S.A.	124,964	275,597
Sacyr S.A.	124,340	233,196
Siemens Gamesa Renewable Energy S.A.	29,081	432,600
Tecnicas Reunidas S.A. *	12,660	194,006
Unicaja Banco S.A.	625,903	338,662
Viscofan S.A.	10,065	645,048
Zardoya Otis S.A.	35,510	247,134
		8,071,559

Sweden 3.7%
AAK AB	27,753	453,314
AddTech AB, B Shares	1,554	42,130
AF POYRY AB *	18,022	327,425
Arjo AB, B Shares	62,477	308,572
Attendo AB *	48,186	183,132
Axfood AB	33,035	702,748
Beijer Ref AB	1,454	29,876
Betsson AB	59,578	335,734
Bilia AB, A Shares	40,555	275,036
BillerudKorsnas AB	80,654	1,016,806
Bonava AB, B Shares	31,563	152,980
Bravida Holding AB *	48,079	388,184
Castellum AB	26,673	467,839
Clas Ohlson AB, B Shares	24,251	212,834
Cloetta AB, B Shares *	64,261	147,980
Concentric AB *	2,959	33,358
Coor Service Management Holding AB	28,372	186,725
Dometic Group AB *	64,537	431,323
Elekta AB, B Shares	40,147	364,751
Fabege AB	16,346	193,633
Fastighets AB Balder, B Shares *	944	37,304
Getinge AB, B Shares	57,537	1,102,829
Granges AB	30,294	221,354
Hexpol AB *	72,149	518,336
Holmen AB, B Shares	25,169	722,103
Industrivarden AB, A Shares *	33,579	689,113
Industrivarden AB, C Shares	28,873	590,828
Indutrade AB	12,601	405,109
Intrum AB (b)	13,660	208,224
Inwido AB	28,741	165,226
JM AB	30,994	574,391
Kinnevik AB, B Shares	43,665	897,445
Kungsleden AB	25,164	191,635
LE Lundbergfortagen AB, B Shares	14,447	606,586
Lifco AB, B Shares	3,887	183,729
Lindab International AB	22,576	206,864
Loomis AB, B Shares	21,845	532,707
Lundin Energy AB	8,728	224,563
Mekonomen AB *	22,798	118,067
Modern Times Group MTG AB, B Shares *	17,605	177,116
NCC AB, B Shares	47,323	721,429
Security	Number of Shares	Value ($)
Nibe Industrier AB, B Shares	28,073	523,751
Nobia AB	65,988	246,724
Nolato AB, B Shares	3,324	174,708
Nordic Entertainment Group AB, B Shares	12,704	301,103
Pandox AB *	9,999	105,950
Peab AB	93,772	714,350
Ratos AB, B Shares *	193,150	457,205
Resurs Holding AB	9,176	33,763
Saab AB, B Shares *	21,801	497,283
SAS AB *(b)	264,867	247,653
Scandic Hotels Group AB	32,410	148,489
Svenska Cellulosa AB, S.C.A., B Shares *	102,702	1,089,331
Sweco AB, B Shares	9,549	326,237
Swedish Orphan Biovitrum AB *	2,591	49,641
Thule Group AB	14,556	271,424
Wallenstam AB, B Shares	15,605	161,830
Wihlborgs Fastigheter AB	13,298	189,751
		20,888,531

Switzerland 3.6%
Allreal Holding AG	2,599	482,743
Alpiq Holding AG *(a)	2,183	158,311
ALSO Holding AG	1,731	356,111
ams AG *	12,584	165,188
Arbonia AG *	18,321	155,348
Aryzta AG *	856,069	347,841
Autoneum Holding AG *	2,731	240,634
Banque Cantonale Vaudoise	415	366,433
Barry Callebaut AG	323	632,443
Belimo Holding AG	47	312,907
BKW AG	4,814	390,492
Bobst Group S.A.	3,147	157,090
Bucher Industries AG	1,964	553,917
Burckhardt Compression Holding AG	768	155,835
Cembra Money Bank AG	4,433	421,436
Conzzeta AG	343	293,967
Daetwyler Holding AG	1,785	305,915
dormakaba Holding AG	496	247,524
Dufry AG	9,552	312,785
Emmi AG	444	407,837
EMS-Chemie Holding AG	905	585,238
Flughafen Zuerich AG *	3,271	404,514
Forbo Holding AG	207	277,501
Galenica AG	12,756	913,462
GAM Holding AG *	193,538	406,315
Helvetia Holding AG	6,604	601,991
Huber & Suhner AG	4,170	266,293
Implenia AG	11,390	465,875
Inficon Holding AG	274	185,213
Komax Holding AG *(b)	842	122,129
Landis+Gyr Group AG	5,591	377,560
Logitech International S.A.	18,769	903,976
Mobimo Holding AG	1,046	288,332
OC Oerlikon Corp. AG	57,020	428,222
Pargesa Holding S.A.	12,862	914,958
Partners Group Holding AG	989	779,372
PSP Swiss Property AG	3,008	349,431
Rieter Holding AG	1,655	161,427
Schweiter Technologies AG	291	288,718
SFS Group AG	4,418	349,603
Siegfried Holding AG	551	251,153
SIG Combibloc Group AG *	25,738	416,872
St. Galler Kantonalbank AG	92	39,725
Stadler Rail AG *(b)	1,218	53,213
Straumann Holding AG	413	314,222

37
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Sulzer AG	6,457	456,700
Sunrise Communications Group AG	10,815	866,298
Tecan Group AG	966	310,996
Temenos AG	1,993	258,256
u-blox Holding AG *	2,213	155,008
Valiant Holding AG	2,634	254,429
Valora Holding AG *	1,836	329,797
VAT Group AG	2,370	391,148
Vetropack Holding AG	15	44,164
Vifor Pharma AG	5,501	825,282
Vontobel Holding AG	4,533	235,401
Zur Rose Group AG *	376	61,856
		20,799,407

United Kingdom 9.3%
888 Holdings plc	97,054	176,240
AA plc	928,647	316,230
AG Barr plc	5,604	34,812
Airtel Africa plc	72,101	36,370
Ascential plc	40,357	128,167
Ashmore Group plc	49,036	233,795
Auto Trader Group plc	39,451	227,100
Avast plc	7,803	44,945
B&M European Value Retail S.A.	168,603	705,088
Bank of Georgia Group plc	10,292	129,180
Beazley plc	96,068	475,012
Biffa plc	74,605	206,222
Big Yellow Group plc	12,538	168,768
Bodycote plc	61,416	449,312
Brewin Dolphin Holdings plc	60,088	207,036
Britvic plc	52,063	479,225
C&C Group plc	67,544	165,890
Capita plc *	576,631	282,346
Card Factory plc	218,068	114,914
Centamin plc	382,787	741,142
Cineworld Group plc	154,663	127,510
Clarkson plc	5,150	161,661
Close Brothers Group plc	40,396	553,950
Coats Group plc	314,518	181,922
Computacenter plc	28,042	512,495
ConvaTec Group plc	267,660	714,899
Costain Group plc	94,923	94,189
Countryside Properties plc	74,590	380,020
Cranswick plc	16,692	780,746
Crest Nicholson Holdings plc	121,945	392,930
Daily Mail & General Trust plc	60,638	538,507
Dechra Pharmaceuticals plc	4,772	166,104
Derwent London plc	7,371	288,016
DFS Furniture plc	21,238	40,422
Dignity plc	26,688	81,502
Diploma plc	13,492	292,435
Domino's Pizza Group plc	70,741	306,548
Dunelm Group plc	22,630	261,462
Electrocomponents plc	85,251	619,265
Elementis plc	227,308	200,406
Equiniti Group plc	69,814	150,513
Essentra plc	102,370	359,307
Ferrexpo plc	149,367	252,935
Forterra plc	11,079	33,571
Frasers Group plc *	113,168	370,358
Fresnillo plc	45,595	405,030
Games Workshop Group plc	2,687	203,364
Genus plc	6,179	265,464
Grafton Group plc	85,149	679,438
Grainger plc	73,395	246,586
Great Portland Estates plc	31,588	269,044
Greencore Group plc	164,873	377,603
Security	Number of Shares	Value ($)
Greggs plc	20,821	478,907
GVC Holdings plc	32,992	313,154
Halfords Group plc	248,060	337,426
Halma plc	27,724	728,874
Hammerson plc	179,299	158,869
Hargreaves Lansdown plc	15,465	279,831
Hastings Group Holdings plc	21,250	48,845
Hikma Pharmaceuticals plc	21,918	652,806
Hill & Smith Holdings plc	17,021	246,754
Hiscox Ltd.	53,246	468,415
HomeServe plc	28,089	393,461
Howden Joinery Group plc	115,215	759,752
Hunting plc	63,389	145,313
Ibstock plc	104,985	265,554
IG Group Holdings plc	112,241	1,063,847
Indivior plc *	826,827	513,613
Intermediate Capital Group plc	43,090	609,585
Intu Properties plc *(b)	1,705,638	116,326
IWG plc	128,194	383,343
J.D. Wetherspoon plc	19,294	229,674
JD Sports Fashion plc	38,241	253,474
John Laing Group plc	67,321	308,846
Jupiter Fund Management plc	146,682	403,226
Just Group plc *	695,855	486,779
KAZ Minerals plc	43,321	225,318
Keller Group plc	60,913	470,587
Kier Group plc *	359,284	376,119
Lancashire Holdings Ltd.	65,988	508,645
Man Group plc	421,638	706,415
Mapeley Ltd. *(a)	2,199	—
Marshalls plc	25,473	204,017
Marston's plc	337,967	160,733
McCarthy & Stone plc	206,026	183,433
Mediclinic International plc	101,750	330,827
Melrose Industries plc	286,282	357,825
Mitchells & Butlers plc *	106,671	238,341
Moneysupermarket.com Group plc	93,234	371,471
Morgan Advanced Materials plc	111,338	307,128
Morgan Sindall Group plc	20,556	331,225
National Express Group plc	149,677	515,059
Ocado Group plc *	14,085	284,484
OneSavings Bank plc	45,190	138,691
Pagegroup plc	109,187	517,079
Paragon Banking Group plc	54,452	227,977
PayPoint plc	14,652	121,982
Petra Diamonds Ltd. *	1,825,598	49,617
Petrofac Ltd.	159,510	394,782
Petropavlovsk plc *	208,228	66,889
Pets at Home Group plc	180,960	579,397
Phoenix Group Holdings plc	95,901	727,727
Playtech plc	159,970	469,314
Plus500 Ltd.	42,619	667,979
Polymetal International plc	53,768	1,101,110
Polypipe Group plc	38,143	239,272
Premier Oil plc *(b)	659,549	269,329
Provident Financial plc	164,909	402,138
PZ Cussons plc	77,050	181,473
QinetiQ Group plc	154,126	589,402
Quilter plc	133,628	206,663
Rank Group plc	12,250	25,138
Rathbone Brothers plc	7,160	136,107
Redde Northgate plc	142,849	322,265
Redrow plc	59,424	345,272
Renishaw plc	4,380	193,857
Rhi Magnesita N.V.	4,347	133,526
Rightmove plc	36,410	227,651
Rotork plc	139,155	433,805
Safestore Holdings plc	18,602	168,274

38
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Saga plc	1,202,132	246,317
Savills plc	39,651	482,704
Schroders plc	18,895	631,085
Segro plc	57,462	602,289
Senior plc	221,388	180,788
Serco Group plc *	242,855	393,107
SIG plc	464,513	140,113
Signature Aviation plc	206,795	507,870
Softcat plc	2,861	40,625
Spectris plc	27,970	943,168
Speedy Hire plc	43,800	34,242
Spirax-Sarco Engineering plc	6,376	697,786
Spire Healthcare Group plc	235,298	286,282
Spirent Communications plc	19,095	57,762
SSP Group plc	72,679	256,862
St. James's Place plc	71,693	763,400
St. Modwen Properties plc	37,939	175,816
Stagecoach Group plc	309,897	290,567
Sthree plc	14,836	40,192
Superdry plc	66,394	105,825
Synthomer plc	93,914	334,740
TalkTalk Telecom Group plc	289,644	300,790
Ted Baker plc	29,355	56,383
Telecom Plus plc	16,569	276,301
The Go-Ahead Group plc	23,273	392,754
The Restaurant Group plc	225,045	153,083
The Unite Group plc	16,318	180,187
TI Fluid Systems plc	32,270	64,868
TP ICAP plc	92,781	396,102
Tullow Oil plc	213,609	69,337
Tyman plc	79,108	167,622
UDG Healthcare plc	51,601	407,258
Ultra Electronics Holdings plc	16,806	416,069
Vesuvius plc	107,948	544,930
Victrex plc	17,977	450,431
Vistry Group plc	80,574	818,274
WH Smith plc	24,751	390,685
William Hill plc	531,490	761,872
Wizz Air Holdings plc *	5,154	186,269
Workspace Group plc	2,694	26,537
		53,056,305
Total Common Stock
(Cost $574,878,597)		562,794,654

Preferred Stock 0.4% of net assets

Germany 0.4%
Draegerwerk AG & Co. KGaA	9,091	760,785
Jungheinrich AG	19,768	356,978
Sartorius AG	1,230	345,558
Schaeffler AG	59,072	398,880
Sixt SE	4,573	212,406
Total Preferred Stock
(Cost $2,039,012)		2,074,607

Rights 0.0% of net assets

Australia 0.0%
G8 Education Ltd. *(a)	113,204	5,901
Southern Cross Media Group Ltd. *(a)	614,839	20,033
		25,934

Security	Number of Shares	Value ($)
Norway 0.0%
XXL A.S.A. *(a)	57,940	30,087
Total Rights
(Cost $81,680)		56,021

Other Investment Company 1.7% of net assets

United States 1.7%
Securities Lending Collateral 1.7%
Wells Fargo Government Money Market Fund, Select Class 0.19% (c)	9,800,555	9,800,555
Total Other Investment Company
(Cost $9,800,555)		9,800,555
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.2% of net assets

Time Deposits 0.2%
BNP Paribas
Swiss Franc
(1.50%), 05/04/20 (d)(e)	85,065	88,128
Brown Brothers Harriman
Australian Dollar
0.01%, 05/01/20 (e)	58,547	38,152
Canadian Dollar
0.04%, 05/01/20 (e)	113,684	81,672
Danish Krone
(0.07%), 05/01/20 (d)(e)	57,132	8,390
New Zealand Dollar
0.35%, 05/01/20 (e)	83,677	51,332
Norwegian Krone
0.03%, 05/04/20 (e)	6,154	601
Pound Sterling
0.01%, 05/01/20 (e)	5,144	6,479
Singapore Dollar
0.01%, 05/04/20 (e)	8,261	5,858
Swedish Krona
(0.25%), 05/04/20 (d)(e)	252,913	25,925
Citibank
Euro
(0.65%), 05/04/20 (d)(e)	441,702	484,039
Sumitomo Mitsui Banking Corp.
Japanese Yen
(0.25%), 05/01/20 (d)(e)	19,189,387	178,814
Total Short-Term Investments
(Cost $969,390)		969,390

39
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 06/19/20	82	6,717,030	24,596
*	Non-income producing security.
(a)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by fund’s Board of Trustees.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $8,465,720.
(c)	The rate shown is the 7-day yield.
(d)	Rate is negative due to the current daily overnight rate at the central bank of the denominated currency and therefore is non-income producing.
(e)	The rate shown is the current daily overnight rate.

CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
40
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. The fund also makes available its complete schedule of portfolio holdings 15 to 20 days after the end of the month on the fund’s website at www.schwabfunds.com/schwabfunds_prospectus.

Security	Number of Shares	Value ($)
Common Stock 96.5% of net assets

Brazil 4.4%
Ambev S.A.	705,850	1,471,954
B3 S.A. - Brasil Bolsa Balcao	73,733	520,940
Banco Bradesco S.A.	227,828	735,699
Banco do Brasil S.A.	365,715	1,916,710
Banco Santander Brasil S.A.	56,700	281,524
BRF S.A. *	162,318	578,780
CCR S.A.	227,800	517,356
Centrais Eletricas Brasileiras S.A.	48,716	217,246
Cia Brasileira de Distribuicao	53,099	646,613
Cia Energetica de Minas Gerais	35,900	63,840
Cielo S.A.	481,234	359,295
Cogna Educacao	325,200	331,306
Companhia de Saneamento Basico do Estado de Sao Paulo	67,710	499,056
Embraer S.A. *	244,151	388,368
IRB Brasil Resseguros S.A.	62,100	116,711
Itau Unibanco Holding S.A.	33,000	133,507
JBS S.A.	324,500	1,422,623
Petrobras Distribuidora S.A.	167,100	600,133
Petroleo Brasileiro S.A.	715,758	2,454,787
Suzano S.A. *	60,300	437,011
Tim Participacoes S.A.	257,247	603,629
Ultrapar Participacoes S.A.	565,328	1,507,430
Vale S.A.	785,797	6,482,439
		22,286,957

Chile 0.9%
Banco de Chile	4,896,168	431,618
Cencosud S.A.	905,831	1,095,807
Empresas Copec S.A.	173,352	1,083,424
Enel Americas S.A.	6,794,412	1,114,905
Falabella S.A.	142,735	389,790
Latam Airlines Group S.A.	90,856	343,336
		4,458,880

China 34.2%
Agile Group Holdings Ltd.	558,000	627,621
Agricultural Bank of China Ltd., A Shares	695,100	338,547
Agricultural Bank of China Ltd., H Shares	9,217,600	3,834,354
Alibaba Group Holding Ltd. ADR *	26,300	5,330,221
Anhui Conch Cement Co., Ltd., A Shares	9,700	81,035
Anhui Conch Cement Co., Ltd., H Shares	184,000	1,450,910
BAIC Motor Corp., Ltd., H Shares	935,000	409,053
Baidu, Inc. ADR *	22,087	2,229,241
Bank of China Ltd., A Shares	474,400	232,325
Bank of China Ltd., H Shares	26,095,234	9,934,527
Bank of Communications Co., Ltd., A Shares	241,300	175,811
Bank of Communications Co., Ltd., H Shares	2,557,000	1,620,386
Security	Number of Shares	Value ($)
China Cinda Asset Management Co., Ltd., H Shares	4,124,000	799,301
China CITIC Bank Corp., Ltd., A Shares	66,900	48,871
China CITIC Bank Corp., Ltd., H Shares	3,283,000	1,603,858
China Communications Construction Co., Ltd., A Shares	47,200	53,010
China Communications Construction Co., Ltd., H Shares	1,914,322	1,286,701
China Construction Bank Corp., A Shares	60,400	54,618
China Construction Bank Corp., H Shares	28,628,960	22,979,411
China Everbright Bank Co., Ltd., A Shares	234,200	122,779
China Everbright Bank Co., Ltd., H Shares	944,000	400,589
China Evergrande Group	535,000	951,089
China Hongqiao Group Ltd.	413,000	203,589
China Huarong Asset Management Co., Ltd., H Shares	8,437,000	940,345
China Jinmao Holdings Group Ltd.	1,074,000	756,162
China Life Insurance Co., Ltd., A Shares	5,600	22,312
China Life Insurance Co., Ltd., H Shares	699,000	1,490,756
China Merchants Bank Co., Ltd., A Shares	58,800	288,531
China Merchants Bank Co., Ltd., H Shares	592,650	2,804,603
China Minsheng Banking Corp., Ltd., A Shares	230,100	190,485
China Minsheng Banking Corp., Ltd., H Shares	2,363,300	1,760,423
China Mobile Ltd.	1,813,055	14,575,252
China National Building Material Co., Ltd., H Shares	1,820,000	2,273,445
China Oriental Group Co., Ltd.	1,732,000	523,439
China Overseas Land & Investment Ltd.	810,000	2,992,096
China Pacific Insurance Group Co., Ltd., A Shares	14,000	60,053
China Pacific Insurance Group Co., Ltd., H Shares	318,600	1,054,066
China Petroleum & Chemical Corp., A Shares	544,900	341,848
China Petroleum & Chemical Corp., H Shares	23,688,400	11,806,598
China Railway Construction Corp., Ltd., A Shares	102,100	139,355
China Railway Construction Corp., Ltd., H Shares	973,000	1,068,361
China Railway Group Ltd., H Shares	1,830,000	1,094,207
China Resources Land Ltd.	449,000	1,855,359
China Resources Power Holdings Co., Ltd.	1,186,000	1,404,752
China Shenhua Energy Co., Ltd., A Shares	52,000	116,410
China Shenhua Energy Co., Ltd., H Shares	1,422,500	2,520,084

41
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
China State Construction Engineering Corp., Ltd., A Shares	311,700	228,269
China Telecom Corp., Ltd., H Shares	7,682,000	2,653,365
China Tower Corp., Ltd., H Shares *	3,084,000	686,326
China Unicom (Hong Kong) Ltd.	3,197,056	2,067,639
China United Network Communications Ltd., A Shares	221,900	162,151
China Vanke Co., Ltd., H Shares	236,800	795,821
China Vanke Co.,Ltd., A Shares	29,800	111,416
CITIC Ltd.	1,988,000	2,064,743
CNOOC Ltd.	4,943,075	5,465,170
Country Garden Holdings Co., Ltd.	1,063,000	1,376,984
CRRC Corp., Ltd., A Shares	102,100	88,505
CRRC Corp., Ltd., H Shares	886,000	469,012
Dongfeng Motor Group Co., Ltd., H Shares	1,077,000	714,333
ENN Energy Holdings Ltd.	74,900	844,307
Fosun International Ltd.	633,500	795,338
GCL-Poly Energy Holdings Ltd. *(a)	18,106,000	515,296
Geely Automobile Holdings Ltd.	563,000	875,759
Great Wall Motor Co., Ltd., A Shares	11,900	13,429
Great Wall Motor Co., Ltd., H Shares	1,141,300	763,023
Guangzhou R&F Properties Co., Ltd., H Shares	528,000	670,500
Haier Electronics Group Co., Ltd.	309,000	851,014
Hengan International Group Co., Ltd.	117,000	1,040,474
Huaneng Power International, Inc., A Shares	71,100	42,192
Huaneng Power International, Inc., H Shares	2,354,000	884,972
Industrial & Commercial Bank of China Ltd., A Shares	378,400	275,171
Industrial & Commercial Bank of China Ltd., H Shares	21,155,172	14,184,736
Industrial Bank Co., Ltd., A Shares	100,800	234,604
JD.com, Inc. ADR *	34,926	1,505,311
Jiangxi Copper Co., Ltd., A Shares	25,700	45,906
Jiangxi Copper Co., Ltd., H Shares	1,023,000	995,237
Kingboard Holdings Ltd.	367,000	895,317
Kunlun Energy Co., Ltd.	1,022,000	665,828
Legend Holdings Corp., H Shares	324,100	379,273
Longfor Group Holdings Ltd.	202,500	1,029,516
NetEase, Inc. ADR	4,454	1,536,452
PetroChina Co., Ltd., H Shares	11,916,000	4,280,126
PICC Property & Casualty Co., Ltd., H Shares	1,788,000	1,711,019
Ping An Insurance Group Co. of China Ltd., A Shares	17,000	176,480
Ping An Insurance Group Co. of China Ltd., H Shares	411,500	4,187,530
Postal Savings Bank of China Co., Ltd., Class H	1,097,000	655,515
SAIC Motor Corp., Ltd., A Shares	68,300	180,166
Shanghai Pudong Development Bank Co., Ltd., A Shares	158,600	236,582
Shimao Property Holdings Ltd.	328,500	1,335,311
Sinopec Shanghai Petrochemical Co., Ltd., A Shares	78,000	43,828
Sinopec Shanghai Petrochemical Co., Ltd., H Shares	2,450,000	665,178
Sinopharm Group Co., Ltd., H Shares	349,200	941,569
Sunac China Holdings Ltd.	139,000	621,782
Tencent Holdings Ltd.	138,800	7,296,637
Vipshop Holdings Ltd. ADR *	55,470	883,637
Security	Number of Shares	Value ($)
Weichai Power Co., Ltd., A Shares	11,800	22,048
Weichai Power Co., Ltd., H Shares	338,000	593,869
		174,605,455

Colombia 0.2%
Bancolombia S.A.	55,379	354,179
Ecopetrol S.A.	1,345,901	710,516
		1,064,695

Czech Republic 0.2%
CEZ A/S	54,165	1,007,007

Egypt 0.1%
Commercial International Bank Egypt S.A.E. GDR	151,142	579,558

Greece 0.4%
Alpha Bank AE *	782,093	571,104
Hellenic Telecommunications Organization S.A.	55,178	728,983
Motor Oil Hellas Corinth Refineries S.A.	28,727	425,645
Piraeus Bank S.A. *	341,737	456,123
		2,181,855

Hungary 0.4%
MOL Hungarian Oil & Gas plc	194,065	1,228,590
OTP Bank Nyrt	26,533	785,801
		2,014,391

India 6.9%
Axis Bank Ltd.	138,733	810,541
Bharat Petroleum Corp., Ltd.	364,796	1,784,698
Bharti Airtel Ltd. *	252,890	1,722,211
Coal India Ltd.	439,386	859,187
Grasim Industries Ltd.	59,482	394,808
HCL Technologies Ltd.	145,418	1,042,922
Hero MotoCorp Ltd.	21,826	622,552
Hindalco Industries Ltd.	398,942	676,664
Hindustan Petroleum Corp., Ltd.	386,049	1,126,678
Housing Development Finance Corp., Ltd.	71,292	1,803,317
Indian Oil Corp., Ltd.	1,314,234	1,465,134
Infosys Ltd.	431,637	4,034,567
ITC Ltd.	291,093	701,299
JSW Steel Ltd.	261,913	618,595
Larsen & Toubro Ltd.	34,227	405,869
Mahindra & Mahindra Ltd.	96,834	467,179
Maruti Suzuki India Ltd.	12,661	898,825
NTPC Ltd.	585,996	734,142
Oil & Natural Gas Corp., Ltd.	1,550,739	1,641,008
Rajesh Exports Ltd.	86,540	711,685
Reliance Industries Ltd.	278,113	5,407,354
State Bank of India *	309,650	774,916
Sun Pharmaceutical Industries Ltd.	130,654	796,851
Tata Consultancy Services Ltd.	77,532	2,052,453
Tata Motors Ltd. *	980,696	1,187,486
Tata Motors Ltd., Class A *	403,612	210,053
Tata Steel Ltd.	135,222	525,116

42
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Vedanta Ltd.	895,038	1,043,305
Wipro Ltd.	222,448	564,762
		35,084,177

Indonesia 1.1%
PT Astra International Tbk	4,263,400	1,090,434
PT Bank Central Asia Tbk	392,900	680,577
PT Bank Mandiri (Persero) Tbk	2,289,100	680,461
PT Bank Rakyat Indonesia (Persero) Tbk	5,089,800	925,770
PT Telekomunikasi Indonesia (Persero) Tbk	8,704,800	2,001,686
		5,378,928

Kuwait 0.5%
Kuwait Finance House KSCP	336,778	645,503
Mobile Telecommunications Co. KSC	620,343	1,060,040
National Bank of Kuwait SAKP	366,530	878,884
		2,584,427

Malaysia 1.8%
Axiata Group Berhad	1,099,013	1,002,049
CIMB Group Holdings Berhad	1,229,976	983,464
Genting Berhad	768,200	742,941
Malayan Banking Berhad	1,013,061	1,777,980
Petronas Chemicals Group Berhad	495,600	641,524
Public Bank Berhad	348,165	1,323,225
Tenaga Nasional Berhad	1,015,400	2,875,107
		9,346,290

Mexico 3.3%
Alfa S.A.B. de C.V., Class A	1,881,600	769,785
America Movil S.A.B. de C.V., Series L	9,033,219	5,472,180
Cemex S.A.B. de C.V., Series CPO	7,679,556	1,615,508
Fomento Economico Mexicano S.A.B. de C.V.	339,715	2,195,652
Grupo Bimbo S.A.B. de C.V., Series A	580,000	856,487
Grupo Financiero Banorte S.A.B. de C.V., Class O	400,200	1,094,443
Grupo Mexico S.A.B. de C.V., Series B	846,236	1,804,760
Grupo Televisa S.A.B., Series CPO	612,317	650,655
Orbia Advance Corp. SAB de CV	331,200	390,827
Wal-Mart de Mexico S.A.B. de C.V.	922,937	2,219,935
		17,070,232

Philippines 0.4%
PLDT, Inc. (b)	48,010	1,216,816
SM Investments Corp. (b)	36,090	601,534
		1,818,350

Qatar 0.5%
Ooredoo QPSC	485,602	849,520
Qatar National Bank QPSC	410,585	1,936,581
		2,786,101

Russia 10.7%
Alrosa PJSC	789,600	653,985
Gazprom PJSC - USD	5,851,400	14,979,836
Gazprom PJSC	282,200	717,489
Inter RAO UES PJSC	19,294,001	1,292,521
Lukoil PJSC	217,511	14,145,139
Security	Number of Shares	Value ($)
Magnit PJSC	50,232	2,497,471
MMC Norilsk Nickel PJSC	7,755	2,139,750
Mobile TeleSystems PJSC	452,462	1,948,420
NovaTek PJSC	91,390	1,277,188
Novolipetsk Steel PJSC	264,710	453,213
Rosneft Oil Co. PJSC	607,650	2,748,108
ROSSETI PJSC	31,354,000	537,985
Sberbank of Russia PJSC	1,948,320	5,178,107
Severstal PAO	65,620	786,547
Sistema PJSC FC	4,990,700	971,679
Surgutneftegas PJSC	2,866,605	1,433,543
Tatneft PJSC	301,880	2,237,127
VTB Bank PJSC	2,021,670,000	950,185
		54,948,293

Saudi Arabia 0.8%
Al Rajhi Bank	43,831	666,268
National Commercial Bank	31,428	310,174
Riyad Bank	36,259	163,920
Samba Financial Group	30,692	189,564
Saudi Arabian Oil Co.	20,298	170,561
Saudi Basic Industries Corp.	64,589	1,281,760
Saudi Electricity Co.	54,930	248,722
Saudi Telecom Co.	27,186	654,704
Yanbu National Petrochemical Co.	12,739	151,789
		3,837,462

South Africa 3.8%
Absa Group Ltd.	237,669	1,172,932
AngloGold Ashanti Ltd.	53,803	1,313,339
Aspen Pharmacare Holdings Ltd. *	115,783	722,221
Barloworld Ltd.	139,494	511,776
Bid Corp., Ltd.	66,827	870,903
FirstRand Ltd.	493,424	1,076,900
Gold Fields Ltd.	227,824	1,695,833
MTN Group Ltd.	952,675	2,503,496
Naspers Ltd., N Shares	6,346	987,745
Nedbank Group Ltd.	103,979	604,478
Old Mutual Ltd	499,002	362,227
Remgro Ltd.	60,241	444,289
Sanlam Ltd.	233,407	746,182
Sappi Ltd. *	358,507	435,187
Sasol Ltd. *	310,431	1,473,275
Shoprite Holdings Ltd.	187,741	1,085,090
Standard Bank Group Ltd.	280,988	1,548,235
The Bidvest Group Ltd.	67,270	546,295
Vodacom Group Ltd.	159,529	1,060,514
Woolworths Holdings Ltd.	313,947	517,021
		19,677,938

Taiwan 20.7%
Acer, Inc.	1,525,496	844,584
ASE Technology Holding Co., Ltd.	239,000	532,423
Asustek Computer, Inc.	423,041	2,859,604
AU Optronics Corp.	10,179,800	2,677,090
Catcher Technology Co., Ltd.	186,000	1,408,856
Cathay Financial Holding Co., Ltd.	1,260,599	1,682,040
Cheng Shin Rubber Industry Co., Ltd.	629,000	723,100
China Steel Corp.	3,180,198	2,129,991
Chunghwa Telecom Co., Ltd.	662,906	2,436,446
Compal Electronics, Inc.	4,003,305	2,552,081
CTBC Financial Holding Co., Ltd.	2,372,201	1,580,817
Delta Electronics, Inc.	380,590	1,775,150
Far Eastern New Century Corp.	1,288,817	1,119,166

43
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Far EasTone Telecommunications Co., Ltd.	315,622	702,977
First Financial Holding Co., Ltd.	1,080,346	795,646
Formosa Chemicals & Fibre Corp.	777,442	1,969,278
Formosa Petrochemical Corp.	353,330	1,060,101
Formosa Plastics Corp.	658,732	1,933,540
Foxconn Technology Co., Ltd.	393,317	755,205
Fubon Financial Holding Co., Ltd.	1,685,674	2,383,508
Hon Hai Precision Industry Co., Ltd.	6,802,572	17,482,382
Innolux Corp.	13,478,357	2,927,555
Inventec Corp.	1,776,639	1,395,948
Largan Precision Co., Ltd.	7,050	961,010
Lite-On Technology Corp.	743,167	1,154,844
MediaTek, Inc.	221,338	3,056,330
Mega Financial Holding Co., Ltd.	1,316,340	1,324,145
Nan Ya Plastics Corp.	1,121,622	2,481,314
Pegatron Corp.	1,735,264	3,807,008
Pou Chen Corp.	945,267	890,152
President Chain Store Corp.	79,000	816,917
Quanta Computer, Inc.	1,036,500	2,239,531
Synnex Technology International Corp.	798,850	1,066,139
Taiwan Cement Corp.	816,467	1,177,978
Taiwan Mobile Co., Ltd.	222,334	801,094
Taiwan Semiconductor Manufacturing Co., Ltd.	2,234,803	22,544,236
Uni-President Enterprises Corp.	829,678	1,931,811
United Microelectronics Corp.	4,455,965	2,305,360
Walsin Lihwa Corp.	1,845,000	809,535
Wistron Corp.	1,950,682	1,829,235
WPG Holdings Ltd.	1,058,880	1,379,379
Yageo Corp.	57,000	737,485
Yuanta Financial Holding Co., Ltd.	1,178,000	671,435
		105,712,426

Thailand 2.9%
Advanced Info Service PCL NVDR	155,275	945,763
Charoen Pokphand Foods PCL NVDR	897,200	743,207
CP ALL PCL NVDR	372,000	813,163
Kasikornbank PCL NVDR	322,100	844,448
Krung Thai Bank PCL. NVDR	1,556,600	523,270
PTT Exploration & Production PCL NVDR	305,800	789,336
PTT Global Chemical PCL NVDR	997,600	1,148,359
PTT PCL NVDR	4,796,570	5,237,196
Thai Oil PCL NVDR	553,400	692,289
The Siam Cement PCL NVDR	208,900	2,219,024
The Siam Commercial Bank PCL NVDR	506,300	1,057,450
		15,013,505

Turkey 1.7%
Akbank T.A.S. *	1,092,095	921,947
BIM Birlesik Magazalar A/S	102,766	815,993
Eregli Demir ve Celik Fabrikalari TAS	701,379	808,618
Haci Omer Sabanci Holding A/S	605,874	707,898
KOC Holding A/S	418,490	918,269
Tupras-Turkiye Petrol Rafinerileri A/S *	56,568	734,597
Turk Hava Yollari AO *	340,703	521,268
Turkcell Iletisim Hizmetleri A/S	575,950	1,147,389
Turkiye Garanti Bankasi A/S *	844,143	1,007,247
Turkiye Halk Bankasi A/S *	843,862	627,811
Turkiye Is Bankasi A/S, Class C *	635,176	450,885
		8,661,922

Security	Number of Shares	Value ($)
United Arab Emirates 0.6%
Abu Dhabi Commercial Bank PJSC	333,997	401,410
Emaar Properties PJSC	821,170	602,221
Emirates Telecommunications Group Co. PJSC	312,013	1,311,180
First Abu Dhabi Bank PJSC	209,371	652,887
		2,967,698
Total Common Stock
(Cost $516,876,167)		493,086,547

Preferred Stock 4.4% of net assets

Brazil 2.8%
Banco Bradesco S.A.	879,333	3,096,642
Centrais Eletricas Brasileiras S.A., Class B	31,420	160,859
Companhia Energetica de Minas Gerais	390,608	683,828
Gerdau S.A.	456,706	985,992
Itau Unibanco Holding S.A.	1,146,979	4,802,720
Metalurgica Gerdau S.A.	505,677	478,905
Petroleo Brasileiro S.A.	954,554	3,168,447
Telefonica Brasil S.A.	133,272	1,118,790
		14,496,183

Colombia 0.1%
Bancolombia S.A.	88,161	576,309

Russia 1.5%
Surgutneftegas PJSC	3,653,400	1,788,858
Tatneft PJSC	26,770	183,791
Transneft PJSC	3,008	5,532,280
		7,504,929
Total Preferred Stock
(Cost $27,303,920)		22,577,421

Other Investment Company 0.1% of net assets

United States 0.1%
Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 0.19% (c)	280,000	280,000
Total Other Investment Company
(Cost $280,000)		280,000
Security Rate, Maturity Date	Face Amount Local Currency	Value ($)
Short-Term Investments 0.0% of net assets

Time Deposits 0.0%
Brown Brothers Harriman
Euro
(0.65%), 05/04/20 (d)(e)	26	29
South African Rand
3.20%, 05/04/20 (d)	1,932,795	104,275
Total Short-Term Investments
(Cost $104,304)		104,304

44
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index Fund
Portfolio Holdings as of April 30, 2020 (Unaudited) (continued)

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Depreciation ($)
Futures Contracts
Long
MSCI Emerging Markets Index, expires 06/19/20	31	1,404,145	(21,451)
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $199,220.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	The rate shown is the current daily overnight rate.
(e)	Rate is negative due to the current daily overnight rate at the central bank of the denominated currency and therefore is non-income producing.

ADR —	American Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt
45
Schwab Fundamental Index Funds  |  Semiannual Report
See financial notes

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jonathan de St. Paer and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	(1) Code of ethics – not applicable to this semi-annual report.

(2)

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(3)	Not applicable.

(4)	Registrant’s Independent Public Accountant, attached as Exhibit 99.ACCT.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Capital Trust

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer
Chief Executive Officer

Date: June 16, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer
Chief Executive Officer

Date: June 16, 2020

By:	/s/ Mark Fischer
Mark Fischer
Chief Financial Officer

Date: June 16, 2020